As filed with the Securities and Exchange Commission on February 28, 2025

No. 333-146827

No. 811-22135

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

__________________________________________

FORM N-1A
__________________________________________

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1439	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 1440	☒

__________________________________________

Innovator ETFs® Trust

(Exact Name of Registrant as Specified in Charter)

__________________________________________

200 W. Front Street
Wheaton, Illinois 60187
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 208-5212

Corporation Service Company
2711 Centerville Road, Suite 400
Wilmington, New Castle County, Delaware 19808
(Name and Address of Agent for Service)

__________________________________________

Copy to:

Morrison C. Warren, Esq.
Chapman and Cutler LLP
320 South Canal Street
Chicago, Illinois 60606

––––––––––––––––––––––––––––––––––––––––––

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	On (date) pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 1439

This Registration Statement comprises the following papers and contents:

The Facing Sheet

Part A – Prospectuses for Innovator Premium Income 20 Barrier ETF™ – January, Innovator Premium Income  30 Barrier ETF™ – January; Innovator Premium Income 15 Buffer ETF™ – January; Innovator Premium Income 10 Barrier ETF™ – April; Innovator Premium Income 20 Barrier ETF™ – April; Innovator Premium Income 30 Barrier ETF™ – April; Innovator Premium Income 40 Barrier ETF™ – April; Innovator Premium Income 9 Buffer ETF™ – April; Innovator Premium Income 15 Buffer ETF™ – April; Innovator Premium Income 10 Barrier ETF™ – July; Innovator Premium Income 20 Barrier ETF™ – July; Innovator Premium Income 30 Barrier ETF™ – July; Innovator Premium Income 40 Barrier ETF™ – July; Innovator Premium Income 9 Buffer ETF™ – July; Innovator Premium Income 15 Buffer ETF™ – July; Innovator Premium Income 10 Barrier ETF™ – October; Innovator Premium Income 20 Barrier ETF™ – October; Innovator Premium Income 30 Barrier ETF™ – October; Innovator Premium Income 40 Barrier ETF™ – October; Innovator Premium Income 9 Buffer ETF™ – October; and Innovator Premium Income 15 Buffer ETF™ – October

Part B – Statement of Additional Information for Innovator Premium Income 20 Barrier ETF™ – January, Innovator Premium Income 30 Barrier ETF™ – January; Innovator Premium Income 15 Buffer ETF™ – January; Innovator Premium Income 10 Barrier ETF™ – April; Innovator Premium Income 20 Barrier ETF™ – April; Innovator Premium Income 30 Barrier ETF™ – April; Innovator Premium Income 40 Barrier ETF™ – April; Innovator Premium Income 9 Buffer ETF™ – April; Innovator Premium Income 15 Buffer ETF™ – April; Innovator Premium Income 10 Barrier ETF™ – July; Innovator Premium Income 20 Barrier ETF™ – July; Innovator Premium Income 30 Barrier ETF™ – July; Innovator Premium Income 40 Barrier ETF™ – July; Innovator Premium Income 9 Buffer ETF™ – July; Innovator Premium Income 15 Buffer ETF™ – July; Innovator Premium Income 10 Barrier ETF™ – October; Innovator Premium Income 20 Barrier ETF™ – October; Innovator Premium Income 30 Barrier ETF™ – October; Innovator Premium Income 40 Barrier ETF™ – October; Innovator Premium Income 9 Buffer ETF™ – October; and Innovator Premium Income 15 Buffer ETF™ – October

Part C – Other Information

Signatures

Prospectus

Innovator Premium Income 20 Barrier ETF™ — January

(Cboe BZX — JANH)

February 28, 2025

Innovator Premium Income 20 Barrier ETF™ — January (the “Fund”) is a series of
Innovator ETFs® Trust (the “Trust”) and is an actively managed ETF.

• The Fund invests in FLexible EXchange Options (“FLEX Options”) that reference the S&P 500® Price Return Index (the “U.S. Equity Index”) and U.S. Treasury bills (“U.S. Treasuries”) to employ an income-oriented “defined outcome strategy.” Defined outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The outcomes sought by the Fund, which include the defined distributions and barrier discussed below (the “Outcomes”), are contingent on the performance of the U.S. Equity Index’s price return and the yield of the U.S. Treasuries over an approximately one-year period from January 1 through December 31 of each year (the “Outcome Period”). The current Outcome Period is from January 1, 2025 through December 31, 2025. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another Outcome Period will begin. The Fund and the sought-after Outcomes are designed for shareholders who invest from the commencement of the Outcome Period through the end of the Outcome Period. If an investor purchases shares of the Fund (“Shares”) after the Outcome Period has begun or sells Shares prior to the expiration of the Outcome Period, the investment outcomes experienced by such investor will differ from the Fund’s sought-after Outcomes. There is no guarantee that the Outcomes for an Outcome Period will be realized.

•   As further described in this Prospectus, the Fund’s principal investment strategy seeks to provide the following investment profile over each Outcome Period:

•   Defined Distributions:    The Fund seeks to provide shareholders distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 6.99% prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each March, June, September and December will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). The Defined Distribution Rate is applicable only to those investors who hold Shares for an entire Outcome Period and is not guaranteed. See “Principal Investment Strategies – Fund Portfolio”.

•   Barrier:    The Fund seeks to provide an investment “barrier” — an investment strategy whereby a payoff depends upon whether an underlying asset or index has breached a predetermined performance level. For each Outcome Period, the Fund will establish a barrier against losses for shareholders that is based upon the performance of the U.S. Equity Index over the duration of each Outcome Period, whereby shareholders are not expected to experience losses over the course of an Outcome Period if the market value of the U.S. Equity Index decreases by 20% or less, calculated from the commencement of the Outcome Period to the final day of the Outcome Period (the “Barrier”). Shareholders will be subject to the entirety (i.e., one-to-one exposure) of the downside of the U.S. Equity Index’s performance calculated from the commencement of the Outcome Period to the final day of the Outcome Period if, at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier. At the conclusion of each Outcome Period, the Fund will establish a new Barrier (i.e., beginning at 20% of U.S. Equity Index losses) for the next Outcome Period. The Barrier level beginning at 20% of losses of the U.S. Equity Index will remain constant from one Outcome Period to the next. Please note, the operation of the Barrier is not guaranteed. Unlike other funds that utilize defined outcome investment strategies, the Fund does not provide a buffer against all U.S. Equity Index losses or a floor that provides a maximum amount of U.S. Equity Index losses. As a result, an investor can lose its entire investment prior to consideration of any Defined Distribution payments. As further described in this prospectus, shareholders will be subject to “Initial Breach Losses” and “Full Breach Losses” with respect to the Barrier. See “Principal Investment Strategies – The Barrier” for additional information.

•   Outcomes:    The Fund is designed to provide investors with Outcomes for each Outcome Period that is equal to the Defined Distribution Rate, less the losses experienced by the U.S. Equity Index if such losses exceed the Barrier at the end of the Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced a positive price return, or price return losses that are less than the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the U.S. Equity Index has experienced losses at the end of the Outcome Period that exceed the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value reflecting the losses experienced by the U.S. Equity Index losses, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the U.S. Equity Index over each Outcome Period.

Investors that purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. See “Principal Investment Strategies – General Strategy Description and – Intra-Outcome Period”.

•   The Outcomes are provided prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets are considered, the Defined Distribution Rate is 6.20%. In addition, any loses that an investor experiences in relation to the Barrier will be reduced by the Fund’s annual management of 0.79%. The Outcomes will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

•   The Fund’s FLEX Options positions will not provide upside exposure to the price return of the U.S. Equity Index and therefore the Fund will not participate in any increases in the price return of the U.S. Equity Index over the duration of the Outcome Period. Notwithstanding the above, the Fund is subject to the possibility of experiencing the significant losses of the U.S. Equity Index if its price return falls below the Barrier. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of U.S. Equity Index.

•   The Outcomes may only be realized by investors who hold Shares at the outset of the Outcome Period and continue to hold such Shares until the conclusion of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes on the last day of each Outcome Period. It should not be expected that the Outcomes, including the net effect of the Fund’s annual management fee on the Outcomes, will be provided at any point prior to the last day of the Outcome Period. Investors considering purchasing Shares after the Outcome Period has begun or selling Shares prior to the end of the Outcome Period should visit the website referenced below to fully understand the potential Outcomes.

•   The Fund’s website, www.innovatoretfs.com/janh, provides important Fund information (including, among other items, Outcome Period start and end dates, information relating to the Defined Distributions, the Defined Distribution Rate and the potential Outcomes related to the Barrier), as well information relating to the potential outcomes of an investment in the Fund on a daily basis. If you are contemplating purchasing Shares, please visit the Fund’s website.

Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund. The Fund has characteristics unlike many other traditional investment products and may not be suitable for all investors.

The Fund lists and principally trades its Shares on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices may differ to some degree from the net asset value of Shares. Unlike mutual funds, the Fund issues and redeems Shares at NAV only in large blocks of Shares called “Creation Units.” The Fund is a series of the Trust and is an actively managed exchange-traded fund organized as a separate series of a registered management investment company.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Innovator Premium Income 20 Barrier ETF™ – January

Investment Objective

The Fund seeks to provide investors, over the period from January 1, 2025 to December 31, 2025, with an investment that provides a high level of income through a Defined Distribution Rate of 6.99% (prior to taking into account management fees and other fees) and that is not subject to any losses experienced by the U.S. Equity Index that are at or below a 20% Barrier and is subject to initial losses experienced by the U.S. Equity Index beginning at the 20% Barrier and to the full extent of U.S. Equity Index losses on a one-to-one basis beginning at 21%.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.79%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.
	1 Year	3 Years	5 Years	10 Years
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:	$81	$252	$439	$978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

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Principal Investment Strategies

General Strategy Description.    The Fund is an actively managed exchange-traded fund (“ETF”) that invests in U.S. Treasury bills (the “U.S. Treasuries”) and FLexible EXchange® Options (“FLEX Options”) that use as a reference asset a broad-based U.S. equity index, specifically the S&P 500® Price Return Index (the “U.S. Equity Index”). Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand the characteristics of the Fund before making an investment in the Fund. As described further below, the Fund differs from other funds that utilize a defined outcome investment strategy. The Fund does not provide a buffer against all U.S. Equity Index losses or a floor that provides a maximum amount of U.S. Equity Index losses. As a result, an investor can lose its entire investment prior to consideration of any Defined Distribution payments. As further described below, the Fund’s principal investment strategy seeks to provide the following investment profile over an approximately one-year period from January 1 to December 31 of each year (the “Outcome Period”):

•   Defined Distributions:    The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 6.99%, prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is based on market conditions at the onset of the Outcome Period and is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each March, June, September and December will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Defined Distribution Rate” for additional information.

• Barrier:    The Fund seeks to provide an investment “barrier” — an investment strategy whereby a payoff depends upon whether an underlying asset or index has breached a predetermined performance level. For each Outcome Period, the Fund will establish a barrier against losses for shareholders that is based upon the performance of the U.S. Equity Index over the duration of each Outcome Period, whereby shareholders are not expected to experience losses over the course of an Outcome Period if the market value

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of the U.S. Equity Index decreases by 20% or less, calculated from the commencement of the Outcome Period to the final day of the Outcome Period (the “Barrier”). If at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier, the Fund will experience one of two loss profiles:

•   If at the conclusion of the Outcome Period the market value of the U.S. Equity Index has decreased in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period in an amount that is greater than the Barrier (20%) but less than or equal to 21%, the Fund will be subject to U.S. Equity Index losses on an accelerated basis from 0% to 21%, which will correspond to the U.S. Equity Index losses from 20% to 21% (the “Initial Breach Losses”). See “Principal Investment Strategies — The Barrier — Initial Breach Losses.”

•   If at the conclusion of the Outcome Period the market value of the U.S. Equity Index decreases in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period in an amount that is greater than 21%, the Fund will be subject to the full extent of U.S. Equity Index losses on a one-to-one basis (the “Full Breach Losses”). See “Principal Investment Strategies — The Barrier — Full Breach Losses.”

At the conclusion of each Outcome Period, the Fund will establish a new Barrier (i.e., beginning at 20% of U.S. Equity Index losses) for the next Outcome Period. The Barrier level beginning at 20% of losses of the U.S. Equity Index and the level at which Full Breach Losses commence (21%) will each remain constant from one Outcome Period to the next. There is no guarantee that the Fund will be successful in its attempt to implement the Barrier. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Barrier” for additional information.

•   Outcomes:    The pre-determined outcomes sought by the Fund, which include the Defined Distributions and the Barrier (the “Outcomes”) are designed to provide investment performance for each Outcome Period that is equal to the Defined Distribution Rate, less the Initial Breach Losses or Full Breach Losses, as applicable, if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced (in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period) a positive price return, or price return losses that are less than the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the U.S. Equity Index has experienced losses at the end of the Outcome Period that exceed the Barrier (in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period), the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value equal to the Initial Breach Losses or Full Breach Losses, as applicable, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the U.S. Equity Index over the Outcome Period. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Outcome Period” for additional information. The Fund and the

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sought-after Outcomes are designed for shareholders who invest and hold Shares from the commencement of the Outcome Period through the end of the Outcome Period. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. If an investor purchases Shares after the Outcome Period has begun or sells Shares prior to the conclusion of the Outcome Period, the Outcomes experienced by the investor will differ from the Fund’s sought-after Outcomes. See “Principal Investment Strategies – Intra-Outcome Period”.

The Fund seeks a high level of income that exceeds an investment in U.S. Treasuries with premiums generated from the Fund’s FLEX Options positions. As further described below, the Fund will purchase U.S. Treasuries and enter into a series of FLEX Option contracts that provides additional income to the Fund by virtue of premiums received from sold FLEX Options. The Fund is designed to provide Defined Distributions based on a Defined Distribution Rate that is established at the commencement of each Outcome Period. The Defined Distribution Rate is based upon prevailing market conditions for both the U.S Treasuries and the FLEX Options on the first day of the Outcome Period and will be further reduced by the Fund’s annual management fees, any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the current Outcome Period, the Defined Distribution Rate is 6.99% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 6.20%. While the Defined Distribution Rate is expected to remain constant over the Outcome Period for shareholders who hold Shares continuously from the commencement of the Outcome Period until its conclusion, the Defined Distribution Rate is not guaranteed. The Defined Distribution Rate is based on the NAV per Share at the commencement of the Outcome Period and any shareholders that initially invest at a Share price that differs from this NAV will not experience the Defined Distribution Rate. Because the Defined Distribution Rate is based upon prevailing market conditions at the beginning of an Outcome Period, the Defined Distribution Rate will rise or fall from one Outcome Period to the next.

Fund shareholders also will be subject to losses experienced by the U.S. Equity Index if the U.S. Equity Index experiences losses from the commencement of the Outcome Period to its conclusion that exceed the Barrier. The Fund will seek to set the Barrier at 20% of U.S. Equity Index losses at the end of each Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced a positive price return, or price return losses that are less than the Barrier, the Fund will not experience any of the losses of the U.S. Equity Index and is designed to provide returns that equal the Defined Distribution Rate. However, if the U.S. Equity Index has decreased in value below the Barrier at the end of the Outcome Period, the Fund’s investments will generate Outcomes that equal the Defined Distribution Rate less the Initial Breach Losses or Full Breach Losses, as applicable. The Fund will not benefit from any increases in the U.S. Equity Index over the course of an Outcome Period but is subject to the possibility of significant losses experienced by the U.S. Equity Index if the value of the U.S. Equity Index drops below the Barrier at the end of the Outcome Period. A shareholder could lose its entire investment. The Fund will not receive or benefit from any dividend payments made by the constituents of the U.S. Equity Index.

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The current Outcome Period is from January 1, 2025 through December 31, 2025. Upon the conclusion of the Outcome Period, the Fund will receive the value of its investments in the U.S. Treasuries upon the maturity of such U.S. Treasuries and deliver cash owed on its FLEX Options positions, if any. At the commencement of the new Outcome Period, the Fund will enter into new FLEX Options with an expiration date of approximately one year and invest in U.S Treasuries with maturity dates on or about each Distribution Date, the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period. The Outcomes may only be realized by shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. See “Principal Investment Strategies – Intra-Outcome Period” and “Principal Investment Strategies – The Outcome Period” for additional information.

Fund Portfolio.    The Fund’s investment sub-adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”) will pursue the Fund’s investment objective through the combination of FLEX Options positions that reference the U.S. Equity Index and in U.S. Treasuries. As further described below, the Fund will invest proceeds from investments in the Fund, together with the FLEX Options premium net proceeds, in U.S. Treasuries in seeking to provide the Defined Distribution Rate.

FLEX Options are exchange-traded option contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. See “Principal Risks – Derivatives Risk – FLEX Options Risk”. The Fund’s FLEX Options positions have expiration dates on or about the final date of the Outcome Period. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option contract the right to buy or sell a particular asset at a specified future date at an agreed upon price. An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the seller of the put option contract (i.e., the “writer”) the obligation to buy (if the option is exercised), a specified amount of an underlying security at a pre-determined price (the strike price). The FLEX Options used by the Fund are European-style option contracts, meaning that the FLEX Options may only be exercised on the expiration date. The FLEX Options are not guaranteed to perform as expected. See “Principal Risks – Barrier Risk” and “Principal Risks – Derivatives Risk – FLEX Options Risk” below for additional information. Each of the FLEX Options sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options sold on the first day of the Outcome Period. The reference asset for the Fund’s FLEX Options positions is the U.S. Equity Index. The U.S. Equity Index is a large-cap, market-weighted, U.S. equities index that tracks the price return of the 500 leading companies in leading industries, excluding dividends. Through its use of FLEX Options that provide exposure to the U.S. Equity Index, the Fund has significant exposure to companies in the information technology sector. For more information on the U.S. Equity Index, please see the section of the prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The Fund also purchases U.S. Treasuries that align with the quarterly Distribution Dates for the effective management of the Fund’s portfolio and Defined Distributions, with the majority of the Fund’s assets invested in U.S. Treasuries that expire on or about the final Distribution Date at the conclusion of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

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The below chart represents the Fund’s investment portfolio and related investment function of each component.

Innovator Premium Income 20 Barrier ETF – Fund Holdings

Portfolio Investment	Investment Terms	Investment Function	Investment Maturities/Expirations
U.S. Treasuries	Investments in the Fund and premiums generated from the Fund’s put FLEX Option positions are invested in U.S.Treasury bills supported by full faith and credit of U.S. Government	Treasury Income	Quarterly to align with the Defined Distributions, including the final day of the Outcome Period
Sold Put FLEX Option Contract on U.S. Equity Index

Fund sells in an out-of-the-money put FLEX Option (i.e., the strike price is less than the current asset price) at 80% of then-current value of the U.S. Equity Index at the beginning of the outcome Period

Premium generated from selling put FLEX Option which is subsequently invested in U.S. Treasuries

Position provides one-to-one downside exposure to the U.S. Equity Index starting at 80% of the then-current value of the U.S. Equity Index

Final day of the Outcome Period
Put Spread FLEX Option Contracts on U.S. Equity Index

Fund sells and purchases a package of 20 put FLEX Option contracts at approximately 80% and approximately 79%, respectively of then-current value of the U.S. Equity Index at the beginning of the Outcome Period

		Net premiums generated from the put spread are subsequently invested in U.S. Treasuries Positions provide the Barrier, Initial Breach Losses, and Full Breach Losses	Final day of the Outcome Period

The Sub-Adviser seeks to specifically select the strike price for each FLEX Option contract held by the Fund such that if the FLEX Options were exercised on the expiration date (the final day of the Outcome Period), the Fund’s portfolio would provide a 20% Barrier with losses experienced by the Fund beginning at 20% of losses on an initial accelerated basis and experienced to the full extent of the U.S. Equity Index losses on a one-to-one basis starting at 21% of losses. The Fund’s portfolio holdings are as detailed below:

•   A sold put FLEX Option with a strike price at 80% of the value of the U.S. Equity Index at the commencement of the Outcome Period. The sold put FLEX Option provides one-to-one downside for all losses that exceed the strike price. In exchange for selling the put FLEX Option, the Fund will receive a premium that will be invested in the U.S. Treasuries and be part of the Defined Distribution Rate.

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•   A “put option spread” strategy which uses a package of 20 purchased and sold put FLEX Options that reference the U.S. Equity Index. The Fund will sell put FLEX Options with a strike price of approximately 80% of the price of the U.S. Equity Index at the commencement of each Outcome Period. The Fund will simultaneously purchase the same number of put FLEX Options with a strike price of approximately 79% of the price of the U.S. Equity Index at the commencement of each Outcome Period. The 20 purchased put options with a 1% spread results in the Barrier, Initial Breach Losses and Full Breach Losses, as applicable. Specifically, the 1% spread for each of the 20 put options subjects the Fund to U.S. Equity Index losses at the conclusion of the Outcome Period on an initial accelerated basis from 0% to 21% which will correspond to the U.S. Equity Index losses from 20% to 21% at the conclusion of the Outcome Period. The 20 sold put options expose the Fund to the extent of U.S. Equity Index Losses exceed 21% on a one-to-one basis at the conclusion of the Outcome Period. The Fund invests the net premiums generated from the purchased and sold put FLEX Options in U.S. Treasuries to be included as part of the Defined Distribution Rate.

•   The Fund uses proceeds from the sale of Shares to purchase U.S. Treasuries that mature at the end of the Outcome Period. The Fund receives premiums from its FLEX Options positions and invests the proceeds in U.S. Treasuries with maturities that align with the Distribution Dates. The U.S. Treasuries are entitled to an interest rate, which when added to the premiums received for selling FLEX Options, produce the Defined Distribution Rate. The Defined Distribution Rate is distributed to shareholders in Defined Distributions.

Intra-Outcome Period.    It is anticipated that during the Outcome Period the Fund’s NAV will not change in value at the same rate as the U.S. Equity Index, and in some instances may not be correlated to the movements in the value of the U.S. Equity Index. The Fund’s NAV is based upon the value of its portfolio. During each Outcome Period, the Fund’s NAV will be subject to increases and decreases in the market value of the U.S. Treasuries until the U.S. Treasuries held by the Fund mature. The value of the Fund’s FLEX Options positions, which expire at the conclusion of an Outcome Period, will also impact the Fund’s NAV and is dependent upon additional factors. Although the value of the U.S. Equity Index is a significant component of the value of the Fund’s FLEX Options, the time remaining until the FLEX Options expire and other factors, including current interest rates and volatility rates, will also affect their value. The Sub-Adviser, anticipates that the value of the FLEX Options, and therefore the Fund’s NAV, may increase on days when the U.S. Equity Index increases (if the U.S. Equity Index is below its original value at the start of the Outcome Period) and may decrease on days when the U.S. Equity Index’s level decreases, but that the rate of change will be less than that experienced by the U.S. Equity Index. Because the Fund will not participate in upside exposure to the U.S. Equity Index for the entirety of an Outcome Period, to the extent the value of the U.S. Equity Index increases beyond the initial value at the commencement of the Outcome Period, the value of the Fund’s FLEX Options are not expected to have corresponding price movements. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, the proximity of the value of the U.S. Equity Index to the Barrier will have a significant impact on the value of the Fund’s FLEX Options and the direction and rate of change of the Fund’s NAV as compared to that of the U.S. Equity Index. Similar to other securities with established dividend or distribution payment dates, it is expected that the Fund’s NAV may increase or decrease

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immediately prior to and following a Distribution Date. As a result, it is possible that the Fund’s NAV could decrease notwithstanding an increase in the U.S. Equity Index. It is anticipated that the Fund will be subject to significant changes in the value of the FLEX Options, and therefore the Fund’s NAV, at the end of the Outcome Period depending on the proximity of the value of the U.S. Equity Index to the Barrier. As a result, as time approaches the expiration date of the FLEX Options, subsequent movements in the value of the U.S. Equity Index may have dramatic impacts on the Fund’s NAV. Investors should understand this potential relationship before investing in the Fund.

Investors purchasing Shares after the Outcome Period has begun or selling Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Such experience may be impacted as detailed below:

•   Impact on the Defined Distribution Rate: The Defined Distribution Rate is measured against the NAV per Share at the commencement of the Outcome Period and is only applicable to shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. Investors purchasing Shares after an Outcome Period commences will have a different effective Defined Distribution Rate as a result of any differences versus the price of the Shares purchased versus that of the Fund’s NAV at the commencement of the Outcome Period. See “Additional Information About the Fund’s Principal Investment Strategies.”

•   Impact on the Barrier: If an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value which will affect the amount of losses the U.S. Equity Index may incur before the Barrier. The effect of the Barrier on the sought-after Outcomes is measured at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. If the U.S. Equity Index has decreased in value, such intra-Outcome Period investor will not receive a full 20% Barrier. If an investor is considering purchasing Shares during the Outcome Period, and the value of the U.S. Equity Index has already decreased, an investor purchasing Shares at that time will receive less of a Barrier or no Barrier that the Fund seeks to offer for the remainder of the Outcome Period. Although the effect of the Barrier with respect to the Fund’s designed Outcomes over an Outcome period is measured only at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier and subsequent movements in the value of the U.S. Equity Index.

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The Outcome Period.    The Outcome Period is from January 1 to December 31 of each year and begins on the day the FLEX Options are entered into and ends approximately one year later on the expiration date for the FLEX Options. Because the terms of the FLEX Options will not change over the course of the Outcome Period, the Barrier is measured against the value of the U.S. Equity Index at the onset of the Outcome Period. In addition, certain of the Fund’s U.S. Treasuries will mature at or near the end of each Outcome Period. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares at the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes. The Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

U.S. EQUITY INDEX VERY NEGATIVE SCENARIO
U.S. EQUITY INDEX NEGATIVE SCENARIO
U.S. EQUITY INDEX FLAT SCENARIO
U.S. EQUITY INDEX POSITIVE SCENARIO
Profit
Loss
DEFINED DISTRIBUTION RATE
TARGETED 20% BARRIER
-100%
-100% + Defined Distribution Rate*
-15%
0%
U.S. Equity Index
Fund

* Please note: this graph is provided merely to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the U.S. Equity Index, the Barrier and the Defined Distribution Rate. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

The following table contains hypothetical examples designed to illustrate the operationality of the Fund and the Outcomes it seeks to provide over an Outcome Period. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the U.S. Equity Index, the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the U.S. Equity Index, the FLEX Options or the Fund. The actual overall

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performance of the Fund will vary during the Outcome Period. While the Fund’s FLEX Options performance includes premiums generated from such FLEX Options, the below table reflects that premiums generated from the Fund’s FLEX Options positions are included in the Defined Distribution Rate. Please refer to the Fund’s website, www.innovatoretfs.com/janh, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

U.S. Equity Index Performance	-100%	-50%	-25%	-15%	0%	10%	20%	50%	100%
FLEX Options Performance	-100%*	-50%*	-25%*	0%*	0%*	0%*	0%*	0%*	0%*
Fund Performance	-100%+ Defined Distribution Rate**	-50%+ Defined Distribution Rate**	-25%+ Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**

*           The FLEX Options’ performance includes the premium received by the Fund for selling such options, which is not reflected in this figure, but is included in the Defined Distribution Rate indicated below.

**         The Fund’s performance is equal to the Defined Distribution Rate minus the losses experienced by the U.S. Equity Index that exceed the Barrier, if any. The Defined Distribution Rate is set on the first day of the Outcome Period and is 6.99% prior to taking into any account fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 6.20%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Defined Distribution Rate, and therefore the performance delivered by the Fund to the Fund’s shareholders.

The Defined Distribution Rate.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the course of the Outcome Period is the Defined Distribution Rate, less the Initial Breach Losses or Full Breach Losses, as applicable, if the losses of the U.S. Equity Index exceed the Barrier at the end of the Outcome Period (in comparison to the market value of the U.S. Equity Index at the commencement of the Outcome Period). The Defined Distribution Rate, which is paid out via the Defined Distributions, is determined at the commencement of each Outcome Period and represents the expected payment rate an investor can achieve from an investment in Shares over the duration of the Outcome Period, however such payment rate is not guaranteed. The Defined Distribution Rate is the result of the premiums received from the Fund’s sold FLEX Options and the income received by the Fund through its investments in U.S. Treasuries. The Defined Distribution Rate is calculated against the Fund’s NAV per Share at the commencement of the Outcome Period and is only representative to shareholders who invest in Shares at this NAV per Share. If a shareholder purchases Shares at a market price that differs from that of the NAV per Share at the commencement of the Outcome Period, such shareholder will experience a different rate than the Defined Distribution Rate.

During each Outcome Period, the Fund will purchase and sell FLEX Options and use the proceeds from the sale of Shares to purchase U.S. Treasuries. The amount of premiums the Fund receives for selling FLEX Options as well as the interest rate for the U.S. Treasuries, and therefore the Defined Distribution Rate of the Fund, will be dependent upon prevailing market conditions at the time the Fund enters into the FLEX Options and purchases U.S. Treasuries, most notably, current interest rates and volatility in the U.S. Equity Index. The Defined Distribution Rate for the current Outcome Period is 6.99% prior to taking into account any fees or expenses charged to shareholders.

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When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 6.20%. The Defined Distribution Rate will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the purposes of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. The Defined Distribution Rate is also set forth on the Fund’s website at www.innovatoretfs.com/janh.

The Fund distributes the Defined Distribution Rate through the Defined Distributions. Defined Distributions are paid on the first business day of the month following the quarter-end (each a Distribution Date), to shareholders of record on the last business day of each March, June, September and December. The Defined Distribution Rate is only applicable to investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. The Defined Distribution Rate will remain constant for such investors over the course of a single Outcome Period. However, the Defined Distribution Rate will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Defined Distribution Rate and Defined Distributions should be considered before investing in the Fund. If an investor is considering purchasing Shares after the Outcome Period has commenced, and the Fund has already made some or all of its Defined Distributions, an investor purchasing Shares will not receive the same Defined Distribution Rate for the remainder of the Outcome Period but will still remain vulnerable to the entirely of the significant downside risks associated with the Barrier. In such an instance, the investor may experience significantly different Outcomes than those the Fund seeks to provide. There is no guarantee that the Fund will successfully achieve its investment objective.

The Barrier.    Fund shareholders are subject to all of the losses experienced by the U.S. Equity Index, however the Fund provides the Barrier such that investors will only experience losses if the U.S. Equity Index experiences losses that exceed the Barrier at the end of the Outcome Period. The Barrier is set at a level such that investors are not expected to experience losses against the first 20% of U.S. Equity Index losses over the course of the Outcome Period, to the extent the U.S. Equity Index decreases in value by 20% or less. The Barrier is provided irrespective of the Fund’s annual management fee, transaction fees and any extraordinary expenses incurred by the Fund, however any losses that an investor experiences in relation to the Barrier will be reduced by the Fund’s annual management of 0.79% and further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period and it therefore should not be expected that the Barrier will be provided at any point prior to the last day of the Outcome Period. Investors purchasing Shares after the commencement of the Outcome Period at a point in which the U.S. Equity Index has changed in value will impact the amount of losses that may be experienced by the U.S. Equity Index before the Barrier is met. While the Fund seeks to provide the Barrier for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. There is no limit on losses the Fund could experience, and an investor may lose its entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

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The structure of the Fund’s FLEX Options is such that if at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier, the Fund will begin to experience losses starting at the Barrier. The Fund will experience one of two loss profiles: “Initial Breach Losses” or “Full Breach Losses”. As further described below, the operation of the Fund’s FLEX Options portfolio is such that, at the end of an Outcome Period, if U.S. Equity Index losses measured over the Outcome Period exceed the Barrier (20%) but are less than 21%, the Fund will experience, prior to the payment of any Distributions, accelerated losses from 0% to 21%. If, at the end of the Outcome Period, U.S. Equity Index losses measured over the Outcome Period exceed 21%, the Fund will experience, prior to the payment of any Distributions, one-to-one losses of the U.S. Equity Index.

•   Initial Breach Losses.    Initial Breach Losses occur when the U.S. Equity Index has exceeded the Barrier, but by an amount less than or equal to 21%. Initial Breach Losses occur as a result of the combination of the Fund’s put option spreads as well as the sold put option contract. Specifically, the Fund invests in a package of 20 put option spreads that provide losses of up to 1% for each spread while simultaneously selling a put FLEX Option that provides one-to-one downside exposure starting at 20% of U.S. Equity Index losses. If the U.S. Equity Index has exceeded the Barrier, but by an amount less than or equal to 21%, the Fund will experience the below losses over an Outcome Period, prior to the payment of Defined Distributions:

Outcome Period Initial and Full Breach Losses Profile

U.S. Equity Index Losses	Put Spread Losses	Put Losses	Fund Losses
-20.00%	0.00%	0.00%	0.00%
-20.25%	-5.00%	-0.25%	-5.25%
-20.50%	-10.00%	-0.50%	-10.50%
-20.75%	-15.00%	-0.75%	-15.75%
-21.00%	-20.00%	-1.00%	-21.00%
-22.00%	-20.00%	-2.00%	-22.00%

•   Full Breach Losses.    Full Breach Losses occur after U.S. Equity Index losses are equal to or exceed 21%. Full Breach Losses are a result of the Fund’s FLEX Options and expose the Fund to the extent of U.S. Equity Index Losses on a one-to-one basis over the course of the Outcome Period. As shown in the table above, if the U.S. Equity Index has exceeded 21%, the Fund’s put spread options will produce a loss of 20% and the Fund’s naked put FLEX Option will produce the remaining loss such that losses, in combination, will equal the losses of the U.S. Equity Index. There is no limit on losses the Fund can experience, and an investor may lose its entire investment.

The Barrier is measured at the end of the Outcome Period. While the Fund’s NAV is expected to move as a result in changes in the value of the Fund’s FLEX Options (which is dependent upon the movements of the U.S. Equity Index, among other reasons), the FLEX Options are European-style options and can only be exercised on the expiration date. Accordingly, the measuring value of the U.S. Equity Index is on the final day of the Outcome Period only, and therefore the Barrier is measured and effective only on the final day of the Outcome Period.

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Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and U.S. Treasuries, and another Outcome Period will commence.

Following the close of business on the last day of the Outcome Period, the Fund will disclose the Fund’s final Defined Distribution Rate (both gross and net of the unitary management fee) for the next Outcome Period on the Fund’s website, www.innovatoretfs.com. The Fund’s website will also provide information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and potential Outcomes related to the Barrier, of an investment in the Fund on a daily basis.

The Fund’s website, www.innovatoretfs.com/janh, provides information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and Barrier, of an investment in the Fund on a daily basis.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Defined Outcome Strategy Risk.    The Fund employs an income-oriented “defined outcome strategy”, and is therefore subject to certain unique risks, which are detailed below.

Barrier Risk.    The Fund establishes the Barrier based on the performance of the U.S. Equity Index over the duration of the Outcome Period, calculated from the commencement of the Outcome Period to its conclusion. The Fund begins to experience the entirety of the losses of the U.S. Equity Index if such losses breach the Barrier, through the Initial Breach Losses or Full Breach Losses, as applicable. To the extent the U.S. Equity Index decreases in value by 20% or less at the end of the Outcome Period, investors are not expected to experience the losses of the U.S. Equity Index. There is no guarantee that the Fund will be successful in its strategy to implement the Barrier and if the operationality of the Barrier fails, investors could experience losses of the U.S. Equity Index irrespective of the sought-after Barrier. Further, while the Fund subjects shareholders to Initial Breach Losses on an accelerated basis from 0% to 21% if the U.S. Equity Index experiences losses of between 20% to 21% and Full Breach Losses thereafter, such returns are not guaranteed, and if the FLEX Options fail to perform as expected, an investor could experience additional losses. A shareholder may lose its entire investment, prior to consideration of any Defined Distributions paid by the Fund. The effect of the Barrier is measured only at the end of the Outcome Period, regardless of whether the U.S. Equity Index has experienced losses that exceed the Barrier at any point

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during the Outcome Period. Although the effect of the Barrier is only measured at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier. In the event an investor purchases Shares after the commencement of the Outcome Period or sells Shares prior to the expiration of the Outcome Period, the Barrier that the Fund seeks to provide may be less or not available at all. In addition, the operationality of the Barrier is such that the Fund may experience dramatic changes in value of its NAV at the end of the Outcome Period, even if the changes in the U.S. Equity Index are minimal. If the U.S. Equity Index’s value is at or near the Barrier at the end of the Outcome Period, small changes in the value of the U.S. Equity Index could result in dramatic changes in the value of the FLEX Options and therefore the Fund’s NAV. Investors should understand these risks before investing in the Fund.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to Initial Breach Losses or Full Breach Losses, as applicable, if losses of the U.S. Equity Index exceeds the Barrier. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the U.S. Equity Index (relative to the initial value of the U.S. Equity Index at the commencement of the Outcome Period) despite being subject to all of the downside losses of the U.S. Equity Index after such losses exceed the Barrier. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as Fund will not experience any positive price returns of the U.S. Equity Index, if any, and the Fund would underperform the U.S. Equity Index to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

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Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the U.S. Equity Index and may underperform the U.S. Equity Index and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Barrier and Defined Distributions.

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FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the U.S. Equity Index’s price return has dropped below the Barrier. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the U.S. Equity Index. Depending on the value of the U.S. Equity Index at this time and its proximity to the Barrier, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the U.S. Equity Index. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the U.S. Equity Index’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the U.S. Equity Index’s price return, changes in interest rates, changes in the actual and implied volatility of the U.S. Equity Index, the Barrier and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 under the 1940 Act (“Rule 18f-4”) in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding

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its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

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U.S. Equity Index Risk.    Because the Fund is subject to the downside price returns of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier, the Fund is subject to the associated risks of the U.S. Equity Index. As such, the Fund may be subject to the following risks as a result of its exposure to the U.S. Equity Index through its usage of FLEX Options:

Equity Securities Risk.    The U.S. Equity Index tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the U.S. Equity Index. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the U.S. Equity Index invests in.

Information Technology Companies Risk.    The U.S. Equity Index is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The U.S. Equity Index tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the U.S. Equity Index has decreased below the Barrier. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the U.S. Equity Index. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the U.S. Equity Index. Further, small changes in the value of the U.S. Equity Index at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility

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levels of the U.S. Equity Index, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the U.S. Equity Index on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes or interpretations affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

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Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to sell) on Shares may widen.

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Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Barrier, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

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Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a “regulated Investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

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To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. In addition, depending on the time during an Outcome Period at which a shareholder purchases Shares and the performance of the Fund’s assets, all or a portion of a Defined Distribution may be characterized as ordinary income, return of capital or capital gain when received by the shareholder. Such characterization will impact the tax consequences to the shareholder of the Defined Distribution and shareholders should understand the tax consequences of each characterization before investing in the Fund. In addition, the Fund’s NAV at the end of an Outcome Period will be decreased by the amount of any distribution that is characterized as capital gain.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of two broad-based market indices: the S&P 500 Total Return Index and the S&P 500 Price Index. Both indices have the

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same constituents in the same weights. However, the S&P 500 Total Return Index assumes that any dividends paid out by index constituents have been reinvested in the index and the S&P 500 Price Return Index, which measures only the price movements of index constituents, does not. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Calendar Year Total Returns as of 12/31
20%
10%
0%
-10%
-20%
7.09%
2024

The Fund’s highest quarterly return was 2.54% (quarter ended March 31, 2024) and the Fund’s lowest quarterly return was 1.23% (quarter ended December 31, 2024).
Average Annual Total Return as of December 31, 2024
Innovator Premium Income 20 Barrier ETF™ – January	1 Year	Since Inception (12/29/2023)
Return Before Taxes	7.09%	7.05%
Return After Taxes on Distributions	4.46%	4.44%
Return After Taxes on Distributions and Sale of Fund Shares	4.38%	4.39%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	24.87%
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)	23.31%	23.17%

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

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Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Management

Investment Adviser

Innovator Capital Management, LLC (“Innovator” or the “Adviser”)

Investment Sub-Adviser

Milliman Financial Risk Management LLC

Portfolio Managers

The following persons serve as the portfolio managers of the Fund.

•   Robert T. Cummings — Principal, Senior Director, Head of Portfolio Management at Milliman

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Mr. Cummings has served in this capacity since the Fund’s inception in December 2023. Mr. Rosenfeld has served in this capacity since July 2024.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at NAV only with authorized participants that have entered into agreements with the Fund’s distributor and only in Creation Units or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests. The Fund may issue and redeem Shares in exchange for cash at a later date but has no current intention of doing so. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.innovatoretfs.com.

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Tax Information

The Fund’s distributions will generally be taxable as ordinary income, return of capital or capital gain. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), Innovator and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investor Suitability Considerations

You should only consider this investment if:	You should not consider this investment if:

•   you fully understand the risks inherent in an investment in Shares;

•   you desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you understand, and are willing to bear, that the Fund is subject to losses of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period;

•   you are willing to hold Shares for the duration of the Outcome Period in order to achieve the Outcomes that the Fund seeks to provide;

•   you fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Barrier;

•   you understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are willing to forgo any gains experienced by the U.S. Equity Index;

•   you understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the U.S. Equity Index’s proximity to the Barrier;

•   you understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you are willing to accept the risk of losing your entire investment; and

•   you have visited the Fund’s website and understand the investment outcomes available to you based upon the time of your purchase.

•   you do not fully understand the risks inherent in an investment in Shares;

•   you do not desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you do not understand and/or are unwilling to bear that the Fund is subject to the losses of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period;

•   you are not willing to hold Shares for the duration of the Outcome Period;

•   you do not fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Barrier;

•   you do not understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are unwilling to forgo any gains experienced by the U.S. Equity Index;

•   you do not understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the U.S. Equity Index’s proximity to the Barrier;

•   you do not understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you desire a level of protection and are unwilling to accept the risk of losing your entire investment; and

•   you have not visited the Fund’s website and do not understand the investment outcomes available to you based upon the timing of your purchase.

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Additional Information About the Fund’s Principal Investment Strategies

The Fund’s principal investment strategy seeks to produce the Outcomes based upon the Defined Distribution Rate and performance of the U.S. Equity Index. If the U.S. Equity Index increases in value over the course of the Outcome Period, or the U.S. Equity Index experiences losses that are less than the Fund’s sought-after protective Barrier over the course of the Outcome Period, the Fund is designed to provide Fund shareholders that hold Shares for the entire Outcome Period with returns that equal the Defined Distribution Rate. If the U.S. Equity Index experiences losses that exceed the Barrier over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Shares for the entire Outcome Period with the Defined Distribution Rate less the Initial Breach Losses or Full Breach Losses, as applicable. There is no guarantee that the Fund will be successful in its attempt to provide a Barrier. The Defined Distribution Rate is provided prior to taking into account annual Fund management fees equal to 0.79% of the Fund’s daily net assets, transaction fees and any extraordinary expenses incurred by the Fund. A portion of the Defined Distributions may be taxable as ordinary income, capital gains, or return of capital. The Fund will not benefit from any increases in the U.S. Equity Index over an Outcome Period but is subject to the possibility of experiencing the significant losses of the U.S. Equity Index if its price return falls below the Barrier. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of the U.S. Equity Index. The Fund intends to primarily use FLEX Options to implement its investment strategies, however, the Fund may use “over-the-counter” (“OTC”) option contracts if the Adviser deems such use to be advisable.

The reference asset for the option contracts utilized by the Fund will provide exposure to the U.S. Equity Index. The U.S. Equity Index tracks the price return of the S&P 500® Index, which is a large-cap, market-weighted, U.S. equities index that tracks the 500 leading companies in leading industries and is widely regarded as the best single gauge of large-cap U.S. equities. The U.S. Equity Index covers approximately 80% of available market capitalization. The U.S. Equity Index is rebalanced quarterly in March, June, September, and December. Milliman will determine whether the Fund’s option contracts will reference the U.S. Equity Index or the SPDR® S&P 500® ETF Trust at the commencement of each Outcome Period. Milliman expects that such determination will be based on the liquidity and pricing of such option contracts. The U.S. Equity Index is a price return index, meaning it tracks the prices of the constituents of the index, excluding dividends. The SPDR® S&P 500® ETF Trust is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests entirely in the S&P 500® Index. The Fund also invests in U.S. Treasuries, which will mature on approximately the last day of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), including the end of each Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The “Defined Distribution Rate” is an annualized payment rate established at the commencement of the Outcome Period that is the percentage of

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Defined Distributions per Share over an Outcome Period. The Defined Distribution Rate is based upon the Fund’s net asset value (“NAV”) at the commencement of each Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 6.99%, prior to taking into account any fees or expenses charged to shareholders.

Shareholders will also be subject to losses that exceed the Barrier, which is set at U.S. Equity Index losses that exceed 20% through Initial Breach Losses and Full Breach Losses. The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

* The Initial Breach Losses subject the Fund to U.S. Equity Index losses on an initial accelerated basis from 0% to 21% which will correspond to the U.S. Equity Index losses from 20% to 21%. The Full Breach Losses expose the Fund to one-to-one losses to the extent U.S. Equity Index Losses exceed 21%.

As described further in this prospectus, there are risks associated with an investment in the Fund and there is no guarantee the Fund achieve the Outcomes it seeks to provide. The Fund’s unique characteristics (i.e., the imperative of holding Shares for the entire Outcome Period, the Barrier and Defined Distribution Rate) distinguish it from other investment products and may make it an unsuitable some investors. Please also refer to the “Investor Suitability Considerations” table in this prospectus.

The Fund’s investment objective is considered non-fundamental and may be changed by the Board without shareholder approval. Additionally, the Fund may liquidate and terminate at any time without shareholder approval.

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Investment profile for Intra-Outcome Period Investors

The Fund is designed for shareholders who hold Shares for the entirety of the Outcome Period. If an investor purchases Shares after the Outcome Period has commenced or sells Shares prior to the Outcome Period’s conclusion, such investor will not receive the Outcomes sought to be delivered by the Fund, and will experience very different investment outcomes then the Fund seeks to provide. Further, investors who purchase Shares after the commencement of the Outcome Period will have a different effective Defined Distribution Rate as a result of any changes in the Fund’s NAV since the commencement of the Outcome Period and Defined Distributions for an Outcome Period already paid. Following the commencement of an Outcome Period, the Fund seeks to provide shareholders who hold shares for the entirety of the Outcome Period with Defined Distributions paid by the Fund over the duration of the Outcome Period on remaining Defined Distribution Dates. An investor is expected to have the following investment profile for the remainder of an Outcome Period if such investor purchases shares after the commencement of the Outcome Period:

If the U.S. Equity Index is **At or Above** the Barrier at end of Outcome Period	=	Price change from the Fund's price at the time of purchase to Fund NAV at the end of the Outcome Period[1,2]
If the U.S. Equity Index is **Below** the Barrier at end of Outcome Period	=	Price change from the Fund's price at the time of purchase to match the entirety (*i.e.*, one-to-one) of **U.S. Equity Index price return losses (*i.e.*, negative returns)** at the end of the Outcome Period[2]

1. The Fund's NAV is expected to return to approximately the level it began the Outcome Period at if the U.S. Equity Index price level finishes at or above the Barrier level.
2. In each case, shareholders will receive all remaining Defined Distributions on the remaining Defined Distribution Dates.

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Fund Investments

Principal Investments

FLEX Options

FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC option contracts positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX Options in which the Fund will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund will purchase and sell put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. The Fund will utilize cash-settled FLEX Options, meaning that in the event the FLEX Options are exercised, it will be required to deliver the cash value representing the difference between the strike price and the then-current price of the reference asset.

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the FLEX Options held by the Fund are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by Innovator as the “Valuation Designee” pursuant to Rule 2a-5 of the 1940 Act (“Rule 2a-5”) and approved by, and subject to the oversight of, the Board. The Fund will enter into FLEX Options contracts in accordance with Rule 18f-4 under the 1940 Act, which requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.

U.S. Treasury Securities

U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury that are backed by the full faith and credit of the United States Government.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s statement of additional information (“SAI”), which is available at www.innovatoretfs.com.

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Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Principal Risks

Defined Outcome Strategy Risk.    The Fund employs an income-oriented “defined outcome strategy”, and is therefore subject to certain unique risks, which are detailed below.

Barrier Risk.    The Fund establishes the Barrier based on the performance of the U.S. Equity Index over the duration of the Outcome Period, calculated from the commencement of the Outcome Period to its conclusion. The Fund begins to experience the entirety of the losses of the U.S. Equity Index if such losses breach the Barrier, through the Initial Breach Losses or Full Breach Losses, as applicable. To the extent the U.S. Equity Index decreases in value by 20% or less at the end of the Outcome Period, investors are not expected to experience the losses of the U.S. Equity Index. There is no guarantee that the Fund will be successful in its strategy to implement the Barrier and if the operationality of the Barrier fails, investors could experience losses of the U.S. Equity Index irrespective of the sought-after Barrier. Further, while the Fund subjects shareholders to Initial Breach Losses on an accelerated basis from 0% to 21% if the U.S. Equity Index experiences losses of between 20% to 21% and Full Breach Losses thereafter, such returns are not guaranteed, and if the FLEX Options fail to perform as expected, an investor could experience additional losses. A shareholder may lose its entire investment, prior to consideration of any Defined Distributions paid by the Fund. The effect of the Barrier is measured only at the end of the Outcome Period, regardless of whether the U.S. Equity Index has experienced losses that exceed the Barrier at any point during the Outcome Period. Although the effect of the Barrier is only measured at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier. In the event an investor purchases Shares after the commencement of the Outcome Period or sells Shares prior to the expiration of the Outcome Period, the Barrier that the Fund seeks to provide may be less or not available at all. In addition, the operationality of the Barrier is such that the Fund may experience dramatic changes in value of its NAV at the end of the Outcome Period, even if the changes in the U.S. Equity Index are minimal. If the U.S. Equity Index’s value is at or near the Barrier at the end of the Outcome Period, small changes in the value of the U.S. Equity Index could result in dramatic changes in the value of the FLEX Options and therefore the Fund’s NAV. Investors should understand these risks before investing in the Fund.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to Initial Breach Losses or Full Breach Losses, as applicable, if losses of the U.S. Equity Index exceeds the Barrier. The Defined Distribution Rate is comprised of the income generated

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by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the U.S. Equity Index (relative to the initial value of the U.S. Equity Index at the commencement of the Outcome Period) despite being subject to all of the downside losses of the U.S. Equity Index after such losses exceed the Barrier. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as the Fund will not experience any positive price returns of the U.S. Equity Index, if any, and the Fund would underperform the U.S. Equity Index to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the U.S. Equity Index and may underperform the U.S. Equity Index and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes

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in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Barrier and Defined Distributions.

FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the U.S. Equity Index’s price return has dropped below the Barrier. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the U.S. Equity Index. Depending on the value of the U.S. Equity Index at this time and its proximity to the Barrier, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the U.S. Equity Index. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the

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U.S. Equity Index’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the U.S. Equity Index’s price return, changes in interest rates, changes in the actual and implied volatility of the U.S. Equity Index, the Barrier and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. Option contracts may also involve the use of leverage, which could result in greater price volatility than other markets. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the

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Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

U.S. Equity Index Risk.    Because the Fund is subject to the downside price returns of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier, the Fund is subject to the associated risks of the U.S. Equity Index. As such, the Fund may be subject to the following risks as a result of its exposure to the U.S. Equity Index through its usage of FLEX Options:

Equity Securities Risk.    The U.S. Equity Index tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the U.S. Equity Index. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the U.S. Equity Index invests in.

Information Technology Companies Risk.    The U.S. Equity Index is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

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Large Capitalization Companies Risk.    The U.S. Equity Index tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the U.S. Equity Index has decreased below the Barrier. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the U.S. Equity Index. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the U.S. Equity Index. Further, small changes in the value of the U.S. Equity Index at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the U.S. Equity Index, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the U.S. Equity Index on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

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Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Values of securities may change due to factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of securities. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s investments and could result in disruptions in the trading markets. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors or other economic, political, or regulatory developments, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could result in disruptions to trading markets and could also adversely affect the prices and liquidity of a Fund’s holdings. Any of such circumstances could result in increased market volatility and/or have a materially negative impact on the value of Shares or the liquidity of an investment. During any such events, Shares may trade at greater premiums or discounts to their NAV and the bid/ask spread on Shares may widen. The future potential economic impact of any such future events is impossible to predict and could result in adverse market conditions that impact the performance of the Fund.

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Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). Authorized participants are not obligated to make a market in Shares or submit orders for the issuance or redemption of Creation Units. To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

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Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Barrier, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The Fund’s NAV represents the value of the Fund’s investments and is calculated by taking the sum of the Fund’s assets less the Fund’s liabilities, if any. The NAV per Share is the value of a Share’s portion of all of the Fund’s net assets. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV. Additionally, decisions by market makers and/or authorized participants or reduced effectiveness of the arbitrage process in maintaining the relationship of the Fund’s NAV to the market price of its Shares could result in the Shares trading at a premium, or discount to NAV and the bid/ask spread on Shares may widen.

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Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a RIC, however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. In addition, depending on the time during an Outcome Period at which a shareholder purchases Shares and the performance of the Fund’s assets, all or a portion of a Defined Distribution may be characterized as ordinary income, return of

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capital or capital gain when received by the shareholder. Such characterization will impact the tax consequences to the shareholder of the Defined Distribution and shareholders should understand the tax consequences of each characterization before investing in the Fund. In addition, the Fund’s NAV at the end of an Outcome Period will be decreased by the amount of any distribution that is characterized as capital gain.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. The Fund’s Valuation Procedures adopted Innovator as Valuation Designee (as reviewed, approved, and subject to the oversight of the Board) complies with Rule 2a-5 under the 1940 Act. Pursuant to Rule 2a-5, the Board oversees the implementation of the Valuation Procedures. While the Fund’s program is designed to contemplate the specific risks of the Fund, there is no guarantee the program will adequately do so each time, and value may not be properly selected for the Fund.

Management of the Fund

The Fund is a series of Innovator ETFs® Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Innovator Capital Management, LLC, 200 W. Front Street, Wheaton, Illinois 60187, serves as the Fund’s investment adviser. In its capacity as Adviser, Innovator has overall responsibility for selecting and monitoring the Fund’s investments and managing the Fund’s business affairs. Innovator serves as investment adviser to 150 exchange-traded funds, each of which is organized as a separate series of the Trust, a registered management investment company.

Investment Sub-Adviser

Milliman Financial Risk Management LLC, 71 South Wacker Drive, 31st Floor, Chicago, Illinois 60606, serves as the Fund’s investment sub-adviser. Milliman has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

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Portfolio Managers

Robert T. Cummings and Jordan B. Rosenfeld serve as the Fund’s portfolio managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.

•   Robert T. Cummings — Principal, Senior Director and Head of Portfolio Management at Milliman.    Mr. Cummings has served in this role since 2007. Mr. Cummings has more than 13 years of experience as a trader with a primary focus on options. Prior to joining Milliman, he was involved in various proprietary trading strategies and was a portfolio manager of associated derivatives funds. These strategies included volatility arbitrage, global macro, and high-frequency trading. Entities at which Mr. Cummings has previously worked include Citadel Investment Group, TradeNet (as a primary market maker on the Chicago Board Options Exchange), KCM Group and Spyglass Capital Management.

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman.    Mr. Rosenfeld joined Milliman in 2018 as a trader and in 2021 was promoted to ETF Portfolio Manager. Mr. Rosenfeld is responsible for implementing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. He has more than nine years of experience in capital markets with a focus on derivatives portfolio management and multi-asset strategy. Prior to joining the firm, Mr. Rosenfeld was a global macro portfolio manager at Gelber Group.

For additional information concerning Innovator and Milliman, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares may also be found in the SAI.

Management Fee

Pursuant to an investment advisory agreement between Innovator and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Innovator in an amount equal to 0.79% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Innovator for the services it provides to the Fund. Out of the unitary management fee, Innovator pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Innovator is not responsible for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Pursuant to an investment sub-advisory agreement between Innovator, Milliman and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Innovator has agreed to pay an annual sub-advisory fee to Milliman in an amount based on the Fund’s average daily net assets. Innovator is responsible for paying the entirety of Milliman’s sub-advisory fee. The Fund does not directly pay Milliman.

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A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR for the fiscal period ended October 31, 2024.

Manager of Managers Structure.    The Fund and Innovator have received an exemptive order from the SEC to operate under a manager of managers structure that permits Innovator, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, Innovator has ultimate responsibility, subject to oversight by the Board, for overseeing the Fund’s sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Fund or Innovator.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to any sub-adviser or the sub-advisory agreement. The Manager of Managers Structure does not permit an increase in the advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to any sub-adviser or a sub-advisory agreement within 90 days of the change.

Additional Information Relating to the Declaration of Trust

The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) provides that by virtue of becoming a shareholder of the Trust, each shareholder is bound by the provisions of the Declaration of Trust. Subject to the provisions of the Declaration of Trust, the Board may, subject to the requisite vote, engage in and prosecute, defend, compromise, abandon, or adjust, by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims, and demands relating to the Trust. The Board may, in the exercise of their or its good faith business judgment, dismiss any action, suit, proceeding, dispute, claim or demand, derivative or otherwise, brought by a shareholder in its own name or in the name of the Trust. The Declaration of Trust further provides a detailed process for the bringing of derivative actions by shareholders. Prior to bringing a derivative action, a written demand by the complaining shareholder must first be made on the Board to bring the subject action unless an effort to cause the Board to bring such action is excused. A demand on the Board shall only be excused if a majority of the Board a material personal financial interest in the subject action.

There may be questions regarding the enforceability of these provisions based on certain interpretations of the Securities Act of 1933 Act, as amended, the Securities Exchange Act of 1934, as amended and the 1940 Act. However, the Declaration of Trust provides if any provision shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to that provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of the Declaration of Trust. The provisions of the Declaration of Trust are not intended to restrict any shareholder rights under the federal securities laws and do not mandate the adjudication of federal securities laws claims through arbitration

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How to Buy and Sell Shares

The Fund will issue or redeem its Shares at NAV per Share only in Creation Units. Most Fund shareholders will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. Share prices are reported in dollars and cents per Share. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, a Fund Shareholder may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized participants may acquire Shares directly from the Fund, and authorized participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units, and in accordance with the procedures described in the SAI.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange is based on market price and may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions (“market timing”), and has adopted no policies and procedures with respect to market timing activities. In making this determination, the Board considered the risks associated with market timing activities by the Fund’s shareholders, including, dilution, disruption of portfolio management, increases in the Fund’s trading costs and the potential for the realization of capital gains.

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Shares may be purchased and redeemed directly from the Fund only when aggregated into one or more Creation Units by authorized participants that have entered into agreements with the Fund’s distributor. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares detailed above. To the extent the Fund may effect the issuance or redemption of Creation Units in exchange wholly or partially for cash, such trades could result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objectives, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by authorized participants increases. However, direct trading by authorized participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Fund reserves the right to not accept orders from authorized participants that Innovator has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use as the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

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The Fund intends to continue to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information only. You should consult your own tax advisor about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•   the Fund makes distributions,

•   you sell your Shares listed on the Exchange, and

•   you purchase or redeem Creation Units.

To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. The Fund intends to treat any income that it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

Taxes on Distributions

The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Shares, which could result in you having to pay higher taxes in the future when Shares are sold, even if you sell the Shares at a loss from your original investment. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

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Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

An election may be available to shareholders to defer recognition of the gain attributable to a capital gain dividend if they make certain qualifying investments within a limited time. Shareholders should talk to their tax advisor about the availability of this deferral election and its requirements. The Fund’s positions in FLEX Options may reduce the amount of long-term capital gains, and thus, reduce the amount of distributions eligible to be capital gain dividends.

Taxes on Exchange Listed Shares

If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

Taxes and Purchases and Redemptions of Creation Units

If you exchange securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and any cash redemption amount. The Internal Revenue Service, however, may assert that a loss

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realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of the FLEX Options

The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market but will be subject to the straddle rules.

However, the Fund’s investments in offsetting positions with respect to the U.S. Equity Index may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax (“backup withholding”) from dividends and capital gains distributions paid to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify to the Fund that he or she is not subject to backup withholding. The current backup withholding rate is 24%. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s U.S. federal income tax liability.

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Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will generally be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below.

However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. Amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Distributions to, and gross proceeds from dispositions of Shares by, (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners may be subject to a U.S. withholding tax of 30%. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Distributions and Taxes” in the SAI for more information.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

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Net Asset Value

US Bancorp Fund Services LLC (“USBFS”), the Fund’s administrator and fund accounting agent, calculates the Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. E.S.T.) every day the New York Stock Exchange is open. The NAV for one Share is the value of that Share’s portion of the net assets of the Fund, which is calculated by taking the market price of the Fund’s total assets, including any interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent is the NAV per Share.

Section 2(a)(41) of the 1940 Act provides that when a market quotation is readily available for a fund’s portfolio investments, such investment must be valued at the market value. Rule 2a-5 under the 1940 Act defines a readily available market quotation as “a quoted price (unadjusted) in active markets for identical investments that the fund can access at a measurement date, provided that a quotation will not be readily available if it is not reliable.” If a market quotation is not “readily available” the portfolio investment must be fair valued as determined in good faith by a fund’s board of trustees. Rule 2a-5 allows a fund’s board of trustees to designate the fund’s investment adviser as the “valuation designee” to perform fair value determinations subject to certain conditions. In accordance with Rule 2a-5, the Board has appointed Innovator as the “Valuation Designee” for the Fund’s portfolio investments. Investments will be fair valued as determined in good faith in accordance with the policies and procedures established by Innovator as the Valuation Designee pursuant to Rule 2a-5 and approved by, and subject to the oversight of, the Board of Trustees. As a general principle, “fair value” represents a good faith approximation of the value of a portfolio investment and is the amount the Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. The use of fair value prices may result in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. While the Valuation Procedures (defined below) are intended to result in the Fund’s NAV calculation that fairly reflects the values as of the time of pricing, the fair value determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.

FLEX Options listed on an exchange (e.g., Cboe) will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Fund’s option has a same-day market trading price, this same-day market trading price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Sub-Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s NAV. If either pricing vendor is not available to provide a model price for that day, the value of a FLEX option will be determined by Innovator as Valuation Designee in accordance with the Valuation Procedures. In instances where in the same trading day, a particular FLEX Option is represented in an all-cash

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basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or a redemption unit), for valuation purposes that trading day the Fund will default to use the trade price for both instances, rather than the model price otherwise available for the in-kind transaction.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price.

Exchange-traded options (other than FLEX Options) and futures contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be valued at fair value. Any fair value determination will be made in accordance with the policies and procedures established by Innovator as Valuation Designee in accordance with Rule 2a-5.

USBFS may obtain all market quotations used in valuing securities from a third-party pricing service vendor (a “Pricing Service”). If no quotation can be obtained from a Pricing Service, then USBFS will contact Innovator. Innovator is responsible for establishing the valuation of portfolio securities and other instruments held by the Fund in accordance with the pricing and valuation procedures adopted by the Board (the “Valuation Procedures”). Innovator will then attempt to obtain one or more broker quotes for the security daily and will value the security accordingly.

If no quotation is available from either a Pricing Service, or one or more brokers, or if Innovator has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by Innovator in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following: (a) the type of security; (b) the size of the holding; (c) the initial cost of the security; (d) transactions in comparable securities; (e) price quotes from dealers and/or pricing services; (f) relationships among various securities; (g) information obtained by contacting the issuer, analysts, or the appropriate stock exchange; (h) an analysis of the issuer’s financial statements; and (i) the existence of merger proposals or tender offers that might affect the value of the security.

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With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell Shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its Shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

For more information about how the Fund’s NAV is determined, please see the section in the SAI entitled “Determining Offering Price and Net Asset Value.”

Fund Service Providers

US Bancorp Fund Services LLC is the administrator and transfer agent for the Trust. U.S. Bank, N.A. serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information showing the number of days the market price of Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.innovatoretfs.com.

Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Rule 12d1-4 under the 1940 Act provides the requirements under which an investment company may invest in securities of another investment company beyond the limits prescribed in Section 12(d)(1) of the 1940 Act. Any investment by another investment company in the Fund, or by the Fund in another investment company, must comply with Rule 12d1-4 in order to exceed the limits contained in Section 12(d)(1).

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. The total returns in the table represent how much an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single Fund Share. The information below has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR, which is available upon request.

Innovator ETFs® Trust

Financial Highlights

Innovator Premium Income 20 Barrier ETF™ — January

		Investment Operations:			Less Distributions From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total From Investment Operations	Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
10/31/2024(e)	$24.58	$0.86	$0.60	$1.46	$(1.01)	$(0.23)	$—	$(1.24)
					Supplemental Data and Ratios
For the Year Ended	ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return		Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)
10/31/2024(e)	$0.02	$24.82	6.11	%(f)	$9,307	0.79%	4.13%	—	%(f)

(a)      Net investment income per share has been calculated based on average shares outstanding during the year.

(b)      Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)      Portfolio turnover rate excludes in-kind transactions.

(d)      Annualized for periods less than one year.

(e)      Inception date of the Fund was December 29, 2023.

(f)      Not annualized for periods less than one year.

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Innovator Premium Income 20 Barrier ETF™ — January

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund’s most recent SAI, annual or semi-annual reports and certain other information such as Fund financial statements are available free of charge by calling the Fund at (800) 208-5212, on the Fund’s website at www.innovatoretfs.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Innovator Capital Management, LLC 200 W. Front Street Wheaton, Illinois 60187 (800) 208-5212 www.innovatoretfs.com	SEC File #: 333-146827 811-22135

Prospectus

Innovator Premium Income 30 Barrier ETF™ — January

(Cboe BZX — JANJ)

February 28, 2025

Innovator Premium Income 30 Barrier ETF™ — January (the “Fund”) is a series of
Innovator ETFs® Trust (the “Trust”) and is an actively managed ETF.

• The Fund invests in FLexible EXchange Options (“FLEX Options”) that reference the S&P 500® Price Return Index (the “U.S. Equity Index”) and U.S. Treasury bills (“U.S. Treasuries”) to employ an income-oriented “defined outcome strategy.” Defined outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The outcomes sought by the Fund, which include the defined distributions and barrier discussed below (the “Outcomes”), are contingent on the performance of the U.S. Equity Index’s price return and the yield of the U.S. Treasuries over an approximately one-year period from January 1 through December 31 of each year (the “Outcome Period”). The current Outcome Period is from January 1, 2025 through December 31, 2025. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another Outcome Period will begin. The Fund and the sought-after Outcomes are designed for shareholders who invest from the commencement of the Outcome Period through the end of the Outcome Period. If an investor purchases shares of the Fund (“Shares”) after the Outcome Period has begun or sells Shares prior to the expiration of the Outcome Period, the investment outcomes experienced by such investor will differ from the Fund’s sought-after Outcomes. There is no guarantee that the Outcomes for an Outcome Period will be realized.

•   As further described in this Prospectus, the Fund’s principal investment strategy seeks to provide the following investment profile over each Outcome Period:

•   Defined Distributions:    The Fund seeks to provide shareholders distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 5.86% prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each March, June, September and December will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). The Defined Distribution Rate is applicable only to those investors who hold Shares for an entire Outcome Period and is not guaranteed. See “Principal Investment Strategies – Fund Portfolio”.

•   Barrier:    The Fund seeks to provide an investment “barrier” — an investment strategy whereby a payoff depends upon whether an underlying asset or index has breached a predetermined performance level. For each Outcome Period, the Fund will establish a barrier against losses for shareholders that is based upon the performance of the U.S. Equity Index over the duration of each Outcome Period, whereby shareholders are not expected to experience losses over the course of an Outcome Period if the market value of the U.S. Equity Index decreases by 30% or less, calculated from the commencement of the Outcome Period to the final day of the Outcome Period (the “Barrier”). Shareholders will be subject to the entirety (i.e., one-to-one exposure) of the downside of the U.S. Equity Index’s performance calculated from the commencement of the Outcome Period to the final day of the Outcome Period if, at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier. At the conclusion of each Outcome Period, the Fund will establish a new Barrier (i.e., beginning at 30% of U.S. Equity Index losses) for the next Outcome Period. The Barrier level beginning at 30% of losses of the U.S. Equity Index will remain constant from one Outcome Period to the next. Please note, the operation of the Barrier is not guaranteed. Unlike other funds that utilize defined outcome investment strategies, the Fund does not provide a buffer against all U.S. Equity Index losses or a floor that provides a maximum amount of U.S. Equity Index losses. As a result, an investor can lose its entire investment prior to consideration of any Defined Distribution payments. As further described in this prospectus, shareholders will be subject to “Initial Breach Losses” and “Full Breach Losses” with respect to the Barrier. See “Principal Investment Strategies – The Barrier” for additional information.

•   Outcomes:    The Fund is designed to provide investors with Outcomes for each Outcome Period that is equal to the Defined Distribution Rate, less the losses experienced by the U.S. Equity Index if such losses exceed the Barrier at the end of the Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced a positive price return, or price return losses that are less than the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the U.S. Equity Index has experienced losses at the end of the Outcome Period that exceed the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value reflecting the losses experienced by the U.S. Equity Index losses, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the U.S. Equity Index over each Outcome Period.

Investors that purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. See “Principal Investment Strategies – General Strategy Description and – Intra-Outcome Period”.

•   The Outcomes are provided prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets are considered, the Defined Distribution Rate is 5.07%. In addition, any loses that an investor experiences in relation to the Barrier will be reduced by the Fund’s annual management of 0.79%. The Outcomes will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

•   The Fund’s FLEX Options positions will not provide upside exposure to the price return of the U.S. Equity Index and therefore the Fund will not participate in any increases in the price return of the U.S. Equity Index over the duration of the Outcome Period. Notwithstanding the above, the Fund is subject to the possibility of experiencing the significant losses of the U.S. Equity Index if its price return falls below the Barrier. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of U.S. Equity Index.

•   The Outcomes may only be realized by investors who hold Shares at the outset of the Outcome Period and continue to hold such Shares until the conclusion of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes on the last day of each Outcome Period. It should not be expected that the Outcomes, including the net effect of the Fund’s annual management fee on the Outcomes, will be provided at any point prior to the last day of the Outcome Period. Investors considering purchasing Shares after the Outcome Period has begun or selling Shares prior to the end of the Outcome Period should visit the website referenced below to fully understand the potential Outcomes.

•   The Fund’s website, www.innovatoretfs.com/janj, provides important Fund information (including, among other items, Outcome Period start and end dates, information relating to the Defined Distributions, the Defined Distribution Rate and the potential Outcomes related to the Barrier), as well information relating to the potential outcomes of an investment in the Fund on a daily basis. If you are contemplating purchasing Shares, please visit the Fund’s website.

Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund. The Fund has characteristics unlike many other traditional investment products and may not be suitable for all investors.

The Fund lists and principally trades its Shares on the Cboe BZX Exchange, Inc.    (“Cboe” or the “Exchange”). Market prices may differ to some degree from the net asset value of Shares. Unlike mutual funds, the Fund issues and redeems Shares at NAV only in large blocks of Shares called “Creation Units.” The Fund is a series of the Trust and is an actively managed exchange-traded fund organized as a separate series of a registered management investment company.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Innovator Premium Income 30 Barrier ETF™ – January

Investment Objective

The Fund seeks to provide investors, over the period from January 1, 2025 to December 31, 2025, with an investment that provides a high level of income through a Defined Distribution Rate of 5.86% (prior to taking into account management fees and other fees) and that is not subject to any losses experienced by the U.S. Equity Index that are at or below a 30% Barrier and is subject to initial losses experienced by the U.S. Equity Index beginning at the 30% Barrier and to the full extent of U.S. Equity Index losses on a one-to-one basis beginning at 31%.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.79%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.
	1 Year	3 Years	5 Years	10 Years
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:	$81	$252	$439	$978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

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Principal Investment Strategies

General Strategy Description.    The Fund is an actively managed exchange-traded fund (“ETF”) that invests in U.S. Treasury bills (the “U.S. Treasuries”) and FLexible EXchange® Options (“FLEX Options”) that use as a reference asset a broad-based U.S. equity index, specifically the S&P 500® Price Return Index (the “U.S. Equity Index”). Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand the characteristics of the Fund before making an investment in the Fund. As described further below, the Fund differs from other funds that utilize a defined outcome investment strategy. The Fund does not provide a buffer against all U.S. Equity Index losses or a floor that provides a maximum amount of U.S. Equity Index losses. As a result, an investor can lose its entire investment prior to consideration of any Defined Distribution payments. As further described below, the Fund’s principal investment strategy seeks to provide the following investment profile over an approximately one-year period from January 1 to December 31 of each year (the “Outcome Period”):

•   Defined Distributions:    The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 5.86%, prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is based on market conditions at the onset of the Outcome Period and is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each March, June, September and December will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Defined Distribution Rate” for additional information.

•   Barrier:    The Fund seeks to provide an investment “barrier” — an investment strategy whereby a payoff depends upon whether an underlying asset or index has breached a predetermined performance level. For each Outcome Period, the Fund will establish a barrier against losses for shareholders that is based upon the performance of the U.S. Equity Index over the duration of each Outcome Period, whereby shareholders are not expected to experience losses over the course of an Outcome Period if the market value of the U.S. Equity Index decreases by 30% or less, calculated from the commencement of the Outcome

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Period to the final day of the Outcome Period (the “Barrier”). If at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier, the Fund will experience one of two loss profiles:

•   If at the conclusion of the Outcome Period the market value of the U.S. Equity Index has decreased in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period in an amount that is greater than the Barrier (30%) but less than or equal to 31%, the Fund will be subject to U.S. Equity Index losses on an accelerated basis from 0% to 31%, which will correspond to the U.S. Equity Index losses from 30% to 31% (the “Initial Breach Losses”). See “Principal Investment Strategies — The Barrier — Initial Breach Losses.”

•   If at the conclusion of the Outcome Period the market value of the U.S. Equity Index decreases in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period in an amount that is greater than 31%, the Fund will be subject to the full extent of U.S. Equity Index losses on a one-to-one basis (the “Full Breach Losses”). See “Principal Investment Strategies — The Barrier — Full Breach Losses.”

At the conclusion of each Outcome Period, the Fund will establish a new Barrier (i.e., beginning at 30% of U.S. Equity Index losses) for the next Outcome Period. The Barrier level beginning at 30% of losses of the U.S. Equity Index and the level at which Full Breach Losses commence (31%) will each remain constant from one Outcome Period to the next. There is no guarantee that the Fund will be successful in its attempt to implement the Barrier. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Barrier” for additional information.

•   Outcomes:    The pre-determined outcomes sought by the Fund, which include the Defined Distributions and the Barrier (the “Outcomes”) are designed to provide investment performance for each Outcome Period that is equal to the Defined Distribution Rate, less the Initial Breach Losses or Full Breach Losses, as applicable, if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced (in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period) a positive price return, or price return losses that are less than the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the U.S. Equity Index has experienced losses at the end of the Outcome Period that exceed the Barrier (in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period), the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value equal to the Initial Breach Losses or Full Breach Losses, as applicable, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the U.S. Equity Index over the Outcome Period. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Outcome Period” for additional information. The Fund and the sought-after Outcomes are designed for shareholders who invest and hold Shares from the commencement of the Outcome Period through the end of the Outcome Period. The effect

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of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. If an investor purchases Shares after the Outcome Period has begun or sells Shares prior to the conclusion of the Outcome Period, the Outcomes experienced by the investor will differ from the Fund’s sought-after Outcomes. See “Principal Investment Strategies – Intra-Outcome Period”.

The Fund seeks a high level of income that exceeds an investment in U.S. Treasuries with premiums generated from the Fund’s FLEX Options positions. As further described below, the Fund will purchase U.S. Treasuries and enter into a series of FLEX Option contracts that provides additional income to the Fund by virtue of premiums received from sold FLEX Options. The Fund is designed to provide Defined Distributions based on a Defined Distribution Rate that is established at the commencement of each Outcome Period. The Defined Distribution Rate is based upon prevailing market conditions for both the U.S Treasuries and the FLEX Options on the first day of the Outcome Period and will be further reduced by the Fund’s annual management fees, any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the current Outcome Period, the Defined Distribution Rate is 5.86% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.07%. While the Defined Distribution Rate is expected to remain constant over the Outcome Period for shareholders who hold Shares continuously from the commencement of the Outcome Period until its conclusion, the Defined Distribution Rate is not guaranteed. The Defined Distribution Rate is based on the NAV per Share at the commencement of the Outcome Period and any shareholders that initially invest at a Share price that differs from this NAV will not experience the Defined Distribution Rate. Because the Defined Distribution Rate is based upon prevailing market conditions at the beginning of an Outcome Period, the Defined Distribution Rate will rise or fall from one Outcome Period to the next.

Fund shareholders also will be subject to losses experienced by the U.S. Equity Index if the U.S. Equity Index experiences losses from the commencement of the Outcome Period to its conclusion that exceed the Barrier. The Fund will seek to set the Barrier at 30% of U.S. Equity Index losses at the end of each Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced a positive price return, or price return losses that are less than the Barrier, the Fund will not experience any of the losses of the U.S. Equity Index and is designed to provide returns that equal the Defined Distribution Rate. However, if the U.S. Equity Index has decreased in value below the Barrier at the end of the Outcome Period, the Fund’s investments will generate Outcomes that equal the Defined Distribution Rate less the Initial Breach Losses or Full Breach Losses, as applicable. The Fund will not benefit from any increases in the U.S. Equity Index over the course of an Outcome Period but is subject to the possibility of significant losses experienced by the U.S. Equity Index if the value of the U.S. Equity Index drops below the Barrier at the end of the Outcome Period. A shareholder could lose its entire investment. The Fund will not receive or benefit from any dividend payments made by the constituents of the U.S. Equity Index.

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The current Outcome Period is from January 1, 2025 through December 31, 2025. Upon the conclusion of the Outcome Period, the Fund will receive the value of its investments in the U.S. Treasuries upon the maturity of such U.S. Treasuries and deliver cash owed on its FLEX Options positions, if any. At the commencement of the new Outcome Period, the Fund will enter into new FLEX Options with an expiration date of approximately one year and invest in U.S Treasuries with maturity dates on or about each Distribution Date, the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period. The Outcomes may only be realized by shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. See “Principal Investment Strategies – Intra-Outcome Period” and “Principal Investment Strategies – The Outcome Period” for additional information.

Fund Portfolio.    The Fund’s investment sub-adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”) will pursue the Fund’s investment objective through the combination of FLEX Options positions that reference the U.S. Equity Index and in U.S. Treasuries. As further described below, the Fund will invest proceeds from investments in the Fund, together with the FLEX Options premium net proceeds, in U.S. Treasuries in seeking to provide the Defined Distribution Rate.

FLEX Options are exchange-traded option contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. See “Principal Risks – Derivatives Risk – FLEX Options Risk”. The Fund’s FLEX Options positions have expiration dates on or about the final date of the Outcome Period. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option contract the right to buy or sell a particular asset at a specified future date at an agreed upon price. An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the seller of the put option contract (i.e., the “writer”) the obligation to buy (if the option is exercised), a specified amount of an underlying security at a pre-determined price (the strike price). The FLEX Options used by the Fund are European-style option contracts, meaning that the FLEX Options may only be exercised on the expiration date. The FLEX Options are not guaranteed to perform as expected. See “Principal Risks – Barrier Risk” and “Principal Risks – Derivatives Risk – FLEX Options Risk” below for additional information. Each of the FLEX Options sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options sold on the first day of the Outcome Period. The reference asset for the Fund’s FLEX Options positions is the U.S. Equity Index. The U.S. Equity Index is a large-cap, market-weighted, U.S. equities index that tracks the price return of the 500 leading companies in leading industries, excluding dividends. Through its use of FLEX Options that provide exposure to the U.S. Equity Index, the Fund has significant exposure to companies in the information technology sector. For more information on the U.S. Equity Index, please see the section of the prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The Fund also purchases U.S. Treasuries that align with the quarterly Distribution Dates for the effective management of the Fund’s portfolio and Defined Distributions, with the majority of the Fund’s assets invested in U.S. Treasuries that expire on or about the final Distribution Date at the conclusion of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

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The below chart represents the Fund’s investment portfolio and related investment function of each component.

Innovator Premium Income 30 Barrier ETF – Fund Holdings

Portfolio Investment	Investment Terms	Investment Function	Investment Maturities/Expirations
U.S. Treasuries	Investments in the Fund and premiums generated from the Fund’s put FLEX Option positions are invested in U.S. Treasury bills supported by full faith and credit of U.S. Government	Treasury Income	Quarterly to align with the Defined Distributions, including the final day of the Outcome Period
Sold Put FLEX Option Contract on U.S. Equity Index

Fund sells an out-of-the-money put FLEX Option (i.e., the strike price is less than the current asset price) at 70% of then-current value of the U.S. Equity Index at the beginning of the outcome Period

Premium generated from selling put FLEX Option which is subsequently invested in U.S. Treasuries

Position provides one-to-one downside exposure to the U.S. Equity Index starting at 70% of the then-current value of the U.S. Equity Index

Final day of the Outcome Period
Put Spread FLEX Option Contracts on U.S. Equity Index

Fund sells and purchases a package of 30 put FLEX Option contracts at approximately 70% and approximately 69%, respectively of then-current value of the U.S. Equity Index at the beginning of the Outcome Period

		Net premiums generated from the put spread are subsequently invested in U.S. Treasuries Positions provide the Barrier, Initial Breach Losses, and Full Breach Losses	Final day of the Outcome Period

The Sub-Adviser seeks to specifically select the strike price for each FLEX Option contract held by the Fund such that if the FLEX Options were exercised on the expiration date (the final day of the Outcome Period), the Fund’s portfolio would provide a 30% Barrier with losses experienced by the Fund beginning at 30% of losses on an initial accelerated basis and experienced to the full extent of the U.S. Equity Index losses on a one-to-one basis starting at 31% of losses. The Fund’s portfolio holdings are as detailed below:

•   A sold put FLEX Option with a strike price at 70% of the value of the U.S. Equity Index at the commencement of the Outcome Period. The sold put FLEX Option provides one-to-one downside for all losses that exceed the strike price. In exchange for selling the put FLEX Option, the Fund will receive a premium that will be invested in the U.S. Treasuries and be part of the Defined Distribution Rate.

•   A “put option spread” strategy which uses a package of 30 purchased and sold put FLEX Options that reference the U.S. Equity Index. The Fund will sell put FLEX Options with a strike price of approximately 70% of the price of the U.S. Equity Index at the

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commencement of each Outcome Period. The Fund will simultaneously purchase the same number of put FLEX Options with a strike price of approximately 69% of the price of the U.S. Equity Index at the commencement of each Outcome Period. The 30 purchased put options with a 1% spread results in the Barrier, Initial Breach Losses and Full Breach Losses, as applicable. Specifically, the 1% spread for each of the 30 put options subjects the Fund to U.S. Equity Index losses at the conclusion of the Outcome Period on an initial accelerated basis from 0% to 31% which will correspond to the U.S. Equity Index losses from 30% to 31% at the conclusion of the Outcome Period. The 30 sold put options expose the Fund to the extent of U.S. Equity Index Losses exceed 31% on a one-to-one basis at the conclusion of the Outcome Period. The Fund invests the net premiums generated from the purchased and sold put FLEX Options in U.S. Treasuries to be included as part of the Defined Distribution Rate.

•   The Fund uses proceeds from the sale of Shares to purchase U.S. Treasuries that mature at the end of the Outcome Period. The Fund receives premiums from its FLEX Options positions and invests the proceeds in U.S. Treasuries with maturities that align with the Distribution Dates. The U.S. Treasuries are entitled to an interest rate, which when added to the premiums received for selling FLEX Options, produce the Defined Distribution Rate. The Defined Distribution Rate is distributed to shareholders in Defined Distributions.

Intra-Outcome Period.    It is anticipated that during the Outcome Period the Fund’s NAV will not change in value at the same rate as the U.S. Equity Index, and in some instances may not be correlated to the movements in the value of the U.S. Equity Index. The Fund’s NAV is based upon the value of its portfolio. During each Outcome Period, the Fund’s NAV will be subject to increases and decreases in the market value of the U.S. Treasuries until the U.S. Treasuries held by the Fund mature. The value of the Fund’s FLEX Options positions, which expire at the conclusion of an Outcome Period, will also impact the Fund’s NAV and is dependent upon additional factors. Although the value of the U.S. Equity Index is a significant component of the value of the Fund’s FLEX Options, the time remaining until the FLEX Options expire and other factors, including current interest rates and volatility rates, will also affect their value. The Sub-Adviser, anticipates that the value of the FLEX Options, and therefore the Fund’s NAV, may increase on days when the U.S. Equity Index increases (if the U.S. Equity Index is below its original value at the start of the Outcome Period) and may decrease on days when the U.S. Equity Index’s level decreases, but that the rate of change will be less than that experienced by the U.S. Equity Index. Because the Fund will not participate in upside exposure to the U.S. Equity Index for the entirety of an Outcome Period, to the extent the value of the U.S. Equity Index increases beyond the initial value at the commencement of the Outcome Period, the value of the Fund’s FLEX Options are not expected to have corresponding price movements. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, the proximity of the value of the U.S. Equity Index to the Barrier will have a significant impact on the value of the Fund’s FLEX Options and the direction and rate of change of the Fund’s NAV as compared to that of the U.S. Equity Index. Similar to other securities with established dividend or distribution payment dates, it is expected that the Fund’s NAV may increase or decrease immediately prior to and following a Distribution Date. As a result, it is possible that the Fund’s NAV could decrease notwithstanding an increase in the U.S. Equity Index. It is

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anticipated that the Fund will be subject to significant changes in the value of the FLEX Options, and therefore the Fund’s NAV, at the end of the Outcome Period depending on the proximity of the value of the U.S. Equity Index to the Barrier. As a result, as time approaches the expiration date of the FLEX Options, subsequent movements in the value of the U.S. Equity Index may have dramatic impacts on the Fund’s NAV. Investors should understand this potential relationship before investing in the Fund.

Investors purchasing Shares after the Outcome Period has begun or selling Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Such experience may be impacted as detailed below:

•   Impact on the Defined Distribution Rate:    The Defined Distribution Rate is measured against the NAV per Share at the commencement of the Outcome Period and is only applicable to shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. Investors purchasing Shares after an Outcome Period commences will have a different effective Defined Distribution Rate as a result of any differences versus the price of the Shares purchased versus that of the Fund’s NAV at the commencement of the Outcome Period. See “Additional Information About the Fund’s Principal Investment Strategies.”

•   Impact on the Barrier:    If an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value which will affect the amount of losses the U.S. Equity Index may incur before the Barrier. The effect of the Barrier on the sought-after Outcomes is measured at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. If the U.S. Equity Index has decreased in value, such intra-Outcome Period investor will not receive a full 30% Barrier. If an investor is considering purchasing Shares during the Outcome Period, and the value of the U.S. Equity Index has already decreased, an investor purchasing Shares at that time will receive less of a Barrier or no Barrier that the Fund seeks to offer for the remainder of the Outcome Period. Although the effect of the Barrier with respect to the Fund’s designed Outcomes over an Outcome period is measured only at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier and subsequent movements in the value of the U.S. Equity Index.

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The Outcome Period.    The Outcome Period is from January 1 to December 31 of each year and begins on the day the FLEX Options are entered into and ends approximately one year later on the expiration date for the FLEX Options. Because the terms of the FLEX Options will not change over the course of the Outcome Period, the Barrier is measured against the value of the U.S. Equity Index at the onset of the Outcome Period. In addition, certain of the Fund’s U.S. Treasuries will mature at or near the end of each Outcome Period. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares at the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes. The Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

U.S. EQUITY INDEX VERY NEGATIVE SCENARIO
U.S. EQUITY INDEX NEGATIVE SCENARIO
U.S. EQUITY INDEX FLAT SCENARIO
U.S. EQUITY INDEX POSITIVE SCENARIO
Profit
Loss
DEFINED DISTRIBUTION RATE
TARGETED 30% BARRIER
-100%
-100% + Defined Distribution Rate*
-25%
0%
U.S. Equity Index
Fund

* Please note: this graph is provided merely to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the U.S. Equity Index, the Barrier and the Defined Distribution Rate. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

The following table contains hypothetical examples designed to illustrate the operationality of the Fund and the Outcomes it seeks to provide over an Outcome Period. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the U.S. Equity Index, the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the U.S. Equity Index, the FLEX Options or the Fund. The actual overall performance of the Fund will vary during the Outcome Period. While the Fund’s FLEX Options

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performance includes premiums generated from such FLEX Options, the below table reflects that premiums generated from the Fund’s FLEX Options positions are included in the Defined Distribution Rate. Please refer to the Fund’s website, www.innovatoretfs.com/janj, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

U.S. Equity Index Performance	-100%	-50%	-35%	-20%	0%	10%	20%	50%	100%
FLEX Options Performance	-100%*	-50%*	-35%*	0%*	0%*	0%*	0%*	0%*	0%*
Fund Performance	-100% + Defined Distribution Rate**	-50% + Defined Distribution Rate**	-35% + Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**

*           The FLEX Options’ performance includes the premium received by the Fund for selling such options, which is not reflected in this figure, but is included in the Defined Distribution Rate indicated below.

**         The Fund’s performance is equal to the Defined Distribution Rate minus the losses experienced by the U.S. Equity Index that exceed the Barrier, if any. The Defined Distribution Rate is set on the first day of the Outcome Period and is 5.86% prior to taking into any account fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.07%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Defined Distribution Rate, and therefore the performance delivered by the Fund to the Fund’s shareholders.

The Defined Distribution Rate.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the course of the Outcome Period is the Defined Distribution Rate, less the Initial Breach Losses or Full Breach Losses, as applicable, if the losses of the U.S. Equity Index exceed the Barrier at the end of the Outcome Period (in comparison to the market value of the U.S. Equity Index at the commencement of the Outcome Period). The Defined Distribution Rate, which is paid out via the Defined Distributions, is determined at the commencement of each Outcome Period and represents the expected payment rate an investor can achieve from an investment in Shares over the duration of the Outcome Period, however such payment rate is not guaranteed. The Defined Distribution Rate is the result of the premiums received from the Fund’s sold FLEX Options and the income received by the Fund through its investments in U.S. Treasuries. The Defined Distribution Rate is calculated against the Fund’s NAV per Share at the commencement of the Outcome Period and is only representative to shareholders who invest in Shares at this NAV per Share. If a shareholder purchases Shares at a market price that differs from that of the NAV per Share at the commencement of the Outcome Period, such shareholder will experience a different rate than the Defined Distribution Rate.

During each Outcome Period, the Fund will purchase and sell FLEX Options and use the proceeds from the sale of Shares to purchase U.S. Treasuries. The amount of premiums the Fund receives for selling FLEX Options as well as the interest rate for the U.S. Treasuries, and therefore the Defined Distribution Rate of the Fund, will be dependent upon prevailing market conditions at the time the Fund enters into the FLEX Options and purchases U.S. Treasuries, most notably, current interest rates and volatility in the U.S. Equity Index. The Defined Distribution Rate for the current Outcome Period is 5.86% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is

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taken into account, the Defined Distribution Rate is 5.07%. The Defined Distribution Rate will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the purposes of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. The Defined Distribution Rate is also set forth on the Fund’s website at www.innovatoretfs.com/janj.

The Fund distributes the Defined Distribution Rate through the Defined Distributions. Defined Distributions are paid on the first business day of the month following the quarter-end (each a Distribution Date), to shareholders of record on the last business day of each March, June, September and December. The Defined Distribution Rate is only applicable to investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. The Defined Distribution Rate will remain constant for such investors over the course of a single Outcome Period. However, the Defined Distribution Rate will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Defined Distribution Rate and Defined Distributions should be considered before investing in the Fund. If an investor is considering purchasing Shares after the Outcome Period has commenced, and the Fund has already made some or all of its Defined Distributions, an investor purchasing Shares will not receive the same Defined Distribution Rate for the remainder of the Outcome Period but will still remain vulnerable to the entirely of the significant downside risks associated with the Barrier. In such an instance, the investor may experience significantly different Outcomes than those the Fund seeks to provide. There is no guarantee that the Fund will successfully achieve its investment objective.

The Barrier.    Fund shareholders are subject to all of the losses experienced by the U.S. Equity Index, however the Fund provides the Barrier such that investors will only experience losses if the U.S. Equity Index experiences losses that exceed the Barrier at the end of the Outcome Period. The Barrier is set at a level such that investors are not expected to experience losses against the first 30% of U.S. Equity Index losses over the course of the Outcome Period, to the extent the U.S. Equity Index decreases in value by 30% or less. The Barrier is provided irrespective of the Fund’s annual management fee, transaction fees and any extraordinary expenses incurred by the Fund, however any losses that an investor experiences in relation to the Barrier will be reduced by the Fund’s annual management of 0.79% and further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period and it therefore should not be expected that the Barrier will be provided at any point prior to the last day of the Outcome Period. Investors purchasing Shares after the commencement of the Outcome Period at a point in which the U.S. Equity Index has changed in value will impact the amount of losses that may be experienced by the U.S. Equity Index before the Barrier is met. While the Fund seeks to provide the Barrier for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. There is no limit on losses the Fund could experience, and an investor may lose its entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

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The structure of the Fund’s FLEX Options is such that if at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier, the Fund will begin to experience losses starting at the Barrier. The Fund will experience one of two loss profiles: “Initial Breach Losses” or “Full Breach Losses”. As further described below, the operation of the Fund’s FLEX Options portfolio is such that, at the end of an Outcome Period, if U.S. Equity Index losses measured over the Outcome Period exceed the Barrier (30%) but are less than 31%, the Fund will experience, prior to the payment of any Distributions, accelerated losses from 0% to 31%. If, at the end of the Outcome Period, U.S. Equity Index losses measured over the Outcome Period exceed 31%, the Fund will experience, prior to the payment of any Distributions, one-to-one losses of the U.S. Equity Index.

•   Initial Breach Losses.    Initial Breach Losses occur when the U.S. Equity Index has exceeded the Barrier, but by an amount less than or equal to 31%. Initial Breach Losses occur as a result of the combination of the Fund’s put option spreads as well as the sold put option contract. Specifically, the Fund invests in a package of 30 put option spreads that provide losses of up to 1% for each spread while simultaneously selling a put FLEX Option that provides one-to-one downside exposure starting at 30% of U.S. Equity Index losses. If the U.S. Equity Index has exceeded the Barrier, but by an amount less than or equal to 31%, the Fund will experience the below losses over an Outcome Period, prior to the payment of Defined Distributions:

Outcome Period Initial and Full Breach Losses Profile

U.S. Equity Index Losses	Put Spread Losses	Put Losses	Fund Losses
-30.00%	0.00%	0.00%	0.00%
-30.25%	-7.25%	-0.25%	-7.50%
-30.50%	-15.00%	-0.50%	-15.50%
-30.75%	-22.50%	-0.75%	-23.25%
-31.00%	-30.00%	-1.00%	-31.00%
-32.00%	-30.00%	-2.00%	-32.00%

•   Full Breach Losses.    Full Breach Losses occur after U.S. Equity Index losses are equal to or exceed 31%. Full Breach Losses are a result of the Fund’s FLEX Options and expose the Fund to the extent of U.S. Equity Index Losses on a one-to-one basis over the course of the Outcome Period. As shown in the table above, if the U.S. Equity Index has exceeded 31%, the Fund’s put spread options will produce a loss of 30% and the Fund’s naked put FLEX Option will produce the remaining loss such that losses, in combination, will equal the losses of the U.S. Equity Index. There is no limit on losses the Fund can experience, and an investor may lose its entire investment.

The Barrier is measured at the end of the Outcome Period. While the Fund’s NAV is expected to move as a result in changes in the value of the Fund’s FLEX Options (which is dependent upon the movements of the U.S. Equity Index, among other reasons), the FLEX Options are European-style options and can only be exercised on the expiration date. Accordingly, the measuring value of the U.S. Equity Index is on the final day of the Outcome Period only, and therefore the Barrier is measured and effective only on the final day of the Outcome Period.

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Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and U.S. Treasuries, and another Outcome Period will commence.

Following the close of business on the last day of the Outcome Period, the Fund will disclose the Fund’s final Defined Distribution Rate (both gross and net of the unitary management fee) for the next Outcome Period on the Fund’s website, www.innovatoretfs.com. The Fund’s website will also provide information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and potential Outcomes related to the Barrier, of an investment in the Fund on a daily basis.

The Fund’s website, www.innovatoretfs.com/janj, provides information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and Barrier, of an investment in the Fund on a daily basis.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Defined Outcome Strategy Risk.    The Fund employs an income-oriented “defined outcome strategy”, and is therefore subject to certain unique risks, which are detailed below.

Barrier Risk.    The Fund establishes the Barrier based on the performance of the U.S. Equity Index over the duration of the Outcome Period, calculated from the commencement of the Outcome Period to its conclusion. The Fund begins to experience the entirety of the losses of the U.S. Equity Index if such losses breach the Barrier, through the Initial Breach Losses or Full Breach Losses, as applicable. To the extent the U.S. Equity Index decreases in value by 30% or less at the end of the Outcome Period, investors are not expected to experience the losses of the U.S. Equity Index. There is no guarantee that the Fund will be successful in its strategy to implement the Barrier and if the operationality of the Barrier fails, investors could experience losses of the U.S. Equity Index irrespective of the sought-after Barrier. Further, while the Fund subjects shareholders to Initial Breach Losses on an accelerated basis from 0% to 31% if the U.S. Equity Index experiences losses of between 30% to 31% and Full Breach Losses thereafter, such returns are not guaranteed, and if the FLEX Options fail to perform as expected, an investor could experience additional losses. A shareholder may lose its entire investment, prior to consideration of any Defined Distributions paid by the Fund. The effect of the Barrier is measured only at the end of the Outcome Period, regardless of whether the U.S. Equity Index has experienced losses that exceed the Barrier at any point

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during the Outcome Period. Although the effect of the Barrier is only measured at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier. In the event an investor purchases Shares after the commencement of the Outcome Period or sells Shares prior to the expiration of the Outcome Period, the Barrier that the Fund seeks to provide may be less or not available at all. In addition, the operationality of the Barrier is such that the Fund may experience dramatic changes in value of its NAV at the end of the Outcome Period, even if the changes in the U.S. Equity Index are minimal. If the U.S. Equity Index’s value is at or near the Barrier at the end of the Outcome Period, small changes in the value of the U.S. Equity Index could result in dramatic changes in the value of the FLEX Options and therefore the Fund’s NAV. Investors should understand these risks before investing in the Fund.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to Initial Breach Losses or Full Breach Losses, as applicable, if losses of the U.S. Equity Index exceeds the Barrier. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the U.S. Equity Index (relative to the initial value of the U.S. Equity Index at the commencement of the Outcome Period) despite being subject to all of the downside losses of the U.S. Equity Index after such losses exceed the Barrier. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as Fund will not experience any positive price returns of the U.S. Equity Index, if any, and the Fund would underperform the U.S. Equity Index to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

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Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the U.S. Equity Index and may underperform the U.S. Equity Index and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Barrier and Defined Distributions.

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FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the U.S. Equity Index’s price return has dropped below the Barrier. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the U.S. Equity Index. Depending on the value of the U.S. Equity Index at this time and its proximity to the Barrier, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the U.S. Equity Index. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the U.S. Equity Index’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the U.S. Equity Index’s price return, changes in interest rates, changes in the actual and implied volatility of the U.S. Equity Index, the Barrier and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 under the 1940 Act (“Rule 18f-4”) in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding

16

its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

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U.S. Equity Index Risk.    Because the Fund is subject to the downside price returns of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier, the Fund is subject to the associated risks of the U.S. Equity Index. As such, the Fund may be subject to the following risks as a result of its exposure to the U.S. Equity Index through its usage of FLEX Options:

Equity Securities Risk.    The U.S. Equity Index tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the U.S. Equity Index. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the U.S. Equity Index invests in.

Information Technology Companies Risk.    The U.S. Equity Index is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The U.S. Equity Index tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the U.S. Equity Index has decreased below the Barrier. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the U.S. Equity Index. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the U.S. Equity Index. Further, small changes in the value of the U.S. Equity Index at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied

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volatility levels of the U.S. Equity Index, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the U.S. Equity Index on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes or interpretations affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient

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number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and

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the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to sell) on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Barrier, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

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Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a “regulated Investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

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To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. In addition, depending on the time during an Outcome Period at which a shareholder purchases Shares and the performance of the Fund’s assets, all or a portion of a Defined Distribution may be characterized as ordinary income, return of capital or capital gain when received by the shareholder. Such characterization will impact the tax consequences to the shareholder of the Defined Distribution and shareholders should understand the tax consequences of each characterization before investing in the Fund. In addition, the Fund’s NAV at the end of an Outcome Period will be decreased by the amount of any distribution that is characterized as capital gain.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of two broad-based market indices: the S&P 500 Total Return Index and the S&P 500 Price Index. Both indices have the same constituents in the same weights. However, the S&P 500 Total Return Index assumes that any

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dividends paid out by index constituents have been reinvested in the index and the S&P 500 Price Return Index, which measures only the price movements of index constituents, does not. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Calendar Year Total Returns as of 12/31
20%
10%
0%
-10%
-20%
6.01%
2024

The Fund’s highest quarterly return was 1.84% (quarter ended March 31, 2024) and the Fund’s lowest quarterly return was 1.16% (quarter ended December 31, 2024).
Average Annual Total Return as of December 31, 2024
Innovator Premium Income 30 Barrier ETF™ – January	1 Year	Since Inception (12/29/2023)
Return Before Taxes	6.01%	5.98%
Return After Taxes on Distributions	3.75%	3.73%
Return After Taxes on Distributions and Sale of Fund Shares	3.63%	3.66%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	24.87%
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)	23.31%	23.17%

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

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Management

Investment Adviser

Innovator Capital Management, LLC (“Innovator” or the “Adviser”)

Investment Sub-Adviser

Milliman Financial Risk Management LLC

Portfolio Managers

The following persons serve as the portfolio managers of the Fund.

•   Robert T. Cummings — Principal, Senior Director, Head of Portfolio Management at Milliman

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Mr. Cummings has served in this capacity since the Fund’s inception in December 2023. Mr. Rosenfeld has served in this capacity since July 2024.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at NAV only with authorized participants that have entered into agreements with the Fund’s distributor and only in Creation Units or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests. The Fund may issue and redeem Shares in exchange for cash at a later date but has no current intention of doing so. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.innovatoretfs.com.

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Tax Information

The Fund’s distributions will generally be taxable as ordinary income, return of capital or capital gain. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), Innovator and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investor Suitability Considerations

You should only consider this investment if:	You should not consider this investment if:

•   you fully understand the risks inherent in an investment in Shares;

•   you desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you understand, and are willing to bear, that the Fund is subject to losses of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period;

•   you are willing to hold Shares for the duration of the Outcome Period in order to achieve the Outcomes that the Fund seeks to provide;

•   you fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Barrier;

•   you understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are willing to forgo any gains experienced by the U.S. Equity Index;

•   you understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the U.S. Equity Index’s proximity to the Barrier;

•   you understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you are willing to accept the risk of losing your entire investment; and

•   you have visited the Fund’s website and understand the investment outcomes available to you based upon the time of your purchase.

•   you do not fully understand the risks inherent in an investment in Shares;

•   you do not desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you do not understand and/or are unwilling to bear that the Fund is subject to the losses of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period;

•   you are not willing to hold Shares for the duration of the Outcome Period;

•   you do not fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Barrier;

•   you do not understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are unwilling to forgo any gains experienced by the U.S. Equity Index;

•   you do not understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the U.S. Equity Index’s proximity to the Barrier;

•   you do not understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you desire a level of protection and are unwilling to accept the risk of losing your entire investment; and

•   you have not visited the Fund’s website and do not understand the investment outcomes available to you based upon the timing of your purchase.

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Additional Information About the Fund’s Principal Investment Strategies

The Fund’s principal investment strategy seeks to produce the Outcomes based upon the Defined Distribution Rate and performance of the U.S. Equity Index. If the U.S. Equity Index increases in value over the course of the Outcome Period, or the U.S. Equity Index experiences losses that are less than the Fund’s sought-after protective Barrier over the course of the Outcome Period, the Fund is designed to provide Fund shareholders that hold Shares for the entire Outcome Period with returns that equal the Defined Distribution Rate. If the U.S. Equity Index experiences losses that exceed the Barrier over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Shares for the entire Outcome Period with the Defined Distribution Rate less the Initial Breach Losses or Full Breach Losses, as applicable. There is no guarantee that the Fund will be successful in its attempt to provide a Barrier. The Defined Distribution Rate is provided prior to taking into account annual Fund management fees equal to 0.79% of the Fund’s daily net assets, transaction fees and any extraordinary expenses incurred by the Fund. A portion of the Defined Distributions may be taxable as ordinary income, capital gains, or return of capital. The Fund will not benefit from any increases in the U.S. Equity Index over an Outcome Period but is subject to the possibility of experiencing the significant losses of the U.S. Equity Index if its price return falls below the Barrier. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of the U.S. Equity Index. The Fund intends to primarily use FLEX Options to implement its investment strategies, however, the Fund may use “over-the-counter” (“OTC”) option contracts if the Adviser deems such use to be advisable.

The reference asset for the option contracts utilized by the Fund will provide exposure to the U.S. Equity Index. The U.S. Equity Index tracks the price return of the S&P 500® Index, which is a large-cap, market-weighted, U.S. equities index that tracks the 500 leading companies in leading industries and is widely regarded as the best single gauge of large-cap U.S. equities. The U.S. Equity Index covers approximately 80% of available market capitalization. The U.S. Equity Index is rebalanced quarterly in March, June, September, and December. Milliman will determine whether the Fund’s option contracts will reference the U.S. Equity Index or the SPDR® S&P 500® ETF Trust at the commencement of each Outcome Period. Milliman expects that such determination will be based on the liquidity and pricing of such option contracts. The U.S. Equity Index is a price return index, meaning it tracks the prices of the constituents of the index, excluding dividends. The SPDR® S&P 500® ETF Trust is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests entirely in the S&P 500® Index. The Fund also invests in U.S. Treasuries, which will mature on approximately the last day of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), including the end of each Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The “Defined Distribution Rate” is an annualized payment rate established at the commencement of the Outcome Period that is the percentage of

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Defined Distributions per Share over an Outcome Period. The Defined Distribution Rate is based upon the Fund’s net asset value (“NAV”) at the commencement of each Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 5.86%, prior to taking into account any fees or expenses charged to shareholders.

Shareholders will also be subject to losses that exceed the Barrier, which is set at U.S. Equity Index losses that exceed 30% through Initial Breach Losses and Full Breach Losses. The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

* The Initial Breach Losses subject the Fund to U.S. Equity Index losses on an initial accelerated basis from 0% to 31% which will correspond to the U.S. Equity Index losses from 30% to 31%. The Full Breach Losses expose the Fund to one-to-one losses to the extent U.S. Equity Index Losses exceed 31%.

As described further in this prospectus, there are risks associated with an investment in the Fund and there is no guarantee the Fund achieve the Outcomes it seeks to provide. The Fund’s unique characteristics (i.e., the imperative of holding Shares for the entire Outcome Period, the Barrier and Defined Distribution Rate) distinguish it from other investment products and may make it an unsuitable some investors. Please also refer to the “Investor Suitability Considerations” table in this prospectus.

The Fund’s investment objective is considered non-fundamental and may be changed by the Board without shareholder approval. Additionally, the Fund may liquidate and terminate at any time without shareholder approval.

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Investment profile for Intra-Outcome Period Investors

The Fund is designed for shareholders who hold Shares for the entirety of the Outcome Period. If an investor purchases Shares after the Outcome Period has commenced or sells Shares prior to the Outcome Period’s conclusion, such investor will not receive the Outcomes sought to be delivered by the Fund, and will experience very different investment outcomes then the Fund seeks to provide.    Further, investors who purchase Shares after the commencement of the Outcome Period will have a different effective Defined Distribution Rate as a result of any changes in the Fund’s NAV since the commencement of the Outcome Period and Defined Distributions for an Outcome Period already paid. Following the commencement of an Outcome Period, the Fund seeks to provide shareholders who hold shares for the entirety of the Outcome Period with Defined Distributions paid by the Fund over the duration of the Outcome Period on remaining Defined Distribution Dates. An investor is expected to have the following investment profile for the remainder of an Outcome Period if such investor purchases shares after the commencement of the Outcome Period:

If the U.S. Equity Index is **At or Above** the Barrier at end of Outcome Period	=	Price change from the Fund's price at the time of purchase to Fund NAV at the end of the Outcome Period[1,2]
If the U.S. Equity Index is **Below** the Barrier at end of Outcome Period	=	Price change from the Fund's price at the time of purchase to match the entirety (*i.e.*, one-to-one) of **U.S. Equity Index price return losses (*i.e.*, negative returns)** at the end of the Outcome Period[2]

1. The Fund's NAV is expected to return to approximately the level it began the Outcome Period at if the U.S. Equity Index price level finishes at or above the Barrier level.
2. In each case, shareholders will receive all remaining Defined Distributions on the remaining Defined Distribution Dates.

Fund Investments

Principal Investments

FLEX Options

FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC option contracts positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

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The FLEX Options in which the Fund will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund will purchase and sell put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. The Fund will utilize cash-settled FLEX Options, meaning that in the event the FLEX Options are exercised, it will be required to deliver the cash value representing the difference between the strike price and the then-current price of the reference asset.

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the FLEX Options held by the Fund are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by Innovator as the “Valuation Designee” pursuant to Rule 2a-5 of the 1940 Act (“Rule 2a-5”) and approved by, and subject to the oversight of, the Board. The Fund will enter into FLEX Options contracts in accordance with Rule 18f-4 under the 1940 Act, which requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.

U.S. Treasury Securities

U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury that are backed by the full faith and credit of the United States Government.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s statement of additional information (“SAI”), which is available at www.innovatoretfs.com.

Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above. The significance of each risk factor below may change over time and you should review each risk factor carefully.

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Principal Risks

Defined Outcome Strategy Risk.    The Fund employs an income-oriented “defined outcome strategy”, and is therefore subject to certain unique risks, which are detailed below.

Barrier Risk.    The Fund establishes the Barrier based on the performance of the U.S. Equity Index over the duration of the Outcome Period, calculated from the commencement of the Outcome Period to its conclusion. The Fund begins to experience the entirety of the losses of the U.S. Equity Index if such losses breach the Barrier, through the Initial Breach Losses or Full Breach Losses, as applicable. To the extent the U.S. Equity Index decreases in value by 30% or less at the end of the Outcome Period, investors are not expected to experience the losses of the U.S. Equity Index. There is no guarantee that the Fund will be successful in its strategy to implement the Barrier and if the operationality of the Barrier fails, investors could experience losses of the U.S. Equity Index irrespective of the sought-after Barrier. Further, while the Fund subjects shareholders to Initial Breach Losses on an accelerated basis from 0% to 31% if the U.S. Equity Index experiences losses of between 30% to 31% and Full Breach Losses thereafter, such returns are not guaranteed, and if the FLEX Options fail to perform as expected, an investor could experience additional losses. A shareholder may lose its entire investment, prior to consideration of any Defined Distributions paid by the Fund. The effect of the Barrier is measured only at the end of the Outcome Period, regardless of whether the U.S. Equity Index has experienced losses that exceed the Barrier at any point during the Outcome Period. Although the effect of the Barrier is only measured at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier. In the event an investor purchases Shares after the commencement of the Outcome Period or sells Shares prior to the expiration of the Outcome Period, the Barrier that the Fund seeks to provide may be less or not available at all. In addition, the operationality of the Barrier is such that the Fund may experience dramatic changes in value of its NAV at the end of the Outcome Period, even if the changes in the U.S. Equity Index are minimal. If the U.S. Equity Index’s value is at or near the Barrier at the end of the Outcome Period, small changes in the value of the U.S. Equity Index could result in dramatic changes in the value of the FLEX Options and therefore the Fund’s NAV. Investors should understand these risks before investing in the Fund.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to Initial Breach Losses or Full Breach Losses, as applicable, if losses of the U.S. Equity Index exceeds the Barrier. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the U.S. Equity Index (relative to the initial value of the U.S. Equity Index at the commencement of the Outcome

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Period) despite being subject to all of the downside losses of the U.S. Equity Index after such losses exceed the Barrier. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as the Fund will not experience any positive price returns of the U.S. Equity Index, if any, and the Fund would underperform the U.S. Equity Index to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the U.S. Equity Index and may underperform the U.S. Equity Index and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause

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the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Barrier and Defined Distributions.

FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the U.S. Equity Index’s price return has dropped below the Barrier. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the U.S. Equity Index. Depending on the value of the U.S. Equity Index at this time and its proximity to the Barrier, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the U.S. Equity Index. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the U.S. Equity Index’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the U.S. Equity Index’s price return, changes in interest rates, changes in the actual and implied volatility of the U.S. Equity Index, the Barrier and the remaining time to until the FLEX Options expire.

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Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. Option contracts may also involve the use of leverage, which could result in greater price volatility than other markets. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

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Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

U.S. Equity Index Risk.    Because the Fund is subject to the downside price returns of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier, the Fund is subject to the associated risks of the U.S. Equity Index. As such, the Fund may be subject to the following risks as a result of its exposure to the U.S. Equity Index through its usage of FLEX Options:

Equity Securities Risk.    The U.S. Equity Index tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the U.S. Equity Index. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the U.S. Equity Index invests in.

Information Technology Companies Risk.    The U.S. Equity Index is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

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Large Capitalization Companies Risk.    The U.S. Equity Index tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the U.S. Equity Index has decreased below the Barrier. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the U.S. Equity Index. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the U.S. Equity Index. Further, small changes in the value of the U.S. Equity Index at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the U.S. Equity Index, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the U.S. Equity Index on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

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Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Values of securities may change due to factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of securities. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s investments and could result in disruptions in the trading markets. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors or other economic, political, or regulatory developments, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could result in disruptions to trading markets and could also adversely affect the prices and liquidity of a Fund’s holdings. Any of such circumstances could result in increased market volatility and/or have a materially negative impact on the value of Shares or the liquidity of an investment. During any such events, Shares may trade at greater premiums or discounts to their NAV and the bid/ask spread on Shares may widen. The future potential economic impact of any such future events is impossible to predict and could result in adverse market conditions that impact the performance of the Fund.
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Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). Authorized participants are not obligated to make a market in Shares or submit orders for the issuance or redemption of Creation Units. To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

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Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Barrier, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The Fund’s NAV represents the value of the Fund’s investments and is calculated by taking the sum of the Fund’s assets less the Fund’s liabilities, if any. The NAV per Share is the value of a Share’s portion of all of the Fund’s net assets. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV. Additionally, decisions by market makers and/or authorized participants or reduced effectiveness of the arbitrage process in maintaining the relationship of the Fund’s NAV to the market price of its Shares could result in the Shares trading at a premium, or discount to NAV and the bid/ask spread on Shares may widen.

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Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a RIC, however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. In addition, depending on the time during an Outcome Period at which a shareholder purchases Shares and the performance of the Fund’s assets, all or a portion of a Defined Distribution may be characterized as ordinary income, return of capital or capital gain when received by the shareholder. Such characterization will impact the tax consequences to the shareholder of the Defined Distribution and shareholders should understand

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the tax consequences of each characterization before investing in the Fund. In addition, the Fund’s NAV at the end of an Outcome Period will be decreased by the amount of any distribution that is characterized as capital gain.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. The Fund’s Valuation Procedures adopted Innovator as Valuation Designee (as reviewed, approved, and subject to the oversight of the Board) complies with Rule 2a-5 under the 1940 Act. Pursuant to Rule 2a-5, the Board oversees the implementation of the Valuation Procedures. While the Fund’s program is designed to contemplate the specific risks of the Fund, there is no guarantee the program will adequately do so each time, and value may not be properly selected for the Fund.

Management of the Fund

The Fund is a series of Innovator ETFs® Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Innovator Capital Management, LLC, 200 W. Front Street, Wheaton, Illinois 60187, serves as the Fund’s investment adviser. In its capacity as Adviser, Innovator has overall responsibility for selecting and monitoring the Fund’s investments and managing the Fund’s business affairs. Innovator serves as investment adviser to 150 exchange-traded funds, each of which is organized as a separate series of the Trust, a registered management investment company.

Investment Sub-Adviser

Milliman Financial Risk Management LLC, 71 South Wacker Drive, 31st Floor, Chicago, Illinois 60606, serves as the Fund’s investment sub-adviser. Milliman has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Managers

Robert T. Cummings and Jordan B. Rosenfeld serve as the Fund’s portfolio managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.

•   Robert T. Cummings — Principal, Senior Director and Head of Portfolio Management at Milliman.    Mr. Cummings has served in this role since 2007. Mr. Cummings has more than 13 years of experience as a trader with a primary focus on options. Prior to joining

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Milliman, he was involved in various proprietary trading strategies and was a portfolio manager of associated derivatives funds. These strategies included volatility arbitrage, global macro, and high-frequency trading. Entities at which Mr. Cummings has previously worked include Citadel Investment Group, TradeNet (as a primary market maker on the Chicago Board Options Exchange), KCM Group and Spyglass Capital Management.

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman.    Mr. Rosenfeld joined Milliman in 2018 as a trader and in 2021 was promoted to ETF Portfolio Manager. Mr. Rosenfeld is responsible for implementing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. He has more than nine years of experience in capital markets with a focus on derivatives portfolio management and multi-asset strategy. Prior to joining the firm, Mr. Rosenfeld was a global macro portfolio manager at Gelber Group.

For additional information concerning Innovator and Milliman, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares may also be found in the SAI.

Management Fee

Pursuant to an investment advisory agreement between Innovator and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Innovator in an amount equal to 0.79% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Innovator for the services it provides to the Fund. Out of the unitary management fee, Innovator pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Innovator is not responsible for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Pursuant to an investment sub-advisory agreement between Innovator, Milliman and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Innovator has agreed to pay an annual sub-advisory fee to Milliman in an amount based on the Fund’s average daily net assets. Innovator is responsible for paying the entirety of Milliman’s sub-advisory fee. The Fund does not directly pay Milliman.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR for the fiscal period ended October 31, 2024.

Manager of Managers Structure.    The Fund and Innovator have received an exemptive order from the SEC to operate under a manager of managers structure that permits Innovator, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, Innovator has ultimate responsibility, subject to oversight by the Board, for overseeing the Fund’s sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Fund or Innovator.

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The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to any sub-adviser or the sub-advisory agreement. The Manager of Managers Structure does not permit an increase in the advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to any sub-adviser or a sub-advisory agreement within 90 days of the change.

Additional Information Relating to the Declaration of Trust

The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) provides that by virtue of becoming a shareholder of the Trust, each shareholder is bound by the provisions of the Declaration of Trust. Subject to the provisions of the Declaration of Trust, the Board may, subject to the requisite vote, engage in and prosecute, defend, compromise, abandon, or adjust, by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims, and demands relating to the Trust. The Board may, in the exercise of their or its good faith business judgment, dismiss any action, suit, proceeding, dispute, claim or demand, derivative or otherwise, brought by a shareholder in its own name or in the name of the Trust. The Declaration of Trust further provides a detailed process for the bringing of derivative actions by shareholders. Prior to bringing a derivative action, a written demand by the complaining shareholder must first be made on the Board to bring the subject action unless an effort to cause the Board to bring such action is excused. A demand on the Board shall only be excused if a majority of the Board a material personal financial interest in the subject action.

There may be questions regarding the enforceability of these provisions based on certain interpretations of the Securities Act of 1933 Act, as amended, the Securities Exchange Act of 1934, as amended and the 1940 Act. However, the Declaration of Trust provides if any provision shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to that provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of the Declaration of Trust. The provisions of the Declaration of Trust are not intended to restrict any shareholder rights under the federal securities laws and do not mandate the adjudication of federal securities laws claims through arbitration

How to Buy and Sell Shares

The Fund will issue or redeem its Shares at NAV per Share only in Creation Units. Most Fund shareholders will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. Share prices are reported in dollars and cents per Share. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, a Fund Shareholder may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized participants may acquire Shares directly from the Fund, and authorized participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units, and in accordance with the procedures described in the SAI.

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Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange is based on market price and may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions (“market timing”), and has adopted no policies and procedures with respect to market timing activities. In making this determination, the Board considered the risks associated with market timing activities by the Fund’s shareholders, including, dilution, disruption of portfolio management, increases in the Fund’s trading costs and the potential for the realization of capital gains.

Shares may be purchased and redeemed directly from the Fund only when aggregated into one or more Creation Units by authorized participants that have entered into agreements with the Fund’s distributor. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares detailed above. To the extent the Fund may effect the issuance or redemption of Creation Units in exchange wholly or partially for cash, such trades could result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objectives, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by authorized participants increases. However, direct trading by authorized participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Fund reserves the right to not accept

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orders from authorized participants that Innovator has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use as the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

The Fund intends to continue to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information only. You should consult your own tax advisor about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•   the Fund makes distributions,

•   you sell your Shares listed on the Exchange, and

•   you purchase or redeem Creation Units.

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To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. The Fund intends to treat any income that it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

Taxes on Distributions

The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Shares, which could result in you having to pay higher taxes in the future when Shares are sold, even if you sell the Shares at a loss from your original investment. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding them for six months or less,

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the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

An election may be available to shareholders to defer recognition of the gain attributable to a capital gain dividend if they make certain qualifying investments within a limited time. Shareholders should talk to their tax advisor about the availability of this deferral election and its requirements. The Fund’s positions in FLEX Options may reduce the amount of long-term capital gains, and thus, reduce the amount of distributions eligible to be capital gain dividends.

Taxes on Exchange Listed Shares

If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

Taxes and Purchases and Redemptions of Creation Units

If you exchange securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and any cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of the FLEX Options

The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market but will be subject to the straddle rules.

However, the Fund’s investments in offsetting positions with respect to the U.S. Equity Index may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may

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be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax (“backup withholding”) from dividends and capital gains distributions paid to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify to the Fund that he or she is not subject to backup withholding. The current backup withholding rate is 24%. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will generally be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below.

However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. Amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under

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the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Distributions to, and gross proceeds from dispositions of Shares by, (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners may be subject to a U.S. withholding tax of 30%. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Distributions and Taxes” in the SAI for more information.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

Net Asset Value

US Bancorp Fund Services LLC (“USBFS”), the Fund’s administrator and fund accounting agent, calculates the Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. E.S.T.) every day the New York Stock Exchange is open. The NAV for one Share is the value of that Share’s portion of the net assets of the Fund, which is calculated by taking the market price of the Fund’s total assets, including any interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent is the NAV per Share.

Section 2(a)(41) of the 1940 Act provides that when a market quotation is readily available for a fund’s portfolio investments, such investment must be valued at the market value. Rule 2a-5 under the 1940 Act defines a readily available market quotation as “a quoted price (unadjusted) in active markets for identical investments that the fund can access at a measurement date, provided that a quotation will not be readily available if it is not reliable.” If a market quotation is not “readily available” the portfolio investment must be fair valued as determined in good faith by a fund’s board of trustees. Rule 2a-5 allows a fund’s board of trustees to designate the fund’s investment adviser as the “valuation designee” to perform fair value determinations subject to certain conditions. In accordance with Rule 2a-5, the Board has appointed Innovator as the “Valuation Designee” for the Fund’s portfolio investments. Investments will be fair valued as determined in good faith in accordance with the policies and procedures established by Innovator as the Valuation Designee

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pursuant to Rule 2a-5 and approved by, and subject to the oversight of, the Board of Trustees. As a general principle, “fair value” represents a good faith approximation of the value of a portfolio investment and is the amount the Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. The use of fair value prices may result in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. While the Valuation Procedures (defined below) are intended to result in the Fund’s NAV calculation that fairly reflects the values as of the time of pricing, the fair value determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.

FLEX Options listed on an exchange (e.g., Cboe) will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Fund’s option has a same-day market trading price, this same-day market trading price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Sub-Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s NAV. If either pricing vendor is not available to provide a model price for that day, the value of a FLEX option will be determined by Innovator as Valuation Designee in accordance with the Valuation Procedures. In instances where in the same trading day, a particular FLEX Option is represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or a redemption unit), for valuation purposes that trading day the Fund will default to use the trade price for both instances, rather than the model price otherwise available for the in-kind transaction.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price.

Exchange-traded options (other than FLEX Options) and futures contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be valued at fair value. Any fair value determination will be made in accordance with the policies and procedures established by Innovator as Valuation Designee in accordance with Rule 2a-5.

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USBFS may obtain all market quotations used in valuing securities from a third-party pricing service vendor (a “Pricing Service”). If no quotation can be obtained from a Pricing Service, then USBFS will contact Innovator. Innovator is responsible for establishing the valuation of portfolio securities and other instruments held by the Fund in accordance with the pricing and valuation procedures adopted by the Board (the “Valuation Procedures”). Innovator will then attempt to obtain one or more broker quotes for the security daily and will value the security accordingly.

If no quotation is available from either a Pricing Service, or one or more brokers, or if Innovator has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by Innovator in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following: (a) the type of security; (b) the size of the holding; (c) the initial cost of the security; (d) transactions in comparable securities; (e) price quotes from dealers and/or pricing services; (f) relationships among various securities; (g) information obtained by contacting the issuer, analysts, or the appropriate stock exchange; (h) an analysis of the issuer’s financial statements; and (i) the existence of merger proposals or tender offers that might affect the value of the security.

With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell Shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its Shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

For more information about how the Fund’s NAV is determined, please see the section in the SAI entitled “Determining Offering Price and Net Asset Value.”

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Fund Service Providers

US Bancorp Fund Services LLC is the administrator and transfer agent for the Trust. U.S. Bank, N.A. serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information showing the number of days the market price of Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.innovatoretfs.com.

Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Rule 12d1-4 under the 1940 Act provides the requirements under which an investment company may invest in securities of another investment company beyond the limits prescribed in Section 12(d)(1) of the 1940 Act. Any investment by another investment company in the Fund, or by the Fund in another investment company, must comply with Rule 12d1-4 in order to exceed the limits contained in Section 12(d)(1).

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. The total returns in the table represent how much an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single Fund Share. The information below has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR, which is available upon request.

Innovator ETFs® Trust

Financial Highlights

Innovator Premium Income 30 Barrier ETF™ — January

		Investment Operations:			Less Distributions From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total From Investment Operations	Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
10/31/2024(e)	$24.58	$0.85	$0.35	$1.20	$(0.89)	$(0.14)	$—	$(1.03)
					Supplemental Data and Ratios
For the Year Ended	ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return		Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)
10/31/2024(e)	$0.03	$24.78	5.10	%(f)	$22,303	0.79%	4.10%	—	%(f)

(a)      Net investment income per share has been calculated based on average shares outstanding during the year.

(b)      Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)      Portfolio turnover rate excludes in-kind transactions.

(d)      Annualized for periods less than one year.

(e)      Inception date of the Fund was December 29, 2023.

(f)      Not annualized for periods less than one year.

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Innovator Premium Income 30 Barrier ETF™ — January

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund’s most recent SAI, annual or semi-annual reports and certain other information such as Fund financial statements are available free of charge by calling the Fund at (800) 208-5212, on the Fund’s website at www.innovatoretfs.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Innovator Capital Management, LLC 200 W. Front Street Wheaton, Illinois 60187 (800) 208-5212 www.innovatoretfs.com	SEC File #: 333-146827 811-22135

Prospectus

Innovator Premium Income 15 Buffer ETF™ — January

(Cboe BZX — LJAN)

February 28, 2025

Innovator Premium Income 15 Buffer ETF™ — January (the “Fund”) is a series of
Innovator ETFs® Trust (the “Trust”) and is an actively managed ETF.

•    The Fund employs an income-oriented “defined outcome strategy.” Defined outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The outcomes sought by the Fund, which include the defined distributions and buffer discussed below (the “Outcomes”), are contingent on the performance of the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) and the yield of U.S. Treasury bills (“U.S. Treasuries”) over an approximately one-year period from January 1 through December 31 of the current year (the “Outcome Period”). The current Outcome Period is from January 1, 2025 through December 31, 2025. The Fund invests in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF and U.S. Treasuries. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another Outcome Period will begin. The Fund and the sought-after Outcomes are designed for shareholders who invest from the commencement of the Outcome Period through the end of the Outcome Period. If an investor purchases shares of the Fund (“Shares”) after the Outcome Period has begun or sells Shares prior to the expiration of the Outcome Period, the investment outcomes experienced by such investor will differ from the Fund’s sought-after Outcomes. There is no guarantee that the Outcomes for an Outcome Period will be realized.

•   As further described in this Prospectus, the Fund’s principal investment strategy seeks to provide the following investment profile over each Outcome Period:

•   Defined Distributions:    The Fund seeks to provide shareholders distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 5.88% prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each month will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). The Defined Distribution Rate is applicable only to those investors who hold Shares for an entire Outcome Period and is not guaranteed. See “Principal Investment Strategies – Fund Portfolio”.

•   Buffer:    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with a buffer (the “Buffer”) against the first 15% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 15% on a one-to-one basis. If the Outcome Period has begun and the Fund has decreased in value beyond the pre-determined 15% Buffer, an investor purchasing Shares at that price may not benefit from the Buffer. Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing Shares at that price may not benefit from the Buffer until the Fund’s value has decreased to its value at the commencement of the Outcome Period. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

•   Outcomes:    The Fund is designed to provide investors with Outcomes for each Outcome Period that is equal to the Defined Distribution Rate, less the losses experienced by the Underlying ETF if such losses exceed the Buffer at the end of the Outcome Period. If at the end of the Outcome Period the Underlying ETF has experienced a positive price return, or price return losses that are less than the Buffer, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the Underlying ETF has experienced losses at the end of the Outcome Period that exceed the Buffer, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value reflecting the losses experienced by the Underlying ETF that exceed the Buffer, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the Underlying ETF over each Outcome Period.

Investors that purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. The effect of the Buffer on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the Underlying ETF has produced losses that exceed the Buffer at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the Underlying ETF is likely to have changed in value and will affect the amount of losses the Underlying ETF may incur before the Buffer is exceeded. An investor that holds Shares through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because at the end of each Outcome Period, a new Buffer will be established based on the then-current price of the Underlying ETF and any losses experienced below the Buffer will be locked-in. Moreover, because the Fund does not participate in the upside returns of the Underlying ETF, the Fund will be unable to recoup any losses from the prior Outcome Periods. Accordingly, over multiple Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. See “Principal Investment Strategies – The Outcome Period”.

•   The Outcomes are provided prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets are considered, the Defined Distribution Rate is 5.09%. The Outcomes will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

•   The Fund’s FLEX Options positions will not provide upside exposure to the price return of the Underlying ETF and therefore the Fund will not participate in any increases in the price return of the Underlying ETF over the duration of the Outcome Period. Notwithstanding the above, the Fund is subject to the possibility of experiencing the significant losses of the Underlying ETF if its price return falls below the Buffer. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of Underlying ETF.

•   The Outcomes may only be realized by investors who hold Shares at the outset of the Outcome Period and continue to hold such Shares until the conclusion of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes on the last day of each Outcome Period. It should not be expected that the Outcomes, including the net effect of the Fund’s annual management fee on the Outcomes, will be provided at any point prior to the last day of the Outcome Period. Investors considering purchasing Shares after the Outcome Period has begun or selling Shares prior to the end of the Outcome Period should visit the website referenced below to fully understand the potential Outcomes.

•   The Fund’s website, www.innovatoretfs.com/ljan, provides important Fund information (including, among other items, Outcome Period start and end dates, information relating to the Defined Distributions, the Defined Distribution Rate and the potential Outcomes related to the Buffer), as well information relating to the potential outcomes of an investment in the Fund on a daily basis. If you are contemplating purchasing Shares, please visit the Fund’s website.

Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund. The Fund has characteristics unlike many other traditional investment products and may not be suitable for all investors.

The Fund lists and principally trades its Shares on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices may differ to some degree from the net asset value of Shares. Unlike mutual funds, the Fund issues and redeems Shares at NAV only in large blocks of Shares called “Creation Units.” The Fund is a series of the Trust and is an actively managed exchange-traded fund organized as a separate series of a registered management investment company.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Innovator Premium Income 15 Buffer ETF™ – January

Investment Objective

The Fund seeks to provide investors, over the period from January 1, 2025 to December 31, 2025, with an investment that provides a high level of income through a Defined Distribution Rate of 5.88% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% of SPDR® S&P 500® ETF Trust losses.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.79%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

	1 Year	3 Years	5 Years	10 Years
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:	$81	$252	$439	$978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

1

Principal Investment Strategies

General Strategy Description.    The Fund is an actively managed exchange-traded fund (“ETF”) that invests in U.S. Treasury bills (the “U.S. Treasuries”) and FLexible EXchange® Options (“FLEX Options”) that use as a reference asset, the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand the characteristics of the Fund before making an investment in the Fund. As further described below, the Fund’s principal investment strategy seeks to provide the following investment profile over an approximately one-year period from January 1 through December 31 of the current year (the “Outcome Period”):

•   Defined Distributions:    The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 5.88% prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is based on market conditions at the onset of the Outcome Period and is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each month will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Defined Distribution Rate” for additional information.

•   Buffer:    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with a Buffer against the first 15% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 15% on a one-to-one basis. If the Outcome Period has begun and the Fund has decreased in value beyond the pre-determined 15% Buffer, an investor purchasing Shares at that price may not benefit from the Buffer. Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing Shares at that price may not benefit from the Buffer until the Fund’s value has decreased to its value at the commencement of the Outcome Period. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

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At the conclusion of each Outcome Period, the Fund will establish a new Buffer (i.e., beginning at 15% of Underlying ETF losses) for the next Outcome Period. The Buffer level beginning at 15% of losses of the Underlying ETF will remain constant from one Outcome Period to the next. There is no guarantee that the Fund will be successful in its attempt to implement the Buffer. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Buffer” for additional information.

•   Outcomes:    The pre-determined outcomes sought by the Fund, which include the Defined Distributions and the Buffer (the “Outcomes”) are designed to provide investment performance for each Outcome Period that is equal to the Defined Distribution Rate, less any decreases in NAV reflecting the losses experienced by the Underlying ETF that exceed the Buffer. If at the end of the Outcome Period the Underlying ETF has experienced (in comparison to the market value of the Underlying ETF at the beginning of the Outcome Period) a positive price return, or price return losses that are less than the Buffer, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the Underlying ETF has experienced losses at the end of the Outcome Period that exceed the Buffer (in comparison to the market value of the Underlying ETF at the beginning of the Outcome Period), the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value reflecting the losses experienced by the Underlying ETF that exceed the Buffer. The Fund will not receive any of the upside returns of the Underlying ETF over the Outcome Period. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Outcome Period” for additional information. The Fund and the sought-after Outcomes are designed for shareholders who invest and hold Shares from the commencement of the Outcome Period through the end of the Outcome Period. The effect of the Buffer on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the Underlying ETF has produced losses that exceed the Buffer at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the Underlying ETF is likely to have changed in value and will affect the amount of losses the Underlying ETF may incur before the Buffer is exceeded. If an investor purchases Shares after the Outcome Period has begun or sells Shares prior to the conclusion of the Outcome Period, the Outcomes experienced by the investor will differ from the Fund’s sought-after Outcomes. See “Principal Investment Strategies – Intra-Outcome Period”.

The Fund seeks a high level of income that exceeds an investment in U.S. Treasuries with premiums generated from the Fund’s FLEX Options positions. As further described below, the Fund will purchase U.S. Treasuries and enter into a series of FLEX Option contracts that provides additional income to the Fund by virtue of premiums received from sold FLEX Options. The Fund is designed to provide Defined Distributions based on a Defined Distribution Rate that is established at the commencement of each Outcome Period. The Defined Distribution Rate is based upon prevailing market conditions for both the U.S Treasuries and the FLEX Options on the first day of the Outcome Period and will be further reduced by the Fund’s annual management fees, any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the current Outcome Period, the Defined Distribution Rate is 5.88% prior to taking into account any fees or

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expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.09%. While the Defined Distribution Rate is expected to remain constant over the Outcome Period for shareholders who hold Shares continuously from the commencement of the Outcome Period until its conclusion, the Defined Distribution Rate is not guaranteed. The Defined Distribution Rate is based on the NAV per Share at the commencement of the Outcome Period and any shareholders that initially invest at a Share price that differs from this NAV will not experience the Defined Distribution Rate. Because the Defined Distribution Rate is based upon prevailing market conditions at the beginning of an Outcome Period, the Defined Distribution Rate will rise or fall from one Outcome Period to the next.

Fund shareholders also will be subject to losses experienced by the Underlying ETF if the Underlying ETF experiences losses from the commencement of the Outcome Period to its conclusion that exceed the Buffer. The Fund will seek to set the Buffer at 15% of Underlying ETF losses at the end of each Outcome Period. If at the end of the Outcome Period the Underlying ETF has experienced a positive price return, or price return losses that are less than the Buffer, the Fund will not experience any of the losses of the Underlying ETF and is designed to provide returns that equal the Defined Distribution Rate. However, if the Underlying ETF has decreased in value below the Buffer at the end of the Outcome Period, the Fund’s investments will generate Outcomes that equal the Defined Distribution Rate less any decreases in NAV reflecting the losses experienced by the Underlying ETF that exceed the Buffer. The Fund will not benefit from any increases in the Underlying ETF over the course of an Outcome Period but is subject to the possibility of significant losses experienced by the Underlying ETF if the value of the Underlying ETF drops below the Buffer at the end of the Outcome Period. A shareholder could lose its entire investment. The Fund will not receive or benefit from any dividend payments made by the constituents of the Underlying ETF.

The current Outcome Period is from January 1, 2025 through December 31, 2025. Upon the conclusion of the Outcome Period, the Fund will receive the value of its investments in the U.S. Treasuries upon the maturity of such U.S. Treasuries and deliver cash owed on its FLEX Options positions, if any. At the commencement of the new Outcome Period, the Fund will enter into new FLEX Options with an expiration date of approximately one year and invest in U.S Treasuries with maturity dates on or about each Distribution Date, the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period. The Outcomes may only be realized by shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. See “Principal Investment Strategies – Intra-Outcome Period” and “Principal Investment Strategies – The Outcome Period” for additional information.

Fund Portfolio.    The Fund’s investment sub-adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”) will pursue the Fund’s investment objective through the combination of FLEX Options positions that reference the Underlying ETF and in U.S. Treasuries. As further described below, the Fund will invest proceeds from investments in the Fund, together with the FLEX Options premium net proceeds, in U.S. Treasuries in seeking to provide the Defined Distribution Rate.

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FLEX Options are exchange-traded option contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. See “Principal Risks – Derivatives Risk – FLEX Options Risk”. The Fund’s FLEX Options positions have expiration dates on or about the final date of the Outcome Period. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option contract the right to buy or sell a particular asset at a specified future date at an agreed upon price. An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the seller of the put option contract (i.e., the “writer”) the obligation to buy (if the option is exercised), a specified amount of an underlying security at a pre-determined price (the strike price). The FLEX Options used by the Fund are European-style option contracts, meaning that the FLEX Options may only be exercised on the expiration date. The FLEX Options are not guaranteed to perform as expected. See “Principal Risks – Buffer Risk” and “Principal Risks – Derivatives Risk – FLEX Options Risk” below for additional information. Each of the FLEX Options sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options sold on the first day of the Outcome Period. The reference asset for the Fund’s FLEX Options positions is the Underlying ETF. The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index, which is a market capitalization weighted index of the 500 largest U.S. public companies. The Underlying ETF invests in equity securities of companies, including companies with large capitalizations. To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. Through its use of FLEX Options that provide exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector. For more information on the Underlying ETF, please see the section of the prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The Fund will also purchase U.S. Treasuries that align with the monthly Distribution Dates for the effective management of the Fund’s portfolio and Defined Distributions, with the majority of the Fund’s assets invested in U.S. Treasuries that expire on or about the final Distribution Date at the conclusion of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

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The below chart represents the Fund’s investment portfolio and related investment function of each component.

Innovator Premium Income 15 Buffer ETF™ – Fund Holdings

Portfolio Investment	Investment Terms	Investment Function	Investment Maturities/Expirations
U.S. Treasuries	Investments in the Fund and premiums generated from the Fund’s put FLEX Option positions are invested in U.S. Treasury bills supported by the full faith and credit of the U.S. Government	Treasury Income	Monthly to align with the Defined Distributions, including the final day of the Outcome Period
Sold Put FLEX Option Contract on Underlying ETF

Fund sells an out-of-the-money put FLEX Option (i.e., the strike price is less than the current asset price) at 85% of the then-current value of the Underlying ETF at the beginning of the Outcome Period

Premium generated from selling put FLEX Option which is subsequently invested in U.S. Treasuries

Position provides losses experienced by the Underlying ETF losses on a one-to-one basis starting at 85% of the then-current value of the Underlying ETF

Final day of the Outcome Period

The Sub-Adviser seeks to specifically select the strike price for each FLEX Option contract held by the Fund such that if the FLEX Options were exercised on the expiration date (the final day of the Outcome Period), the Fund’s portfolio would provide a 15% Buffer with losses experienced to the full extent of the Underlying ETF losses on a one-to-one basis starting at 15% of losses. The Fund’s portfolio holdings are as detailed below:

•   A sold put FLEX Option with a strike price at 85% of the value of the Underlying ETF at the commencement of the Outcome Period. The sold put FLEX Option provides one-to-one downside for all losses that exceed the strike price. In exchange for selling the put FLEX Option, the Fund will receive a premium that will be invested in the U.S. Treasuries and be part of the Defined Distribution Rate.

•   The Fund will use proceeds from the sale of Shares to purchase U.S. Treasuries that mature at the end of the Outcome Period. The Fund receives premiums from its FLEX Options positions and invests the proceeds in U.S. Treasuries with maturities that align with the Distribution Dates. The U.S. Treasuries are entitled to an interest rate, which when added to the premiums received for selling FLEX Options, produce the Defined Distribution Rate. The Defined Distribution Rate is distributed to shareholders in Defined Distributions.

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Intra-Outcome Period.    It is anticipated that during the Outcome Period the Fund’s NAV will not change in value at the same rate as the Underlying ETF, and in some instances may not be correlated to the movements in the value of the Underlying ETF. The Fund’s NAV is based upon the value of its portfolio. During each Outcome Period, the Fund’s NAV will be subject to increases and decreases in the market value of the U.S. Treasuries until the U.S. Treasuries held by the Fund mature. The value of the Fund’s FLEX Options positions, which expire at the conclusion of an Outcome Period, will also impact the Fund’s NAV and is dependent upon additional factors. Although the value of the Underlying ETF is a significant component of the value of the Fund’s FLEX Options, the time remaining until the FLEX Options expire and other factors, including current interest rates and volatility rates, will also affect their value. The Sub-Adviser, anticipates that the value of the FLEX Options, and therefore the Fund’s NAV, may increase on days when the Underlying ETF increases (if the Underlying ETF is below its original value at the start of the Outcome Period) and may decrease on days when the Underlying ETF’s level decreases, but that the rate of change will be less than that experienced by the Underlying ETF. Because the Fund will not participate in upside exposure to the Underlying ETF for the entirety of an Outcome Period, to the extent the value of the Underlying ETF increases beyond the initial value at the commencement of the Outcome Period, the value of the Fund’s FLEX Options are not expected to have corresponding price movements. The effect of the Buffer on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the Underlying ETF has produced losses that exceed the Buffer at any point during the Outcome Period. However, the proximity of the value of the Underlying ETF to the Buffer will have a significant impact on the value of the Fund’s FLEX Options and the direction and rate of change of the Fund’s NAV as compared to that of the Underlying ETF. Similar to other securities with established dividend or distribution payment dates, it is expected that the Fund’s NAV may increase or decrease immediately prior to and following a Distribution Date. As a result, it is possible that the Fund’s NAV could decrease notwithstanding an increase in the Underlying ETF. It is anticipated that the Fund will be subject to significant changes in the value of the FLEX Options, and therefore the Fund’s NAV, at the end of the Outcome Period depending on the proximity of the value of the Underlying ETF to the Buffer. As a result, as time approaches the expiration date of the FLEX Options, subsequent movements in the value of the Underlying ETF may have dramatic impacts on the Fund’s NAV. Investors should understand this potential relationship before investing in the Fund.

Investors purchasing Shares after the Outcome Period has begun or selling Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Such experience may be impacted as detailed below:

•   Impact on the Defined Distribution Rate:    The Defined Distribution Rate is measured against the NAV per Share at the commencement of the Outcome Period and is only applicable to shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full

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Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. Investors purchasing Shares after an Outcome Period commences will have a different effective Defined Distribution Rate as a result of any differences versus the price of the Shares purchased versus that of the Fund’s NAV at the commencement of the Outcome Period. See “Additional Information About the Fund’s Principal Investment Strategies.”

•   Impact on the Buffer:    If an investor purchases Shares after the commencement of the Outcome Period, the Underlying ETF is likely to have changed in value which will affect the amount of losses the Underlying ETF may incur before the Buffer. The effect of the Buffer on the sought-after Outcomes is measured at the end of the Outcome Period, regardless of whether the level of the Underlying ETF has produced losses that exceed the Buffer at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the Underlying ETF is likely to have changed in value and will affect the amount of losses the Underlying ETF may incur before the Buffer is exceeded. If the Underlying ETF has decreased in value, such intra-Outcome Period investor will not receive a full 15% Buffer. If an investor is considering purchasing Shares during the Outcome Period, and the value of the Underlying ETF has already decreased, an investor purchasing Shares at that time will receive less of a Buffer or no Buffer that the Fund seeks to offer for the remainder of the Outcome Period. Although the effect of the Buffer with respect to the Fund’s designed Outcomes over an Outcome period is measured only at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the Underlying ETF. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the Underlying ETF’s relative position to the Buffer and subsequent movements in the value of the Underlying ETF.

The Outcome Period.    The Outcome Period is from January 1 through December 31 of the current year and begins on the day the FLEX Options are entered into and ends approximately one year later on the expiration date for the FLEX Options. Because the terms of the FLEX Options will not change over the course of the Outcome Period, the Buffer is measured against the value of the Underlying ETF at the onset of the Outcome Period. In addition, certain of the Fund’s U.S. Treasuries will mature at or near the end of each Outcome Period. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares at the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes. The Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

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The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the operationality of the Fund and the Outcomes it seeks to provide over an Outcome Period. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the Underlying ETF, the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF, the FLEX Options or the Fund. The actual overall performance of the Fund will vary during the Outcome Period. While the Fund’s FLEX Options performance includes premiums generated from such FLEX Options, the below table reflects that premiums generated

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from the Fund’s FLEX Options positions are included in the Defined Distribution Rate. Please refer to the Fund’s website, www.innovatoretfs.com/ljan, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	-100%	-50%	-25%	-15%	0%	10%	20%	50%	100%
FLEX Options Performance	-85%*	-35%*	-10%*	0%*	0%*	0%*	0%*	0%*	0%*
Fund Performance	-85% + Defined Distribution Rate**	-35% + Defined Distribution Rate**	-10% + Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**

*           The FLEX Options’ performance includes the premium received by the Fund for selling such options, which is not reflected in this figure, but is included in the Defined Distribution Rate indicated below.

**         The Fund’s performance is equal to the Defined Distribution Rate minus the losses experienced by the Underlying ETF that exceed the Buffer, if any. The Defined Distribution Rate is set on the first day of the Outcome Period and is 5.88% prior to taking into any account fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.09%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Defined Distribution Rate, and therefore the performance delivered by the Fund to the Fund’s shareholders.

An investor that holds Shares through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because at the end of each Outcome Period, a new Buffer will be established based on the then-current price of the Underlying ETF and any losses experienced below the Buffer will be locked-in. Moreover, because the Fund does not participate in the upside returns of the Underlying ETF, the Fund will be unable to recoup any losses from the prior Outcome Periods. Accordingly, over multiple Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF.

The Defined Distribution Rate.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the course of the Outcome Period is the Defined Distribution Rate, less any decreases in NAV reflecting the losses experienced by the Underlying ETF that exceed the Buffer at the end of the Outcome Period (in comparison to the market value of the Underlying ETF at the commencement of the Outcome Period). The Defined Distribution Rate, which is paid out via the Defined Distributions, is determined at the commencement of each Outcome Period and represents the expected payment rate an investor can achieve from an investment in Shares over the duration of the Outcome Period, however such payment rate is not guaranteed. The Defined Distribution Rate is the result of the premiums received from the Fund’s sold FLEX Options and the income received by the Fund through its investments in U.S. Treasuries. The Defined Distribution Rate is calculated against the Fund’s NAV per Share at the commencement of the Outcome Period and is only representative to shareholders who invest in Shares at this NAV per Share. If a shareholder purchases Shares at a market price that differs from that of the NAV per Share at the commencement of the Outcome Period, such shareholder will experience a different rate than the Defined Distribution Rate.

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During each Outcome Period, the Fund will purchase and sell FLEX Options and use the proceeds from the sale of Shares to purchase U.S. Treasuries. The amount of premiums the Fund receives for selling FLEX Options as well as the interest rate for the U.S. Treasuries, and therefore the Defined Distribution Rate of the Fund, will be dependent upon prevailing market conditions at the time the Fund enters into the FLEX Options and purchases U.S. Treasuries, most notably, current interest rates and volatility in the Underlying ETF. The Defined Distribution Rate for the current Outcome Period is 5.88% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.09%. The Defined Distribution Rate will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the purposes of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. The Defined Distribution Rate is also set forth on the Fund’s website at www.innovatoretfs.com/ljan.

The Fund distributes the Defined Distribution Rate through the Defined Distributions. Defined Distributions are paid on the first business day of the following respective month (each a Distribution Date), to shareholders of record on the last business day of each month. The Defined Distribution Rate is only applicable to investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. The Defined Distribution Rate will remain constant for such investors over the course of a single Outcome Period. However, the Defined Distribution Rate will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Defined Distribution Rate and Defined Distributions should be considered before investing in the Fund. If an investor is considering purchasing Shares after the Outcome Period has commenced, and the Fund has already made some or all of its Defined Distributions, an investor purchasing Shares will not receive the same Defined Distribution Rate for the remainder of the Outcome Period but will still remain vulnerable to the entirely of the significant downside risks associated with the Buffer. In such an instance, the investor may experience significantly different Outcomes than those the Fund seeks to provide. There is no guarantee that the Fund will successfully achieve its investment objective.

The Buffer.    The Buffer is only operative against the first 15% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 15%, the Fund will experience all subsequent losses on a one-to-one basis. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period. Therefore, it should not be expected that the Buffer will be provided at any point prior to the last day of the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already decreased in value by an amount equal to or greater than 15%, an investor purchasing Shares at that price may not benefit from the Buffer that the Fund seeks to provide for the remainder of the Outcome Period. Conversely, if an investor is considering purchasing Shares during the Outcome Period and the Fund has already increased in value, then a shareholder may experience losses prior to gaining the protection offered by the Buffer, which is not guaranteed. A shareholder that purchases Shares at the beginning of the Outcome Period may lose their entire investment. While

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the Fund seeks to limit losses to 85% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and U.S. Treasuries, and another Outcome Period will commence.

Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Defined Distribution Rate (both gross and net of the unitary management fee) for the next Outcome Period and disclose such information on the Fund’s website, www.innovatoretfs.com. The Fund’s website will also provide information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and potential Outcomes related to the Buffer, of an investment in the Fund on a daily basis.

The Fund’s website, www.innovatoretfs.com/ljan, provides information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and Buffer, of an investment in the Fund on a daily basis.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Defined Outcome Strategy Risk.    The Fund, in employing a “defined outcome strategy” is subject to certain unique risks, which are detailed below.

Buffered Loss Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against Underlying ETF losses if the Underlying ETF’s share price decreases by 15% or less over the duration of the Outcome Period. A shareholder may lose their entire investment. The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate, while limiting downside losses, if Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment. An investor that holds Shares

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through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because at the end of each Outcome Period, a new Buffer will be established based on the then-current price of the Underlying ETF and any losses experienced below the prior Buffer will be locked-in. Since the Fund does not participate in the upside returns of the Underlying ETF, the Fund may have losses that exceed those of the Underlying ETF over multiple Outcome Periods.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to losses of the Underlying ETF that exceed the Buffer. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the Underlying ETF (relative to the initial value of the Underlying ETF at the commencement of the Outcome Period) despite being subject to all of the downside losses of the Underlying ETF after such losses exceed the Buffer. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as Fund will not experience any positive price returns of the Underlying ETF, if any, and the Fund would underperform the Underlying ETF to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

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Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the Underlying ETF and may underperform the Underlying ETF and other funds.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Buffer and Defined Distributions.

FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times

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and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the Underlying ETF’s price return has dropped below the Buffer. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying ETF. Depending on the value of the Underlying ETF at this time and its proximity to the Buffer, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the Underlying ETF. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying ETF’s price return, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF, the Buffer and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 under the 1940 Act (“Rule 18f-4”) in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes..

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions,

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the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk.    Because the Fund is subject to the downside price returns of the Underlying ETF if the Underlying ETF losses exceed the Buffer, the Fund is subject to the associated risks of the Underlying ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF through its usage of FLEX Options:

Equity Securities Risk.    The Underlying ETF tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

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Information Technology Companies Risk.    The Underlying ETF is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The Underlying ETF tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the Underlying ETF has decreased below the Buffer. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. Further, small changes in the value of the Underlying ETF at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETF, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the Underlying ETF on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes or interpretations affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

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Concentration Risk.    Through its usage of FLEX Options, the Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the Underlying ETF. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Concentration Risk.    Through its usage of FLEX Options, the Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the Underlying ETF. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain

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non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of

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other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to sell) on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Buffer, processing and communication errors, errors of the Fund’s service providers,

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counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a “regulated investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

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Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compared to those of a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Calendar Year Total Returns as of 12/31
10%
5%
0%
6.07%
2024

The Fund’s highest quarterly return was 1.97% (quarter ended March 31, 2024) and the Fund’s lowest quarterly return was 1.13% (quarter ended December 31, 2024).
Average Annual Total Return as of December 31, 2024
Innovator Premium Income 15 Buffer ETF™ – January	1 Year	Since Inception (12/29/2023)
Return Before Taxes	6.07%	6.03%
Return After Taxes on Distributions	4.24%	4.22%
Return After Taxes on Distributions and Sale of Fund Shares	3.57%	3.82%
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)	23.31%	23.17%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	24.87%

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The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Management

Investment Adviser

Innovator Capital Management, LLC (“Innovator” or the “Adviser”)

Investment Sub-Adviser

Milliman Financial Risk Management LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•   Robert T. Cummings — Principal, Senior Director, Head of Portfolio Management at Milliman

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Mr. Cummings has served in this capacity since the Fund’s inception in January 2024. Mr. Rosenfeld has served in this capacity since July 2024.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at NAV only with authorized participants that have entered into agreements with the Fund’s distributor and only in Creation Units or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests. The Fund may issue and redeem Shares in exchange for cash at a later date but has no current intention of doing so. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

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Individual Shares may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.innovatoretfs.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, return of capital or capital gain. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), Innovator and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investor Suitability Considerations

You should only consider this investment if:	You should not consider this investment if:

•   you fully understand the risks inherent in an investment in Shares;

•   you desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you understand that the Fund is subject to losses of the Underlying ETF if the Underlying ETF losses exceed the Buffer at the end of the Outcome Period and are willing to bear those losses;

•   you are willing to hold Shares for the duration of the Outcome Period in order to achieve the Outcomes that the Fund seeks to provide;

•   you fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Buffer;

•   you understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are willing to forgo any gains experienced by the Underlying ETF;

•   you understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the Underlying ETF’s proximity to the Buffer;

•   you understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you are willing to accept the risk of losing your entire investment; and

•   you have visited the Fund’s website and understand the investment outcomes available to you based upon the time of your purchase.

•   you do not fully understand the risks inherent in an investment in Shares;

•   you do not desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you do not understand and/or are unwilling to bear that the Fund is subject to the losses of the Underlying ETF if the Underlying ETF losses exceed the Buffer at the end of the Outcome Period;

•   you are not willing to hold Shares for the duration of the Outcome Period;

•   you do not fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Buffer;

•   you do not understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are unwilling to forgo any gains experienced by the Underlying ETF;

•   you do not understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the Underlying ETF’s proximity to the Buffer;

•   you do not understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you desire a level of protection and are unwilling to accept the risk of losing your entire investment; and

•   you have not visited the Fund’s website and do not understand the investment outcomes available to you based upon the timing of your purchase.

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Additional Information About the Fund’s Principal Investment Strategies

The Fund’s principal investment strategy seeks to produce the Outcomes based upon the Defined Distribution Rate and performance of the Underlying ETF. If the Underlying ETF increases in value over the course of the Outcome Period, or the Underlying ETF experiences losses that are less than the Fund’s sought-after protective Buffer over the course of the Outcome Period, the Fund is designed to provide Fund shareholders that hold Shares for the entire Outcome Period with returns that equal the Defined Distribution Rate. If the Underlying ETF experiences losses that exceed the Buffer over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Shares for the entire Outcome Period with the Defined Distribution Rate less any decreases in NAV reflecting the losses experienced by the Underlying ETF that exceed the Buffer. There is no guarantee that the Fund will be successful in its attempt to provide a Buffer. The Defined Distribution Rate is provided prior to taking into account annual Fund management fees equal to 0.79% of the Fund’s daily net assets, transaction fees and any extraordinary expenses incurred by the Fund. A portion of the Defined Distributions may be taxable as ordinary income, capital gains, or return of capital. The Fund will not benefit from any increases in the Underlying ETF over an Outcome Period but is subject to the possibility of experiencing the significant losses of the Underlying ETF if its price return falls below the Buffer. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of the Underlying ETF. The Fund intends to primarily use FLEX Options to implement its investment strategies, however, the Fund may use “over-the-counter” (“OTC”) option contracts if the Adviser deems such use to be advisable.

The Underlying ETF is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests entirely in the S&P 500® Index. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index, which includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans over 24 separate industry groups. The Fund will also invest in U.S. Treasuries, which will mature on approximately the last day of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government. At the commencement of each Outcome Period, Milliman may determine to invest in FLEX Options contracts as a substitute for the Fund’s U.S. Treasury securities positions for the purposes of achieving the Defined Distributions (defined below). The Fund expects that such determination will be made based upon the liquidity and pricing of the U.S. Treasury securities and FLEX Options contracts.

The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), including the end of

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each Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The “Defined Distribution Rate” is an annualized payment rate established at the commencement of the Outcome Period that is the percentage of Defined Distributions per Share over an Outcome Period. The Defined Distribution Rate is based upon the Fund’s NAV at the commencement of each Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 5.88% prior to taking into account any fees or expenses charged to shareholders.

Shareholders will also be subject to losses that exceed the Buffer, which is set at Underlying ETF losses that exceed 15%. The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

As described further in this prospectus, there are risks associated with an investment in the Fund and there is no guarantee the Fund achieve the Outcomes it seeks to provide. The Fund’s unique characteristics (i.e., the imperative of holding Shares for the entire Outcome Period, the Buffer and Defined Distribution Rate) distinguish it from other investment products and may make it an unsuitable some investors. Please also refer to the “Investor Suitability Considerations” table in this prospectus.

The Fund’s investment objective is considered non-fundamental and may be changed by the Board without shareholder approval. Additionally, the Fund may liquidate and terminate at any time without shareholder approval.

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Investment profile for Intra-Outcome Period Investors

The Fund is designed for shareholders who hold Shares for the entirety of the Outcome Period. If an investor purchases Shares after the Outcome Period has commenced or sells Shares prior to the Outcome Period’s conclusion, such investor will not receive the Outcomes sought to be delivered by the Fund, and will experience very different investment outcomes then the Fund seeks to provide. Further, investors who purchase Shares after the commencement of the Outcome Period will have a different effective Defined Distribution Rate as a result of any changes in the Fund’s NAV since the commencement of the Outcome Period and Defined Distributions for an Outcome Period already paid. Following the commencement of an Outcome Period, the Fund seeks to provide shareholders who hold shares for the entirety of the Outcome Period with Defined Distributions paid by the Fund over the duration of the Outcome Period on remaining Defined Distribution Dates. An investor is expected to have the following investment profile for the remainder of an Outcome Period if such investor purchases shares after the commencement of the Outcome Period:

If the Underlying ETF is **At or Above** the Buffer at end of Outcome Period	=	Price change from the Fund's price at the time of purchase to Fund NAV at the end of the Outcome Period[1,2]
If the Underlying ETF is **Below** the Buffer at end of Outcome Period	=	Price change from the Fund's price at the time of purchase to match **Underlying ETF price return losses (*i.e.*, negative returns) that exceed the Buffer** at the end of the Outcome Period[2]

1. The Fund's NAV is expected to return to approximately the level it began the Outcome Period at if the Underlying ETF price level finishes at or above the Buffer level.
2. In each case, shareholders will receive all remaining Defined Distributions on the remaining Defined Distribution Dates.

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Fund Investments

Principal Investments

FLEX Options

FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC option contracts positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX Options in which the Fund invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund will sell put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. The FLEX Options held by the Fund may be either physically settled (options that give the Fund the right to receive, or require the Fund to deliver, shares of the Underlying ETF on the option expiration date at the strike price) or cash settled (options that give the Fund the right to receive, or require the Fund to deliver, a cash payment on the option expiration date based upon the difference between the strike price and the then-current price of the Underlying ETF).

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the FLEX Options held by the Fund are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by Innovator as the “Valuation Designee” pursuant to Rule 2a-5 of the 1940 Act (“Rule 2a-5”) and approved by, and subject to the oversight of, the Board. The Fund will enter into FLEX Options contracts in accordance with Rule 18f-4 under the 1940 Act, which requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.

U.S. Treasury Securities

U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury that are backed by the full faith and credit of the United States Government.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s statement of additional information (“SAI”), which is available at www.innovatoretfs.com.

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Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Defined Outcome Strategy Risk.    The Fund, in employing a “defined outcome strategy” is subject to certain unique risks, which are detailed below.

Buffered Loss Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against Underlying ETF losses if the Underlying ETF’s share price decreases by 15% or less over the duration of the Outcome Period. A shareholder may lose their entire investment. The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate, while limiting downside losses, if Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available. Because the value of the FLEX Options depends, in part, on the time remaining until expiration and the Buffer is designed to be in effect at the end of the Outcome Period, it is possible that the Fund’s NAV may decrease during the Outcome Period before the Buffer is fully implemented. If a shareholder were to sell at this time, they could recognize losses on their investment. Additionally, because the Buffer is provided by operation of the FLEX Options, the implementation of the Buffer is subject to counterparty risk (for additional information, see “Counterparty Risk” herein). The Fund does not provide principal protection or non-principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment. An investor that holds Shares through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because at the end of each Outcome Period, a new Buffer will be established based on the then-current price of the Underlying ETF and any losses experienced below the prior Buffer will be locked-in. Since the Fund does not participate in the upside returns of the Underlying ETF, the Fund may have losses that exceed those of the Underlying ETF over multiple Outcome Periods.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to losses of the Underlying ETF that exceed the Buffer. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the Underlying ETF (relative to the initial value of the Underlying ETF at the commencement of the Outcome Period) despite being subject to all of the downside losses of the Underlying ETF

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after such losses exceed the Buffer. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as the Fund will not experience any positive price returns of the Underlying ETF, if any, and the Fund would underperform the Underlying ETF to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the Underlying ETF and may underperform the Underlying ETF and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk,

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but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Buffer and Defined Distributions.

FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the Underlying ETF’s price return has dropped below the Buffer. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying ETF. Depending on the value of the Underlying ETF at this time and its proximity to the Buffer, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the Underlying ETF. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying ETF’s price return, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF, the Buffer and the remaining time to until the FLEX Options expire.

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Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. Option contracts may also involve the use of leverage, which could result in greater price volatility than other markets. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

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Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk.    Because the Fund is subject to the downside price returns of the Underlying ETF if the Underlying ETF losses exceed the Buffer, the Fund is subject to the associated risks of the Underlying ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF through its usage of FLEX Options:

Equity Securities Risk.    The Underlying ETF tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

Information Technology Companies Risk.    The Underlying ETF is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The Underlying ETF tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt

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to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the Underlying ETF has decreased below the Buffer. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. Further, small changes in the value of the Underlying ETF at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETF, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the Underlying ETF on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes or interpretations affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX

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Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Values of securities may change due to factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of securities. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s investments and could result in disruptions in the trading markets. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors or other economic, political, or regulatory developments, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could result in disruptions to trading markets and could also adversely affect the prices and liquidity of a Fund’s holdings. Any of such circumstances could result in increased market volatility and/or have a materially negative impact on the value of Shares or the liquidity of an investment. During any such events, Shares may trade at greater premiums or discounts to their NAV and the bid/ask spread on Shares may widen. The future potential economic impact of any such future events is impossible to predict and could result in adverse market conditions that impact the performance of the Fund.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund

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may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). Authorized participants are not obligated to make a market in Shares or submit orders for the issuance or redemption of Creation Units. To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be

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especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Buffer, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a RIC, however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which,

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assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. The Fund’s Valuation Procedures adopted Innovator as Valuation Designee (as reviewed, approved, and subject to the oversight of the Board) complies with Rule 2a-5 under the 1940 Act. Pursuant to Rule 2a-5, the Board oversees the implementation of the Valuation Procedures. While the Fund’s program is designed to contemplate the specific risks of the Fund, there is no guarantee the program will adequately do so each time, and value may not be properly selected for the Fund.

Management of the Fund

The Fund is a series of Innovator ETFs® Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Innovator Capital Management, LLC, 200 W. Front Street, Wheaton, Illinois 60187, serves as the Fund’s investment adviser. In its capacity as Adviser, Innovator has overall responsibility for selecting and monitoring the Fund’s investments and managing the Fund’s business affairs. Innovator serves as investment adviser to 150 exchange-traded funds, each of which is organized as a separate series of the Trust, a registered management investment company.

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Investment Sub-Adviser

Milliman Financial Risk Management LLC, 71 South Wacker Drive, 31st Floor, Chicago, Illinois 60606, serves as the Fund’s investment sub-adviser. Milliman has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Managers

Robert T. Cummings and Jordan B. Rosenfeld serve as the Fund’s portfolio managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.

•   Robert T. Cummings — Principal, Senior Director and Head of Portfolio Management at Milliman.    Mr. Cummings has served in this role since 2007. Mr. Cummings has more than 13 years of experience as a trader with a primary focus on options. Prior to joining Milliman, he was involved in various proprietary trading strategies and was a portfolio manager of associated derivatives funds. These strategies included volatility arbitrage, global macro, and high-frequency trading. Entities at which Mr. Cummings has previously worked include Citadel Investment Group, TradeNet (as a primary market maker on the Chicago Board Options Exchange), KCM Group and Spyglass Capital Management.

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman.    Mr. Rosenfeld joined Milliman in 2018 as a trader and in 2021 was promoted to ETF Portfolio Manager.  Mr. Rosenfeld is responsible for implementing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts.  He has more than nine years of experience in capital markets with a focus on derivatives portfolio management and multi-asset strategy.  Prior to joining the firm, Mr. Rosenfeld was a global macro portfolio manager at Gelber Group.

For additional information concerning Innovator and Milliman, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares may also be found in the SAI.

Management Fee

Pursuant to an investment advisory agreement between Innovator and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Innovator in an amount equal to 0.79% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Innovator for the services it provides to the Fund. Out of the unitary management fee, Innovator pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Innovator is not responsible for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

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Pursuant to an investment sub-advisory agreement between Innovator, Milliman and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Innovator has agreed to pay an annual sub-advisory fee to Milliman in an amount based on the Fund’s average daily net assets. Innovator is responsible for paying the entirety of Milliman’s sub-advisory fee. The Fund does not directly pay Milliman.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR for the fiscal year ended October 31, 2024.

Manager of Managers Structure.    The Fund and Innovator have received an exemptive order from the SEC to operate under a manager of managers structure that permits Innovator, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, Innovator has ultimate responsibility, subject to oversight by the Board, for overseeing the Fund’s sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Fund or Innovator.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to any sub-adviser or the sub-advisory agreement. The Manager of Managers Structure does not permit an increase in the advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to any sub-adviser or a sub-advisory agreement within 90 days of the change.

Additional Information Relating to the Declaration of Trust

The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) provides that by virtue of becoming a shareholder of the Trust, each shareholder is bound by the provisions of the Declaration of Trust. Subject to the provisions of the Declaration of Trust, the Board may, subject to the requisite vote, engage in and prosecute, defend, compromise, abandon, or adjust, by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims, and demands relating to the Trust. The Board may, in the exercise of their or its good faith business judgment, dismiss any action, suit, proceeding, dispute, claim or demand, derivative or otherwise, brought by a shareholder in its own name or in the name of the Trust. The Declaration of Trust further provides a detailed process for the bringing of derivative actions by shareholders. Prior to bringing a derivative action, a written demand by the complaining shareholder must first be made on the Board to bring the subject action unless an effort to cause the Board to bring such action is excused. A demand on the Board shall only be excused if a majority of the Board a material personal financial interest in the subject action.

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There may be questions regarding the enforceability of these provisions based on certain interpretations of the Securities Act of 1933 Act, as amended, the Securities Exchange Act of 1934, as amended and the 1940 Act. However, the Declaration of Trust provides if any provision shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to that provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of the Declaration of Trust. The provisions of the Declaration of Trust are not intended to restrict any shareholder rights under the federal securities laws and do not mandate the adjudication of federal securities laws claims through arbitration.

How to Buy and Sell Shares

The Fund will issue or redeem its Shares at NAV per Share only in Creation Units. Most Fund shareholders will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. Share prices are reported in dollars and cents per Share. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, a Fund Shareholder may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized participants may acquire Shares directly from the Fund, and authorized participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units, and in accordance with the procedures described in the SAI.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange is based on market price and may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

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Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions (“market timing”), and has adopted no policies and procedures with respect to market timing activities. In making this determination, the Board considered the risks associated with market timing activities by the Fund’s shareholders, including, dilution, disruption of portfolio management, increases in the Fund’s trading costs and the potential for the realization of capital gains.

Shares may be purchased and redeemed directly from the Fund only when aggregated into one or more Creation Units by authorized participants that have entered into agreements with the Fund’s distributor. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares detailed above. To the extent the Fund may effect the issuance or redemption of Creation Units in exchange wholly or partially for cash, such trades could result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objectives, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by authorized participants increases. However, direct trading by authorized participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Fund reserves the right to not accept orders from authorized participants that Innovator has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

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This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use as the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

The Fund intends to continue to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information only. You should consult your own tax advisor about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•   the Fund makes distributions,

•   you sell your Shares listed on the Exchange, and

•   you purchase or redeem Creation Units.

To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. The Fund intends to treat any income that it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

Taxes on Distributions

The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and

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thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Shares, which could result in you having to pay higher taxes in the future when Shares are sold, even if you sell the Shares at a loss from your original investment. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

An election may be available to shareholders to defer recognition of the gain attributable to a capital gain dividend if they make certain qualifying investments within a limited time. Shareholders should talk to their tax advisor about the availability of this deferral election and its requirements. The Fund’s positions in FLEX Options may reduce the amount of long-term capital gains, and, thus, reduce the amount of distributions eligible to be capital gain dividends.

Taxes on Exchange Listed Shares

If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

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Taxes and Purchases and Redemptions of Creation Units

If you exchange securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and any cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of the FLEX Options

The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market but the positions will be subject to the straddle rules.

However, the Fund’s investments in offsetting positions with respect to the Underlying ETF may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax (“backup withholding”) from dividends and capital gains distributions paid to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number

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or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify to the Fund that he or she is not subject to backup withholding. The current backup withholding rate is 24%. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will generally be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below.

However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Distributions to, and gross proceeds from dispositions of Shares by, (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners may be subject to a U.S. withholding tax of 30%. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Distributions and Taxes” in the SAI for more information.

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Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

Net Asset Value

US Bancorp Fund Services LLC (“USBFS”), the Fund’s administrator and fund accounting agent, calculates the Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. E.S.T.) every day the New York Stock Exchange is open. The NAV for one Share is the value of that Share’s portion of the net assets of the Fund, which is calculated by taking the market price of the Fund’s total assets, including any interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent is the NAV per Share.

Section 2(a)(41) of the 1940 Act provides that when a market quotation is readily available for a fund’s portfolio investments, such investment must be valued at the market value. Rule 2a-5 under the 1940 Act defines a readily available market quotation as “a quoted price (unadjusted) in active markets for identical investments that the fund can access at a measurement date, provided that a quotation will not be readily available if it is not reliable.” If a market quotation is not “readily available” the portfolio investment must be fair valued as determined in good faith by a fund’s board of trustees. Rule 2a-5 allows a fund’s board of trustees to designate the fund’s investment adviser as the “valuation designee” to perform fair value determinations subject to certain conditions. In accordance with Rule 2a-5, the Board has appointed Innovator as the “Valuation Designee” for the Fund’s portfolio investments. Investments will be fair valued as determined in good faith in accordance with the policies and procedures established by Innovator as the Valuation Designee pursuant to Rule 2a-5 and approved by, and subject to the oversight of, the Board of Trustees. As a general principle, “fair value” represents a good faith approximation of the value of a portfolio investment and is the amount the Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. The use of fair value prices may result in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. While the Valuation Procedures (defined below) are intended to result in the Fund’s NAV calculation that fairly reflects the values as of the time of pricing, the fair value determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.

FLEX Options listed on an exchange (e.g., Cboe) will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Fund’s option has a same-day market trading price, this same-day market trading price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Sub-Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of

48

the model pricing to the Fund Accounting Agent for purposes of that day’s NAV. If either pricing vendor is not available to provide a model price for that day, the value of a FLEX option will be determined by Innovator as Valuation Designee in accordance with the Valuation Procedures. In instances where in the same trading day, a particular FLEX Option is represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or a redemption unit), for valuation purposes that trading day the Fund will default to use the trade price for both instances, rather than the model price otherwise available for the in-kind transaction.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price.

Exchange-traded options (other than FLEX Options) and futures contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be valued at fair value. Any fair value determination will be made in accordance with the policies and procedures established by Innovator as Valuation Designee in accordance with Rule 2a-5.

USBFS may obtain all market quotations used in valuing securities from a third-party pricing service vendor (a “Pricing Service”). If no quotation can be obtained from a Pricing Service, then USBFS will contact Innovator. Innovator is responsible for establishing the valuation of portfolio securities and other instruments held by the Fund in accordance with the pricing and valuation procedures adopted by the Board (the “Valuation Procedures”). Innovator will then attempt to obtain one or more broker quotes for the security daily and will value the security accordingly.

If no quotation is available from either a Pricing Service, or one or more brokers, or if Innovator has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by Innovator in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following: (a) the type of security; (b) the size of the holding; (c) the initial cost of the security; (d) transactions in comparable securities; (e) price quotes from dealers and/or pricing services; (f) relationships among various securities; (g) information obtained

49

by contacting the issuer, analysts, or the appropriate stock exchange; (h) an analysis of the issuer’s financial statements; and (i) the existence of merger proposals or tender offers that might affect the value of the security.

With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell Shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its Shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

For more information about how the Fund’s NAV is determined, please see the section in the SAI entitled “Determining Offering Price and Net Asset Value.”

Fund Service Providers

US Bancorp Fund Services LLC is the administrator and transfer agent for the Trust. U.S. Bank, N.A. serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information showing the number of days the market price of the Fund’s Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.innovatoretfs.com.

Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Rule 12d1-4 under the 1940 Act provides the requirements under which an investment company may invest in securities of another investment company beyond the limits prescribed in Section 12(d)(1) of the 1940 Act. Any investment by another investment company in the Fund, or by the Fund in another investment company, must comply with Rule 12d1-4 in order to exceed the limits contained in Section 12(d)(1).

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. The total returns in the table represent how much an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single Fund Share. The information below has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR, which is available upon request.

Innovator ETFs® Trust

Financial Highlights

Innovator Premium Income 15 Buffer ETF™ — January

		Investment Operations:			Less Distributions From:
For the Year Ended	Net Asset Value, Beginning of the Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
10/31/2024(f)	$24.48	$0.84	$0.39	$1.23	$(0.82)	$—	$(0.32)	$(1.14)
					Supplemental Data and Ratios
For the Year Ended	ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return		Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)
10/31/2024(f)	$0.02	$24.59	5.21	%(e)	$8,607	0.79%	4.06%	0	%(e)

(a)      Net investment income per share has been calculated based on average shares outstanding during the year.

(b)      Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)      Portfolio turnover rate excludes in-kind transactions.

(d)      Annualized for periods less than one year.

(e)      Not annualized for periods less than one year.

(f)      Inception date of the Fund was December 29, 2023.

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Innovator Premium Income 15 Buffer ETF™ — January

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund’s most recent SAI, annual or semi-annual reports and certain other information such as Fund financial statements are available free of charge by calling the Fund at (800) 208-5212, on the Fund’s website at www.innovatoretfs.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Innovator Capital Management, LLC 200 W. Front Street Wheaton, Illinois 60187 (800) 208-5212 www.innovatoretfs.com	SEC File #: 333-146827 811-22135

Prospectus

Innovator Premium Income 10 Barrier ETF™ — April

(Cboe BZX — APRD)

February 28, 2025

Innovator Premium Income 10 Barrier ETF™ — April (the “Fund”) is a series of
Innovator ETFs® Trust (the “Trust”) and is an actively managed ETF.

•    The Fund invests in FLexible EXchange Options (“FLEX Options”) that reference the S&P 500® Price Return Index (the “U.S. Equity Index”) and U.S. Treasury bills (“U.S. Treasuries”) to employ an income-oriented “defined outcome strategy.” Defined outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The outcomes sought by the Fund, which include the defined distributions and barrier discussed below (the “Outcomes”), are contingent on the performance of the U.S. Equity Index’s price return and the yield of the U.S. Treasuries over an approximately one-year period from April 1 through March 31 of the following year (the “Outcome Period”). The current Outcome Period is from April 1, 2024 through March 31, 2025. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another Outcome Period will begin. The Fund and the sought-after Outcomes are designed for shareholders who invest from the commencement of the Outcome Period through the end of the Outcome Period. If an investor purchases shares of the Fund (“Shares”) after the Outcome Period has begun or sells Shares prior to the expiration of the Outcome Period, the investment outcomes experienced by such investor will differ from the Fund’s sought-after Outcomes. There is no guarantee that the Outcomes for an Outcome Period will be realized.

•   As further described in this Prospectus, the Fund’s principal investment strategy seeks to provide the following investment profile over each Outcome Period:

•   Defined Distributions:    The Fund seeks to provide shareholders distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 8.50% prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each March, June, September and December will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). The Defined Distribution Rate is applicable only to those investors who hold Shares for an entire Outcome Period and is not guaranteed. See “Principal Investment Strategies – Fund Portfolio”.

•   Barrier:    The Fund seeks to provide an investment “barrier” — an investment strategy whereby a payoff depends upon whether an underlying asset or index has breached a predetermined performance level. For each Outcome Period, the Fund will establish a barrier against losses for shareholders that is based upon the performance of the U.S. Equity Index over the duration of each Outcome Period, whereby shareholders are not expected to experience losses over the course of an Outcome Period if the market value of the U.S. Equity Index decreases by 10% or less, calculated from the commencement of the Outcome Period to the final day of the Outcome Period (the “Barrier”). Shareholders will be subject to the entirety (i.e., one-to-one exposure) of the downside of the U.S. Equity Index’s performance calculated from the commencement of the Outcome Period to the final day of the Outcome Period if, at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier. At the conclusion of each Outcome Period, the Fund will establish a new Barrier (i.e., beginning at 10% of U.S. Equity Index losses) for the next Outcome Period. The Barrier level beginning at 10% of losses of the U.S. Equity Index will remain constant from one Outcome Period to the next. Please note, the operation of the Barrier is not guaranteed. Unlike other funds that utilize defined outcome investment strategies, the Fund does not provide a buffer against all U.S. Equity Index losses or a floor that provides a maximum amount of U.S. Equity Index losses. As a result, an investor can lose its entire investment prior to consideration of any Defined Distribution payments. As further described in this prospectus, shareholders will be subject to “Initial Breach Losses” and “Full Breach Losses” with respect to the Barrier. See “Principal Investment Strategies – The Barrier” for additional information.

•   Outcomes:    The Fund is designed to provide investors with Outcomes for each Outcome Period that is equal to the Defined Distribution Rate, less the losses experienced by the U.S. Equity Index if such losses exceed the Barrier at the end of the Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced a positive price return, or price return losses that are less than the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the U.S. Equity Index has experienced losses at the end of the Outcome Period that exceed the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value reflecting the losses experienced by the U.S. Equity Index losses, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the U.S. Equity Index over each Outcome Period.

Investors that purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. See “Principal Investment Strategies – General Strategy Description and – Intra-Outcome Period”.

•   The Outcomes are provided prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets are considered, the Defined Distribution Rate is 7.71%. In addition, any loses that an investor experiences in relation to the Barrier will be reduced by the Fund’s annual management of 0.79%. The Outcomes will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

•   The Fund’s FLEX Options positions will not provide upside exposure to the price return of the U.S. Equity Index and therefore the Fund will not participate in any increases in the price return of the U.S. Equity Index over the duration of the Outcome Period. Notwithstanding the above, the Fund is subject to the possibility of experiencing the significant losses of the U.S. Equity Index if its price return falls below the Barrier. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of U.S. Equity Index.

•   The Outcomes may only be realized by investors who hold Shares at the outset of the Outcome Period and continue to hold such Shares until the conclusion of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes on the last day of each Outcome Period. It should not be expected that the Outcomes, including the net effect of the Fund’s annual management fee on the Outcomes, will be provided at any point prior to the last day of the Outcome Period. Investors considering purchasing Shares after the Outcome Period has begun or selling Shares prior to the end of the Outcome Period should visit the website referenced below to fully understand the potential Outcomes.

•   The Fund’s website, www.innovatoretfs.com/aprd, provides important Fund information (including, among other items, Outcome Period start and end dates, information relating to the Defined Distributions, the Defined Distribution Rate and the potential Outcomes related to the Barrier), as well information relating to the potential outcomes of an investment in the Fund on a daily basis. If you are contemplating purchasing Shares, please visit the Fund’s website.

Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund. The Fund has characteristics unlike many other traditional investment products and may not be suitable for all investors.

The Fund lists and principally trades its Shares on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices may differ to some degree from the net asset value of Shares. Unlike mutual funds, the Fund issues and redeems Shares at NAV only in large blocks of Shares called “Creation Units.” The Fund is a series of the Trust and is an actively managed exchange-traded fund organized as a separate series of a registered management investment company.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Innovator Premium Income 10 Barrier ETF™ – April

Investment Objective

The Fund seeks to provide investors, over the period from April 1, 2024 to March 31, 2025, with an investment that provides a high level of income through a Defined Distribution Rate of 8.50% (prior to taking into account management fees and other fees) and that is not subject to any losses experienced by the U.S. Equity Index that are at or below a 10% Barrier and is subject to initial losses experienced by the U.S. Equity Index beginning at the 10% Barrier and to the full extent of U.S. Equity Index losses on a one-to-one basis beginning at 11%.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.79%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.
	1 Year	3 Years	5 Years	10 Years
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:	$81	$252	$439	$978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

1

Principal Investment Strategies

General Strategy Description.    The Fund is an actively managed exchange-traded fund (“ETF”) that invests in U.S. Treasury bills (the “U.S. Treasuries”) and FLexible EXchange® Options (“FLEX Options”) that use as a reference asset a broad-based U.S. equity index, specifically the S&P 500® Price Return Index (the “U.S. Equity Index”). Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand the characteristics of the Fund before making an investment in the Fund. As described further below, the Fund differs from other funds that utilize a defined outcome investment strategy. The Fund does not provide a buffer against all U.S. Equity Index losses or a floor that provides a maximum amount of U.S. Equity Index losses. As a result, an investor can lose its entire investment prior to consideration of any Defined Distribution payments. As further described below, the Fund’s principal investment strategy seeks to provide the following investment profile over an approximately one-year period from April 1 to March 31 of the following year (the “Outcome Period”):

•   Defined Distributions:    The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 8.50%, prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is based on market conditions at the onset of the Outcome Period and is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each March, June, September and December will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Defined Distribution Rate” for additional information.

•   Barrier:    The Fund seeks to provide an investment “barrier” — an investment strategy whereby a payoff depends upon whether an underlying asset or index has breached a predetermined performance level. For each Outcome Period, the Fund will establish a barrier against losses for shareholders that is based upon the performance of the U.S. Equity Index over the duration of each Outcome Period, whereby shareholders are not expected to experience losses over the course of an Outcome Period if the market value of the U.S. Equity Index decreases by 10% or less, calculated from the commencement of the Outcome

2

Period to the final day of the Outcome Period (the “Barrier”). If at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier, the Fund will experience one of two loss profiles:

•   If at the conclusion of the Outcome Period the market value of the U.S. Equity Index has decreased in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period in an amount that is greater than the Barrier (10%) but less than or equal to 11%, the Fund will be subject to U.S. Equity Index losses on an accelerated basis from 0% to 11%, which will correspond to the U.S. Equity Index losses from 10% to 11% (the “Initial Breach Losses”). See “Principal Investment Strategies — The Barrier — Initial Breach Losses.”

•   If at the conclusion of the Outcome Period the market value of the U.S. Equity Index decreases in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period in an amount that is greater than 11%, the Fund will be subject to the full extent of U.S. Equity Index losses on a one-to-one basis (the “Full Breach Losses”). See “Principal Investment Strategies — The Barrier — Full Breach Losses.”

At the conclusion of each Outcome Period, the Fund will establish a new Barrier (i.e., beginning at 10% of U.S. Equity Index losses) for the next Outcome Period. The Barrier level beginning at 10% of losses of the U.S. Equity Index and the level at which Full Breach Losses commence (11%) will each remain constant from one Outcome Period to the next. There is no guarantee that the Fund will be successful in its attempt to implement the Barrier. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Barrier” for additional information.

•   Outcomes:    The pre-determined outcomes sought by the Fund, which include the Defined Distributions and the Barrier (the “Outcomes”) are designed to provide investment performance for each Outcome Period that is equal to the Defined Distribution Rate, less the Initial Breach Losses or Full Breach Losses, as applicable, if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced (in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period) a positive price return, or price return losses that are less than the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the U.S. Equity Index has experienced losses at the end of the Outcome Period that exceed the Barrier (in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period), the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value equal to the Initial Breach Losses or Full Breach Losses, as applicable, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the U.S. Equity Index over the Outcome Period. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Outcome Period” for additional information. The Fund and the sought-after Outcomes are designed for shareholders who invest and hold Shares from the commencement of the Outcome Period through the end of the Outcome Period. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the

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Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. If an investor purchases Shares after the Outcome Period has begun or sells Shares prior to the conclusion of the Outcome Period, the Outcomes experienced by the investor will differ from the Fund’s sought-after Outcomes. See “Principal Investment Strategies – Intra-Outcome Period”.

The Fund seeks a high level of income that exceeds an investment in U.S. Treasuries with premiums generated from the Fund’s FLEX Options positions. As further described below, the Fund will purchase U.S. Treasuries and enter into a series of FLEX Option contracts that provides additional income to the Fund by virtue of premiums received from sold FLEX Options. The Fund is designed to provide Defined Distributions based on a Defined Distribution Rate that is established at the commencement of each Outcome Period. The Defined Distribution Rate is based upon prevailing market conditions for both the U.S Treasuries and the FLEX Options on the first day of the Outcome Period and will be further reduced by the Fund’s annual management fees, any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the current Outcome Period, the Defined Distribution Rate is 8.50% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 7.71%. While the Defined Distribution Rate is expected to remain constant over the Outcome Period for shareholders who hold Shares continuously from the commencement of the Outcome Period until its conclusion, the Defined Distribution Rate is not guaranteed. The Defined Distribution Rate is based on the NAV per Share at the commencement of the Outcome Period and any shareholders that initially invest at a Share price that differs from this NAV will not experience the Defined Distribution Rate. Because the Defined Distribution Rate is based upon prevailing market conditions at the beginning of an Outcome Period, the Defined Distribution Rate will rise or fall from one Outcome Period to the next.

Fund shareholders also will be subject to losses experienced by the U.S. Equity Index if the U.S. Equity Index experiences losses from the commencement of the Outcome Period to its conclusion that exceed the Barrier. The Fund will seek to set the Barrier at 10% of U.S. Equity Index losses at the end of each Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced a positive price return, or price return losses that are less than the Barrier, the Fund will not experience any of the losses of the U.S. Equity Index and is designed to provide returns that equal the Defined Distribution Rate. However, if the U.S. Equity Index has decreased in value below the Barrier at the end of the Outcome Period, the Fund’s investments will generate Outcomes that equal the Defined Distribution Rate less the Initial Breach Losses or Full Breach Losses, as applicable. The Fund will not benefit from any increases in the U.S. Equity Index over the course of an Outcome Period but is subject to the possibility of significant losses experienced by the U.S. Equity Index if the value of the U.S. Equity Index drops below the Barrier at the end of the Outcome Period. A shareholder could lose its entire investment. The Fund will not receive or benefit from any dividend payments made by the constituents of the U.S. Equity Index.

The current Outcome Period is from April 1, 2024 through March 31, 2025. Upon the conclusion of the Outcome Period, the Fund will receive the value of its investments in the U.S. Treasuries upon the maturity of such U.S. Treasuries and deliver cash owed on its FLEX Options positions,

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if any. At the commencement of the new Outcome Period, the Fund will enter into new FLEX Options with an expiration date of approximately one year and invest in U.S Treasuries with maturity dates on or about each Distribution Date, the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period. The Outcomes may only be realized by shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. See “Principal Investment Strategies – Intra-Outcome Period” and “Principal Investment Strategies – The Outcome Period” for additional information.

Fund Portfolio.    The Fund’s investment sub-adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”) will pursue the Fund’s investment objective through the combination of FLEX Options positions that reference the U.S. Equity Index and in U.S. Treasuries. As further described below, the Fund will invest proceeds from investments in the Fund, together with the FLEX Options premium net proceeds, in U.S. Treasuries in seeking to provide the Defined Distribution Rate.

FLEX Options are exchange-traded option contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. See “Principal Risks – Derivatives Risk – FLEX Options Risk”. The Fund’s FLEX Options positions have expiration dates on or about the final date of the Outcome Period. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option contract the right to buy or sell a particular asset at a specified future date at an agreed upon price. An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the seller of the put option contract (i.e., the “writer”) the obligation to buy (if the option is exercised), a specified amount of an underlying security at a pre-determined price (the strike price). The FLEX Options used by the Fund are European-style option contracts, meaning that the FLEX Options may only be exercised on the expiration date. The FLEX Options are not guaranteed to perform as expected. See “Principal Risks – Barrier Risk” and “Principal Risks – Derivatives Risk – FLEX Options Risk” below for additional information. Each of the FLEX Options sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options sold on the first day of the Outcome Period. The reference asset for the Fund’s FLEX Options positions is the U.S. Equity Index. The U.S. Equity Index is a large-cap, market-weighted, U.S. equities index that tracks the price return of the 500 leading companies in leading industries, excluding dividends. Through its use of FLEX Options that provide exposure to the U.S. Equity Index, the Fund has significant exposure to companies in the information technology sector. For more information on the U.S. Equity Index, please see the section of the prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The Fund also purchases U.S. Treasuries that align with the quarterly Distribution Dates for the effective management of the Fund’s portfolio and Defined Distributions, with the majority of the Fund’s assets invested in U.S. Treasuries that expire on or about the final Distribution Date at the conclusion of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

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The below chart represents the Fund’s investment portfolio and related investment function of each component.

Innovator Premium Income 10 Barrier ETF – Fund Holdings

Portfolio Investment	Investment Terms	Investment Function	Investment Maturities/Expirations
U.S. Treasuries	Investments in the Fund and premiums generated from the Fund’s put FLEX Option positions are invested in U.S. Treasury bills supported by full faith and credit of U.S. Government	Treasury Income	Quarterly to align with the Defined Distributions, including the final day of the Outcome Period
Sold Put FLEX Option Contract on U.S. Equity Index

Fund sells in an out-of-the-money put FLEX Option (i.e., the strike price is less than the current asset price) at 90% of then-current value of the U.S. Equity Index at the beginning of the outcome Period

Premium generated from selling put FLEX Option which is subsequently invested in U.S. Treasuries

Position provides one-to-one downside exposure to the U.S. Equity Index starting at 90% of the then-current value of the U.S. Equity Index

Final day of the Outcome Period
Put Spread FLEX Option Contracts on U.S. Equity Index

Fund sells and purchases a package of 10 put FLEX Option contracts at approximately 90% and approximately 89%, respectively of then-current value of the U.S. Equity Index at the beginning of the Outcome Period

		Net premiums generated from the put spread are subsequently invested in U.S. Treasuries Positions provide the Barrier, Initial Breach Losses, and Full Breach Losses	Final day of the Outcome Period

The Sub-Adviser seeks to specifically select the strike price for each FLEX Option contract held by the Fund such that if the FLEX Options were exercised on the expiration date (the final day of the Outcome Period), the Fund’s portfolio would provide a 10% Barrier with losses experienced by the Fund beginning at 10% of losses on an initial accelerated basis and experienced to the full extent of the U.S. Equity Index losses on a one-to-one basis starting at 11% of losses. The Fund’s portfolio holdings are as detailed below:

•   A sold put FLEX Option with a strike price at 90% of the value of the U.S. Equity Index at the commencement of the Outcome Period. The sold put FLEX Option provides one-to-one downside for all losses that exceed the strike price. In exchange for selling the put FLEX Option, the Fund will receive a premium that will be invested in the U.S. Treasuries and be part of the Defined Distribution Rate.

•   A “put option spread” strategy which uses a package of 10 purchased and sold put FLEX Options that reference the U.S. Equity Index. The Fund will sell put FLEX Options with a strike price of approximately 90% of the price of the U.S. Equity Index at the

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commencement of each Outcome Period. The Fund will simultaneously purchase the same number of put FLEX Options with a strike price of approximately 89% of the price of the U.S. Equity Index at the commencement of each Outcome Period. The 10 purchased put options with a 1% spread results in the Barrier, Initial Breach Losses and Full Breach Losses, as applicable. Specifically, the 1% spread for each of the 10 put options subjects the Fund to U.S. Equity Index losses at the conclusion of the Outcome Period on an initial accelerated basis from 0% to 11% which will correspond to the U.S. Equity Index losses from 10% to 11% at the conclusion of the Outcome Period. The 10 sold put options expose the Fund to the extent of U.S. Equity Index Losses exceed 11% on a one-to-one basis at the conclusion of the Outcome Period. The Fund invests the net premiums generated from the purchased and sold put FLEX Options in U.S. Treasuries to be included as part of the Defined Distribution Rate.

•   The Fund uses proceeds from the sale of Shares to purchase U.S. Treasuries that mature at the end of the Outcome Period. The Fund receives premiums from its FLEX Options positions and invests the proceeds in U.S. Treasuries with maturities that align with the Distribution Dates. The U.S. Treasuries are entitled to an interest rate, which when added to the premiums received for selling FLEX Options, produce the Defined Distribution Rate. The Defined Distribution Rate is distributed to shareholders in Defined Distributions.

Intra-Outcome Period.    It is anticipated that during the Outcome Period the Fund’s NAV will not change in value at the same rate as the U.S. Equity Index, and in some instances may not be correlated to the movements in the value of the U.S. Equity Index. The Fund’s NAV is based upon the value of its portfolio. During each Outcome Period, the Fund’s NAV will be subject to increases and decreases in the market value of the U.S. Treasuries until the U.S. Treasuries held by the Fund mature. The value of the Fund’s FLEX Options positions, which expire at the conclusion of an Outcome Period, will also impact the Fund’s NAV and is dependent upon additional factors. Although the value of the U.S. Equity Index is a significant component of the value of the Fund’s FLEX Options, the time remaining until the FLEX Options expire and other factors, including current interest rates and volatility rates, will also affect their value. The Sub-Adviser, anticipates that the value of the FLEX Options, and therefore the Fund’s NAV, may increase on days when the U.S. Equity Index increases (if the U.S. Equity Index is below its original value at the start of the Outcome Period) and may decrease on days when the U.S. Equity Index’s level decreases, but that the rate of change will be less than that experienced by the U.S. Equity Index. Because the Fund will not participate in upside exposure to the U.S. Equity Index for the entirety of an Outcome Period, to the extent the value of the U.S. Equity Index increases beyond the initial value at the commencement of the Outcome Period, the value of the Fund’s FLEX Options are not expected to have corresponding price movements. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, the proximity of the value of the U.S. Equity Index to the Barrier will have a significant impact on the value of the Fund’s FLEX Options and the direction and rate of change of the Fund’s NAV as compared to that of the U.S. Equity Index. Similar to other securities with established dividend or distribution payment dates, it is expected that the Fund’s NAV may increase or decrease immediately prior to and following a Distribution Date. As a result, it is possible that the Fund’s NAV could decrease notwithstanding an increase in the U.S. Equity Index. It is

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anticipated that the Fund will be subject to significant changes in the value of the FLEX Options, and therefore the Fund’s NAV, at the end of the Outcome Period depending on the proximity of the value of the U.S. Equity Index to the Barrier. As a result, as time approaches the expiration date of the FLEX Options, subsequent movements in the value of the U.S. Equity Index may have dramatic impacts on the Fund’s NAV. Investors should understand this potential relationship before investing in the Fund.

Investors purchasing Shares after the Outcome Period has begun or selling Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Such experience may be impacted as detailed below:

•   Impact on the Defined Distribution Rate:    The Defined Distribution Rate is measured against the NAV per Share at the commencement of the Outcome Period and is only applicable to shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. Investors purchasing Shares after an Outcome Period commences will have a different effective Defined Distribution Rate as a result of any differences versus the price of the Shares purchased versus that of the Fund’s NAV at the commencement of the Outcome Period. See “Additional Information About the Fund’s Principal Investment Strategies.”

•   Impact on the Barrier:    If an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value which will affect the amount of losses the U.S. Equity Index may incur before the Barrier. The effect of the Barrier on the sought-after Outcomes is measured at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. If the U.S. Equity Index has decreased in value, such intra-Outcome Period investor will not receive a full 10% Barrier. If an investor is considering purchasing Shares during the Outcome Period, and the value of the U.S. Equity Index has already decreased, an investor purchasing Shares at that time will receive less of a Barrier or no Barrier that the Fund seeks to offer for the remainder of the Outcome Period. Although the effect of the Barrier with respect to the Fund’s designed Outcomes over an Outcome period is measured only at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier and subsequent movements in the value of the U.S. Equity Index.

The Outcome Period.    The Outcome Period is from April 1 to March 31 of the following year and begins on the day the FLEX Options are entered into and ends approximately one year later on the expiration date for the FLEX Options. Because the terms of the FLEX Options will not change

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over the course of the Outcome Period, the Barrier is measured against the value of the U.S. Equity Index at the onset of the Outcome Period. In addition, certain of the Fund’s U.S. Treasuries will mature at or near the end of each Outcome Period. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares at the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes. The Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the operationality of the Fund and the Outcomes it seeks to provide over an Outcome Period. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the U.S. Equity Index, the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the U.S. Equity Index, the FLEX Options or the Fund. The actual overall performance of the Fund will vary during the Outcome Period. While the Fund’s FLEX Options performance includes premiums generated from such FLEX Options, the below table reflects

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that premiums generated from the Fund’s FLEX Options positions are included in the Defined Distribution Rate. Please refer to the Fund’s website, www.innovatoretfs.com/aprd, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

U.S. Equity Index Performance	-100%	-50%	-25%	-5%	0%	10%	20%	50%	100%
FLEX Options Performance	-100%*	-50%*	-25%*	0%*	0%*	0%*	0%*	0%*	0%*
Fund Performance	-100% + Defined Distribution Rate**	-50% + Defined Distribution Rate**	-25% + Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**

*           The FLEX Options’ performance includes the premium received by the Fund for selling such options, which is not reflected in this figure, but is included in the Defined Distribution Rate indicated below.

**         The Fund’s performance is equal to the Defined Distribution Rate minus the losses experienced by the U.S. Equity Index that exceed the Barrier, if any. The Defined Distribution Rate is set on the first day of the Outcome Period and is 8.50% prior to taking into any account fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 7.71%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Defined Distribution Rate, and therefore the performance delivered by the Fund to the Fund’s shareholders.

The Defined Distribution Rate.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the course of the Outcome Period is the Defined Distribution Rate, less the Initial Breach Losses or Full Breach Losses, as applicable, if the losses of the U.S. Equity Index exceed the Barrier at the end of the Outcome Period (in comparison to the market value of the U.S. Equity Index at the commencement of the Outcome Period). The Defined Distribution Rate, which is paid out via the Defined Distributions, is determined at the commencement of each Outcome Period and represents the expected payment rate an investor can achieve from an investment in Shares over the duration of the Outcome Period, however such payment rate is not guaranteed. The Defined Distribution Rate is the result of the premiums received from the Fund’s sold FLEX Options and the income received by the Fund through its investments in U.S. Treasuries. The Defined Distribution Rate is calculated against the Fund’s NAV per Share at the commencement of the Outcome Period and is only representative to shareholders who invest in Shares at this NAV per Share. If a shareholder purchases Shares at a market price that differs from that of the NAV per Share at the commencement of the Outcome Period, such shareholder will experience a different rate than the Defined Distribution Rate.

During each Outcome Period, the Fund will purchase and sell FLEX Options and use the proceeds from the sale of Shares to purchase U.S. Treasuries. The amount of premiums the Fund receives for selling FLEX Options as well as the interest rate for the U.S. Treasuries, and therefore the Defined Distribution Rate of the Fund, will be dependent upon prevailing market conditions at the time the Fund enters into the FLEX Options and purchases U.S. Treasuries, most notably, current interest rates and volatility in the U.S. Equity Index. The Defined Distribution Rate for the current Outcome Period is 8.50% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 7.71%. The Defined Distribution Rate will

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be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the purposes of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. The Defined Distribution Rate is also set forth on the Fund’s website at www.innovatoretfs.com/aprd.

The Fund distributes the Defined Distribution Rate through the Defined Distributions. Defined Distributions are paid on the first business day of the month following the quarter-end (each a Distribution Date), to shareholders of record on the last business day of each March, June, September and December. The Defined Distribution Rate is only applicable to investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. The Defined Distribution Rate will remain constant for such investors over the course of a single Outcome Period. However, the Defined Distribution Rate will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Defined Distribution Rate and Defined Distributions should be considered before investing in the Fund. If an investor is considering purchasing Shares after the Outcome Period has commenced, and the Fund has already made some or all of its Defined Distributions, an investor purchasing Shares will not receive the same Defined Distribution Rate for the remainder of the Outcome Period but will still remain vulnerable to the entirely of the significant downside risks associated with the Barrier. In such an instance, the investor may experience significantly different Outcomes than those the Fund seeks to provide. There is no guarantee that the Fund will successfully achieve its investment objective.

The Barrier.    Fund shareholders are subject to all of the losses experienced by the U.S. Equity Index, however the Fund provides the Barrier such that investors will only experience losses if the U.S. Equity Index experiences losses that exceed the Barrier at the end of the Outcome Period. The Barrier is set at a level such that investors are not expected to experience losses against the first 10% of U.S. Equity Index losses over the course of the Outcome Period, to the extent the U.S. Equity Index decreases in value by 10% or less. The Barrier is provided irrespective of the Fund’s annual management fee, transaction fees and any extraordinary expenses incurred by the Fund, however any losses that an investor experiences in relation to the Barrier will be reduced by the Fund’s annual management of 0.79% and further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period and it therefore should not be expected that the Barrier will be provided at any point prior to the last day of the Outcome Period. Investors purchasing Shares after the commencement of the Outcome Period at a point in which the U.S. Equity Index has changed in value will impact the amount of losses that may be experienced by the U.S. Equity Index before the Barrier is met. While the Fund seeks to provide the Barrier for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. There is no limit on losses the Fund could experience, and an investor may lose its entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

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The structure of the Fund’s FLEX Options is such that if at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier, the Fund will begin to experience losses starting at the Barrier. The Fund will experience one of two loss profiles: “Initial Breach Losses” or “Full Breach Losses”. As further described below, the operation of the Fund’s FLEX Options portfolio is such that, at the end of an Outcome Period, if U.S. Equity Index losses measured over the Outcome Period exceed the Barrier (10%) but are less than 11%, the Fund will experience, prior to the payment of any Distributions, accelerated losses from 0% to 11%. If, at the end of the Outcome Period, U.S. Equity Index losses measured over the Outcome Period exceed 11%, the Fund will experience, prior to the payment of any Distributions, one-to-one losses of the U.S. Equity Index.

•   Initial Breach Losses. Initial Breach Losses occur when the U.S. Equity Index has exceeded the Barrier, but by an amount less than or equal to 11%. Initial Breach Losses occur as a result of the combination of the Fund’s put option spreads as well as the sold put option contract. Specifically, the Fund invests in a package of 10 put option spreads that provide losses of up to 1% for each spread while simultaneously selling a put FLEX Option that provides one-to-one downside exposure starting at 10% of U.S. Equity Index losses. If the U.S. Equity Index has exceeded the Barrier, but by an amount less than or equal to 11%, the Fund will experience the below losses over an Outcome Period, prior to the payment of Defined Distributions:

Outcome Period Initial and Full Breach Losses Profile

U.S. Equity Index Losses	Put Spread Losses	Put Losses	Fund Losses
-10.00%	0.00%	0.00%	0.00%
-10.25%	-2.50%	-0.25%	-2.75%
-10.50%	-5.00%	-0.50%	-5.50%
-10.75%	-7.50%	-0.75%	-8.25%
-11.00%	-10.00%	-1.00%	-11.00%
-12.00%	-10.00%	-2.00%	-12.00%

•   Full Breach Losses.    Full Breach Losses occur after U.S. Equity Index losses are equal to or exceed 11%. Full Breach Losses are a result of the Fund’s FLEX Options and expose the Fund to the extent of U.S. Equity Index Losses on a one-to-one basis over the course of the Outcome Period. As shown in the table above, if the U.S. Equity Index has exceeded 11%, the Fund’s put spread options will produce a loss of 10% and the Fund’s naked put FLEX Option will produce the remaining loss such that losses, in combination, will equal the losses of the U.S. Equity Index. There is no limit on losses the Fund can experience, and an investor may lose its entire investment.

The Barrier is measured at the end of the Outcome Period. While the Fund’s NAV is expected to move as a result in changes in the value of the Fund’s FLEX Options (which is dependent upon the movements of the U.S. Equity Index, among other reasons), the FLEX Options are European-style options and can only be exercised on the expiration date. Accordingly, the measuring value of the U.S. Equity Index is on the final day of the Outcome Period only, and therefore the Barrier is measured and effective only on the final day of the Outcome Period.

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Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and U.S. Treasuries, and another Outcome Period will commence.

Following the close of business on the last day of the Outcome Period, the Fund will disclose the Fund’s final Defined Distribution Rate (both gross and net of the unitary management fee) for the next Outcome Period on the Fund’s website, www.innovatoretfs.com. The Fund’s website will also provide information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and potential Outcomes related to the Barrier, of an investment in the Fund on a daily basis.

The Fund’s website, www.innovatoretfs.com/aprd, provides information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and Barrier, of an investment in the Fund on a daily basis.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Defined Outcome Strategy Risk.    The Fund employs an income-oriented “defined outcome strategy”, and is therefore subject to certain unique risks, which are detailed below.

Barrier Risk.    The Fund establishes the Barrier based on the performance of the U.S. Equity Index over the duration of the Outcome Period, calculated from the commencement of the Outcome Period to its conclusion. The Fund begins to experience the entirety of the losses of the U.S. Equity Index if such losses breach the Barrier, through the Initial Breach Losses or Full Breach Losses, as applicable. To the extent the U.S. Equity Index decreases in value by 10% or less at the end of the Outcome Period, investors are not expected to experience the losses of the U.S. Equity Index. There is no guarantee that the Fund will be successful in its strategy to implement the Barrier and if the operationality of the Barrier fails, investors could experience losses of the U.S. Equity Index irrespective of the sought-after Barrier. Further, while the Fund subjects shareholders to Initial Breach Losses on an accelerated basis from 0% to 11% if the U.S. Equity Index experiences losses of between 10% to 11% and Full Breach Losses thereafter, such returns are not guaranteed, and if the FLEX Options fail to perform as expected, an investor could experience additional losses. A shareholder may lose its entire investment, prior to consideration of any Defined Distributions paid by the Fund. The effect of the Barrier is measured only at the end of the Outcome Period, regardless of whether the U.S. Equity Index has experienced losses that exceed the Barrier at any point

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during the Outcome Period. Although the effect of the Barrier is only measured at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier. In the event an investor purchases Shares after the commencement of the Outcome Period or sells Shares prior to the expiration of the Outcome Period, the Barrier that the Fund seeks to provide may be less or not available at all. In addition, the operationality of the Barrier is such that the Fund may experience dramatic changes in value of its NAV at the end of the Outcome Period, even if the changes in the U.S. Equity Index are minimal. If the U.S. Equity Index’s value is at or near the Barrier at the end of the Outcome Period, small changes in the value of the U.S. Equity Index could result in dramatic changes in the value of the FLEX Options and therefore the Fund’s NAV. Investors should understand these risks before investing in the Fund.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to Initial Breach Losses or Full Breach Losses, as applicable, if losses of the U.S. Equity Index exceeds the Barrier. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the U.S. Equity Index (relative to the initial value of the U.S. Equity Index at the commencement of the Outcome Period) despite being subject to all of the downside losses of the U.S. Equity Index after such losses exceed the Barrier. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as Fund will not experience any positive price returns of the U.S. Equity Index, if any, and the Fund would underperform the U.S. Equity Index to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

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Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the U.S. Equity Index and may underperform the U.S. Equity Index and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.  As the Fund enters into derivatives transactions, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Barrier and Defined Distributions.

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FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the U.S. Equity Index’s price return has dropped below the Barrier. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the U.S. Equity Index. Depending on the value of the U.S. Equity Index at this time and its proximity to the Barrier, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the U.S. Equity Index. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the U.S. Equity Index’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the U.S. Equity Index’s price return, changes in interest rates, changes in the actual and implied volatility of the U.S. Equity Index, the Barrier and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 under the 1940 Act (“Rule 18f-4”) in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

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Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

U.S. Equity Index Risk.    Because the Fund is subject to the downside price returns of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier, the Fund is subject to the associated risks of the U.S. Equity Index. As such, the Fund may be subject to the following risks as a result of its exposure to the U.S. Equity Index through its usage of FLEX Options:

Equity Securities Risk.    The U.S. Equity Index tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the U.S. Equity Index. Equity securities may decline in value

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because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the U.S. Equity Index invests in.

Information Technology Companies Risk.    The U.S. Equity Index is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The U.S. Equity Index tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the U.S. Equity Index has decreased below the Barrier. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the U.S. Equity Index. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the U.S. Equity Index. Further, small changes in the value of the U.S. Equity Index at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the U.S. Equity Index, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the U.S. Equity Index on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options

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in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes or interpretations affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

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Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to sell) on Shares may widen.

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Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Barrier, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

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Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a “regulated Investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

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To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. In addition, depending on the time during an Outcome Period at which a shareholder purchases Shares and the performance of the Fund’s assets, all or a portion of a Defined Distribution may be characterized as ordinary income, return of capital or capital gain when received by the shareholder. Such characterization will impact the tax consequences to the shareholder of the Defined Distribution and shareholders should understand the tax consequences of each characterization before investing in the Fund. In addition, the Fund’s NAV at the end of an Outcome Period will be decreased by the amount of any distribution that is characterized as capital gain.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of two broad-based market indices: the S&P 500 Total Return Index and the S&P 500 Price Index. Both indices have the same constituents in the same weights. However, the S&P 500 Total Return Index assumes that any dividends paid out by index constituents have been reinvested in the

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index and the S&P 500 Price Return Index, which measures only the price movements of index constituents, does not. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Calendar Year Total Returns as of 12/31
20%
10%
0%
-10%
-20%
8.03%
2024

The Fund’s highest quarterly return was 2.42% (quarter ended June 30, 2024) and the Fund’s lowest quarterly return was 1.31% (quarter ended March 31, 2024).
Average Annual Total Return as of December 31, 2024
Innovator Premium Income 10 Barrier ETF™ – April	1 Year	Since Inception (3/31/2023)
Return Before Taxes	8.03%	9.44%
Return After Taxes on Distributions	5.02%	6.26%
Return After Taxes on Distributions and Sale of Fund Shares	5.12%	6.06%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	24.51%
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)	23.31%	22.69%

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

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Management

Investment Adviser

Innovator Capital Management, LLC (“Innovator” or the “Adviser”)

Investment Sub-Adviser

Milliman Financial Risk Management LLC

Portfolio Managers

The following persons serve as the portfolio managers of the Fund.

•   Robert T. Cummings — Principal, Senior Director, Head of Portfolio Management at Milliman

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Mr. Cummings has served in this capacity since the Fund’s inception in March 2023. Mr. Rosenfeld has served in this capacity since July 2024.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at NAV only with authorized participants that have entered into agreements with the Fund’s distributor and only in Creation Units or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests. The Fund may issue and redeem Shares in exchange for cash at a later date but has no current intention of doing so. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.innovatoretfs.com.

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Tax Information

The Fund’s distributions will generally be taxable as ordinary income, return of capital or capital gain. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), Innovator and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investor Suitability Considerations

You should only consider this investment if:	You should not consider this investment if:

•   you fully understand the risks inherent in an investment in Shares;

•   you desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you understand, and are willing to bear, that the Fund is subject to losses of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period;

•   you are willing to hold Shares for the duration of the Outcome Period in order to achieve the Outcomes that the Fund seeks to provide;

•   you fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Barrier;

•   you understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are willing to forgo any gains experienced by the U.S. Equity Index;

•   you understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the U.S. Equity Index’s proximity to the Barrier;

•   you understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you are willing to accept the risk of losing your entire investment; and

•   you have visited the Fund’s website and understand the investment outcomes available to you based upon the time of your purchase.

•   you do not fully understand the risks inherent in an investment in Shares;

•   you do not desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you do not understand and/or are unwilling to bear that the Fund is subject to the losses of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period;

•   you are not willing to hold Shares for the duration of the Outcome Period;

•   you do not fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Barrier;

•   you do not understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are unwilling to forgo any gains experienced by the U.S. Equity Index;

•   you do not understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the U.S. Equity Index’s proximity to the Barrier;

•   you do not understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you desire a level of protection and are unwilling to accept the risk of losing your entire investment; and

•   you have not visited the Fund’s website and do not understand the investment outcomes available to you based upon the timing of your purchase.

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Additional Information About the Fund’s Principal Investment Strategies

The Fund’s principal investment strategy seeks to produce the Outcomes based upon the Defined Distribution Rate and performance of the U.S. Equity Index. If the U.S. Equity Index increases in value over the course of the Outcome Period, or the U.S. Equity Index experiences losses that are less than the Fund’s sought-after protective Barrier over the course of the Outcome Period, the Fund is designed to provide Fund shareholders that hold Shares for the entire Outcome Period with returns that equal the Defined Distribution Rate. If the U.S. Equity Index experiences losses that exceed the Barrier over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Shares for the entire Outcome Period with the Defined Distribution Rate less the Initial Breach Losses or Full Breach Losses, as applicable. There is no guarantee that the Fund will be successful in its attempt to provide a Barrier. The Defined Distribution Rate is provided prior to taking into account annual Fund management fees equal to 0.79% of the Fund’s daily net assets, transaction fees and any extraordinary expenses incurred by the Fund. A portion of the Defined Distributions may be taxable as ordinary income, capital gains, or return of capital. The Fund will not benefit from any increases in the U.S. Equity Index over an Outcome Period but is subject to the possibility of experiencing the significant losses of the U.S. Equity Index if its price return falls below the Barrier. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of the U.S. Equity Index. The Fund intends to primarily use FLEX Options to implement its investment strategies, however, the Fund may use “over-the-counter” (“OTC”) option contracts if the Adviser deems such use to be advisable.

The reference asset for the option contracts utilized by the Fund will provide exposure to the U.S. Equity Index. The U.S. Equity Index tracks the price return of the S&P 500® Index, which is a large-cap, market-weighted, U.S. equities index that tracks the 500 leading companies in leading industries and is widely regarded as the best single gauge of large-cap U.S. equities. The U.S. Equity Index covers approximately 80% of available market capitalization. The U.S. Equity Index is rebalanced quarterly in March, June, September, and December. Milliman will determine whether the Fund’s option contracts will reference the U.S. Equity Index or the SPDR® S&P 500® ETF Trust at the commencement of each Outcome Period. Milliman expects that such determination will be based on the liquidity and pricing of such option contracts. The U.S. Equity Index is a price return index, meaning it tracks the prices of the constituents of the index, excluding dividends. The SPDR® S&P 500® ETF Trust is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests entirely in the S&P 500® Index. The Fund also invests in U.S. Treasuries, which will mature on approximately the last day of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), including the end of each Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions

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that expire at the end of each Outcome Period. The “Defined Distribution Rate” is an annualized payment rate established at the commencement of the Outcome Period that is the percentage of Defined Distributions per Share over an Outcome Period. The Defined Distribution Rate is based upon the Fund’s net asset value (“NAV”) at the commencement of each Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 8.50%, prior to taking into account any fees or expenses charged to shareholders.

Shareholders will also be subject to losses that exceed the Barrier, which is set at U.S. Equity Index losses that exceed 10% through Initial Breach Losses and Full Breach Losses. The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

* The Initial Breach Losses subject the Fund to U.S. Equity Index losses on an initial accelerated basis from 0% to 11% which will correspond to the U.S. Equity Index losses from 10% to 11%. The Full Breach Losses expose the Fund to one-to-one losses to the extent U.S. Equity Index Losses exceed 11%.

As described further in this prospectus, there are risks associated with an investment in the Fund and there is no guarantee the Fund achieve the Outcomes it seeks to provide. The Fund’s unique characteristics (i.e., the imperative of holding Shares for the entire Outcome Period, the Barrier and Defined Distribution Rate) distinguish it from other investment products and may make it an unsuitable some investors. Please also refer to the “Investor Suitability Considerations” table in this prospectus.

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The Fund’s investment objective is considered non-fundamental and may be changed by the Board without shareholder approval. Additionally, the Fund may liquidate and terminate at any time without shareholder approval.

Investment profile for Intra-Outcome Period Investors

The Fund is designed for shareholders who hold Shares for the entirety of the Outcome Period. If an investor purchases Shares after the Outcome Period has commenced or sells Shares prior to the Outcome Period’s conclusion, such investor will not receive the Outcomes sought to be delivered by the Fund, and will experience very different investment outcomes then the Fund seeks to provide. Further, investors who purchase Shares after the commencement of the Outcome Period will have a different effective Defined Distribution Rate as a result of any changes in the Fund’s NAV since the commencement of the Outcome Period and Defined Distributions for an Outcome Period already paid. Following the commencement of an Outcome Period, the Fund seeks to provide shareholders who hold shares for the entirety of the Outcome Period with Defined Distributions paid by the Fund over the duration of the Outcome Period on remaining Defined Distribution Dates. An investor is expected to have the following investment profile for the remainder of an Outcome Period if such investor purchases shares after the commencement of the Outcome Period:

If the U.S. Equity Index is **<u>At or Above</u>** the Barrier at end of Outcome Period	=	Price change from the Fund's price at the time of purchase to Fund NAV at the end of the Outcome Period[1,2]
If the U.S. Equity Index is **<u>Below</u>** the Barrier at end of Outcome Period	=	Price change from the Fund's price at the time of purchase to match the entirety (*i.e.*, one-to-one) of **U.S. Equity Index price return losses (*i.e.*, negative returns)** at the end of the Outcome Period[2]

1. The Fund's NAV is expected to return to approximately the level it began the Outcome Period at if the U.S. Equity Index price level finishes at or above the Barrier level.
2. In each case, shareholders will receive all remaining Defined Distributions on the remaining Defined Distribution Dates.

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Fund Investments

Principal Investments

FLEX Options

FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC option contracts positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX Options in which the Fund will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund will purchase and sell put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. The Fund will utilize cash-settled FLEX Options, meaning that in the event the FLEX Options are exercised, it will be required to deliver the cash value representing the difference between the strike price and the then-current price of the reference asset.

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the FLEX Options held by the Fund are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by Innovator as the “Valuation Designee” pursuant to Rule 2a-5 of the 1940 Act (“Rule 2a-5”) and approved by, and subject to the oversight of, the Board. The Fund will enter into FLEX Options contracts in accordance with Rule 18f-4 under the 1940 Act, which requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.

U.S. Treasury Securities

U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury that are backed by the full faith and credit of the United States Government.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s statement of additional information (“SAI”), which is available at www.innovatoretfs.com.

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Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Principal Risks

Defined Outcome Strategy Risk.    The Fund employs an income-oriented “defined outcome strategy”, and is therefore subject to certain unique risks, which are detailed below.

Barrier Risk.    The Fund establishes the Barrier based on the performance of the U.S. Equity Index over the duration of the Outcome Period, calculated from the commencement of the Outcome Period to its conclusion. The Fund begins to experience the entirety of the losses of the U.S. Equity Index if such losses breach the Barrier, through the Initial Breach Losses or Full Breach Losses, as applicable. To the extent the U.S. Equity Index decreases in value by 10% or less at the end of the Outcome Period, investors are not expected to experience the losses of the U.S. Equity Index. There is no guarantee that the Fund will be successful in its strategy to implement the Barrier and if the operationality of the Barrier fails, investors could experience losses of the U.S. Equity Index irrespective of the sought-after Barrier. Further, while the Fund subjects shareholders to Initial Breach Losses on an accelerated basis from 0% to 11% if the U.S. Equity Index experiences losses of between 10% to 11% and Full Breach Losses thereafter, such returns are not guaranteed, and if the FLEX Options fail to perform as expected, an investor could experience additional losses. A shareholder may lose its entire investment, prior to consideration of any Defined Distributions paid by the Fund. The effect of the Barrier is measured only at the end of the Outcome Period, regardless of whether the U.S. Equity Index has experienced losses that exceed the Barrier at any point during the Outcome Period. Although the effect of the Barrier is only measured at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier. In the event an investor purchases Shares after the commencement of the Outcome Period or sells Shares prior to the expiration of the Outcome Period, the Barrier that the Fund seeks to provide may be less or not available at all. In addition, the operationality of the Barrier is such that the Fund may experience dramatic changes in value of its NAV at the end of the Outcome Period, even if the changes in the U.S. Equity Index are minimal. If the U.S. Equity Index’s value is at or near the Barrier at the end of the Outcome Period, small changes in the value of the U.S. Equity Index could result in dramatic changes in the value of the FLEX Options and therefore the Fund’s NAV. Investors should understand these risks before investing in the Fund.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to Initial Breach Losses or Full Breach Losses, as applicable, if losses of the U.S. Equity Index exceeds the Barrier. The Defined Distribution Rate is comprised of the

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income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the U.S. Equity Index (relative to the initial value of the U.S. Equity Index at the commencement of the Outcome Period) despite being subject to all of the downside losses of the U.S. Equity Index after such losses exceed the Barrier. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as the Fund will not experience any positive price returns of the U.S. Equity Index, if any, and the Fund would underperform the U.S. Equity Index to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the U.S. Equity Index and may underperform the U.S. Equity Index and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

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Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.  As the Fund enters into derivatives transactions, pursuant to Rule 18f-4, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Barrier and Defined Distributions.

FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the U.S. Equity Index’s price return has dropped below the Barrier. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the U.S. Equity Index. Depending on the value of the U.S. Equity Index at this time and its proximity to the Barrier, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the U.S. Equity Index. However, prior to such

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date, the value of the FLEX Options does not increase or decrease at the same rate as the U.S. Equity Index’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the U.S. Equity Index’s price return, changes in interest rates, changes in the actual and implied volatility of the U.S. Equity Index, the Barrier and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. Option contracts may also involve the use of leverage, which could result in greater price volatility than other markets. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the

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Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

U.S. Equity Index Risk.    Because the Fund is subject to the downside price returns of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier, the Fund is subject to the associated risks of the U.S. Equity Index. As such, the Fund may be subject to the following risks as a result of its exposure to the U.S. Equity Index through its usage of FLEX Options:

Equity Securities Risk.    The U.S. Equity Index tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the U.S. Equity Index. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the U.S. Equity Index invests in.

Information Technology Companies Risk.    The U.S. Equity Index is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the

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profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The U.S. Equity Index tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the U.S. Equity Index has decreased below the Barrier. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the U.S. Equity Index. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the U.S. Equity Index. Further, small changes in the value of the U.S. Equity Index at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the U.S. Equity Index, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the U.S. Equity Index on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches.

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The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Values of securities may change due to factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of securities. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s investments and could result in disruptions in the trading markets. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors or other economic, political, or regulatory developments, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could result in disruptions to trading markets and could also adversely affect the prices and liquidity of a Fund’s holdings. Any of such circumstances could result in increased market volatility and/or have a materially negative impact on the value of Shares or the liquidity of an investment. During any such events, Shares may trade at greater premiums or discounts to

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their NAV and the bid/ask spread on Shares may widen. The future potential economic impact of any such future events is impossible to predict and could result in adverse market conditions that impact the performance of the Fund.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). Authorized participants are not obligated to make a market in Shares or submit orders for the issuance or redemption of Creation Units. To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

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Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Barrier, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The Fund’s NAV represents the value of the Fund’s investments and is calculated by taking the sum of the Fund’s assets less the Fund’s liabilities, if any. The NAV per Share is the value of a Share’s portion of all of the Fund’s net assets. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV. Additionally, decisions by market makers and/or authorized participants or reduced effectiveness of the arbitrage process in maintaining the relationship of the Fund’s NAV to the market price of its Shares could result in the Shares trading at a premium, or discount to NAV and the bid/ask spread on Shares may widen.

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Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a RIC, however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. In addition, depending on the time during an Outcome Period at which a shareholder purchases Shares and the performance of the Fund’s assets, all or a portion of a Defined Distribution may be characterized as ordinary income, return of capital or capital gain when received by the shareholder. Such characterization will impact the tax consequences to the shareholder of the Defined Distribution and shareholders should understand

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the tax consequences of each characterization before investing in the Fund. In addition, the Fund’s NAV at the end of an Outcome Period will be decreased by the amount of any distribution that is characterized as capital gain.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. The Fund’s Valuation Procedures adopted Innovator as Valuation Designee (as reviewed, approved, and subject to the oversight of the Board) complies with Rule 2a-5 under the 1940 Act. Pursuant to Rule 2a-5, the Board oversees the implementation of the Valuation Procedures. While the Fund’s program is designed to contemplate the specific risks of the Fund, there is no guarantee the program will adequately do so each time, and value may not be properly selected for the Fund.

Management of the Fund

The Fund is a series of Innovator ETFs® Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Innovator Capital Management, LLC, 200 W. Front Street, Wheaton, Illinois 60187, serves as the Fund’s investment adviser. In its capacity as Adviser, Innovator has overall responsibility for selecting and monitoring the Fund’s investments and managing the Fund’s business affairs. Innovator serves as investment adviser to 150 exchange-traded funds, each of which is organized as a separate series of the Trust, a registered management investment company.

Investment Sub-Adviser

Milliman Financial Risk Management LLC, 71 South Wacker Drive, 31st Floor, Chicago, Illinois 60606, serves as the Fund’s investment sub-adviser. Milliman has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Managers

Robert T. Cummings and Jordan B. Rosenfeld serve as the Fund’s portfolio managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.

•   Robert T. Cummings — Principal, Senior Director and Head of Portfolio Management at Milliman.    Mr. Cummings has served in this role since 2007. Mr. Cummings has more than 13 years of experience as a trader with a primary focus on options. Prior to joining

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Milliman, he was involved in various proprietary trading strategies and was a portfolio manager of associated derivatives funds. These strategies included volatility arbitrage, global macro, and high-frequency trading. Entities at which Mr. Cummings has previously worked include Citadel Investment Group, TradeNet (as a primary market maker on the Chicago Board Options Exchange), KCM Group and Spyglass Capital Management.

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman.    Mr. Rosenfeld joined Milliman in 2018 as a trader and in 2021 was promoted to ETF Portfolio Manager. Mr. Rosenfeld is responsible for implementing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. He has more than nine years of experience in capital markets with a focus on derivatives portfolio management and multi-asset strategy. Prior to joining the firm, Mr. Rosenfeld was a global macro portfolio manager at Gelber Group.

For additional information concerning Innovator and Milliman, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares may also be found in the SAI.

Management Fee

Pursuant to an investment advisory agreement between Innovator and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Innovator in an amount equal to 0.79% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Innovator for the services it provides to the Fund. Out of the unitary management fee, Innovator pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Innovator is not responsible for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Pursuant to an investment sub-advisory agreement between Innovator, Milliman and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Innovator has agreed to pay an annual sub-advisory fee to Milliman in an amount based on the Fund’s average daily net assets. Innovator is responsible for paying the entirety of Milliman’s sub-advisory fee. The Fund does not directly pay Milliman.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR for the fiscal period ended October 31, 2024.

Manager of Managers Structure.    The Fund and Innovator have received an exemptive order from the SEC to operate under a manager of managers structure that permits Innovator, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, Innovator has

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ultimate responsibility, subject to oversight by the Board, for overseeing the Fund’s sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Fund or Innovator.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to any sub-adviser or the sub-advisory agreement. The Manager of Managers Structure does not permit an increase in the advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to any sub-adviser or a sub-advisory agreement within 90 days of the change.

Additional Information Relating to the Declaration of Trust

The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) provides that by virtue of becoming a shareholder of the Trust, each shareholder is bound by the provisions of the Declaration of Trust. Subject to the provisions of the Declaration of Trust, the Board may, subject to the requisite vote, engage in and prosecute, defend, compromise, abandon, or adjust, by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims, and demands relating to the Trust. The Board may, in the exercise of their or its good faith business judgment, dismiss any action, suit, proceeding, dispute, claim or demand, derivative or otherwise, brought by a shareholder in its own name or in the name of the Trust. The Declaration of Trust further provides a detailed process for the bringing of derivative actions by shareholders. Prior to bringing a derivative action, a written demand by the complaining shareholder must first be made on the Board to bring the subject action unless an effort to cause the Board to bring such action is excused. A demand on the Board shall only be excused if a majority of the Board a material personal financial interest in the subject action.

There may be questions regarding the enforceability of these provisions based on certain interpretations of the Securities Act of 1933 Act, as amended, the Securities Exchange Act of 1934, as amended and the 1940 Act. However, the Declaration of Trust provides if any provision shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to that provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of the Declaration of Trust. The provisions of the Declaration of Trust are not intended to restrict any shareholder rights under the federal securities laws and do not mandate the adjudication of federal securities laws claims through arbitration

How to Buy and Sell Shares

The Fund will issue or redeem its Shares at NAV per Share only in Creation Units. Most Fund shareholders will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. Share prices are reported in dollars and cents per Share. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a

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round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, a Fund Shareholder may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized participants may acquire Shares directly from the Fund, and authorized participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units, and in accordance with the procedures described in the SAI.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange is based on market price and may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions (“market timing”), and has adopted no policies and procedures with respect to market timing activities. In making this determination, the Board considered the risks associated with market timing activities by the Fund’s shareholders, including, dilution, disruption of portfolio management, increases in the Fund’s trading costs and the potential for the realization of capital gains.

Shares may be purchased and redeemed directly from the Fund only when aggregated into one or more Creation Units by authorized participants that have entered into agreements with the Fund’s distributor. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares detailed above. To the extent the Fund may effect the issuance or redemption of Creation Units in exchange wholly or partially for cash, such trades could result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objectives, and may lead to the realization of capital gains. These consequences may

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increase as the frequency of cash purchases and redemptions of Creation Units by authorized participants increases. However, direct trading by authorized participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Fund reserves the right to not accept orders from authorized participants that Innovator has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use as the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

The Fund intends to continue to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information only. You should consult your own tax advisor about the tax consequences of an investment in Shares.

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Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•   the Fund makes distributions,

•   you sell your Shares listed on the Exchange, and

•   you purchase or redeem Creation Units.

To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. The Fund intends to treat any income that it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

Taxes on Distributions

The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Shares, which could result in you having to pay higher taxes in the future when Shares are sold, even if you sell the Shares at a loss from your original investment. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.

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If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

An election may be available to shareholders to defer recognition of the gain attributable to a capital gain dividend if they make certain qualifying investments within a limited time. Shareholders should talk to their tax advisor about the availability of this deferral election and its requirements. The Fund’s positions in FLEX Options may reduce the amount of long-term capital gains, and thus, reduce the amount of distributions eligible to be capital gain dividends.

Taxes on Exchange Listed Shares

If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

Taxes and Purchases and Redemptions of Creation Units

If you exchange securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and any cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of the FLEX Options

The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market but will be subject to the straddle rules.

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However, the Fund’s investments in offsetting positions with respect to the U.S. Equity Index may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax (“backup withholding”) from dividends and capital gains distributions paid to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify to the Fund that he or she is not subject to backup withholding. The current backup withholding rate is 24%. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will generally be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below.

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However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. Amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Distributions to, and gross proceeds from dispositions of Shares by, (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners may be subject to a U.S. withholding tax of 30%. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Distributions and Taxes” in the SAI for more information.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

Net Asset Value

US Bancorp Fund Services LLC (“USBFS”), the Fund’s administrator and fund accounting agent, calculates the Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. E.S.T.) every day the New York Stock Exchange is open. The NAV for one Share is the value of that Share’s portion of the net assets of the Fund, which is calculated by taking the market price of the Fund’s total assets, including any interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent is the NAV per Share.

Section 2(a)(41) of the 1940 Act provides that when a market quotation is readily available for a fund’s portfolio investments, such investment must be valued at the market value. Rule 2a-5 under the 1940 Act defines a readily available market quotation as “a quoted price (unadjusted) in active

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markets for identical investments that the fund can access at a measurement date, provided that a quotation will not be readily available if it is not reliable.” If a market quotation is not “readily available” the portfolio investment must be fair valued as determined in good faith by a fund’s board of trustees. Rule 2a-5 allows a fund’s board of trustees to designate the fund’s investment adviser as the “valuation designee” to perform fair value determinations subject to certain conditions. In accordance with Rule 2a-5, the Board has appointed Innovator as the “Valuation Designee” for the Fund’s portfolio investments. Investments will be fair valued as determined in good faith in accordance with the policies and procedures established by Innovator as the Valuation Designee pursuant to Rule 2a-5 and approved by, and subject to the oversight of, the Board of Trustees. As a general principle, “fair value” represents a good faith approximation of the value of a portfolio investment and is the amount the Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. The use of fair value prices may result in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. While the Valuation Procedures (defined below) are intended to result in the Fund’s NAV calculation that fairly reflects the values as of the time of pricing, the fair value determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.

FLEX Options listed on an exchange (e.g., Cboe) will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Fund’s option has a same-day market trading price, this same-day market trading price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Sub-Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s NAV. If either pricing vendor is not available to provide a model price for that day, the value of a FLEX option will be determined by Innovator as Valuation Designee in accordance with the Valuation Procedures. In instances where in the same trading day, a particular FLEX Option is represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or a redemption unit), for valuation purposes that trading day the Fund will default to use the trade price for both instances, rather than the model price otherwise available for the in-kind transaction.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price.

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Exchange-traded options (other than FLEX Options) and futures contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be valued at fair value. Any fair value determination will be made in accordance with the policies and procedures established by Innovator as Valuation Designee in accordance with Rule 2a-5.

USBFS may obtain all market quotations used in valuing securities from a third-party pricing service vendor (a “Pricing Service”). If no quotation can be obtained from a Pricing Service, then USBFS will contact Innovator. Innovator is responsible for establishing the valuation of portfolio securities and other instruments held by the Fund in accordance with the pricing and valuation procedures adopted by the Board (the “Valuation Procedures”). Innovator will then attempt to obtain one or more broker quotes for the security daily and will value the security accordingly.

If no quotation is available from either a Pricing Service, or one or more brokers, or if Innovator has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by Innovator in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following: (a) the type of security; (b) the size of the holding; (c) the initial cost of the security; (d) transactions in comparable securities; (e) price quotes from dealers and/or pricing services; (f) relationships among various securities; (g) information obtained by contacting the issuer, analysts, or the appropriate stock exchange; (h) an analysis of the issuer’s financial statements; and (i) the existence of merger proposals or tender offers that might affect the value of the security.

With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell Shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its Shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

For more information about how the Fund’s NAV is determined, please see the section in the SAI entitled “Determining Offering Price and Net Asset Value.”

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Fund Service Providers

US Bancorp Fund Services LLC is the administrator and transfer agent for the Trust. U.S. Bank, N.A. serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information showing the number of days the market price of Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.innovatoretfs.com.

Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Rule 12d1-4 under the 1940 Act provides the requirements under which an investment company may invest in securities of another investment company beyond the limits prescribed in Section 12(d)(1) of the 1940 Act. Any investment by another investment company in the Fund, or by the Fund in another investment company, must comply with Rule 12d1-4 in order to exceed the limits contained in Section 12(d)(1).

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. The total returns in the table represent how much an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single Fund Share. The information below has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR, which is available upon request.

Innovator ETFs® Trust

Financial Highlights

Innovator Premium Income 10 Barrier ETF™ — April

		Investment Operations:			Less Distributions From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total From Investment Operations	Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
10/31/2024	$24.64	$1.04	$1.14	$2.18	$(1.51)	$(0.58)	$—	$(2.09)
10/31/2023(e)	$24.46	$0.61	$0.69	$1.30	$(0.68)	$(0.32)	$(0.14)	$(1.14)
					Supplemental Data and Ratios
For the Year Ended	ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return		Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)
10/31/2024	$0.01	$24.74	9.16%		$9,276	0.79%	4.19%	—%
10/31/2023(e)	$0.02	$24.64	5.44	%(f)	$8,008	0.79%	4.27%	—	%(f)

(a)      Net investment income per share has been calculated based on average shares outstanding during the year.

(b)      Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)      Portfolio turnover rate excludes in-kind transactions.

(d)      Annualized for periods less than one year.

(e)      Inception date of the Fund was March 31, 2023.

(f)      Not annualized for periods less than one year.

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Innovator Premium Income 10 Barrier ETF™ — April

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund’s most recent SAI, annual or semi-annual reports and certain other information such as Fund financial statements are available free of charge by calling the Fund at (800) 208-5212, on the Fund’s website at www.innovatoretfs.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Innovator Capital Management, LLC 200 W. Front Street Wheaton, Illinois 60187 (800) 208-5212 www.innovatoretfs.com	SEC File #: 333-146827 811-22135

Prospectus

Innovator Premium Income 20 Barrier ETF™ — April

(Cboe BZX — APRH)

February 28, 2025

Innovator Premium Income 20 Barrier ETF™ — April (the “Fund”) is a series of
Innovator ETFs® Trust (the “Trust”) and is an actively managed ETF.

• The Fund invests in FLexible EXchange Options (“FLEX Options”) that reference the S&P 500® Price Return Index (the “U.S. Equity Index”) and U.S. Treasury bills (“U.S. Treasuries”) to employ an income-oriented “defined outcome strategy.” Defined outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The outcomes sought by the Fund, which include the defined distributions and barrier discussed below (the “Outcomes”), are contingent on the performance of the U.S. Equity Index’s price return and the yield of the U.S. Treasuries over an approximately one-year period from April 1 through March 31 of the following year (the “Outcome Period”). The current Outcome Period is from April 1, 2024 through March 31, 2025. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another Outcome Period will begin. The Fund and the sought-after Outcomes are designed for shareholders who invest from the commencement of the Outcome Period through the end of the Outcome Period. If an investor purchases shares of the Fund (“Shares”) after the Outcome Period has begun or sells Shares prior to the expiration of the Outcome Period, the investment outcomes experienced by such investor will differ from the Fund’s sought-after Outcomes. There is no guarantee that the Outcomes for an Outcome Period will be realized.

•   As further described in this Prospectus, the Fund’s principal investment strategy seeks to provide the following investment profile over each Outcome Period:

•   Defined Distributions:    The Fund seeks to provide shareholders distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 7.36% prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each March, June, September and December will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). The Defined Distribution Rate is applicable only to those investors who hold Shares for an entire Outcome Period and is not guaranteed. See “Principal Investment Strategies – Fund Portfolio”.

•   Barrier:    The Fund seeks to provide an investment “barrier” — an investment strategy whereby a payoff depends upon whether an underlying asset or index has breached a predetermined performance level. For each Outcome Period, the Fund will establish a barrier against losses for shareholders that is based upon the performance of the U.S. Equity Index over the duration of each Outcome Period, whereby shareholders are not expected to experience losses over the course of an Outcome Period if the market value of the U.S. Equity Index decreases by 20% or less, calculated from the commencement of the Outcome Period to the final day of the Outcome Period (the “Barrier”). Shareholders will be subject to the entirety (i.e., one-to-one exposure) of the downside of the U.S. Equity Index’s performance calculated from the commencement of the Outcome Period to the final day of the Outcome Period if, at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier. At the conclusion of each Outcome Period, the Fund will establish a new Barrier (i.e., beginning at 20% of U.S. Equity Index losses) for the next Outcome Period. The Barrier level beginning at 20% of losses of the U.S. Equity Index will remain constant from one Outcome Period to the next. Please note, the operation of the Barrier is not guaranteed. Unlike other funds that utilize defined outcome investment strategies, the Fund does not provide a buffer against all U.S. Equity Index losses or a floor that provides a maximum amount of U.S. Equity Index losses. As a result, an investor can lose its entire investment prior to consideration of any Defined Distribution payments. As further described in this prospectus, shareholders will be subject to “Initial Breach Losses” and “Full Breach Losses” with respect to the Barrier. See “Principal Investment Strategies – The Barrier” for additional information.

•   Outcomes:    The Fund is designed to provide investors with Outcomes for each Outcome Period that is equal to the Defined Distribution Rate, less the losses experienced by the U.S. Equity Index if such losses exceed the Barrier at the end of the Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced a positive price return, or price return losses that are less than the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the U.S. Equity Index has experienced losses at the end of the Outcome Period that exceed the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value reflecting the losses experienced by the U.S. Equity Index losses, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the U.S. Equity Index over each Outcome Period.

Investors that purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. See “Principal Investment Strategies – General Strategy Description and – Intra-Outcome Period”.

•   The Outcomes are provided prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets are considered, the Defined Distribution Rate is 6.57%. In addition, any loses that an investor experiences in relation to the Barrier will be reduced by the Fund’s annual management of 0.79%. The Outcomes will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

•   The Fund’s FLEX Options positions will not provide upside exposure to the price return of the U.S. Equity Index and therefore the Fund will not participate in any increases in the price return of the U.S. Equity Index over the duration of the Outcome Period. Notwithstanding the above, the Fund is subject to the possibility of experiencing the significant losses of the U.S. Equity Index if its price return falls below the Barrier. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of U.S. Equity Index.

•   The Outcomes may only be realized by investors who hold Shares at the outset of the Outcome Period and continue to hold such Shares until the conclusion of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes on the last day of each Outcome Period. It should not be expected that the Outcomes, including the net effect of the Fund’s annual management fee on the Outcomes, will be provided at any point prior to the last day of the Outcome Period. Investors considering purchasing Shares after the Outcome Period has begun or selling Shares prior to the end of the Outcome Period should visit the website referenced below to fully understand the potential Outcomes.

•   The Fund’s website, www.innovatoretfs.com/aprh, provides important Fund information (including, among other items, Outcome Period start and end dates, information relating to the Defined Distributions, the Defined Distribution Rate and the potential Outcomes related to the Barrier), as well information relating to the potential outcomes of an investment in the Fund on a daily basis. If you are contemplating purchasing Shares, please visit the Fund’s website.

Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund. The Fund has characteristics unlike many other traditional investment products and may not be suitable for all investors.

The Fund lists and principally trades its Shares on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices may differ to some degree from the net asset value of Shares. Unlike mutual funds, the Fund issues and redeems Shares at NAV only in large blocks of Shares called “Creation Units.” The Fund is a series of the Trust and is an actively managed exchange-traded fund organized as a separate series of a registered management investment company.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Innovator Premium Income 20 Barrier ETF™ – April

Investment Objective

The Fund seeks to provide investors, over the period from April 1, 2024 to March 31, 2025, with an investment that provides a high level of income through a Defined Distribution Rate of 7.36% (prior to taking into account management fees and other fees) and that is not subject to any losses experienced by the U.S. Equity Index that are at or below a 20% Barrier and is subject to initial losses experienced by the U.S. Equity Index beginning at the 20% Barrier and to the full extent of U.S. Equity Index losses on a one-to-one basis beginning at 21%.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.79%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.
	1 Year	3 Years	5 Years	10 Years
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:	$81	$252	$439	$978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

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Principal Investment Strategies

General Strategy Description.    The Fund is an actively managed exchange-traded fund (“ETF”) that invests in U.S. Treasury bills (the “U.S. Treasuries”) and FLexible EXchange® Options (“FLEX Options”) that use as a reference asset a broad-based U.S. equity index, specifically the S&P 500® Price Return Index (the “U.S. Equity Index”). Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand the characteristics of the Fund before making an investment in the Fund. As described further below, the Fund differs from other funds that utilize a defined outcome investment strategy. The Fund does not provide a buffer against all U.S. Equity Index losses or a floor that provides a maximum amount of U.S. Equity Index losses. As a result, an investor can lose its entire investment prior to consideration of any Defined Distribution payments. As further described below, the Fund’s principal investment strategy seeks to provide the following investment profile over an approximately one-year period from April 1 to March 31 of the following year (the “Outcome Period”):

•   Defined Distributions:    The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 7.36%, prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is based on market conditions at the onset of the Outcome Period and is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each March, June, September and December will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Defined Distribution Rate” for additional information.

•   Barrier:    The Fund seeks to provide an investment “barrier” — an investment strategy whereby a payoff depends upon whether an underlying asset or index has breached a predetermined performance level. For each Outcome Period, the Fund will establish a barrier against losses for shareholders that is based upon the performance of the U.S. Equity Index over the duration of each Outcome Period, whereby shareholders are not expected to experience losses over the course of an Outcome Period if the market value of the U.S. Equity Index decreases by 20% or less, calculated from the commencement of the Outcome

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Period to the final day of the Outcome Period (the “Barrier”). If at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier, the Fund will experience one of two loss profiles:

•   If at the conclusion of the Outcome Period the market value of the U.S. Equity Index has decreased in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period in an amount that is greater than the Barrier (20%) but less than or equal to 21%, the Fund will be subject to U.S. Equity Index losses on an accelerated basis from 0% to 21%, which will correspond to the U.S. Equity Index losses from 20% to 21% (the “Initial Breach Losses”). See “Principal Investment Strategies — The Barrier — Initial Breach Losses.”

•   If at the conclusion of the Outcome Period the market value of the U.S. Equity Index decreases in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period in an amount that is greater than 21%, the Fund will be subject to the full extent of U.S. Equity Index losses on a one-to-one basis (the “Full Breach Losses”). See “Principal Investment Strategies — The Barrier — Full Breach Losses.”

At the conclusion of each Outcome Period, the Fund will establish a new Barrier (i.e., beginning at 20% of U.S. Equity Index losses) for the next Outcome Period. The Barrier level beginning at 20% of losses of the U.S. Equity Index and the level at which Full Breach Losses commence (21%) will each remain constant from one Outcome Period to the next. There is no guarantee that the Fund will be successful in its attempt to implement the Barrier. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Barrier” for additional information.

•   Outcomes:    The pre-determined outcomes sought by the Fund, which include the Defined Distributions and the Barrier (the “Outcomes”) are designed to provide investment performance for each Outcome Period that is equal to the Defined Distribution Rate, less the Initial Breach Losses or Full Breach Losses, as applicable, if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced (in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period) a positive price return, or price return losses that are less than the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the U.S. Equity Index has experienced losses at the end of the Outcome Period that exceed the Barrier (in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period), the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value equal to the Initial Breach Losses or Full Breach Losses, as applicable, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the U.S. Equity Index over the Outcome Period. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Outcome Period” for additional information. The Fund and the sought-after Outcomes are designed for shareholders who invest and hold Shares from

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the commencement of the Outcome Period through the end of the Outcome Period. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. If an investor purchases Shares after the Outcome Period has begun or sells Shares prior to the conclusion of the Outcome Period, the Outcomes experienced by the investor will differ from the Fund’s sought-after Outcomes. See “Principal Investment Strategies – Intra-Outcome Period”.

The Fund seeks a high level of income that exceeds an investment in U.S. Treasuries with premiums generated from the Fund’s FLEX Options positions. As further described below, the Fund will purchase U.S. Treasuries and enter into a series of FLEX Option contracts that provides additional income to the Fund by virtue of premiums received from sold FLEX Options. The Fund is designed to provide Defined Distributions based on a Defined Distribution Rate that is established at the commencement of each Outcome Period. The Defined Distribution Rate is based upon prevailing market conditions for both the U.S Treasuries and the FLEX Options on the first day of the Outcome Period and will be further reduced by the Fund’s annual management fees, any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the current Outcome Period, the Defined Distribution Rate is 7.36% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 6.57%. While the Defined Distribution Rate is expected to remain constant over the Outcome Period for shareholders who hold Shares continuously from the commencement of the Outcome Period until its conclusion, the Defined Distribution Rate is not guaranteed. The Defined Distribution Rate is based on the NAV per Share at the commencement of the Outcome Period and any shareholders that initially invest at a Share price that differs from this NAV will not experience the Defined Distribution Rate. Because the Defined Distribution Rate is based upon prevailing market conditions at the beginning of an Outcome Period, the Defined Distribution Rate will rise or fall from one Outcome Period to the next.

Fund shareholders also will be subject to losses experienced by the U.S. Equity Index if the U.S. Equity Index experiences losses from the commencement of the Outcome Period to its conclusion that exceed the Barrier. The Fund will seek to set the Barrier at 20% of U.S. Equity Index losses at the end of each Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced a positive price return, or price return losses that are less than the Barrier, the Fund will not experience any of the losses of the U.S. Equity Index and is designed to provide returns that equal the Defined Distribution Rate. However, if the U.S. Equity Index has decreased in value below the Barrier at the end of the Outcome Period, the Fund’s investments will generate Outcomes that equal the Defined Distribution Rate less the Initial Breach Losses or Full Breach Losses, as applicable. The Fund will not benefit from any increases in the U.S. Equity Index over the course of an Outcome Period but is subject to the possibility of significant losses experienced by the U.S. Equity Index if the value of the U.S. Equity Index drops below the Barrier at the end of the Outcome Period. A shareholder could lose its entire investment. The Fund will not receive or benefit from any dividend payments made by the constituents of the U.S. Equity Index.

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The current Outcome Period is from April 1, 2024 through March 31, 2025. Upon the conclusion of the Outcome Period, the Fund will receive the value of its investments in the U.S. Treasuries upon the maturity of such U.S. Treasuries and deliver cash owed on its FLEX Options positions, if any. At the commencement of the new Outcome Period, the Fund will enter into new FLEX Options with an expiration date of approximately one year and invest in U.S Treasuries with maturity dates on or about each Distribution Date, the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period. The Outcomes may only be realized by shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. See “Principal Investment Strategies – Intra-Outcome Period” and “Principal Investment Strategies – The Outcome Period” for additional information.

Fund Portfolio.    The Fund’s investment sub-adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”) will pursue the Fund’s investment objective through the combination of FLEX Options positions that reference the U.S. Equity Index and in U.S. Treasuries. As further described below, the Fund will invest proceeds from investments in the Fund, together with the FLEX Options premium net proceeds, in U.S. Treasuries in seeking to provide the Defined Distribution Rate.

FLEX Options are exchange-traded option contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. See “Principal Risks – Derivatives Risk – FLEX Options Risk”. The Fund’s FLEX Options positions have expiration dates on or about the final date of the Outcome Period. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option contract the right to buy or sell a particular asset at a specified future date at an agreed upon price. An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the seller of the put option contract (i.e., the “writer”) the obligation to buy (if the option is exercised), a specified amount of an underlying security at a pre-determined price (the strike price). The FLEX Options used by the Fund are European-style option contracts, meaning that the FLEX Options may only be exercised on the expiration date. The FLEX Options are not guaranteed to perform as expected. See “Principal Risks – Barrier Risk” and “Principal Risks – Derivatives Risk – FLEX Options Risk” below for additional information. Each of the FLEX Options sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options sold on the first day of the Outcome Period. The reference asset for the Fund’s FLEX Options positions is the U.S. Equity Index. The U.S. Equity Index is a large-cap, market-weighted, U.S. equities index that tracks the price return of the 500 leading companies in leading industries, excluding dividends. Through its use of FLEX Options that provide exposure to the U.S. Equity Index, the Fund has significant exposure to companies in the information technology sector. For more information on the U.S. Equity Index, please see the section of the prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The Fund also purchases U.S. Treasuries that align with the quarterly Distribution Dates for the effective management of the Fund’s portfolio and Defined Distributions, with the majority of the Fund’s assets invested in U.S. Treasuries that expire on or about the final Distribution Date at

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the conclusion of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

The below chart represents the Fund’s investment portfolio and related investment function of each component.

Innovator Premium Income 20 Barrier ETF – Fund Holdings

Portfolio Investment	Investment Terms	Investment Function	Investment Maturities/Expirations
U.S. Treasuries	Investments in the Fund and premiums generated from the Fund’s put FLEX Option positions are invested in U.S. Treasury bills supported by full faith and credit of U.S. Government	Treasury Income	Quarterly to align with the Defined Distributions, including the final day of the Outcome Period
Sold Put FLEX Option Contract on U.S. Equity Index

Fund sells in an out-of-the-money put FLEX Option (i.e., the strike price is less than the current asset price) at 80% of then-current value of the U.S. Equity Index at the beginning of the outcome Period

Premium generated from selling put FLEX Option which is subsequently invested in U.S. Treasuries

Position provides one-to-one downside exposure to the U.S. Equity Index starting at 80% of the then-current value of the U.S. Equity Index

Final day of the Outcome Period
Put Spread FLEX Option Contracts on U.S. Equity Index

Fund sells and purchases a package of 20 put FLEX Option contracts at approximately 80% and approximately 79%, respectively of then-current value of the U.S. Equity Index at the beginning of the Outcome Period

		Net premiums generated from the put spread are subsequently invested in U.S. Treasuries Positions provide the Barrier, Initial Breach Losses, and Full Breach Losses	Final day of the Outcome Period

The Sub-Adviser seeks to specifically select the strike price for each FLEX Option contract held by the Fund such that if the FLEX Options were exercised on the expiration date (the final day of the Outcome Period), the Fund’s portfolio would provide a 20% Barrier with losses experienced by the Fund beginning at 20% of losses on an initial accelerated basis and experienced to the full extent of the U.S. Equity Index losses on a one-to-one basis starting at 21% of losses. The Fund’s portfolio holdings are as detailed below:

•   A sold put FLEX Option with a strike price at 80% of the value of the U.S. Equity Index at the commencement of the Outcome Period. The sold put FLEX Option provides one-to-one downside for all losses that exceed the strike price. In exchange for selling the put FLEX Option, the Fund will receive a premium that will be invested in the U.S. Treasuries and be part of the Defined Distribution Rate.

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•   A “put option spread” strategy which uses a package of 20 purchased and sold put FLEX Options that reference the U.S. Equity Index. The Fund will sell put FLEX Options with a strike price of approximately 80% of the price of the U.S. Equity Index at the commencement of each Outcome Period. The Fund will simultaneously purchase the same number of put FLEX Options with a strike price of approximately 79% of the price of the U.S. Equity Index at the commencement of each Outcome Period. The 20 purchased put options with a 1% spread results in the Barrier, Initial Breach Losses and Full Breach Losses, as applicable. Specifically, the 1% spread for each of the 20 put options subjects the Fund to U.S. Equity Index losses at the conclusion of the Outcome Period on an initial accelerated basis from 0% to 21% which will correspond to the U.S. Equity Index losses from 20% to 21% at the conclusion of the Outcome Period. The 20 sold put options expose the Fund to the extent of U.S. Equity Index Losses exceed 21% on a one-to-one basis at the conclusion of the Outcome Period. The Fund invests the net premiums generated from the purchased and sold put FLEX Options in U.S. Treasuries to be included as part of the Defined Distribution Rate.

•   The Fund uses proceeds from the sale of Shares to purchase U.S. Treasuries that mature at the end of the Outcome Period. The Fund receives premiums from its FLEX Options positions and invests the proceeds in U.S. Treasuries with maturities that align with the Distribution Dates. The U.S. Treasuries are entitled to an interest rate, which when added to the premiums received for selling FLEX Options, produce the Defined Distribution Rate. The Defined Distribution Rate is distributed to shareholders in Defined Distributions.

Intra-Outcome Period.    It is anticipated that during the Outcome Period the Fund’s NAV will not change in value at the same rate as the U.S. Equity Index, and in some instances may not be correlated to the movements in the value of the U.S. Equity Index. The Fund’s NAV is based upon the value of its portfolio. During each Outcome Period, the Fund’s NAV will be subject to increases and decreases in the market value of the U.S. Treasuries until the U.S. Treasuries held by the Fund mature. The value of the Fund’s FLEX Options positions, which expire at the conclusion of an Outcome Period, will also impact the Fund’s NAV and is dependent upon additional factors. Although the value of the U.S. Equity Index is a significant component of the value of the Fund’s FLEX Options, the time remaining until the FLEX Options expire and other factors, including current interest rates and volatility rates, will also affect their value. The Sub-Adviser, anticipates that the value of the FLEX Options, and therefore the Fund’s NAV, may increase on days when the U.S. Equity Index increases (if the U.S. Equity Index is below its original value at the start of the Outcome Period) and may decrease on days when the U.S. Equity Index’s level decreases, but that the rate of change will be less than that experienced by the U.S. Equity Index. Because the Fund will not participate in upside exposure to the U.S. Equity Index for the entirety of an Outcome Period, to the extent the value of the U.S. Equity Index increases beyond the initial value at the commencement of the Outcome Period, the value of the Fund’s FLEX Options are not expected to have corresponding price movements. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, the proximity of the value of the U.S. Equity Index to the Barrier will have a significant impact on the value of the Fund’s FLEX Options and the direction and rate of change of the Fund’s NAV as compared to that of the U.S. Equity Index. Similar to other securities with established dividend or distribution payment dates, it is expected that the Fund’s NAV may increase or decrease

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immediately prior to and following a Distribution Date. As a result, it is possible that the Fund’s NAV could decrease notwithstanding an increase in the U.S. Equity Index. It is anticipated that the Fund will be subject to significant changes in the value of the FLEX Options, and therefore the Fund’s NAV, at the end of the Outcome Period depending on the proximity of the value of the U.S. Equity Index to the Barrier. As a result, as time approaches the expiration date of the FLEX Options, subsequent movements in the value of the U.S. Equity Index may have dramatic impacts on the Fund’s NAV. Investors should understand this potential relationship before investing in the Fund.

Investors purchasing Shares after the Outcome Period has begun or selling Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Such experience may be impacted as detailed below:

•   Impact on the Defined Distribution Rate:    The Defined Distribution Rate is measured against the NAV per Share at the commencement of the Outcome Period and is only applicable to shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. Investors purchasing Shares after an Outcome Period commences will have a different effective Defined Distribution Rate as a result of any differences versus the price of the Shares purchased versus that of the Fund’s NAV at the commencement of the Outcome Period. See “Additional Information About the Fund’s Principal Investment Strategies.”

•   Impact on the Barrier:    If an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value which will affect the amount of losses the U.S. Equity Index may incur before the Barrier. The effect of the Barrier on the sought-after Outcomes is measured at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. If the U.S. Equity Index has decreased in value, such intra-Outcome Period investor will not receive a full 20% Barrier. If an investor is considering purchasing Shares during the Outcome Period, and the value of the U.S. Equity Index has already decreased, an investor purchasing Shares at that time will receive less of a Barrier or no Barrier that the Fund seeks to offer for the remainder of the Outcome Period. Although the effect of the Barrier with respect to the Fund’s designed Outcomes over an Outcome period is measured only at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier and subsequent movements in the value of the U.S. Equity Index.

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The Outcome Period.    The Outcome Period is from April 1 to March 31 of the following year and begins on the day the FLEX Options are entered into and ends approximately one year later on the expiration date for the FLEX Options. Because the terms of the FLEX Options will not change over the course of the Outcome Period, the Barrier is measured against the value of the U.S. Equity Index at the onset of the Outcome Period. In addition, certain of the Fund’s U.S. Treasuries will mature at or near the end of each Outcome Period. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares at the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes. The Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

U.S. EQUITY INDEX VERY NEGATIVE SCENARIO
U.S. EQUITY INDEX NEGATIVE SCENARIO
U.S. EQUITY INDEX FLAT SCENARIO
U.S. EQUITY INDEX POSITIVE SCENARIO
Profit
Loss
DEFINED DISTRIBUTION RATE
TARGETED 20% BARRIER
-100%
-100% + Defined Distribution Rate*
-15%
0%
U.S. Equity Index
Fund

* Please note: this graph is provided merely to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the U.S. Equity Index, the Barrier and the Defined Distribution Rate. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

The following table contains hypothetical examples designed to illustrate the operationality of the Fund and the Outcomes it seeks to provide over an Outcome Period. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the U.S. Equity Index, the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the U.S. Equity Index, the FLEX Options or the Fund. The actual overall performance of the Fund will vary during the Outcome Period. While the Fund’s FLEX Options

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performance includes premiums generated from such FLEX Options, the below table reflects that premiums generated from the Fund’s FLEX Options positions are included in the Defined Distribution Rate. Please refer to the Fund’s website, www.innovatoretfs.com/aprh, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

U.S. Equity Index Performance	-100%	-50%	-25%	-15%	0%	10%	20%	50%	100%
FLEX Options Performance	-100%*	-50%*	-25%*	0%*	0%*	0%*	0%*	0%*	0%*
Fund Performance	-100% + Defined Distribution Rate**	-50% + Defined Distribution Rate**	-25% + Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**

*           The FLEX Options’ performance includes the premium received by the Fund for selling such options, which is not reflected in this figure, but is included in the Defined Distribution Rate indicated below.

**         The Fund’s performance is equal to the Defined Distribution Rate minus the losses experienced by the U.S. Equity Index that exceed the Barrier, if any. The Defined Distribution Rate is set on the first day of the Outcome Period and is 7.36% prior to taking into any account fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 6.57%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Defined Distribution Rate, and therefore the performance delivered by the Fund to the Fund’s shareholders.

The Defined Distribution Rate.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the course of the Outcome Period is the Defined Distribution Rate, less the Initial Breach Losses or Full Breach Losses, as applicable, if the losses of the U.S. Equity Index exceed the Barrier at the end of the Outcome Period (in comparison to the market value of the U.S. Equity Index at the commencement of the Outcome Period). The Defined Distribution Rate, which is paid out via the Defined Distributions, is determined at the commencement of each Outcome Period and represents the expected payment rate an investor can achieve from an investment in Shares over the duration of the Outcome Period, however such payment rate is not guaranteed. The Defined Distribution Rate is the result of the premiums received from the Fund’s sold FLEX Options and the income received by the Fund through its investments in U.S. Treasuries. The Defined Distribution Rate is calculated against the Fund’s NAV per Share at the commencement of the Outcome Period and is only representative to shareholders who invest in Shares at this NAV per Share. If a shareholder purchases Shares at a market price that differs from that of the NAV per Share at the commencement of the Outcome Period, such shareholder will experience a different rate than the Defined Distribution Rate.

During each Outcome Period, the Fund will purchase and sell FLEX Options and use the proceeds from the sale of Shares to purchase U.S. Treasuries. The amount of premiums the Fund receives for selling FLEX Options as well as the interest rate for the U.S. Treasuries, and therefore the Defined Distribution Rate of the Fund, will be dependent upon prevailing market conditions at the time the Fund enters into the FLEX Options and purchases U.S. Treasuries, most notably, current interest rates and volatility in the U.S. Equity Index. The Defined Distribution Rate for the current Outcome Period is 7.36% prior to taking into account any fees or expenses charged to shareholders.

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When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 6.57%. The Defined Distribution Rate will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the purposes of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. The Defined Distribution Rate is also set forth on the Fund’s website at www.innovatoretfs.com/aprh.

The Fund distributes the Defined Distribution Rate through the Defined Distributions. Defined Distributions are paid on the first business day of the month following the quarter-end (each a Distribution Date), to shareholders of record on the last business day of each March, June, September and December. The Defined Distribution Rate is only applicable to investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. The Defined Distribution Rate will remain constant for such investors over the course of a single Outcome Period. However, the Defined Distribution Rate will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Defined Distribution Rate and Defined Distributions should be considered before investing in the Fund. If an investor is considering purchasing Shares after the Outcome Period has commenced, and the Fund has already made some or all of its Defined Distributions, an investor purchasing Shares will not receive the same Defined Distribution Rate for the remainder of the Outcome Period but will still remain vulnerable to the entirely of the significant downside risks associated with the Barrier. In such an instance, the investor may experience significantly different Outcomes than those the Fund seeks to provide. There is no guarantee that the Fund will successfully achieve its investment objective.

The Barrier.    Fund shareholders are subject to all of the losses experienced by the U.S. Equity Index, however the Fund provides the Barrier such that investors will only experience losses if the U.S. Equity Index experiences losses that exceed the Barrier at the end of the Outcome Period. The Barrier is set at a level such that investors are not expected to experience losses against the first 20% of U.S. Equity Index losses over the course of the Outcome Period, to the extent the U.S. Equity Index decreases in value by 20% or less. The Barrier is provided irrespective of the Fund’s annual management fee, transaction fees and any extraordinary expenses incurred by the Fund, however any losses that an investor experiences in relation to the Barrier will be reduced by the Fund’s annual management of 0.79% and further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period and it therefore should not be expected that the Barrier will be provided at any point prior to the last day of the Outcome Period. Investors purchasing Shares after the commencement of the Outcome Period at a point in which the U.S. Equity Index has changed in value will impact the amount of losses that may be experienced by the U.S. Equity Index before the Barrier is met. While the Fund seeks to provide the Barrier for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. There is no limit on losses the Fund could experience, and an investor may lose its entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

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The structure of the Fund’s FLEX Options is such that if at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier, the Fund will begin to experience losses starting at the Barrier. The Fund will experience one of two loss profiles: “Initial Breach Losses” or “Full Breach Losses”. As further described below, the operation of the Fund’s FLEX Options portfolio is such that, at the end of an Outcome Period, if U.S. Equity Index losses measured over the Outcome Period exceed the Barrier (20%) but are less than 21%, the Fund will experience, prior to the payment of any Distributions, accelerated losses from 0% to 21%. If, at the end of the Outcome Period, U.S. Equity Index losses measured over the Outcome Period exceed 21%, the Fund will experience, prior to the payment of any Distributions, one-to-one losses of the U.S. Equity Index.

•   Initial Breach Losses.    Initial Breach Losses occur when the U.S. Equity Index has exceeded the Barrier, but by an amount less than or equal to 21%. Initial Breach Losses occur as a result of the combination of the Fund’s put option spreads as well as the sold put option contract. Specifically, the Fund invests in a package of 20 put option spreads that provide losses of up to 1% for each spread while simultaneously selling a put FLEX Option that provides one-to-one downside exposure starting at 20% of U.S. Equity Index losses. If the U.S. Equity Index has exceeded the Barrier, but by an amount less than or equal to 21%, the Fund will experience the below losses over an Outcome Period, prior to the payment of Defined Distributions:

Outcome Period Initial and Full Breach Losses Profile

U.S. Equity Index Losses	Put Spread Losses	Put Losses	Fund Losses
-20.00%	0.00%	0.00%	0.00%
-20.25%	-5.00%	-0.25%	-5.25%
-20.50%	-10.00%	-0.50%	-10.50%
-20.75%	-15.00%	-0.75%	-15.75%
-21.00%	-20.00%	-1.00%	-21.00%
-22.00%	-20.00%	-2.00%	-22.00%

•   Full Breach Losses.    Full Breach Losses occur after U.S. Equity Index losses are equal to or exceed 21%. Full Breach Losses are a result of the Fund’s FLEX Options and expose the Fund to the extent of U.S. Equity Index Losses on a one-to-one basis over the course of the Outcome Period. As shown in the table above, if the U.S. Equity Index has exceeded 21%, the Fund’s put spread options will produce a loss of 20% and the Fund’s naked put FLEX Option will produce the remaining loss such that losses, in combination, will equal the losses of the U.S. Equity Index. There is no limit on losses the Fund can experience, and an investor may lose its entire investment.

The Barrier is measured at the end of the Outcome Period. While the Fund’s NAV is expected to move as a result in changes in the value of the Fund’s FLEX Options (which is dependent upon the movements of the U.S. Equity Index, among other reasons), the FLEX Options are European-style options and can only be exercised on the expiration date. Accordingly, the measuring value of the U.S. Equity Index is on the final day of the Outcome Period only, and therefore the Barrier is measured and effective only on the final day of the Outcome Period.

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Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and U.S. Treasuries, and another Outcome Period will commence.

Following the close of business on the last day of the Outcome Period, the Fund will disclose the Fund’s final Defined Distribution Rate (both gross and net of the unitary management fee) for the next Outcome Period on the Fund’s website, www.innovatoretfs.com. The Fund’s website will also provide information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and potential Outcomes related to the Barrier, of an investment in the Fund on a daily basis.

The Fund’s website, www.innovatoretfs.com/aprh, provides information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and Barrier, of an investment in the Fund on a daily basis.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Defined Outcome Strategy Risk.    The Fund employs an income-oriented “defined outcome strategy”, and is therefore subject to certain unique risks, which are detailed below.

Barrier Risk.    The Fund establishes the Barrier based on the performance of the U.S. Equity Index over the duration of the Outcome Period, calculated from the commencement of the Outcome Period to its conclusion. The Fund begins to experience the entirety of the losses of the U.S. Equity Index if such losses breach the Barrier, through the Initial Breach Losses or Full Breach Losses, as applicable. To the extent the U.S. Equity Index decreases in value by 20% or less at the end of the Outcome Period, investors are not expected to experience the losses of the U.S. Equity Index. There is no guarantee that the Fund will be successful in its strategy to implement the Barrier and if the operationality of the Barrier fails, investors could experience losses of the U.S. Equity Index irrespective of the sought-after Barrier. Further, while the Fund subjects shareholders to Initial Breach Losses on an accelerated basis from 0% to 21% if the U.S. Equity Index experiences losses of between 20% to 21% and Full Breach Losses thereafter, such returns are not guaranteed, and if the FLEX Options fail to perform as expected, an investor could experience additional losses. A shareholder may lose its entire investment, prior to consideration of any Defined Distributions paid by the Fund. The effect of the Barrier is measured only at the end of the Outcome Period, regardless of whether the U.S. Equity Index has experienced losses that exceed the Barrier at any point

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during the Outcome Period. Although the effect of the Barrier is only measured at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier. In the event an investor purchases Shares after the commencement of the Outcome Period or sells Shares prior to the expiration of the Outcome Period, the Barrier that the Fund seeks to provide may be less or not available at all. In addition, the operationality of the Barrier is such that the Fund may experience dramatic changes in value of its NAV at the end of the Outcome Period, even if the changes in the U.S. Equity Index are minimal. If the U.S. Equity Index’s value is at or near the Barrier at the end of the Outcome Period, small changes in the value of the U.S. Equity Index could result in dramatic changes in the value of the FLEX Options and therefore the Fund’s NAV. Investors should understand these risks before investing in the Fund.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to Initial Breach Losses or Full Breach Losses, as applicable, if losses of the U.S. Equity Index exceeds the Barrier. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the U.S. Equity Index (relative to the initial value of the U.S. Equity Index at the commencement of the Outcome Period) despite being subject to all of the downside losses of the U.S. Equity Index after such losses exceed the Barrier. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as Fund will not experience any positive price returns of the U.S. Equity Index, if any, and the Fund would underperform the U.S. Equity Index to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

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Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the U.S. Equity Index and may underperform the U.S. Equity Index and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Barrier and Defined Distributions.

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FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the U.S. Equity Index’s price return has dropped below the Barrier. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the U.S. Equity Index. Depending on the value of the U.S. Equity Index at this time and its proximity to the Barrier, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the U.S. Equity Index. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the U.S. Equity Index’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the U.S. Equity Index’s price return, changes in interest rates, changes in the actual and implied volatility of the U.S. Equity Index, the Barrier and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 under the 1940 Act (“Rule 18f-4”) in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

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Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

U.S. Equity Index Risk.    Because the Fund is subject to the downside price returns of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier, the Fund is subject to the associated risks of the U.S. Equity Index. As such, the Fund may be subject to the following risks as a result of its exposure to the U.S. Equity Index through its usage of FLEX Options:

Equity Securities Risk.    The U.S. Equity Index tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the U.S. Equity Index. Equity securities may decline in value

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because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the U.S. Equity Index invests in.

Information Technology Companies Risk.    The U.S. Equity Index is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The U.S. Equity Index tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the U.S. Equity Index has decreased below the Barrier. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the U.S. Equity Index. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the U.S. Equity Index. Further, small changes in the value of the U.S. Equity Index at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the U.S. Equity Index, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the U.S. Equity Index on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options

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in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes or interpretations affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

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Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to sell) on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio

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securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Barrier, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV and the bid/ask spread on Shares may widen.

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Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a “regulated Investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. In addition, depending on the time during an Outcome Period at which a shareholder purchases Shares and the performance of the Fund’s assets, all or a portion of a Defined Distribution may be characterized as ordinary income, return of capital or capital gain when received by the shareholder. Such characterization will impact the tax consequences to the shareholder of the Defined Distribution and shareholders should understand

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the tax consequences of each characterization before investing in the Fund. In addition, the Fund’s NAV at the end of an Outcome Period will be decreased by the amount of any distribution that is characterized as capital gain.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of two broad-based market indices: the S&P 500 Total Return Index and the S&P 500 Price Index. Both indices have the same constituents in the same weights. However, the S&P 500 Total Return Index assumes that any dividends paid out by index constituents have been reinvested in the index and the S&P 500 Price Return Index, which measures only the price movements of index constituents, does not. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Calendar Year Total Returns as of 12/31
20%
10%
0%
-10%
-20%
6.93%
2024

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The Fund’s highest quarterly return was 2.02% (quarter ended June 30, 2024) and the Fund’s lowest quarterly return was 1.22% (quarter ended March 31, 2024).
Average Annual Total Return as of December 31, 2024
Innovator Premium Income 20 Barrier ETF™ – April	1 Year	Since Inception (3/31/2023)
Return Before Taxes	6.93%	8.01%
Return After Taxes on Distributions	4.44%	5.24%
Return After Taxes on Distributions and Sale of Fund Shares	4.34%	5.07%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	24.51%
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)	23.31%	22.69%

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Management

Investment Adviser

Innovator Capital Management, LLC (“Innovator” or the “Adviser”)

Investment Sub-Adviser

Milliman Financial Risk Management LLC

Portfolio Managers

The following persons serve as the portfolio managers of the Fund.

•   Robert T. Cummings — Principal, Senior Director, Head of Portfolio Management at Milliman

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Mr. Cummings has served in this capacity since the Fund’s inception in March 2023. Mr. Rosenfeld has served in this capacity since July 2024.

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Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at NAV only with authorized participants that have entered into agreements with the Fund’s distributor and only in Creation Units or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests. The Fund may issue and redeem Shares in exchange for cash at a later date but has no current intention of doing so. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.innovatoretfs.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, return of capital or capital gain. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), Innovator and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investor Suitability Considerations

You should only consider this investment if:	You should not consider this investment if:

•   you fully understand the risks inherent in an investment in Shares;

•   you desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you understand, and are willing to bear, that the Fund is subject to losses of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period;

•   you are willing to hold Shares for the duration of the Outcome Period in order to achieve the Outcomes that the Fund seeks to provide;

•   you fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Barrier;

•   you understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are willing to forgo any gains experienced by the U.S. Equity Index;

•   you understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the U.S. Equity Index’s proximity to the Barrier;

•   you understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you are willing to accept the risk of losing your entire investment; and

•   you have visited the Fund’s website and understand the investment outcomes available to you based upon the time of your purchase.

•   you do not fully understand the risks inherent in an investment in Shares;

•   you do not desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you do not understand and/or are unwilling to bear that the Fund is subject to the losses of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period;

•   you are not willing to hold Shares for the duration of the Outcome Period;

•   you do not fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Barrier;

•   you do not understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are unwilling to forgo any gains experienced by the U.S. Equity Index;

•   you do not understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the U.S. Equity Index’s proximity to the Barrier;

•   you do not understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you desire a level of protection and are unwilling to accept the risk of losing your entire investment; and

•   you have not visited the Fund’s website and do not understand the investment outcomes available to you based upon the timing of your purchase.

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Additional Information About the Fund’s Principal Investment Strategies

The Fund’s principal investment strategy seeks to produce the Outcomes based upon the Defined Distribution Rate and performance of the U.S. Equity Index. If the U.S. Equity Index increases in value over the course of the Outcome Period, or the U.S. Equity Index experiences losses that are less than the Fund’s sought-after protective Barrier over the course of the Outcome Period, the Fund is designed to provide Fund shareholders that hold Shares for the entire Outcome Period with returns that equal the Defined Distribution Rate. If the U.S. Equity Index experiences losses that exceed the Barrier over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Shares for the entire Outcome Period with the Defined Distribution Rate less the Initial Breach Losses or Full Breach Losses, as applicable. There is no guarantee that the Fund will be successful in its attempt to provide a Barrier. The Defined Distribution Rate is provided prior to taking into account annual Fund management fees equal to 0.79% of the Fund’s daily net assets, transaction fees and any extraordinary expenses incurred by the Fund. A portion of the Defined Distributions may be taxable as ordinary income, capital gains, or return of capital. The Fund will not benefit from any increases in the U.S. Equity Index over an Outcome Period but is subject to the possibility of experiencing the significant losses of the U.S. Equity Index if its price return falls below the Barrier. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of the U.S. Equity Index. The Fund intends to primarily use FLEX Options to implement its investment strategies, however, the Fund may use “over-the-counter” (“OTC”) option contracts if the Adviser deems such use to be advisable.

The reference asset for the option contracts utilized by the Fund will provide exposure to the U.S. Equity Index. The U.S. Equity Index tracks the price return of the S&P 500® Index, which is a large-cap, market-weighted, U.S. equities index that tracks the 500 leading companies in leading industries and is widely regarded as the best single gauge of large-cap U.S. equities. The U.S. Equity Index covers approximately 80% of available market capitalization. The U.S. Equity Index is rebalanced quarterly in March, June, September, and December. Milliman will determine whether the Fund’s option contracts will reference the U.S. Equity Index or the SPDR® S&P 500® ETF Trust at the commencement of each Outcome Period. Milliman expects that such determination will be based on the liquidity and pricing of such option contracts. The U.S. Equity Index is a price return index, meaning it tracks the prices of the constituents of the index, excluding dividends. The SPDR® S&P 500® ETF Trust is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests entirely in the S&P 500® Index. The Fund also invests in U.S. Treasuries, which will mature on approximately the last day of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), including the end of each Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The “Defined Distribution Rate” is an annualized payment rate established at the commencement of the Outcome Period that is the percentage of

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Defined Distributions per Share over an Outcome Period. The Defined Distribution Rate is based upon the Fund’s net asset value (“NAV”) at the commencement of each Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 7.36%, prior to taking into account any fees or expenses charged to shareholders.

Shareholders will also be subject to losses that exceed the Barrier, which is set at U.S. Equity Index losses that exceed 20% through Initial Breach Losses and Full Breach Losses. The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

* The Initial Breach Losses subject the Fund to U.S. Equity Index losses on an initial accelerated basis from 0% to 21% which will correspond to the U.S. Equity Index losses from 20% to 21%. The Full Breach Losses expose the Fund to one-to-one losses to the extent U.S. Equity Index Losses exceed 21%.

As described further in this prospectus, there are risks associated with an investment in the Fund and there is no guarantee the Fund achieve the Outcomes it seeks to provide. The Fund’s unique characteristics (i.e., the imperative of holding Shares for the entire Outcome Period, the Barrier and Defined Distribution Rate) distinguish it from other investment products and may make it an unsuitable some investors. Please also refer to the “Investor Suitability Considerations” table in this prospectus.

The Fund’s investment objective is considered non-fundamental and may be changed by the Board without shareholder approval. Additionally, the Fund may liquidate and terminate at any time without shareholder approval.

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Investment profile for Intra-Outcome Period Investors

The Fund is designed for shareholders who hold Shares for the entirety of the Outcome Period. If an investor purchases Shares after the Outcome Period has commenced or sells Shares prior to the Outcome Period’s conclusion, such investor will not receive the Outcomes sought to be delivered by the Fund, and will experience very different investment outcomes then the Fund seeks to provide. Further, investors who purchase Shares after the commencement of the Outcome Period will have a different effective Defined Distribution Rate as a result of any changes in the Fund’s NAV since the commencement of the Outcome Period and Defined Distributions for an Outcome Period already paid. Following the commencement of an Outcome Period, the Fund seeks to provide shareholders who hold shares for the entirety of the Outcome Period with Defined Distributions paid by the Fund over the duration of the Outcome Period on remaining Defined Distribution Dates. An investor is expected to have the following investment profile for the remainder of an Outcome Period if such investor purchases shares after the commencement of the Outcome Period:

If the U.S. Equity Index is **At or Above** the Barrier at end of Outcome Period	=	Price change from the Fund's price at the time of purchase to Fund NAV at the end of the Outcome Period[1,2]
If the U.S. Equity Index is **Below** the Barrier at end of Outcome Period	=	Price change from the Fund's price at the time of purchase to match the entirety (*i.e.*, one-to-one) of **U.S. Equity Index price return losses (*i.e.*, negative returns)** at the end of the Outcome Period[2]

1. The Fund's NAV is expected to return to approximately the level it began the Outcome Period at if the U.S. Equity Index price level finishes at or above the Barrier level.
2. In each case, shareholders will receive all remaining Defined Distributions on the remaining Defined Distribution Dates.

Fund Investments

Principal Investments

FLEX Options

FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC option contracts positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

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The FLEX Options in which the Fund will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund will purchase and sell put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. The Fund will utilize cash-settled FLEX Options, meaning that in the event the FLEX Options are exercised, it will be required to deliver the cash value representing the difference between the strike price and the then-current price of the reference asset.

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the FLEX Options held by the Fund are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by Innovator as the “Valuation Designee” pursuant to Rule 2a-5 of the 1940 Act (“Rule 2a-5”) and approved by, and subject to the oversight of, the Board. The Fund will enter into FLEX Options contracts in accordance with Rule 18f-4 under the 1940 Act, which requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.

U.S. Treasury Securities

U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury that are backed by the full faith and credit of the United States Government.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s statement of additional information (“SAI”), which is available at www.innovatoretfs.com.

Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above. The significance of each risk factor below may change over time and you should review each risk factor carefully.

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Principal Risks

Defined Outcome Strategy Risk.    The Fund employs an income-oriented “defined outcome strategy”, and is therefore subject to certain unique risks, which are detailed below.

Barrier Risk.    The Fund establishes the Barrier based on the performance of the U.S. Equity Index over the duration of the Outcome Period, calculated from the commencement of the Outcome Period to its conclusion. The Fund begins to experience the entirety of the losses of the U.S. Equity Index if such losses breach the Barrier, through the Initial Breach Losses or Full Breach Losses, as applicable. To the extent the U.S. Equity Index decreases in value by 20% or less at the end of the Outcome Period, investors are not expected to experience the losses of the U.S. Equity Index. There is no guarantee that the Fund will be successful in its strategy to implement the Barrier and if the operationality of the Barrier fails, investors could experience losses of the U.S. Equity Index irrespective of the sought-after Barrier. Further, while the Fund subjects shareholders to Initial Breach Losses on an accelerated basis from 0% to 21% if the U.S. Equity Index experiences losses of between 20% to 21% and Full Breach Losses thereafter, such returns are not guaranteed, and if the FLEX Options fail to perform as expected, an investor could experience additional losses. A shareholder may lose its entire investment, prior to consideration of any Defined Distributions paid by the Fund. The effect of the Barrier is measured only at the end of the Outcome Period, regardless of whether the U.S. Equity Index has experienced losses that exceed the Barrier at any point during the Outcome Period. Although the effect of the Barrier is only measured at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier. In the event an investor purchases Shares after the commencement of the Outcome Period or sells Shares prior to the expiration of the Outcome Period, the Barrier that the Fund seeks to provide may be less or not available at all. In addition, the operationality of the Barrier is such that the Fund may experience dramatic changes in value of its NAV at the end of the Outcome Period, even if the changes in the U.S. Equity Index are minimal. If the U.S. Equity Index’s value is at or near the Barrier at the end of the Outcome Period, small changes in the value of the U.S. Equity Index could result in dramatic changes in the value of the FLEX Options and therefore the Fund’s NAV. Investors should understand these risks before investing in the Fund.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to Initial Breach Losses or Full Breach Losses, as applicable, if losses of the U.S. Equity Index exceeds the Barrier. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the U.S. Equity Index (relative to the initial value of the U.S. Equity Index at the commencement of the Outcome Period) despite being subject to all of the downside losses of the U.S. Equity Index after such

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losses exceed the Barrier. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as the Fund will not experience any positive price returns of the U.S. Equity Index, if any, and the Fund would underperform the U.S. Equity Index to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the U.S. Equity Index and may underperform the U.S. Equity Index and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk,

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but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Barrier and Defined Distributions.

FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the U.S. Equity Index’s price return has dropped below the Barrier. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the U.S. Equity Index. Depending on the value of the U.S. Equity Index at this time and its proximity to the Barrier, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the U.S. Equity Index. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the U.S. Equity Index’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the U.S. Equity Index’s price return, changes in interest rates, changes in the actual and implied volatility of the U.S. Equity Index, the Barrier and the remaining time to until the FLEX Options expire.

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Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. Option contracts may also involve the use of leverage, which could result in greater price volatility than other markets. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

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Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

U.S. Equity Index Risk.    Because the Fund is subject to the downside price returns of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier, the Fund is subject to the associated risks of the U.S. Equity Index. As such, the Fund may be subject to the following risks as a result of its exposure to the U.S. Equity Index through its usage of FLEX Options:

Equity Securities Risk.    The U.S. Equity Index tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the U.S. Equity Index. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the U.S. Equity Index invests in.

Information Technology Companies Risk.    The U.S. Equity Index is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

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Large Capitalization Companies Risk.    The U.S. Equity Index tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the U.S. Equity Index has decreased below the Barrier. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the U.S. Equity Index. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the U.S. Equity Index. Further, small changes in the value of the U.S. Equity Index at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the U.S. Equity Index, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the U.S. Equity Index on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

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Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Values of securities may change due to factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of securities. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s investments and could result in disruptions in the trading markets. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors or other economic, political, or regulatory developments, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could result in disruptions to trading markets and could also adversely affect the prices and liquidity of a Fund’s holdings. Any of such circumstances could result in increased market volatility and/or have a materially negative impact on the value of Shares or the liquidity of an investment. During any such events, Shares may trade at greater premiums or discounts to their NAV and the bid/ask spread on Shares may widen. The future potential economic impact of any such future events is impossible to predict and could result in adverse market conditions that impact the performance of the Fund.

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Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). Authorized participants are not obligated to make a market in Shares or submit orders for the issuance or redemption of Creation Units. To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

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Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Barrier, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The Fund’s NAV represents the value of the Fund’s investments and is calculated by taking the sum of the Fund’s assets less the Fund’s liabilities, if any. The NAV per Share is the value of a Share’s portion of all of the Fund’s net assets. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV. Additionally, decisions by market makers and/or authorized participants or reduced effectiveness of the arbitrage process in maintaining the relationship of the Fund’s NAV to the market price of its Shares could result in the Shares trading at a premium, or discount to NAV and the bid/ask spread on Shares may widen.

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Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a RIC, however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. In addition, depending on the time during an Outcome Period at which a shareholder purchases Shares and the performance of the Fund’s assets, all or a portion of a Defined Distribution may be characterized as ordinary income, return of

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capital or capital gain when received by the shareholder. Such characterization will impact the tax consequences to the shareholder of the Defined Distribution and shareholders should understand the tax consequences of each characterization before investing in the Fund. In addition, the Fund’s NAV at the end of an Outcome Period will be decreased by the amount of any distribution that is characterized as capital gain.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. The Fund’s Valuation Procedures adopted Innovator as Valuation Designee (as reviewed, approved, and subject to the oversight of the Board) complies with Rule 2a-5 under the 1940 Act. Pursuant to Rule 2a-5, the Board oversees the implementation of the Valuation Procedures. While the Fund’s program is designed to contemplate the specific risks of the Fund, there is no guarantee the program will adequately do so each time, and value may not be properly selected for the Fund.

Management of the Fund

The Fund is a series of Innovator ETFs® Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Innovator Capital Management, LLC, 200 W. Front Street, Wheaton, Illinois 60187, serves as the Fund’s investment adviser. In its capacity as Adviser, Innovator has overall responsibility for selecting and monitoring the Fund’s investments and managing the Fund’s business affairs. Innovator serves as investment adviser to 150 exchange-traded funds, each of which is organized as a separate series of the Trust, a registered management investment company.

Investment Sub-Adviser

Milliman Financial Risk Management LLC, 71 South Wacker Drive, 31st Floor, Chicago, Illinois 60606, serves as the Fund’s investment sub-adviser. Milliman has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

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Portfolio Managers

Robert T. Cummings and Jordan B. Rosenfeld serve as the Fund’s portfolio managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.

•   Robert T. Cummings — Principal, Senior Director and Head of Portfolio Management at Milliman.    Mr. Cummings has served in this role since 2007. Mr. Cummings has more than 13 years of experience as a trader with a primary focus on options. Prior to joining Milliman, he was involved in various proprietary trading strategies and was a portfolio manager of associated derivatives funds. These strategies included volatility arbitrage, global macro, and high-frequency trading. Entities at which Mr. Cummings has previously worked include Citadel Investment Group, TradeNet (as a primary market maker on the Chicago Board Options Exchange), KCM Group and Spyglass Capital Management.

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman.    Mr. Rosenfeld joined Milliman in 2018 as a trader and in 2021 was promoted to ETF Portfolio Manager. Mr. Rosenfeld is responsible for implementing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. He has more than nine years of experience in capital markets with a focus on derivatives portfolio management and multi-asset strategy. Prior to joining the firm, Mr. Rosenfeld was a global macro portfolio manager at Gelber Group.

For additional information concerning Innovator and Milliman, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares may also be found in the SAI.

Management Fee

Pursuant to an investment advisory agreement between Innovator and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Innovator in an amount equal to 0.79% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Innovator for the services it provides to the Fund. Out of the unitary management fee, Innovator pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Innovator is not responsible for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Pursuant to an investment sub-advisory agreement between Innovator, Milliman and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Innovator has agreed to pay an annual sub-advisory fee to Milliman in an amount based on the Fund’s average daily net assets. Innovator is responsible for paying the entirety of Milliman’s sub-advisory fee. The Fund does not directly pay Milliman.

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A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR for the fiscal period ended October 31, 2024.

Manager of Managers Structure.    The Fund and Innovator have received an exemptive order from the SEC to operate under a manager of managers structure that permits Innovator, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, Innovator has ultimate responsibility, subject to oversight by the Board, for overseeing the Fund’s sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Fund or Innovator.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to any sub-adviser or the sub-advisory agreement. The Manager of Managers Structure does not permit an increase in the advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to any sub-adviser or a sub-advisory agreement within 90 days of the change.

Additional Information Relating to the Declaration of Trust

The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) provides that by virtue of becoming a shareholder of the Trust, each shareholder is bound by the provisions of the Declaration of Trust. Subject to the provisions of the Declaration of Trust, the Board may, subject to the requisite vote, engage in and prosecute, defend, compromise, abandon, or adjust, by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims, and demands relating to the Trust. The Board may, in the exercise of their or its good faith business judgment, dismiss any action, suit, proceeding, dispute, claim or demand, derivative or otherwise, brought by a shareholder in its own name or in the name of the Trust. The Declaration of Trust further provides a detailed process for the bringing of derivative actions by shareholders. Prior to bringing a derivative action, a written demand by the complaining shareholder must first be made on the Board to bring the subject action unless an effort to cause the Board to bring such action is excused. A demand on the Board shall only be excused if a majority of the Board a material personal financial interest in the subject action.

There may be questions regarding the enforceability of these provisions based on certain interpretations of the Securities Act of 1933 Act, as amended, the Securities Exchange Act of 1934, as amended and the 1940 Act. However, the Declaration of Trust provides if any provision shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to that provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of the Declaration of Trust. The provisions of the Declaration of Trust are not intended to restrict any shareholder rights under the federal securities laws and do not mandate the adjudication of federal securities laws claims through arbitration.

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How to Buy and Sell Shares

The Fund will issue or redeem its Shares at NAV per Share only in Creation Units. Most Fund shareholders will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. Share prices are reported in dollars and cents per Share. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, a Fund Shareholder may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized participants may acquire Shares directly from the Fund, and authorized participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units, and in accordance with the procedures described in the SAI.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange is based on market price and may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions (“market timing”), and has adopted no policies and procedures with respect to market timing activities. In making this determination, the Board considered the risks associated with market timing activities by the Fund’s shareholders, including, dilution, disruption of portfolio management, increases in the Fund’s trading costs and the potential for the realization of capital gains.

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Shares may be purchased and redeemed directly from the Fund only when aggregated into one or more Creation Units by authorized participants that have entered into agreements with the Fund’s distributor. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares detailed above. To the extent the Fund may effect the issuance or redemption of Creation Units in exchange wholly or partially for cash, such trades could result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objectives, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by authorized participants increases. However, direct trading by authorized participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Fund reserves the right to not accept orders from authorized participants that Innovator has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use as the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

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The Fund intends to continue to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information only. You should consult your own tax advisor about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•   the Fund makes distributions,

•   you sell your Shares listed on the Exchange, and

•   you purchase or redeem Creation Units.

To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. The Fund intends to treat any income that it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

Taxes on Distributions

The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Shares, which could result in you having to pay higher taxes in the future when Shares are sold, even if you sell the Shares at a loss from your original investment. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

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Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

An election may be available to shareholders to defer recognition of the gain attributable to a capital gain dividend if they make certain qualifying investments within a limited time. Shareholders should talk to their tax advisor about the availability of this deferral election and its requirements. The Fund’s positions in FLEX Options may reduce the amount of long-term capital gains, and thus, reduce the amount of distributions eligible to be capital gain dividends.

Taxes on Exchange Listed Shares

If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

Taxes and Purchases and Redemptions of Creation Units

If you exchange securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and any cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

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Treatment of the FLEX Options

The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market but will be subject to the straddle rules.

However, the Fund’s investments in offsetting positions with respect to the U.S. Equity Index may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax (“backup withholding”) from dividends and capital gains distributions paid to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify to the Fund that he or she is not subject to backup withholding. The current backup withholding rate is 24%. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s U.S. federal income tax liability.

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Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will generally be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below.

However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. Amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Distributions to, and gross proceeds from dispositions of Shares by, (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners may be subject to a U.S. withholding tax of 30%. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Distributions and Taxes” in the SAI for more information.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

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Net Asset Value

US Bancorp Fund Services LLC (“USBFS”), the Fund’s administrator and fund accounting agent, calculates the Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. E.S.T.) every day the New York Stock Exchange is open. The NAV for one Share is the value of that Share’s portion of the net assets of the Fund, which is calculated by taking the market price of the Fund’s total assets, including any interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent is the NAV per Share.

Section 2(a)(41) of the 1940 Act provides that when a market quotation is readily available for a fund’s portfolio investments, such investment must be valued at the market value. Rule 2a-5 under the 1940 Act defines a readily available market quotation as “a quoted price (unadjusted) in active markets for identical investments that the fund can access at a measurement date, provided that a quotation will not be readily available if it is not reliable.” If a market quotation is not “readily available” the portfolio investment must be fair valued as determined in good faith by a fund’s board of trustees. Rule 2a-5 allows a fund’s board of trustees to designate the fund’s investment adviser as the “valuation designee” to perform fair value determinations subject to certain conditions. In accordance with Rule 2a-5, the Board has appointed Innovator as the “Valuation Designee” for the Fund’s portfolio investments. Investments will be fair valued as determined in good faith in accordance with the policies and procedures established by Innovator as the Valuation Designee pursuant to Rule 2a-5 and approved by, and subject to the oversight of, the Board of Trustees. As a general principle, “fair value” represents a good faith approximation of the value of a portfolio investment and is the amount the Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. The use of fair value prices may result in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. While the Valuation Procedures (defined below) are intended to result in the Fund’s NAV calculation that fairly reflects the values as of the time of pricing, the fair value determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.

FLEX Options listed on an exchange (e.g., Cboe) will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Fund’s option has a same-day market trading price, this same-day market trading price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Sub-Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s NAV. If either pricing vendor is not available to provide a model price for that day, the value of a FLEX option will be determined by Innovator as Valuation Designee in accordance with the Valuation Procedures. In instances where in the same trading day, a particular FLEX Option is represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation

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unit or a redemption unit), for valuation purposes that trading day the Fund will default to use the trade price for both instances, rather than the model price otherwise available for the in-kind transaction.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price.

Exchange-traded options (other than FLEX Options) and futures contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be valued at fair value. Any fair value determination will be made in accordance with the policies and procedures established by Innovator as Valuation Designee in accordance with Rule 2a-5.

USBFS may obtain all market quotations used in valuing securities from a third-party pricing service vendor (a “Pricing Service”). If no quotation can be obtained from a Pricing Service, then USBFS will contact Innovator. Innovator is responsible for establishing the valuation of portfolio securities and other instruments held by the Fund in accordance with the pricing and valuation procedures adopted by the Board (the “Valuation Procedures”). Innovator will then attempt to obtain one or more broker quotes for the security daily and will value the security accordingly.

If no quotation is available from either a Pricing Service, or one or more brokers, or if Innovator has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by Innovator in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following: (a) the type of security; (b) the size of the holding; (c) the initial cost of the security; (d) transactions in comparable securities; (e) price quotes from dealers and/or pricing services; (f) relationships among various securities; (g) information obtained by contacting the issuer, analysts, or the appropriate stock exchange; (h) an analysis of the issuer’s financial statements; and (i) the existence of merger proposals or tender offers that might affect the value of the security.

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With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell Shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its Shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

For more information about how the Fund’s NAV is determined, please see the section in the SAI entitled “Determining Offering Price and Net Asset Value.”

Fund Service Providers

US Bancorp Fund Services LLC is the administrator and transfer agent for the Trust. U.S. Bank, N.A. serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information showing the number of days the market price of Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.innovatoretfs.com.

Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Rule 12d1-4 under the 1940 Act provides the requirements under which an investment company may invest in securities of another investment company beyond the limits prescribed in Section 12(d)(1) of the 1940 Act. Any investment by another investment company in the Fund, or by the Fund in another investment company, must comply with Rule 12d1-4 in order to exceed the limits contained in Section 12(d)(1).

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. The total returns in the table represent how much an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single Fund Share. The information below has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR, which is available upon request.

Innovator ETFs® Trust

Financial Highlights

Innovator Premium Income 20 Barrier ETF™ — April

		Investment Operations:			Less Distributions From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total From Investment Operations	Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
10/31/2024	$24.71	$1.02	$0.76	$1.78	$(1.28)	$(0.42)	$(0.08)	$(1.78)
10/31/2023(e)	$24.46	$0.59	$0.61	$1.20	$(0.79)	$(0.18)	$—	$(0.97)
						Supplemental Data and Ratios
For the Year Ended	ETF Transaction Fees Per Share		Net Asset Value, End of Year	Total Return		Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)
10/31/2024	$—	(g)	$24.71	7.43%		$27,802	0.79%	4.12%	—%
10/31/2023(e)	$0.02		$24.71	5.04	%(f)	$26,563	0.79%	4.10%	—	%(f)

(a)      Net investment income per share has been calculated based on average shares outstanding during the year.

(b)      Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)      Portfolio turnover rate excludes in-kind transactions.

(d)      Annualized for periods less than one year.

(e)      Inception date of the Fund was March 31, 2023.

(f)      Not annualized for periods less than one year.

(g)      Amount represents less than $0.005 per share.

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Innovator Premium Income 20 Barrier ETF™ — April

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund’s most recent SAI, annual or semi-annual reports and certain other information such as Fund financial statements are available free of charge by calling the Fund at (800) 208-5212, on the Fund’s website at www.innovatoretfs.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Innovator Capital Management, LLC 200 W. Front Street Wheaton, Illinois 60187 (800) 208-5212 www.innovatoretfs.com	SEC File #: 333-146827 811-22135

Prospectus

Innovator Premium Income 30 Barrier ETF™ — April

(Cboe BZX — APRJ)

February 28, 2025

Innovator Premium Income 30 Barrier ETF™ — April (the “Fund”) is a series of
Innovator ETFs® Trust (the “Trust”) and is an actively managed ETF.

•    The Fund invests in FLexible EXchange Options (“FLEX Options”) that reference the S&P 500® Price Return Index (the “U.S. Equity Index”) and U.S. Treasury bills (“U.S. Treasuries”) to employ an income-oriented “defined outcome strategy.” Defined outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The outcomes sought by the Fund, which include the defined distributions and barrier discussed below (the “Outcomes”), are contingent on the performance of the U.S. Equity Index’s price return and the yield of the U.S. Treasuries over an approximately one-year period from April 1 through March 31 of the following year (the “Outcome Period”). The current Outcome Period is from April 1, 2024 through March 31, 2025. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another Outcome Period will begin. The Fund and the sought-after Outcomes are designed for shareholders who invest from the commencement of the Outcome Period through the end of the Outcome Period. If an investor purchases shares of the Fund (“Shares”) after the Outcome Period has begun or sells Shares prior to the expiration of the Outcome Period, the investment outcomes experienced by such investor will differ from the Fund’s sought-after Outcomes. There is no guarantee that the Outcomes for an Outcome Period will be realized.

•   As further described in this Prospectus, the Fund’s principal investment strategy seeks to provide the following investment profile over each Outcome Period:

•   Defined Distributions:    The Fund seeks to provide shareholders distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 6.49% prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each March, June, September and December will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). The Defined Distribution Rate is applicable only to those investors who hold Shares for an entire Outcome Period and is not guaranteed. See “Principal Investment Strategies – Fund Portfolio”.

•   Barrier:    The Fund seeks to provide an investment “barrier” — an investment strategy whereby a payoff depends upon whether an underlying asset or index has breached a predetermined performance level. For each Outcome Period, the Fund will establish a barrier against losses for shareholders that is based upon the performance of the U.S. Equity Index over the duration of each Outcome Period, whereby shareholders are not expected to experience losses over the course of an Outcome Period if the market value of the U.S. Equity Index decreases by 30% or less, calculated from the commencement of the Outcome Period to the final day of the Outcome Period (the “Barrier”). Shareholders will be subject to the entirety (i.e., one-to-one exposure) of the downside of the U.S. Equity Index’s performance calculated from the commencement of the Outcome Period to the final day of the Outcome Period if, at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier. At the conclusion of each Outcome Period, the Fund will establish a new Barrier (i.e., beginning at 30% of U.S. Equity Index losses) for the next Outcome Period. The Barrier level beginning at 30% of losses of the U.S. Equity Index will remain constant from one Outcome Period to the next. Please note, the operation of the Barrier is not guaranteed. Unlike other funds that utilize defined outcome investment strategies, the Fund does not provide a buffer against all U.S. Equity Index losses or a floor that provides a maximum amount of U.S. Equity Index losses. As a result, an investor can lose its entire investment prior to consideration of any Defined Distribution payments. As further described in this prospectus, shareholders will be subject to “Initial Breach Losses” and “Full Breach Losses” with respect to the Barrier. See “Principal Investment Strategies – The Barrier” for additional information.

•   Outcomes:    The Fund is designed to provide investors with Outcomes for each Outcome Period that is equal to the Defined Distribution Rate, less the losses experienced by the U.S. Equity Index if such losses exceed the Barrier at the end of the Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced a positive price return, or price return losses that are less than the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the U.S. Equity Index has experienced losses at the end of the Outcome Period that exceed the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value reflecting the losses experienced by the U.S. Equity Index losses, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the U.S. Equity Index over each Outcome Period.

Investors that purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. See “Principal Investment Strategies – General Strategy Description and – Intra-Outcome Period”.

•   The Outcomes are provided prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets are considered, the Defined Distribution Rate is 5.70%. In addition, any loses that an investor experiences in relation to the Barrier will be reduced by the Fund’s annual management of 0.79%. The Outcomes will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

•   The Fund’s FLEX Options positions will not provide upside exposure to the price return of the U.S. Equity Index and therefore the Fund will not participate in any increases in the price return of the U.S. Equity Index over the duration of the Outcome Period. Notwithstanding the above, the Fund is subject to the possibility of experiencing the significant losses of the U.S. Equity Index if its price return falls below the Barrier. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of U.S. Equity Index.

•   The Outcomes may only be realized by investors who hold Shares at the outset of the Outcome Period and continue to hold such Shares until the conclusion of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes on the last day of each Outcome Period. It should not be expected that the Outcomes, including the net effect of the Fund’s annual management fee on the Outcomes, will be provided at any point prior to the last day of the Outcome Period. Investors considering purchasing Shares after the Outcome Period has begun or selling Shares prior to the end of the Outcome Period should visit the website referenced below to fully understand the potential Outcomes.

•   The Fund’s website, www.innovatoretfs.com/aprj, provides important Fund information (including, among other items, Outcome Period start and end dates, information relating to the Defined Distributions, the Defined Distribution Rate and the potential Outcomes related to the Barrier), as well information relating to the potential outcomes of an investment in the Fund on a daily basis. If you are contemplating purchasing Shares, please visit the Fund’s website.

Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund. The Fund has characteristics unlike many other traditional investment products and may not be suitable for all investors.

The Fund lists and principally trades its Shares on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices may differ to some degree from the net asset value of Shares. Unlike mutual funds, the Fund issues and redeems Shares at NAV only in large blocks of Shares called “Creation Units.” The Fund is a series of the Trust and is an actively managed exchange-traded fund organized as a separate series of a registered management investment company.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Innovator Premium Income 30 Barrier ETF™ – April

Investment Objective

The Fund seeks to provide investors, over the period from April 1, 2024 to March 31, 2025, with an investment that provides a high level of income through a Defined Distribution Rate of 6.49% (prior to taking into account management fees and other fees) and that is not subject to any losses experienced by the U.S. Equity Index that are at or below a 30% Barrier and is subject to initial losses experienced by the U.S. Equity Index beginning at the 30% Barrier and to the full extent of U.S. Equity Index losses on a one-to-one basis beginning at 31%.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.79%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.
	1 Year	3 Years	5 Years	10 Years
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:	$81	$252	$439	$978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

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Principal Investment Strategies

General Strategy Description.    The Fund is an actively managed exchange-traded fund (“ETF”) that invests in U.S. Treasury bills (the “U.S. Treasuries”) and FLexible EXchange® Options (“FLEX Options”) that use as a reference asset a broad-based U.S. equity index, specifically the S&P 500® Price Return Index (the “U.S. Equity Index”). Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand the characteristics of the Fund before making an investment in the Fund. As described further below, the Fund differs from other funds that utilize a defined outcome investment strategy. The Fund does not provide a buffer against all U.S. Equity Index losses or a floor that provides a maximum amount of U.S. Equity Index losses. As a result, an investor can lose its entire investment prior to consideration of any Defined Distribution payments. As further described below, the Fund’s principal investment strategy seeks to provide the following investment profile over an approximately one-year period from April 1 to March 31 of the following year (the “Outcome Period”):

•   Defined Distributions:    The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 6.49%, prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is based on market conditions at the onset of the Outcome Period and is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each March, June, September and December will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Defined Distribution Rate” for additional information.

•   Barrier:    The Fund seeks to provide an investment “barrier” — an investment strategy whereby a payoff depends upon whether an underlying asset or index has breached a predetermined performance level. For each Outcome Period, the Fund will establish a barrier against losses for shareholders that is based upon the performance of the U.S. Equity Index over the duration of each Outcome Period, whereby shareholders are not expected to experience losses over the course of an Outcome Period if the market value of the U.S. Equity Index decreases by 30% or less, calculated from the commencement

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of the Outcome Period to the final day of the Outcome Period (the “Barrier”). If at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier, the Fund will experience one of two loss profiles:

•   If at the conclusion of the Outcome Period the market value of the U.S. Equity Index has decreased in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period in an amount that is greater than the Barrier (30%) but less than or equal to 31%, the Fund will be subject to U.S. Equity Index losses on an accelerated basis from 0% to 31%, which will correspond to the U.S. Equity Index losses from 30% to 31% (the “Initial Breach Losses”). See “Principal Investment Strategies — The Barrier — Initial Breach Losses.”

•   If at the conclusion of the Outcome Period the market value of the U.S. Equity Index decreases in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period in an amount that is greater than 31%, the Fund will be subject to the full extent of U.S. Equity Index losses on a one-to-one basis (the “Full Breach Losses”). See “Principal Investment Strategies — The Barrier — Full Breach Losses.”

At the conclusion of each Outcome Period, the Fund will establish a new Barrier (i.e., beginning at 30% of U.S. Equity Index losses) for the next Outcome Period. The Barrier level beginning at 30% of losses of the U.S. Equity Index and the level at which Full Breach Losses commence (31%) will each remain constant from one Outcome Period to the next. There is no guarantee that the Fund will be successful in its attempt to implement the Barrier. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Barrier” for additional information.

•   Outcomes:    The pre-determined outcomes sought by the Fund, which include the Defined Distributions and the Barrier (the “Outcomes”) are designed to provide investment performance for each Outcome Period that is equal to the Defined Distribution Rate, less the Initial Breach Losses or Full Breach Losses, as applicable, if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced (in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period) a positive price return, or price return losses that are less than the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the U.S. Equity Index has experienced losses at the end of the Outcome Period that exceed the Barrier (in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period), the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value equal to the Initial Breach Losses or Full Breach Losses, as applicable, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the U.S. Equity Index over the Outcome Period. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Outcome Period” for additional information. The Fund and the sought-after Outcomes are designed for shareholders who invest and hold Shares from the commencement of the Outcome Period through the end of the Outcome Period. The effect

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of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. If an investor purchases Shares after the Outcome Period has begun or sells Shares prior to the conclusion of the Outcome Period, the Outcomes experienced by the investor will differ from the Fund’s sought-after Outcomes. See “Principal Investment Strategies – Intra-Outcome Period”.

The Fund seeks a high level of income that exceeds an investment in U.S. Treasuries with premiums generated from the Fund’s FLEX Options positions. As further described below, the Fund will purchase U.S. Treasuries and enter into a series of FLEX Option contracts that provides additional income to the Fund by virtue of premiums received from sold FLEX Options. The Fund is designed to provide Defined Distributions based on a Defined Distribution Rate that is established at the commencement of each Outcome Period. The Defined Distribution Rate is based upon prevailing market conditions for both the U.S Treasuries and the FLEX Options on the first day of the Outcome Period and will be further reduced by the Fund’s annual management fees, any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the current Outcome Period, the Defined Distribution Rate is 6.49% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.70%. While the Defined Distribution Rate is expected to remain constant over the Outcome Period for shareholders who hold Shares continuously from the commencement of the Outcome Period until its conclusion, the Defined Distribution Rate is not guaranteed. The Defined Distribution Rate is based on the NAV per Share at the commencement of the Outcome Period and any shareholders that initially invest at a Share price that differs from this NAV will not experience the Defined Distribution Rate. Because the Defined Distribution Rate is based upon prevailing market conditions at the beginning of an Outcome Period, the Defined Distribution Rate will rise or fall from one Outcome Period to the next.

Fund shareholders also will be subject to losses experienced by the U.S. Equity Index if the U.S. Equity Index experiences losses from the commencement of the Outcome Period to its conclusion that exceed the Barrier. The Fund will seek to set the Barrier at 30% of U.S. Equity Index losses at the end of each Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced a positive price return, or price return losses that are less than the Barrier, the Fund will not experience any of the losses of the U.S. Equity Index and is designed to provide returns that equal the Defined Distribution Rate. However, if the U.S. Equity Index has decreased in value below the Barrier at the end of the Outcome Period, the Fund’s investments will generate Outcomes that equal the Defined Distribution Rate less the Initial Breach Losses or Full Breach Losses, as applicable. The Fund will not benefit from any increases in the U.S. Equity Index over the course of an Outcome Period but is subject to the possibility of significant losses experienced by the U.S. Equity Index if the value of the U.S. Equity Index drops below the Barrier at the end of the Outcome Period. A shareholder could lose its entire investment. The Fund will not receive or benefit from any dividend payments made by the constituents of the U.S. Equity Index.

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The current Outcome Period is from April 1, 2024 through March 31, 2025. Upon the conclusion of the Outcome Period, the Fund will receive the value of its investments in the U.S. Treasuries upon the maturity of such U.S. Treasuries and deliver cash owed on its FLEX Options positions, if any. At the commencement of the new Outcome Period, the Fund will enter into new FLEX Options with an expiration date of approximately one year and invest in U.S Treasuries with maturity dates on or about each Distribution Date, the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period. The Outcomes may only be realized by shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. See “Principal Investment Strategies – Intra-Outcome Period” and “Principal Investment Strategies – The Outcome Period” for additional information.

Fund Portfolio.    The Fund’s investment sub-adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”) will pursue the Fund’s investment objective through the combination of FLEX Options positions that reference the U.S. Equity Index and in U.S. Treasuries. As further described below, the Fund will invest proceeds from investments in the Fund, together with the FLEX Options premium net proceeds, in U.S. Treasuries in seeking to provide the Defined Distribution Rate.

FLEX Options are exchange-traded option contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. See “Principal Risks – Derivatives Risk – FLEX Options Risk”. The Fund’s FLEX Options positions have expiration dates on or about the final date of the Outcome Period. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option contract the right to buy or sell a particular asset at a specified future date at an agreed upon price. An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the seller of the put option contract (i.e., the “writer”) the obligation to buy (if the option is exercised), a specified amount of an underlying security at a pre-determined price (the strike price). The FLEX Options used by the Fund are European-style option contracts, meaning that the FLEX Options may only be exercised on the expiration date. The FLEX Options are not guaranteed to perform as expected. See “Principal Risks – Barrier Risk” and “Principal Risks – Derivatives Risk – FLEX Options Risk” below for additional information. Each of the FLEX Options sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options sold on the first day of the Outcome Period. The reference asset for the Fund’s FLEX Options positions is the U.S. Equity Index. The U.S. Equity Index is a large-cap, market-weighted, U.S. equities index that tracks the price return of the 500 leading companies in leading industries, excluding dividends. Through its use of FLEX Options that provide exposure to the U.S. Equity Index, the Fund has significant exposure to companies in the information technology sector. For more information on the U.S. Equity Index, please see the section of the prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The Fund also purchases U.S. Treasuries that align with the quarterly Distribution Dates for the effective management of the Fund’s portfolio and Defined Distributions, with the majority of the Fund’s assets invested in U.S. Treasuries that expire on or about the final Distribution Date at

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the conclusion of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

The below chart represents the Fund’s investment portfolio and related investment function of each component.

Innovator Premium Income 30 Barrier ETF – Fund Holdings

Portfolio Investment	Investment Terms	Investment Function	Investment Maturities/Expirations
U.S. Treasuries	Investments in the Fund and premiums generated from the Fund’s put FLEX Option positions are invested in U.S. Treasury bills supported by full faith and credit of U.S. Government	Treasury Income	Quarterly to align with the Defined Distributions, including the final day of the Outcome Period
Sold Put FLEX Option Contract on U.S. Equity Index

Fund sells an out-of-the-money put FLEX Option (i.e., the strike price is less than the current asset price) at 70% of then-current value of the U.S. Equity Index at the beginning of the outcome Period

Premium generated from selling put FLEX Option which is subsequently invested in U.S. Treasuries

Position provides one-to-one downside exposure to the U.S. Equity Index starting at 70% of the then-current value of the U.S. Equity Index

Final day of the Outcome Period
Put Spread FLEX Option Contracts on U.S. Equity Index

Fund sells and purchases a package of 30 put FLEX Option contracts at approximately 70% and approximately 69%, respectively of then-current value of the U.S. Equity Index at the beginning of the Outcome Period

		Net premiums generated from the put spread are subsequently invested in U.S. Treasuries Positions provide the Barrier, Initial Breach Losses, and Full Breach Losses	Final day of the Outcome Period

The Sub-Adviser seeks to specifically select the strike price for each FLEX Option contract held by the Fund such that if the FLEX Options were exercised on the expiration date (the final day of the Outcome Period), the Fund’s portfolio would provide a 30% Barrier with losses experienced by the Fund beginning at 30% of losses on an initial accelerated basis and experienced to the full extent of the U.S. Equity Index losses on a one-to-one basis starting at 31% of losses. The Fund’s portfolio holdings are as detailed below:

•   A sold put FLEX Option with a strike price at 70% of the value of the U.S. Equity Index at the commencement of the Outcome Period. The sold put FLEX Option provides one-to-one downside for all losses that exceed the strike price. In exchange for selling the put FLEX Option, the Fund will receive a premium that will be invested in the U.S. Treasuries and be part of the Defined Distribution Rate.

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•   A “put option spread” strategy which uses a package of 30 purchased and sold put FLEX Options that reference the U.S. Equity Index. The Fund will sell put FLEX Options with a strike price of approximately 70% of the price of the U.S. Equity Index at the commencement of each Outcome Period. The Fund will simultaneously purchase the same number of put FLEX Options with a strike price of approximately 69% of the price of the U.S. Equity Index at the commencement of each Outcome Period. The 30 purchased put options with a 1% spread results in the Barrier, Initial Breach Losses and Full Breach Losses, as applicable. Specifically, the 1% spread for each of the 30 put options subjects the Fund to U.S. Equity Index losses at the conclusion of the Outcome Period on an initial accelerated basis from 0% to 31% which will correspond to the U.S. Equity Index losses from 30% to 31% at the conclusion of the Outcome Period. The 30 sold put options expose the Fund to the extent of U.S. Equity Index Losses exceed 31% on a one-to-one basis at the conclusion of the Outcome Period. The Fund invests the net premiums generated from the purchased and sold put FLEX Options in U.S. Treasuries to be included as part of the Defined Distribution Rate.

•   The Fund uses proceeds from the sale of Shares to purchase U.S. Treasuries that mature at the end of the Outcome Period. The Fund receives premiums from its FLEX Options positions and invests the proceeds in U.S. Treasuries with maturities that align with the Distribution Dates. The U.S. Treasuries are entitled to an interest rate, which when added to the premiums received for selling FLEX Options, produce the Defined Distribution Rate. The Defined Distribution Rate is distributed to shareholders in Defined Distributions.

Intra-Outcome Period.    It is anticipated that during the Outcome Period the Fund’s NAV will not change in value at the same rate as the U.S. Equity Index, and in some instances may not be correlated to the movements in the value of the U.S. Equity Index. The Fund’s NAV is based upon the value of its portfolio. During each Outcome Period, the Fund’s NAV will be subject to increases and decreases in the market value of the U.S. Treasuries until the U.S. Treasuries held by the Fund mature. The value of the Fund’s FLEX Options positions, which expire at the conclusion of an Outcome Period, will also impact the Fund’s NAV and is dependent upon additional factors. Although the value of the U.S. Equity Index is a significant component of the value of the Fund’s FLEX Options, the time remaining until the FLEX Options expire and other factors, including current interest rates and volatility rates, will also affect their value. The Sub-Adviser, anticipates that the value of the FLEX Options, and therefore the Fund’s NAV, may increase on days when the U.S. Equity Index increases (if the U.S. Equity Index is below its original value at the start of the Outcome Period) and may decrease on days when the U.S. Equity Index’s level decreases, but that the rate of change will be less than that experienced by the U.S. Equity Index. Because the Fund will not participate in upside exposure to the U.S. Equity Index for the entirety of an Outcome Period, to the extent the value of the U.S. Equity Index increases beyond the initial value at the commencement of the Outcome Period, the value of the Fund’s FLEX Options are not expected to have corresponding price movements. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, the proximity of the value of the U.S. Equity Index to the Barrier will have a significant impact on the value of the Fund’s FLEX Options and the direction and rate of change of the Fund’s NAV as compared to that of the U.S. Equity Index. Similar to other securities with established dividend or distribution payment dates, it is expected that the Fund’s NAV may increase or decrease immediately prior to and following a Distribution Date. As a result, it is possible that the Fund’s

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NAV could decrease notwithstanding an increase in the U.S. Equity Index. It is anticipated that the Fund will be subject to significant changes in the value of the FLEX Options, and therefore the Fund’s NAV, at the end of the Outcome Period depending on the proximity of the value of the U.S. Equity Index to the Barrier. As a result, as time approaches the expiration date of the FLEX Options, subsequent movements in the value of the U.S. Equity Index may have dramatic impacts on the Fund’s NAV. Investors should understand this potential relationship before investing in the Fund.

Investors purchasing Shares after the Outcome Period has begun or selling Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Such experience may be impacted as detailed below:

•   Impact on the Defined Distribution Rate:    The Defined Distribution Rate is measured against the NAV per Share at the commencement of the Outcome Period and is only applicable to shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. Investors purchasing Shares after an Outcome Period commences will have a different effective Defined Distribution Rate as a result of any differences versus the price of the Shares purchased versus that of the Fund’s NAV at the commencement of the Outcome Period. See “Additional Information About the Fund’s Principal Investment Strategies.”

•   Impact on the Barrier:    If an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value which will affect the amount of losses the U.S. Equity Index may incur before the Barrier. The effect of the Barrier on the sought-after Outcomes is measured at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. If the U.S. Equity Index has decreased in value, such intra-Outcome Period investor will not receive a full 30% Barrier. If an investor is considering purchasing Shares during the Outcome Period, and the value of the U.S. Equity Index has already decreased, an investor purchasing Shares at that time will receive less of a Barrier or no Barrier that the Fund seeks to offer for the remainder of the Outcome Period. Although the effect of the Barrier with respect to the Fund’s designed Outcomes over an Outcome period is measured only at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier and subsequent movements in the value of the U.S. Equity Index.

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The Outcome Period.    The Outcome Period is from April 1 to March 31 of the following year and begins on the day the FLEX Options are entered into and ends approximately one year later on the expiration date for the FLEX Options. Because the terms of the FLEX Options will not change over the course of the Outcome Period, the Barrier is measured against the value of the U.S. Equity Index at the onset of the Outcome Period. In addition, certain of the Fund’s U.S. Treasuries will mature at or near the end of each Outcome Period. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares at the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes. The Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period.    There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

U.S. EQUITY INDEX VERY NEGATIVE SCENARIO
U.S. EQUITY INDEX NEGATIVE SCENARIO
U.S. EQUITY INDEX FLAT SCENARIO
U.S. EQUITY INDEX POSITIVE SCENARIO
Profit
Loss
DEFINED DISTRIBUTION RATE
TARGETED 30% BARRIER
-100%
-100% + Defined Distribution Rate*
-25%
0%
U.S. Equity Index
Fund

* Please note: this graph is provided merely to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the U.S. Equity Index, the Barrier and the Defined Distribution Rate. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

The following table contains hypothetical examples designed to illustrate the operationality of the Fund and the Outcomes it seeks to provide over an Outcome Period. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the U.S. Equity Index, the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the U.S. Equity Index, the FLEX Options or the Fund. The actual overall performance of the Fund will vary during the Outcome Period. While the Fund’s FLEX Options

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performance includes premiums generated from such FLEX Options, the below table reflects that premiums generated from the Fund’s FLEX Options positions are included in the Defined Distribution Rate. Please refer to the Fund’s website, www.innovatoretfs.com/aprj, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

U.S. Equity Index Performance	-100%	-50%	-35%	-20%	0%	10%	20%	50%	100%
FLEX Options Performance	-100%*	-50%*	-35%*	0%*	0%*	0%*	0%*	0%*	0%*
Fund Performance	-100% + Defined Distribution Rate**	-50% + Defined Distribution Rate**	-35% + Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**

*           The FLEX Options’ performance includes the premium received by the Fund for selling such options, which is not reflected in this figure, but is included in the Defined Distribution Rate indicated below.

**         The Fund’s performance is equal to the Defined Distribution Rate minus the losses experienced by the U.S. Equity Index that exceed the Barrier, if any. The Defined Distribution Rate is set on the first day of the Outcome Period and is 6.49% prior to taking into any account fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.70%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Defined Distribution Rate, and therefore the performance delivered by the Fund to the Fund’s shareholders.

The Defined Distribution Rate.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the course of the Outcome Period is the Defined Distribution Rate, less the Initial Breach Losses or Full Breach Losses, as applicable, if the losses of the U.S. Equity Index exceed the Barrier at the end of the Outcome Period (in comparison to the market value of the U.S. Equity Index at the commencement of the Outcome Period). The Defined Distribution Rate, which is paid out via the Defined Distributions, is determined at the commencement of each Outcome Period and represents the expected payment rate an investor can achieve from an investment in Shares over the duration of the Outcome Period, however such payment rate is not guaranteed. The Defined Distribution Rate is the result of the premiums received from the Fund’s sold FLEX Options and the income received by the Fund through its investments in U.S. Treasuries. The Defined Distribution Rate is calculated against the Fund’s NAV per Share at the commencement of the Outcome Period and is only representative to shareholders who invest in Shares at this NAV per Share. If a shareholder purchases Shares at a market price that differs from that of the NAV per Share at the commencement of the Outcome Period, such shareholder will experience a different rate than the Defined Distribution Rate.

During each Outcome Period, the Fund will purchase and sell FLEX Options and use the proceeds from the sale of Shares to purchase U.S. Treasuries. The amount of premiums the Fund receives for selling FLEX Options as well as the interest rate for the U.S. Treasuries, and therefore the Defined Distribution Rate of the Fund, will be dependent upon prevailing market conditions at the time the Fund enters into the FLEX Options and purchases U.S. Treasuries, most notably, current interest rates and volatility in the U.S. Equity Index. The Defined Distribution Rate for the current Outcome Period is 6.49% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.70%. The Defined Distribution Rate will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred
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by the Fund. For the purposes of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. The Defined Distribution Rate is also set forth on the Fund’s website at www.innovatoretfs.com/aprj.

The Fund distributes the Defined Distribution Rate through the Defined Distributions. Defined Distributions are paid on the first business day of the month following the quarter-end (each a Distribution Date), to shareholders of record on the last business day of each March, June, September and December. The Defined Distribution Rate is only applicable to investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. The Defined Distribution Rate will remain constant for such investors over the course of a single Outcome Period. However, the Defined Distribution Rate will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Defined Distribution Rate and Defined Distributions should be considered before investing in the Fund. If an investor is considering purchasing Shares after the Outcome Period has commenced, and the Fund has already made some or all of its Defined Distributions, an investor purchasing Shares will not receive the same Defined Distribution Rate for the remainder of the Outcome Period but will still remain vulnerable to the entirely of the significant downside risks associated with the Barrier. In such an instance, the investor may experience significantly different Outcomes than those the Fund seeks to provide. There is no guarantee that the Fund will successfully achieve its investment objective.

The Barrier.    Fund shareholders are subject to all of the losses experienced by the U.S. Equity Index, however the Fund provides the Barrier such that investors will only experience losses if the U.S. Equity Index experiences losses that exceed the Barrier at the end of the Outcome Period. The Barrier is set at a level such that investors are not expected to experience losses against the first 30% of U.S. Equity Index losses over the course of the Outcome Period, to the extent the U.S. Equity Index decreases in value by 30% or less. The Barrier is provided irrespective of the Fund’s annual management fee, transaction fees and any extraordinary expenses incurred by the Fund, however any losses that an investor experiences in relation to the Barrier will be reduced by the Fund’s annual management of 0.79% and further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period and it therefore should not be expected that the Barrier will be provided at any point prior to the last day of the Outcome Period. Investors purchasing Shares after the commencement of the Outcome Period at a point in which the U.S. Equity Index has changed in value will impact the amount of losses that may be experienced by the U.S. Equity Index before the Barrier is met. While the Fund seeks to provide the Barrier for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. There is no limit on losses the Fund could experience, and an investor may lose its entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The structure of the Fund’s FLEX Options is such that if at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier, the Fund will begin to experience losses starting at the Barrier. The Fund will experience one of two loss profiles: “Initial Breach Losses” or “Full

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Breach Losses”. As further described below, the operation of the Fund’s FLEX Options portfolio is such that, at the end of an Outcome Period, if U.S. Equity Index losses measured over the Outcome Period exceed the Barrier (30%) but are less than 31%, the Fund will experience, prior to the payment of any Distributions, accelerated losses from 0% to 31%. If, at the end of the Outcome Period, U.S. Equity Index losses measured over the Outcome Period exceed 31%, the Fund will experience, prior to the payment of any Distributions, one-to-one losses of the U.S. Equity Index.

•   Initial Breach Losses.    Initial Breach Losses occur when the U.S. Equity Index has exceeded the Barrier, but by an amount less than or equal to 31%. Initial Breach Losses occur as a result of the combination of the Fund’s put option spreads as well as the sold put option contract. Specifically, the Fund invests in a package of 30 put option spreads that provide losses of up to 1% for each spread while simultaneously selling a put FLEX Option that provides one-to-one downside exposure starting at 30% of U.S. Equity Index losses. If the U.S. Equity Index has exceeded the Barrier, but by an amount less than or equal to 31%, the Fund will experience the below losses over an Outcome Period, prior to the payment of Defined Distributions:

Outcome Period Initial and Full Breach Losses Profile

U.S. Equity Index Losses	Put Spread Losses	Put Losses	Fund Losses
-30.00%	0.00%	0.00%	0.00%
-30.25%	-7.25%	-0.25%	-7.50%
-30.50%	-15.00%	-0.50%	-15.50%
-30.75%	-22.50%	-0.75%	-23.25%
-31.00%	-30.00%	-1.00%	-31.00%
-32.00%	-30.00%	-2.00%	-32.00%

•   Full Breach Losses.    Full Breach Losses occur after U.S. Equity Index losses are equal to or exceed 31%. Full Breach Losses are a result of the Fund’s FLEX Options and expose the Fund to the extent of U.S. Equity Index Losses on a one-to-one basis over the course of the Outcome Period. As shown in the table above, if the U.S. Equity Index has exceeded 31%, the Fund’s put spread options will produce a loss of 30% and the Fund’s naked put FLEX Option will produce the remaining loss such that losses, in combination, will equal the losses of the U.S. Equity Index. There is no limit on losses the Fund can experience, and an investor may lose its entire investment.

The Barrier is measured at the end of the Outcome Period. While the Fund’s NAV is expected to move as a result in changes in the value of the Fund’s FLEX Options (which is dependent upon the movements of the U.S. Equity Index, among other reasons), the FLEX Options are European-style options and can only be exercised on the expiration date. Accordingly, the measuring value of the U.S. Equity Index is on the final day of the Outcome Period only, and therefore the Barrier is measured and effective only on the final day of the Outcome Period.

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and U.S. Treasuries, and another Outcome Period will commence.

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Following the close of business on the last day of the Outcome Period, the Fund will disclose the Fund’s final Defined Distribution Rate (both gross and net of the unitary management fee) for the next Outcome Period on the Fund’s website, www.innovatoretfs.com. The Fund’s website will also provide information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and potential Outcomes related to the Barrier, of an investment in the Fund on a daily basis.

The Fund’s website, www.innovatoretfs.com/aprj, provides information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and Barrier, of an investment in the Fund on a daily basis.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Defined Outcome Strategy Risk.    The Fund employs an income-oriented “defined outcome strategy”, and is therefore subject to certain unique risks, which are detailed below.

Barrier Risk.    The Fund establishes the Barrier based on the performance of the U.S. Equity Index over the duration of the Outcome Period, calculated from the commencement of the Outcome Period to its conclusion. The Fund begins to experience the entirety of the losses of the U.S. Equity Index if such losses breach the Barrier, through the Initial Breach Losses or Full Breach Losses, as applicable. To the extent the U.S. Equity Index decreases in value by 30% or less at the end of the Outcome Period, investors are not expected to experience the losses of the U.S. Equity Index. There is no guarantee that the Fund will be successful in its strategy to implement the Barrier and if the operationality of the Barrier fails, investors could experience losses of the U.S. Equity Index irrespective of the sought-after Barrier. Further, while the Fund subjects shareholders to Initial Breach Losses on an accelerated basis from 0% to 31% if the U.S. Equity Index experiences losses of between 30% to 31% and Full Breach Losses thereafter, such returns are not guaranteed, and if the FLEX Options fail to perform as expected, an investor could experience additional losses. A shareholder may lose its entire investment, prior to consideration of any Defined Distributions paid by the Fund. The effect of the Barrier is measured only at the end of the Outcome Period, regardless of whether the U.S. Equity Index has experienced losses that exceed the Barrier at any point during the Outcome Period. Although the effect of the Barrier is only measured at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier. In the event an investor purchases

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Shares after the commencement of the Outcome Period or sells Shares prior to the expiration of the Outcome Period, the Barrier that the Fund seeks to provide may be less or not available at all. In addition, the operationality of the Barrier is such that the Fund may experience dramatic changes in value of its NAV at the end of the Outcome Period, even if the changes in the U.S. Equity Index are minimal. If the U.S. Equity Index’s value is at or near the Barrier at the end of the Outcome Period, small changes in the value of the U.S. Equity Index could result in dramatic changes in the value of the FLEX Options and therefore the Fund’s NAV. Investors should understand these risks before investing in the Fund.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to Initial Breach Losses or Full Breach Losses, as applicable, if losses of the U.S. Equity Index exceeds the Barrier. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the U.S. Equity Index (relative to the initial value of the U.S. Equity Index at the commencement of the Outcome Period) despite being subject to all of the downside losses of the U.S. Equity Index after such losses exceed the Barrier. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as Fund will not experience any positive price returns of the U.S. Equity Index, if any, and the Fund would underperform the U.S. Equity Index to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the

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returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the U.S. Equity Index and may underperform the U.S. Equity Index and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Barrier and Defined Distributions.

FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain

15

other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the U.S. Equity Index’s price return has dropped below the Barrier. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the U.S. Equity Index. Depending on the value of the U.S. Equity Index at this time and its proximity to the Barrier, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the U.S. Equity Index. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the U.S. Equity Index’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the U.S. Equity Index’s price return, changes in interest rates, changes in the actual and implied volatility of the U.S. Equity Index, the Barrier and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 under the 1940 Act (“Rule 18f-4”) in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a

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clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

U.S. Equity Index Risk.    Because the Fund is subject to the downside price returns of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier, the Fund is subject to the associated risks of the U.S. Equity Index. As such, the Fund may be subject to the following risks as a result of its exposure to the U.S. Equity Index through its usage of FLEX Options:

Equity Securities Risk.    The U.S. Equity Index tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the U.S. Equity Index. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the U.S. Equity Index invests in.

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Information Technology Companies Risk.    The U.S. Equity Index is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The U.S. Equity Index tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the U.S. Equity Index has decreased below the Barrier. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the U.S. Equity Index. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the U.S. Equity Index. Further, small changes in the value of the U.S. Equity Index at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the U.S. Equity Index, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the U.S. Equity Index on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes or interpretations affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data

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corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused

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by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to sell) on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made

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an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Barrier, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on

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the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a “regulated Investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. In addition, depending on the time during an Outcome Period at which a shareholder purchases Shares and the performance of the Fund’s assets, all or a portion of a Defined Distribution may be characterized as ordinary income, return of capital or capital gain when received by the shareholder. Such characterization will impact the tax consequences to the shareholder of the Defined Distribution and shareholders should understand the tax consequences of each characterization before investing in the Fund. In addition, the Fund’s NAV at the end of an Outcome Period will be decreased by the amount of any distribution that is characterized as capital gain.

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Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of two broad-based market indices: the S&P 500 Total Return Index and the S&P 500 Price Index. Both indices have the same constituents in the same weights. However, the S&P 500 Total Return Index assumes that any dividends paid out by index constituents have been reinvested in the index and the S&P 500 Price Return Index, which measures only the price movements of index constituents, does not. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Calendar Year Total Returns as of 12/31
20%
10%
0%
-10%
-20%
6.09%
2024

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The Fund’s highest quarterly return was 1.68% (quarter ended September 30, 2024) and the Fund’s lowest quarterly return was 1.19% (quarter ended March 31, 2024).
Average Annual Total Return as of December 31, 2024
Innovator Premium Income 30 Barrier ETF™ – April	1 Year	Since Inception (3/31/2023)
Return Before Taxes	6.09%	6.75%
Return After Taxes on Distributions	3.80%	4.35%
Return After Taxes on Distributions and Sale of Fund Shares	3.74%	4.23%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	24.51%
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)	23.31%	22.69%

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Management

Investment Adviser

Innovator Capital Management, LLC (“Innovator” or the “Adviser”)

Investment Sub-Adviser

Milliman Financial Risk Management LLC

Portfolio Managers

The following persons serve as the portfolio managers of the Fund.

•   Robert T. Cummings — Principal, Senior Director, Head of Portfolio Management at Milliman

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Mr. Cummings has served in this capacity since the Fund’s inception in March 2023. Mr. Rosenfeld has served in this capacity since July 2024.

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Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at NAV only with authorized participants that have entered into agreements with the Fund’s distributor and only in Creation Units or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests. The Fund may issue and redeem Shares in exchange for cash at a later date but has no current intention of doing so. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.innovatoretfs.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, return of capital or capital gain. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), Innovator and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investor Suitability Considerations

You should only consider this investment if:	You should not consider this investment if:

•   you fully understand the risks inherent in an investment in Shares;

•   you desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you understand, and are willing to bear, that the Fund is subject to losses of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period;

•   you are willing to hold Shares for the duration of the Outcome Period in order to achieve the Outcomes that the Fund seeks to provide;

•   you fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Barrier;

•   you understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are willing to forgo any gains experienced by the U.S. Equity Index;

•   you understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the U.S. Equity Index’s proximity to the Barrier;

•   you understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you are willing to accept the risk of losing your entire investment; and

•   you have visited the Fund’s website and understand the investment outcomes available to you based upon the time of your purchase.

•   you do not fully understand the risks inherent in an investment in Shares;

•   you do not desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you do not understand and/or are unwilling to bear that the Fund is subject to the losses of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period;

•   you are not willing to hold Shares for the duration of the Outcome Period;

•   you do not fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Barrier;

•   you do not understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are unwilling to forgo any gains experienced by the U.S. Equity Index;

•   you do not understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the U.S. Equity Index’s proximity to the Barrier;

•   you do not understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you desire a level of protection and are unwilling to accept the risk of losing your entire investment; and

•   you have not visited the Fund’s website and do not understand the investment outcomes available to you based upon the timing of your purchase.

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Additional Information About the Fund’s Principal Investment Strategies

The Fund’s principal investment strategy seeks to produce the Outcomes based upon the Defined Distribution Rate and performance of the U.S. Equity Index. If the U.S. Equity Index increases in value over the course of the Outcome Period, or the U.S. Equity Index experiences losses that are less than the Fund’s sought-after protective Barrier over the course of the Outcome Period, the Fund is designed to provide Fund shareholders that hold Shares for the entire Outcome Period with returns that equal the Defined Distribution Rate. If the U.S. Equity Index experiences losses that exceed the Barrier over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Shares for the entire Outcome Period with the Defined Distribution Rate less the Initial Breach Losses or Full Breach Losses, as applicable. There is no guarantee that the Fund will be successful in its attempt to provide a Barrier. The Defined Distribution Rate is provided prior to taking into account annual Fund management fees equal to 0.79% of the Fund’s daily net assets, transaction fees and any extraordinary expenses incurred by the Fund. A portion of the Defined Distributions may be taxable as ordinary income, capital gains, or return of capital. The Fund will not benefit from any increases in the U.S. Equity Index over an Outcome Period but is subject to the possibility of experiencing the significant losses of the U.S. Equity Index if its price return falls below the Barrier. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of the U.S. Equity Index. The Fund intends to primarily use FLEX Options to implement its investment strategies, however, the Fund may use “over-the-counter” (“OTC”) option contracts if the Adviser deems such use to be advisable.

The reference asset for the option contracts utilized by the Fund will provide exposure to the U.S. Equity Index. The U.S. Equity Index tracks the price return of the S&P 500® Index, which is a large-cap, market-weighted, U.S. equities index that tracks the 500 leading companies in leading industries and is widely regarded as the best single gauge of large-cap U.S. equities. The U.S. Equity Index covers approximately 80% of available market capitalization. The U.S. Equity Index is rebalanced quarterly in March, June, September, and December. Milliman will determine whether the Fund’s option contracts will reference the U.S. Equity Index or the SPDR® S&P 500® ETF Trust at the commencement of each Outcome Period. Milliman expects that such determination will be based on the liquidity and pricing of such option contracts. The U.S. Equity Index is a price return index, meaning it tracks the prices of the constituents of the index, excluding dividends. The SPDR® S&P 500® ETF Trust is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests entirely in the S&P 500® Index. The Fund also invests in U.S. Treasuries, which will mature on approximately the last day of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), including the end of each Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The “Defined Distribution Rate” is an annualized payment rate established at the commencement of the Outcome Period that is the percentage of

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Defined Distributions per Share over an Outcome Period. The Defined Distribution Rate is based upon the Fund’s net asset value (“NAV”) at the commencement of each Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 6.49%, prior to taking into account any fees or expenses charged to shareholders.

Shareholders will also be subject to losses that exceed the Barrier, which is set at U.S. Equity Index losses that exceed 30% through Initial Breach Losses and Full Breach Losses. The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

* The Initial Breach Losses subject the Fund to U.S. Equity Index losses on an initial accelerated basis from 0% to 31% which will correspond to the U.S. Equity Index losses from 30% to 31%. The Full Breach Losses expose the Fund to one-to-one losses to the extent U.S. Equity Index Losses exceed 31%.

As described further in this prospectus, there are risks associated with an investment in the Fund and there is no guarantee the Fund achieve the Outcomes it seeks to provide. The Fund’s unique characteristics (i.e., the imperative of holding Shares for the entire Outcome Period, the Barrier and Defined Distribution Rate) distinguish it from other investment products and may make it an unsuitable some investors. Please also refer to the “Investor Suitability Considerations” table in this prospectus.

The Fund’s investment objective is considered non-fundamental and may be changed by the Board without shareholder approval. Additionally, the Fund may liquidate and terminate at any time without shareholder approval.

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Investment profile for Intra-Outcome Period Investors

The Fund is designed for shareholders who hold Shares for the entirety of the Outcome Period. If an investor purchases Shares after the Outcome Period has commenced or sells Shares prior to the Outcome Period’s conclusion, such investor will not receive the Outcomes sought to be delivered by the Fund, and will experience very different investment outcomes then the Fund seeks to provide. Further, investors who purchase Shares after the commencement of the Outcome Period will have a different effective Defined Distribution Rate as a result of any changes in the Fund’s NAV since the commencement of the Outcome Period and Defined Distributions for an Outcome Period already paid. Following the commencement of an Outcome Period, the Fund seeks to provide shareholders who hold shares for the entirety of the Outcome Period with Defined Distributions paid by the Fund over the duration of the Outcome Period on remaining Defined Distribution Dates. An investor is expected to have the following investment profile for the remainder of an Outcome Period if such investor purchases shares after the commencement of the Outcome Period:

If the U.S. Equity Index is **At or Above** the Barrier at end of Outcome Period	=	Price change from the Fund's price at the time of purchase to Fund NAV at the end of the Outcome Period[1,2]
If the U.S. Equity Index is **Below** the Barrier at end of Outcome Period	=	Price change from the Fund's price at the time of purchase to match the entirety (*i.e.*, one-to-one) of **U.S. Equity Index price return losses (*i.e.*, negative returns)** at the end of the Outcome Period[2]

1. The Fund's NAV is expected to return to approximately the level it began the Outcome Period at if the U.S. Equity Index price level finishes at or above the Barrier level.
2. In each case, shareholders will receive all remaining Defined Distributions on the remaining Defined Distribution Dates.

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Fund Investments

Principal Investments

FLEX Options

FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC option contracts positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX Options in which the Fund will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund will purchase and sell put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. The Fund will utilize cash-settled FLEX Options, meaning that in the event the FLEX Options are exercised, it will be required to deliver the cash value representing the difference between the strike price and the then-current price of the reference asset.

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the FLEX Options held by the Fund are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by Innovator as the “Valuation Designee” pursuant to Rule 2a-5 of the 1940 Act (“Rule 2a-5”) and approved by, and subject to the oversight of, the Board. The Fund will enter into FLEX Options contracts in accordance with Rule 18f-4 under the 1940 Act, which requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.

U.S. Treasury Securities

U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury that are backed by the full faith and credit of the United States Government.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s statement of additional information (“SAI”), which is available at www.innovatoretfs.com.

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Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Principal Risks

Defined Outcome Strategy Risk.    The Fund employs an income-oriented “defined outcome strategy”, and is therefore subject to certain unique risks, which are detailed below.

Barrier Risk.    The Fund establishes the Barrier based on the performance of the U.S. Equity Index over the duration of the Outcome Period, calculated from the commencement of the Outcome Period to its conclusion. The Fund begins to experience the entirety of the losses of the U.S. Equity Index if such losses breach the Barrier, through the Initial Breach Losses or Full Breach Losses, as applicable. To the extent the U.S. Equity Index decreases in value by 30% or less at the end of the Outcome Period, investors are not expected to experience the losses of the U.S. Equity Index. There is no guarantee that the Fund will be successful in its strategy to implement the Barrier and if the operationality of the Barrier fails, investors could experience losses of the U.S. Equity Index irrespective of the sought-after Barrier. Further, while the Fund subjects shareholders to Initial Breach Losses on an accelerated basis from 0% to 31% if the U.S. Equity Index experiences losses of between 30% to 31% and Full Breach Losses thereafter, such returns are not guaranteed, and if the FLEX Options fail to perform as expected, an investor could experience additional losses. A shareholder may lose its entire investment, prior to consideration of any Defined Distributions paid by the Fund. The effect of the Barrier is measured only at the end of the Outcome Period, regardless of whether the U.S. Equity Index has experienced losses that exceed the Barrier at any point during the Outcome Period. Although the effect of the Barrier is only measured at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier. In the event an investor purchases Shares after the commencement of the Outcome Period or sells Shares prior to the expiration of the Outcome Period, the Barrier that the Fund seeks to provide may be less or not available at all. In addition, the operationality of the Barrier is such that the Fund may experience dramatic changes in value of its NAV at the end of the Outcome Period, even if the changes in the U.S. Equity Index are minimal. If the U.S. Equity Index’s value is at or near the Barrier at the end of the Outcome Period, small changes in the value of the U.S. Equity Index could result in dramatic changes in the value of the FLEX Options and therefore the Fund’s NAV. Investors should understand these risks before investing in the Fund.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to Initial Breach Losses or Full Breach Losses, as applicable, if losses of the U.S. Equity Index exceeds the Barrier. The Defined Distribution Rate is comprised of the

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income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the U.S. Equity Index (relative to the initial value of the U.S. Equity Index at the commencement of the Outcome Period) despite being subject to all of the downside losses of the U.S. Equity Index after such losses exceed the Barrier. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as the Fund will not experience any positive price returns of the U.S. Equity Index, if any, and the Fund would underperform the U.S. Equity Index to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the U.S. Equity Index and may underperform the U.S. Equity Index and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because

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U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Barrier and Defined Distributions.

FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the U.S. Equity Index’s price return has dropped below the Barrier. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the U.S. Equity Index. Depending on the value of the U.S. Equity Index at this time and its proximity to the Barrier, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the U.S. Equity Index. However, prior to such

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date, the value of the FLEX Options does not increase or decrease at the same rate as the U.S. Equity Index’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the U.S. Equity Index’s price return, changes in interest rates, changes in the actual and implied volatility of the U.S. Equity Index, the Barrier and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. Option contracts may also involve the use of leverage, which could result in greater price volatility than other markets. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the

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Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

U.S. Equity Index Risk.    Because the Fund is subject to the downside price returns of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier, the Fund is subject to the associated risks of the U.S. Equity Index. As such, the Fund may be subject to the following risks as a result of its exposure to the U.S. Equity Index through its usage of FLEX Options:

Equity Securities Risk.    The U.S. Equity Index tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the U.S. Equity Index. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the U.S. Equity Index invests in.

Information Technology Companies Risk.    The U.S. Equity Index is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the

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profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The U.S. Equity Index tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the U.S. Equity Index has decreased below the Barrier. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the U.S. Equity Index. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the U.S. Equity Index. Further, small changes in the value of the U.S. Equity Index at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the U.S. Equity Index, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the U.S. Equity Index on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches.

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The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Values of securities may change due to factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of securities. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s investments and could result in disruptions in the trading markets. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors or other economic, political, or regulatory developments, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could result in disruptions to trading markets and could also adversely affect the prices and liquidity of a Fund’s holdings. Any of such circumstances could result in increased market volatility and/or have a materially negative impact on the value of Shares or the liquidity of an investment. During any such events, Shares may trade at greater premiums or discounts to

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their NAV and the bid/ask spread on Shares may widen. The future potential economic impact of any such future events is impossible to predict and could result in adverse market conditions that impact the performance of the Fund.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). Authorized participants are not obligated to make a market in Shares or submit orders for the issuance or redemption of Creation Units. To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

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Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Barrier, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The Fund’s NAV represents the value of the Fund’s investments and is calculated by taking the sum of the Fund’s assets less the Fund’s liabilities, if any. The NAV per Share is the value of a Share’s portion of all of the Fund’s net assets. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV. Additionally, decisions by market makers and/or authorized participants or reduced effectiveness of the arbitrage process in maintaining the relationship of the Fund’s NAV to the market price of its Shares could result in the Shares trading at a premium, or discount to NAV and the bid/ask spread on Shares may widen.

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Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a RIC, however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. In addition, depending on the time during an Outcome Period at which a shareholder purchases Shares and the performance of the Fund’s assets,

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all or a portion of a Defined Distribution may be characterized as ordinary income, return of capital or capital gain when received by the shareholder. Such characterization will impact the tax consequences to the shareholder of the Defined Distribution and shareholders should understand the tax consequences of each characterization before investing in the Fund. In addition, the Fund’s NAV at the end of an Outcome Period will be decreased by the amount of any distribution that is characterized as capital gain.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. The Fund’s Valuation Procedures adopted Innovator as Valuation Designee (as reviewed, approved, and subject to the oversight of the Board) complies with Rule 2a-5 under the 1940 Act. Pursuant to Rule 2a-5, the Board oversees the implementation of the Valuation Procedures. While the Fund’s program is designed to contemplate the specific risks of the Fund, there is no guarantee the program will adequately do so each time, and value may not be properly selected for the Fund.

Management of the Fund

The Fund is a series of Innovator ETFs® Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Innovator Capital Management, LLC, 200 W. Front Street, Wheaton, Illinois 60187, serves as the Fund’s investment adviser. In its capacity as Adviser, Innovator has overall responsibility for selecting and monitoring the Fund’s investments and managing the Fund’s business affairs. Innovator serves as investment adviser to 150 exchange-traded funds, each of which is organized as a separate series of the Trust, a registered management investment company.

Investment Sub-Adviser

Milliman Financial Risk Management LLC, 71 South Wacker Drive, 31st Floor, Chicago, Illinois 60606, serves as the Fund’s investment sub-adviser. Milliman has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

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Portfolio Managers

Robert T. Cummings and Jordan B. Rosenfeld serve as the Fund’s portfolio managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.

•   Robert T. Cummings — Principal, Senior Director and Head of Portfolio Management at Milliman.    Mr. Cummings has served in this role since 2007. Mr. Cummings has more than 13 years of experience as a trader with a primary focus on options. Prior to joining Milliman, he was involved in various proprietary trading strategies and was a portfolio manager of associated derivatives funds. These strategies included volatility arbitrage, global macro, and high-frequency trading. Entities at which Mr. Cummings has previously worked include Citadel Investment Group, TradeNet (as a primary market maker on the Chicago Board Options Exchange), KCM Group and Spyglass Capital Management.

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman.    Mr. Rosenfeld joined Milliman in 2018 as a trader and in 2021 was promoted to ETF Portfolio Manager. Mr. Rosenfeld is responsible for implementing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. He has more than nine years of experience in capital markets with a focus on derivatives portfolio management and multi-asset strategy. Prior to joining the firm, Mr. Rosenfeld was a global macro portfolio manager at Gelber Group.

For additional information concerning Innovator and Milliman, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares may also be found in the SAI.

Management Fee

Pursuant to an investment advisory agreement between Innovator and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Innovator in an amount equal to 0.79% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Innovator for the services it provides to the Fund. Out of the unitary management fee, Innovator pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Innovator is not responsible for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Pursuant to an investment sub-advisory agreement between Innovator, Milliman and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Innovator has agreed to pay an annual sub-advisory fee to Milliman in an amount based on the Fund’s average daily net assets. Innovator is responsible for paying the entirety of Milliman’s sub-advisory fee. The Fund does not directly pay Milliman.

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A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR for the fiscal period ended October 31, 2024.

Manager of Managers Structure.    The Fund and Innovator have received an exemptive order from the SEC to operate under a manager of managers structure that permits Innovator, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, Innovator has ultimate responsibility, subject to oversight by the Board, for overseeing the Fund’s sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Fund or Innovator.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to any sub-adviser or the sub-advisory agreement. The Manager of Managers Structure does not permit an increase in the advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to any sub-adviser or a sub-advisory agreement within 90 days of the change.

Additional Information Relating to the Declaration of Trust

The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) provides that by virtue of becoming a shareholder of the Trust, each shareholder is bound by the provisions of the Declaration of Trust. Subject to the provisions of the Declaration of Trust, the Board may, subject to the requisite vote, engage in and prosecute, defend, compromise, abandon, or adjust, by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims, and demands relating to the Trust. The Board may, in the exercise of their or its good faith business judgment, dismiss any action, suit, proceeding, dispute, claim or demand, derivative or otherwise, brought by a shareholder in its own name or in the name of the Trust. The Declaration of Trust further provides a detailed process for the bringing of derivative actions by shareholders. Prior to bringing a derivative action, a written demand by the complaining shareholder must first be made on the Board to bring the subject action unless an effort to cause the Board to bring such action is excused. A demand on the Board shall only be excused if a majority of the Board a material personal financial interest in the subject action.

There may be questions regarding the enforceability of these provisions based on certain interpretations of the Securities Act of 1933 Act, as amended, the Securities Exchange Act of 1934, as amended and the 1940 Act. However, the Declaration of Trust provides if any provision shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to that provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of the Declaration of Trust. The provisions of the Declaration of Trust are not intended to restrict any shareholder rights under the federal securities laws and do not mandate the adjudication of federal securities laws claims through arbitration

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How to Buy and Sell Shares

The Fund will issue or redeem its Shares at NAV per Share only in Creation Units. Most Fund shareholders will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. Share prices are reported in dollars and cents per Share. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, a Fund Shareholder may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized participants may acquire Shares directly from the Fund, and authorized participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units, and in accordance with the procedures described in the SAI.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange is based on market price and may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions (“market timing”), and has adopted no policies and procedures with respect to market timing activities. In making this determination, the Board considered the risks associated with market timing activities by the Fund’s shareholders, including, dilution, disruption of portfolio management, increases in the Fund’s trading costs and the potential for the realization of capital gains.

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Shares may be purchased and redeemed directly from the Fund only when aggregated into one or more Creation Units by authorized participants that have entered into agreements with the Fund’s distributor. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares detailed above. To the extent the Fund may effect the issuance or redemption of Creation Units in exchange wholly or partially for cash, such trades could result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objectives, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by authorized participants increases. However, direct trading by authorized participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Fund reserves the right to not accept orders from authorized participants that Innovator has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use as the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

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The Fund intends to continue to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information only. You should consult your own tax advisor about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•   the Fund makes distributions,

•   you sell your Shares listed on the Exchange, and

•   you purchase or redeem Creation Units.

To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. The Fund intends to treat any income that it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

Taxes on Distributions

The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Shares, which could result in you having to pay higher taxes in the future when Shares are sold, even if you sell the Shares at a loss from your original investment. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

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Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

An election may be available to shareholders to defer recognition of the gain attributable to a capital gain dividend if they make certain qualifying investments within a limited time. Shareholders should talk to their tax advisor about the availability of this deferral election and its requirements. The Fund’s positions in FLEX Options may reduce the amount of long-term capital gains, and thus, reduce the amount of distributions eligible to be capital gain dividends.

Taxes on Exchange Listed Shares

If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

Taxes and Purchases and Redemptions of Creation Units

If you exchange securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and any cash redemption amount. The Internal Revenue Service, however, may assert that a loss

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realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of the FLEX Options

The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market but will be subject to the straddle rules.

However, the Fund’s investments in offsetting positions with respect to the U.S. Equity Index may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax (“backup withholding”) from dividends and capital gains distributions paid to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify to the Fund that he or she is not subject to backup withholding. The current backup withholding rate is 24%. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s U.S. federal income tax liability.

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Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will generally be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below.

However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. Amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Distributions to, and gross proceeds from dispositions of Shares by, (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners may be subject to a U.S. withholding tax of 30%. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Distributions and Taxes” in the SAI for more information.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

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Net Asset Value

US Bancorp Fund Services LLC (“USBFS”), the Fund’s administrator and fund accounting agent, calculates the Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. E.S.T.) every day the New York Stock Exchange is open. The NAV for one Share is the value of that Share’s portion of the net assets of the Fund, which is calculated by taking the market price of the Fund’s total assets, including any interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent is the NAV per Share.

Section 2(a)(41) of the 1940 Act provides that when a market quotation is readily available for a fund’s portfolio investments, such investment must be valued at the market value. Rule 2a-5 under the 1940 Act defines a readily available market quotation as “a quoted price (unadjusted) in active markets for identical investments that the fund can access at a measurement date, provided that a quotation will not be readily available if it is not reliable.” If a market quotation is not “readily available” the portfolio investment must be fair valued as determined in good faith by a fund’s board of trustees. Rule 2a-5 allows a fund’s board of trustees to designate the fund’s investment adviser as the “valuation designee” to perform fair value determinations subject to certain conditions. In accordance with Rule 2a-5, the Board has appointed Innovator as the “Valuation Designee” for the Fund’s portfolio investments. Investments will be fair valued as determined in good faith in accordance with the policies and procedures established by Innovator as the Valuation Designee pursuant to Rule 2a-5 and approved by, and subject to the oversight of, the Board of Trustees. As a general principle, “fair value” represents a good faith approximation of the value of a portfolio investment and is the amount the Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. The use of fair value prices may result in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. While the Valuation Procedures (defined below) are intended to result in the Fund’s NAV calculation that fairly reflects the values as of the time of pricing, the fair value determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.

FLEX Options listed on an exchange (e.g., Cboe) will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Fund’s option has a same-day market trading price, this same-day market trading price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Sub-Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s NAV. If either pricing vendor is not available to provide a model price for that day, the value of a FLEX option will be determined by Innovator as Valuation Designee in accordance with the Valuation Procedures. In instances where in the same trading day, a particular FLEX Option is represented in an all-cash

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basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or a redemption unit), for valuation purposes that trading day the Fund will default to use the trade price for both instances, rather than the model price otherwise available for the in-kind transaction.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price.

Exchange-traded options (other than FLEX Options) and futures contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be valued at fair value. Any fair value determination will be made in accordance with the policies and procedures established by Innovator as Valuation Designee in accordance with Rule 2a-5.

USBFS may obtain all market quotations used in valuing securities from a third-party pricing service vendor (a “Pricing Service”). If no quotation can be obtained from a Pricing Service, then USBFS will contact Innovator. Innovator is responsible for establishing the valuation of portfolio securities and other instruments held by the Fund in accordance with the pricing and valuation procedures adopted by the Board (the “Valuation Procedures”). Innovator will then attempt to obtain one or more broker quotes for the security daily and will value the security accordingly.

If no quotation is available from either a Pricing Service, or one or more brokers, or if Innovator has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by Innovator in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following: (a) the type of security; (b) the size of the holding; (c) the initial cost of the security; (d) transactions in comparable securities; (e) price quotes from dealers and/or pricing services; (f) relationships among various securities; (g) information obtained by contacting the issuer, analysts, or the appropriate stock exchange; (h) an analysis of the issuer’s financial statements; and (i) the existence of merger proposals or tender offers that might affect the value of the security.

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With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell Shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its Shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

For more information about how the Fund’s NAV is determined, please see the section in the SAI entitled “Determining Offering Price and Net Asset Value.”

Fund Service Providers

US Bancorp Fund Services LLC is the administrator and transfer agent for the Trust. U.S. Bank, N.A. serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information showing the number of days the market price of Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.innovatoretfs.com.

Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Rule 12d1-4 under the 1940 Act provides the requirements under which an investment company may invest in securities of another investment company beyond the limits prescribed in Section 12(d)(1) of the 1940 Act. Any investment by another investment company in the Fund, or by the Fund in another investment company, must comply with Rule 12d1-4 in order to exceed the limits contained in Section 12(d)(1).

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. The total returns in the table represent how much an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single Fund Share. The information below has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR, which is available upon request.

Innovator ETFs® Trust

Financial Highlights

Innovator Premium Income 30 Barrier ETF™ — April

		Investment Operations:			Less Distributions From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total From Investment Operations	Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
10/31/2024	$24.69	$1.01	$0.50	$1.51	$(1.16)	$(0.32)	$(0.02)	$(1.50)
10/31/2023(e)	$24.46	$0.58	$0.43	$1.01	$(0.66)	$(0.14)	$—	$(0.80)
						Supplemental Data and Ratios
For the Year Ended	ETF Transaction Fees Per Share		Net Asset Value, End of Year	Total Return		Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)
10/31/2024	$	—(g)	$24.70	6.30%		$38,287	0.79%	4.08%	—%
10/31/2023(e)		$0.02	$24.69	4.23	%(f)	$48,754	0.79%	4.08%	—	%(f)

(a)      Net investment income per share has been calculated based on average shares outstanding during the year.

(b)      Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)      Portfolio turnover rate excludes in-kind transactions.

(d)      Annualized for periods less than one year.

(e)      Inception date of the Fund was March 31, 2023.

(f)      Not annualized for periods less than one year.

(g)      Amount represents less than $0.005 per share.

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Innovator Premium Income 30 Barrier ETF™ — April

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund’s most recent SAI, annual or semi-annual reports and certain other information such as Fund financial statements are available free of charge by calling the Fund at (800) 208-5212, on the Fund’s website at www.innovatoretfs.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Innovator Capital Management, LLC 200 W. Front Street Wheaton, Illinois 60187 (800) 208-5212 www.innovatoretfs.com	SEC File #: 333-146827 811-22135

Prospectus

Innovator Premium Income 40 Barrier ETF™ — April

(Cboe BZX — APRQ)

February 28, 2025

Innovator Premium Income 40 Barrier ETF™ — April (the “Fund”) is a series of
Innovator ETFs® Trust (the “Trust”) and is an actively managed ETF.

•    The Fund invests in FLexible EXchange Options (“FLEX Options”) that reference the S&P 500® Price Return Index (the “U.S. Equity Index”) and U.S. Treasury bills (“U.S. Treasuries”) to employ an income-oriented “defined outcome strategy.” Defined outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The outcomes sought by the Fund, which include the defined distributions and barrier discussed below (the “Outcomes”), are contingent on the performance of the U.S. Equity Index’s price return and the yield of the U.S. Treasuries over an approximately one-year period from April 1 through March 31 of the following year (the “Outcome Period”). The current Outcome Period is from April 1, 2024 through March 31, 2025. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another Outcome Period will begin. The Fund and the sought-after Outcomes are designed for shareholders who invest from the commencement of the Outcome Period through the end of the Outcome Period. If an investor purchases shares of the Fund (“Shares”) after the Outcome Period has begun or sells Shares prior to the expiration of the Outcome Period, the investment outcomes experienced by such investor will differ from the Fund’s sought-after Outcomes. There is no guarantee that the Outcomes for an Outcome Period will be realized.

•   As further described in this Prospectus, the Fund’s principal investment strategy seeks to provide the following investment profile over each Outcome Period:

•   Defined Distributions:    The Fund seeks to provide shareholders distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 5.86% prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each March, June, September and December will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). The Defined Distribution Rate is applicable only to those investors who hold Shares for an entire Outcome Period and is not guaranteed. See “Principal Investment Strategies – Fund Portfolio”.

•   Barrier:    The Fund seeks to provide an investment “barrier” — an investment strategy whereby a payoff depends upon whether an underlying asset or index has breached a predetermined performance level. For each Outcome Period, the Fund will establish a barrier against losses for shareholders that is based upon the performance of the U.S. Equity Index over the duration of each Outcome Period, whereby shareholders are not expected to experience losses over the course of an Outcome Period if the market value of the U.S. Equity Index decreases by 40% or less, calculated from the commencement of the Outcome Period to the final day of the Outcome Period (the “Barrier”). Shareholders will be subject to the entirety (i.e., one-to-one exposure) of the downside of the U.S. Equity Index’s performance calculated from the commencement of the Outcome Period to the final day of the Outcome Period if, at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier. At the conclusion of each Outcome Period, the Fund will establish a new Barrier (i.e., beginning at 40% of U.S. Equity Index losses) for the next Outcome Period. The Barrier level beginning at 40% of losses of the U.S. Equity Index will remain constant from one Outcome Period to the next. Please note, the operation of the Barrier is not guaranteed. Unlike other funds that utilize defined outcome investment strategies, the Fund does not provide a buffer against all U.S. Equity Index losses or a floor that provides a maximum amount of U.S. Equity Index losses. As a result, an investor can lose its entire investment prior to consideration of any Defined Distribution payments. As further described in this prospectus, shareholders will be subject to “Initial Breach Losses” and “Full Breach Losses” with respect to the Barrier. See “Principal Investment Strategies – The Barrier” for additional information.

•   Outcomes:    The Fund is designed to provide investors with Outcomes for each Outcome Period that is equal to the Defined Distribution Rate, less the losses experienced by the U.S. Equity Index if such losses exceed the Barrier at the end of the Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced a positive price return, or price return losses that are less than the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the U.S. Equity Index has experienced losses at the end of the Outcome Period that exceed the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value reflecting the losses experienced by the U.S. Equity Index losses, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the U.S. Equity Index over each Outcome Period.

Investors that purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. See “Principal Investment Strategies – General Strategy Description and – Intra-Outcome Period”.

•   The Outcomes are provided prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets are considered, the Defined Distribution Rate is 5.07%. In addition, any loses that an investor experiences in relation to the Barrier will be reduced by the Fund’s annual management of 0.79%. The Outcomes will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

•   The Fund’s FLEX Options positions will not provide upside exposure to the price return of the U.S. Equity Index and therefore the Fund will not participate in any increases in the price return of the U.S. Equity Index over the duration of the Outcome Period. Notwithstanding the above, the Fund is subject to the possibility of experiencing the significant losses of the U.S. Equity Index if its price return falls below the Barrier. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of U.S. Equity Index.

•   The Outcomes may only be realized by investors who hold Shares at the outset of the Outcome Period and continue to hold such Shares until the conclusion of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes on the last day of each Outcome Period. It should not be expected that the Outcomes, including the net effect of the Fund’s annual management fee on the Outcomes, will be provided at any point prior to the last day of the Outcome Period. Investors considering purchasing Shares after the Outcome Period has begun or selling Shares prior to the end of the Outcome Period should visit the website referenced below to fully understand the potential Outcomes.

•   The Fund’s website, www.innovatoretfs.com/aprq, provides important Fund information (including, among other items, Outcome Period start and end dates, information relating to the Defined Distributions, the Defined Distribution Rate and the potential Outcomes related to the Barrier), as well information relating to the potential outcomes of an investment in the Fund on a daily basis. If you are contemplating purchasing Shares, please visit the Fund’s website.

Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund. The Fund has characteristics unlike many other traditional investment products and may not be suitable for all investors.

The Fund lists and principally trades its Shares on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices may differ to some degree from the net asset value of Shares. Unlike mutual funds, the Fund issues and redeems Shares at NAV only in large blocks of Shares called “Creation Units.” The Fund is a series of the Trust and is an actively managed exchange-traded fund organized as a separate series of a registered management investment company.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Innovator Premium Income 40 Barrier ETF™ – April

Investment Objective

The Fund seeks to provide investors, over the period from April 1, 2024 to March 31, 2025, with an investment that provides a high level of income through a Defined Distribution Rate of 5.86% (prior to taking into account management fees and other fees) and that is not subject to any losses experienced by the U.S. Equity Index that are at or below a 40% Barrier and is subject to initial losses experienced by the U.S. Equity Index beginning at the 40% Barrier and to the full extent of U.S. Equity Index losses on a one-to-one basis beginning at 41%.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.79%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.
	1 Year	3 Years	5 Years	10 Years
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:	$81	$252	$439	$978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

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Principal Investment Strategies

General Strategy Description.    The Fund is an actively managed exchange-traded fund (“ETF”) that invests in U.S. Treasury bills (the “U.S. Treasuries”) and FLexible EXchange® Options (“FLEX Options”) that use as a reference asset a broad-based U.S. equity index, specifically the S&P 500® Price Return Index (the “U.S. Equity Index”). Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand the characteristics of the Fund before making an investment in the Fund. As described further below, the Fund differs from other funds that utilize a defined outcome investment strategy. The Fund does not provide a buffer against all U.S. Equity Index losses or a floor that provides a maximum amount of U.S. Equity Index losses. As a result, an investor can lose its entire investment prior to consideration of any Defined Distribution payments. As further described below, the Fund’s principal investment strategy seeks to provide the following investment profile over an approximately one-year period from April 1 to March 31 of the following year (the “Outcome Period”):

•   Defined Distributions:    The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 5.86%, prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is based on market conditions at the onset of the Outcome Period and is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each March, June, September and December will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Defined Distribution Rate” for additional information.

•   Barrier:    The Fund seeks to provide an investment “barrier” — an investment strategy whereby a payoff depends upon whether an underlying asset or index has breached a predetermined performance level. For each Outcome Period, the Fund will establish a barrier against losses for shareholders that is based upon the performance of the U.S. Equity Index over the duration of each Outcome Period, whereby shareholders are not expected to experience losses over the course of an Outcome Period if the market value of the U.S. Equity Index decreases by 40% or less, calculated from the commencement

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of the Outcome Period to the final day of the Outcome Period (the “Barrier”). If at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier, the Fund will experience one of two loss profiles:

•   If at the conclusion of the Outcome Period the market value of the U.S. Equity Index has decreased in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period in an amount that is greater than the Barrier (40%) but less than or equal to 41%, the Fund will be subject to U.S. Equity Index losses on an accelerated basis from 0% to 41%, which will correspond to the U.S. Equity Index losses from 40% to 41% (the “Initial Breach Losses”). See “Principal Investment Strategies — The Barrier — Initial Breach Losses.”

•   If at the conclusion of the Outcome Period the market value of the U.S. Equity Index decreases in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period in an amount that is greater than 41%, the Fund will be subject to the full extent of U.S. Equity Index losses on a one-to-one basis (the “Full Breach Losses”). See “Principal Investment Strategies — The Barrier — Full Breach Losses.”

At the conclusion of each Outcome Period, the Fund will establish a new Barrier (i.e., beginning at 40% of U.S. Equity Index losses) for the next Outcome Period. The Barrier level beginning at 40% of losses of the U.S. Equity Index and the level at which Full Breach Losses commence (41%) will each remain constant from one Outcome Period to the next. There is no guarantee that the Fund will be successful in its attempt to implement the Barrier. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Barrier” for additional information.

•   Outcomes:    The pre-determined outcomes sought by the Fund, which include the Defined Distributions and the Barrier (the “Outcomes”) are designed to provide investment performance for each Outcome Period that is equal to the Defined Distribution Rate, less the Initial Breach Losses or Full Breach Losses, as applicable, if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced (in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period) a positive price return, or price return losses that are less than the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the U.S. Equity Index has experienced losses at the end of the Outcome Period that exceed the Barrier (in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period), the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value equal to the Initial Breach Losses or Full Breach Losses, as applicable, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the U.S. Equity Index over the Outcome Period. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Outcome Period” for additional information. The Fund and the sought-after Outcomes are designed for shareholders who invest and hold Shares from the commencement of the Outcome Period through the end of the Outcome Period.

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The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. If an investor purchases Shares after the Outcome Period has begun or sells Shares prior to the conclusion of the Outcome Period, the Outcomes experienced by the investor will differ from the Fund’s sought-after Outcomes. See “Principal Investment Strategies – Intra-Outcome Period”.

The Fund seeks a high level of income that exceeds an investment in U.S. Treasuries with premiums generated from the Fund’s FLEX Options positions. As further described below, the Fund will purchase U.S. Treasuries and enter into a series of FLEX Option contracts that provides additional income to the Fund by virtue of premiums received from sold FLEX Options. The Fund is designed to provide Defined Distributions based on a Defined Distribution Rate that is established at the commencement of each Outcome Period. The Defined Distribution Rate is based upon prevailing market conditions for both the U.S Treasuries and the FLEX Options on the first day of the Outcome Period and will be further reduced by the Fund’s annual management fees, any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the current Outcome Period, the Defined Distribution Rate is 5.86% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.07%. While the Defined Distribution Rate is expected to remain constant over the Outcome Period for shareholders who hold Shares continuously from the commencement of the Outcome Period until its conclusion, the Defined Distribution Rate is not guaranteed. The Defined Distribution Rate is based on the NAV per Share at the commencement of the Outcome Period and any shareholders that initially invest at a Share price that differs from this NAV will not experience the Defined Distribution Rate. Because the Defined Distribution Rate is based upon prevailing market conditions at the beginning of an Outcome Period, the Defined Distribution Rate will rise or fall from one Outcome Period to the next.

Fund shareholders also will be subject to losses experienced by the U.S. Equity Index if the U.S. Equity Index experiences losses from the commencement of the Outcome Period to its conclusion that exceed the Barrier. The Fund will seek to set the Barrier at 40% of U.S. Equity Index losses at the end of each Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced a positive price return, or price return losses that are less than the Barrier, the Fund will not experience any of the losses of the U.S. Equity Index and is designed to provide returns that equal the Defined Distribution Rate. However, if the U.S. Equity Index has decreased in value below the Barrier at the end of the Outcome Period, the Fund’s investments will generate Outcomes that equal the Defined Distribution Rate less the Initial Breach Losses or Full Breach Losses, as applicable. The Fund will not benefit from any increases in the U.S. Equity Index over the course of an Outcome Period but is subject to the possibility of significant losses experienced by the U.S. Equity Index if the value of the U.S. Equity Index drops below the Barrier at the end of the Outcome Period. A shareholder could lose its entire investment. The Fund will not receive or benefit from any dividend payments made by the constituents of the U.S. Equity Index.

4

The current Outcome Period is from April 1, 2024 through March 31, 2025. Upon the conclusion of the Outcome Period, the Fund will receive the value of its investments in the U.S. Treasuries upon the maturity of such U.S. Treasuries and deliver cash owed on its FLEX Options positions, if any. At the commencement of the new Outcome Period, the Fund will enter into new FLEX Options with an expiration date of approximately one year and invest in U.S Treasuries with maturity dates on or about each Distribution Date, the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period. The Outcomes may only be realized by shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. See “Principal Investment Strategies – Intra-Outcome Period” and “Principal Investment Strategies – The Outcome Period” for additional information.

Fund Portfolio.    The Fund’s investment sub-adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”) will pursue the Fund’s investment objective through the combination of FLEX Options positions that reference the U.S. Equity Index and in U.S. Treasuries. As further described below, the Fund will invest proceeds from investments in the Fund, together with the FLEX Options premium net proceeds, in U.S. Treasuries in seeking to provide the Defined Distribution Rate.

FLEX Options are exchange-traded option contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. See “Principal Risks – Derivatives Risk – FLEX Options Risk”. The Fund’s FLEX Options positions have expiration dates on or about the final date of the Outcome Period. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option contract the right to buy or sell a particular asset at a specified future date at an agreed upon price. An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the seller of the put option contract (i.e., the “writer”) the obligation to buy (if the option is exercised), a specified amount of an underlying security at a pre-determined price (the strike price). The FLEX Options used by the Fund are European-style option contracts, meaning that the FLEX Options may only be exercised on the expiration date. The FLEX Options are not guaranteed to perform as expected. See “Principal Risks – Barrier Risk” and “Principal Risks – Derivatives Risk – FLEX Options Risk” below for additional information. Each of the FLEX Options sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options sold on the first day of the Outcome Period. The reference asset for the Fund’s FLEX Options positions is the U.S. Equity Index. The U.S. Equity Index is a large-cap, market-weighted, U.S. equities index that tracks the price return of the 500 leading companies in leading industries, excluding dividends. Through its use of FLEX Options that provide exposure to the U.S. Equity Index, the Fund has significant exposure to companies in the information technology sector. For more information on the U.S. Equity Index, please see the section of the prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The Fund also purchases U.S. Treasuries that align with the quarterly Distribution Dates for the effective management of the Fund’s portfolio and Defined Distributions, with the majority of the Fund’s assets invested in U.S. Treasuries that expire on or about the final Distribution Date at

5

the conclusion of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

The below chart represents the Fund’s investment portfolio and related investment function of each component.

Innovator Premium Income 40 Barrier ETF – Fund Holdings

Portfolio Investment	Investment Terms	Investment Function	Investment Maturities/Expirations
U.S. Treasuries	Investments in the Fund and premiums generated from the Fund’s put FLEX Option positions are invested in U.S. Treasury bills supported by full faith and credit of U.S. Government	Treasury Income	Quarterly to align with the Defined Distributions, including the final day of the Outcome Period
Sold Put FLEX Option Contract on U.S. Equity Index

Fund sells an out-of-the-money put FLEX Option (i.e., the strike price is less than the current asset price) at 60% of then-current value of the U.S. Equity Index at the beginning of the outcome Period

Premium generated from selling put FLEX Option which is subsequently invested in U.S. Treasuries

Position provides one-to-one downside exposure to the U.S. Equity Index starting at 60% of the then-current value of the U.S. Equity Index

Final day of the Outcome Period
Put Spread FLEX Option Contracts on U.S. Equity Index

Fund sells and purchases a package of 40 put FLEX Option contracts at approximately 60% and approximately 59%, respectively of then-current value of the U.S. Equity Index at the beginning of the Outcome Period

		Net premiums generated from the put spread are subsequently invested in U.S. Treasuries Positions provide the Barrier, Initial Breach Losses, and Full Breach Losses	Final day of the Outcome Period

The Sub-Adviser seeks to specifically select the strike price for each FLEX Option contract held by the Fund such that if the FLEX Options were exercised on the expiration date (the final day of the Outcome Period), the Fund’s portfolio would provide a 40% Barrier with losses experienced by the Fund beginning at 40% of losses on an initial accelerated basis and experienced to the full extent of the U.S. Equity Index losses on a one-to-one basis starting at 41% of losses. The Fund’s portfolio holdings are as detailed below:

•   A sold put FLEX Option with a strike price at 60% of the value of the U.S. Equity Index at the commencement of the Outcome Period. The sold put FLEX Option provides one-to-one downside for all losses that exceed the strike price. In exchange for selling the put FLEX Option, the Fund will receive a premium that will be invested in the U.S. Treasuries and be part of the Defined Distribution Rate.

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•   A “put option spread” strategy which uses a package of 40 purchased and sold put FLEX Options that reference the U.S. Equity Index. The Fund will sell put FLEX Options with a strike price of approximately 60% of the price of the U.S. Equity Index at the commencement of each Outcome Period. The Fund will simultaneously purchase the same number of put FLEX Options with a strike price of approximately 59% of the price of the U.S. Equity Index at the commencement of each Outcome Period. The 40 purchased put options with a 1% spread results in the Barrier, Initial Breach Losses and Full Breach Losses, as applicable. Specifically, the 1% spread for each of the 40 put options subjects the Fund to U.S. Equity Index losses at the conclusion of the Outcome Period on an initial accelerated basis from 0% to 41% which will correspond to the U.S. Equity Index losses from 40% to 41% at the conclusion of the Outcome Period. The 40 sold put options expose the Fund to the extent of U.S. Equity Index Losses exceed 41% on a one-to-one basis at the conclusion of the Outcome Period. The Fund invests the net premiums generated from the purchased and sold put FLEX Options in U.S. Treasuries to be included as part of the Defined Distribution Rate.

•   The Fund uses proceeds from the sale of Shares to purchase U.S. Treasuries that mature at the end of the Outcome Period. The Fund receives premiums from its FLEX Options positions and invests the proceeds in U.S. Treasuries with maturities that align with the Distribution Dates. The U.S. Treasuries are entitled to an interest rate, which when added to the premiums received for selling FLEX Options, produce the Defined Distribution Rate. The Defined Distribution Rate is distributed to shareholders in Defined Distributions.

Intra-Outcome Period.    It is anticipated that during the Outcome Period the Fund’s NAV will not change in value at the same rate as the U.S. Equity Index, and in some instances may not be correlated to the movements in the value of the U.S. Equity Index. The Fund’s NAV is based upon the value of its portfolio. During each Outcome Period, the Fund’s NAV will be subject to increases and decreases in the market value of the U.S. Treasuries until the U.S. Treasuries held by the Fund mature. The value of the Fund’s FLEX Options positions, which expire at the conclusion of an Outcome Period, will also impact the Fund’s NAV and is dependent upon additional factors. Although the value of the U.S. Equity Index is a significant component of the value of the Fund’s FLEX Options, the time remaining until the FLEX Options expire and other factors, including current interest rates and volatility rates, will also affect their value. The Sub-Adviser, anticipates that the value of the FLEX Options, and therefore the Fund’s NAV, may increase on days when the U.S. Equity Index increases (if the U.S. Equity Index is below its original value at the start of the Outcome Period) and may decrease on days when the U.S. Equity Index’s level decreases, but that the rate of change will be less than that experienced by the U.S. Equity Index. Because the Fund will not participate in upside exposure to the U.S. Equity Index for the entirety of an Outcome Period, to the extent the value of the U.S. Equity Index increases beyond the initial value at the commencement of the Outcome Period, the value of the Fund’s FLEX Options are not expected to have corresponding price movements. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, the proximity of the value of the U.S. Equity Index to the Barrier will have a significant impact on the value of the Fund’s FLEX Options and the direction and rate of change of the Fund’s NAV as compared to that of the U.S. Equity Index. Similar to other securities with established

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dividend or distribution payment dates, it is expected that the Fund’s NAV may increase or decrease immediately prior to and following a Distribution Date. As a result, it is possible that the Fund’s NAV could decrease notwithstanding an increase in the U.S. Equity Index. It is anticipated that the Fund will be subject to significant changes in the value of the FLEX Options, and therefore the Fund’s NAV, at the end of the Outcome Period depending on the proximity of the value of the U.S. Equity Index to the Barrier. As a result, as time approaches the expiration date of the FLEX Options, subsequent movements in the value of the U.S. Equity Index may have dramatic impacts on the Fund’s NAV. Investors should understand this potential relationship before investing in the Fund.

Investors purchasing Shares after the Outcome Period has begun or selling Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Such experience may be impacted as detailed below:

•   Impact on the Defined Distribution Rate:    The Defined Distribution Rate is measured against the NAV per Share at the commencement of the Outcome Period and is only applicable to shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. Investors purchasing Shares after an Outcome Period commences will have a different effective Defined Distribution Rate as a result of any differences versus the price of the Shares purchased versus that of the Fund’s NAV at the commencement of the Outcome Period. See “Additional Information About the Fund’s Principal Investment Strategies.”

•   Impact on the Barrier:    If an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value which will affect the amount of losses the U.S. Equity Index may incur before the Barrier. The effect of the Barrier on the sought-after Outcomes is measured at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. If the U.S. Equity Index has decreased in value, such intra-Outcome Period investor will not receive a full 40% Barrier. If an investor is considering purchasing Shares during the Outcome Period, and the value of the U.S. Equity Index has already decreased, an investor purchasing Shares at that time will receive less of a Barrier or no Barrier that the Fund seeks to offer for the remainder of the Outcome Period. Although the effect of the Barrier with respect to the Fund’s designed Outcomes over an Outcome period is measured only at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier and subsequent movements in the value of the U.S. Equity Index.

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The Outcome Period.    The Outcome Period is from April 1 to March 31 of the following year and begins on the day the FLEX Options are entered into and ends approximately one year later on the expiration date for the FLEX Options. Because the terms of the FLEX Options will not change over the course of the Outcome Period, the Barrier is measured against the value of the U.S. Equity Index at the onset of the Outcome Period. In addition, certain of the Fund’s U.S. Treasuries will mature at or near the end of each Outcome Period. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares at the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes. The Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

U.S. EQUITY INDEX VERY NEGATIVE SCENARIO
U.S. EQUITY INDEX NEGATIVE SCENARIO
U.S. EQUITY INDEX FLAT SCENARIO
U.S. EQUITY INDEX POSITIVE SCENARIO
Profit
Loss
DEFINED DISTRIBUTION RATE
TARGETED 40% BARRIER
-100%
-100% + Defined Distribution Rate*
-35%
0%
U.S. Equity Index
Fund

* Please note: this graph is provided merely to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the U.S. Equity Index, the Barrier and the Defined Distribution Rate. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

The following table contains hypothetical examples designed to illustrate the operationality of the Fund and the Outcomes it seeks to provide over an Outcome Period. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the U.S. Equity Index, the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the U.S. Equity Index, the FLEX Options or the Fund. The actual overall performance of the Fund will vary during the Outcome Period. While the Fund’s FLEX Options

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performance includes premiums generated from such FLEX Options, the below table reflects that premiums generated from the Fund’s FLEX Options positions are included in the Defined Distribution Rate. Please refer to the Fund’s website, www.innovatoretfs.com/aprq, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

U.S. Equity Index Performance	-100%	-50%	-45%	-35%	0%	10%	20%	50%	100%
FLEX Options Performance	-100%*	-50%*	-45%*	0%*	0%*	0%*	0%*	0%*	0%*
Fund Performance	-100% + Defined Distribution Rate**	-50% + Defined Distribution Rate**	-45% + Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**

*           The FLEX Options’ performance includes the premium received by the Fund for selling such options, which is not reflected in this figure, but is included in the Defined Distribution Rate indicated below.

**         The Fund’s performance is equal to the Defined Distribution Rate minus the losses experienced by the U.S. Equity Index that exceed the Barrier, if any. The Defined Distribution Rate is set on the first day of the Outcome Period and is 5.86% prior to taking into any account fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.07%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Defined Distribution Rate, and therefore the performance delivered by the Fund to the Fund’s shareholders.

The Defined Distribution Rate.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the course of the Outcome Period is the Defined Distribution Rate, less the Initial Breach Losses or Full Breach Losses, as applicable, if the losses of the U.S. Equity Index exceed the Barrier at the end of the Outcome Period (in comparison to the market value of the U.S. Equity Index at the commencement of the Outcome Period). The Defined Distribution Rate, which is paid out via the Defined Distributions, is determined at the commencement of each Outcome Period and represents the expected payment rate an investor can achieve from an investment in Shares over the duration of the Outcome Period, however such payment rate is not guaranteed. The Defined Distribution Rate is the result of the premiums received from the Fund’s sold FLEX Options and the income received by the Fund through its investments in U.S. Treasuries. The Defined Distribution Rate is calculated against the Fund’s NAV per Share at the commencement of the Outcome Period and is only representative to shareholders who invest in Shares at this NAV per Share. If a shareholder purchases Shares at a market price that differs from that of the NAV per Share at the commencement of the Outcome Period, such shareholder will experience a different rate than the Defined Distribution Rate.

During each Outcome Period, the Fund will purchase and sell FLEX Options and use the proceeds from the sale of Shares to purchase U.S. Treasuries. The amount of premiums the Fund receives for selling FLEX Options as well as the interest rate for the U.S. Treasuries, and therefore the Defined Distribution Rate of the Fund, will be dependent upon prevailing market conditions at the time the Fund enters into the FLEX Options and purchases U.S. Treasuries, most notably, current interest rates and volatility in the U.S. Equity Index. The Defined Distribution Rate for the current Outcome Period is 5.86% prior to taking into account any fees or expenses charged to shareholders.

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When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.07%. The Defined Distribution Rate will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the purposes of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. The Defined Distribution Rate is also set forth on the Fund’s website at www.innovatoretfs.com/aprq.

The Fund distributes the Defined Distribution Rate through the Defined Distributions. Defined Distributions are paid on the first business day of the month following the quarter-end (each a Distribution Date), to shareholders of record on the last business day of each March, June, September and December. The Defined Distribution Rate is only applicable to investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. The Defined Distribution Rate will remain constant for such investors over the course of a single Outcome Period. However, the Defined Distribution Rate will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Defined Distribution Rate and Defined Distributions should be considered before investing in the Fund. If an investor is considering purchasing Shares after the Outcome Period has commenced, and the Fund has already made some or all of its Defined Distributions, an investor purchasing Shares will not receive the same Defined Distribution Rate for the remainder of the Outcome Period but will still remain vulnerable to the entirely of the significant downside risks associated with the Barrier. In such an instance, the investor may experience significantly different Outcomes than those the Fund seeks to provide. There is no guarantee that the Fund will successfully achieve its investment objective.

The Barrier.    Fund shareholders are subject to all of the losses experienced by the U.S. Equity Index, however the Fund provides the Barrier such that investors will only experience losses if the U.S. Equity Index experiences losses that exceed the Barrier at the end of the Outcome Period. The Barrier is set at a level such that investors are not expected to experience losses against the first 40% of U.S. Equity Index losses over the course of the Outcome Period, to the extent the U.S. Equity Index decreases in value by 40% or less. The Barrier is provided irrespective of the Fund’s annual management fee, transaction fees and any extraordinary expenses incurred by the Fund, however any losses that an investor experiences in relation to the Barrier will be reduced by the Fund’s annual management of 0.79% and further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period and it therefore should not be expected that the Barrier will be provided at any point prior to the last day of the Outcome Period. Investors purchasing Shares after the commencement of the Outcome Period at a point in which the U.S. Equity Index has changed in value will impact the amount of losses that may be experienced by the U.S. Equity Index before the Barrier is met. While the Fund seeks to provide the Barrier for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. There is no limit on losses the Fund could experience, and an investor may lose its entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

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The structure of the Fund’s FLEX Options is such that if at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier, the Fund will begin to experience losses starting at the Barrier. The Fund will experience one of two loss profiles: “Initial Breach Losses” or “Full Breach Losses”. As further described below, the operation of the Fund’s FLEX Options portfolio is such that, at the end of an Outcome Period, if U.S. Equity Index losses measured over the Outcome Period exceed the Barrier (40%) but are less than 41%, the Fund will experience, prior to the payment of any Distributions, accelerated losses from 0% to 41%. If, at the end of the Outcome Period, U.S. Equity Index losses measured over the Outcome Period exceed 41%, the Fund will experience, prior to the payment of any Distributions, one-to-one losses of the U.S. Equity Index.

•   Initial Breach Losses.    Initial Breach Losses occur when the U.S. Equity Index has exceeded the Barrier, but by an amount less than or equal to 41%. Initial Breach Losses occur as a result of the combination of the Fund’s put option spreads as well as the sold put option contract. Specifically, the Fund invests in a package of 40 put option spreads that provide losses of up to 1% for each spread while simultaneously selling a put FLEX Option that provides one-to-one downside exposure starting at 40% of U.S. Equity Index losses. If the U.S. Equity Index has exceeded the Barrier, but by an amount less than or equal to 41%, the Fund will experience the below losses over an Outcome Period, prior to the payment of Defined Distributions:

Outcome Period Initial and Full Breach Losses Profile

U.S. Equity Index Losses	Put Spread Losses	Put Losses	Fund Losses
-40.00%	0.00%	0.00%	0.00%
-40.25%	-10.00%	-0.25%	-10.25%
-40.50%	-20.00%	-0.50%	-15.50%
-40.75%	-30.00%	-0.75%	-30.75%
-41.00%	-40.00%	-1.00%	-41.00%
-42.00%	-40.00%	-2.00%	-42.00%

•   Full Breach Losses.    Full Breach Losses occur after U.S. Equity Index losses are equal to or exceed 41%. Full Breach Losses are a result of the Fund’s FLEX Options and expose the Fund to the extent of U.S. Equity Index Losses on a one-to-one basis over the course of the Outcome Period. As shown in the table above, if the U.S. Equity Index has exceeded 41%, the Fund’s put spread options will produce a loss of 40% and the Fund’s naked put FLEX Option will produce the remaining loss such that losses, in combination, will equal the losses of the U.S. Equity Index. There is no limit on losses the Fund can experience, and an investor may lose its entire investment.

The Barrier is measured at the end of the Outcome Period. While the Fund’s NAV is expected to move as a result in changes in the value of the Fund’s FLEX Options (which is dependent upon the movements of the U.S. Equity Index, among other reasons), the FLEX Options are European-style options and can only be exercised on the expiration date. Accordingly, the measuring value of the U.S. Equity Index is on the final day of the Outcome Period only, and therefore the Barrier is measured and effective only on the final day of the Outcome Period.

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Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and U.S. Treasuries, and another Outcome Period will commence.

Following the close of business on the last day of the Outcome Period, the Fund will disclose the Fund’s final Defined Distribution Rate (both gross and net of the unitary management fee) for the next Outcome Period on the Fund’s website, www.innovatoretfs.com. The Fund’s website will also provide information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and potential Outcomes related to the Barrier, of an investment in the Fund on a daily basis.

The Fund’s website, www.innovatoretfs.com/aprq, provides information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and Barrier, of an investment in the Fund on a daily basis.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Defined Outcome Strategy Risk.    The Fund employs an income-oriented “defined outcome strategy”, and is therefore subject to certain unique risks, which are detailed below.

Barrier Risk.    The Fund establishes the Barrier based on the performance of the U.S. Equity Index over the duration of the Outcome Period, calculated from the commencement of the Outcome Period to its conclusion. The Fund begins to experience the entirety of the losses of the U.S. Equity Index if such losses breach the Barrier, through the Initial Breach Losses or Full Breach Losses, as applicable. To the extent the U.S. Equity Index decreases in value by 40% or less at the end of the Outcome Period, investors are not expected to experience the losses of the U.S. Equity Index. There is no guarantee that the Fund will be successful in its strategy to implement the Barrier and if the operationality of the Barrier fails, investors could experience losses of the U.S. Equity Index irrespective of the sought-after Barrier. Further, while the Fund subjects shareholders to Initial Breach Losses on an accelerated basis from 0% to 41% if the U.S. Equity Index experiences losses of between 40% to 41% and Full Breach Losses thereafter, such returns are not guaranteed, and if the FLEX Options fail to perform as expected, an investor could experience additional losses. A shareholder may lose its entire investment, prior to consideration of any Defined Distributions paid by the Fund. The effect of the Barrier is measured only at the end of the Outcome Period, regardless of whether the U.S. Equity Index has experienced losses that exceed the Barrier at any point

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during the Outcome Period. Although the effect of the Barrier is only measured at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier. In the event an investor purchases Shares after the commencement of the Outcome Period or sells Shares prior to the expiration of the Outcome Period, the Barrier that the Fund seeks to provide may be less or not available at all. In addition, the operationality of the Barrier is such that the Fund may experience dramatic changes in value of its NAV at the end of the Outcome Period, even if the changes in the U.S. Equity Index are minimal. If the U.S. Equity Index’s value is at or near the Barrier at the end of the Outcome Period, small changes in the value of the U.S. Equity Index could result in dramatic changes in the value of the FLEX Options and therefore the Fund’s NAV. Investors should understand these risks before investing in the Fund.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to Initial Breach Losses or Full Breach Losses, as applicable, if losses of the U.S. Equity Index exceeds the Barrier. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the U.S. Equity Index (relative to the initial value of the U.S. Equity Index at the commencement of the Outcome Period) despite being subject to all of the downside losses of the U.S. Equity Index after such losses exceed the Barrier. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as Fund will not experience any positive price returns of the U.S. Equity Index, if any, and the Fund would underperform the U.S. Equity Index to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

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Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the U.S. Equity Index and may underperform the U.S. Equity Index and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Barrier and Defined Distributions.

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FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the U.S. Equity Index’s price return has dropped below the Barrier. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the U.S. Equity Index. Depending on the value of the U.S. Equity Index at this time and its proximity to the Barrier, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the U.S. Equity Index. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the U.S. Equity Index’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the U.S. Equity Index’s price return, changes in interest rates, changes in the actual and implied volatility of the U.S. Equity Index, the Barrier and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 under the 1940 Act (“Rule 18f-4”) in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

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Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

U.S. Equity Index Risk. Because the Fund is subject to the downside price returns of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier, the Fund is subject to the associated risks of the U.S. Equity Index. As such, the Fund may be subject to the following risks as a result of its exposure to the U.S. Equity Index through its usage of FLEX Options:

Equity Securities Risk.    The U.S. Equity Index tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the U.S. Equity Index. Equity securities may decline in value

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because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the U.S. Equity Index invests in.

Information Technology Companies Risk.    The U.S. Equity Index is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The U.S. Equity Index tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the U.S. Equity Index has decreased below the Barrier. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the U.S. Equity Index. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the U.S. Equity Index. Further, small changes in the value of the U.S. Equity Index at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the U.S. Equity Index, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the U.S. Equity Index on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes or interpretations affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

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Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers,

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country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to sell) on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions

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being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Barrier, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV and the bid/ask spread on Shares may widen.

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Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a “regulated Investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. In addition, depending on the time during an Outcome Period at which a shareholder purchases Shares and the performance of the Fund’s assets, all or a portion of a Defined Distribution may be characterized as ordinary income, return of capital or capital gain when received by the shareholder. Such characterization will impact the tax consequences to the shareholder of the Defined Distribution and shareholders should understand

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the tax consequences of each characterization before investing in the Fund. In addition, the Fund’s NAV at the end of an Outcome Period will be decreased by the amount of any distribution that is characterized as capital gain.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of two broad-based market indices: the S&P 500 Total Return Index and the S&P 500 Price Index. Both indices have the same constituents in the same weights. However, the S&P 500 Total Return Index assumes that any dividends paid out by index constituents have been reinvested in the index and the S&P 500 Price Return Index, which measures only the price movements of index constituents, does not. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Calendar Year Total Returns as of 12/31
20%
10%
0%
-10%
-20%
5.44%
2024

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The Fund’s highest quarterly return was 1.58% (quarter ended September 30, 2024) and the Fund’s lowest quarterly return was 1.15% (quarter ended March 31, 2024).
Average Annual Total Return as of December 31, 2024
Innovator Premium Income 40 Barrier ETF™ – April	1 Year	Since Inception (3/31/2023)
Return Before Taxes	5.44%	5.81%
Return After Taxes on Distributions	3.60%	3.79%
Return After Taxes on Distributions and Sale of Fund Shares	3.28%	3.61%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	24.51%
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)	23.31%	22.69%

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Management

Investment Adviser

Innovator Capital Management, LLC (“Innovator” or the “Adviser”)

Investment Sub-Adviser

Milliman Financial Risk Management LLC

Portfolio Managers

The following persons serve as the portfolio managers of the Fund.

•   Robert T. Cummings — Principal, Senior Director, Head of Portfolio Management at Milliman

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Mr. Cummings has served in this capacity since the Fund’s inception in March 2023. Mr. Rosenfeld has served in this capacity since July 2024.

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Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at NAV only with authorized participants that have entered into agreements with the Fund’s distributor and only in Creation Units or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests. The Fund may issue and redeem Shares in exchange for cash at a later date but has no current intention of doing so. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.innovatoretfs.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, return of capital or capital gain. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), Innovator and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investor Suitability Considerations

You should only consider this investment if:	You should not consider this investment if:

•   you fully understand the risks inherent in an investment in Shares;

•   you desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you understand, and are willing to bear, that the Fund is subject to losses of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period;

•   you are willing to hold Shares for the duration of the Outcome Period in order to achieve the Outcomes that the Fund seeks to provide;

•   you fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Barrier;

•   you understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are willing to forgo any gains experienced by the U.S. Equity Index;

•   you understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the U.S. Equity Index’s proximity to the Barrier;

•   you understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you are willing to accept the risk of losing your entire investment; and

•   you have visited the Fund’s website and understand the investment outcomes available to you based upon the time of your purchase.

•   you do not fully understand the risks inherent in an investment in Shares;

•   you do not desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you do not understand and/or are unwilling to bear that the Fund is subject to the losses of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period;

•   you are not willing to hold Shares for the duration of the Outcome Period;

•   you do not fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Barrier;

•   you do not understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are unwilling to forgo any gains experienced by the U.S. Equity Index;

•   you do not understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the U.S. Equity Index’s proximity to the Barrier;

•   you do not understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you desire a level of protection and are unwilling to accept the risk of losing your entire investment; and

•   you have not visited the Fund’s website and do not understand the investment outcomes available to you based upon the timing of your purchase.

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Additional Information About the Fund’s Principal Investment Strategies

The Fund’s principal investment strategy seeks to produce the Outcomes based upon the Defined Distribution Rate and performance of the U.S. Equity Index. If the U.S. Equity Index increases in value over the course of the Outcome Period, or the U.S. Equity Index experiences losses that are less than the Fund’s sought-after protective Barrier over the course of the Outcome Period, the Fund is designed to provide Fund shareholders that hold Shares for the entire Outcome Period with returns that equal the Defined Distribution Rate. If the U.S. Equity Index experiences losses that exceed the Barrier over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Shares for the entire Outcome Period with the Defined Distribution Rate less the Initial Breach Losses or Full Breach Losses, as applicable. There is no guarantee that the Fund will be successful in its attempt to provide a Barrier. The Defined Distribution Rate is provided prior to taking into account annual Fund management fees equal to 0.79% of the Fund’s daily net assets, transaction fees and any extraordinary expenses incurred by the Fund. A portion of the Defined Distributions may be taxable as ordinary income, capital gains, or return of capital. The Fund will not benefit from any increases in the U.S. Equity Index over an Outcome Period but is subject to the possibility of experiencing the significant losses of the U.S. Equity Index if its price return falls below the Barrier. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of the U.S. Equity Index. The Fund intends to primarily use FLEX Options to implement its investment strategies, however, the Fund may use “over-the-counter” (“OTC”) option contracts if the Adviser deems such use to be advisable.

The reference asset for the option contracts utilized by the Fund will provide exposure to the U.S. Equity Index. The U.S. Equity Index tracks the price return of the S&P 500® Index, which is a large-cap, market-weighted, U.S. equities index that tracks the 500 leading companies in leading industries and is widely regarded as the best single gauge of large-cap U.S. equities. The U.S. Equity Index covers approximately 80% of available market capitalization. The U.S. Equity Index is rebalanced quarterly in March, June, September, and December. Milliman will determine whether the Fund’s option contracts will reference the U.S. Equity Index or the SPDR® S&P 500® ETF Trust at the commencement of each Outcome Period. Milliman expects that such determination will be based on the liquidity and pricing of such option contracts. The U.S. Equity Index is a price return index, meaning it tracks the prices of the constituents of the index, excluding dividends. The SPDR® S&P 500® ETF Trust is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests entirely in the S&P 500® Index. The Fund also invests in U.S. Treasuries, which will mature on approximately the last day of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), including the end of each Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The “Defined Distribution Rate” is an annualized payment rate established at the commencement of the Outcome Period that is the percentage of

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Defined Distributions per Share over an Outcome Period. The Defined Distribution Rate is based upon the Fund’s net asset value (“NAV”) at the commencement of each Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 5.86%, prior to taking into account any fees or expenses charged to shareholders.

Shareholders will also be subject to losses that exceed the Barrier, which is set at U.S. Equity Index losses that exceed 40% through Initial Breach Losses and Full Breach Losses. The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

* The Initial Breach Losses subject the Fund to U.S. Equity Index losses on an initial accelerated basis from 0% to 41% which will correspond to the U.S. Equity Index losses from 40% to 41%. The Full Breach Losses expose the Fund to one-to-one losses to the extent U.S. Equity Index Losses exceed 41%.

As described further in this prospectus, there are risks associated with an investment in the Fund and there is no guarantee the Fund achieve the Outcomes it seeks to provide. The Fund’s unique characteristics (i.e., the imperative of holding Shares for the entire Outcome Period, the Barrier and Defined Distribution Rate) distinguish it from other investment products and may make it an unsuitable some investors. Please also refer to the “Investor Suitability Considerations” table in this prospectus.

The Fund’s investment objective is considered non-fundamental and may be changed by the Board without shareholder approval. Additionally, the Fund may liquidate and terminate at any time without shareholder approval.

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Investment profile for Intra-Outcome Period Investors

The Fund is designed for shareholders who hold Shares for the entirety of the Outcome Period. If an investor purchases Shares after the Outcome Period has commenced or sells Shares prior to the Outcome Period’s conclusion, such investor will not receive the Outcomes sought to be delivered by the Fund, and will experience very different investment outcomes then the Fund seeks to provide. Further, investors who purchase Shares after the commencement of the Outcome Period will have a different effective Defined Distribution Rate as a result of any changes in the Fund’s NAV since the commencement of the Outcome Period and Defined Distributions for an Outcome Period already paid. Following the commencement of an Outcome Period, the Fund seeks to provide shareholders who hold shares for the entirety of the Outcome Period with Defined Distributions paid by the Fund over the duration of the Outcome Period on remaining Defined Distribution Dates. An investor is expected to have the following investment profile for the remainder of an Outcome Period if such investor purchases shares after the commencement of the Outcome Period:

If the U.S. Equity Index is **<u>At or Above</u>** the Barrier at end of Outcome Period	=	Price change from the Fund's price at the time of purchase to Fund NAV at the end of the Outcome Period[1,2]
If the U.S. Equity Index is **<u>Below</u>** the Barrier at end of Outcome Period	=	Price change from the Fund's price at the time of purchase to match the entirety (*i.e.*, one-to-one) of **U.S. Equity Index price return losses (*i.e.*, negative returns)** at the end of the Outcome Period[2]

1. The Fund's NAV is expected to return to approximately the level it began the Outcome Period at if the U.S. Equity Index price level finishes at or above the Barrier level.
2. In each case, shareholders will receive all remaining Defined Distributions on the remaining Defined Distribution Dates.

Fund Investments

Principal Investments

FLEX Options

FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC option contracts positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

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The FLEX Options in which the Fund will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund will purchase and sell put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. The Fund will utilize cash-settled FLEX Options, meaning that in the event the FLEX Options are exercised, it will be required to deliver the cash value representing the difference between the strike price and the then-current price of the reference asset.

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the FLEX Options held by the Fund are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by Innovator as the “Valuation Designee” pursuant to Rule 2a-5 of the 1940 Act (“Rule 2a-5”) and approved by, and subject to the oversight of, the Board. The Fund will enter into FLEX Options contracts in accordance with Rule 18f-4 under the 1940 Act, which requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.

U.S. Treasury Securities

U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury that are backed by the full faith and credit of the United States Government.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s statement of additional information (“SAI”), which is available at www.innovatoretfs.com.

Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Principal Risks

Defined Outcome Strategy Risk.    The Fund employs an income-oriented “defined outcome strategy”, and is therefore subject to certain unique risks, which are detailed below.

Barrier Risk.    The Fund establishes the Barrier based on the performance of the U.S. Equity Index over the duration of the Outcome Period, calculated from the commencement of the Outcome Period to its conclusion. The Fund begins to experience the entirety of the losses of

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the U.S. Equity Index if such losses breach the Barrier, through the Initial Breach Losses or Full Breach Losses, as applicable. To the extent the U.S. Equity Index decreases in value by 40% or less at the end of the Outcome Period, investors are not expected to experience the losses of the U.S. Equity Index. There is no guarantee that the Fund will be successful in its strategy to implement the Barrier and if the operationality of the Barrier fails, investors could experience losses of the U.S. Equity Index irrespective of the sought-after Barrier. Further, while the Fund subjects shareholders to Initial Breach Losses on an accelerated basis from 0% to 41% if the U.S. Equity Index experiences losses of between 40% to 41% and Full Breach Losses thereafter, such returns are not guaranteed, and if the FLEX Options fail to perform as expected, an investor could experience additional losses. A shareholder may lose its entire investment, prior to consideration of any Defined Distributions paid by the Fund. The effect of the Barrier is measured only at the end of the Outcome Period, regardless of whether the U.S. Equity Index has experienced losses that exceed the Barrier at any point during the Outcome Period. Although the effect of the Barrier is only measured at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier. In the event an investor purchases Shares after the commencement of the Outcome Period or sells Shares prior to the expiration of the Outcome Period, the Barrier that the Fund seeks to provide may be less or not available at all. In addition, the operationality of the Barrier is such that the Fund may experience dramatic changes in value of its NAV at the end of the Outcome Period, even if the changes in the U.S. Equity Index are minimal. If the U.S. Equity Index’s value is at or near the Barrier at the end of the Outcome Period, small changes in the value of the U.S. Equity Index could result in dramatic changes in the value of the FLEX Options and therefore the Fund’s NAV. Investors should understand these risks before investing in the Fund.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to Initial Breach Losses or Full Breach Losses, as applicable, if losses of the U.S. Equity Index exceeds the Barrier. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the U.S. Equity Index (relative to the initial value of the U.S. Equity Index at the commencement of the Outcome Period) despite being subject to all of the downside losses of the U.S. Equity Index after such losses exceed the Barrier. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as the Fund will not experience any positive price returns of the U.S. Equity Index, if any, and the Fund would underperform the U.S. Equity Index to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is

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dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the U.S. Equity Index and may underperform the U.S. Equity Index and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater

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than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Barrier and Defined Distributions.

FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the U.S. Equity Index’s price return has dropped below the Barrier. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the U.S. Equity Index. Depending on the value of the U.S. Equity Index at this time and its proximity to the Barrier, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the U.S. Equity Index. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the U.S. Equity Index’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the U.S. Equity Index’s price return, changes in interest rates, changes in the actual and implied volatility of the U.S. Equity Index, the Barrier and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option

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contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. Option contracts may also involve the use of leverage, which could result in greater price volatility than other markets. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its

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consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

U.S. Equity Index Risk.    Because the Fund is subject to the downside price returns of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier, the Fund is subject to the associated risks of the U.S. Equity Index. As such, the Fund may be subject to the following risks as a result of its exposure to the U.S. Equity Index through its usage of FLEX Options:

Equity Securities Risk.    The U.S. Equity Index tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the U.S. Equity Index. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the U.S. Equity Index invests in.

Information Technology Companies Risk.    The U.S. Equity Index is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The U.S. Equity Index tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

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Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the U.S. Equity Index has decreased below the Barrier. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the U.S. Equity Index. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the U.S. Equity Index. Further, small changes in the value of the U.S. Equity Index at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the U.S. Equity Index, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the U.S. Equity Index on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient

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number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Values of securities may change due to factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of securities. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s investments and could result in disruptions in the trading markets. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors or other economic, political, or regulatory developments, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could result in disruptions to trading markets and could also adversely affect the prices and liquidity of a Fund’s holdings. Any of such circumstances could result in increased market volatility and/or have a materially negative impact on the value of Shares or the liquidity of an investment. During any such events, Shares may trade at greater premiums or discounts to their NAV and the bid/ask spread on Shares may widen. The future potential economic impact of any such future events is impossible to predict and could result in adverse market conditions that impact the performance of the Fund.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

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Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). Authorized participants are not obligated to make a market in Shares or submit orders for the issuance or redemption of Creation Units. To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

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Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Barrier, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The Fund’s NAV represents the value of the Fund’s investments and is calculated by taking the sum of the Fund’s assets less the Fund’s liabilities, if any. The NAV per Share is the value of a Share’s portion of all of the Fund’s net assets. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV. Additionally, decisions by market makers and/or authorized participants or reduced effectiveness of the arbitrage process in maintaining the relationship of the Fund’s NAV to the market price of its Shares could result in the Shares trading at a premium, or discount to NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

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Tax Risk.    The Fund intends to qualify as a RIC, however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. In addition, depending on the time during an Outcome Period at which a shareholder purchases Shares and the performance of the Fund’s assets, all or a portion of a Defined Distribution may be characterized as ordinary income, return of capital or capital gain when received by the shareholder. Such characterization will impact the tax consequences to the shareholder of the Defined Distribution and shareholders should understand the tax consequences of each characterization before investing in the Fund. In addition, the Fund’s NAV at the end of an Outcome Period will be decreased by the amount of any distribution that is characterized as capital gain.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. The Fund’s Valuation Procedures adopted Innovator as Valuation Designee (as reviewed, approved, and subject

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to the oversight of the Board) complies with Rule 2a-5 under the 1940 Act. Pursuant to Rule 2a-5, the Board oversees the implementation of the Valuation Procedures. While the Fund’s program is designed to contemplate the specific risks of the Fund, there is no guarantee the program will adequately do so each time, and value may not be properly selected for the Fund.

Management of the Fund

The Fund is a series of Innovator ETFs® Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Innovator Capital Management, LLC, 200 W. Front Street, Wheaton, Illinois 60187, serves as the Fund’s investment adviser. In its capacity as Adviser, Innovator has overall responsibility for selecting and monitoring the Fund’s investments and managing the Fund’s business affairs. Innovator serves as investment adviser to 150 exchange-traded funds, each of which is organized as a separate series of the Trust, a registered management investment company.

Investment Sub-Adviser

Milliman Financial Risk Management LLC, 71 South Wacker Drive, 31st Floor, Chicago, Illinois 60606, serves as the Fund’s investment sub-adviser. Milliman has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Managers

Robert T. Cummings and Jordan B. Rosenfeld serve as the Fund’s portfolio managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.

•   Robert T. Cummings — Principal, Senior Director and Head of Portfolio Management at Milliman.    Mr. Cummings has served in this role since 2007. Mr. Cummings has more than 13 years of experience as a trader with a primary focus on options. Prior to joining Milliman, he was involved in various proprietary trading strategies and was a portfolio manager of associated derivatives funds. These strategies included volatility arbitrage, global macro, and high-frequency trading. Entities at which Mr. Cummings has previously worked include Citadel Investment Group, TradeNet (as a primary market maker on the Chicago Board Options Exchange), KCM Group and Spyglass Capital Management.

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman.    Mr. Rosenfeld joined Milliman in 2018 as a trader and in 2021 was promoted to ETF Portfolio Manager. Mr. Rosenfeld is responsible for implementing derivatives strategies in exchange-traded

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funds, mutual funds, and unit investment trusts. He has more than nine years of experience in capital markets with a focus on derivatives portfolio management and multi-asset strategy. Prior to joining the firm, Mr. Rosenfeld was a global macro portfolio manager at Gelber Group.

For additional information concerning Innovator and Milliman, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares may also be found in the SAI.

Management Fee

Pursuant to an investment advisory agreement between Innovator and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Innovator in an amount equal to 0.79% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Innovator for the services it provides to the Fund. Out of the unitary management fee, Innovator pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Innovator is not responsible for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Pursuant to an investment sub-advisory agreement between Innovator, Milliman and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Innovator has agreed to pay an annual sub-advisory fee to Milliman in an amount based on the Fund’s average daily net assets. Innovator is responsible for paying the entirety of Milliman’s sub-advisory fee. The Fund does not directly pay Milliman.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR for the fiscal period ended October 31, 2024.

Manager of Managers Structure.    The Fund and Innovator have received an exemptive order from the SEC to operate under a manager of managers structure that permits Innovator, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, Innovator has ultimate responsibility, subject to oversight by the Board, for overseeing the Fund’s sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Fund or Innovator.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to any sub-adviser or the sub-advisory agreement. The Manager of Managers Structure does not permit an increase in the advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to any sub-adviser or a sub-advisory agreement within 90 days of the change.

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Additional Information Relating to the Declaration of Trust

The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) provides that by virtue of becoming a shareholder of the Trust, each shareholder is bound by the provisions of the Declaration of Trust. Subject to the provisions of the Declaration of Trust, the Board may, subject to the requisite vote, engage in and prosecute, defend, compromise, abandon, or adjust, by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims, and demands relating to the Trust. The Board may, in the exercise of their or its good faith business judgment, dismiss any action, suit, proceeding, dispute, claim or demand, derivative or otherwise, brought by a shareholder in its own name or in the name of the Trust. The Declaration of Trust further provides a detailed process for the bringing of derivative actions by shareholders. Prior to bringing a derivative action, a written demand by the complaining shareholder must first be made on the Board to bring the subject action unless an effort to cause the Board to bring such action is excused. A demand on the Board shall only be excused if a majority of the Board a material personal financial interest in the subject action.

There may be questions regarding the enforceability of these provisions based on certain interpretations of the Securities Act of 1933 Act, as amended, the Securities Exchange Act of 1934, as amended and the 1940 Act. However, the Declaration of Trust provides if any provision shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to that provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of the Declaration of Trust. The provisions of the Declaration of Trust are not intended to restrict any shareholder rights under the federal securities laws and do not mandate the adjudication of federal securities laws claims through arbitration

How to Buy and Sell Shares

The Fund will issue or redeem its Shares at NAV per Share only in Creation Units. Most Fund shareholders will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. Share prices are reported in dollars and cents per Share. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, a Fund Shareholder may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized participants may acquire Shares directly from the Fund, and authorized participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units, and in accordance with the procedures described in the SAI.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

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Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange is based on market price and may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions (“market timing”), and has adopted no policies and procedures with respect to market timing activities. In making this determination, the Board considered the risks associated with market timing activities by the Fund’s shareholders, including, dilution, disruption of portfolio management, increases in the Fund’s trading costs and the potential for the realization of capital gains.

Shares may be purchased and redeemed directly from the Fund only when aggregated into one or more Creation Units by authorized participants that have entered into agreements with the Fund’s distributor. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares detailed above. To the extent the Fund may effect the issuance or redemption of Creation Units in exchange wholly or partially for cash, such trades could result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objectives, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by authorized participants increases. However, direct trading by authorized participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Fund reserves the right to not accept orders from authorized participants that Innovator has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

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Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use as the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

The Fund intends to continue to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information only. You should consult your own tax advisor about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•   the Fund makes distributions,

•   you sell your Shares listed on the Exchange, and

•   you purchase or redeem Creation Units.

To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. The Fund intends to treat any income that it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for

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special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

Taxes on Distributions

The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Shares, which could result in you having to pay higher taxes in the future when Shares are sold, even if you sell the Shares at a loss from your original investment. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

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An election may be available to shareholders to defer recognition of the gain attributable to a capital gain dividend if they make certain qualifying investments within a limited time. Shareholders should talk to their tax advisor about the availability of this deferral election and its requirements. The Fund’s positions in FLEX Options may reduce the amount of long-term capital gains, and thus, reduce the amount of distributions eligible to be capital gain dividends.

Taxes on Exchange Listed Shares

If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

Taxes and Purchases and Redemptions of Creation Units

If you exchange securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and any cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of the FLEX Options

The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market but will be subject to the straddle rules.

However, the Fund’s investments in offsetting positions with respect to the U.S. Equity Index may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders

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in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax (“backup withholding”) from dividends and capital gains distributions paid to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify to the Fund that he or she is not subject to backup withholding. The current backup withholding rate is 24%. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will generally be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below.

However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. Amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

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Distributions to, and gross proceeds from dispositions of Shares by, (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners may be subject to a U.S. withholding tax of 30%. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Distributions and Taxes” in the SAI for more information.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

Net Asset Value

US Bancorp Fund Services LLC (“USBFS”), the Fund’s administrator and fund accounting agent, calculates the Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. E.S.T.) every day the New York Stock Exchange is open. The NAV for one Share is the value of that Share’s portion of the net assets of the Fund, which is calculated by taking the market price of the Fund’s total assets, including any interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent is the NAV per Share.

Section 2(a)(41) of the 1940 Act provides that when a market quotation is readily available for a fund’s portfolio investments, such investment must be valued at the market value. Rule 2a-5 under the 1940 Act defines a readily available market quotation as “a quoted price (unadjusted) in active markets for identical investments that the fund can access at a measurement date, provided that a quotation will not be readily available if it is not reliable.” If a market quotation is not “readily available” the portfolio investment must be fair valued as determined in good faith by a fund’s board of trustees. Rule 2a-5 allows a fund’s board of trustees to designate the fund’s investment adviser as the “valuation designee” to perform fair value determinations subject to certain conditions. In accordance with Rule 2a-5, the Board has appointed Innovator as the “Valuation Designee” for the Fund’s portfolio investments. Investments will be fair valued as determined in good faith in accordance with the policies and procedures established by Innovator as the Valuation Designee pursuant to Rule 2a-5 and approved by, and subject to the oversight of, the Board of Trustees. As a general principle, “fair value” represents a good faith approximation of the value of a portfolio investment and is the amount the Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. The use of fair value prices may result in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. While the Valuation Procedures

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(defined below) are intended to result in the Fund’s NAV calculation that fairly reflects the values as of the time of pricing, the fair value determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.

FLEX Options listed on an exchange (e.g., Cboe) will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Fund’s option has a same-day market trading price, this same-day market trading price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Sub-Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s NAV. If either pricing vendor is not available to provide a model price for that day, the value of a FLEX option will be determined by Innovator as Valuation Designee in accordance with the Valuation Procedures. In instances where in the same trading day, a particular FLEX Option is represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or a redemption unit), for valuation purposes that trading day the Fund will default to use the trade price for both instances, rather than the model price otherwise available for the in-kind transaction.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price.

Exchange-traded options (other than FLEX Options) and futures contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be valued at fair value. Any fair value determination will be made in accordance with the policies and procedures established by Innovator as Valuation Designee in accordance with Rule 2a-5.

USBFS may obtain all market quotations used in valuing securities from a third-party pricing service vendor (a “Pricing Service”). If no quotation can be obtained from a Pricing Service, then USBFS will contact Innovator. Innovator is responsible for establishing the valuation of portfolio securities and other instruments held by the Fund in accordance with the pricing and valuation procedures adopted by the Board (the “Valuation Procedures”). Innovator will then attempt to obtain one or more broker quotes for the security daily and will value the security accordingly.

If no quotation is available from either a Pricing Service, or one or more brokers, or if Innovator has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by Innovator in a manner that most appropriately

50

reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following: (a) the type of security; (b) the size of the holding; (c) the initial cost of the security; (d) transactions in comparable securities; (e) price quotes from dealers and/or pricing services; (f) relationships among various securities; (g) information obtained by contacting the issuer, analysts, or the appropriate stock exchange; (h) an analysis of the issuer’s financial statements; and (i) the existence of merger proposals or tender offers that might affect the value of the security.

With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell Shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its Shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

For more information about how the Fund’s NAV is determined, please see the section in the SAI entitled “Determining Offering Price and Net Asset Value.”

Fund Service Providers

US Bancorp Fund Services LLC is the administrator and transfer agent for the Trust. U.S. Bank, N.A. serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

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Premium/Discount Information

Information showing the number of days the market price of Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.innovatoretfs.com.

Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Rule 12d1-4 under the 1940 Act provides the requirements under which an investment company may invest in securities of another investment company beyond the limits prescribed in Section 12(d)(1) of the 1940 Act. Any investment by another investment company in the Fund, or by the Fund in another investment company, must comply with Rule 12d1-4 in order to exceed the limits contained in Section 12(d)(1).

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. The total returns in the table represent how much an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single Fund Share. The information below has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR, which is available upon request.

Innovator ETFs® Trust

Financial Highlights

Innovator Premium Income 40 Barrier ETF™ — April

		Investment Operations:			Less Distributions From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total From Investment Operations	Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
10/31/2024	$24.63	$0.98	$0.35	$1.33	$(1.05)	$(0.12)	$(0.13)	$(1.30)
10/31/2023(e)	$24.46	$0.56	$0.25	$0.81	$(0.62)	$(0.05)	$—	$(0.67)
					Supplemental Data and Ratios
For the Year Ended	ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return		Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)
10/31/2024	$0.01	$24.67	5.55%		$19,120	0.79%	3.97%	—%
10/31/2023(e)	$0.03	$24.63	3.49	%(f)	$33,252	0.79%	3.98%	—	%(f)

(a)      Net investment income per share has been calculated based on average shares outstanding during the year.

(b)      Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)      Portfolio turnover rate excludes in-kind transactions.

(d)      Annualized for periods less than one year.

(e)      Inception date of the Fund was March 31, 2023.

(f)      Not annualized for periods less than one year.
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Innovator Premium Income 40 Barrier ETF™ — April

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund’s most recent SAI, annual or semi-annual reports and certain other information such as Fund financial statements are available free of charge by calling the Fund at (800) 208-5212, on the Fund’s website at www.innovatoretfs.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Innovator Capital Management, LLC 200 W. Front Street Wheaton, Illinois 60187 (800) 208-5212 www.innovatoretfs.com	SEC File #: 333-146827 811-22135

Prospectus

Innovator Premium Income 9 Buffer ETF™ — April

(Cboe BZX — HAPR)

February 28, 2025

Innovator Premium Income 9 Buffer ETF™ — April (the “Fund”) is a series of
Innovator ETFs® Trust (the “Trust”) and is an actively managed ETF.

•    The Fund employs an income-oriented “defined outcome strategy.” Defined outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The outcomes sought by the Fund, which include the defined distributions and buffer discussed below (the “Outcomes”), are contingent on the performance of the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) and the yield of U.S. Treasury bills (“U.S. Treasuries”) over an approximately one-year period from April 1 through March 31 of the following year (the “Outcome Period”). The current Outcome Period is from April 1, 2024 through March 31, 2025. The Fund invests in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF and U.S. Treasuries. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another Outcome Period will begin. The Fund and the sought-after Outcomes are designed for shareholders who invest from the commencement of the Outcome Period through the end of the Outcome Period. If an investor purchases shares of the Fund (“Shares”) after the Outcome Period has begun or sells Shares prior to the expiration of the Outcome Period, the investment outcomes experienced by such investor will differ from the Fund’s sought-after Outcomes. There is no guarantee that the Outcomes for an Outcome Period will be realized.

•   As further described in this Prospectus, the Fund’s principal investment strategy seeks to provide the following investment profile over each Outcome Period:

•   Defined Distributions:    The Fund seeks to provide shareholders distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 7.22% prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each month will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). The Defined Distribution Rate is applicable only to those investors who hold Shares for an entire Outcome Period and is not guaranteed. See “Principal Investment Strategies – Fund Portfolio”.

•   Buffer:    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with a buffer (the “Buffer”) against the first 9% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 9% on a one-to-one basis. If the Outcome Period has begun and the Fund has decreased in value beyond the pre-determined 9% Buffer, an investor purchasing Shares at that price may not benefit from the Buffer. Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing Shares at that price may not benefit from the Buffer until the Fund’s value has decreased to its value at the commencement of the Outcome Period. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

•   Outcomes:    The Fund is designed to provide investors with Outcomes for each Outcome Period that is equal to the Defined Distribution Rate, less the losses experienced by the Underlying ETF if such losses exceed the Buffer at the end of the Outcome Period. If at the end of the Outcome Period the Underlying ETF has experienced a positive price return, or price return losses that are less than the Buffer, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the Underlying ETF has experienced losses at the end of the Outcome Period that exceed the Buffer, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value reflecting the losses experienced by the Underlying ETF that exceed the Buffer, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the Underlying ETF over each Outcome Period.

Investors that purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. The effect of the Buffer on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the Underlying ETF has produced losses that exceed the Buffer at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the Underlying ETF is likely to have changed in value and will affect the amount of losses the Underlying ETF may incur before the Buffer is exceeded. An investor that holds Shares through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because at the end of each Outcome Period, a new Buffer will be established based on the then-current price of the Underlying ETF and any losses experienced below the Buffer will be locked-in. Moreover, because the Fund does not participate in the upside returns of the Underlying ETF, the Fund will be unable to recoup any losses from the prior Outcome Periods. Accordingly, over multiple Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. See “Principal Investment Strategies – The Outcome Period”.

•   The Outcomes are provided prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets are considered, the Defined Distribution Rate is 6.43%. The Outcomes will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

•   The Fund’s FLEX Options positions will not provide upside exposure to the price return of the Underlying ETF and therefore the Fund will not participate in any increases in the price return of the Underlying ETF over the duration of the Outcome Period. Notwithstanding the above, the Fund is subject to the possibility of experiencing the significant losses of the Underlying ETF if its price return falls below the Buffer. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of Underlying ETF.

•   The Outcomes may only be realized by investors who hold Shares at the outset of the Outcome Period and continue to hold such Shares until the conclusion of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes on the last day of each Outcome Period. It should not be expected that the Outcomes, including the net effect of the Fund’s annual management fee on the Outcomes, will be provided at any point prior to the last day of the Outcome Period. Investors considering purchasing Shares after the Outcome Period has begun or selling Shares prior to the end of the Outcome Period should visit the website referenced below to fully understand the potential Outcomes.

•   The Fund’s website, www.innovatoretfs.com/hapr, provides important Fund information (including, among other items, Outcome Period start and end dates, information relating to the Defined Distributions, the Defined Distribution Rate and the potential Outcomes related to the Buffer), as well information relating to the potential outcomes of an investment in the Fund on a daily basis. If you are contemplating purchasing Shares, please visit the Fund’s website.

Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund. The Fund has characteristics unlike many other traditional investment products and may not be suitable for all investors.

The Fund lists and principally trades its Shares on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices may differ to some degree from the net asset value of Shares. Unlike mutual funds, the Fund issues and redeems Shares at NAV only in large blocks of Shares called “Creation Units.” The Fund is a series of the Trust and is an actively managed exchange-traded fund organized as a separate series of a registered management investment company.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Innovator Premium Income 9 Buffer ETF™ – April

Investment Objective

The Fund seeks to provide investors, over the period from April 1, 2024 through March 31, 2025, with an investment that provides a high level of income through a Defined Distribution Rate of 7.22% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% of SPDR® S&P 500® ETF Trust losses.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.79%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.
	1 Year	3 Years	5 Years	10 Years
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:	$81	$252	$439	$978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

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Principal Investment Strategies

General Strategy Description.    The Fund is an actively managed exchange-traded fund (“ETF”) that invests in U.S. Treasury bills (the “U.S. Treasuries”) and FLexible EXchange® Options (“FLEX Options”) that use as a reference asset, the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand the characteristics of the Fund before making an investment in the Fund. As further described below, the Fund’s principal investment strategy seeks to provide the following investment profile over an approximately one-year period from April 1 through March 31 of the following year (the “Outcome Period”):

•   Defined Distributions:    The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 7.22% prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is based on market conditions at the onset of the Outcome Period and is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each month will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Defined Distribution Rate” for additional information.

•   Buffer:    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with a Buffer against the first 9% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 9% on a one-to-one basis. If the Outcome Period has begun and the Fund has decreased in value beyond the pre-determined 9% Buffer, an investor purchasing Shares at that price may not benefit from the Buffer. Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing Shares at that price may not benefit from the Buffer until the Fund’s value has decreased to its value at the commencement of the Outcome Period. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

At the conclusion of each Outcome Period, the Fund will establish a new Buffer (i.e., beginning at 9% of Underlying ETF losses) for the next Outcome Period. The Buffer level beginning at 9% of losses of the Underlying ETF will remain constant from one

2

Outcome Period to the next. There is no guarantee that the Fund will be successful in its attempt to implement the Buffer. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Buffer” for additional information.

•   Outcomes:    The pre-determined outcomes sought by the Fund, which include the Defined Distributions and the Buffer (the “Outcomes”) are designed to provide investment performance for each Outcome Period that is equal to the Defined Distribution Rate, less any decreases in NAV reflecting the losses experienced by the Underlying ETF that exceed the Buffer. If at the end of the Outcome Period the Underlying ETF has experienced (in comparison to the market value of the Underlying ETF at the beginning of the Outcome Period) a positive price return, or price return losses that are less than the Buffer, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the Underlying ETF has experienced losses at the end of the Outcome Period that exceed the Buffer (in comparison to the market value of the Underlying ETF at the beginning of the Outcome Period), the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value reflecting the losses experienced by the Underlying ETF that exceed the Buffer. The Fund will not receive any of the upside returns of the Underlying ETF over the Outcome Period. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Outcome Period” for additional information. The Fund and the sought-after Outcomes are designed for shareholders who invest and hold Shares from the commencement of the Outcome Period through the end of the Outcome Period. The effect of the Buffer on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the Underlying ETF has produced losses that exceed the Buffer at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the Underlying ETF is likely to have changed in value and will affect the amount of losses the Underlying ETF may incur before the Buffer is exceeded. If an investor purchases Shares after the Outcome Period has begun or sells Shares prior to the conclusion of the Outcome Period, the Outcomes experienced by the investor will differ from the Fund’s sought-after Outcomes. See “Principal Investment Strategies – Intra-Outcome Period”.

The Fund seeks a high level of income that exceeds an investment in U.S. Treasuries with premiums generated from the Fund’s FLEX Options positions. As further described below, the Fund will purchase U.S. Treasuries and enter into a series of FLEX Option contracts that provides additional income to the Fund by virtue of premiums received from sold FLEX Options. The Fund is designed to provide Defined Distributions based on a Defined Distribution Rate that is established at the commencement of each Outcome Period. The Defined Distribution Rate is based upon prevailing market conditions for both the U.S Treasuries and the FLEX Options on the first day of the Outcome Period and will be further reduced by the Fund’s annual management fees, any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the current Outcome Period, the Defined Distribution Rate is 7.22% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 6.43%. While the Defined Distribution Rate is expected to remain constant over the Outcome Period

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for shareholders who hold Shares continuously from the commencement of the Outcome Period until its conclusion, the Defined Distribution Rate is not guaranteed. The Defined Distribution Rate is based on the NAV per Share at the commencement of the Outcome Period and any shareholders that initially invest at a Share price that differs from this NAV will not experience the Defined Distribution Rate. Because the Defined Distribution Rate is based upon prevailing market conditions at the beginning of an Outcome Period, the Defined Distribution Rate will rise or fall from one Outcome Period to the next.

Fund shareholders also will be subject to losses experienced by the Underlying ETF if the Underlying ETF experiences losses from the commencement of the Outcome Period to its conclusion that exceed the Buffer. The Fund will seek to set the Buffer at 9% of Underlying ETF losses at the end of each Outcome Period. If at the end of the Outcome Period the Underlying ETF has experienced a positive price return, or price return losses that are less than the Buffer, the Fund will not experience any of the losses of the Underlying ETF and is designed to provide returns that equal the Defined Distribution Rate. However, if the Underlying ETF has decreased in value below the Buffer at the end of the Outcome Period, the Fund’s investments will generate Outcomes that equal the Defined Distribution Rate less any decreases in NAV reflecting the losses experienced by the Underlying ETF that exceed the Buffer. The Fund will not benefit from any increases in the Underlying ETF over the course of an Outcome Period but is subject to the possibility of significant losses experienced by the Underlying ETF if the value of the Underlying ETF drops below the Buffer at the end of the Outcome Period. A shareholder could lose its entire investment. The Fund will not receive or benefit from any dividend payments made by the constituents of the Underlying ETF.

The current Outcome Period is from April 1, 2024 through March 31, 2025. Upon the conclusion of the Outcome Period, the Fund will receive the value of its investments in the U.S. Treasuries upon the maturity of such U.S. Treasuries and deliver cash owed on its FLEX Options positions, if any. At the commencement of the new Outcome Period, the Fund will enter into new FLEX Options with an expiration date of approximately one year and invest in U.S Treasuries with maturity dates on or about each Distribution Date, the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period. The Outcomes may only be realized by shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. See “Principal Investment Strategies – Intra-Outcome Period” and “Principal Investment Strategies – The Outcome Period” for additional information.

Fund Portfolio.    The Fund’s investment sub-adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”) will pursue the Fund’s investment objective through the combination of FLEX Options positions that reference the Underlying ETF and in U.S. Treasuries. As further described below, the Fund will invest proceeds from investments in the Fund, together with the FLEX Options premium net proceeds, in U.S. Treasuries in seeking to provide the Defined Distribution Rate.

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FLEX Options are exchange-traded option contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. See “Principal Risks – Derivatives Risk – FLEX Options Risk”. The Fund’s FLEX Options positions have expiration dates on or about the final date of the Outcome Period. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option contract the right to buy or sell a particular asset at a specified future date at an agreed upon price. An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the seller of the put option contract (i.e., the “writer”) the obligation to buy (if the option is exercised), a specified amount of an underlying security at a pre-determined price (the strike price). The FLEX Options used by the Fund are European-style option contracts, meaning that the FLEX Options may only be exercised on the expiration date. The FLEX Options are not guaranteed to perform as expected. See “Principal Risks – Buffer Risk” and “Principal Risks – Derivatives Risk – FLEX Options Risk” below for additional information. Each of the FLEX Options sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options sold on the first day of the Outcome Period. The reference asset for the Fund’s FLEX Options positions is the Underlying ETF. The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index, which is a market capitalization weighted index of the 500 largest U.S. public companies. The Underlying ETF invests in equity securities of companies, including companies with large capitalizations. To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. Through its use of FLEX Options that provide exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector. For more information on the Underlying ETF, please see the section of the prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The Fund will also purchase U.S. Treasuries that align with the monthly Distribution Dates for the effective management of the Fund’s portfolio and Defined Distributions, with the majority of the Fund’s assets invested in U.S. Treasuries that expire on or about the final Distribution Date at the conclusion of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

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The below chart represents the Fund’s investment portfolio and related investment function of each component.

Innovator Premium Income 9 Buffer ETF™ – Fund Holdings

Portfolio Investment	Investment Terms	Investment Function	Investment Maturities/Expirations
U.S. Treasuries	Investments in the Fund and premiums generated from the Fund’s put FLEX Option positions are invested in U.S. Treasury bills supported by the full faith and credit of the U.S. Government	Treasury Income	Monthly to align with the Defined Distributions, including the final day of the Outcome Period
Sold Put FLEX Option Contract on Underlying ETF

Fund sells an out-of-the-money put FLEX Option (i.e., the strike price is less than the current asset price) at 91% of the then-current value of the Underlying ETF at the beginning of the Outcome Period

Premium generated from selling put FLEX Option which is subsequently invested in U.S. Treasuries

Position provides losses experienced by the Underlying ETF losses on a one-to-one basis starting at 91% of the then-current value of the Underlying ETF

Final day of the Outcome Period

The Sub-Adviser seeks to specifically select the strike price for each FLEX Option contract held by the Fund such that if the FLEX Options were exercised on the expiration date (the final day of the Outcome Period), the Fund’s portfolio would provide a 9% Buffer with losses experienced to the full extent of the Underlying ETF losses on a one-to-one basis starting at 9% of losses. The Fund’s portfolio holdings are as detailed below:

•   A sold put FLEX Option with a strike price at 91% of the value of the Underlying ETF at the commencement of the Outcome Period. The sold put FLEX Option provides one-to-one downside for all losses that exceed the strike price. In exchange for selling the put FLEX Option, the Fund will receive a premium that will be invested in the U.S. Treasuries and be part of the Defined Distribution Rate.

•   The Fund will use proceeds from the sale of Shares to purchase U.S. Treasuries that mature at the end of the Outcome Period. The Fund receives premiums from its FLEX Options positions and invests the proceeds in U.S. Treasuries with maturities that align with the Distribution Dates. The U.S. Treasuries are entitled to an interest rate, which when added to the premiums received for selling FLEX Options, produce the Defined Distribution Rate. The Defined Distribution Rate is distributed to shareholders in Defined Distributions.

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Intra-Outcome Period.    It is anticipated that during the Outcome Period the Fund’s NAV will not change in value at the same rate as the Underlying ETF, and in some instances may not be correlated to the movements in the value of the Underlying ETF. The Fund’s NAV is based upon the value of its portfolio. During each Outcome Period, the Fund’s NAV will be subject to increases and decreases in the market value of the U.S. Treasuries until the U.S. Treasuries held by the Fund mature. The value of the Fund’s FLEX Options positions, which expire at the conclusion of an Outcome Period, will also impact the Fund’s NAV and is dependent upon additional factors. Although the value of the Underlying ETF is a significant component of the value of the Fund’s FLEX Options, the time remaining until the FLEX Options expire and other factors, including current interest rates and volatility rates, will also affect their value. The Sub-Adviser, anticipates that the value of the FLEX Options, and therefore the Fund’s NAV, may increase on days when the Underlying ETF increases (if the Underlying ETF is below its original value at the start of the Outcome Period) and may decrease on days when the Underlying ETF’s level decreases, but that the rate of change will be less than that experienced by the Underlying ETF. Because the Fund will not participate in upside exposure to the Underlying ETF for the entirety of an Outcome Period, to the extent the value of the Underlying ETF increases beyond the initial value at the commencement of the Outcome Period, the value of the Fund’s FLEX Options are not expected to have corresponding price movements. The effect of the Buffer on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the Underlying ETF has produced losses that exceed the Buffer at any point during the Outcome Period. However, the proximity of the value of the Underlying ETF to the Buffer will have a significant impact on the value of the Fund’s FLEX Options and the direction and rate of change of the Fund’s NAV as compared to that of the Underlying ETF. Similar to other securities with established dividend or distribution payment dates, it is expected that the Fund’s NAV may increase or decrease immediately prior to and following a Distribution Date. As a result, it is possible that the Fund’s NAV could decrease notwithstanding an increase in the Underlying ETF. It is anticipated that the Fund will be subject to significant changes in the value of the FLEX Options, and therefore the Fund’s NAV, at the end of the Outcome Period depending on the proximity of the value of the Underlying ETF to the Buffer. As a result, as time approaches the expiration date of the FLEX Options, subsequent movements in the value of the Underlying ETF may have dramatic impacts on the Fund’s NAV. Investors should understand this potential relationship before investing in the Fund.

Investors purchasing Shares after the Outcome Period has begun or selling Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Such experience may be impacted as detailed below:

•   Impact on the Defined Distribution Rate:    The Defined Distribution Rate is measured against the NAV per Share at the commencement of the Outcome Period and is only applicable to shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. Investors purchasing Shares after an Outcome Period

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commences will have a different effective Defined Distribution Rate as a result of any differences versus the price of the Shares purchased versus that of the Fund’s NAV at the commencement of the Outcome Period. See “Additional Information About the Fund’s Principal Investment Strategies.”

•   Impact on the Buffer:    If an investor purchases Shares after the commencement of the Outcome Period, the Underlying ETF is likely to have changed in value which will affect the amount of losses the Underlying ETF may incur before the Buffer. The effect of the Buffer on the sought-after Outcomes is measured at the end of the Outcome Period, regardless of whether the level of the Underlying ETF has produced losses that exceed the Buffer at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the Underlying ETF is likely to have changed in value and will affect the amount of losses the Underlying ETF may incur before the Buffer is exceeded. If the Underlying ETF has decreased in value, such intra-Outcome Period investor will not receive a full 9% Buffer. If an investor is considering purchasing Shares during the Outcome Period, and the value of the Underlying ETF has already decreased, an investor purchasing Shares at that time will receive less of a Buffer or no Buffer that the Fund seeks to offer for the remainder of the Outcome Period. Although the effect of the Buffer with respect to the Fund’s designed Outcomes over an Outcome period is measured only at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the Underlying ETF. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the Underlying ETF’s relative position to the Buffer and subsequent movements in the value of the Underlying ETF.

The Outcome Period.    The Outcome Period is from April 1 through March 31 of the following year and begins on the day the FLEX Options are entered into and ends approximately one year later on the expiration date for the FLEX Options. Because the terms of the FLEX Options will not change over the course of the Outcome Period, the Buffer is measured against the value of the Underlying ETF at the onset of the Outcome Period. In addition, certain of the Fund’s U.S. Treasuries will mature at or near the end of each Outcome Period. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares at the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes. The Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

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The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the operationality of the Fund and the Outcomes it seeks to provide over an Outcome Period. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the Underlying ETF, the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF, the FLEX Options or the Fund. The actual overall performance of the Fund will vary during the Outcome Period. While the Fund’s FLEX Options performance includes premiums generated from such FLEX Options, the below table reflects that premiums generated

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from the Fund’s FLEX Options positions are included in the Defined Distribution Rate. Please refer to the Fund’s website, www.innovatoretfs.com/hapr, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	-100%	-50%	-25%	-15%	0%	10%	20%	50%	100%
FLEX Options Performance	-91%*	-41%*	-16%*	-6%*	0%*	0%*	0%*	0%*	0%*
Fund Performance	-91% + Defined Distribution Rate**	-41% + Defined Distribution Rate**	-16% + Defined Distribution Rate**	-6% + Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**

*           The FLEX Options’ performance includes the premium received by the Fund for selling such options, which is not reflected in this figure, but is included in the Defined Distribution Rate indicated below.

**         The Fund’s performance is equal to the Defined Distribution Rate minus the losses experienced by the Underlying ETF that exceed the Buffer, if any. The Defined Distribution Rate is set on the first day of the Outcome Period and is 7.22% prior to taking into any account fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 6.43%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Defined Distribution Rate, and therefore the performance delivered by the Fund to the Fund’s shareholders.

An investor that holds Shares through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because at the end of each Outcome Period, a new Buffer will be established based on the then-current price of the Underlying ETF and any losses experienced below the Buffer will be locked-in. Moreover, because the Fund does not participate in the upside returns of the Underlying ETF, the Fund will be unable to recoup any losses from the prior Outcome Periods. Accordingly, over multiple Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF.

The Defined Distribution Rate.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the course of the Outcome Period is the Defined Distribution Rate, less any decreases in NAV reflecting the losses experienced by the Underlying ETF that exceed the Buffer at the end of the Outcome Period (in comparison to the market value of the Underlying ETF at the commencement of the Outcome Period). The Defined Distribution Rate, which is paid out via the Defined Distributions, is determined at the commencement of each Outcome Period and represents the expected payment rate an investor can achieve from an investment in Shares over the duration of the Outcome Period, however such payment rate is not guaranteed. The Defined Distribution Rate is the result of the premiums received from the Fund’s sold FLEX Options and the income received by the Fund through its investments in U.S. Treasuries. The Defined Distribution Rate is calculated against the Fund’s NAV per Share at the commencement of the Outcome Period and is only representative to shareholders who invest in Shares at this NAV per Share. If a shareholder purchases Shares at a market price that differs from that of the NAV per Share at the commencement of the Outcome Period, such shareholder will experience a different rate than the Defined Distribution Rate.

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During each Outcome Period, the Fund will purchase and sell FLEX Options and use the proceeds from the sale of Shares to purchase U.S. Treasuries. The amount of premiums the Fund receives for selling FLEX Options as well as the interest rate for the U.S. Treasuries, and therefore the Defined Distribution Rate of the Fund, will be dependent upon prevailing market conditions at the time the Fund enters into the FLEX Options and purchases U.S. Treasuries, most notably, current interest rates and volatility in the Underlying ETF. The Defined Distribution Rate for the current Outcome Period is 7.22% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 6.43%. The Defined Distribution Rate will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the purposes of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. The Defined Distribution Rate is also set forth on the Fund’s website at www.innovatoretfs.com/hapr.

The Fund distributes the Defined Distribution Rate through the Defined Distributions. Defined Distributions are paid on the first business day of the following respective month (each a Distribution Date), to shareholders of record on the last business day of each month. The Defined Distribution Rate is only applicable to investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. The Defined Distribution Rate will remain constant for such investors over the course of a single Outcome Period. However, the Defined Distribution Rate will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Defined Distribution Rate and Defined Distributions should be considered before investing in the Fund. If an investor is considering purchasing Shares after the Outcome Period has commenced, and the Fund has already made some or all of its Defined Distributions, an investor purchasing Shares will not receive the same Defined Distribution Rate for the remainder of the Outcome Period but will still remain vulnerable to the entirely of the significant downside risks associated with the Buffer. In such an instance, the investor may experience significantly different Outcomes than those the Fund seeks to provide. There is no guarantee that the Fund will successfully achieve its investment objective.

The Buffer.    The Buffer is only operative against the first 9% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 9%, the Fund will experience all subsequent losses on a one-to-one basis. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period. Therefore, it should not be expected that the Buffer will be provided at any point prior to the last day of the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already decreased in value by an amount equal to or greater than 9%, an investor purchasing Shares at that price may not benefit from the Buffer that the Fund seeks to provide for the remainder of the Outcome Period. Conversely, if an investor is considering purchasing Shares during the Outcome Period and the Fund has already increased in value, then a shareholder may experience losses prior to gaining the protection offered by the Buffer, which is not guaranteed. A shareholder that purchases Shares at the beginning of the Outcome Period may lose their entire investment.

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While the Fund seeks to limit losses to 91% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and U.S. Treasuries, and another Outcome Period will commence.

Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Defined Distribution Rate (both gross and net of the unitary management fee) for the next Outcome Period and disclose such information on the Fund’s website, www.innovatoretfs.com. The Fund’s website will also provide information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and potential Outcomes related to the Buffer, of an investment in the Fund on a daily basis.

The Fund’s website, www.innovatoretfs.com/hapr, provides information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and Buffer, of an investment in the Fund on a daily basis.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Defined Outcome Strategy Risk.    The Fund, in employing a “defined outcome strategy” is subject to certain unique risks, which are detailed below.

Buffered Loss Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against Underlying ETF losses if the Underlying ETF’s share price decreases by 9% or less over the duration of the Outcome Period. A shareholder may lose their entire investment. The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate, while limiting downside losses, if Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment. An investor that holds Shares

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through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because at the end of each Outcome Period, a new Buffer will be established based on the then-current price of the Underlying ETF and any losses experienced below the prior Buffer will be locked-in. Since the Fund does not participate in the upside returns of the Underlying ETF, the Fund may have losses that exceed those of the Underlying ETF over multiple Outcome Periods.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to losses of the Underlying ETF that exceed the Buffer. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the Underlying ETF (relative to the initial value of the Underlying ETF at the commencement of the Outcome Period) despite being subject to all of the downside losses of the Underlying ETF after such losses exceed the Buffer. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as Fund will not experience any positive price returns of the Underlying ETF, if any, and the Fund would underperform the Underlying ETF to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the Underlying ETF and may underperform the Underlying ETF and other funds.

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Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Buffer and Defined Distributions.

FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market

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participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the Underlying ETF’s price return has dropped below the Buffer. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying ETF. Depending on the value of the Underlying ETF at this time and its proximity to the Buffer, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the Underlying ETF. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying ETF’s price return, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF, the Buffer and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 under the 1940 Act (“Rule 18f-4”) in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a

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clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk.    Because the Fund is subject to the downside price returns of the Underlying ETF if the Underlying ETF losses exceed the Buffer, the Fund is subject to the associated risks of the Underlying ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF through its usage of FLEX Options:

Equity Securities Risk.    The Underlying ETF tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

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Information Technology Companies Risk.    The Underlying ETF is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The Underlying ETF tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the Underlying ETF has decreased below the Buffer. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. Further, small changes in the value of the Underlying ETF at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETF, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the Underlying ETF on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes or interpretations affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Concentration Risk.    Through its usage of FLEX Options, the Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the Underlying ETF. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business

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or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

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Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to sell) on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on

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the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Buffer, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

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Tax Risk.    The Fund intends to qualify as a “regulated investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

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Performance

As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.innovatoretfs.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Innovator Capital Management, LLC (“Innovator” or the “Adviser”)

Investment Sub-Adviser

Milliman Financial Risk Management LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•   Robert T. Cummings — Principal, Senior Director, Head of Portfolio Management at Milliman

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Mr. Cummings has served in this capacity since the Fund’s inception in April 2024. Mr. Rosenfeld has served in this capacity since July 2024.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at NAV only with authorized participants that have entered into agreements with the Fund’s distributor and only in Creation Units or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests. The Fund may issue and redeem Shares in exchange for cash at a later date but has no current intention of doing so. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.innovatoretfs.com.

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Tax Information

The Fund’s distributions will generally be taxable as ordinary income, return of capital or capital gain. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), Innovator and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investor Suitability Considerations

You should only consider this investment if:	You should not consider this investment if:

•   you fully understand the risks inherent in an investment in Shares;

•   you desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you understand that the Fund is subject to losses of the Underlying ETF if the Underlying ETF losses exceed the Buffer at the end of the Outcome Period and are willing to bear those losses;

•   you are willing to hold Shares for the duration of the Outcome Period in order to achieve the Outcomes that the Fund seeks to provide;

•   you fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Buffer;

•   you understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are willing to forgo any gains experienced by the Underlying ETF;

•   you understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the Underlying ETF’s proximity to the Buffer;

•   you understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you are willing to accept the risk of losing your entire investment; and

•   you have visited the Fund’s website and understand the investment outcomes available to you based upon the time of your purchase.

•   you do not fully understand the risks inherent in an investment in Shares;

•   you do not desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you do not understand and/or are unwilling to bear that the Fund is subject to the losses of the Underlying ETF if the Underlying ETF losses exceed the Buffer at the end of the Outcome Period;

•   you are not willing to hold Shares for the duration of the Outcome Period;

•   you do not fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Buffer;

•   you do not understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are unwilling to forgo any gains experienced by the Underlying ETF;

•   you do not understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the Underlying ETF’s proximity to the Buffer;

•   you do not understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you desire a level of protection and are unwilling to accept the risk of losing your entire investment; and

•   you have not visited the Fund’s website and do not understand the investment outcomes available to you based upon the timing of your purchase.

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Additional Information About the Fund’s Principal Investment Strategies

The Fund’s principal investment strategy seeks to produce the Outcomes based upon the Defined Distribution Rate and performance of the Underlying ETF. If the Underlying ETF increases in value over the course of the Outcome Period, or the Underlying ETF experiences losses that are less than the Fund’s sought-after protective Buffer over the course of the Outcome Period, the Fund is designed to provide Fund shareholders that hold Shares for the entire Outcome Period with returns that equal the Defined Distribution Rate. If the Underlying ETF experiences losses that exceed the Buffer over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Shares for the entire Outcome Period with the Defined Distribution Rate less any decreases in NAV reflecting the losses experienced by the Underlying ETF that exceed the Buffer. There is no guarantee that the Fund will be successful in its attempt to provide a Buffer. The Defined Distribution Rate is provided prior to taking into account annual Fund management fees equal to 0.79% of the Fund’s daily net assets, transaction fees and any extraordinary expenses incurred by the Fund. A portion of the Defined Distributions may be taxable as ordinary income, capital gains, or return of capital. The Fund will not benefit from any increases in the Underlying ETF over an Outcome Period but is subject to the possibility of experiencing the significant losses of the Underlying ETF if its price return falls below the Buffer. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of the Underlying ETF. The Fund intends to primarily use FLEX Options to implement its investment strategies, however, the Fund may use “over-the-counter” (“OTC”) option contracts if the Adviser deems such use to be advisable.

The Underlying ETF is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests entirely in the S&P 500® Index. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index, which includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans over 24 separate industry groups. The Fund will also invest in U.S. Treasuries, which will mature on approximately the last day of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government. At the commencement of each Outcome Period, Milliman may determine to invest in FLEX Options contracts as a substitute for the Fund’s U.S. Treasury securities positions for the purposes of achieving the Defined Distributions (defined below). The Fund expects that such determination will be made based upon the liquidity and pricing of the U.S. Treasury securities and FLEX Options contracts.

The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), including the end of each Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The “Defined Distribution Rate” is an annualized payment rate established at the commencement of the Outcome Period that is the percentage of

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Defined Distributions per Share over an Outcome Period. The Defined Distribution Rate is based upon the Fund’s NAV at the commencement of each Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 7.22% prior to taking into account any fees or expenses charged to shareholders.

Shareholders will also be subject to losses that exceed the Buffer, which is set at Underlying ETF losses that exceed 9%. The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

As described further in this prospectus, there are risks associated with an investment in the Fund and there is no guarantee the Fund achieve the Outcomes it seeks to provide. The Fund’s unique characteristics (i.e., the imperative of holding Shares for the entire Outcome Period, the Buffer and Defined Distribution Rate) distinguish it from other investment products and may make it an unsuitable some investors. Please also refer to the “Investor Suitability Considerations” table in this prospectus.

The Fund’s investment objective is considered non-fundamental and may be changed by the Board without shareholder approval. Additionally, the Fund may liquidate and terminate at any time without shareholder approval.

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Investment profile for Intra-Outcome Period Investors

The Fund is designed for shareholders who hold Shares for the entirety of the Outcome Period. If an investor purchases Shares after the Outcome Period has commenced or sells Shares prior to the Outcome Period’s conclusion, such investor will not receive the Outcomes sought to be delivered by the Fund, and will experience very different investment outcomes then the Fund seeks to provide. Further, investors who purchase Shares after the commencement of the Outcome Period will have a different effective Defined Distribution Rate as a result of any changes in the Fund’s NAV since the commencement of the Outcome Period and Defined Distributions for an Outcome Period already paid. Following the commencement of an Outcome Period, the Fund seeks to provide shareholders who hold shares for the entirety of the Outcome Period with Defined Distributions paid by the Fund over the duration of the Outcome Period on remaining Defined Distribution Dates. An investor is expected to have the following investment profile for the remainder of an Outcome Period if such investor purchases shares after the commencement of the Outcome Period:

If the Underlying ETF is **At or Above** the Buffer at end of Outcome Period	=	Price change from the Fund's price at the time of purchase to Fund NAV at the end of the Outcome Period[1,2]
If the Underlying ETF is **Below** the Buffer at end of Outcome Period	=	Price change from the Fund's price at the time of purchase to match **Underlying ETF price return losses (*i.e.*, negative returns) that exceed the Buffer** at the end of the Outcome Period[2]

1. The Fund's NAV is expected to return to approximately the level it began the Outcome Period at if the Underlying ETF price level finishes at or above the Buffer level.
2. In each case, shareholders will receive all remaining Defined Distributions on the remaining Defined Distribution Dates.

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Fund Investments

Principal Investments

FLEX Options

FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC option contracts positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX Options in which the Fund invests are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund will sell put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. The FLEX Options held by the Fund may be either physically settled (options that give the Fund the right to receive, or require the Fund to deliver, shares of the Underlying ETF on the option expiration date at the strike price) or cash settled (options that give the Fund the right to receive, or require the Fund to deliver, a cash payment on the option expiration date based upon the difference between the strike price and the then-current price of the Underlying ETF).

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the FLEX Options held by the Fund are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by Innovator as the “Valuation Designee” pursuant to Rule 2a-5 of the 1940 Act (“Rule 2a-5”) and approved by, and subject to the oversight of, the Board. The Fund will enter into FLEX Options contracts in accordance with Rule 18f-4 under the 1940 Act, which requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.

U.S. Treasury Securities

U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury that are backed by the full faith and credit of the United States Government.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s statement of additional information (“SAI”), which is available at www.innovatoretfs.com.

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Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Defined Outcome Strategy Risk.    The Fund, in employing a “defined outcome strategy” is subject to certain unique risks, which are detailed below.

Buffered Loss Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against Underlying ETF losses if the Underlying ETF’s share price decreases by 9% or less over the duration of the Outcome Period. A shareholder may lose their entire investment. The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate, while limiting downside losses, if Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available. Because the value of the FLEX Options depends, in part, on the time remaining until expiration and the Buffer is designed to be in effect at the end of the Outcome Period, it is possible that the Fund’s NAV may decrease during the Outcome Period before the Buffer is fully implemented. If a shareholder were to sell at this time, they could recognize losses on their investment. Additionally, because the Buffer is provided by operation of the FLEX Options, the implementation of the Buffer is subject to counterparty risk (for additional information, see “Counterparty Risk” herein). The Fund does not provide principal protection or non-principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment. An investor that holds Shares through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because at the end of each Outcome Period, a new Buffer will be established based on the then-current price of the Underlying ETF and any losses experienced below the prior Buffer will be locked-in. Since the Fund does not participate in the upside returns of the Underlying ETF, the Fund may have losses that exceed those of the Underlying ETF over multiple Outcome Periods.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to losses of the Underlying ETF that exceed the Buffer. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the Underlying ETF (relative to the initial value of the Underlying ETF at the commencement of the Outcome Period) despite being subject to all of the downside losses of the Underlying ETF

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after such losses exceed the Buffer. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as the Fund will not experience any positive price returns of the Underlying ETF, if any, and the Fund would underperform the Underlying ETF to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the Underlying ETF and may underperform the Underlying ETF and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk,

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but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Buffer and Defined Distributions.

FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the Underlying ETF’s price return has dropped below the Buffer. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying ETF. Depending on the value of the Underlying ETF at this time and its proximity to the Buffer, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the Underlying ETF. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying ETF’s price return, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF, the Buffer and the remaining time to until the FLEX Options expire.

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Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. Option contracts may also involve the use of leverage, which could result in greater price volatility than other markets. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

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Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk.    Because the Fund is subject to the downside price returns of the Underlying ETF if the Underlying ETF losses exceed the Buffer, the Fund is subject to the associated risks of the Underlying ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF through its usage of FLEX Options:

Equity Securities Risk.    The Underlying ETF tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

Information Technology Companies Risk.    The Underlying ETF is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

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Large Capitalization Companies Risk.    The Underlying ETF tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the Underlying ETF has decreased below the Buffer. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. Further, small changes in the value of the Underlying ETF at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETF, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the Underlying ETF on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes or interpretations affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Concentration Risk.    Through its usage of FLEX Options, the Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the Underlying ETF. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result

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from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Values of securities may change due to factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of securities. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely

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impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s investments and could result in disruptions in the trading markets. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors or other economic, political, or regulatory developments, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could result in disruptions to trading markets and could also adversely affect the prices and liquidity of a Fund’s holdings. Any of such circumstances could result in increased market volatility and/or have a materially negative impact on the value of Shares or the liquidity of an investment. During any such events, Shares may trade at greater premiums or discounts to their NAV and the bid/ask spread on Shares may widen. The future potential economic impact of any such future events is impossible to predict and could result in adverse market conditions that impact the performance of the Fund.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). Authorized participants are not obligated to make a market in Shares or submit orders for the issuance or redemption of Creation Units. To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions

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being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Buffer, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

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Tax Risk.    The Fund intends to qualify as a RIC, however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. The Fund’s Valuation Procedures adopted Innovator as Valuation Designee (as reviewed, approved, and subject to the oversight of the Board) complies with Rule 2a-5 under the 1940 Act. Pursuant to Rule 2a-5, the Board oversees the implementation of the Valuation Procedures. While the Fund’s program is designed to contemplate the specific risks of the Fund, there is no guarantee the program will adequately do so each time, and value may not be properly selected for the Fund.

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Management of the Fund

The Fund is a series of Innovator ETFs® Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Innovator Capital Management, LLC, 200 W. Front Street, Wheaton, Illinois 60187, serves as the Fund’s investment adviser. In its capacity as Adviser, Innovator has overall responsibility for selecting and monitoring the Fund’s investments and managing the Fund’s business affairs. Innovator serves as investment adviser to 150 exchange-traded funds, each of which is organized as a separate series of the Trust, a registered management investment company.

Investment Sub-Adviser

Milliman Financial Risk Management LLC, 71 South Wacker Drive, 31st Floor, Chicago, Illinois 60606, serves as the Fund’s investment sub-adviser. Milliman has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Managers

Robert T. Cummings and Jordan B. Rosenfeld serve as the Fund’s portfolio managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.

•   Robert T. Cummings — Principal, Senior Director and Head of Portfolio Management at Milliman.    Mr. Cummings has served in this role since 2007. Mr. Cummings has more than 13 years of experience as a trader with a primary focus on options. Prior to joining Milliman, he was involved in various proprietary trading strategies and was a portfolio manager of associated derivatives funds. These strategies included volatility arbitrage, global macro, and high-frequency trading. Entities at which Mr. Cummings has previously worked include Citadel Investment Group, TradeNet (as a primary market maker on the Chicago Board Options Exchange), KCM Group and Spyglass Capital Management.

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman.    Mr. Rosenfeld joined Milliman in 2018 as a trader and in 2021 was promoted to ETF Portfolio Manager. Mr. Rosenfeld is responsible for implementing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. He has more than nine years of experience in capital markets with a focus on derivatives portfolio management and multi-asset strategy. Prior to joining the firm, Mr. Rosenfeld was a global macro portfolio manager at Gelber Group.

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For additional information concerning Innovator and Milliman, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares may also be found in the SAI.

Management Fee

Pursuant to an investment advisory agreement between Innovator and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Innovator in an amount equal to 0.79% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Innovator for the services it provides to the Fund. Out of the unitary management fee, Innovator pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Innovator is not responsible for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Pursuant to an investment sub-advisory agreement between Innovator, Milliman and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Innovator has agreed to pay an annual sub-advisory fee to Milliman in an amount based on the Fund’s average daily net assets. Innovator is responsible for paying the entirety of Milliman’s sub-advisory fee. The Fund does not directly pay Milliman.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR for the fiscal year ended October 31, 2024.

Manager of Managers Structure.    The Fund and Innovator have received an exemptive order from the SEC to operate under a manager of managers structure that permits Innovator, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, Innovator has ultimate responsibility, subject to oversight by the Board, for overseeing the Fund’s sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Fund or Innovator.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to any sub-adviser or the sub-advisory agreement. The Manager of Managers Structure does not permit an increase in the advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to any sub-adviser or a sub-advisory agreement within 90 days of the change.

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Additional Information Relating to the Declaration of Trust

The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) provides that by virtue of becoming a shareholder of the Trust, each shareholder is bound by the provisions of the Declaration of Trust. Subject to the provisions of the Declaration of Trust, the Board may, subject to the requisite vote, engage in and prosecute, defend, compromise, abandon, or adjust, by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims, and demands relating to the Trust. The Board may, in the exercise of their or its good faith business judgment, dismiss any action, suit, proceeding, dispute, claim or demand, derivative or otherwise, brought by a shareholder in its own name or in the name of the Trust. The Declaration of Trust further provides a detailed process for the bringing of derivative actions by shareholders. Prior to bringing a derivative action, a written demand by the complaining shareholder must first be made on the Board to bring the subject action unless an effort to cause the Board to bring such action is excused. A demand on the Board shall only be excused if a majority of the Board a material personal financial interest in the subject action.

There may be questions regarding the enforceability of these provisions based on certain interpretations of the Securities Act of 1933 Act, as amended, the Securities Exchange Act of 1934, as amended and the 1940 Act. However, the Declaration of Trust provides if any provision shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to that provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of the Declaration of Trust. The provisions of the Declaration of Trust are not intended to restrict any shareholder rights under the federal securities laws and do not mandate the adjudication of federal securities laws claims through arbitration.

How to Buy and Sell Shares

The Fund will issue or redeem its Shares at NAV per Share only in Creation Units. Most Fund shareholders will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. Share prices are reported in dollars and cents per Share. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, a Fund Shareholder may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized participants may acquire Shares directly from the Fund, and authorized participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units, and in accordance with the procedures described in the SAI.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

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Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange is based on market price and may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions (“market timing”), and has adopted no policies and procedures with respect to market timing activities. In making this determination, the Board considered the risks associated with market timing activities by the Fund’s shareholders, including, dilution, disruption of portfolio management, increases in the Fund’s trading costs and the potential for the realization of capital gains.

Shares may be purchased and redeemed directly from the Fund only when aggregated into one or more Creation Units by authorized participants that have entered into agreements with the Fund’s distributor. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares detailed above. To the extent the Fund may effect the issuance or redemption of Creation Units in exchange wholly or partially for cash, such trades could result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objectives, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by authorized participants increases. However, direct trading by authorized participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Fund reserves the right to not accept orders from authorized participants that Innovator has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

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Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use as the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

The Fund intends to continue to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information only. You should consult your own tax advisor about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•   the Fund makes distributions,

•   you sell your Shares listed on the Exchange, and

•   you purchase or redeem Creation Units.

To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. The Fund intends to treat any income that it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced

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asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

Taxes on Distributions

The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Shares, which could result in you having to pay higher taxes in the future when Shares are sold, even if you sell the Shares at a loss from your original investment. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

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An election may be available to shareholders to defer recognition of the gain attributable to a capital gain dividend if they make certain qualifying investments within a limited time. Shareholders should talk to their tax advisor about the availability of this deferral election and its requirements. The Fund’s positions in FLEX Options may reduce the amount of long-term capital gains, and, thus, reduce the amount of distributions eligible to be capital gain dividends.

Taxes on Exchange Listed Shares

If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

Taxes and Purchases and Redemptions of Creation Units

If you exchange securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and any cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of the FLEX Options

The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market but the positions will be subject to the straddle rules.

However, the Fund’s investments in offsetting positions with respect to the Underlying ETF may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders

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in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax (“backup withholding”) from dividends and capital gains distributions paid to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify to the Fund that he or she is not subject to backup withholding. The current backup withholding rate is 24%. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will generally be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below.

However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

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Distributions to, and gross proceeds from dispositions of Shares by, (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners may be subject to a U.S. withholding tax of 30%. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Distributions and Taxes” in the SAI for more information.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

Net Asset Value

US Bancorp Fund Services LLC (“USBFS”), the Fund’s administrator and fund accounting agent, calculates the Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. E.S.T.) every day the New York Stock Exchange is open. The NAV for one Share is the value of that Share’s portion of the net assets of the Fund, which is calculated by taking the market price of the Fund’s total assets, including any interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent is the NAV per Share.

Section 2(a)(41) of the 1940 Act provides that when a market quotation is readily available for a fund’s portfolio investments, such investment must be valued at the market value. Rule 2a-5 under the 1940 Act defines a readily available market quotation as “a quoted price (unadjusted) in active markets for identical investments that the fund can access at a measurement date, provided that a quotation will not be readily available if it is not reliable.” If a market quotation is not “readily available” the portfolio investment must be fair valued as determined in good faith by a fund’s board of trustees. Rule 2a-5 allows a fund’s board of trustees to designate the fund’s investment adviser as the “valuation designee” to perform fair value determinations subject to certain conditions. In accordance with Rule 2a-5, the Board has appointed Innovator as the “Valuation Designee” for the Fund’s portfolio investments. Investments will be fair valued as determined in good faith in accordance with the policies and procedures established by Innovator as the Valuation Designee pursuant to Rule 2a-5 and approved by, and subject to the oversight of, the Board of Trustees. As a general principle, “fair value” represents a good faith approximation of the value of a portfolio investment and is the amount the Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. The use of fair value prices may result in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of

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such securities. While the Valuation Procedures (defined below) are intended to result in the Fund’s NAV calculation that fairly reflects the values as of the time of pricing, the fair value determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.

FLEX Options listed on an exchange (e.g., Cboe) will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Fund’s option has a same-day market trading price, this same-day market trading price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Sub-Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s NAV. If either pricing vendor is not available to provide a model price for that day, the value of a FLEX option will be determined by Innovator as Valuation Designee in accordance with the Valuation Procedures. In instances where in the same trading day, a particular FLEX Option is represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or a redemption unit), for valuation purposes that trading day the Fund will default to use the trade price for both instances, rather than the model price otherwise available for the in-kind transaction.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price.

Exchange-traded options (other than FLEX Options) and futures contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be valued at fair value. Any fair value determination will be made in accordance with the policies and procedures established by Innovator as Valuation Designee in accordance with Rule 2a-5.

USBFS may obtain all market quotations used in valuing securities from a third-party pricing service vendor (a “Pricing Service”). If no quotation can be obtained from a Pricing Service, then USBFS will contact Innovator. Innovator is responsible for establishing the valuation of portfolio securities and other instruments held by the Fund in accordance with the pricing and valuation procedures adopted by the Board (the “Valuation Procedures”). Innovator will then attempt to obtain one or more broker quotes for the security daily and will value the security accordingly.

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If no quotation is available from either a Pricing Service, or one or more brokers, or if Innovator has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by Innovator in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following: (a) the type of security; (b) the size of the holding; (c) the initial cost of the security; (d) transactions in comparable securities; (e) price quotes from dealers and/or pricing services; (f) relationships among various securities; (g) information obtained by contacting the issuer, analysts, or the appropriate stock exchange; (h) an analysis of the issuer’s financial statements; and (i) the existence of merger proposals or tender offers that might affect the value of the security.

With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell Shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its Shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

For more information about how the Fund’s NAV is determined, please see the section in the SAI entitled “Determining Offering Price and Net Asset Value.”

Fund Service Providers

US Bancorp Fund Services LLC is the administrator and transfer agent for the Trust. U.S. Bank, N.A. serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

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Premium/Discount Information

Information showing the number of days the market price of the Fund’s Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.innovatoretfs.com.

Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Rule 12d1-4 under the 1940 Act provides the requirements under which an investment company may invest in securities of another investment company beyond the limits prescribed in Section 12(d)(1) of the 1940 Act. Any investment by another investment company in the Fund, or by the Fund in another investment company, must comply with Rule 12d1-4 in order to exceed the limits contained in Section 12(d)(1).

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. The total returns in the table represent how much an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single Fund Share. The information below has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR, which is available upon request.

Innovator ETFs® Trust

Financial Highlights

Innovator Premium Income 9 Buffer ETF™ — April

		Investment Operations:			Less Distributions From:
For the Year Ended	Net Asset Value, Beginning of the Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
10/31/2024(f)	$24.92	$0.65	$0.36	$1.01	$(0.61)	$—	$(0.32)	$(0.93)
					Supplemental Data and Ratios
For the Year Ended	ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return		Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)
10/31/2024(f)	$0.01	$25.01	4.17	%(e)	$1,876	0.79%	4.38%	0	%(e)

(a)      Net investment income per share has been calculated based on average shares outstanding during the year.

(b)      Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)      Portfolio turnover rate excludes in-kind transactions.

(d)      Annualized for periods less than one year.

(e)      Not annualized for periods less than one year.

(f)      Inception date of the Fund was March 28, 2024.

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Innovator Premium Income 9 Buffer ETF™ — April

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund’s most recent SAI, annual or semi-annual reports and certain other information such as Fund financial statements are available free of charge by calling the Fund at (800) 208-5212, on the Fund’s website at www.innovatoretfs.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Innovator Capital Management, LLC 200 W. Front Street Wheaton, Illinois 60187 (800) 208-5212 www.innovatoretfs.com	SEC File #: 333-146827 811-22135

Prospectus

Innovator Premium Income 15 Buffer ETF™ — April

(Cboe BZX — LAPR)

February 28, 2025

Innovator Premium Income 15 Buffer ETF™ — April (the “Fund”) is a series of
Innovator ETFs® Trust (the “Trust”) and is an actively managed ETF.

•    The Fund employs an income-oriented “defined outcome strategy.” Defined outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The outcomes sought by the Fund, which include the defined distributions and buffer discussed below (the “Outcomes”), are contingent on the performance of the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) and the yield of U.S. Treasury bills (“U.S. Treasuries”) over an approximately one-year period from April 1 through March 31 of the following year (the “Outcome Period”). The current Outcome Period is from April 1, 2024 through March 31, 2025. The Fund invests in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF and U.S. Treasuries. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another Outcome Period will begin. The Fund and the sought-after Outcomes are designed for shareholders who invest from the commencement of the Outcome Period through the end of the Outcome Period. If an investor purchases shares of the Fund (“Shares”) after the Outcome Period has begun or sells Shares prior to the expiration of the Outcome Period, the investment outcomes experienced by such investor will differ from the Fund’s sought-after Outcomes. There is no guarantee that the Outcomes for an Outcome Period will be realized.

•   As further described in this Prospectus, the Fund’s principal investment strategy seeks to provide the following investment profile over each Outcome Period:

•   Defined Distributions:    The Fund seeks to provide shareholders distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 6.44% prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each month will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). The Defined Distribution Rate is applicable only to those investors who hold Shares for an entire Outcome Period and is not guaranteed. See “Principal Investment Strategies – Fund Portfolio”.

•   Buffer:    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with a buffer (the “Buffer”) against the first 15% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 15% on a one-to-one basis. If the Outcome Period has begun and the Fund has decreased in value beyond the pre-determined 15% Buffer, an investor purchasing Shares at that price may not benefit from the Buffer. Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing Shares at that price may not benefit from the Buffer until the Fund’s value has decreased to its value at the commencement of the Outcome Period. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

•   Outcomes:    The Fund is designed to provide investors with Outcomes for each Outcome Period that is equal to the Defined Distribution Rate, less the losses experienced by the Underlying ETF if such losses exceed the Buffer at the end of the Outcome Period. If at the end of the Outcome Period the Underlying ETF has experienced a positive price return, or price return losses that are less than the Buffer, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the Underlying ETF has experienced losses at the end of the Outcome Period that exceed the Buffer, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value reflecting the losses experienced by the Underlying ETF that exceed the Buffer, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the Underlying ETF over each Outcome Period.

Investors that purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. The effect of the Buffer on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the Underlying ETF has produced losses that exceed the Buffer at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the Underlying ETF is likely to have changed in value and will affect the amount of losses the Underlying ETF may incur before the Buffer is exceeded. An investor that holds Shares through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because at the end of each Outcome Period, a new Buffer will be established based on the then-current price of the Underlying ETF and any losses experienced below the Buffer will be locked-in. Moreover, because the Fund does not participate in the upside returns of the Underlying ETF, the Fund will be unable to recoup any losses from the prior Outcome Periods. Accordingly, over multiple Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. See “Principal Investment Strategies – The Outcome Period”.

•   The Outcomes are provided prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets are considered, the Defined Distribution Rate is 5.65%. The Outcomes will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

•   The Fund’s FLEX Options positions will not provide upside exposure to the price return of the Underlying ETF and therefore the Fund will not participate in any increases in the price return of the Underlying ETF over the duration of the Outcome Period. Notwithstanding the above, the Fund is subject to the possibility of experiencing the significant losses of the Underlying ETF if its price return falls below the Buffer. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of Underlying ETF.

•   The Outcomes may only be realized by investors who hold Shares at the outset of the Outcome Period and continue to hold such Shares until the conclusion of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes on the last day of each Outcome Period. It should not be expected that the Outcomes, including the net effect of the Fund’s annual management fee on the Outcomes, will be provided at any point prior to the last day of the Outcome Period. Investors considering purchasing Shares after the Outcome Period has begun or selling Shares prior to the end of the Outcome Period should visit the website referenced below to fully understand the potential Outcomes.

•   The Fund’s website, www.innovatoretfs.com/lapr, provides important Fund information (including, among other items, Outcome Period start and end dates, information relating to the Defined Distributions, the Defined Distribution Rate and the potential Outcomes related to the Buffer), as well information relating to the potential outcomes of an investment in the Fund on a daily basis. If you are contemplating purchasing Shares, please visit the Fund’s website.

Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund. The Fund has characteristics unlike many other traditional investment products and may not be suitable for all investors.

The Fund lists and principally trades its Shares on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices may differ to some degree from the net asset value of Shares. Unlike mutual funds, the Fund issues and redeems Shares at NAV only in large blocks of Shares called “Creation Units.” The Fund is a series of the Trust and is an actively managed exchange-traded fund organized as a separate series of a registered management investment company.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Innovator Premium Income 15 Buffer ETF™ – April

Investment Objective

The Fund seeks to provide investors, over the period from April 1, 2024 through March 31, 2025, with an investment that provides a high level of income through a Defined Distribution Rate of 6.44% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% of SPDR® S&P 500® ETF Trust losses.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.79%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.
	1 Year	3 Years	5 Years	10 Years
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:	$81	$252	$439	$978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

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Principal Investment Strategies

General Strategy Description.    The Fund is an actively managed exchange-traded fund (“ETF”) that invests in U.S. Treasury bills (the “U.S. Treasuries”) and FLexible EXchange® Options (“FLEX Options”) that use as a reference asset, the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand the characteristics of the Fund before making an investment in the Fund. As further described below, the Fund’s principal investment strategy seeks to provide the following investment profile over an approximately one-year period from April 1 through March 31 of the following year (the “Outcome Period”):

•   Defined Distributions:    The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 6.44% prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is based on market conditions at the onset of the Outcome Period and is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each month will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Defined Distribution Rate” for additional information.

•   Buffer:    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with a Buffer against the first 15% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 15% on a one-to-one basis. If the Outcome Period has begun and the Fund has decreased in value beyond the pre-determined 15% Buffer, an investor purchasing Shares at that price may not benefit from the Buffer. Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing Shares at that price may not benefit from the Buffer until the Fund’s value has decreased to its value at the commencement of the Outcome Period. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

At the conclusion of each Outcome Period, the Fund will establish a new Buffer (i.e., beginning at 15% of Underlying ETF losses) for the next Outcome Period. The Buffer level beginning at 15% of losses of the Underlying ETF will remain constant from one

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Outcome Period to the next. There is no guarantee that the Fund will be successful in its attempt to implement the Buffer. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Buffer” for additional information.

•   Outcomes:    The pre-determined outcomes sought by the Fund, which include the Defined Distributions and the Buffer (the “Outcomes”) are designed to provide investment performance for each Outcome Period that is equal to the Defined Distribution Rate, less any decreases in NAV reflecting the losses experienced by the Underlying ETF that exceed the Buffer. If at the end of the Outcome Period the Underlying ETF has experienced (in comparison to the market value of the Underlying ETF at the beginning of the Outcome Period) a positive price return, or price return losses that are less than the Buffer, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the Underlying ETF has experienced losses at the end of the Outcome Period that exceed the Buffer (in comparison to the market value of the Underlying ETF at the beginning of the Outcome Period), the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value reflecting the losses experienced by the Underlying ETF that exceed the Buffer. The Fund will not receive any of the upside returns of the Underlying ETF over the Outcome Period. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Outcome Period” for additional information. The Fund and the sought-after Outcomes are designed for shareholders who invest and hold Shares from the commencement of the Outcome Period through the end of the Outcome Period. The effect of the Buffer on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the Underlying ETF has produced losses that exceed the Buffer at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the Underlying ETF is likely to have changed in value and will affect the amount of losses the Underlying ETF may incur before the Buffer is exceeded. If an investor purchases Shares after the Outcome Period has begun or sells Shares prior to the conclusion of the Outcome Period, the Outcomes experienced by the investor will differ from the Fund’s sought-after Outcomes. See “Principal Investment Strategies – Intra-Outcome Period”.

The Fund seeks a high level of income that exceeds an investment in U.S. Treasuries with premiums generated from the Fund’s FLEX Options positions. As further described below, the Fund will purchase U.S. Treasuries and enter into a series of FLEX Option contracts that provides additional income to the Fund by virtue of premiums received from sold FLEX Options. The Fund is designed to provide Defined Distributions based on a Defined Distribution Rate that is established at the commencement of each Outcome Period. The Defined Distribution Rate is based upon prevailing market conditions for both the U.S Treasuries and the FLEX Options on the first day of the Outcome Period and will be further reduced by the Fund’s annual management fees, any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the current Outcome Period, the Defined Distribution Rate is 6.44% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.65%. While the Defined Distribution Rate is expected to remain constant over the Outcome Period

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for shareholders who hold Shares continuously from the commencement of the Outcome Period until its conclusion, the Defined Distribution Rate is not guaranteed. The Defined Distribution Rate is based on the NAV per Share at the commencement of the Outcome Period and any shareholders that initially invest at a Share price that differs from this NAV will not experience the Defined Distribution Rate. Because the Defined Distribution Rate is based upon prevailing market conditions at the beginning of an Outcome Period, the Defined Distribution Rate will rise or fall from one Outcome Period to the next.

Fund shareholders also will be subject to losses experienced by the Underlying ETF if the Underlying ETF experiences losses from the commencement of the Outcome Period to its conclusion that exceed the Buffer. The Fund will seek to set the Buffer at 15% of Underlying ETF losses at the end of each Outcome Period. If at the end of the Outcome Period the Underlying ETF has experienced a positive price return, or price return losses that are less than the Buffer, the Fund will not experience any of the losses of the Underlying ETF and is designed to provide returns that equal the Defined Distribution Rate. However, if the Underlying ETF has decreased in value below the Buffer at the end of the Outcome Period, the Fund’s investments will generate Outcomes that equal the Defined Distribution Rate less any decreases in NAV reflecting the losses experienced by the Underlying ETF that exceed the Buffer. The Fund will not benefit from any increases in the Underlying ETF over the course of an Outcome Period but is subject to the possibility of significant losses experienced by the Underlying ETF if the value of the Underlying ETF drops below the Buffer at the end of the Outcome Period. A shareholder could lose its entire investment. The Fund will not receive or benefit from any dividend payments made by the constituents of the Underlying ETF.

The current Outcome Period is from April 1, 2024 through March 31, 2025. Upon the conclusion of the Outcome Period, the Fund will receive the value of its investments in the U.S. Treasuries upon the maturity of such U.S. Treasuries and deliver cash owed on its FLEX Options positions, if any. At the commencement of the new Outcome Period, the Fund will enter into new FLEX Options with an expiration date of approximately one year and invest in U.S Treasuries with maturity dates on or about each Distribution Date, the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period. The Outcomes may only be realized by shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. See “Principal Investment Strategies – Intra-Outcome Period” and “Principal Investment Strategies – The Outcome Period” for additional information.

Fund Portfolio.    The Fund’s investment sub-adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”) will pursue the Fund’s investment objective through the combination of FLEX Options positions that reference the Underlying ETF and in U.S. Treasuries. As further described below, the Fund will invest proceeds from investments in the Fund, together with the FLEX Options premium net proceeds, in U.S. Treasuries in seeking to provide the Defined Distribution Rate.

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FLEX Options are exchange-traded option contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. See “Principal Risks – Derivatives Risk – FLEX Options Risk”. The Fund’s FLEX Options positions have expiration dates on or about the final date of the Outcome Period. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option contract the right to buy or sell a particular asset at a specified future date at an agreed upon price. An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the seller of the put option contract (i.e., the “writer”) the obligation to buy (if the option is exercised), a specified amount of an underlying security at a pre-determined price (the strike price). The FLEX Options used by the Fund are European-style option contracts, meaning that the FLEX Options may only be exercised on the expiration date. The FLEX Options are not guaranteed to perform as expected. See “Principal Risks – Buffer Risk” and “Principal Risks – Derivatives Risk – FLEX Options Risk” below for additional information. Each of the FLEX Options sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options sold on the first day of the Outcome Period. The reference asset for the Fund’s FLEX Options positions is the Underlying ETF. The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index, which is a market capitalization weighted index of the 500 largest U.S. public companies. The Underlying ETF invests in equity securities of companies, including companies with large capitalizations. To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. Through its use of FLEX Options that provide exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector. For more information on the Underlying ETF, please see the section of the prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The Fund will also purchase U.S. Treasuries that align with the monthly Distribution Dates for the effective management of the Fund’s portfolio and Defined Distributions, with the majority of the Fund’s assets invested in U.S. Treasuries that expire on or about the final Distribution Date at the conclusion of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

5

The below chart represents the Fund’s investment portfolio and related investment function of each component.

Innovator Premium Income 15 Buffer ETF™ – Fund Holdings

Portfolio Investment	Investment Terms	Investment Function	Investment Maturities/Expirations
U.S. Treasuries	Investments in the Fund and premiums generated from the Fund’s put FLEX Option positions are invested in U.S. Treasury bills supported by the full faith and credit of the U.S. Government	Treasury Income	Monthly to align with the Defined Distributions, including the final day of the Outcome Period
Sold Put FLEX Option Contract on Underlying ETF

Fund sells an out-of-the-money put FLEX Option (i.e., the strike price is less than the current asset price) at 85% of the then-current value of the Underlying ETF at the beginning of the Outcome Period

Premium generated from selling put FLEX Option which is subsequently invested in U.S. Treasuries

Position provides losses experienced by the Underlying ETF losses on a one-to-one basis starting at 85% of the then-current value of the Underlying ETF

Final day of the Outcome Period

The Sub-Adviser seeks to specifically select the strike price for each FLEX Option contract held by the Fund such that if the FLEX Options were exercised on the expiration date (the final day of the Outcome Period), the Fund’s portfolio would provide a 15% Buffer with losses experienced to the full extent of the Underlying ETF losses on a one-to-one basis starting at 15% of losses. The Fund’s portfolio holdings are as detailed below:

•   A sold put FLEX Option with a strike price at 85% of the value of the Underlying ETF at the commencement of the Outcome Period. The sold put FLEX Option provides one-to-one downside for all losses that exceed the strike price. In exchange for selling the put FLEX Option, the Fund will receive a premium that will be invested in the U.S. Treasuries and be part of the Defined Distribution Rate.

•   The Fund will use proceeds from the sale of Shares to purchase U.S. Treasuries that mature at the end of the Outcome Period. The Fund receives premiums from its FLEX Options positions and invests the proceeds in U.S. Treasuries with maturities that align with the Distribution Dates. The U.S. Treasuries are entitled to an interest rate, which when added to the premiums received for selling FLEX Options, produce the Defined Distribution Rate. The Defined Distribution Rate is distributed to shareholders in Defined Distributions.

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Intra-Outcome Period.    It is anticipated that during the Outcome Period the Fund’s NAV will not change in value at the same rate as the Underlying ETF, and in some instances may not be correlated to the movements in the value of the Underlying ETF. The Fund’s NAV is based upon the value of its portfolio. During each Outcome Period, the Fund’s NAV will be subject to increases and decreases in the market value of the U.S. Treasuries until the U.S. Treasuries held by the Fund mature. The value of the Fund’s FLEX Options positions, which expire at the conclusion of an Outcome Period, will also impact the Fund’s NAV and is dependent upon additional factors. Although the value of the Underlying ETF is a significant component of the value of the Fund’s FLEX Options, the time remaining until the FLEX Options expire and other factors, including current interest rates and volatility rates, will also affect their value. The Sub-Adviser, anticipates that the value of the FLEX Options, and therefore the Fund’s NAV, may increase on days when the Underlying ETF increases (if the Underlying ETF is below its original value at the start of the Outcome Period) and may decrease on days when the Underlying ETF’s level decreases, but that the rate of change will be less than that experienced by the Underlying ETF. Because the Fund will not participate in upside exposure to the Underlying ETF for the entirety of an Outcome Period, to the extent the value of the Underlying ETF increases beyond the initial value at the commencement of the Outcome Period, the value of the Fund’s FLEX Options are not expected to have corresponding price movements. The effect of the Buffer on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the Underlying ETF has produced losses that exceed the Buffer at any point during the Outcome Period. However, the proximity of the value of the Underlying ETF to the Buffer will have a significant impact on the value of the Fund’s FLEX Options and the direction and rate of change of the Fund’s NAV as compared to that of the Underlying ETF. Similar to other securities with established dividend or distribution payment dates, it is expected that the Fund’s NAV may increase or decrease immediately prior to and following a Distribution Date. As a result, it is possible that the Fund’s NAV could decrease notwithstanding an increase in the Underlying ETF. It is anticipated that the Fund will be subject to significant changes in the value of the FLEX Options, and therefore the Fund’s NAV, at the end of the Outcome Period depending on the proximity of the value of the Underlying ETF to the Buffer. As a result, as time approaches the expiration date of the FLEX Options, subsequent movements in the value of the Underlying ETF may have dramatic impacts on the Fund’s NAV. Investors should understand this potential relationship before investing in the Fund.

Investors purchasing Shares after the Outcome Period has begun or selling Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Such experience may be impacted as detailed below:

•   Impact on the Defined Distribution Rate:    The Defined Distribution Rate is measured against the NAV per Share at the commencement of the Outcome Period and is only applicable to shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period.

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Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. Investors purchasing Shares after an Outcome Period commences will have a different effective Defined Distribution Rate as a result of any differences versus the price of the Shares purchased versus that of the Fund’s NAV at the commencement of the Outcome Period. See “Additional Information About the Fund’s Principal Investment Strategies.”

•   Impact on the Buffer:    If an investor purchases Shares after the commencement of the Outcome Period, the Underlying ETF is likely to have changed in value which will affect the amount of losses the Underlying ETF may incur before the Buffer. The effect of the Buffer on the sought-after Outcomes is measured at the end of the Outcome Period, regardless of whether the level of the Underlying ETF has produced losses that exceed the Buffer at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the Underlying ETF is likely to have changed in value and will affect the amount of losses the Underlying ETF may incur before the Buffer is exceeded. If the Underlying ETF has decreased in value, such intra-Outcome Period investor will not receive a full 15% Buffer. If an investor is considering purchasing Shares during the Outcome Period, and the value of the Underlying ETF has already decreased, an investor purchasing Shares at that time will receive less of a Buffer or no Buffer that the Fund seeks to offer for the remainder of the Outcome Period. Although the effect of the Buffer with respect to the Fund’s designed Outcomes over an Outcome period is measured only at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the Underlying ETF. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the Underlying ETF’s relative position to the Buffer and subsequent movements in the value of the Underlying ETF.

The Outcome Period.    The Outcome Period is from April 1 through March 31 of the following year and begins on the day the FLEX Options are entered into and ends approximately one year later on the expiration date for the FLEX Options. Because the terms of the FLEX Options will not change over the course of the Outcome Period, the Buffer is measured against the value of the Underlying ETF at the onset of the Outcome Period. In addition, certain of the Fund’s U.S. Treasuries will mature at or near the end of each Outcome Period. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares at the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes. The Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

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The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the operationality of the Fund and the Outcomes it seeks to provide over an Outcome Period. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the Underlying ETF, the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF, the FLEX Options or the Fund. The actual overall performance of the Fund will vary during the Outcome Period. While the Fund’s FLEX Options performance includes premiums generated from such FLEX Options, the below table reflects that premiums generated

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from the Fund’s FLEX Options positions are included in the Defined Distribution Rate. Please refer to the Fund’s website, www.innovatoretfs.com/lapr, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	-100%	-50%	-25%	-15%	0%	10%	20%	50%	100%
FLEX Options Performance	-85%*	-35%*	-10%*	0%*	0%*	0%*	0%*	0%*	0%*
Fund Performance	-85% + Defined Distribution Rate**	-35% + Defined Distribution Rate**	-10% + Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**

*           The FLEX Options’ performance includes the premium received by the Fund for selling such options, which is not reflected in this figure, but is included in the Defined Distribution Rate indicated below.

**         The Fund’s performance is equal to the Defined Distribution Rate minus the losses experienced by the Underlying ETF that exceed the Buffer, if any. The Defined Distribution Rate is set on the first day of the Outcome Period and is 6.44% prior to taking into any account fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.65%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Defined Distribution Rate, and therefore the performance delivered by the Fund to the Fund’s shareholders.

An investor that holds Shares through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because at the end of each Outcome Period, a new Buffer will be established based on the then-current price of the Underlying ETF and any losses experienced below the Buffer will be locked-in. Moreover, because the Fund does not participate in the upside returns of the Underlying ETF, the Fund will be unable to recoup any losses from the prior Outcome Periods. Accordingly, over multiple Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF.

The Defined Distribution Rate.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the course of the Outcome Period is the Defined Distribution Rate, less any decreases in NAV reflecting the losses experienced by the Underlying ETF that exceed the Buffer at the end of the Outcome Period (in comparison to the market value of the Underlying ETF at the commencement of the Outcome Period). The Defined Distribution Rate, which is paid out via the Defined Distributions, is determined at the commencement of each Outcome Period and represents the expected payment rate an investor can achieve from an investment in Shares over the duration of the Outcome Period, however such payment rate is not guaranteed. The Defined Distribution Rate is the result of the premiums received from the Fund’s sold FLEX Options and the income received by the Fund through its investments in U.S. Treasuries. The Defined Distribution Rate is calculated against the Fund’s NAV per Share at the commencement of the Outcome Period and is only representative to shareholders who invest in Shares at this NAV per Share. If a shareholder purchases Shares at a market price that differs from that of the NAV per Share at the commencement of the Outcome Period, such shareholder will experience a different rate than the Defined Distribution Rate.

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During each Outcome Period, the Fund will purchase and sell FLEX Options and use the proceeds from the sale of Shares to purchase U.S. Treasuries. The amount of premiums the Fund receives for selling FLEX Options as well as the interest rate for the U.S. Treasuries, and therefore the Defined Distribution Rate of the Fund, will be dependent upon prevailing market conditions at the time the Fund enters into the FLEX Options and purchases U.S. Treasuries, most notably, current interest rates and volatility in the Underlying ETF. The Defined Distribution Rate for the current Outcome Period is 6.44% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.65%. The Defined Distribution Rate will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the purposes of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. The Defined Distribution Rate is also set forth on the Fund’s website at www.innovatoretfs.com/lapr.

The Fund distributes the Defined Distribution Rate through the Defined Distributions. Defined Distributions are paid on the first business day of the following respective month (each a Distribution Date), to shareholders of record on the last business day of each month. The Defined Distribution Rate is only applicable to investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. The Defined Distribution Rate will remain constant for such investors over the course of a single Outcome Period. However, the Defined Distribution Rate will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Defined Distribution Rate and Defined Distributions should be considered before investing in the Fund. If an investor is considering purchasing Shares after the Outcome Period has commenced, and the Fund has already made some or all of its Defined Distributions, an investor purchasing Shares will not receive the same Defined Distribution Rate for the remainder of the Outcome Period but will still remain vulnerable to the entirely of the significant downside risks associated with the Buffer. In such an instance, the investor may experience significantly different Outcomes than those the Fund seeks to provide. There is no guarantee that the Fund will successfully achieve its investment objective.

The Buffer.    The Buffer is only operative against the first 15% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 15%, the Fund will experience all subsequent losses on a one-to-one basis. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period. Therefore, it should not be expected that the Buffer will be provided at any point prior to the last day of the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already decreased in value by an amount equal to or greater than 15%, an investor purchasing Shares at that price may not benefit from the Buffer that the Fund seeks to provide for the remainder of the Outcome Period. Conversely, if an investor is considering purchasing Shares during the Outcome Period and the Fund has already increased in value, then a shareholder may experience losses prior to gaining the protection offered by the Buffer, which is not guaranteed. A shareholder that purchases Shares at the beginning of the Outcome Period may lose their entire investment. While the Fund seeks to

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limit losses to 85% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and U.S. Treasuries, and another Outcome Period will commence.

Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Defined Distribution Rate (both gross and net of the unitary management fee) for the next Outcome Period and disclose such information on the Fund’s website, www.innovatoretfs.com. The Fund’s website will also provide information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and potential Outcomes related to the Buffer, of an investment in the Fund on a daily basis.

The Fund’s website, www.innovatoretfs.com/lapr, provides information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and Buffer, of an investment in the Fund on a daily basis.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Defined Outcome Strategy Risk.    The Fund, in employing a “defined outcome strategy” is subject to certain unique risks, which are detailed below.

Buffered Loss Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against Underlying ETF losses if the Underlying ETF’s share price decreases by 15% or less over the duration of the Outcome Period. A shareholder may lose their entire investment. The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate, while limiting downside losses, if Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment. An investor that holds Shares

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through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because at the end of each Outcome Period, a new Buffer will be established based on the then-current price of the Underlying ETF and any losses experienced below the prior Buffer will be locked-in. Since the Fund does not participate in the upside returns of the Underlying ETF, the Fund may have losses that exceed those of the Underlying ETF over multiple Outcome Periods.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to losses of the Underlying ETF that exceed the Buffer. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the Underlying ETF (relative to the initial value of the Underlying ETF at the commencement of the Outcome Period) despite being subject to all of the downside losses of the Underlying ETF after such losses exceed the Buffer. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as Fund will not experience any positive price returns of the Underlying ETF, if any, and the Fund would underperform the Underlying ETF to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

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Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the Underlying ETF and may underperform the Underlying ETF and other funds.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Buffer and Defined Distributions.

FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain

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other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the Underlying ETF’s price return has dropped below the Buffer. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying ETF. Depending on the value of the Underlying ETF at this time and its proximity to the Buffer, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the Underlying ETF. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying ETF’s price return, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF, the Buffer and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 under the 1940 Act (“Rule 18f-4”) in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a

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clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk.    Because the Fund is subject to the downside price returns of the Underlying ETF if the Underlying ETF losses exceed the Buffer, the Fund is subject to the associated risks of the Underlying ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF through its usage of FLEX Options:

Equity Securities Risk.    The Underlying ETF tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

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Information Technology Companies Risk.    The Underlying ETF is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The Underlying ETF tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the Underlying ETF has decreased below the Buffer. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. Further, small changes in the value of the Underlying ETF at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETF, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the Underlying ETF on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes or interpretations affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Concentration Risk.    Through its usage of FLEX Options, the Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the Underlying ETF. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business

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or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

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Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to sell) on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on

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the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Buffer, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

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Tax Risk.    The Fund intends to qualify as a “regulated investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

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Performance

As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.innovatoretfs.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Innovator Capital Management, LLC (“Innovator” or the “Adviser”)

Investment Sub-Adviser

Milliman Financial Risk Management LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•   Robert T. Cummings — Principal, Senior Director, Head of Portfolio Management at Milliman

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Mr. Cummings has served in this capacity since the Fund’s inception in April 2024. Mr. Rosenfeld has served in this capacity since July 2024.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at NAV only with authorized participants that have entered into agreements with the Fund’s distributor and only in Creation Units or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests. The Fund may issue and redeem Shares in exchange for cash at a later date but has no current intention of doing so. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.innovatoretfs.com.

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Tax Information

The Fund’s distributions will generally be taxable as ordinary income, return of capital or capital gain. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), Innovator and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investor Suitability Considerations

You should only consider this investment if:	You should not consider this investment if:

•   you fully understand the risks inherent in an investment in Shares;

•   you desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you understand that the Fund is subject to losses of the Underlying ETF if the Underlying ETF losses exceed the Buffer at the end of the Outcome Period and are willing to bear those losses;

•   you are willing to hold Shares for the duration of the Outcome Period in order to achieve the Outcomes that the Fund seeks to provide;

•   you fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Buffer;

•   you understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are willing to forgo any gains experienced by the Underlying ETF;

•   you understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the Underlying ETF’s proximity to the Buffer;

•   you understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you are willing to accept the risk of losing your entire investment; and

•   you have visited the Fund’s website and understand the investment outcomes available to you based upon the time of your purchase.

•   you do not fully understand the risks inherent in an investment in Shares;

•   you do not desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you do not understand and/or are unwilling to bear that the Fund is subject to the losses of the Underlying ETF if the Underlying ETF losses exceed the Buffer at the end of the Outcome Period;

•   you are not willing to hold Shares for the duration of the Outcome Period;

•   you do not fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Buffer;

•   you do not understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are unwilling to forgo any gains experienced by the Underlying ETF;

•   you do not understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the Underlying ETF’s proximity to the Buffer;

•   you do not understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you desire a level of protection and are unwilling to accept the risk of losing your entire investment; and

•   you have not visited the Fund’s website and do not understand the investment outcomes available to you based upon the timing of your purchase.

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Additional Information About the Fund’s Principal Investment Strategies

The Fund’s principal investment strategy seeks to produce the Outcomes based upon the Defined Distribution Rate and performance of the Underlying ETF. If the Underlying ETF increases in value over the course of the Outcome Period, or the Underlying ETF experiences losses that are less than the Fund’s sought-after protective Buffer over the course of the Outcome Period, the Fund is designed to provide Fund shareholders that hold Shares for the entire Outcome Period with returns that equal the Defined Distribution Rate. If the Underlying ETF experiences losses that exceed the Buffer over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Shares for the entire Outcome Period with the Defined Distribution Rate less any decreases in NAV reflecting the losses experienced by the Underlying ETF that exceed the Buffer. There is no guarantee that the Fund will be successful in its attempt to provide a Buffer. The Defined Distribution Rate is provided prior to taking into account annual Fund management fees equal to 0.79% of the Fund’s daily net assets, transaction fees and any extraordinary expenses incurred by the Fund. A portion of the Defined Distributions may be taxable as ordinary income, capital gains, or return of capital. The Fund will not benefit from any increases in the Underlying ETF over an Outcome Period but is subject to the possibility of experiencing the significant losses of the Underlying ETF if its price return falls below the Buffer. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of the Underlying ETF. The Fund intends to primarily use FLEX Options to implement its investment strategies, however, the Fund may use “over-the-counter” (“OTC”) option contracts if the Adviser deems such use to be advisable.

The Underlying ETF is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests entirely in the S&P 500® Index. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index, which includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans over 24 separate industry groups. The Fund will also invest in U.S. Treasuries, which will mature on approximately the last day of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government. At the commencement of each Outcome Period, Milliman may determine to invest in FLEX Options contracts as a substitute for the Fund’s U.S. Treasury securities positions for the purposes of achieving the Defined Distributions (defined below). The Fund expects that such determination will be made based upon the liquidity and pricing of the U.S. Treasury securities and FLEX Options contracts.

The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), including the end of each Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The “Defined Distribution Rate” is an annualized payment rate established at the commencement of the Outcome Period that is the percentage of

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Defined Distributions per Share over an Outcome Period. The Defined Distribution Rate is based upon the Fund’s NAV at the commencement of each Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 6.44% prior to taking into account any fees or expenses charged to shareholders.

Shareholders will also be subject to losses that exceed the Buffer, which is set at Underlying ETF losses that exceed 15%. The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

As described further in this prospectus, there are risks associated with an investment in the Fund and there is no guarantee the Fund achieve the Outcomes it seeks to provide. The Fund’s unique characteristics (i.e., the imperative of holding Shares for the entire Outcome Period, the Buffer and Defined Distribution Rate) distinguish it from other investment products and may make it an unsuitable some investors. Please also refer to the “Investor Suitability Considerations” table in this prospectus.

The Fund’s investment objective is considered non-fundamental and may be changed by the Board without shareholder approval. Additionally, the Fund may liquidate and terminate at any time without shareholder approval.

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Investment profile for Intra-Outcome Period Investors

The Fund is designed for shareholders who hold Shares for the entirety of the Outcome Period. If an investor purchases Shares after the Outcome Period has commenced or sells Shares prior to the Outcome Period’s conclusion, such investor will not receive the Outcomes sought to be delivered by the Fund, and will experience very different investment outcomes then the Fund seeks to provide. Further, investors who purchase Shares after the commencement of the Outcome Period will have a different effective Defined Distribution Rate as a result of any changes in the Fund’s NAV since the commencement of the Outcome Period and Defined Distributions for an Outcome Period already paid. Following the commencement of an Outcome Period, the Fund seeks to provide shareholders who hold shares for the entirety of the Outcome Period with Defined Distributions paid by the Fund over the duration of the Outcome Period on remaining Defined Distribution Dates. An investor is expected to have the following investment profile for the remainder of an Outcome Period if such investor purchases shares after the commencement of the Outcome Period:

If the Underlying ETF is **<u>At or Above</u>** the Buffer at end of Outcome Period	=	Price change from the Fund's price at the time of purchase to Fund NAV at the end of the Outcome Period[1,2]
If the Underlying ETF is **<u>Below</u>** the Buffer at end of Outcome Period	=	Price change from the Fund's price at the time of purchase to match **Underlying ETF price return losses (*i.e.*, negative returns) that exceed the Buffer** at the end of the Outcome Period[2]

1. The Fund's NAV is expected to return to approximately the level it began the Outcome Period at if the Underlying ETF price level finishes at or above the Buffer level.
2. In each case, shareholders will receive all remaining Defined Distributions on the remaining Defined Distribution Dates.

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Fund Investments

Principal Investments

FLEX Options

FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC option contracts positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX Options in which the Fund invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund will sell put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. The FLEX Options held by the Fund may be either physically settled (options that give the Fund the right to receive, or require the Fund to deliver, shares of the Underlying ETF on the option expiration date at the strike price) or cash settled (options that give the Fund the right to receive, or require the Fund to deliver, a cash payment on the option expiration date based upon the difference between the strike price and the then-current price of the Underlying ETF).

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the FLEX Options held by the Fund are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by Innovator as the “Valuation Designee” pursuant to Rule 2a-5 of the 1940 Act (“Rule 2a-5”) and approved by, and subject to the oversight of, the Board. The Fund will enter into FLEX Options contracts in accordance with Rule 18f-4 under the 1940 Act, which requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.

U.S. Treasury Securities

U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury that are backed by the full faith and credit of the United States Government.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s statement of additional information (“SAI”), which is available at www.innovatoretfs.com.

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Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Defined Outcome Strategy Risk.    The Fund, in employing a “defined outcome strategy” is subject to certain unique risks, which are detailed below.

Buffered Loss Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against Underlying ETF losses if the Underlying ETF’s share price decreases by 15% or less over the duration of the Outcome Period. A shareholder may lose their entire investment. The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate, while limiting downside losses, if Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available. Because the value of the FLEX Options depends, in part, on the time remaining until expiration and the Buffer is designed to be in effect at the end of the Outcome Period, it is possible that the Fund’s NAV may decrease during the Outcome Period before the Buffer is fully implemented. If a shareholder were to sell at this time, they could recognize losses on their investment. Additionally, because the Buffer is provided by operation of the FLEX Options, the implementation of the Buffer is subject to counterparty risk (for additional information, see “Counterparty Risk” herein). The Fund does not provide principal protection or non-principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment. An investor that holds Shares through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because at the end of each Outcome Period, a new Buffer will be established based on the then-current price of the Underlying ETF and any losses experienced below the prior Buffer will be locked-in. Since the Fund does not participate in the upside returns of the Underlying ETF, the Fund may have losses that exceed those of the Underlying ETF over multiple Outcome Periods.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to losses of the Underlying ETF that exceed the Buffer. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the Underlying ETF (relative to the initial value of the Underlying ETF at the commencement of the Outcome Period) despite being subject to all of the downside losses of the Underlying ETF

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after such losses exceed the Buffer. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as the Fund will not experience any positive price returns of the Underlying ETF, if any, and the Fund would underperform the Underlying ETF to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the Underlying ETF and may underperform the Underlying ETF and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk,

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but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Buffer and Defined Distributions.

FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the Underlying ETF’s price return has dropped below the Buffer. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying ETF. Depending on the value of the Underlying ETF at this time and its proximity to the Buffer, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the Underlying ETF. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying ETF’s price return, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF, the Buffer and the remaining time to until the FLEX Options expire.

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Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. Option contracts may also involve the use of leverage, which could result in greater price volatility than other markets. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

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Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk.    Because the Fund is subject to the downside price returns of the Underlying ETF if the Underlying ETF losses exceed the Buffer, the Fund is subject to the associated risks of the Underlying ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF through its usage of FLEX Options:

Equity Securities Risk.    The Underlying ETF tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

Information Technology Companies Risk.    The Underlying ETF is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

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Large Capitalization Companies Risk.    The Underlying ETF tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the Underlying ETF has decreased below the Buffer. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. Further, small changes in the value of the Underlying ETF at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETF, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the Underlying ETF on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes or interpretations affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Concentration Risk.    Through its usage of FLEX Options, the Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the Underlying ETF. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result

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from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Values of securities may change due to factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of securities. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s investments and could result in disruptions in the trading markets. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors or other economic, political, or regulatory developments, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others.

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Such events could result in disruptions to trading markets and could also adversely affect the prices and liquidity of a Fund’s holdings. Any of such circumstances could result in increased market volatility and/or have a materially negative impact on the value of Shares or the liquidity of an investment. During any such events, Shares may trade at greater premiums or discounts to their NAV and the bid/ask spread on Shares may widen. The future potential economic impact of any such future events is impossible to predict and could result in adverse market conditions that impact the performance of the Fund.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). Authorized participants are not obligated to make a market in Shares or submit orders for the issuance or redemption of Creation Units. To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered

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prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Buffer, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

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Tax Risk.    The Fund intends to qualify as a RIC, however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. The Fund’s Valuation Procedures adopted Innovator as Valuation Designee (as reviewed, approved, and subject to the oversight of the Board) complies with Rule 2a-5 under the 1940 Act. Pursuant to Rule 2a-5, the Board oversees the implementation of the Valuation Procedures. While the Fund’s program is designed to contemplate the specific risks of the Fund, there is no guarantee the program will adequately do so each time, and value may not be properly selected for the Fund.

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Management of the Fund

The Fund is a series of Innovator ETFs® Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Innovator Capital Management, LLC, 200 W. Front Street, Wheaton, Illinois 60187, serves as the Fund’s investment adviser. In its capacity as Adviser, Innovator has overall responsibility for selecting and monitoring the Fund’s investments and managing the Fund’s business affairs. Innovator serves as investment adviser to 150 exchange-traded funds, each of which is organized as a separate series of the Trust, a registered management investment company.

Investment Sub-Adviser

Milliman Financial Risk Management LLC, 71 South Wacker Drive, 31st Floor, Chicago, Illinois 60606, serves as the Fund’s investment sub-adviser. Milliman has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Managers

Robert T. Cummings and Jordan B. Rosenfeld serve as the Fund’s portfolio managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.

•   Robert T. Cummings — Principal, Senior Director and Head of Portfolio Management at Milliman.    Mr. Cummings has served in this role since 2007. Mr. Cummings has more than 13 years of experience as a trader with a primary focus on options. Prior to joining Milliman, he was involved in various proprietary trading strategies and was a portfolio manager of associated derivatives funds. These strategies included volatility arbitrage, global macro, and high-frequency trading. Entities at which Mr. Cummings has previously worked include Citadel Investment Group, TradeNet (as a primary market maker on the Chicago Board Options Exchange), KCM Group and Spyglass Capital Management.

•   Jordan B. Rosenfeld – Senior Director and Portfolio Manager at Milliman.    Mr. Rosenfeld joined Milliman in 2018 as a trader and in 2021 was promoted to ETF Portfolio Manager.  Mr. Rosenfeld is responsible for implementing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts.  He has more than nine years of experience in capital markets with a focus on derivatives portfolio management and multi-asset strategy.  Prior to joining the firm, Mr. Rosenfeld was a global macro portfolio manager at Gelber Group.

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For additional information concerning Innovator and Milliman, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares may also be found in the SAI.

Management Fee

Pursuant to an investment advisory agreement between Innovator and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Innovator in an amount equal to 0.79% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Innovator for the services it provides to the Fund. Out of the unitary management fee, Innovator pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Innovator is not responsible for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Pursuant to an investment sub-advisory agreement between Innovator, Milliman and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Innovator has agreed to pay an annual sub-advisory fee to Milliman in an amount based on the Fund’s average daily net assets. Innovator is responsible for paying the entirety of Milliman’s sub-advisory fee. The Fund does not directly pay Milliman.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR for the fiscal year ended October 31, 2024.

Manager of Managers Structure.    The Fund and Innovator have received an exemptive order from the SEC to operate under a manager of managers structure that permits Innovator, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, Innovator has ultimate responsibility, subject to oversight by the Board, for overseeing the Fund’s sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Fund or Innovator.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to any sub-adviser or the sub-advisory agreement. The Manager of Managers Structure does not permit an increase in the advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to any sub-adviser or a sub-advisory agreement within 90 days of the change.

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Additional Information Relating to the Declaration of Trust

The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) provides that by virtue of becoming a shareholder of the Trust, each shareholder is bound by the provisions of the Declaration of Trust. Subject to the provisions of the Declaration of Trust, the Board may, subject to the requisite vote, engage in and prosecute, defend, compromise, abandon, or adjust, by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims, and demands relating to the Trust. The Board may, in the exercise of their or its good faith business judgment, dismiss any action, suit, proceeding, dispute, claim or demand, derivative or otherwise, brought by a shareholder in its own name or in the name of the Trust. The Declaration of Trust further provides a detailed process for the bringing of derivative actions by shareholders. Prior to bringing a derivative action, a written demand by the complaining shareholder must first be made on the Board to bring the subject action unless an effort to cause the Board to bring such action is excused. A demand on the Board shall only be excused if a majority of the Board a material personal financial interest in the subject action.

There may be questions regarding the enforceability of these provisions based on certain interpretations of the Securities Act of 1933 Act, as amended, the Securities Exchange Act of 1934, as amended and the 1940 Act. However, the Declaration of Trust provides if any provision shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to that provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of the Declaration of Trust. The provisions of the Declaration of Trust are not intended to restrict any shareholder rights under the federal securities laws and do not mandate the adjudication of federal securities laws claims through arbitration.

How to Buy and Sell Shares

The Fund will issue or redeem its Shares at NAV per Share only in Creation Units. Most Fund shareholders will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. Share prices are reported in dollars and cents per Share. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, a Fund Shareholder may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized participants may acquire Shares directly from the Fund, and authorized participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units, and in accordance with the procedures described in the SAI.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

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Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange is based on market price and may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions (“market timing”), and has adopted no policies and procedures with respect to market timing activities. In making this determination, the Board considered the risks associated with market timing activities by the Fund’s shareholders, including, dilution, disruption of portfolio management, increases in the Fund’s trading costs and the potential for the realization of capital gains.

Shares may be purchased and redeemed directly from the Fund only when aggregated into one or more Creation Units by authorized participants that have entered into agreements with the Fund’s distributor. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares detailed above. To the extent the Fund may effect the issuance or redemption of Creation Units in exchange wholly or partially for cash, such trades could result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objectives, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by authorized participants increases. However, direct trading by authorized participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Fund reserves the right to not accept orders from authorized participants that Innovator has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

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Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use as the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

The Fund intends to continue to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information only. You should consult your own tax advisor about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•   the Fund makes distributions,

•   you sell your Shares listed on the Exchange, and

•   you purchase or redeem Creation Units.

To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. The Fund intends to treat any income that it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced

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asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

Taxes on Distributions

The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Shares, which could result in you having to pay higher taxes in the future when Shares are sold, even if you sell the Shares at a loss from your original investment. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

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An election may be available to shareholders to defer recognition of the gain attributable to a capital gain dividend if they make certain qualifying investments within a limited time. Shareholders should talk to their tax advisor about the availability of this deferral election and its requirements. The Fund’s positions in FLEX Options may reduce the amount of long-term capital gains, and, thus, reduce the amount of distributions eligible to be capital gain dividends.

Taxes on Exchange Listed Shares

If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

Taxes and Purchases and Redemptions of Creation Units

If you exchange securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and any cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of the FLEX Options

The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market but the positions will be subject to the straddle rules.

However, the Fund’s investments in offsetting positions with respect to the Underlying ETF may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders

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in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax (“backup withholding”) from dividends and capital gains distributions paid to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify to the Fund that he or she is not subject to backup withholding. The current backup withholding rate is 24%. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will generally be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below.

However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

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Distributions to, and gross proceeds from dispositions of Shares by, (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners may be subject to a U.S. withholding tax of 30%. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Distributions and Taxes” in the SAI for more information.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

Net Asset Value

US Bancorp Fund Services LLC (“USBFS”), the Fund’s administrator and fund accounting agent, calculates the Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. E.S.T.) every day the New York Stock Exchange is open. The NAV for one Share is the value of that Share’s portion of the net assets of the Fund, which is calculated by taking the market price of the Fund’s total assets, including any interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent is the NAV per Share.

Section 2(a)(41) of the 1940 Act provides that when a market quotation is readily available for a fund’s portfolio investments, such investment must be valued at the market value. Rule 2a-5 under the 1940 Act defines a readily available market quotation as “a quoted price (unadjusted) in active markets for identical investments that the fund can access at a measurement date, provided that a quotation will not be readily available if it is not reliable.” If a market quotation is not “readily available” the portfolio investment must be fair valued as determined in good faith by a fund’s board of trustees. Rule 2a-5 allows a fund’s board of trustees to designate the fund’s investment adviser as the “valuation designee” to perform fair value determinations subject to certain conditions. In accordance with Rule 2a-5, the Board has appointed Innovator as the “Valuation Designee” for the Fund’s portfolio investments. Investments will be fair valued as determined in good faith in accordance with the policies and procedures established by Innovator as the Valuation Designee pursuant to Rule 2a-5 and approved by, and subject to the oversight of, the Board of Trustees. As a general principle, “fair value” represents a good faith approximation of the value of a portfolio investment and is the amount the Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. The use of fair value prices may result in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such

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securities. While the Valuation Procedures (defined below) are intended to result in the Fund’s NAV calculation that fairly reflects the values as of the time of pricing, the fair value determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.

FLEX Options listed on an exchange (e.g., Cboe) will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Fund’s option has a same-day market trading price, this same-day market trading price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Sub-Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s NAV. If either pricing vendor is not available to provide a model price for that day, the value of a FLEX option will be determined by Innovator as Valuation Designee in accordance with the Valuation Procedures. In instances where in the same trading day, a particular FLEX Option is represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or a redemption unit), for valuation purposes that trading day the Fund will default to use the trade price for both instances, rather than the model price otherwise available for the in-kind transaction.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price.

Exchange-traded options (other than FLEX Options) and futures contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be valued at fair value. Any fair value determination will be made in accordance with the policies and procedures established by Innovator as Valuation Designee in accordance with Rule 2a-5.

USBFS may obtain all market quotations used in valuing securities from a third-party pricing service vendor (a “Pricing Service”). If no quotation can be obtained from a Pricing Service, then USBFS will contact Innovator. Innovator is responsible for establishing the valuation of portfolio securities and other instruments held by the Fund in accordance with the pricing and valuation procedures adopted by the Board (the “Valuation Procedures”). Innovator will then attempt to obtain one or more broker quotes for the security daily and will value the security accordingly.

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If no quotation is available from either a Pricing Service, or one or more brokers, or if Innovator has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by Innovator in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following: (a) the type of security; (b) the size of the holding; (c) the initial cost of the security; (d) transactions in comparable securities; (e) price quotes from dealers and/or pricing services; (f) relationships among various securities; (g) information obtained by contacting the issuer, analysts, or the appropriate stock exchange; (h) an analysis of the issuer’s financial statements; and (i) the existence of merger proposals or tender offers that might affect the value of the security.

With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell Shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its Shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

For more information about how the Fund’s NAV is determined, please see the section in the SAI entitled “Determining Offering Price and Net Asset Value.”

Fund Service Providers

US Bancorp Fund Services LLC is the administrator and transfer agent for the Trust. U.S. Bank, N.A. serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

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Premium/Discount Information

Information showing the number of days the market price of the Fund’s Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.innovatoretfs.com.

Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Rule 12d1-4 under the 1940 Act provides the requirements under which an investment company may invest in securities of another investment company beyond the limits prescribed in Section 12(d)(1) of the 1940 Act. Any investment by another investment company in the Fund, or by the Fund in another investment company, must comply with Rule 12d1-4 in order to exceed the limits contained in Section 12(d)(1).

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. The total returns in the table represent how much an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single Fund Share. The information below has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s N-CSR, which is available upon request.

Innovator ETFs® Trust

Financial Highlights

Innovator Premium Income 15 Buffer ETF™ — April

		Investment Operations:			Less Distributions From:
For the Year Ended	Net Asset Value, Beginning of the Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
10/31/2024(f)	$24.92	$0.64	$0.27	$0.91	$(0.61)	$—	$(0.21)	$(0.82)
					Supplemental Data and Ratios
For the Year Ended	ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return		Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)
10/31/2024(f)	$0.01	$25.02	3.73	%(e)	$3,752	0.79%	4.36%	0	%(e)

(a)      Net investment income per share has been calculated based on average shares outstanding during the year.

(b)      Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)      Portfolio turnover rate excludes in-kind transactions.

(d)      Annualized for periods less than one year.

(e)      Not annualized for periods less than one year.

(f)      Inception date of the Fund was March 28, 2024.
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Innovator Premium Income 15 Buffer ETF™ — April

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund’s most recent SAI, annual or semi-annual reports and certain other information such as Fund financial statements are available free of charge by calling the Fund at (800) 208-5212, on the Fund’s website at www.innovatoretfs.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Innovator Capital Management, LLC 200 W. Front Street Wheaton, Illinois 60187 (800) 208-5212 www.innovatoretfs.com	SEC File #: 333-146827 811-22135

Prospectus

Innovator Premium Income 10 Barrier ETF™ — July

(Cboe BZX — JULD)

February 28, 2025

Innovator Premium Income 10 Barrier ETF™ — July (the “Fund”) is a series of
Innovator ETFs® Trust (the “Trust”) and is an actively managed ETF.

• The Fund invests in FLexible EXchange Options (“FLEX Options”) that reference the S&P 500® Price Return Index (the “U.S. Equity Index”) and U.S. Treasury bills (“U.S. Treasuries”) to employ an income-oriented “defined outcome strategy.” Defined outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The outcomes sought by the Fund, which include the defined distributions and barrier discussed below (the “Outcomes”), are contingent on the performance of the U.S. Equity Index’s price return and the yield of the U.S. Treasuries over an approximately one-year period from July 1 through June 30 of the following year (the “Outcome Period”). The current Outcome Period is from July 1, 2024 through June 30, 2025. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another Outcome Period will begin. The Fund and the sought-after Outcomes are designed for shareholders who invest from the commencement of the Outcome Period through the end of the Outcome Period. If an investor purchases shares of the Fund (“Shares”) after the Outcome Period has begun or sells Shares prior to the expiration of the Outcome Period, the investment outcomes experienced by such investor will differ from the Fund’s sought-after Outcomes. There is no guarantee that the Outcomes for an Outcome Period will be realized.

•   As further described in this Prospectus, the Fund’s principal investment strategy seeks to provide the following investment profile over each Outcome Period:

•   Defined Distributions:    The Fund seeks to provide shareholders distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 8.41% prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each March, June, September and December will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). The Defined Distribution Rate is applicable only to those investors who hold Shares for an entire Outcome Period and is not guaranteed. See “Principal Investment Strategies – Fund Portfolio”.

•   Barrier:    The Fund seeks to provide an investment “barrier” — an investment strategy whereby a payoff depends upon whether an underlying asset or index has breached a predetermined performance level. For each Outcome Period, the Fund will establish a barrier against losses for shareholders that is based upon the performance of the U.S. Equity Index over the duration of each Outcome Period, whereby shareholders are not expected to experience losses over the course of an Outcome Period if the market value of the U.S. Equity Index decreases by 10% or less, calculated from the commencement of the Outcome Period to the final day of the Outcome Period (the “Barrier”). Shareholders will be subject to the entirety (i.e., one-to-one exposure) of the downside of the U.S. Equity Index’s performance calculated from the commencement of the Outcome Period to the final day of the Outcome Period if, at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier. At the conclusion of each Outcome Period, the Fund will establish a new Barrier (i.e., beginning at 10% of U.S. Equity Index losses) for the next Outcome Period. The Barrier level beginning at 10% of losses of the U.S. Equity Index will remain constant from one Outcome Period to the next. Please note, the operation of the Barrier is not guaranteed. Unlike other funds that utilize defined outcome investment strategies, the Fund does not provide a buffer against all U.S. Equity Index losses or a floor that provides a maximum amount of U.S. Equity Index losses. As a result, an investor can lose its entire investment prior to consideration of any Defined Distribution payments. As further described in this prospectus, shareholders will be subject to “Initial Breach Losses” and “Full Breach Losses” with respect to the Barrier. See “Principal Investment Strategies – The Barrier” for additional information.

•   Outcomes:    The Fund is designed to provide investors with Outcomes for each Outcome Period that is equal to the Defined Distribution Rate, less the losses experienced by the U.S. Equity Index if such losses exceed the Barrier at the end of the Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced a positive price return, or price return losses that are less than the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the U.S. Equity Index has experienced losses at the end of the Outcome Period that exceed the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value reflecting the losses experienced by the U.S. Equity Index losses, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the U.S. Equity Index over each Outcome Period.

Investors that purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. See “Principal Investment Strategies – General Strategy Description and – Intra-Outcome Period”.

•   The Outcomes are provided prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets are considered, the Defined Distribution Rate is 7.62%. In addition, any loses that an investor experiences in relation to the Barrier will be reduced by the Fund’s annual management of 0.79%. The Outcomes will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

•   The Fund’s FLEX Options positions will not provide upside exposure to the price return of the U.S. Equity Index and therefore the Fund will not participate in any increases in the price return of the U.S. Equity Index over the duration of the Outcome Period. Notwithstanding the above, the Fund is subject to the possibility of experiencing the significant losses of the U.S. Equity Index if its price return falls below the Barrier. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of U.S. Equity Index.

•   The Outcomes may only be realized by investors who hold Shares at the outset of the Outcome Period and continue to hold such Shares until the conclusion of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes on the last day of each Outcome Period. It should not be expected that the Outcomes, including the net effect of the Fund’s annual management fee on the Outcomes, will be provided at any point prior to the last day of the Outcome Period. Investors considering purchasing Shares after the Outcome Period has begun or selling Shares prior to the end of the Outcome Period should visit the website referenced below to fully understand the potential Outcomes.

•   The Fund’s website, www.innovatoretfs.com/juld, provides important Fund information (including, among other items, Outcome Period start and end dates, information relating to the Defined Distributions, the Defined Distribution Rate and the potential Outcomes related to the Barrier), as well information relating to the potential outcomes of an investment in the Fund on a daily basis. If you are contemplating purchasing Shares, please visit the Fund’s website.

Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund. The Fund has characteristics unlike many other traditional investment products and may not be suitable for all investors.

The Fund lists and principally trades its Shares on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices may differ to some degree from the net asset value of Shares. Unlike mutual funds, the Fund issues and redeems Shares at NAV only in large blocks of Shares called “Creation Units.” The Fund is a series of the Trust and is an actively managed exchange-traded fund organized as a separate series of a registered management investment company.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Innovator Premium Income 10 Barrier ETF™ – July

Investment Objective

The Fund seeks to provide investors, over the period from July 1, 2024 to June 30, 2025, with an investment that provides a high level of income through a Defined Distribution Rate of 8.41% (prior to taking into account management fees and other fees) and that is not subject to any losses experienced by the U.S. Equity Index that are at or below a 10% Barrier and is subject to initial losses experienced by the U.S. Equity Index beginning at the 10% Barrier and to the full extent of U.S. Equity Index losses on a one-to-one basis beginning at 11%.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.79%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.
	1 Year	3 Years	5 Years	10 Years
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:	$81	$252	$439	$978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

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Principal Investment Strategies

General Strategy Description.    The Fund is an actively managed exchange-traded fund (“ETF”) that invests in U.S. Treasury bills (the “U.S. Treasuries”) and FLexible EXchange® Options (“FLEX Options”) that use as a reference asset a broad-based U.S. equity index, specifically the S&P 500® Price Return Index (the “U.S. Equity Index”). Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand the characteristics of the Fund before making an investment in the Fund. As described further below, the Fund differs from other funds that utilize a defined outcome investment strategy. The Fund does not provide a buffer against all U.S. Equity Index losses or a floor that provides a maximum amount of U.S. Equity Index losses. As a result, an investor can lose its entire investment prior to consideration of any Defined Distribution payments. As further described below, the Fund’s principal investment strategy seeks to provide the following investment profile over an approximately one-year period from July 1 to June 30 of the following year (the “Outcome Period”):

•   Defined Distributions:    The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 8.41%, prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is based on market conditions at the onset of the Outcome Period and is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each March, June, September and December will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Defined Distribution Rate” for additional information.

•   Barrier:    The Fund seeks to provide an investment “barrier” — an investment strategy whereby a payoff depends upon whether an underlying asset or index has breached a predetermined performance level. For each Outcome Period, the Fund will establish a barrier against losses for shareholders that is based upon the performance of the U.S. Equity Index over the duration of each Outcome Period, whereby shareholders are not expected to experience losses over the course of an Outcome Period if the market value of the U.S. Equity Index decreases by 10% or less, calculated from the commencement

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of the Outcome Period to the final day of the Outcome Period (the “Barrier”). If at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier, the Fund will experience one of two loss profiles:

•   If at the conclusion of the Outcome Period the market value of the U.S. Equity Index has decreased in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period in an amount that is greater than the Barrier (10%) but less than or equal to 11%, the Fund will be subject to U.S. Equity Index losses on an accelerated basis from 0% to 11%, which will correspond to the U.S. Equity Index losses from 10% to 11% (the “Initial Breach Losses”). See “Principal Investment Strategies — The Barrier — Initial Breach Losses.”

•   If at the conclusion of the Outcome Period the market value of the U.S. Equity Index decreases in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period in an amount that is greater than 11%, the Fund will be subject to the full extent of U.S. Equity Index losses on a one-to-one basis (the “Full Breach Losses”). See “Principal Investment Strategies — The Barrier — Full Breach Losses.”

At the conclusion of each Outcome Period, the Fund will establish a new Barrier (i.e., beginning at 10% of U.S. Equity Index losses) for the next Outcome Period. The Barrier level beginning at 10% of losses of the U.S. Equity Index and the level at which Full Breach Losses commence (11%) will each remain constant from one Outcome Period to the next. There is no guarantee that the Fund will be successful in its attempt to implement the Barrier. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies — The Barrier” for additional information.

•   Outcomes:    The pre-determined outcomes sought by the Fund, which include the Defined Distributions and the Barrier (the “Outcomes”) are designed to provide investment performance for each Outcome Period that is equal to the Defined Distribution Rate, less the Initial Breach Losses or Full Breach Losses, as applicable, if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced (in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period) a positive price return, or price return losses that are less than the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the U.S. Equity Index has experienced losses at the end of the Outcome Period that exceed the Barrier (in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period), the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value equal to the Initial Breach Losses or Full Breach Losses, as applicable, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the U.S. Equity Index over the Outcome Period. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Outcome Period” for additional information. The Fund and the sought-after Outcomes are designed for shareholders who invest and hold Shares from the commencement of the Outcome Period through the end of the Outcome Period.

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The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. If an investor purchases Shares after the Outcome Period has begun or sells Shares prior to the conclusion of the Outcome Period, the Outcomes experienced by the investor will differ from the Fund’s sought-after Outcomes. See “Principal Investment Strategies – Intra-Outcome Period”.

The Fund seeks a high level of income that exceeds an investment in U.S. Treasuries with premiums generated from the Fund’s FLEX Options positions. As further described below, the Fund will purchase U.S. Treasuries and enter into a series of FLEX Option contracts that provides additional income to the Fund by virtue of premiums received from sold FLEX Options. The Fund is designed to provide Defined Distributions based on a Defined Distribution Rate that is established at the commencement of each Outcome Period. The Defined Distribution Rate is based upon prevailing market conditions for both the U.S Treasuries and the FLEX Options on the first day of the Outcome Period and will be further reduced by the Fund’s annual management fees, any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the current Outcome Period, the Defined Distribution Rate is 8.41% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 7.62%. While the Defined Distribution Rate is expected to remain constant over the Outcome Period for shareholders who hold Shares continuously from the commencement of the Outcome Period until its conclusion, the Defined Distribution Rate is not guaranteed. The Defined Distribution Rate is based on the NAV per Share at the commencement of the Outcome Period and any shareholders that initially invest at a Share price that differs from this NAV will not experience the Defined Distribution Rate. Because the Defined Distribution Rate is based upon prevailing market conditions at the beginning of an Outcome Period, the Defined Distribution Rate will rise or fall from one Outcome Period to the next.

Fund shareholders also will be subject to losses experienced by the U.S. Equity Index if the U.S. Equity Index experiences losses from the commencement of the Outcome Period to its conclusion that exceed the Barrier. The Fund will seek to set the Barrier at 10% of U.S. Equity Index losses at the end of each Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced a positive price return, or price return losses that are less than the Barrier, the Fund will not experience any of the losses of the U.S. Equity Index and is designed to provide returns that equal the Defined Distribution Rate. However, if the U.S. Equity Index has decreased in value below the Barrier at the end of the Outcome Period, the Fund’s investments will generate Outcomes that equal the Defined Distribution Rate less the Initial Breach Losses or Full Breach Losses, as applicable. The Fund will not benefit from any increases in the U.S. Equity Index over the course of an Outcome Period but is subject to the possibility of significant losses experienced by the U.S. Equity Index if the value of the U.S. Equity Index drops below the Barrier at the end of the Outcome Period. A shareholder could lose its entire investment. The Fund will not receive or benefit from any dividend payments made by the constituents of the U.S. Equity Index.

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The current Outcome Period is from July 1, 2024 through June 30, 2025. Upon the conclusion of the Outcome Period, the Fund will receive the value of its investments in the U.S. Treasuries upon the maturity of such U.S. Treasuries and deliver cash owed on its FLEX Options positions, if any. At the commencement of the new Outcome Period, the Fund will enter into new FLEX Options with an expiration date of approximately one year and invest in U.S Treasuries with maturity dates on or about each Distribution Date, the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period. The Outcomes may only be realized by shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. See “Principal Investment Strategies – Intra-Outcome Period” and “Principal Investment Strategies – The Outcome Period” for additional information.

Fund Portfolio.    The Fund’s investment sub-adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”) will pursue the Fund’s investment objective through the combination of FLEX Options positions that reference the U.S. Equity Index and in U.S. Treasuries. As further described below, the Fund will invest proceeds from investments in the Fund, together with the FLEX Options premium net proceeds, in U.S. Treasuries in seeking to provide the Defined Distribution Rate.

FLEX Options are exchange-traded option contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. See “Principal Risks – Derivatives Risk – FLEX Options Risk”. The Fund’s FLEX Options positions have expiration dates on or about the final date of the Outcome Period. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option contract the right to buy or sell a particular asset at a specified future date at an agreed upon price. An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the seller of the put option contract (i.e., the “writer”) the obligation to buy (if the option is exercised), a specified amount of an underlying security at a pre-determined price (the strike price). The FLEX Options used by the Fund are European-style option contracts, meaning that the FLEX Options may only be exercised on the expiration date. The FLEX Options are not guaranteed to perform as expected. See “Principal Risks – Barrier Risk” and “Principal Risks – Derivatives Risk – FLEX Options Risk” below for additional information. Each of the FLEX Options sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options sold on the first day of the Outcome Period. The reference asset for the Fund’s FLEX Options positions is the U.S. Equity Index. The U.S. Equity Index is a large-cap, market-weighted, U.S. equities index that tracks the price return of the 500 leading companies in leading industries, excluding dividends. Through its use of FLEX Options that provide exposure to the U.S. Equity Index, the Fund has significant exposure to companies in the information technology sector. For more information on the U.S. Equity Index, please see the section of the prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The Fund also purchases U.S. Treasuries that align with the quarterly Distribution Dates for the effective management of the Fund’s portfolio and Defined Distributions, with the majority of the Fund’s assets invested in U.S. Treasuries that expire on or about the final Distribution Date at

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the conclusion of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

The below chart represents the Fund’s investment portfolio and related investment function of each component.

Innovator Premium Income 10 Barrier ETF – Fund Holdings

Portfolio Investment	Investment Terms	Investment Function	Investment Maturities/Expirations
U.S. Treasuries	Investments in the Fund and premiums generated from the Fund’s put FLEX Option positions are invested in U.S. Treasury bills supported by full faith and credit of U.S. Government	Treasury Income	Quarterly to align with the Defined Distributions, including the final day of the Outcome Period
Sold Put FLEX Option Contract on U.S. Equity Index

Fund sells in an out-of-the-money put FLEX Option (i.e., the strike price is less than the current asset price) at 90% of then-current value of the U.S. Equity Index at the beginning of the outcome Period

Premium generated from selling put FLEX Option which is subsequently invested in U.S. Treasuries

Position provides one-to-one downside exposure to the U.S. Equity Index starting at 90% of the then-current value of the U.S. Equity Index

Final day of the Outcome Period
Put Spread FLEX Option Contracts on U.S. Equity Index

Fund sells and purchases a package of 10 put FLEX Option contracts at approximately 90% and approximately 89%, respectively of then-current value of the U.S. Equity Index at the beginning of the Outcome Period

		Net premiums generated from the put spread are subsequently invested in U.S. Treasuries Positions provide the Barrier, Initial Breach Losses, and Full Breach Losses	Final day of the Outcome Period

The Sub-Adviser seeks to specifically select the strike price for each FLEX Option contract held by the Fund such that if the FLEX Options were exercised on the expiration date (the final day of the Outcome Period), the Fund’s portfolio would provide a 10% Barrier with losses experienced by the Fund beginning at 10% of losses on an initial accelerated basis and experienced to the full extent of the U.S. Equity Index losses on a one-to-one basis starting at 11% of losses. The Fund’s portfolio holdings are as detailed below:

•   A sold put FLEX Option with a strike price at 90% of the value of the U.S. Equity Index at the commencement of the Outcome Period. The sold put FLEX Option provides one-to-one downside for all losses that exceed the strike price. In exchange for selling the put FLEX Option, the Fund will receive a premium that will be invested in the U.S. Treasuries and be part of the Defined Distribution Rate.

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•   A “put option spread” strategy which uses a package of 10 purchased and sold put FLEX Options that reference the U.S. Equity Index. The Fund will sell put FLEX Options with a strike price of approximately 90% of the price of the U.S. Equity Index at the commencement of each Outcome Period. The Fund will simultaneously purchase the same number of put FLEX Options with a strike price of approximately 89% of the price of the U.S. Equity Index at the commencement of each Outcome Period. The 10 purchased put options with a 1% spread results in the Barrier, Initial Breach Losses and Full Breach Losses, as applicable. Specifically, the 1% spread for each of the 10 put options subjects the Fund to U.S. Equity Index losses at the conclusion of the Outcome Period on an initial accelerated basis from 0% to 11% which will correspond to the U.S. Equity Index losses from 10% to 11% at the conclusion of the Outcome Period. The 10 sold put options expose the Fund to the extent of U.S. Equity Index Losses exceed 11% on a one-to-one basis at the conclusion of the Outcome Period. The Fund invests the net premiums generated from the purchased and sold put FLEX Options in U.S. Treasuries to be included as part of the Defined Distribution Rate.

•   The Fund uses proceeds from the sale of Shares to purchase U.S. Treasuries that mature at the end of the Outcome Period. The Fund receives premiums from its FLEX Options positions and invests the proceeds in U.S. Treasuries with maturities that align with the Distribution Dates. The U.S. Treasuries are entitled to an interest rate, which when added to the premiums received for selling FLEX Options, produce the Defined Distribution Rate. The Defined Distribution Rate is distributed to shareholders in Defined Distributions.

Intra-Outcome Period.    It is anticipated that during the Outcome Period the Fund’s NAV will not change in value at the same rate as the U.S. Equity Index, and in some instances may not be correlated to the movements in the value of the U.S. Equity Index. The Fund’s NAV is based upon the value of its portfolio. During each Outcome Period, the Fund’s NAV will be subject to increases and decreases in the market value of the U.S. Treasuries until the U.S. Treasuries held by the Fund mature. The value of the Fund’s FLEX Options positions, which expire at the conclusion of an Outcome Period, will also impact the Fund’s NAV and is dependent upon additional factors. Although the value of the U.S. Equity Index is a significant component of the value of the Fund’s FLEX Options, the time remaining until the FLEX Options expire and other factors, including current interest rates and volatility rates, will also affect their value. The Sub-Adviser, anticipates that the value of the FLEX Options, and therefore the Fund’s NAV, may increase on days when the U.S. Equity Index increases (if the U.S. Equity Index is below its original value at the start of the Outcome Period) and may decrease on days when the U.S. Equity Index’s level decreases, but that the rate of change will be less than that experienced by the U.S. Equity Index. Because the Fund will not participate in upside exposure to the U.S. Equity Index for the entirety of an Outcome Period, to the extent the value of the U.S. Equity Index increases beyond the initial value at the commencement of the Outcome Period, the value of the Fund’s FLEX Options are not expected to have corresponding price movements. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, the proximity of the value of the U.S. Equity Index to the Barrier will have a significant impact on the value of the Fund’s FLEX Options and the direction and rate of change of the Fund’s NAV as compared to that of the U.S. Equity Index. Similar to other securities with established

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dividend or distribution payment dates, it is expected that the Fund’s NAV may increase or decrease immediately prior to and following a Distribution Date. As a result, it is possible that the Fund’s NAV could decrease notwithstanding an increase in the U.S. Equity Index. It is anticipated that the Fund will be subject to significant changes in the value of the FLEX Options, and therefore the Fund’s NAV, at the end of the Outcome Period depending on the proximity of the value of the U.S. Equity Index to the Barrier. As a result, as time approaches the expiration date of the FLEX Options, subsequent movements in the value of the U.S. Equity Index may have dramatic impacts on the Fund’s NAV. Investors should understand this potential relationship before investing in the Fund.

Investors purchasing Shares after the Outcome Period has begun or selling Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Such experience may be impacted as detailed below:

•   Impact on the Defined Distribution Rate:    The Defined Distribution Rate is measured against the NAV per Share at the commencement of the Outcome Period and is only applicable to shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. Investors purchasing Shares after an Outcome Period commences will have a different effective Defined Distribution Rate as a result of any differences versus the price of the Shares purchased versus that of the Fund’s NAV at the commencement of the Outcome Period. See “Additional Information About the Fund’s Principal Investment Strategies.”

•   Impact on the Barrier:    If an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value which will affect the amount of losses the U.S. Equity Index may incur before the Barrier. The effect of the Barrier on the sought-after Outcomes is measured at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. If the U.S. Equity Index has decreased in value, such intra-Outcome Period investor will not receive a full 10% Barrier. If an investor is considering purchasing Shares during the Outcome Period, and the value of the U.S. Equity Index has already decreased, an investor purchasing Shares at that time will receive less of a Barrier or no Barrier that the Fund seeks to offer for the remainder of the Outcome Period. Although the effect of the Barrier with respect to the Fund’s designed Outcomes over an Outcome period is measured only at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier and subsequent movements in the value of the U.S. Equity Index.

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The Outcome Period.    The Outcome Period is from July 1 to June 30 of the following year and begins on the day the FLEX Options are entered into and ends approximately one year later on the expiration date for the FLEX Options. Because the terms of the FLEX Options will not change over the course of the Outcome Period, the Barrier is measured against the value of the U.S. Equity Index at the onset of the Outcome Period. In addition, certain of the Fund’s U.S. Treasuries will mature at or near the end of each Outcome Period. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares at the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes. The Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

U.S. EQUITY INDEX VERY NEGATIVE SCENARIO
U.S. EQUITY INDEX NEGATIVE SCENARIO
U.S. EQUITY INDEX FLAT SCENARIO
U.S. EQUITY INDEX POSITIVE SCENARIO
Profit
Loss
DEFINED DISTRIBUTION RATE
TARGETED 10% BARRIER
-100%
-100% + Defined Distribution Rate*
-5%
0%
U.S. Equity Index
Fund

*Please note: this graph is provided merely to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the U.S. Equity Index, the Barrier and the Defined Distribution Rate. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

The following table contains hypothetical examples designed to illustrate the operationality of the Fund and the Outcomes it seeks to provide over an Outcome Period. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the U.S. Equity Index, the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the U.S. Equity Index, the FLEX Options or the Fund. The actual overall performance of the Fund will vary during the Outcome Period. While the Fund’s FLEX Options performance includes premiums generated from such FLEX Options, the below table reflects

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that premiums generated from the Fund’s FLEX Options positions are included in the Defined Distribution Rate. Please refer to the Fund’s website, www.innovatoretfs.com/juld, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

U.S. Equity Index Performance	-100%	-50%	-25%	-5%	0%	10%	20%	50%	100%
FLEX Options Performance	-100%*	-50%*	-25%*	0%*	0%*	0%*	0%*	0%*	0%*
Fund Performance	-100% + Defined Distribution Rate**	-50% + Defined Distribution Rate**	-25% + Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**

*           The FLEX Options’ performance includes the premium received by the Fund for selling such options, which is not reflected in this figure, but is included in the Defined Distribution Rate indicated below.

**         The Fund’s performance is equal to the Defined Distribution Rate minus the losses experienced by the U.S. Equity Index that exceed the Barrier, if any. The Defined Distribution Rate is set on the first day of the Outcome Period and is 8.41% prior to taking into any account fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 7.62%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Defined Distribution Rate, and therefore the performance delivered by the Fund to the Fund’s shareholders.

The Defined Distribution Rate.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the course of the Outcome Period is the Defined Distribution Rate, less the Initial Breach Losses or Full Breach Losses, as applicable, if the losses of the U.S. Equity Index exceed the Barrier at the end of the Outcome Period (in comparison to the market value of the U.S. Equity Index at the commencement of the Outcome Period). The Defined Distribution Rate, which is paid out via the Defined Distributions, is determined at the commencement of each Outcome Period and represents the expected payment rate an investor can achieve from an investment in Shares over the duration of the Outcome Period, however such payment rate is not guaranteed. The Defined Distribution Rate is the result of the premiums received from the Fund’s sold FLEX Options and the income received by the Fund through its investments in U.S. Treasuries. The Defined Distribution Rate is calculated against the Fund’s NAV per Share at the commencement of the Outcome Period and is only representative to shareholders who invest in Shares at this NAV per Share. If a shareholder purchases Shares at a market price that differs from that of the NAV per Share at the commencement of the Outcome Period, such shareholder will experience a different rate than the Defined Distribution Rate.

During each Outcome Period, the Fund will purchase and sell FLEX Options and use the proceeds from the sale of Shares to purchase U.S. Treasuries. The amount of premiums the Fund receives for selling FLEX Options as well as the interest rate for the U.S. Treasuries, and therefore the Defined Distribution Rate of the Fund, will be dependent upon prevailing market conditions at the time the Fund enters into the FLEX Options and purchases U.S. Treasuries, most notably, current interest rates and volatility in the U.S. Equity Index. The Defined Distribution Rate for the current Outcome Period is 8.41% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 7.62%. The Defined Distribution Rate will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred

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by the Fund. For the purposes of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. The Defined Distribution Rate is also set forth on the Fund’s website at www.innovatoretfs.com/juld.

The Fund distributes the Defined Distribution Rate through the Defined Distributions. Defined Distributions are paid on the first business day of the month following the quarter-end (each a Distribution Date), to shareholders of record on the last business day of each March, June, September and December. The Defined Distribution Rate is only applicable to investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. The Defined Distribution Rate will remain constant for such investors over the course of a single Outcome Period. However, the Defined Distribution Rate will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Defined Distribution Rate and Defined Distributions should be considered before investing in the Fund. If an investor is considering purchasing Shares after the Outcome Period has commenced, and the Fund has already made some or all of its Defined Distributions, an investor purchasing Shares will not receive the same Defined Distribution Rate for the remainder of the Outcome Period but will still remain vulnerable to the entirely of the significant downside risks associated with the Barrier. In such an instance, the investor may experience significantly different Outcomes than those the Fund seeks to provide. There is no guarantee that the Fund will successfully achieve its investment objective.

The Barrier.    Fund shareholders are subject to all of the losses experienced by the U.S. Equity Index, however the Fund provides the Barrier such that investors will only experience losses if the U.S. Equity Index experiences losses that exceed the Barrier at the end of the Outcome Period. The Barrier is set at a level such that investors are not expected to experience losses against the first 10% of U.S. Equity Index losses over the course of the Outcome Period, to the extent the U.S. Equity Index decreases in value by 10% or less. The Barrier is provided irrespective of the Fund’s annual management fee, transaction fees and any extraordinary expenses incurred by the Fund, however any losses that an investor experiences in relation to the Barrier will be reduced by the Fund’s annual management of 0.79% and further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period and it therefore should not be expected that the Barrier will be provided at any point prior to the last day of the Outcome Period. Investors purchasing Shares after the commencement of the Outcome Period at a point in which the U.S. Equity Index has changed in value will impact the amount of losses that may be experienced by the U.S. Equity Index before the Barrier is met. While the Fund seeks to provide the Barrier for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. There is no limit on losses the Fund could experience, and an investor may lose its entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The structure of the Fund’s FLEX Options is such that if at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier, the Fund will begin to experience losses starting at the Barrier. The Fund will experience one of two loss profiles: “Initial Breach Losses” or “Full

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Breach Losses”. As further described below, the operation of the Fund’s FLEX Options portfolio is such that, at the end of an Outcome Period, if U.S. Equity Index losses measured over the Outcome Period exceed the Barrier (10%) but are less than 11%, the Fund will experience, prior to the payment of any Distributions, accelerated losses from 0% to 11%. If, at the end of the Outcome Period, U.S. Equity Index losses measured over the Outcome Period exceed 11%, the Fund will experience, prior to the payment of any Distributions, one-to-one losses of the U.S. Equity Index.

•   Initial Breach Losses.    Initial Breach Losses occur when the U.S. Equity Index has exceeded the Barrier, but by an amount less than or equal to 11%. Initial Breach Losses occur as a result of the combination of the Fund’s put option spreads as well as the sold put option contract. Specifically, the Fund invests in a package of 10 put option spreads that provide losses of up to 1% for each spread while simultaneously selling a put FLEX Option that provides one-to-one downside exposure starting at 10% of U.S. Equity Index losses. If the U.S. Equity Index has exceeded the Barrier, but by an amount less than or equal to 11%, the Fund will experience the below losses over an Outcome Period, prior to the payment of Defined Distributions:

Outcome Period Initial and Full Breach Losses Profile

U.S. Equity Index Losses	Put Spread Losses	Put Losses	Fund Losses
-10.00%	0.00%	0.00%	0.00%
-10.25%	-2.50%	-0.25%	-2.75%
-10.50%	-5.00%	-0.50%	-5.50%
-10.75%	-7.50%	-0.75%	-8.25%
-11.00%	-10.00%	-1.00%	-11.00%
-12.00%	-10.00%	-2.00%	-12.00%

•   Full Breach Losses.    Full Breach Losses occur after U.S. Equity Index losses are equal to or exceed 11%. Full Breach Losses are a result of the Fund’s FLEX Options and expose the Fund to the extent of U.S. Equity Index Losses on a one-to-one basis over the course of the Outcome Period. As shown in the table above, if the U.S. Equity Index has exceeded 11%, the Fund’s put spread options will produce a loss of 10% and the Fund’s naked put FLEX Option will produce the remaining loss such that losses, in combination, will equal the losses of the U.S. Equity Index. There is no limit on losses the Fund can experience, and an investor may lose its entire investment.

The Barrier is measured at the end of the Outcome Period. While the Fund’s NAV is expected to move as a result in changes in the value of the Fund’s FLEX Options (which is dependent upon the movements of the U.S. Equity Index, among other reasons), the FLEX Options are European-style options and can only be exercised on the expiration date. Accordingly, the measuring value of the U.S. Equity Index is on the final day of the Outcome Period only, and therefore the Barrier is measured and effective only on the final day of the Outcome Period.

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Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and U.S. Treasuries, and another Outcome Period will commence.

Following the close of business on the last day of the Outcome Period, the Fund will disclose the Fund’s final Defined Distribution Rate (both gross and net of the unitary management fee) for the next Outcome Period on the Fund’s website, www.innovatoretfs.com. The Fund’s website will also provide information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and potential Outcomes related to the Barrier, of an investment in the Fund on a daily basis.

The Fund’s website, www.innovatoretfs.com/juld, provides information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and Barrier, of an investment in the Fund on a daily basis.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Defined Outcome Strategy Risk.    The Fund employs an income-oriented “defined outcome strategy”, and is therefore subject to certain unique risks, which are detailed below.

Barrier Risk.    The Fund establishes the Barrier based on the performance of the U.S. Equity Index over the duration of the Outcome Period, calculated from the commencement of the Outcome Period to its conclusion. The Fund begins to experience the entirety of the losses of the U.S. Equity Index if such losses breach the Barrier, through the Initial Breach Losses or Full Breach Losses, as applicable. To the extent the U.S. Equity Index decreases in value by 10% or less at the end of the Outcome Period, investors are not expected to experience the losses of the U.S. Equity Index. There is no guarantee that the Fund will be successful in its strategy to implement the Barrier and if the operationality of the Barrier fails, investors could experience losses of the U.S. Equity Index irrespective of the sought-after Barrier. Further, while the Fund subjects shareholders to Initial Breach Losses on an accelerated basis from 0% to 11% if the U.S. Equity Index experiences losses of between 10% to 11% and Full Breach Losses thereafter, such returns are not guaranteed, and if the FLEX Options fail to perform as expected, an investor could experience additional losses. A shareholder may lose its entire investment, prior to consideration of any Defined Distributions paid by the Fund. The effect of the Barrier is measured only at the end of the Outcome Period, regardless of whether the U.S. Equity Index has experienced losses that exceed the Barrier at any point

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during the Outcome Period. Although the effect of the Barrier is only measured at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier. In the event an investor purchases Shares after the commencement of the Outcome Period or sells Shares prior to the expiration of the Outcome Period, the Barrier that the Fund seeks to provide may be less or not available at all. In addition, the operationality of the Barrier is such that the Fund may experience dramatic changes in value of its NAV at the end of the Outcome Period, even if the changes in the U.S. Equity Index are minimal. If the U.S. Equity Index’s value is at or near the Barrier at the end of the Outcome Period, small changes in the value of the U.S. Equity Index could result in dramatic changes in the value of the FLEX Options and therefore the Fund’s NAV. Investors should understand these risks before investing in the Fund.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to Initial Breach Losses or Full Breach Losses, as applicable, if losses of the U.S. Equity Index exceeds the Barrier. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the U.S. Equity Index (relative to the initial value of the U.S. Equity Index at the commencement of the Outcome Period) despite being subject to all of the downside losses of the U.S. Equity Index after such losses exceed the Barrier. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as Fund will not experience any positive price returns of the U.S. Equity Index, if any, and the Fund would underperform the U.S. Equity Index to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

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Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the U.S. Equity Index and may underperform the U.S. Equity Index and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Barrier and Defined Distributions.

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FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the U.S. Equity Index’s price return has dropped below the Barrier. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the U.S. Equity Index. Depending on the value of the U.S. Equity Index at this time and its proximity to the Barrier, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the U.S. Equity Index. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the U.S. Equity Index’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the U.S. Equity Index’s price return, changes in interest rates, changes in the actual and implied volatility of the U.S. Equity Index, the Barrier and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 under the 1940 Act (“Rule 18f-4”) in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding

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its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

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U.S. Equity Index Risk.    Because the Fund is subject to the downside price returns of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier, the Fund is subject to the associated risks of the U.S. Equity Index. As such, the Fund may be subject to the following risks as a result of its exposure to the U.S. Equity Index through its usage of FLEX Options:

Equity Securities Risk.    The U.S. Equity Index tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the U.S. Equity Index. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the U.S. Equity Index invests in.

Information Technology Companies Risk.    The U.S. Equity Index is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The U.S. Equity Index tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the U.S. Equity Index has decreased below the Barrier. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the U.S. Equity Index. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the U.S. Equity Index. Further, small changes in the value of the U.S. Equity Index at the end of the

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Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the U.S. Equity Index, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the U.S. Equity Index on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes or interpretations affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain

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non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

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Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to sell) on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness

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of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Barrier, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a “regulated Investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

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The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. In addition, depending on the time during an Outcome Period at which a shareholder purchases Shares and the performance of the Fund’s assets, all or a portion of a Defined Distribution may be characterized as ordinary income, return of capital or capital gain when received by the shareholder. Such characterization will impact the tax consequences to the shareholder of the Defined Distribution and shareholders should understand the tax consequences of each characterization before investing in the Fund. In addition, the Fund’s NAV at the end of an Outcome Period will be decreased by the amount of any distribution that is characterized as capital gain.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of two broad-based market indices: the S&P 500 Total Return Index and the S&P 500 Price Index.

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Both indices have the same constituents in the same weights. However, the S&P 500 Total Return Index assumes that any dividends paid out by index constituents have been reinvested in the index and the S&P 500 Price Return Index, which measures only the price movements of index constituents, does not. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Calendar Year Total Returns as of 12/31
20%
10%
0%
-10%
-20%
8.17%
2024

The Fund’s highest quarterly return was 2.75% (quarter ended September 30, 2024) and the Fund’s lowest quarterly return was 1.31% (quarter ended June 30, 2024).
Average Annual Total Return as of December 31, 2024
Innovator Premium Income 10 Barrier ETF™ – July	1 Year	Since Inception (6/30/2023)
Return Before Taxes	8.17%	9.06%
Return After Taxes on Distributions	5.02%	5.97%
Return After Taxes on Distributions and Sale of Fund Shares	5.03%	5.68%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	22.12%
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)	23.31%	20.37%

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

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Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Management

Investment Adviser

Innovator Capital Management, LLC (“Innovator” or the “Adviser”)

Investment Sub-Adviser

Milliman Financial Risk Management LLC

Portfolio Managers

The following persons serve as the portfolio managers of the Fund.

•   Robert T. Cummings — Principal, Senior Director, Head of Portfolio Management at Milliman

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Mr. Cummings has served in this capacity since the Fund’s inception in June 2023. Mr. Rosenfeld has served in this capacity since July 2024.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at NAV only with authorized participants that have entered into agreements with the Fund’s distributor and only in Creation Units or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests. The Fund may issue and redeem Shares in exchange for cash at a later date but has no current intention of doing so. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.innovatoretfs.com.

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Tax Information

The Fund’s distributions will generally be taxable as ordinary income, return of capital or capital gain. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), Innovator and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investor Suitability Considerations

You should only consider this investment if:	You should not consider this investment if:

•   you fully understand the risks inherent in an investment in Shares;

•   you desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you understand, and are willing to bear, that the Fund is subject to losses of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period;

•   you are willing to hold Shares for the duration of the Outcome Period in order to achieve the Outcomes that the Fund seeks to provide;

•   you fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Barrier;

•   you understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are willing to forgo any gains experienced by the U.S. Equity Index;

•   you understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the U.S. Equity Index’s proximity to the Barrier;

•   you understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you are willing to accept the risk of losing your entire investment; and

•   you have visited the Fund’s website and understand the investment outcomes available to you based upon the time of your purchase.

•   you do not fully understand the risks inherent in an investment in Shares;

•   you do not desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you do not understand and/or are unwilling to bear that the Fund is subject to the losses of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period;

•   you are not willing to hold Shares for the duration of the Outcome Period;

•   you do not fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Barrier;

•   you do not understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are unwilling to forgo any gains experienced by the U.S. Equity Index;

•   you do not understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the U.S. Equity Index’s proximity to the Barrier;

•   you do not understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you desire a level of protection and are unwilling to accept the risk of losing your entire investment; and

•   you have not visited the Fund’s website and do not understand the investment outcomes available to you based upon the timing of your purchase.

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Additional Information About the Fund’s Principal Investment Strategies

The Fund’s principal investment strategy seeks to produce the Outcomes based upon the Defined Distribution Rate and performance of the U.S. Equity Index. If the U.S. Equity Index increases in value over the course of the Outcome Period, or the U.S. Equity Index experiences losses that are less than the Fund’s sought-after protective Barrier over the course of the Outcome Period, the Fund is designed to provide Fund shareholders that hold Shares for the entire Outcome Period with returns that equal the Defined Distribution Rate. If the U.S. Equity Index experiences losses that exceed the Barrier over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Shares for the entire Outcome Period with the Defined Distribution Rate less the Initial Breach Losses or Full Breach Losses, as applicable. There is no guarantee that the Fund will be successful in its attempt to provide a Barrier. The Defined Distribution Rate is provided prior to taking into account annual Fund management fees equal to 0.79% of the Fund’s daily net assets, transaction fees and any extraordinary expenses incurred by the Fund. A portion of the Defined Distributions may be taxable as ordinary income, capital gains, or return of capital. The Fund will not benefit from any increases in the U.S. Equity Index over an Outcome Period but is subject to the possibility of experiencing the significant losses of the U.S. Equity Index if its price return falls below the Barrier. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of the U.S. Equity Index. The Fund intends to primarily use FLEX Options to implement its investment strategies, however, the Fund may use “over-the-counter” (“OTC”) option contracts if the Adviser deems such use to be advisable.

The reference asset for the option contracts utilized by the Fund will provide exposure to the U.S. Equity Index. The U.S. Equity Index tracks the price return of the S&P 500® Index, which is a large-cap, market-weighted, U.S. equities index that tracks the 500 leading companies in leading industries and is widely regarded as the best single gauge of large-cap U.S. equities. The U.S. Equity Index covers approximately 80% of available market capitalization. The U.S. Equity Index is rebalanced quarterly in March, June, September, and December. Milliman will determine whether the Fund’s option contracts will reference the U.S. Equity Index or the SPDR® S&P 500® ETF Trust at the commencement of each Outcome Period. Milliman expects that such determination will be based on the liquidity and pricing of such option contracts. The U.S. Equity Index is a price return index, meaning it tracks the prices of the constituents of the index, excluding dividends. The SPDR® S&P 500® ETF Trust is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests entirely in the S&P 500® Index. The Fund also invests in U.S. Treasuries, which will mature on approximately the last day of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), including the end of each Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The “Defined Distribution Rate” is an annualized payment rate established at the commencement of the Outcome Period that is the percentage of

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Defined Distributions per Share over an Outcome Period. The Defined Distribution Rate is based upon the Fund’s net asset value (“NAV”) at the commencement of each Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 8.41%, prior to taking into account any fees or expenses charged to shareholders.

Shareholders will also be subject to losses that exceed the Barrier, which is set at U.S. Equity Index losses that exceed 10% through Initial Breach Losses and Full Breach Losses. The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

* The Initial Breach Losses subject the Fund to U.S. Equity Index losses on an initial accelerated basis from 0% to 11% which will correspond to the U.S. Equity Index losses from 10% to 11%. The Full Breach Losses expose the Fund to one-to-one losses to the extent U.S. Equity Index Losses exceed 11%.

As described further in this prospectus, there are risks associated with an investment in the Fund and there is no guarantee the Fund achieve the Outcomes it seeks to provide. The Fund’s unique characteristics (i.e., the imperative of holding Shares for the entire Outcome Period, the Barrier and Defined Distribution Rate) distinguish it from other investment products and may make it an unsuitable some investors. Please also refer to the “Investor Suitability Considerations” table in this prospectus.

The Fund’s investment objective is considered non-fundamental and may be changed by the Board without shareholder approval. Additionally, the Fund may liquidate and terminate at any time without shareholder approval.

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Investment profile for Intra-Outcome Period Investors

The Fund is designed for shareholders who hold Shares for the entirety of the Outcome Period. If an investor purchases Shares after the Outcome Period has commenced or sells Shares prior to the Outcome Period’s conclusion, such investor will not receive the Outcomes sought to be delivered by the Fund, and will experience very different investment outcomes then the Fund seeks to provide. Further, investors who purchase Shares after the commencement of the Outcome Period will have a different effective Defined Distribution Rate as a result of any changes in the Fund’s NAV since the commencement of the Outcome Period and Defined Distributions for an Outcome Period already paid. Following the commencement of an Outcome Period, the Fund seeks to provide shareholders who hold shares for the entirety of the Outcome Period with Defined Distributions paid by the Fund over the duration of the Outcome Period on remaining Defined Distribution Dates. An investor is expected to have the following investment profile for the remainder of an Outcome Period if such investor purchases shares after the commencement of the Outcome Period:

If the U.S. Equity Index is <u>**At or Above**</u> the Barrier at end of Outcome Period	=	Price change from the Fund's price at the time of purchase to Fund NAV at the end of the Outcome Period[1,2]
If the U.S. Equity Index is <u>**Below**</u> the Barrier at end of Outcome Period	=	Price change from the Fund's price at the time of purchase to match the entirety (*i.e.*, one-to-one) of **U.S. Equity Index price return losses (*i.e.*, negative returns)** at the end of the Outcome Period[2]

1. The Fund's NAV is expected to return to approximately the level it began the Outcome Period at if the U.S. Equity Index price level finishes at or above the Barrier level.
2. In each case, shareholders will receive all remaining Defined Distributions on the remaining Defined Distribution Dates.

Fund Investments

Principal Investments

FLEX Options

FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC option contracts positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

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The FLEX Options in which the Fund will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund will purchase and sell put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. The Fund will utilize cash-settled FLEX Options, meaning that in the event the FLEX Options are exercised, it will be required to deliver the cash value representing the difference between the strike price and the then-current price of the reference asset.

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the FLEX Options held by the Fund are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by Innovator as the “Valuation Designee” pursuant to Rule 2a-5 of the 1940 Act (“Rule 2a-5”) and approved by, and subject to the oversight of, the Board. The Fund will enter into FLEX Options contracts in accordance with Rule 18f-4 under the 1940 Act, which requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.

U.S. Treasury Securities

U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury that are backed by the full faith and credit of the United States Government.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s statement of additional information (“SAI”), which is available at www.innovatoretfs.com.

Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Principal Risks

Defined Outcome Strategy Risk.    The Fund employs an income-oriented “defined outcome strategy”, and is therefore subject to certain unique risks, which are detailed below.

Barrier Risk.    The Fund establishes the Barrier based on the performance of the U.S. Equity Index over the duration of the Outcome Period, calculated from the commencement of the Outcome Period to its conclusion. The Fund begins to experience the entirety of the losses of

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the U.S. Equity Index if such losses breach the Barrier, through the Initial Breach Losses or Full Breach Losses, as applicable. To the extent the U.S. Equity Index decreases in value by 10% or less at the end of the Outcome Period, investors are not expected to experience the losses of the U.S. Equity Index. There is no guarantee that the Fund will be successful in its strategy to implement the Barrier and if the operationality of the Barrier fails, investors could experience losses of the U.S. Equity Index irrespective of the sought-after Barrier. Further, while the Fund subjects shareholders to Initial Breach Losses on an accelerated basis from 0% to 11% if the U.S. Equity Index experiences losses of between 10% to 11% and Full Breach Losses thereafter, such returns are not guaranteed, and if the FLEX Options fail to perform as expected, an investor could experience additional losses. A shareholder may lose its entire investment, prior to consideration of any Defined Distributions paid by the Fund. The effect of the Barrier is measured only at the end of the Outcome Period, regardless of whether the U.S. Equity Index has experienced losses that exceed the Barrier at any point during the Outcome Period. Although the effect of the Barrier is only measured at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier. In the event an investor purchases Shares after the commencement of the Outcome Period or sells Shares prior to the expiration of the Outcome Period, the Barrier that the Fund seeks to provide may be less or not available at all. In addition, the operationality of the Barrier is such that the Fund may experience dramatic changes in value of its NAV at the end of the Outcome Period, even if the changes in the U.S. Equity Index are minimal. If the U.S. Equity Index’s value is at or near the Barrier at the end of the Outcome Period, small changes in the value of the U.S. Equity Index could result in dramatic changes in the value of the FLEX Options and therefore the Fund’s NAV. Investors should understand these risks before investing in the Fund.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to Initial Breach Losses or Full Breach Losses, as applicable, if losses of the U.S. Equity Index exceeds the Barrier. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the U.S. Equity Index (relative to the initial value of the U.S. Equity Index at the commencement of the Outcome Period) despite being subject to all of the downside losses of the U.S. Equity Index after such losses exceed the Barrier. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as the Fund will not experience any positive price returns of the U.S. Equity Index, if any, and the Fund would underperform the U.S. Equity Index to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is

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dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the U.S. Equity Index and may underperform the U.S. Equity Index and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater

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than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Barrier and Defined Distributions.

FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the U.S. Equity Index’s price return has dropped below the Barrier. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the U.S. Equity Index. Depending on the value of the U.S. Equity Index at this time and its proximity to the Barrier, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the U.S. Equity Index. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the U.S. Equity Index’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the U.S. Equity Index’s price return, changes in interest rates, changes in the actual and implied volatility of the U.S. Equity Index, the Barrier and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic

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events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. Option contracts may also involve the use of leverage, which could result in greater price volatility than other markets. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its

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consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

U.S. Equity Index Risk.    Because the Fund is subject to the downside price returns of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier, the Fund is subject to the associated risks of the U.S. Equity Index. As such, the Fund may be subject to the following risks as a result of its exposure to the U.S. Equity Index through its usage of FLEX Options:

Equity Securities Risk.    The U.S. Equity Index tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the U.S. Equity Index. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the U.S. Equity Index invests in.

Information Technology Companies Risk.    The U.S. Equity Index is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The U.S. Equity Index tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

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Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the U.S. Equity Index has decreased below the Barrier. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the U.S. Equity Index. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the U.S. Equity Index. Further, small changes in the value of the U.S. Equity Index at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the U.S. Equity Index, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the U.S. Equity Index on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient

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number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Values of securities may change due to factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of securities. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s investments and could result in disruptions in the trading markets. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors or other economic, political, or regulatory developments, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could result in disruptions to trading markets and could also adversely affect the prices and liquidity of a Fund’s holdings. Any of such circumstances could result in increased market volatility and/or have a materially negative impact on the value of Shares or the liquidity of an investment. During any such events, Shares may trade at greater premiums or discounts to their NAV and the bid/ask spread on Shares may widen. The future potential economic impact of any such future events is impossible to predict and could result in adverse market conditions that impact the performance of the Fund.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

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Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). Authorized participants are not obligated to make a market in Shares or submit orders for the issuance or redemption of Creation Units. To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

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Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Barrier, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The Fund’s NAV represents the value of the Fund’s investments and is calculated by taking the sum of the Fund’s assets less the Fund’s liabilities, if any. The NAV per Share is the value of a Share’s portion of all of the Fund’s net assets. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV. Additionally, decisions by market makers and/or authorized participants or reduced effectiveness of the arbitrage process in maintaining the relationship of the Fund’s NAV to the market price of its Shares could result in the Shares trading at a premium, or discount to NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or

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redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a RIC, however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. In addition, depending on the time during an Outcome Period at which a shareholder purchases Shares and the performance of the Fund’s assets, all or a portion of a Defined Distribution may be characterized as ordinary income, return of capital or capital gain when received by the shareholder. Such characterization will impact the tax consequences to the shareholder of the Defined Distribution and shareholders should understand the tax consequences of each characterization before investing in the Fund. In addition, the Fund’s NAV at the end of an Outcome Period will be decreased by the amount of any distribution that is characterized as capital gain.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value

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of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. The Fund’s Valuation Procedures adopted Innovator as Valuation Designee (as reviewed, approved, and subject to the oversight of the Board) complies with Rule 2a-5 under the 1940 Act. Pursuant to Rule 2a-5, the Board oversees the implementation of the Valuation Procedures. While the Fund’s program is designed to contemplate the specific risks of the Fund, there is no guarantee the program will adequately do so each time, and value may not be properly selected for the Fund.

Management of the Fund

The Fund is a series of Innovator ETFs® Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Innovator Capital Management, LLC, 200 W. Front Street, Wheaton, Illinois 60187, serves as the Fund’s investment adviser. In its capacity as Adviser, Innovator has overall responsibility for selecting and monitoring the Fund’s investments and managing the Fund’s business affairs. Innovator serves as investment adviser to 150 exchange-traded funds, each of which is organized as a separate series of the Trust, a registered management investment company.

Investment Sub-Adviser

Milliman Financial Risk Management LLC, 71 South Wacker Drive, 31st Floor, Chicago, Illinois 60606, serves as the Fund’s investment sub-adviser. Milliman has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Managers

Robert T. Cummings and Jordan B. Rosenfeld serve as the Fund’s portfolio managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.

•   Robert T. Cummings — Principal, Senior Director and Head of Portfolio Management at Milliman.    Mr. Cummings has served in this role since 2007. Mr. Cummings has more than 13 years of experience as a trader with a primary focus on options. Prior to joining Milliman, he was involved in various proprietary trading strategies and was a portfolio manager of associated derivatives funds. These strategies included volatility arbitrage, global macro, and high-frequency trading. Entities at which Mr. Cummings has previously worked include Citadel Investment Group, TradeNet (as a primary market maker on the Chicago Board Options Exchange), KCM Group and Spyglass Capital Management.

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman.    Mr. Rosenfeld joined Milliman in 2018 as a trader and in 2021 was promoted to ETF Portfolio Manager. Mr. Rosenfeld is responsible for implementing derivatives strategies in exchange-traded

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funds, mutual funds, and unit investment trusts. He has more than nine years of experience in capital markets with a focus on derivatives portfolio management and multi-asset strategy. Prior to joining the firm, Mr. Rosenfeld was a global macro portfolio manager at Gelber Group.

For additional information concerning Innovator and Milliman, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares may also be found in the SAI.

Management Fee

Pursuant to an investment advisory agreement between Innovator and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Innovator in an amount equal to 0.79% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Innovator for the services it provides to the Fund. Out of the unitary management fee, Innovator pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Innovator is not responsible for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Pursuant to an investment sub-advisory agreement between Innovator, Milliman and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Innovator has agreed to pay an annual sub-advisory fee to Milliman in an amount based on the Fund’s average daily net assets. Innovator is responsible for paying the entirety of Milliman’s sub-advisory fee. The Fund does not directly pay Milliman.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR for the fiscal period ended October 31, 2024.

Manager of Managers Structure.    The Fund and Innovator have received an exemptive order from the SEC to operate under a manager of managers structure that permits Innovator, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, Innovator has ultimate responsibility, subject to oversight by the Board, for overseeing the Fund’s sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Fund or Innovator.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to any sub-adviser or the sub-advisory agreement. The Manager of Managers

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Structure does not permit an increase in the advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to any sub-adviser or a sub-advisory agreement within 90 days of the change.

Additional Information Relating to the Declaration of Trust

The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) provides that by virtue of becoming a shareholder of the Trust, each shareholder is bound by the provisions of the Declaration of Trust. Subject to the provisions of the Declaration of Trust, the Board may, subject to the requisite vote, engage in and prosecute, defend, compromise, abandon, or adjust, by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims, and demands relating to the Trust. The Board may, in the exercise of their or its good faith business judgment, dismiss any action, suit, proceeding, dispute, claim or demand, derivative or otherwise, brought by a shareholder in its own name or in the name of the Trust. The Declaration of Trust further provides a detailed process for the bringing of derivative actions by shareholders. Prior to bringing a derivative action, a written demand by the complaining shareholder must first be made on the Board to bring the subject action unless an effort to cause the Board to bring such action is excused. A demand on the Board shall only be excused if a majority of the Board a material personal financial interest in the subject action.

There may be questions regarding the enforceability of these provisions based on certain interpretations of the Securities Act of 1933 Act, as amended, the Securities Exchange Act of 1934, as amended and the 1940 Act. However, the Declaration of Trust provides if any provision shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to that provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of the Declaration of Trust. The provisions of the Declaration of Trust are not intended to restrict any shareholder rights under the federal securities laws and do not mandate the adjudication of federal securities laws claims through arbitration

How to Buy and Sell Shares

The Fund will issue or redeem its Shares at NAV per Share only in Creation Units. Most Fund shareholders will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. Share prices are reported in dollars and cents per Share. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, a Fund Shareholder may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized participants may acquire Shares directly from the Fund, and authorized participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units, and in accordance with the procedures described in the SAI.

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Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange is based on market price and may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions (“market timing”), and has adopted no policies and procedures with respect to market timing activities. In making this determination, the Board considered the risks associated with market timing activities by the Fund’s shareholders, including, dilution, disruption of portfolio management, increases in the Fund’s trading costs and the potential for the realization of capital gains.

Shares may be purchased and redeemed directly from the Fund only when aggregated into one or more Creation Units by authorized participants that have entered into agreements with the Fund’s distributor. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares detailed above. To the extent the Fund may effect the issuance or redemption of Creation Units in exchange wholly or partially for cash, such trades could result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objectives, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by authorized participants increases. However, direct trading by authorized participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Fund reserves the right to not accept orders from authorized participants that Innovator has determined may be disruptive

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to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use as the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

The Fund intends to continue to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information only. You should consult your own tax advisor about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•   the Fund makes distributions,

•   you sell your Shares listed on the Exchange, and

•   you purchase or redeem Creation Units.

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To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. The Fund intends to treat any income that it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

Taxes on Distributions

The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Shares, which could result in you having to pay higher taxes in the future when Shares are sold, even if you sell the Shares at a loss from your original investment. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding them for six months or less,

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the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

An election may be available to shareholders to defer recognition of the gain attributable to a capital gain dividend if they make certain qualifying investments within a limited time. Shareholders should talk to their tax advisor about the availability of this deferral election and its requirements. The Fund’s positions in FLEX Options may reduce the amount of long-term capital gains, and thus, reduce the amount of distributions eligible to be capital gain dividends.

Taxes on Exchange Listed Shares

If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

Taxes and Purchases and Redemptions of Creation Units

If you exchange securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and any cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of the FLEX Options

The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market but will be subject to the straddle rules.

However, the Fund’s investments in offsetting positions with respect to the U.S. Equity Index may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may

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be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax (“backup withholding”) from dividends and capital gains distributions paid to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify to the Fund that he or she is not subject to backup withholding. The current backup withholding rate is 24%. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will generally be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below.

However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. Amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under

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the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Distributions to, and gross proceeds from dispositions of Shares by, (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners may be subject to a U.S. withholding tax of 30%. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Distributions and Taxes” in the SAI for more information.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

Net Asset Value

US Bancorp Fund Services LLC (“USBFS”), the Fund’s administrator and fund accounting agent, calculates the Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. E.S.T.) every day the New York Stock Exchange is open. The NAV for one Share is the value of that Share’s portion of the net assets of the Fund, which is calculated by taking the market price of the Fund’s total assets, including any interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent is the NAV per Share.

Section 2(a)(41) of the 1940 Act provides that when a market quotation is readily available for a fund’s portfolio investments, such investment must be valued at the market value. Rule 2a-5 under the 1940 Act defines a readily available market quotation as “a quoted price (unadjusted) in active markets for identical investments that the fund can access at a measurement date, provided that a quotation will not be readily available if it is not reliable.” If a market quotation is not “readily available” the portfolio investment must be fair valued as determined in good faith by a fund’s board of trustees. Rule 2a-5 allows a fund’s board of trustees to designate the fund’s investment adviser as the “valuation designee” to perform fair value determinations subject to certain conditions. In accordance with Rule 2a-5, the Board has appointed Innovator as the “Valuation Designee” for the Fund’s portfolio investments. Investments will be fair valued as determined in good faith in accordance with the policies and procedures established by Innovator as the Valuation Designee pursuant to Rule 2a-5 and approved by, and subject to the oversight of, the Board of Trustees. As

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a general principle, “fair value” represents a good faith approximation of the value of a portfolio investment and is the amount the Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. The use of fair value prices may result in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. While the Valuation Procedures (defined below) are intended to result in the Fund’s NAV calculation that fairly reflects the values as of the time of pricing, the fair value determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.

FLEX Options listed on an exchange (e.g., Cboe) will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Fund’s option has a same-day market trading price, this same-day market trading price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Sub-Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s NAV. If either pricing vendor is not available to provide a model price for that day, the value of a FLEX option will be determined by Innovator as Valuation Designee in accordance with the Valuation Procedures. In instances where in the same trading day, a particular FLEX Option is represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or a redemption unit), for valuation purposes that trading day the Fund will default to use the trade price for both instances, rather than the model price otherwise available for the in-kind transaction.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price.

Exchange-traded options (other than FLEX Options) and futures contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be valued at fair value. Any fair value determination will be made in accordance with the policies and procedures established by Innovator as Valuation Designee in accordance with Rule 2a-5.

USBFS may obtain all market quotations used in valuing securities from a third-party pricing service vendor (a “Pricing Service”). If no quotation can be obtained from a Pricing Service, then USBFS will contact Innovator. Innovator is responsible for establishing the valuation of portfolio

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securities and other instruments held by the Fund in accordance with the pricing and valuation procedures adopted by the Board (the “Valuation Procedures”). Innovator will then attempt to obtain one or more broker quotes for the security daily and will value the security accordingly.

If no quotation is available from either a Pricing Service, or one or more brokers, or if Innovator has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by Innovator in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following: (a) the type of security; (b) the size of the holding; (c) the initial cost of the security; (d) transactions in comparable securities; (e) price quotes from dealers and/or pricing services; (f) relationships among various securities; (g) information obtained by contacting the issuer, analysts, or the appropriate stock exchange; (h) an analysis of the issuer’s financial statements; and (i) the existence of merger proposals or tender offers that might affect the value of the security.

With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell Shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its Shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

For more information about how the Fund’s NAV is determined, please see the section in the SAI entitled “Determining Offering Price and Net Asset Value.”

Fund Service Providers

US Bancorp Fund Services LLC is the administrator and transfer agent for the Trust. U.S. Bank, N.A. serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

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Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information showing the number of days the market price of Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.innovatoretfs.com.

Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Rule 12d1-4 under the 1940 Act provides the requirements under which an investment company may invest in securities of another investment company beyond the limits prescribed in Section 12(d)(1) of the 1940 Act. Any investment by another investment company in the Fund, or by the Fund in another investment company, must comply with Rule 12d1-4 in order to exceed the limits contained in Section 12(d)(1).

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. The total returns in the table represent how much an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single Fund Share. The information below has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR, which is available upon request.

Innovator ETFs® Trust

Financial Highlights

Innovator Premium Income 10 Barrier ETF™ — July

		Investment Operations:			Less Distributions From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total From Investment Operations	Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
10/31/2024	$24.25	$1.10	$1.62	$2.72	$(1.68)	$(0.35)	$—	$(2.03)
10/31/2023(e)	$24.73	$0.40	$(0.38)	$0.02	$(0.32)	$—	$(0.20)	$(0.52)
					Supplemental Data and Ratios
For the Year Ended	ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return		Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)
10/31/2024	$0.03	$24.97	11.60%		$4,994	0.79%	4.38%	—%
10/31/2023(e)	$0.02	$24.25	0.17	%(f)	$4,851	0.79%	4.94%	—	%(f)

(a)      Net investment income per share has been calculated based on average shares outstanding during the year.

(b)      Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)      Portfolio turnover rate excludes in-kind transactions.

(d)      Annualized for periods less than one year.

(e)      Inception date of the Fund was June 30, 2023.

(f)      Not annualized for periods less than one year.

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Innovator Premium Income 10 Barrier ETF™ — July

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund’s most recent SAI, annual or semi-annual reports and certain other information such as Fund financial statements are available free of charge by calling the Fund at (800) 208-5212, on the Fund’s website at www.innovatoretfs.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Innovator Capital Management, LLC 200 W. Front Street Wheaton, Illinois 60187 (800) 208-5212 www.innovatoretfs.com	SEC File #: 333-146827 811-22135

Prospectus

Innovator Premium Income 20 Barrier ETF™ — July

(Cboe BZX — JULH)

February 28, 2025

Innovator Premium Income 20 Barrier ETF™ — July (the “Fund”) is a series of
Innovator ETFs® Trust (the “Trust”) and is an actively managed ETF.

• The Fund invests in FLexible EXchange Options (“FLEX Options”) that reference the S&P 500® Price Return Index (the “U.S. Equity Index”) and U.S. Treasury bills (“U.S. Treasuries”) to employ an income-oriented “defined outcome strategy.” Defined outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The outcomes sought by the Fund, which include the defined distributions and barrier discussed below (the “Outcomes”), are contingent on the performance of the U.S. Equity Index’s price return and the yield of the U.S. Treasuries over an approximately one-year period from July 1 through June 30 of the following year (the “Outcome Period”). The current Outcome Period is from July 1, 2024 through June 30, 2025. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another Outcome Period will begin. The Fund and the sought-after Outcomes are designed for shareholders who invest from the commencement of the Outcome Period through the end of the Outcome Period. If an investor purchases shares of the Fund (“Shares”) after the Outcome Period has begun or sells Shares prior to the expiration of the Outcome Period, the investment outcomes experienced by such investor will differ from the Fund’s sought-after Outcomes. There is no guarantee that the Outcomes for an Outcome Period will be realized.

•   As further described in this Prospectus, the Fund’s principal investment strategy seeks to provide the following investment profile over each Outcome Period:

•   Defined Distributions:    The Fund seeks to provide shareholders distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 7.24% prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each March, June, September and December will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). The Defined Distribution Rate is applicable only to those investors who hold Shares for an entire Outcome Period and is not guaranteed. See “Principal Investment Strategies – Fund Portfolio”.

•   Barrier:    The Fund seeks to provide an investment “barrier” — an investment strategy whereby a payoff depends upon whether an underlying asset or index has breached a predetermined performance level. For each Outcome Period, the Fund will establish a barrier against losses for shareholders that is based upon the performance of the U.S. Equity Index over the duration of each Outcome Period, whereby shareholders are not expected to experience losses over the course of an Outcome Period if the market value of the U.S. Equity Index decreases by 20% or less, calculated from the commencement of the Outcome Period to the final day of the Outcome Period (the “Barrier”). Shareholders will be subject to the entirety (i.e., one-to-one exposure) of the downside of the U.S. Equity Index’s performance calculated from the commencement of the Outcome Period to the final day of the Outcome Period if, at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier. At the conclusion of each Outcome Period, the Fund will establish a new Barrier (i.e., beginning at 20% of U.S. Equity Index losses) for the next Outcome Period. The Barrier level beginning at 20% of losses of the U.S. Equity Index will remain constant from one Outcome Period to the next. Please note, the operation of the Barrier is not guaranteed. Unlike other funds that utilize defined outcome investment strategies, the Fund does not provide a buffer against all U.S. Equity

Index losses or a floor that provides a maximum amount of U.S. Equity Index losses. As a result, an investor can lose its entire investment prior to consideration of any Defined Distribution payments. As further described in this prospectus, shareholders will be subject to “Initial Breach Losses” and “Full Breach Losses” with respect to the Barrier. See “Principal Investment Strategies – The Barrier” for additional information.

•   Outcomes:    The Fund is designed to provide investors with Outcomes for each Outcome Period that is equal to the Defined Distribution Rate, less the losses experienced by the U.S. Equity Index if such losses exceed the Barrier at the end of the Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced a positive price return, or price return losses that are less than the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the U.S. Equity Index has experienced losses at the end of the Outcome Period that exceed the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value reflecting the losses experienced by the U.S. Equity Index losses, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the U.S. Equity Index over each Outcome Period.

Investors that purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. See “Principal Investment Strategies – General Strategy Description and – Intra-Outcome Period”.

•   The Outcomes are provided prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets are considered, the Defined Distribution Rate is 6.45%. In addition, any loses that an investor experiences in relation to the Barrier will be reduced by the Fund’s annual management of 0.79%. The Outcomes will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

•   The Fund’s FLEX Options positions will not provide upside exposure to the price return of the U.S. Equity Index and therefore the Fund will not participate in any increases in the price return of the U.S. Equity Index over the duration of the Outcome Period. Notwithstanding the above, the Fund is subject to the possibility of experiencing the significant losses of the U.S. Equity Index if its price return falls below the Barrier. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of U.S. Equity Index.

•   The Outcomes may only be realized by investors who hold Shares at the outset of the Outcome Period and continue to hold such Shares until the conclusion of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes on the last day of each Outcome Period. It should not be expected that the Outcomes, including the net effect of the Fund’s annual management fee on the Outcomes, will be provided at any point prior to the last day of the Outcome Period. Investors considering purchasing Shares after the Outcome Period has begun or selling Shares prior to the end of the Outcome Period should visit the website referenced below to fully understand the potential Outcomes.

•   The Fund’s website, www.innovatoretfs.com/julh, provides important Fund information (including, among other items, Outcome Period start and end dates, information relating to the Defined Distributions, the Defined Distribution Rate and the potential Outcomes related to the Barrier), as well information relating to the potential outcomes of an investment in the Fund on a daily basis. If you are contemplating purchasing Shares, please visit the Fund’s website.

Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund. The Fund has characteristics unlike many other traditional investment products and may not be suitable for all investors.

The Fund lists and principally trades its Shares on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices may differ to some degree from the net asset value of Shares. Unlike mutual funds, the Fund issues and redeems Shares at NAV only in large blocks of Shares called “Creation Units.” The Fund is a series of the Trust and is an actively managed exchange-traded fund organized as a separate series of a registered management investment company.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Innovator Premium Income 20 Barrier ETF™ – July

Investment Objective

The Fund seeks to provide investors, over the period from July 1, 2024 to June 30, 2025, with an investment that provides a high level of income through a Defined Distribution Rate of 7.24% (prior to taking into account management fees and other fees) and that is not subject to any losses experienced by the U.S. Equity Index that are at or below a 20% Barrier and is subject to initial losses experienced by the U.S. Equity Index beginning at the 20% Barrier and to the full extent of U.S. Equity Index losses on a one-to-one basis beginning at 21%.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.79%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.
	1 Year	3 Years	5 Years	10 Years
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:	$81	$252	$439	$978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

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Principal Investment Strategies

General Strategy Description.    The Fund is an actively managed exchange-traded fund (“ETF”) that invests in U.S. Treasury bills (the “U.S. Treasuries”) and FLexible EXchange® Options (“FLEX Options”) that use as a reference asset a broad-based U.S. equity index, specifically the S&P 500® Price Return Index (the “U.S. Equity Index”). Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand the characteristics of the Fund before making an investment in the Fund. As described further below, the Fund differs from other funds that utilize a defined outcome investment strategy. The Fund does not provide a buffer against all U.S. Equity Index losses or a floor that provides a maximum amount of U.S. Equity Index losses. As a result, an investor can lose its entire investment prior to consideration of any Defined Distribution payments. As further described below, the Fund’s principal investment strategy seeks to provide the following investment profile over an approximately one-year period from July 1 to June 30 of the following year (the “Outcome Period”):

•   Defined Distributions:    The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 7.24%, prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is based on market conditions at the onset of the Outcome Period and is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each March, June, September and December will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Defined Distribution Rate” for additional information.

•   Barrier:    The Fund seeks to provide an investment “barrier” — an investment strategy whereby a payoff depends upon whether an underlying asset or index has breached a predetermined performance level. For each Outcome Period, the Fund will establish a barrier against losses for shareholders that is based upon the performance of the U.S. Equity Index over the duration of each Outcome Period, whereby shareholders are not expected to experience losses over the course of an Outcome Period if the market value of the U.S. Equity Index decreases by 20% or less, calculated from the commencement of the Outcome

2

Period to the final day of the Outcome Period (the “Barrier”). If at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier, the Fund will experience one of two loss profiles:

•   If at the conclusion of the Outcome Period the market value of the U.S. Equity Index has decreased in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period in an amount that is greater than the Barrier (20%) but less than or equal to 21%, the Fund will be subject to U.S. Equity Index losses on an accelerated basis from 0% to 21%, which will correspond to the U.S. Equity Index losses from 20% to 21% (the “Initial Breach Losses”). See “Principal Investment Strategies — The Barrier — Initial Breach Losses.”

•   If at the conclusion of the Outcome Period the market value of the U.S. Equity Index decreases in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period in an amount that is greater than 21%, the Fund will be subject to the full extent of U.S. Equity Index losses on a one-to-one basis (the “Full Breach Losses”). See “Principal Investment Strategies — The Barrier — Full Breach Losses.”

At the conclusion of each Outcome Period, the Fund will establish a new Barrier (i.e., beginning at 20% of U.S. Equity Index losses) for the next Outcome Period. The Barrier level beginning at 20% of losses of the U.S. Equity Index and the level at which Full Breach Losses commence (21%) will each remain constant from one Outcome Period to the next. There is no guarantee that the Fund will be successful in its attempt to implement the Barrier. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Barrier” for additional information.

•   Outcomes:    The pre-determined outcomes sought by the Fund, which include the Defined Distributions and the Barrier (the “Outcomes”) are designed to provide investment performance for each Outcome Period that is equal to the Defined Distribution Rate, less the Initial Breach Losses or Full Breach Losses, as applicable, if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced (in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period) a positive price return, or price return losses that are less than the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the U.S. Equity Index has experienced losses at the end of the Outcome Period that exceed the Barrier (in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period), the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value equal to the Initial Breach Losses or Full Breach Losses, as applicable, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the U.S. Equity Index over the Outcome Period. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Outcome Period” for additional information. The Fund and the sought-after Outcomes are designed for shareholders who invest and hold Shares from the commencement of the Outcome Period through the end of the Outcome Period. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome

3

Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. If an investor purchases Shares after the Outcome Period has begun or sells Shares prior to the conclusion of the Outcome Period, the Outcomes experienced by the investor will differ from the Fund’s sought-after Outcomes. See “Principal Investment Strategies – Intra-Outcome Period”.

The Fund seeks a high level of income that exceeds an investment in U.S. Treasuries with premiums generated from the Fund’s FLEX Options positions. As further described below, the Fund will purchase U.S. Treasuries and enter into a series of FLEX Option contracts that provides additional income to the Fund by virtue of premiums received from sold FLEX Options. The Fund is designed to provide Defined Distributions based on a Defined Distribution Rate that is established at the commencement of each Outcome Period. The Defined Distribution Rate is based upon prevailing market conditions for both the U.S Treasuries and the FLEX Options on the first day of the Outcome Period and will be further reduced by the Fund’s annual management fees, any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the current Outcome Period, the Defined Distribution Rate is 7.24% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 6.45%. While the Defined Distribution Rate is expected to remain constant over the Outcome Period for shareholders who hold Shares continuously from the commencement of the Outcome Period until its conclusion, the Defined Distribution Rate is not guaranteed. The Defined Distribution Rate is based on the NAV per Share at the commencement of the Outcome Period and any shareholders that initially invest at a Share price that differs from this NAV will not experience the Defined Distribution Rate. Because the Defined Distribution Rate is based upon prevailing market conditions at the beginning of an Outcome Period, the Defined Distribution Rate will rise or fall from one Outcome Period to the next.

Fund shareholders also will be subject to losses experienced by the U.S. Equity Index if the U.S. Equity Index experiences losses from the commencement of the Outcome Period to its conclusion that exceed the Barrier. The Fund will seek to set the Barrier at 20% of U.S. Equity Index losses at the end of each Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced a positive price return, or price return losses that are less than the Barrier, the Fund will not experience any of the losses of the U.S. Equity Index and is designed to provide returns that equal the Defined Distribution Rate. However, if the U.S. Equity Index has decreased in value below the Barrier at the end of the Outcome Period, the Fund’s investments will generate Outcomes that equal the Defined Distribution Rate less the Initial Breach Losses or Full Breach Losses, as applicable. The Fund will not benefit from any increases in the U.S. Equity Index over the course of an Outcome Period but is subject to the possibility of significant losses experienced by the U.S. Equity Index if the value of the U.S. Equity Index drops below the Barrier at the end of the Outcome Period. A shareholder could lose its entire investment. The Fund will not receive or benefit from any dividend payments made by the constituents of the U.S. Equity Index.

4

The current Outcome Period is from July 1, 2024 through June 30, 2025. Upon the conclusion of the Outcome Period, the Fund will receive the value of its investments in the U.S. Treasuries upon the maturity of such U.S. Treasuries and deliver cash owed on its FLEX Options positions, if any. At the commencement of the new Outcome Period, the Fund will enter into new FLEX Options with an expiration date of approximately one year and invest in U.S Treasuries with maturity dates on or about each Distribution Date, the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period. The Outcomes may only be realized by shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. See “Principal Investment Strategies – Intra-Outcome Period” and “Principal Investment Strategies – The Outcome Period” for additional information.

Fund Portfolio.    The Fund’s investment sub-adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”) will pursue the Fund’s investment objective through the combination of FLEX Options positions that reference the U.S. Equity Index and in U.S. Treasuries. As further described below, the Fund will invest proceeds from investments in the Fund, together with the FLEX Options premium net proceeds, in U.S. Treasuries in seeking to provide the Defined Distribution Rate.

FLEX Options are exchange-traded option contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. See “Principal Risks – Derivatives Risk – FLEX Options Risk”. The Fund’s FLEX Options positions have expiration dates on or about the final date of the Outcome Period. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option contract the right to buy or sell a particular asset at a specified future date at an agreed upon price. An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the seller of the put option contract (i.e., the “writer”) the obligation to buy (if the option is exercised), a specified amount of an underlying security at a pre-determined price (the strike price). The FLEX Options used by the Fund are European-style option contracts, meaning that the FLEX Options may only be exercised on the expiration date. The FLEX Options are not guaranteed to perform as expected. See “Principal Risks – Barrier Risk” and “Principal Risks – Derivatives Risk – FLEX Options Risk” below for additional information. Each of the FLEX Options sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options sold on the first day of the Outcome Period. The reference asset for the Fund’s FLEX Options positions is the U.S. Equity Index. The U.S. Equity Index is a large-cap, market-weighted, U.S. equities index that tracks the price return of the 500 leading companies in leading industries, excluding dividends. Through its use of FLEX Options that provide exposure to the U.S. Equity Index, the Fund has significant exposure to companies in the information technology sector. For more information on the U.S. Equity Index, please see the section of the prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The Fund also purchases U.S. Treasuries that align with the quarterly Distribution Dates for the effective management of the Fund’s portfolio and Defined Distributions, with the majority of the Fund’s assets invested in U.S. Treasuries that expire on or about the final Distribution Date at

5

the conclusion of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

The below chart represents the Fund’s investment portfolio and related investment function of each component.

Innovator Premium Income 20 Barrier ETF – Fund Holdings

Portfolio Investment	Investment Terms	Investment Function	Investment Maturities/Expirations
U.S. Treasuries	Investments in the Fund and premiums generated from the Fund’s put FLEX Option positions are invested in U.S. Treasury bills supported by full faith and credit of U.S. Government	Treasury Income	Quarterly to align with the Defined Distributions, including the final day of the Outcome Period
Sold Put FLEX Option Contract on U.S. Equity Index

Fund sells in an
out-of-the-money put FLEX Option (i.e., the strike price is less than the current asset price) at 80% of then-current value of the U.S. Equity Index at the beginning of the outcome Period

Premium generated from selling put FLEX Option which is subsequently invested in U.S. Treasuries

Position provides one-to-one downside exposure to the U.S. Equity Index starting at 80% of the then-current value of the U.S. Equity Index

Final day of the Outcome Period
Put Spread FLEX Option Contracts on U.S. Equity Index

Fund sells and purchases a package of 20 put FLEX Option contracts at approximately 80% and approximately 79%, respectively of then-current value of the U.S. Equity Index at the beginning of the Outcome Period

		Net premiums generated from the put spread are subsequently invested in U.S. Treasuries Positions provide the Barrier, Initial Breach Losses, and Full Breach Losses	Final day of the Outcome Period

The Sub-Adviser seeks to specifically select the strike price for each FLEX Option contract held by the Fund such that if the FLEX Options were exercised on the expiration date (the final day of the Outcome Period), the Fund’s portfolio would provide a 20% Barrier with losses experienced by the Fund beginning at 20% of losses on an initial accelerated basis and experienced to the full extent of the U.S. Equity Index losses on a one-to-one basis starting at 21% of losses. The Fund’s portfolio holdings are as detailed below:

•   A sold put FLEX Option with a strike price at 80% of the value of the U.S. Equity Index at the commencement of the Outcome Period. The sold put FLEX Option provides one-to-one downside for all losses that exceed the strike price. In exchange for selling the put FLEX Option, the Fund will receive a premium that will be invested in the U.S. Treasuries and be part of the Defined Distribution Rate.

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•   A “put option spread” strategy which uses a package of 20 purchased and sold put FLEX Options that reference the U.S. Equity Index. The Fund will sell put FLEX Options with a strike price of approximately 80% of the price of the U.S. Equity Index at the commencement of each Outcome Period. The Fund will simultaneously purchase the same number of put FLEX Options with a strike price of approximately 79% of the price of the U.S. Equity Index at the commencement of each Outcome Period. The 20 purchased put options with a 1% spread results in the Barrier, Initial Breach Losses and Full Breach Losses, as applicable. Specifically, the 1% spread for each of the 20 put options subjects the Fund to U.S. Equity Index losses at the conclusion of the Outcome Period on an initial accelerated basis from 0% to 21% which will correspond to the U.S. Equity Index losses from 20% to 21% at the conclusion of the Outcome Period. The 20 sold put options expose the Fund to the extent of U.S. Equity Index Losses exceed 21% on a one-to-one basis at the conclusion of the Outcome Period. The Fund invests the net premiums generated from the purchased and sold put FLEX Options in U.S. Treasuries to be included as part of the Defined Distribution Rate.

•   The Fund uses proceeds from the sale of Shares to purchase U.S. Treasuries that mature at the end of the Outcome Period. The Fund receives premiums from its FLEX Options positions and invests the proceeds in U.S. Treasuries with maturities that align with the Distribution Dates. The U.S. Treasuries are entitled to an interest rate, which when added to the premiums received for selling FLEX Options, produce the Defined Distribution Rate. The Defined Distribution Rate is distributed to shareholders in Defined Distributions.

Intra-Outcome Period.    It is anticipated that during the Outcome Period the Fund’s NAV will not change in value at the same rate as the U.S. Equity Index, and in some instances may not be correlated to the movements in the value of the U.S. Equity Index. The Fund’s NAV is based upon the value of its portfolio. During each Outcome Period, the Fund’s NAV will be subject to increases and decreases in the market value of the U.S. Treasuries until the U.S. Treasuries held by the Fund mature. The value of the Fund’s FLEX Options positions, which expire at the conclusion of an Outcome Period, will also impact the Fund’s NAV and is dependent upon additional factors. Although the value of the U.S. Equity Index is a significant component of the value of the Fund’s FLEX Options, the time remaining until the FLEX Options expire and other factors, including current interest rates and volatility rates, will also affect their value. The Sub-Adviser, anticipates that the value of the FLEX Options, and therefore the Fund’s NAV, may increase on days when the U.S. Equity Index increases (if the U.S. Equity Index is below its original value at the start of the Outcome Period) and may decrease on days when the U.S. Equity Index’s level decreases, but that the rate of change will be less than that experienced by the U.S. Equity Index. Because the Fund will not participate in upside exposure to the U.S. Equity Index for the entirety of an Outcome Period, to the extent the value of the U.S. Equity Index increases beyond the initial value at the commencement of the Outcome Period, the value of the Fund’s FLEX Options are not expected to have corresponding price movements. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, the proximity of the value of the U.S. Equity Index to the Barrier will have a significant impact on the value of the Fund’s FLEX Options and the direction and rate of change of the Fund’s NAV as compared to that of the U.S. Equity Index. Similar to other securities with established

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dividend or distribution payment dates, it is expected that the Fund’s NAV may increase or decrease immediately prior to and following a Distribution Date. As a result, it is possible that the Fund’s NAV could decrease notwithstanding an increase in the U.S. Equity Index. It is anticipated that the Fund will be subject to significant changes in the value of the FLEX Options, and therefore the Fund’s NAV, at the end of the Outcome Period depending on the proximity of the value of the U.S. Equity Index to the Barrier. As a result, as time approaches the expiration date of the FLEX Options, subsequent movements in the value of the U.S. Equity Index may have dramatic impacts on the Fund’s NAV. Investors should understand this potential relationship before investing in the Fund.

Investors purchasing Shares after the Outcome Period has begun or selling Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Such experience may be impacted as detailed below:

•   Impact on the Defined Distribution Rate:    The Defined Distribution Rate is measured against the NAV per Share at the commencement of the Outcome Period and is only applicable to shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. Investors purchasing Shares after an Outcome Period commences will have a different effective Defined Distribution Rate as a result of any differences versus the price of the Shares purchased versus that of the Fund’s NAV at the commencement of the Outcome Period. See “Additional Information About the Fund’s Principal Investment Strategies.”

•   Impact on the Barrier:    If an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value which will affect the amount of losses the U.S. Equity Index may incur before the Barrier. The effect of the Barrier on the sought-after Outcomes is measured at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. If the U.S. Equity Index has decreased in value, such intra-Outcome Period investor will not receive a full 20% Barrier. If an investor is considering purchasing Shares during the Outcome Period, and the value of the U.S. Equity Index has already decreased, an investor purchasing Shares at that time will receive less of a Barrier or no Barrier that the Fund seeks to offer for the remainder of the Outcome Period. Although the effect of the Barrier with respect to the Fund’s designed Outcomes over an Outcome period is measured only at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier and subsequent movements in the value of the U.S. Equity Index.

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The Outcome Period.    The Outcome Period is from July 1 to June 30 of the following year and begins on the day the FLEX Options are entered into and ends approximately one year later on the expiration date for the FLEX Options. Because the terms of the FLEX Options will not change over the course of the Outcome Period, the Barrier is measured against the value of the U.S. Equity Index at the onset of the Outcome Period. In addition, certain of the Fund’s U.S. Treasuries will mature at or near the end of each Outcome Period. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares at the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes. The Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

U.S. EQUITY INDEX VERY NEGATIVE SCENARIO
U.S. EQUITY INDEX NEGATIVE SCENARIO
U.S. EQUITY INDEX FLAT SCENARIO
U.S. EQUITY INDEX POSITIVE SCENARIO
Profit
Loss
DEFINED DISTRIBUTION RATE
TARGETED 20% BARRIER
-100%
-100% + Defined Distribution Rate*
-15%
0%
U.S. Equity Index
Fund

* Please note: this graph is provided merely to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the U.S. Equity Index, the Barrier and the Defined Distribution Rate. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

The following table contains hypothetical examples designed to illustrate the operationality of the Fund and the Outcomes it seeks to provide over an Outcome Period. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the U.S. Equity Index, the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the U.S. Equity Index, the FLEX Options or the Fund. The actual overall performance of the Fund will vary during the Outcome Period. While the Fund’s FLEX Options

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performance includes premiums generated from such FLEX Options, the below table reflects that premiums generated from the Fund’s FLEX Options positions are included in the Defined Distribution Rate. Please refer to the Fund’s website, www.innovatoretfs.com/julh, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

U.S. Equity Index Performance	-100%	-50%	-25%	-15%	0%	10%	20%	50%	100%
FLEX Options Performance	-100%*	-50%*	-25%*	0%*	0%*	0%*	0%*	0%*	0%*
Fund Performance	-100% + Defined Distribution Rate**	-50% + Defined Distribution Rate**	-25% + Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**

*           The FLEX Options’ performance includes the premium received by the Fund for selling such options, which is not reflected in this figure, but is included in the Defined Distribution Rate indicated below.

**         The Fund’s performance is equal to the Defined Distribution Rate minus the losses experienced by the U.S. Equity Index that exceed the Barrier, if any. The Defined Distribution Rate is set on the first day of the Outcome Period and is 7.24% prior to taking into any account fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 6.45%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Defined Distribution Rate, and therefore the performance delivered by the Fund to the Fund’s shareholders.

The Defined Distribution Rate.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the course of the Outcome Period is the Defined Distribution Rate, less the Initial Breach Losses or Full Breach Losses, as applicable, if the losses of the U.S. Equity Index exceed the Barrier at the end of the Outcome Period (in comparison to the market value of the U.S. Equity Index at the commencement of the Outcome Period). The Defined Distribution Rate, which is paid out via the Defined Distributions, is determined at the commencement of each Outcome Period and represents the expected payment rate an investor can achieve from an investment in Shares over the duration of the Outcome Period, however such payment rate is not guaranteed. The Defined Distribution Rate is the result of the premiums received from the Fund’s sold FLEX Options and the income received by the Fund through its investments in U.S. Treasuries. The Defined Distribution Rate is calculated against the Fund’s NAV per Share at the commencement of the Outcome Period and is only representative to shareholders who invest in Shares at this NAV per Share. If a shareholder purchases Shares at a market price that differs from that of the NAV per Share at the commencement of the Outcome Period, such shareholder will experience a different rate than the Defined Distribution Rate.

During each Outcome Period, the Fund will purchase and sell FLEX Options and use the proceeds from the sale of Shares to purchase U.S. Treasuries. The amount of premiums the Fund receives for selling FLEX Options as well as the interest rate for the U.S. Treasuries, and therefore the Defined Distribution Rate of the Fund, will be dependent upon prevailing market conditions at the time the Fund enters into the FLEX Options and purchases U.S. Treasuries, most notably, current interest rates and volatility in the U.S. Equity Index. The Defined Distribution Rate for the current Outcome Period is 7.24% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 6.45%. The Defined Distribution Rate will

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be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the purposes of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. The Defined Distribution Rate is also set forth on the Fund’s website at www.innovatoretfs.com/julh.

The Fund distributes the Defined Distribution Rate through the Defined Distributions. Defined Distributions are paid on the first business day of the month following the quarter-end (each a Distribution Date), to shareholders of record on the last business day of each March, June, September and December. The Defined Distribution Rate is only applicable to investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. The Defined Distribution Rate will remain constant for such investors over the course of a single Outcome Period. However, the Defined Distribution Rate will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Defined Distribution Rate and Defined Distributions should be considered before investing in the Fund. If an investor is considering purchasing Shares after the Outcome Period has commenced, and the Fund has already made some or all of its Defined Distributions, an investor purchasing Shares will not receive the same Defined Distribution Rate for the remainder of the Outcome Period but will still remain vulnerable to the entirely of the significant downside risks associated with the Barrier. In such an instance, the investor may experience significantly different Outcomes than those the Fund seeks to provide. There is no guarantee that the Fund will successfully achieve its investment objective.

The Barrier.    Fund shareholders are subject to all of the losses experienced by the U.S. Equity Index, however the Fund provides the Barrier such that investors will only experience losses if the U.S. Equity Index experiences losses that exceed the Barrier at the end of the Outcome Period. The Barrier is set at a level such that investors are not expected to experience losses against the first 20% of U.S. Equity Index losses over the course of the Outcome Period, to the extent the U.S. Equity Index decreases in value by 20% or less. The Barrier is provided irrespective of the Fund’s annual management fee, transaction fees and any extraordinary expenses incurred by the Fund, however any losses that an investor experiences in relation to the Barrier will be reduced by the Fund’s annual management of 0.79% and further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period and it therefore should not be expected that the Barrier will be provided at any point prior to the last day of the Outcome Period. Investors purchasing Shares after the commencement of the Outcome Period at a point in which the U.S. Equity Index has changed in value will impact the amount of losses that may be experienced by the U.S. Equity Index before the Barrier is met. While the Fund seeks to provide the Barrier for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. There is no limit on losses the Fund could experience, and an investor may lose its entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

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The structure of the Fund’s FLEX Options is such that if at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier, the Fund will begin to experience losses starting at the Barrier. The Fund will experience one of two loss profiles: “Initial Breach Losses” or “Full Breach Losses”. As further described below, the operation of the Fund’s FLEX Options portfolio is such that, at the end of an Outcome Period, if U.S. Equity Index losses measured over the Outcome Period exceed the Barrier (20%) but are less than 21%, the Fund will experience, prior to the payment of any Distributions, accelerated losses from 0% to 21%. If, at the end of the Outcome Period, U.S. Equity Index losses measured over the Outcome Period exceed 21%, the Fund will experience, prior to the payment of any Distributions, one-to-one losses of the U.S. Equity Index.

•   Initial Breach Losses.    Initial Breach Losses occur when the U.S. Equity Index has exceeded the Barrier, but by an amount less than or equal to 21%. Initial Breach Losses occur as a result of the combination of the Fund’s put option spreads as well as the sold put option contract. Specifically, the Fund invests in a package of 20 put option spreads that provide losses of up to 1% for each spread while simultaneously selling a put FLEX Option that provides one-to-one downside exposure starting at 20% of U.S. Equity Index losses. If the U.S. Equity Index has exceeded the Barrier, but by an amount less than or equal to 21%, the Fund will experience the below losses over an Outcome Period, prior to the payment of Defined Distributions:

Outcome Period Initial and Full Breach Losses Profile

U.S. Equity Index Losses	Put Spread Losses	Put Losses	Fund Losses
-20.00%	0.00%	0.00%	0.00%
-20.25%	-5.00%	-0.25%	-5.25%
-20.50%	-10.00%	-0.50%	-10.50%
-20.75%	-15.00%	-0.75%	-15.75%
-21.00%	-20.00%	-1.00%	-21.00%
-22.00%	-20.00%	-2.00%	-22.00%

•   Full Breach Losses.    Full Breach Losses occur after U.S. Equity Index losses are equal to or exceed 21%. Full Breach Losses are a result of the Fund’s FLEX Options and expose the Fund to the extent of U.S. Equity Index Losses on a one-to-one basis over the course of the Outcome Period. As shown in the table above, if the U.S. Equity Index has exceeded 21%, the Fund’s put spread options will produce a loss of 20% and the Fund’s naked put FLEX Option will produce the remaining loss such that losses, in combination, will equal the losses of the U.S. Equity Index. There is no limit on losses the Fund can experience, and an investor may lose its entire investment.

The Barrier is measured at the end of the Outcome Period. While the Fund’s NAV is expected to move as a result in changes in the value of the Fund’s FLEX Options (which is dependent upon the movements of the U.S. Equity Index, among other reasons), the FLEX Options are European-style options and can only be exercised on the expiration date. Accordingly, the measuring value of the U.S. Equity Index is on the final day of the Outcome Period only, and therefore the Barrier is measured and effective only on the final day of the Outcome Period.

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Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and U.S. Treasuries, and another Outcome Period will commence.

Following the close of business on the last day of the Outcome Period, the Fund will disclose the Fund’s final Defined Distribution Rate (both gross and net of the unitary management fee) for the next Outcome Period on the Fund’s website, www.innovatoretfs.com. The Fund’s website will also provide information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and potential Outcomes related to the Barrier, of an investment in the Fund on a daily basis.

The Fund’s website, www.innovatoretfs.com/julh, provides information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and Barrier, of an investment in the Fund on a daily basis.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Defined Outcome Strategy Risk.    The Fund employs an income-oriented “defined outcome strategy”, and is therefore subject to certain unique risks, which are detailed below.

Barrier Risk.    The Fund establishes the Barrier based on the performance of the U.S. Equity Index over the duration of the Outcome Period, calculated from the commencement of the Outcome Period to its conclusion. The Fund begins to experience the entirety of the losses of the U.S. Equity Index if such losses breach the Barrier, through the Initial Breach Losses or Full Breach Losses, as applicable. To the extent the U.S. Equity Index decreases in value by 20% or less at the end of the Outcome Period, investors are not expected to experience the losses of the U.S. Equity Index. There is no guarantee that the Fund will be successful in its strategy to implement the Barrier and if the operationality of the Barrier fails, investors could experience losses of the U.S. Equity Index irrespective of the sought-after Barrier. Further, while the Fund subjects shareholders to Initial Breach Losses on an accelerated basis from 0% to 21% if the U.S. Equity Index experiences losses of between 20% to 21% and Full Breach Losses thereafter, such returns are not guaranteed, and if the FLEX Options fail to perform as expected, an investor could experience additional losses. A shareholder may lose its entire investment, prior to consideration of any Defined Distributions paid by the Fund. The effect of the Barrier is measured only at the end of the Outcome Period, regardless of whether the U.S. Equity Index has experienced losses that exceed the Barrier at any point

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during the Outcome Period. Although the effect of the Barrier is only measured at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier. In the event an investor purchases Shares after the commencement of the Outcome Period or sells Shares prior to the expiration of the Outcome Period, the Barrier that the Fund seeks to provide may be less or not available at all. In addition, the operationality of the Barrier is such that the Fund may experience dramatic changes in value of its NAV at the end of the Outcome Period, even if the changes in the U.S. Equity Index are minimal. If the U.S. Equity Index’s value is at or near the Barrier at the end of the Outcome Period, small changes in the value of the U.S. Equity Index could result in dramatic changes in the value of the FLEX Options and therefore the Fund’s NAV. Investors should understand these risks before investing in the Fund.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to Initial Breach Losses or Full Breach Losses, as applicable, if losses of the U.S. Equity Index exceeds the Barrier. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the U.S. Equity Index (relative to the initial value of the U.S. Equity Index at the commencement of the Outcome Period) despite being subject to all of the downside losses of the U.S. Equity Index after such losses exceed the Barrier. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as Fund will not experience any positive price returns of the U.S. Equity Index, if any, and the Fund would underperform the U.S. Equity Index to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

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Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the U.S. Equity Index and may underperform the U.S. Equity Index and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Barrier and Defined Distributions.

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FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the U.S. Equity Index’s price return has dropped below the Barrier. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the U.S. Equity Index. Depending on the value of the U.S. Equity Index at this time and its proximity to the Barrier, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the U.S. Equity Index. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the U.S. Equity Index’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the U.S. Equity Index’s price return, changes in interest rates, changes in the actual and implied volatility of the U.S. Equity Index, the Barrier and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 under the 1940 Act (“Rule 18f-4”) in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding

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its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

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U.S. Equity Index Risk.    Because the Fund is subject to the downside price returns of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier, the Fund is subject to the associated risks of the U.S. Equity Index. As such, the Fund may be subject to the following risks as a result of its exposure to the U.S. Equity Index through its usage of FLEX Options:

Equity Securities Risk.    The U.S. Equity Index tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the U.S. Equity Index. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the U.S. Equity Index invests in.

Information Technology Companies Risk.    The U.S. Equity Index is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The U.S. Equity Index tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the U.S. Equity Index has decreased below the Barrier. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the U.S. Equity Index. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the U.S. Equity Index. Further, small changes in the value of the U.S. Equity Index at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied

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volatility levels of the U.S. Equity Index, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the U.S. Equity Index on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes or interpretations affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient

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number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and

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the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to sell) on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Barrier, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

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Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a “regulated Investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

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To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. In addition, depending on the time during an Outcome Period at which a shareholder purchases Shares and the performance of the Fund’s assets, all or a portion of a Defined Distribution may be characterized as ordinary income, return of capital or capital gain when received by the shareholder. Such characterization will impact the tax consequences to the shareholder of the Defined Distribution and shareholders should understand the tax consequences of each characterization before investing in the Fund. In addition, the Fund’s NAV at the end of an Outcome Period will be decreased by the amount of any distribution that is characterized as capital gain.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of two broad-based market indices: the S&P 500 Total Return Index and the S&P 500 Price Index. Both indices have the same constituents in the same weights. However, the S&P 500 Total Return

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Index assumes that any dividends paid out by index constituents have been reinvested in the index and the S&P 500 Price Return Index, which measures only the price movements of index constituents, does not. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Calendar Year Total Returns as of 12/31
20%
10%
0%
-10%
-20%
6.92%
2024

The Fund’s highest quarterly return was 2.28% (quarter ended September 30, 2024) and the Fund’s lowest quarterly return was 1.28% (quarter ended June 30, 2024).
Average Annual Total Return as of December 31, 2024
Innovator Premium Income 20 Barrier ETF™ – July	1 Year	Since Inception (6/30/2023)
Return Before Taxes	6.92%	7.84%
Return After Taxes on Distributions	4.30%	5.21%
Return After Taxes on Distributions and Sale of Fund Shares	4.36%	4.98%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	22.12%
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)	23.31%	20.37%

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

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Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Management

Investment Adviser

Innovator Capital Management, LLC (“Innovator” or the “Adviser”)

Investment Sub-Adviser

Milliman Financial Risk Management LLC

Portfolio Managers

The following persons serve as the portfolio managers of the Fund.

•   Robert T. Cummings — Principal, Senior Director, Head of Portfolio Management at Milliman

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Mr. Cummings has served in this capacity since the Fund’s inception in June 2023. Mr. Rosenfeld has served in this capacity since July 2024.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at NAV only with authorized participants that have entered into agreements with the Fund’s distributor and only in Creation Units or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests. The Fund may issue and redeem Shares in exchange for cash at a later date but has no current intention of doing so. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.innovatoretfs.com.

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Tax Information

The Fund’s distributions will generally be taxable as ordinary income, return of capital or capital gain. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), Innovator and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investor Suitability Considerations

You should only consider this investment if:	You should not consider this investment if:

•   you fully understand the risks inherent in an investment in Shares;

•   you desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you understand, and are willing to bear, that the Fund is subject to losses of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period;

•   you are willing to hold Shares for the duration of the Outcome Period in order to achieve the Outcomes that the Fund seeks to provide;

•   you fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Barrier;

•   you understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are willing to forgo any gains experienced by the U.S. Equity Index;

•   you understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the U.S. Equity Index’s proximity to the Barrier;

•   you understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you are willing to accept the risk of losing your entire investment; and

•   you have visited the Fund’s website and understand the investment outcomes available to you based upon the time of your purchase.

•   you do not fully understand the risks inherent in an investment in Shares;

•   you do not desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you do not understand and/or are unwilling to bear that the Fund is subject to the losses of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period;

•   you are not willing to hold Shares for the duration of the Outcome Period;

•   you do not fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Barrier;

•   you do not understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are unwilling to forgo any gains experienced by the U.S. Equity Index;

•   you do not understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the U.S. Equity Index’s proximity to the Barrier;

•   you do not understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you desire a level of protection and are unwilling to accept the risk of losing your entire investment; and

•   you have not visited the Fund’s website and do not understand the investment outcomes available to you based upon the timing of your purchase.

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Additional Information About the Fund’s Principal Investment Strategies

The Fund’s principal investment strategy seeks to produce the Outcomes based upon the Defined Distribution Rate and performance of the U.S. Equity Index. If the U.S. Equity Index increases in value over the course of the Outcome Period, or the U.S. Equity Index experiences losses that are less than the Fund’s sought-after protective Barrier over the course of the Outcome Period, the Fund is designed to provide Fund shareholders that hold Shares for the entire Outcome Period with returns that equal the Defined Distribution Rate. If the U.S. Equity Index experiences losses that exceed the Barrier over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Shares for the entire Outcome Period with the Defined Distribution Rate less the Initial Breach Losses or Full Breach Losses, as applicable. There is no guarantee that the Fund will be successful in its attempt to provide a Barrier. The Defined Distribution Rate is provided prior to taking into account annual Fund management fees equal to 0.79% of the Fund’s daily net assets, transaction fees and any extraordinary expenses incurred by the Fund. A portion of the Defined Distributions may be taxable as ordinary income, capital gains, or return of capital. The Fund will not benefit from any increases in the U.S. Equity Index over an Outcome Period but is subject to the possibility of experiencing the significant losses of the U.S. Equity Index if its price return falls below the Barrier. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of the U.S. Equity Index. The Fund intends to primarily use FLEX Options to implement its investment strategies, however, the Fund may use “over-the-counter” (“OTC”) option contracts if the Adviser deems such use to be advisable.

The reference asset for the option contracts utilized by the Fund will provide exposure to the U.S. Equity Index. The U.S. Equity Index tracks the price return of the S&P 500® Index, which is a large-cap, market-weighted, U.S. equities index that tracks the 500 leading companies in leading industries and is widely regarded as the best single gauge of large-cap U.S. equities. The U.S. Equity Index covers approximately 80% of available market capitalization. The U.S. Equity Index is rebalanced quarterly in March, June, September, and December. Milliman will determine whether the Fund’s option contracts will reference the U.S. Equity Index or the SPDR® S&P 500® ETF Trust at the commencement of each Outcome Period. Milliman expects that such determination will be based on the liquidity and pricing of such option contracts. The U.S. Equity Index is a price return index, meaning it tracks the prices of the constituents of the index, excluding dividends. The SPDR® S&P 500® ETF Trust is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests entirely in the S&P 500® Index. The Fund also invests in U.S. Treasuries, which will mature on approximately the last day of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), including the end of each Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The “Defined Distribution Rate” is an annualized payment rate established at the commencement of the Outcome Period that is the percentage of

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Defined Distributions per Share over an Outcome Period. The Defined Distribution Rate is based upon the Fund’s net asset value (“NAV”) at the commencement of each Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 7.24%, prior to taking into account any fees or expenses charged to shareholders.

Shareholders will also be subject to losses that exceed the Barrier, which is set at U.S. Equity Index losses that exceed 20% through Initial Breach Losses and Full Breach Losses. The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

* The Initial Breach Losses subject the Fund to U.S. Equity Index losses on an initial accelerated basis from 0% to 21% which will correspond to the U.S. Equity Index losses from 20% to 21%. The Full Breach Losses expose the Fund to one-to-one losses to the extent U.S. Equity Index Losses exceed 21%.

As described further in this prospectus, there are risks associated with an investment in the Fund and there is no guarantee the Fund achieve the Outcomes it seeks to provide. The Fund’s unique characteristics (i.e., the imperative of holding Shares for the entire Outcome Period, the Barrier and Defined Distribution Rate) distinguish it from other investment products and may make it an unsuitable some investors. Please also refer to the “Investor Suitability Considerations” table in this prospectus.

The Fund’s investment objective is considered non-fundamental and may be changed by the Board without shareholder approval. Additionally, the Fund may liquidate and terminate at any time without shareholder approval.

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Investment profile for Intra-Outcome Period Investors

The Fund is designed for shareholders who hold Shares for the entirety of the Outcome Period. If an investor purchases Shares after the Outcome Period has commenced or sells Shares prior to the Outcome Period’s conclusion, such investor will not receive the Outcomes sought to be delivered by the Fund, and will experience very different investment outcomes then the Fund seeks to provide. Further, investors who purchase Shares after the commencement of the Outcome Period will have a different effective Defined Distribution Rate as a result of any changes in the Fund’s NAV since the commencement of the Outcome Period and Defined Distributions for an Outcome Period already paid. Following the commencement of an Outcome Period, the Fund seeks to provide shareholders who hold shares for the entirety of the Outcome Period with Defined Distributions paid by the Fund over the duration of the Outcome Period on remaining Defined Distribution Dates. An investor is expected to have the following investment profile for the remainder of an Outcome Period if such investor purchases shares after the commencement of the Outcome Period:

Fund Investments

Principal Investments

FLEX Options

FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC option contracts positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

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The FLEX Options in which the Fund will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund will purchase and sell put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. The Fund will utilize cash-settled FLEX Options, meaning that in the event the FLEX Options are exercised, it will be required to deliver the cash value representing the difference between the strike price and the then-current price of the reference asset.

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the FLEX Options held by the Fund are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by Innovator as the “Valuation Designee” pursuant to Rule 2a-5 of the 1940 Act (“Rule 2a-5”) and approved by, and subject to the oversight of, the Board. The Fund will enter into FLEX Options contracts in accordance with Rule 18f-4 under the 1940 Act, which requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.

U.S. Treasury Securities

U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury that are backed by the full faith and credit of the United States Government.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s statement of additional information (“SAI”), which is available at www.innovatoretfs.com.

Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Principal Risks

Defined Outcome Strategy Risk.    The Fund employs an income-oriented “defined outcome strategy”, and is therefore subject to certain unique risks, which are detailed below.

Barrier Risk.    The Fund establishes the Barrier based on the performance of the U.S. Equity Index over the duration of the Outcome Period, calculated from the commencement of the Outcome Period to its conclusion. The Fund begins to experience the entirety of the losses of

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the U.S. Equity Index if such losses breach the Barrier, through the Initial Breach Losses or Full Breach Losses, as applicable. To the extent the U.S. Equity Index decreases in value by 20% or less at the end of the Outcome Period, investors are not expected to experience the losses of the U.S. Equity Index. There is no guarantee that the Fund will be successful in its strategy to implement the Barrier and if the operationality of the Barrier fails, investors could experience losses of the U.S. Equity Index irrespective of the sought-after Barrier. Further, while the Fund subjects shareholders to Initial Breach Losses on an accelerated basis from 0% to 21% if the U.S. Equity Index experiences losses of between 20% to 21% and Full Breach Losses thereafter, such returns are not guaranteed, and if the FLEX Options fail to perform as expected, an investor could experience additional losses. A shareholder may lose its entire investment, prior to consideration of any Defined Distributions paid by the Fund. The effect of the Barrier is measured only at the end of the Outcome Period, regardless of whether the U.S. Equity Index has experienced losses that exceed the Barrier at any point during the Outcome Period. Although the effect of the Barrier is only measured at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier. In the event an investor purchases Shares after the commencement of the Outcome Period or sells Shares prior to the expiration of the Outcome Period, the Barrier that the Fund seeks to provide may be less or not available at all. In addition, the operationality of the Barrier is such that the Fund may experience dramatic changes in value of its NAV at the end of the Outcome Period, even if the changes in the U.S. Equity Index are minimal. If the U.S. Equity Index’s value is at or near the Barrier at the end of the Outcome Period, small changes in the value of the U.S. Equity Index could result in dramatic changes in the value of the FLEX Options and therefore the Fund’s NAV. Investors should understand these risks before investing in the Fund.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to Initial Breach Losses or Full Breach Losses, as applicable, if losses of the U.S. Equity Index exceeds the Barrier. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the U.S. Equity Index (relative to the initial value of the U.S. Equity Index at the commencement of the Outcome Period) despite being subject to all of the downside losses of the U.S. Equity Index after such losses exceed the Barrier. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as the Fund will not experience any positive price returns of the U.S. Equity Index, if any, and the Fund would underperform the U.S. Equity Index to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is

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dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the U.S. Equity Index and may underperform the U.S. Equity Index and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater

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than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Barrier and Defined Distributions.

FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the U.S. Equity Index’s price return has dropped below the Barrier. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the U.S. Equity Index. Depending on the value of the U.S. Equity Index at this time and its proximity to the Barrier, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the U.S. Equity Index. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the U.S. Equity Index’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the U.S. Equity Index’s price return, changes in interest rates, changes in the actual and implied volatility of the U.S. Equity Index, the Barrier and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic

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events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. Option contracts may also involve the use of leverage, which could result in greater price volatility than other markets. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its

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consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

U.S. Equity Index Risk.    Because the Fund is subject to the downside price returns of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier, the Fund is subject to the associated risks of the U.S. Equity Index. As such, the Fund may be subject to the following risks as a result of its exposure to the U.S. Equity Index through its usage of FLEX Options:

Equity Securities Risk.    The U.S. Equity Index tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the U.S. Equity Index. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the U.S. Equity Index invests in.

Information Technology Companies Risk.    The U.S. Equity Index is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The U.S. Equity Index tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

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Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the U.S. Equity Index has decreased below the Barrier. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the U.S. Equity Index. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the U.S. Equity Index. Further, small changes in the value of the U.S. Equity Index at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the U.S. Equity Index, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the U.S. Equity Index on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient

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number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Values of securities may change due to factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of securities. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s investments and could result in disruptions in the trading markets. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors or other economic, political, or regulatory developments, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could result in disruptions to trading markets and could also adversely affect the prices and liquidity of a Fund’s holdings. Any of such circumstances could result in increased market volatility and/or have a materially negative impact on the value of Shares or the liquidity of an investment. During any such events, Shares may trade at greater premiums or discounts to their NAV and the bid/ask spread on Shares may widen. The future potential economic impact of any such future events is impossible to predict and could result in adverse market conditions that impact the performance of the Fund.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
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Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). Authorized participants are not obligated to make a market in Shares or submit orders for the issuance or redemption of Creation Units. To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

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Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Barrier, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The Fund’s NAV represents the value of the Fund’s investments and is calculated by taking the sum of the Fund’s assets less the Fund’s liabilities, if any. The NAV per Share is the value of a Share’s portion of all of the Fund’s net assets. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV. Additionally, decisions by market makers and/or authorized participants or reduced effectiveness of the arbitrage process in maintaining the relationship of the Fund’s NAV to the market price of its Shares could result in the Shares trading at a premium, or discount to NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to

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submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a RIC, however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. In addition, depending on the time during an Outcome Period at which a shareholder purchases Shares and the performance of the Fund’s assets, all or a portion of a Defined Distribution may be characterized as ordinary income, return of capital or capital gain when received by the shareholder. Such characterization will impact the tax consequences to the shareholder of the Defined Distribution and shareholders should understand the tax consequences of each characterization before investing in the Fund. In addition, the Fund’s NAV at the end of an Outcome Period will be decreased by the amount of any distribution that is characterized as capital gain.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value

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of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. The Fund’s Valuation Procedures adopted Innovator as Valuation Designee (as reviewed, approved, and subject to the oversight of the Board) complies with Rule 2a-5 under the 1940 Act. Pursuant to Rule 2a-5, the Board oversees the implementation of the Valuation Procedures. While the Fund’s program is designed to contemplate the specific risks of the Fund, there is no guarantee the program will adequately do so each time, and value may not be properly selected for the Fund.

Management of the Fund

The Fund is a series of Innovator ETFs® Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Innovator Capital Management, LLC, 200 W. Front Street, Wheaton, Illinois 60187, serves as the Fund’s investment adviser. In its capacity as Adviser, Innovator has overall responsibility for selecting and monitoring the Fund’s investments and managing the Fund’s business affairs. Innovator serves as investment adviser to 150 exchange-traded funds, each of which is organized as a separate series of the Trust, a registered management investment company.

Investment Sub-Adviser

Milliman Financial Risk Management LLC, 71 South Wacker Drive, 31st Floor, Chicago, Illinois 60606, serves as the Fund’s investment sub-adviser. Milliman has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Managers

Robert T. Cummings and Jordan B. Rosenfeld serve as the Fund’s portfolio managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.

•   Robert T. Cummings — Principal, Senior Director and Head of Portfolio Management at Milliman.    Mr. Cummings has served in this role since 2007. Mr. Cummings has more than 13 years of experience as a trader with a primary focus on options. Prior to joining Milliman, he was involved in various proprietary trading strategies and was a portfolio manager of associated derivatives funds. These strategies included volatility arbitrage, global macro, and high-frequency trading. Entities at which Mr. Cummings has previously worked include Citadel Investment Group, TradeNet (as a primary market maker on the Chicago Board Options Exchange), KCM Group and Spyglass Capital Management.

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•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman.    Mr. Rosenfeld joined Milliman in 2018 as a trader and in 2021 was promoted to ETF Portfolio Manager. Mr. Rosenfeld is responsible for implementing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. He has more than nine years of experience in capital markets with a focus on derivatives portfolio management and multi-asset strategy. Prior to joining the firm, Mr. Rosenfeld was a global macro portfolio manager at Gelber Group.

For additional information concerning Innovator and Milliman, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares may also be found in the SAI.

Management Fee

Pursuant to an investment advisory agreement between Innovator and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Innovator in an amount equal to 0.79% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Innovator for the services it provides to the Fund. Out of the unitary management fee, Innovator pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Innovator is not responsible for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Pursuant to an investment sub-advisory agreement between Innovator, Milliman and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Innovator has agreed to pay an annual sub-advisory fee to Milliman in an amount based on the Fund’s average daily net assets. Innovator is responsible for paying the entirety of Milliman’s sub-advisory fee. The Fund does not directly pay Milliman.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR for the fiscal period ended October 31, 2024.

Manager of Managers Structure.    The Fund and Innovator have received an exemptive order from the SEC to operate under a manager of managers structure that permits Innovator, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, Innovator has ultimate responsibility, subject to oversight by the Board, for overseeing the Fund’s sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Fund or Innovator.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to any sub-adviser or the sub-advisory agreement. The Manager of Managers

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Structure does not permit an increase in the advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to any sub-adviser or a sub-advisory agreement within 90 days of the change.

Additional Information Relating to the Declaration of Trust

The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) provides that by virtue of becoming a shareholder of the Trust, each shareholder is bound by the provisions of the Declaration of Trust. Subject to the provisions of the Declaration of Trust, the Board may, subject to the requisite vote, engage in and prosecute, defend, compromise, abandon, or adjust, by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims, and demands relating to the Trust. The Board may, in the exercise of their or its good faith business judgment, dismiss any action, suit, proceeding, dispute, claim or demand, derivative or otherwise, brought by a shareholder in its own name or in the name of the Trust. The Declaration of Trust further provides a detailed process for the bringing of derivative actions by shareholders. Prior to bringing a derivative action, a written demand by the complaining shareholder must first be made on the Board to bring the subject action unless an effort to cause the Board to bring such action is excused. A demand on the Board shall only be excused if a majority of the Board a material personal financial interest in the subject action.

There may be questions regarding the enforceability of these provisions based on certain interpretations of the Securities Act of 1933 Act, as amended, the Securities Exchange Act of 1934, as amended and the 1940 Act. However, the Declaration of Trust provides if any provision shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to that provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of the Declaration of Trust. The provisions of the Declaration of Trust are not intended to restrict any shareholder rights under the federal securities laws and do not mandate the adjudication of federal securities laws claims through arbitration

How to Buy and Sell Shares

The Fund will issue or redeem its Shares at NAV per Share only in Creation Units. Most Fund shareholders will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. Share prices are reported in dollars and cents per Share. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, a Fund Shareholder may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized participants may acquire Shares directly from the Fund, and authorized participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units, and in accordance with the procedures described in the SAI.

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Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange is based on market price and may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions (“market timing”), and has adopted no policies and procedures with respect to market timing activities. In making this determination, the Board considered the risks associated with market timing activities by the Fund’s shareholders, including, dilution, disruption of portfolio management, increases in the Fund’s trading costs and the potential for the realization of capital gains.

Shares may be purchased and redeemed directly from the Fund only when aggregated into one or more Creation Units by authorized participants that have entered into agreements with the Fund’s distributor. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares detailed above. To the extent the Fund may effect the issuance or redemption of Creation Units in exchange wholly or partially for cash, such trades could result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objectives, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by authorized participants increases. However, direct trading by authorized participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Fund reserves the right to not accept orders from authorized participants that Innovator has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

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Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use as the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

The Fund intends to continue to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information only. You should consult your own tax advisor about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•   the Fund makes distributions,

•   you sell your Shares listed on the Exchange, and

•   you purchase or redeem Creation Units.

To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. The Fund intends to treat any income that it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for

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special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

Taxes on Distributions

The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Shares, which could result in you having to pay higher taxes in the future when Shares are sold, even if you sell the Shares at a loss from your original investment. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

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An election may be available to shareholders to defer recognition of the gain attributable to a capital gain dividend if they make certain qualifying investments within a limited time. Shareholders should talk to their tax advisor about the availability of this deferral election and its requirements. The Fund’s positions in FLEX Options may reduce the amount of long-term capital gains, and thus, reduce the amount of distributions eligible to be capital gain dividends.

Taxes on Exchange Listed Shares

If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

Taxes and Purchases and Redemptions of Creation Units

If you exchange securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and any cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of the FLEX Options

The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market but will be subject to the straddle rules.

However, the Fund’s investments in offsetting positions with respect to the U.S. Equity Index may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders

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in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax (“backup withholding”) from dividends and capital gains distributions paid to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify to the Fund that he or she is not subject to backup withholding. The current backup withholding rate is 24%. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will generally be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below.

However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. Amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

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Distributions to, and gross proceeds from dispositions of Shares by, (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners may be subject to a U.S. withholding tax of 30%. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Distributions and Taxes” in the SAI for more information.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

Net Asset Value

US Bancorp Fund Services LLC (“USBFS”), the Fund’s administrator and fund accounting agent, calculates the Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. E.S.T.) every day the New York Stock Exchange is open. The NAV for one Share is the value of that Share’s portion of the net assets of the Fund, which is calculated by taking the market price of the Fund’s total assets, including any interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent is the NAV per Share.

Section 2(a)(41) of the 1940 Act provides that when a market quotation is readily available for a fund’s portfolio investments, such investment must be valued at the market value. Rule 2a-5 under the 1940 Act defines a readily available market quotation as “a quoted price (unadjusted) in active markets for identical investments that the fund can access at a measurement date, provided that a quotation will not be readily available if it is not reliable.” If a market quotation is not “readily available” the portfolio investment must be fair valued as determined in good faith by a fund’s board of trustees. Rule 2a-5 allows a fund’s board of trustees to designate the fund’s investment adviser as the “valuation designee” to perform fair value determinations subject to certain conditions. In accordance with Rule 2a-5, the Board has appointed Innovator as the “Valuation Designee” for the Fund’s portfolio investments. Investments will be fair valued as determined in good faith in accordance with the policies and procedures established by Innovator as the Valuation Designee pursuant to Rule 2a-5 and approved by, and subject to the oversight of, the Board of Trustees. As a general principle, “fair value” represents a good faith approximation of the value of a portfolio investment and is the amount the Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. The use of fair value prices may result in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of

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such securities. While the Valuation Procedures (defined below) are intended to result in the Fund’s NAV calculation that fairly reflects the values as of the time of pricing, the fair value determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.

FLEX Options listed on an exchange (e.g., Cboe) will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Fund’s option has a same-day market trading price, this same-day market trading price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Sub-Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s NAV. If either pricing vendor is not available to provide a model price for that day, the value of a FLEX option will be determined by Innovator as Valuation Designee in accordance with the Valuation Procedures. In instances where in the same trading day, a particular FLEX Option is represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or a redemption unit), for valuation purposes that trading day the Fund will default to use the trade price for both instances, rather than the model price otherwise available for the in-kind transaction.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price.

Exchange-traded options (other than FLEX Options) and futures contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be valued at fair value. Any fair value determination will be made in accordance with the policies and procedures established by Innovator as Valuation Designee in accordance with Rule 2a-5.

USBFS may obtain all market quotations used in valuing securities from a third-party pricing service vendor (a “Pricing Service”). If no quotation can be obtained from a Pricing Service, then USBFS will contact Innovator. Innovator is responsible for establishing the valuation of portfolio securities and other instruments held by the Fund in accordance with the pricing and valuation procedures adopted by the Board (the “Valuation Procedures”). Innovator will then attempt to obtain one or more broker quotes for the security daily and will value the security accordingly.

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If no quotation is available from either a Pricing Service, or one or more brokers, or if Innovator has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by Innovator in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following: (a) the type of security; (b) the size of the holding; (c) the initial cost of the security; (d) transactions in comparable securities; (e) price quotes from dealers and/or pricing services; (f) relationships among various securities; (g) information obtained by contacting the issuer, analysts, or the appropriate stock exchange; (h) an analysis of the issuer’s financial statements; and (i) the existence of merger proposals or tender offers that might affect the value of the security.

With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell Shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its Shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

For more information about how the Fund’s NAV is determined, please see the section in the SAI entitled “Determining Offering Price and Net Asset Value.”

Fund Service Providers

US Bancorp Fund Services LLC is the administrator and transfer agent for the Trust. U.S. Bank, N.A. serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

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Premium/Discount Information

Information showing the number of days the market price of Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.innovatoretfs.com.

Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Rule 12d1-4 under the 1940 Act provides the requirements under which an investment company may invest in securities of another investment company beyond the limits prescribed in Section 12(d)(1) of the 1940 Act. Any investment by another investment company in the Fund, or by the Fund in another investment company, must comply with Rule 12d1-4 in order to exceed the limits contained in Section 12(d)(1).

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. The total returns in the table represent how much an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single Fund Share. The information below has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR, which is available upon request.

Innovator ETFs® Trust

Financial Highlights

Innovator Premium Income 20 Barrier ETF™ — July

		Investment Operations:			Less Distributions From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total From Investment Operations	Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
10/31/2024	$24.56	$1.12	$1.04	$2.16	$(1.45)	$(0.33)	$—	$(1.78)
10/31/2023(e)	$24.72	$0.39	$(0.11)	$0.28	$(0.30)	$—	$(0.16)	$(0.46)
						Supplemental Data and Ratios
For the Year Ended	ETF Transaction Fees Per Share		Net Asset Value, End of Year	Total Return		Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)
10/31/2024	$—	(g)	$24.94	8.99%		$20,574	0.79%	4.46%	—%
10/31/2023(e)	$0.02		$24.56	1.20	%(f)	$25,172	0.79%	4.86%	—	%(f)

(a)      Net investment income per share has been calculated based on average shares outstanding during the year.

(b)      Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)      Portfolio turnover rate excludes in-kind transactions.

(d)      Annualized for periods less than one year.

(e)      Inception date of the Fund was June 30, 2023.

(f)      Not annualized for periods less than one year.

(g)      Amount represents less than $0.005 per share.

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Innovator Premium Income 20 Barrier ETF™ — July

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund’s most recent SAI, annual or semi-annual reports and certain other information such as Fund financial statements are available free of charge by calling the Fund at (800) 208-5212, on the Fund’s website at www.innovatoretfs.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Innovator Capital Management, LLC 200 W. Front Street Wheaton, Illinois 60187 (800) 208-5212 www.innovatoretfs.com	SEC File #: 333-146827 811-22135

Prospectus

Innovator Premium Income 30 Barrier ETF™ — July

(Cboe BZX — JULJ)

February 28, 2025

Innovator Premium Income 30 Barrier ETF™ — July (the “Fund”) is a series of
Innovator ETFs® Trust (the “Trust”) and is an actively managed ETF.

• The Fund invests in FLexible EXchange Options (“FLEX Options”) that reference the S&P 500® Price Return Index (the “U.S. Equity Index”) and U.S. Treasury bills (“U.S. Treasuries”) to employ an income-oriented “defined outcome strategy.” Defined outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The outcomes sought by the Fund, which include the defined distributions and barrier discussed below (the “Outcomes”), are contingent on the performance of the U.S. Equity Index’s price return and the yield of the U.S. Treasuries over an approximately one-year period from July 1 through June 30 of the following year (the “Outcome Period”). The current Outcome Period is from July 1, 2024 through June 30, 2025. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another Outcome Period will begin. The Fund and the sought-after Outcomes are designed for shareholders who invest from the commencement of the Outcome Period through the end of the Outcome Period. If an investor purchases shares of the Fund (“Shares”) after the Outcome Period has begun or sells Shares prior to the expiration of the Outcome Period, the investment outcomes experienced by such investor will differ from the Fund’s sought-after Outcomes. There is no guarantee that the Outcomes for an Outcome Period will be realized.

•   As further described in this Prospectus, the Fund’s principal investment strategy seeks to provide the following investment profile over each Outcome Period:

•   Defined Distributions:    The Fund seeks to provide shareholders distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 6.33% prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each March, June, September and December will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). The Defined Distribution Rate is applicable only to those investors who hold Shares for an entire Outcome Period and is not guaranteed. See “Principal Investment Strategies – Fund Portfolio”.

•   Barrier:    The Fund seeks to provide an investment “barrier” – an investment strategy whereby a payoff depends upon whether an underlying asset or index has breached a predetermined performance level. For each Outcome Period, the Fund will establish a barrier against losses for shareholders that is based upon the performance of the U.S. Equity Index over the duration of each Outcome Period, whereby shareholders are not expected to experience losses over the course of an Outcome Period if the market value of the U.S. Equity Index decreases by 30% or less, calculated from the commencement of the Outcome Period to the final day of the Outcome Period (the “Barrier”). Shareholders will be subject to the entirety (i.e., one-to-one exposure) of the downside of the U.S. Equity Index’s performance calculated from the commencement of the Outcome Period to the final day of the Outcome Period if, at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier. At the conclusion of each Outcome Period, the Fund will establish a new Barrier (i.e., beginning at 30% of U.S. Equity Index losses) for the next Outcome Period. The Barrier level beginning at 30% of losses of the U.S. Equity Index will remain constant from one Outcome Period to the next. Please note, the operation of the Barrier is not guaranteed. Unlike other funds that utilize defined outcome investment strategies, the Fund does not provide a buffer against all U.S. Equity

Index losses or a floor that provides a maximum amount of U.S. Equity Index losses. As a result, an investor can lose its entire investment prior to consideration of any Defined Distribution payments. As further described in this prospectus, shareholders will be subject to “Initial Breach Losses” and “Full Breach Losses” with respect to the Barrier. See “Principal Investment Strategies – The Barrier” for additional information.

•   Outcomes:    The Fund is designed to provide investors with Outcomes for each Outcome Period that is equal to the Defined Distribution Rate, less the losses experienced by the U.S. Equity Index if such losses exceed the Barrier at the end of the Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced a positive price return, or price return losses that are less than the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the U.S. Equity Index has experienced losses at the end of the Outcome Period that exceed the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value reflecting the losses experienced by the U.S. Equity Index losses, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the U.S. Equity Index over each Outcome Period.

Investors that purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide.    Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. See “Principal Investment Strategies – General Strategy Description and – Intra-Outcome Period”.

•   The Outcomes are provided prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets are considered, the Defined Distribution Rate is 5.54%. In addition, any loses that an investor experiences in relation to the Barrier will be reduced by the Fund’s annual management of 0.79%. The Outcomes will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

•   The Fund’s FLEX Options positions will not provide upside exposure to the price return of the U.S. Equity Index and therefore the Fund will not participate in any increases in the price return of the U.S. Equity Index over the duration of the Outcome Period. Notwithstanding the above, the Fund is subject to the possibility of experiencing the significant losses of the U.S. Equity Index if its price return falls below the Barrier. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of U.S. Equity Index.

•   The Outcomes may only be realized by investors who hold Shares at the outset of the Outcome Period and continue to hold such Shares until the conclusion of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes on the last day of each Outcome Period. It should not be expected that the Outcomes, including the net effect of the Fund’s annual management fee on the Outcomes, will be provided at any point prior to the last day of the Outcome Period. Investors considering purchasing Shares after the Outcome Period has begun or selling Shares prior to the end of the Outcome Period should visit the website referenced below to fully understand the potential Outcomes.

•   The Fund’s website, www.innovatoretfs.com/julj, provides important Fund information (including, among other items, Outcome Period start and end dates, information relating to the Defined Distributions, the Defined Distribution Rate and the potential Outcomes related to the Barrier), as well information relating to the potential outcomes of an investment in the Fund on a daily basis. If you are contemplating purchasing Shares, please visit the Fund’s website.

Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund. The Fund has characteristics unlike many other traditional investment products and may not be suitable for all investors.

The Fund lists and principally trades its Shares on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices may differ to some degree from the net asset value of Shares. Unlike mutual funds, the Fund issues and redeems Shares at NAV only in large blocks of Shares called “Creation Units.” The Fund is a series of the Trust and is an actively managed exchange-traded fund organized as a separate series of a registered management investment company.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Innovator Premium Income 30 Barrier ETF™ – July

Investment Objective

The Fund seeks to provide investors, over the period from July 1, 2024 to June 30, 2025, with an investment that provides a high level of income through a Defined Distribution Rate of 6.33% (prior to taking into account management fees and other fees) and that is not subject to any losses experienced by the U.S. Equity Index that are at or below a 30% Barrier and is subject to initial losses experienced by the U.S. Equity Index beginning at the 30% Barrier and to the full extent of U.S. Equity Index losses on a one-to-one basis beginning at 31%.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.79%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.
	1 Year	3 Years	5 Years	10 Years
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:	$81	$252	$439	$978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

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Principal Investment Strategies

General Strategy Description.    The Fund is an actively managed exchange-traded fund (“ETF”) that invests in U.S. Treasury bills (the “U.S. Treasuries”) and FLexible EXchange® Options (“FLEX Options”) that use as a reference asset a broad-based U.S. equity index, specifically the S&P 500® Price Return Index (the “U.S. Equity Index”). Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand the characteristics of the Fund before making an investment in the Fund. As described further below, the Fund differs from other funds that utilize a defined outcome investment strategy. The Fund does not provide a buffer against all U.S. Equity Index losses or a floor that provides a maximum amount of U.S. Equity Index losses. As a result, an investor can lose its entire investment prior to consideration of any Defined Distribution payments. As further described below, the Fund’s principal investment strategy seeks to provide the following investment profile over an approximately one-year period from July 1 to June 30 of the following year (the “Outcome Period”):

•   Defined Distributions:    The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 6.33%, prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is based on market conditions at the onset of the Outcome Period and is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each March, June, September and December will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Defined Distribution Rate” for additional information.

•   Barrier:    The Fund seeks to provide an investment “barrier” – an investment strategy whereby a payoff depends upon whether an underlying asset or index has breached a predetermined performance level. For each Outcome Period, the Fund will establish a barrier against losses for shareholders that is based upon the performance of the U.S. Equity Index over the duration of each Outcome Period, whereby shareholders are not expected to experience losses over the course of an Outcome Period if the market value of the U.S. Equity Index decreases by 30% or less, calculated from the commencement

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of the Outcome Period to the final day of the Outcome Period (the “Barrier”). If at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier, the Fund will experience one of two loss profiles:

•   If at the conclusion of the Outcome Period the market value of the U.S. Equity Index has decreased in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period in an amount that is greater than the Barrier (30%) but less than or equal to 31%, the Fund will be subject to U.S. Equity Index losses on an accelerated basis from 0% to 31%, which will correspond to the U.S. Equity Index losses from 30% to 31% (the “Initial Breach Losses”). See “Principal Investment Strategies – The Barrier – Initial Breach Losses.”

•   If at the conclusion of the Outcome Period the market value of the U.S. Equity Index decreases in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period in an amount that is greater than 31%, the Fund will be subject to the full extent of U.S. Equity Index losses on a one-to-one basis (the “Full Breach Losses”). See “Principal Investment Strategies – The Barrier – Full Breach Losses.”

At the conclusion of each Outcome Period, the Fund will establish a new Barrier (i.e., beginning at 30% of U.S. Equity Index losses) for the next Outcome Period. The Barrier level beginning at 30% of losses of the U.S. Equity Index and the level at which Full Breach Losses commence (31%) will each remain constant from one Outcome Period to the next. There is no guarantee that the Fund will be successful in its attempt to implement the Barrier. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Barrier” for additional information.

•   Outcomes:    The pre-determined outcomes sought by the Fund, which include the Defined Distributions and the Barrier (the “Outcomes”) are designed to provide investment performance for each Outcome Period that is equal to the Defined Distribution Rate, less the Initial Breach Losses or Full Breach Losses, as applicable, if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced (in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period) a positive price return, or price return losses that are less than the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the U.S. Equity Index has experienced losses at the end of the Outcome Period that exceed the Barrier (in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period), the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value equal to the Initial Breach Losses or Full Breach Losses, as applicable, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the U.S. Equity Index over the Outcome Period. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Outcome Period” for additional information. The Fund and the sought-after Outcomes are designed for shareholders who invest and hold Shares from the commencement of the Outcome Period through the end of the Outcome Period. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the

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Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. If an investor purchases Shares after the Outcome Period has begun or sells Shares prior to the conclusion of the Outcome Period, the Outcomes experienced by the investor will differ from the Fund’s sought-after Outcomes. See “Principal Investment Strategies – Intra-Outcome Period”.

The Fund seeks a high level of income that exceeds an investment in U.S. Treasuries with premiums generated from the Fund’s FLEX Options positions. As further described below, the Fund will purchase U.S. Treasuries and enter into a series of FLEX Option contracts that provides additional income to the Fund by virtue of premiums received from sold FLEX Options. The Fund is designed to provide Defined Distributions based on a Defined Distribution Rate that is established at the commencement of each Outcome Period. The Defined Distribution Rate is based upon prevailing market conditions for both the U.S Treasuries and the FLEX Options on the first day of the Outcome Period and will be further reduced by the Fund’s annual management fees, any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the current Outcome Period, the Defined Distribution Rate is 6.33% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.54%. While the Defined Distribution Rate is expected to remain constant over the Outcome Period for shareholders who hold Shares continuously from the commencement of the Outcome Period until its conclusion, the Defined Distribution Rate is not guaranteed. The Defined Distribution Rate is based on the NAV per Share at the commencement of the Outcome Period and any shareholders that initially invest at a Share price that differs from this NAV will not experience the Defined Distribution Rate. Because the Defined Distribution Rate is based upon prevailing market conditions at the beginning of an Outcome Period, the Defined Distribution Rate will rise or fall from one Outcome Period to the next.

Fund shareholders also will be subject to losses experienced by the U.S. Equity Index if the U.S. Equity Index experiences losses from the commencement of the Outcome Period to its conclusion that exceed the Barrier. The Fund will seek to set the Barrier at 30% of U.S. Equity Index losses at the end of each Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced a positive price return, or price return losses that are less than the Barrier, the Fund will not experience any of the losses of the U.S. Equity Index and is designed to provide returns that equal the Defined Distribution Rate. However, if the U.S. Equity Index has decreased in value below the Barrier at the end of the Outcome Period, the Fund’s investments will generate Outcomes that equal the Defined Distribution Rate less the Initial Breach Losses or Full Breach Losses, as applicable. The Fund will not benefit from any increases in the U.S. Equity Index over the course of an Outcome Period but is subject to the possibility of significant losses experienced by the U.S. Equity Index if the value of the U.S. Equity Index drops below the Barrier at the end of the Outcome Period. A shareholder could lose its entire investment. The Fund will not receive or benefit from any dividend payments made by the constituents of the U.S. Equity Index.

The current Outcome Period is from July 1, 2024 through June 30, 2025. Upon the conclusion of the Outcome Period, the Fund will receive the value of its investments in the U.S. Treasuries upon the maturity of such U.S. Treasuries and deliver cash owed on its FLEX Options positions, if any.

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At the commencement of the new Outcome Period, the Fund will enter into new FLEX Options with an expiration date of approximately one year and invest in U.S Treasuries with maturity dates on or about each Distribution Date, the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period. The Outcomes may only be realized by shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. See “Principal Investment Strategies – Intra-Outcome Period” and “Principal Investment Strategies — The Outcome Period” for additional information.

Fund Portfolio.    The Fund’s investment sub-adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”) will pursue the Fund’s investment objective through the combination of FLEX Options positions that reference the U.S. Equity Index and in U.S. Treasuries. As further described below, the Fund will invest proceeds from investments in the Fund, together with the FLEX Options premium net proceeds, in U.S. Treasuries in seeking to provide the Defined Distribution Rate.

FLEX Options are exchange-traded option contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. See “Principal Risks – Derivatives Risk – FLEX Options Risk”. The Fund’s FLEX Options positions have expiration dates on or about the final date of the Outcome Period. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option contract the right to buy or sell a particular asset at a specified future date at an agreed upon price. An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the seller of the put option contract (i.e., the “writer”) the obligation to buy (if the option is exercised), a specified amount of an underlying security at a pre-determined price (the strike price). The FLEX Options used by the Fund are European-style option contracts, meaning that the FLEX Options may only be exercised on the expiration date. The FLEX Options are not guaranteed to perform as expected. See “Principal Risks – Barrier Risk” and “Principal Risks – Derivatives Risk – FLEX Options Risk” below for additional information. Each of the FLEX Options sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options sold on the first day of the Outcome Period. The reference asset for the Fund’s FLEX Options positions is the U.S. Equity Index. The U.S. Equity Index is a large-cap, market-weighted, U.S. equities index that tracks the price return of the 500 leading companies in leading industries, excluding dividends. Through its use of FLEX Options that provide exposure to the U.S. Equity Index, the Fund has significant exposure to companies in the information technology sector. For more information on the U.S. Equity Index, please see the section of the prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The Fund also purchases U.S. Treasuries that align with the quarterly Distribution Dates for the effective management of the Fund’s portfolio and Defined Distributions, with the majority of the Fund’s assets invested in U.S. Treasuries that expire on or about the final Distribution Date at the conclusion of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

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The below chart represents the Fund’s investment portfolio and related investment function of each component.

Innovator Premium Income 30 Barrier ETF – Fund Holdings

Portfolio Investment	Investment Terms	Investment Function	Investment Maturities/Expirations
U.S. Treasuries	Investments in the Fund and premiums generated from the Fund’s put FLEX Option positions are invested in U.S. Treasury bills supported by full faith and credit of U.S. Government	Treasury Income	Quarterly to align with the Defined Distributions, including the final day of the Outcome Period
Sold Put FLEX Option Contract on U.S. Equity Index

Fund sells an out-of-the-money put FLEX Option (i.e., the strike price is less than the current asset price) at 70% of then-current value of the U.S. Equity Index at the beginning of the outcome Period

Premium generated from selling put FLEX Option which is subsequently invested in U.S. Treasuries

Position provides one-to-one downside exposure to the U.S. Equity Index starting at 70% of the then-current value of the U.S. Equity Index

Final day of the Outcome Period
Put Spread FLEX Option Contracts on U.S. Equity Index

Fund sells and purchases a package of 30 put FLEX Option contracts at approximately 70% and approximately 69%, respectively of then-current value of the U.S. Equity Index at the beginning of the Outcome Period

		Net premiums generated from the put spread are subsequently invested in U.S. Treasuries Positions provide the Barrier, Initial Breach Losses, and Full Breach Losses	Final day of the Outcome Period

The Sub-Adviser seeks to specifically select the strike price for each FLEX Option contract held by the Fund such that if the FLEX Options were exercised on the expiration date (the final day of the Outcome Period), the Fund’s portfolio would provide a 30% Barrier with losses experienced by the Fund beginning at 30% of losses on an initial accelerated basis and experienced to the full extent of the U.S. Equity Index losses on a one-to-one basis starting at 31% of losses. The Fund’s portfolio holdings are as detailed below:

•   A sold put FLEX Option with a strike price at 70% of the value of the U.S. Equity Index at the commencement of the Outcome Period. The sold put FLEX Option provides one-to-one downside for all losses that exceed the strike price. In exchange for selling the put FLEX Option, the Fund will receive a premium that will be invested in the U.S. Treasuries and be part of the Defined Distribution Rate.

•   A “put option spread” strategy which uses a package of 30 purchased and sold put FLEX Options that reference the U.S. Equity Index. The Fund will sell put FLEX Options with a strike price of approximately 70% of the price of the U.S. Equity Index at the commencement of each Outcome Period. The Fund will simultaneously purchase the same

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number of put FLEX Options with a strike price of approximately 69% of the price of the U.S. Equity Index at the commencement of each Outcome Period. The 30 purchased put options with a 1% spread results in the Barrier, Initial Breach Losses and Full Breach Losses, as applicable. Specifically, the 1% spread for each of the 30 put options subjects the Fund to U.S. Equity Index losses at the conclusion of the Outcome Period on an initial accelerated basis from 0% to 31% which will correspond to the U.S. Equity Index losses from 30% to 31% at the conclusion of the Outcome Period. The 30 sold put options expose the Fund to the extent of U.S. Equity Index Losses exceed 31% on a one-to-one basis at the conclusion of the Outcome Period. The Fund invests the net premiums generated from the purchased and sold put FLEX Options in U.S. Treasuries to be included as part of the Defined Distribution Rate.

•   The Fund uses proceeds from the sale of Shares to purchase U.S. Treasuries that mature at the end of the Outcome Period. The Fund receives premiums from its FLEX Options positions and invests the proceeds in U.S. Treasuries with maturities that align with the Distribution Dates. The U.S. Treasuries are entitled to an interest rate, which when added to the premiums received for selling FLEX Options, produce the Defined Distribution Rate. The Defined Distribution Rate is distributed to shareholders in Defined Distributions.

Intra-Outcome Period.    It is anticipated that during the Outcome Period the Fund’s NAV will not change in value at the same rate as the U.S. Equity Index, and in some instances may not be correlated to the movements in the value of the U.S. Equity Index. The Fund’s NAV is based upon the value of its portfolio. During each Outcome Period, the Fund’s NAV will be subject to increases and decreases in the market value of the U.S. Treasuries until the U.S. Treasuries held by the Fund mature. The value of the Fund’s FLEX Options positions, which expire at the conclusion of an Outcome Period, will also impact the Fund’s NAV and is dependent upon additional factors. Although the value of the U.S. Equity Index is a significant component of the value of the Fund’s FLEX Options, the time remaining until the FLEX Options expire and other factors, including current interest rates and volatility rates, will also affect their value. The Sub-Adviser, anticipates that the value of the FLEX Options, and therefore the Fund’s NAV, may increase on days when the U.S. Equity Index increases (if the U.S. Equity Index is below its original value at the start of the Outcome Period) and may decrease on days when the U.S. Equity Index’s level decreases, but that the rate of change will be less than that experienced by the U.S. Equity Index. Because the Fund will not participate in upside exposure to the U.S. Equity Index for the entirety of an Outcome Period, to the extent the value of the U.S. Equity Index increases beyond the initial value at the commencement of the Outcome Period, the value of the Fund’s FLEX Options are not expected to have corresponding price movements. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, the proximity of the value of the U.S. Equity Index to the Barrier will have a significant impact on the value of the Fund’s FLEX Options and the direction and rate of change of the Fund’s NAV as compared to that of the U.S. Equity Index. Similar to other securities with established dividend or distribution payment dates, it is expected that the Fund’s NAV may increase or decrease immediately prior to and following a Distribution Date. As a result, it is possible that the Fund’s NAV could decrease notwithstanding an increase in the U.S. Equity Index. It is anticipated that the Fund will be subject to significant changes in the value of the FLEX Options, and therefore the Fund’s NAV, at the end of the Outcome Period depending on the proximity of the value

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of the U.S. Equity Index to the Barrier. As a result, as time approaches the expiration date of the FLEX Options, subsequent movements in the value of the U.S. Equity Index may have dramatic impacts on the Fund’s NAV. Investors should understand this potential relationship before investing in the Fund.

Investors purchasing Shares after the Outcome Period has begun or selling Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Such experience may be impacted as detailed below:

•   Impact on the Defined Distribution Rate:    The Defined Distribution Rate is measured against the NAV per Share at the commencement of the Outcome Period and is only applicable to shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. Investors purchasing Shares after an Outcome Period commences will have a different effective Defined Distribution Rate as a result of any differences versus the price of the Shares purchased versus that of the Fund’s NAV at the commencement of the Outcome Period. See “Additional Information About the Fund’s Principal Investment Strategies.”

•   Impact on the Barrier:    If an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value which will affect the amount of losses the U.S. Equity Index may incur before the Barrier. The effect of the Barrier on the sought-after Outcomes is measured at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. If the U.S. Equity Index has decreased in value, such intra-Outcome Period investor will not receive a full 30% Barrier. If an investor is considering purchasing Shares during the Outcome Period, and the value of the U.S. Equity Index has already decreased, an investor purchasing Shares at that time will receive less of a Barrier or no Barrier that the Fund seeks to offer for the remainder of the Outcome Period. Although the effect of the Barrier with respect to the Fund’s designed Outcomes over an Outcome period is measured only at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier and subsequent movements in the value of the U.S. Equity Index.

The Outcome Period.    The Outcome Period is from July 1 to June 30 of the following year and begins on the day the FLEX Options are entered into and ends approximately one year later on the expiration date for the FLEX Options. Because the terms of the FLEX Options will not change

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over the course of the Outcome Period, the Barrier is measured against the value of the U.S. Equity Index at the onset of the Outcome Period. In addition, certain of the Fund’s U.S. Treasuries will mature at or near the end of each Outcome Period. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares at the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes. The Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

U.S. EQUITY INDEX VERY NEGATIVE SCENARIO
U.S. EQUITY INDEX NEGATIVE SCENARIO
U.S. EQUITY INDEX FLAT SCENARIO
U.S. EQUITY INDEX POSITIVE SCENARIO
Profit
Loss
DEFINED DISTRIBUTION RATE
TARGETED 30% BARRIER
-100%
-100% + Defined Distribution Rate*
-25%
0%
U.S. Equity Index
Fund

* Please note: this graph is provided merely to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the U.S. Equity Index, the Barrier and the Defined Distribution Rate. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

The following table contains hypothetical examples designed to illustrate the operationality of the Fund and the Outcomes it seeks to provide over an Outcome Period. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the U.S. Equity Index, the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the U.S. Equity Index, the FLEX Options or the Fund. The actual overall performance of the Fund will vary during the Outcome Period. While the Fund’s FLEX Options performance includes premiums generated from such FLEX Options, the below table reflects that premiums generated

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from the Fund’s FLEX Options positions are included in the Defined Distribution Rate. Please refer to the Fund’s website, www.innovatoretfs.com/julj, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

U.S. Equity Index Performance	-100%	-50%	-35%	-20%	0%	10%	20%	50%	100%
FLEX Options Performance	-100%*	-50%*	-35%*	0%*	0%*	0%*	0%*	0%*	0%*
Fund Performance	-100% + Defined Distribution Rate**	-50% + Defined Distribution Rate**	-35% + Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**

*           The FLEX Options’ performance includes the premium received by the Fund for selling such options, which is not reflected in this figure, but is included in the Defined Distribution Rate indicated below.

**         The Fund’s performance is equal to the Defined Distribution Rate minus the losses experienced by the U.S. Equity Index that exceed the Barrier, if any. The Defined Distribution Rate is set on the first day of the Outcome Period and is 6.33% prior to taking into any account fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.54%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Defined Distribution Rate, and therefore the performance delivered by the Fund to the Fund’s shareholders.

The Defined Distribution Rate.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the course of the Outcome Period is the Defined Distribution Rate, less the Initial Breach Losses or Full Breach Losses, as applicable, if the losses of the U.S. Equity Index exceed the Barrier at the end of the Outcome Period (in comparison to the market value of the U.S. Equity Index at the commencement of the Outcome Period). The Defined Distribution Rate, which is paid out via the Defined Distributions, is determined at the commencement of each Outcome Period and represents the expected payment rate an investor can achieve from an investment in Shares over the duration of the Outcome Period, however such payment rate is not guaranteed. The Defined Distribution Rate is the result of the premiums received from the Fund’s sold FLEX Options and the income received by the Fund through its investments in U.S. Treasuries. The Defined Distribution Rate is calculated against the Fund’s NAV per Share at the commencement of the Outcome Period and is only representative to shareholders who invest in Shares at this NAV per Share. If a shareholder purchases Shares at a market price that differs from that of the NAV per Share at the commencement of the Outcome Period, such shareholder will experience a different rate than the Defined Distribution Rate.

During each Outcome Period, the Fund will purchase and sell FLEX Options and use the proceeds from the sale of Shares to purchase U.S. Treasuries. The amount of premiums the Fund receives for selling FLEX Options as well as the interest rate for the U.S. Treasuries, and therefore the Defined Distribution Rate of the Fund, will be dependent upon prevailing market conditions at the time the Fund enters into the FLEX Options and purchases U.S. Treasuries, most notably, current interest rates and volatility in the U.S. Equity Index. The Defined Distribution Rate for the current Outcome Period is 6.33% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is

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taken into account, the Defined Distribution Rate is 5.54%. The Defined Distribution Rate will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the purposes of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. The Defined Distribution Rate is also set forth on the Fund’s website at www.innovatoretfs.com/julj.

The Fund distributes the Defined Distribution Rate through the Defined Distributions. Defined Distributions are paid on the first business day of the month following the quarter-end (each a Distribution Date), to shareholders of record on the last business day of each March, June, September and December. The Defined Distribution Rate is only applicable to investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. The Defined Distribution Rate will remain constant for such investors over the course of a single Outcome Period. However, the Defined Distribution Rate will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Defined Distribution Rate and Defined Distributions should be considered before investing in the Fund. If an investor is considering purchasing Shares after the Outcome Period has commenced, and the Fund has already made some or all of its Defined Distributions, an investor purchasing Shares will not receive the same Defined Distribution Rate for the remainder of the Outcome Period but will still remain vulnerable to the entirely of the significant downside risks associated with the Barrier. In such an instance, the investor may experience significantly different Outcomes than those the Fund seeks to provide. There is no guarantee that the Fund will successfully achieve its investment objective.

The Barrier.    Fund shareholders are subject to all of the losses experienced by the U.S. Equity Index, however the Fund provides the Barrier such that investors will only experience losses if the U.S. Equity Index experiences losses that exceed the Barrier at the end of the Outcome Period. The Barrier is set at a level such that investors are not expected to experience losses against the first 30% of U.S. Equity Index losses over the course of the Outcome Period, to the extent the U.S. Equity Index decreases in value by 30% or less. The Barrier is provided irrespective of the Fund’s annual management fee, transaction fees and any extraordinary expenses incurred by the Fund, however any losses that an investor experiences in relation to the Barrier will be reduced by the Fund’s annual management of 0.79% and further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period and it therefore should not be expected that the Barrier will be provided at any point prior to the last day of the Outcome Period. Investors purchasing Shares after the commencement of the Outcome Period at a point in which the U.S. Equity Index has changed in value will impact the amount of losses that may be experienced by the U.S. Equity Index before the Barrier is met. While the Fund seeks to provide the Barrier for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. There is no limit on losses the Fund could experience, and an investor may lose its entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

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The structure of the Fund’s FLEX Options is such that if at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier, the Fund will begin to experience losses starting at the Barrier. The Fund will experience one of two loss profiles: “Initial Breach Losses” or “Full Breach Losses”. As further described below, the operation of the Fund’s FLEX Options portfolio is such that, at the end of an Outcome Period, if U.S. Equity Index losses measured over the Outcome Period exceed the Barrier (30%) but are less than 31%, the Fund will experience, prior to the payment of any Distributions, accelerated losses from 0% to 31%. If, at the end of the Outcome Period, U.S. Equity Index losses measured over the Outcome Period exceed 31%, the Fund will experience, prior to the payment of any Distributions, one-to-one losses of the U.S. Equity Index.

•   Initial Breach Losses.    Initial Breach Losses occur when the U.S. Equity Index has exceeded the Barrier, but by an amount less than or equal to 31%. Initial Breach Losses occur as a result of the combination of the Fund’s put option spreads as well as the sold put option contract. Specifically, the Fund invests in a package of 30 put option spreads that provide losses of up to 1% for each spread while simultaneously selling a put FLEX Option that provides one-to-one downside exposure starting at 30% of U.S. Equity Index losses. If the U.S. Equity Index has exceeded the Barrier, but by an amount less than or equal to 31%, the Fund will experience the below losses over an Outcome Period, prior to the payment of Defined Distributions:

Outcome Period Initial and Full Breach Losses Profile

U.S. Equity Index Losses	Put Spread Losses	Put Losses	Fund Losses
-30.00%	0.00%	0.00%	0.00%
-30.25%	-7.25%	-0.25%	-7.50%
-30.50%	-15.00%	-0.50%	-15.50%
-30.75%	-22.50%	-0.75%	-23.25%
-31.00%	-30.00%	-1.00%	-31.00%
-32.00%	-30.00%	-2.00%	-32.00%

•   Full Breach Losses.    Full Breach Losses occur after U.S. Equity Index losses are equal to or exceed 31%. Full Breach Losses are a result of the Fund’s FLEX Options and expose the Fund to the extent of U.S. Equity Index Losses on a one-to-one basis over the course of the Outcome Period. As shown in the table above, if the U.S. Equity Index has exceeded 31%, the Fund’s put spread options will produce a loss of 30% and the Fund’s naked put FLEX Option will produce the remaining loss such that losses, in combination, will equal the losses of the U.S. Equity Index. There is no limit on losses the Fund can experience, and an investor may lose its entire investment.

The Barrier is measured at the end of the Outcome Period. While the Fund’s NAV is expected to move as a result in changes in the value of the Fund’s FLEX Options (which is dependent upon the movements of the U.S. Equity Index, among other reasons), the FLEX Options are European-style options and can only be exercised on the expiration date. Accordingly, the measuring value of the U.S. Equity Index is on the final day of the Outcome Period only, and therefore the Barrier is measured and effective only on the final day of the Outcome Period.

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Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and U.S. Treasuries, and another Outcome Period will commence.

Following the close of business on the last day of the Outcome Period, the Fund will disclose the Fund’s final Defined Distribution Rate (both gross and net of the unitary management fee) for the next Outcome Period on the Fund’s website, www.innovatoretfs.com. The Fund’s website will also provide information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and potential Outcomes related to the Barrier, of an investment in the Fund on a daily basis.

The Fund’s website, www.innovatoretfs.com/julj, provides information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and Barrier, of an investment in the Fund on a daily basis.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Defined Outcome Strategy Risk.    The Fund employs an income-oriented “defined outcome strategy”, and is therefore subject to certain unique risks, which are detailed below.

Barrier Risk.    The Fund establishes the Barrier based on the performance of the U.S. Equity Index over the duration of the Outcome Period, calculated from the commencement of the Outcome Period to its conclusion. The Fund begins to experience the entirety of the losses of the U.S. Equity Index if such losses breach the Barrier, through the Initial Breach Losses or Full Breach Losses, as applicable. To the extent the U.S. Equity Index decreases in value by 30% or less at the end of the Outcome Period, investors are not expected to experience the losses of the U.S. Equity Index. There is no guarantee that the Fund will be successful in its strategy to implement the Barrier and if the operationality of the Barrier fails, investors could experience losses of the U.S. Equity Index irrespective of the sought-after Barrier. Further, while the Fund subjects shareholders to Initial Breach Losses on an accelerated basis from 0% to 31% if the U.S. Equity Index experiences losses of between 30% to 31% and Full Breach Losses thereafter, such returns are not guaranteed, and if the FLEX Options fail to perform as expected, an investor could experience additional losses. A shareholder may lose its entire investment, prior to consideration of any Defined Distributions paid by the Fund. The effect of the Barrier is measured only at the end of the Outcome Period, regardless of whether the U.S. Equity Index has experienced losses that exceed the Barrier at any point

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during the Outcome Period. Although the effect of the Barrier is only measured at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier. In the event an investor purchases Shares after the commencement of the Outcome Period or sells Shares prior to the expiration of the Outcome Period, the Barrier that the Fund seeks to provide may be less or not available at all. In addition, the operationality of the Barrier is such that the Fund may experience dramatic changes in value of its NAV at the end of the Outcome Period, even if the changes in the U.S. Equity Index are minimal. If the U.S. Equity Index’s value is at or near the Barrier at the end of the Outcome Period, small changes in the value of the U.S. Equity Index could result in dramatic changes in the value of the FLEX Options and therefore the Fund’s NAV. Investors should understand these risks before investing in the Fund.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to Initial Breach Losses or Full Breach Losses, as applicable, if losses of the U.S. Equity Index exceeds the Barrier. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the U.S. Equity Index (relative to the initial value of the U.S. Equity Index at the commencement of the Outcome Period) despite being subject to all of the downside losses of the U.S. Equity Index after such losses exceed the Barrier. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as Fund will not experience any positive price returns of the U.S. Equity Index, if any, and the Fund would underperform the U.S. Equity Index to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

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Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the U.S. Equity Index and may underperform the U.S. Equity Index and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Barrier and Defined Distributions.

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FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the U.S. Equity Index’s price return has dropped below the Barrier. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the U.S. Equity Index. Depending on the value of the U.S. Equity Index at this time and its proximity to the Barrier, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the U.S. Equity Index. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the U.S. Equity Index’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the U.S. Equity Index’s price return, changes in interest rates, changes in the actual and implied volatility of the U.S. Equity Index, the Barrier and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 under the 1940 Act (“Rule 18f-4”) in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding

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its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

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U.S. Equity Index Risk.    Because the Fund is subject to the downside price returns of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier, the Fund is subject to the associated risks of the U.S. Equity Index. As such, the Fund may be subject to the following risks as a result of its exposure to the U.S. Equity Index through its usage of FLEX Options:

Equity Securities Risk.    The U.S. Equity Index tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the U.S. Equity Index. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the U.S. Equity Index invests in.

Information Technology Companies Risk.    The U.S. Equity Index is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The U.S. Equity Index tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the U.S. Equity Index has decreased below the Barrier. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the U.S. Equity Index. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the U.S. Equity Index. Further, small changes in the value of the U.S. Equity Index at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility

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levels of the U.S. Equity Index, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the U.S. Equity Index on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes or interpretations affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

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Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to sell) on Shares may widen.

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Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Barrier, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand

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forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a “regulated Investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. In addition, depending on the time during an

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Outcome Period at which a shareholder purchases Shares and the performance of the Fund’s assets, all or a portion of a Defined Distribution may be characterized as ordinary income, return of capital or capital gain when received by the shareholder. Such characterization will impact the tax consequences to the shareholder of the Defined Distribution and shareholders should understand the tax consequences of each characterization before investing in the Fund. In addition, the Fund’s NAV at the end of an Outcome Period will be decreased by the amount of any distribution that is characterized as capital gain.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of two broad-based market indices: the S&P 500 Total Return Index and the S&P 500 Price Index. Both indices have the same constituents in the same weights. However, the S&P 500 Total Return Index assumes that any dividends paid out by index constituents have been reinvested in the index and the S&P 500 Price Return Index, which measures only the price movements of index constituents, does not. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Calendar Year Total Returns as of 12/31
20%
10%
0%
-10%
-20%
6.02%
2024

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The Fund’s highest quarterly return was 1.94% (quarter ended September 30, 2024) and the Fund’s lowest quarterly return was 1.24% (quarter ended June 30, 2024).
Average Annual Total Return as of December 31, 2024
Innovator Premium Income 30 Barrier ETF™ – July	1 Year	Since Inception (6/30/2023)
Return Before Taxes	6.02%	6.80%
Return After Taxes on Distributions	3.68%	4.39%
Return After Taxes on Distributions and Sale of Fund Shares	3.71%	4.23%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	22.12%
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)	23.31%	20.37%

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Management

Investment Adviser

Innovator Capital Management, LLC (“Innovator” or the “Adviser”)

Investment Sub-Adviser

Milliman Financial Risk Management LLC

Portfolio Managers

The following persons serve as the portfolio managers of the Fund.

•   Robert T. Cummings — Principal, Senior Director, Head of Portfolio Management at Milliman

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Mr. Cummings has served in this capacity since the Fund’s inception in June 2023. Mr. Rosenfeld has served in this capacity since July 2024.

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Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at NAV only with authorized participants that have entered into agreements with the Fund’s distributor and only in Creation Units or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests. The Fund may issue and redeem Shares in exchange for cash at a later date but has no current intention of doing so. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.innovatoretfs.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, return of capital or capital gain. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), Innovator and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investor Suitability Considerations

You should only consider this investment if:	You should not consider this investment if:

•   you fully understand the risks inherent in an investment in Shares;

•   you desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you understand, and are willing to bear, that the Fund is subject to losses of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period;

•   you are willing to hold Shares for the duration of the Outcome Period in order to achieve the Outcomes that the Fund seeks to provide;

•   you fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Barrier;

•   you understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are willing to forgo any gains experienced by the U.S. Equity Index;

•   you understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the U.S. Equity Index’s proximity to the Barrier;

•   you understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you are willing to accept the risk of losing your entire investment; and

•   you have visited the Fund’s website and understand the investment outcomes available to you based upon the time of your purchase.

•   you do not fully understand the risks inherent in an investment in Shares;

•   you do not desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you do not understand and/or are unwilling to bear that the Fund is subject to the losses of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period;

•   you are not willing to hold Shares for the duration of the Outcome Period;

•   you do not fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Barrier;

•   you do not understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are unwilling to forgo any gains experienced by the U.S. Equity Index;

•   you do not understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the U.S. Equity Index’s proximity to the Barrier;

•   you do not understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you desire a level of protection and are unwilling to accept the risk of losing your entire investment; and

•   you have not visited the Fund’s website and do not understand the investment outcomes available to you based upon the timing of your purchase.

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Additional Information About the Fund’s Principal Investment Strategies

The Fund’s principal investment strategy seeks to produce the Outcomes based upon the Defined Distribution Rate and performance of the U.S. Equity Index. If the U.S. Equity Index increases in value over the course of the Outcome Period, or the U.S. Equity Index experiences losses that are less than the Fund’s sought-after protective Barrier over the course of the Outcome Period, the Fund is designed to provide Fund shareholders that hold Shares for the entire Outcome Period with returns that equal the Defined Distribution Rate. If the U.S. Equity Index experiences losses that exceed the Barrier over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Shares for the entire Outcome Period with the Defined Distribution Rate less the Initial Breach Losses or Full Breach Losses, as applicable. There is no guarantee that the Fund will be successful in its attempt to provide a Barrier. The Defined Distribution Rate is provided prior to taking into account annual Fund management fees equal to 0.79% of the Fund’s daily net assets, transaction fees and any extraordinary expenses incurred by the Fund. A portion of the Defined Distributions may be taxable as ordinary income, capital gains, or return of capital. The Fund will not benefit from any increases in the U.S. Equity Index over an Outcome Period but is subject to the possibility of experiencing the significant losses of the U.S. Equity Index if its price return falls below the Barrier. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of the U.S. Equity Index. The Fund intends to primarily use FLEX Options to implement its investment strategies, however, the Fund may use “over-the-counter” (“OTC”) option contracts if the Adviser deems such use to be advisable.

The reference asset for the option contracts utilized by the Fund will provide exposure to the U.S. Equity Index. The U.S. Equity Index tracks the price return of the S&P 500® Index, which is a large-cap, market-weighted, U.S. equities index that tracks the 500 leading companies in leading industries and is widely regarded as the best single gauge of large-cap U.S. equities. The U.S. Equity Index covers approximately 80% of available market capitalization. The U.S. Equity Index is rebalanced quarterly in March, June, September, and December. Milliman will determine whether the Fund’s option contracts will reference the U.S. Equity Index or the SPDR® S&P 500® ETF Trust at the commencement of each Outcome Period. Milliman expects that such determination will be based on the liquidity and pricing of such option contracts. The U.S. Equity Index is a price return index, meaning it tracks the prices of the constituents of the index, excluding dividends. The SPDR® S&P 500® ETF Trust is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests entirely in the S&P 500® Index. The Fund also invests in U.S. Treasuries, which will mature on approximately the last day of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), including the end of each Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The “Defined Distribution Rate” is an annualized payment rate established at the commencement of the Outcome Period that is the percentage of

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Defined Distributions per Share over an Outcome Period. The Defined Distribution Rate is based upon the Fund’s net asset value (“NAV”) at the commencement of each Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 6.33%, prior to taking into account any fees or expenses charged to shareholders.

Shareholders will also be subject to losses that exceed the Barrier, which is set at U.S. Equity Index losses that exceed 30% through Initial Breach Losses and Full Breach Losses. The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

* The Initial Breach Losses subject the Fund to U.S. Equity Index losses on an initial accelerated basis from 0% to 31% which will correspond to the U.S. Equity Index losses from 30% to 31%. The Full Breach Losses expose the Fund to one-to-one losses to the extent U.S. Equity Index Losses exceed 31%.

As described further in this prospectus, there are risks associated with an investment in the Fund and there is no guarantee the Fund achieve the Outcomes it seeks to provide. The Fund’s unique characteristics (i.e., the imperative of holding Shares for the entire Outcome Period, the Barrier and Defined Distribution Rate) distinguish it from other investment products and may make it an unsuitable some investors. Please also refer to the “Investor Suitability Considerations” table in this prospectus.

The Fund’s investment objective is considered non-fundamental and may be changed by the Board without shareholder approval. Additionally, the Fund may liquidate and terminate at any time without shareholder approval.

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Investment profile for Intra-Outcome Period Investors

The Fund is designed for shareholders who hold Shares for the entirety of the Outcome Period. If an investor purchases Shares after the Outcome Period has commenced or sells Shares prior to the Outcome Period’s conclusion, such investor will not receive the Outcomes sought to be delivered by the Fund, and will experience very different investment outcomes then the Fund seeks to provide. Further, investors who purchase Shares after the commencement of the Outcome Period will have a different effective Defined Distribution Rate as a result of any changes in the Fund’s NAV since the commencement of the Outcome Period and Defined Distributions for an Outcome Period already paid. Following the commencement of an Outcome Period, the Fund seeks to provide shareholders who hold shares for the entirety of the Outcome Period with Defined Distributions paid by the Fund over the duration of the Outcome Period on remaining Defined Distribution Dates. An investor is expected to have the following investment profile for the remainder of an Outcome Period if such investor purchases shares after the commencement of the Outcome Period:

Fund Investments

Principal Investments

FLEX Options

FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC option contracts positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

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The FLEX Options in which the Fund will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund will purchase and sell put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. The Fund will utilize cash-settled FLEX Options, meaning that in the event the FLEX Options are exercised, it will be required to deliver the cash value representing the difference between the strike price and the then-current price of the reference asset.

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the FLEX Options held by the Fund are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by Innovator as the “Valuation Designee” pursuant to Rule 2a-5 of the 1940 Act (“Rule 2a-5”) and approved by, and subject to the oversight of, the Board. The Fund will enter into FLEX Options contracts in accordance with Rule 18f-4 under the 1940 Act, which requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.

U.S. Treasury Securities

U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury that are backed by the full faith and credit of the United States Government.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s statement of additional information (“SAI”), which is available at www.innovatoretfs.com.

Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Principal Risks

Defined Outcome Strategy Risk.    The Fund employs an income-oriented “defined outcome strategy”, and is therefore subject to certain unique risks, which are detailed below.

Barrier Risk.    The Fund establishes the Barrier based on the performance of the U.S. Equity Index over the duration of the Outcome Period, calculated from the commencement of the Outcome Period to its conclusion. The Fund begins to experience the entirety of the losses of

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the U.S. Equity Index if such losses breach the Barrier, through the Initial Breach Losses or Full Breach Losses, as applicable. To the extent the U.S. Equity Index decreases in value by 30% or less at the end of the Outcome Period, investors are not expected to experience the losses of the U.S. Equity Index. There is no guarantee that the Fund will be successful in its strategy to implement the Barrier and if the operationality of the Barrier fails, investors could experience losses of the U.S. Equity Index irrespective of the sought-after Barrier. Further, while the Fund subjects shareholders to Initial Breach Losses on an accelerated basis from 0% to 31% if the U.S. Equity Index experiences losses of between 30% to 31% and Full Breach Losses thereafter, such returns are not guaranteed, and if the FLEX Options fail to perform as expected, an investor could experience additional losses. A shareholder may lose its entire investment, prior to consideration of any Defined Distributions paid by the Fund. The effect of the Barrier is measured only at the end of the Outcome Period, regardless of whether the U.S. Equity Index has experienced losses that exceed the Barrier at any point during the Outcome Period. Although the effect of the Barrier is only measured at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier. In the event an investor purchases Shares after the commencement of the Outcome Period or sells Shares prior to the expiration of the Outcome Period, the Barrier that the Fund seeks to provide may be less or not available at all. In addition, the operationality of the Barrier is such that the Fund may experience dramatic changes in value of its NAV at the end of the Outcome Period, even if the changes in the U.S. Equity Index are minimal. If the U.S. Equity Index’s value is at or near the Barrier at the end of the Outcome Period, small changes in the value of the U.S. Equity Index could result in dramatic changes in the value of the FLEX Options and therefore the Fund’s NAV. Investors should understand these risks before investing in the Fund.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to Initial Breach Losses or Full Breach Losses, as applicable, if losses of the U.S. Equity Index exceeds the Barrier. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the U.S. Equity Index (relative to the initial value of the U.S. Equity Index at the commencement of the Outcome Period) despite being subject to all of the downside losses of the U.S. Equity Index after such losses exceed the Barrier. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as the Fund will not experience any positive price returns of the U.S. Equity Index, if any, and the Fund would underperform the U.S. Equity Index to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is

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dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the U.S. Equity Index and may underperform the U.S. Equity Index and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater

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than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Barrier and Defined Distributions.

FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the U.S. Equity Index’s price return has dropped below the Barrier. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the U.S. Equity Index. Depending on the value of the U.S. Equity Index at this time and its proximity to the Barrier, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the U.S. Equity Index. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the U.S. Equity Index’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the U.S. Equity Index’s price return, changes in interest rates, changes in the actual and implied volatility of the U.S. Equity Index, the Barrier and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic

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events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. Option contracts may also involve the use of leverage, which could result in greater price volatility than other markets. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its

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consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

U.S. Equity Index Risk.    Because the Fund is subject to the downside price returns of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier, the Fund is subject to the associated risks of the U.S. Equity Index. As such, the Fund may be subject to the following risks as a result of its exposure to the U.S. Equity Index through its usage of FLEX Options:

Equity Securities Risk.    The U.S. Equity Index tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the U.S. Equity Index. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the U.S. Equity Index invests in.

Information Technology Companies Risk.    The U.S. Equity Index is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The U.S. Equity Index tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

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Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the U.S. Equity Index has decreased below the Barrier. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the U.S. Equity Index. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the U.S. Equity Index. Further, small changes in the value of the U.S. Equity Index at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the U.S. Equity Index, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the U.S. Equity Index on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient

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number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Values of securities may change due to factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of securities. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s investments and could result in disruptions in the trading markets. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors or other economic, political, or regulatory developments, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could result in disruptions to trading markets and could also adversely affect the prices and liquidity of a Fund’s holdings. Any of such circumstances could result in increased market volatility and/or have a materially negative impact on the value of Shares or the liquidity of an investment. During any such events, Shares may trade at greater premiums or discounts to their NAV and the bid/ask spread on Shares may widen. The future potential economic impact of any such future events is impossible to predict and could result in adverse market conditions that impact the performance of the Fund.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

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Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). Authorized participants are not obligated to make a market in Shares or submit orders for the issuance or redemption of Creation Units. To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

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Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Barrier, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The Fund’s NAV represents the value of the Fund’s investments and is calculated by taking the sum of the Fund’s assets less the Fund’s liabilities, if any. The NAV per Share is the value of a Share’s portion of all of the Fund’s net assets. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV. Additionally, decisions by market makers and/or authorized participants or reduced effectiveness of the arbitrage process in maintaining the relationship of the Fund’s NAV to the market price of its Shares could result in the Shares trading at a premium, or discount to NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or

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redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a RIC, however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. In addition, depending on the time during an Outcome Period at which a shareholder purchases Shares and the performance of the Fund’s assets, all or a portion of a Defined Distribution may be characterized as ordinary income, return of capital or capital gain when received by the shareholder. Such characterization will impact the tax consequences to the shareholder of the Defined Distribution and shareholders should understand the tax consequences of each characterization before investing in the Fund. In addition, the Fund’s NAV at the end of an Outcome Period will be decreased by the amount of any distribution that is characterized as capital gain.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value

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of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. The Fund’s Valuation Procedures adopted Innovator as Valuation Designee (as reviewed, approved, and subject to the oversight of the Board) complies with Rule 2a-5 under the 1940 Act. Pursuant to Rule 2a-5, the Board oversees the implementation of the Valuation Procedures. While the Fund’s program is designed to contemplate the specific risks of the Fund, there is no guarantee the program will adequately do so each time, and value may not be properly selected for the Fund.

Management of the Fund

The Fund is a series of Innovator ETFs® Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Innovator Capital Management, LLC, 200 W. Front Street, Wheaton, Illinois 60187, serves as the Fund’s investment adviser. In its capacity as Adviser, Innovator has overall responsibility for selecting and monitoring the Fund’s investments and managing the Fund’s business affairs. Innovator serves as investment adviser to 150 exchange-traded funds, each of which is organized as a separate series of the Trust, a registered management investment company.

Investment Sub-Adviser

Milliman Financial Risk Management LLC, 71 South Wacker Drive, 31st Floor, Chicago, Illinois 60606, serves as the Fund’s investment sub-adviser. Milliman has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Managers

Robert T. Cummings and Jordan B. Rosenfeld serve as the Fund’s portfolio managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.

•   Robert T. Cummings — Principal, Senior Director and Head of Portfolio Management at Milliman.    Mr. Cummings has served in this role since 2007. Mr. Cummings has more than 13 years of experience as a trader with a primary focus on options. Prior to joining Milliman, he was involved in various proprietary trading strategies and was a portfolio manager of associated derivatives funds. These strategies included volatility arbitrage, global macro, and high-frequency trading. Entities at which Mr. Cummings has previously worked include Citadel Investment Group, TradeNet (as a primary market maker on the Chicago Board Options Exchange), KCM Group and Spyglass Capital Management.

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman.    Mr. Rosenfeld joined Milliman in 2018 as a trader and in 2021 was promoted to ETF Portfolio Manager. Mr. Rosenfeld is responsible for implementing derivatives strategies in exchange-traded

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funds, mutual funds, and unit investment trusts. He has more than nine years of experience in capital markets with a focus on derivatives portfolio management and multi-asset strategy. Prior to joining the firm, Mr. Rosenfeld was a global macro portfolio manager at Gelber Group.

For additional information concerning Innovator and Milliman, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares may also be found in the SAI.

Management Fee

Pursuant to an investment advisory agreement between Innovator and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Innovator in an amount equal to 0.79% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Innovator for the services it provides to the Fund. Out of the unitary management fee, Innovator pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Innovator is not responsible for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Pursuant to an investment sub-advisory agreement between Innovator, Milliman and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Innovator has agreed to pay an annual sub-advisory fee to Milliman in an amount based on the Fund’s average daily net assets. Innovator is responsible for paying the entirety of Milliman’s sub-advisory fee. The Fund does not directly pay Milliman.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR for the fiscal period ended October 31, 2024.

Manager of Managers Structure.    The Fund and Innovator have received an exemptive order from the SEC to operate under a manager of managers structure that permits Innovator, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, Innovator has ultimate responsibility, subject to oversight by the Board, for overseeing the Fund’s sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Fund or Innovator.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to any sub-adviser or the sub-advisory agreement. The Manager of Managers

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Structure does not permit an increase in the advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to any sub-adviser or a sub-advisory agreement within 90 days of the change.

Additional Information Relating to the Declaration of Trust

The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) provides that by virtue of becoming a shareholder of the Trust, each shareholder is bound by the provisions of the Declaration of Trust. Subject to the provisions of the Declaration of Trust, the Board may, subject to the requisite vote, engage in and prosecute, defend, compromise, abandon, or adjust, by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims, and demands relating to the Trust. The Board may, in the exercise of their or its good faith business judgment, dismiss any action, suit, proceeding, dispute, claim or demand, derivative or otherwise, brought by a shareholder in its own name or in the name of the Trust. The Declaration of Trust further provides a detailed process for the bringing of derivative actions by shareholders. Prior to bringing a derivative action, a written demand by the complaining shareholder must first be made on the Board to bring the subject action unless an effort to cause the Board to bring such action is excused. A demand on the Board shall only be excused if a majority of the Board a material personal financial interest in the subject action.

There may be questions regarding the enforceability of these provisions based on certain interpretations of the Securities Act of 1933 Act, as amended, the Securities Exchange Act of 1934, as amended and the 1940 Act. However, the Declaration of Trust provides if any provision shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to that provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of the Declaration of Trust. The provisions of the Declaration of Trust are not intended to restrict any shareholder rights under the federal securities laws and do not mandate the adjudication of federal securities laws claims through arbitration

How to Buy and Sell Shares

The Fund will issue or redeem its Shares at NAV per Share only in Creation Units. Most Fund shareholders will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. Share prices are reported in dollars and cents per Share. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, a Fund Shareholder may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized participants may acquire Shares directly from the Fund, and authorized participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units, and in accordance with the procedures described in the SAI.

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Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange is based on market price and may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions (“market timing”), and has adopted no policies and procedures with respect to market timing activities. In making this determination, the Board considered the risks associated with market timing activities by the Fund’s shareholders, including, dilution, disruption of portfolio management, increases in the Fund’s trading costs and the potential for the realization of capital gains.

Shares may be purchased and redeemed directly from the Fund only when aggregated into one or more Creation Units by authorized participants that have entered into agreements with the Fund’s distributor. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares detailed above. To the extent the Fund may effect the issuance or redemption of Creation Units in exchange wholly or partially for cash, such trades could result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objectives, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by authorized participants increases. However, direct trading by authorized participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Fund reserves the right to not accept orders from authorized participants that Innovator has determined may be disruptive

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to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use as the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

The Fund intends to continue to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information only. You should consult your own tax advisor about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•   the Fund makes distributions,

•   you sell your Shares listed on the Exchange, and

•   you purchase or redeem Creation Units.

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To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. The Fund intends to treat any income that it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

Taxes on Distributions

The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Shares, which could result in you having to pay higher taxes in the future when Shares are sold, even if you sell the Shares at a loss from your original investment. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding them for six months or less,

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the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

An election may be available to shareholders to defer recognition of the gain attributable to a capital gain dividend if they make certain qualifying investments within a limited time. Shareholders should talk to their tax advisor about the availability of this deferral election and its requirements. The Fund’s positions in FLEX Options may reduce the amount of long-term capital gains, and thus, reduce the amount of distributions eligible to be capital gain dividends.

Taxes on Exchange Listed Shares

If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

Taxes and Purchases and Redemptions of Creation Units

If you exchange securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and any cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of the FLEX Options

The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market but will be subject to the straddle rules.

However, the Fund’s investments in offsetting positions with respect to the U.S. Equity Index may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may

47

be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax (“backup withholding”) from dividends and capital gains distributions paid to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify to the Fund that he or she is not subject to backup withholding. The current backup withholding rate is 24%. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will generally be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below.

However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions

48

are met. Amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Distributions to, and gross proceeds from dispositions of Shares by, (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners may be subject to a U.S. withholding tax of 30%. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Distributions and Taxes” in the SAI for more information.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

Net Asset Value

US Bancorp Fund Services LLC (“USBFS”), the Fund’s administrator and fund accounting agent, calculates the Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. E.S.T.) every day the New York Stock Exchange is open. The NAV for one Share is the value of that Share’s portion of the net assets of the Fund, which is calculated by taking the market price of the Fund’s total assets, including any interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent is the NAV per Share.

Section 2(a)(41) of the 1940 Act provides that when a market quotation is readily available for a fund’s portfolio investments, such investment must be valued at the market value. Rule 2a-5 under the 1940 Act defines a readily available market quotation as “a quoted price (unadjusted) in active markets for identical investments that the fund can access at a measurement date, provided that a quotation will not be readily available if it is not reliable.” If a market quotation is not “readily available” the portfolio investment must be fair valued as determined in good faith by a fund’s board of trustees. Rule 2a-5 allows a fund’s board of trustees to designate the fund’s investment adviser as the “valuation designee” to perform fair value determinations subject to certain conditions. In accordance with Rule 2a-5, the Board has appointed Innovator as the “Valuation Designee” for the Fund’s portfolio investments. Investments will be fair valued as determined in good faith in accordance with the policies and procedures established by Innovator as the Valuation Designee

49

pursuant to Rule 2a-5 and approved by, and subject to the oversight of, the Board of Trustees. As a general principle, “fair value” represents a good faith approximation of the value of a portfolio investment and is the amount the Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. The use of fair value prices may result in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. While the Valuation Procedures (defined below) are intended to result in the Fund’s NAV calculation that fairly reflects the values as of the time of pricing, the fair value determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.

FLEX Options listed on an exchange (e.g., Cboe) will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Fund’s option has a same-day market trading price, this same-day market trading price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Sub-Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s NAV. If either pricing vendor is not available to provide a model price for that day, the value of a FLEX option will be determined by Innovator as Valuation Designee in accordance with the Valuation Procedures. In instances where in the same trading day, a particular FLEX Option is represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or a redemption unit), for valuation purposes that trading day the Fund will default to use the trade price for both instances, rather than the model price otherwise available for the in-kind transaction.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price.

Exchange-traded options (other than FLEX Options) and futures contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be valued at fair value. Any fair value determination will be made in accordance with the policies and procedures established by Innovator as Valuation Designee in accordance with Rule 2a-5.

USBFS may obtain all market quotations used in valuing securities from a third-party pricing service vendor (a “Pricing Service”). If no quotation can be obtained from a Pricing Service, then USBFS will contact Innovator. Innovator is responsible for establishing the valuation of portfolio

50

securities and other instruments held by the Fund in accordance with the pricing and valuation procedures adopted by the Board (the “Valuation Procedures”). Innovator will then attempt to obtain one or more broker quotes for the security daily and will value the security accordingly.

If no quotation is available from either a Pricing Service, or one or more brokers, or if Innovator has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by Innovator in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following: (a) the type of security; (b) the size of the holding; (c) the initial cost of the security; (d) transactions in comparable securities; (e) price quotes from dealers and/or pricing services; (f) relationships among various securities; (g) information obtained by contacting the issuer, analysts, or the appropriate stock exchange; (h) an analysis of the issuer’s financial statements; and (i) the existence of merger proposals or tender offers that might affect the value of the security.

With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell Shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its Shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

For more information about how the Fund’s NAV is determined, please see the section in the SAI entitled “Determining Offering Price and Net Asset Value.”

Fund Service Providers

US Bancorp Fund Services LLC is the administrator and transfer agent for the Trust. U.S. Bank, N.A. serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

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Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information showing the number of days the market price of Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.innovatoretfs.com.

Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Rule 12d1-4 under the 1940 Act provides the requirements under which an investment company may invest in securities of another investment company beyond the limits prescribed in Section 12(d)(1) of the 1940 Act. Any investment by another investment company in the Fund, or by the Fund in another investment company, must comply with Rule 12d1-4 in order to exceed the limits contained in Section 12(d)(1).

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. The total returns in the table represent how much an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single Fund Share. The information below has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR, which is available upon request.

Innovator ETFs® Trust

Financial Highlights

Innovator Premium Income 30 Barrier ETF™ — July

		Investment Operations:			Less Distributions From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total From Investment Operations	Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
10/31/2024	$24.77	$1.11	$0.60	$1.71	$(1.32)	$(0.22)	$—	$(1.54)
10/31/2023(e)	$24.73	$0.39	$0.02	$0.41	$(0.34)	$—	$(0.06)	$(0.40)
						Supplemental Data and Ratios
For the Year Ended	ETF Transaction Fees Per Share		Net Asset Value, End of Year	Total Return		Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)
10/31/2024	$—	(g)	$24.94	7.07%		$23,695	0.79%	4.44%	—%
10/31/2023(e)	$0.03		$24.77	1.79	%(f)	$28,487	0.79%	4.77%	—	%(f)

(a)      Net investment income per share has been calculated based on average shares outstanding during the year.

(b)      Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)      Portfolio turnover rate excludes in-kind transactions.

(d)      Annualized for periods less than one year.

(e)      Inception date of the Fund was June 30, 2023.

(f)      Not annualized for periods less than one year.

(g)      Amount represents less than $0.005 per share.

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Innovator Premium Income 30 Barrier ETF™ — July

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund’s most recent SAI, annual or semi-annual reports and certain other information such as Fund financial statements are available free of charge by calling the Fund at (800) 208-5212, on the Fund’s website at www.innovatoretfs.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Innovator Capital Management, LLC 200 W. Front Street Wheaton, Illinois 60187 (800) 208-5212 www.innovatoretfs.com	SEC File #: 333-146827 811-22135

Prospectus

Innovator Premium Income 40 Barrier ETF™ — July

(Cboe BZX — JULQ)

February 28, 2025

Innovator Premium Income 40 Barrier ETF™ — July (the “Fund”) is a series of
Innovator ETFs® Trust (the “Trust”) and is an actively managed ETF.

• The Fund invests in FLexible EXchange Options (“FLEX Options”) that reference the S&P 500® Price Return Index (the “U.S. Equity Index”) and U.S. Treasury bills (“U.S. Treasuries”) to employ an income-oriented “defined outcome strategy.” Defined outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The outcomes sought by the Fund, which include the defined distributions and barrier discussed below (the “Outcomes”), are contingent on the performance of the U.S. Equity Index’s price return and the yield of the U.S. Treasuries over an approximately one-year period from July 1 through June 30 of the following year (the “Outcome Period”). The current Outcome Period is from July 1, 2024 through June 30, 2025. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another Outcome Period will begin. The Fund and the sought-after Outcomes are designed for shareholders who invest from the commencement of the Outcome Period through the end of the Outcome Period. If an investor purchases shares of the Fund (“Shares”) after the Outcome Period has begun or sells Shares prior to the expiration of the Outcome Period, the investment outcomes experienced by such investor will differ from the Fund’s sought-after Outcomes. There is no guarantee that the Outcomes for an Outcome Period will be realized.

•   As further described in this Prospectus, the Fund’s principal investment strategy seeks to provide the following investment profile over each Outcome Period:

•   Defined Distributions:    The Fund seeks to provide shareholders distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 5.76% prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each March, June, September and December will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). The Defined Distribution Rate is applicable only to those investors who hold Shares for an entire Outcome Period and is not guaranteed. See “Principal Investment Strategies – Fund Portfolio”.

•   Barrier:    The Fund seeks to provide an investment “barrier” — an investment strategy whereby a payoff depends upon whether an underlying asset or index has breached a predetermined performance level. For each Outcome Period, the Fund will establish a barrier against losses for shareholders that is based upon the performance of the U.S. Equity Index over the duration of each Outcome Period, whereby shareholders are not expected to experience losses over the course of an Outcome Period if the market value of the U.S. Equity Index decreases by 40% or less, calculated from the commencement of the Outcome Period to the final day of the Outcome Period (the “Barrier”). Shareholders will be subject to the entirety (i.e., one-to-one exposure) of the downside of the U.S. Equity Index’s performance calculated from the commencement of the Outcome Period to the final day of the Outcome Period if, at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier. At the conclusion of each Outcome Period, the Fund will establish a new Barrier (i.e., beginning at 40% of U.S. Equity Index losses) for the next Outcome Period. The Barrier level beginning at 40% of losses of the U.S. Equity Index will remain constant from one Outcome Period to the next. Please note, the operation of the Barrier is not guaranteed. Unlike other funds that utilize defined outcome investment strategies, the Fund does not provide a buffer against all U.S. Equity Index losses or a floor that provides a maximum amount of U.S. Equity Index losses. As a result, an investor can lose its entire investment prior to consideration of any Defined Distribution payments. As further described in this prospectus, shareholders will be subject to “Initial Breach Losses” and “Full Breach Losses” with respect to the Barrier. See “Principal Investment Strategies – The Barrier” for additional information.

•   Outcomes:    The Fund is designed to provide investors with Outcomes for each Outcome Period that is equal to the Defined Distribution Rate, less the losses experienced by the U.S. Equity Index if such losses exceed the Barrier at the end of the Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced a positive price return, or price return losses that are less than the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the U.S. Equity Index has experienced losses at the end of the Outcome Period that exceed the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value reflecting the losses experienced by the U.S. Equity Index losses, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the U.S. Equity Index over each Outcome Period.

Investors that purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. See “Principal Investment Strategies – General Strategy Description and – Intra-Outcome Period”.

•   The Outcomes are provided prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets are considered, the Defined Distribution Rate is 4.97%. In addition, any loses that an investor experiences in relation to the Barrier will be reduced by the Fund’s annual management of 0.79%. The Outcomes will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

•   The Fund’s FLEX Options positions will not provide upside exposure to the price return of the U.S. Equity Index and therefore the Fund will not participate in any increases in the price return of the U.S. Equity Index over the duration of the Outcome Period. Notwithstanding the above, the Fund is subject to the possibility of experiencing the significant losses of the U.S. Equity Index if its price return falls below the Barrier. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of U.S. Equity Index.

•   The Outcomes may only be realized by investors who hold Shares at the outset of the Outcome Period and continue to hold such Shares until the conclusion of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes on the last day of each Outcome Period. It should not be expected that the Outcomes, including the net effect of the Fund’s annual management fee on the Outcomes, will be provided at any point prior to the last day of the Outcome Period. Investors considering purchasing Shares after the Outcome Period has begun or selling Shares prior to the end of the Outcome Period should visit the website referenced below to fully understand the potential Outcomes.

•   The Fund’s website, www.innovatoretfs.com/julq, provides important Fund information (including, among other items, Outcome Period start and end dates, information relating to the Defined Distributions, the Defined Distribution Rate and the potential Outcomes related to the Barrier), as well information relating to the potential outcomes of an investment in the Fund on a daily basis. If you are contemplating purchasing Shares, please visit the Fund’s website.

Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund. The Fund has characteristics unlike many other traditional investment products and may not be suitable for all investors.

The Fund lists and principally trades its Shares on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices may differ to some degree from the net asset value of Shares. Unlike mutual funds, the Fund issues and redeems Shares at NAV only in large blocks of Shares called “Creation Units.” The Fund is a series of the Trust and is an actively managed exchange-traded fund organized as a separate series of a registered management investment company.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Innovator Premium Income 40 Barrier ETF™ – July

Investment Objective

The Fund seeks to provide investors, over the period from July 1, 2024 to June 30, 2025, with an investment that provides a high level of income through a Defined Distribution Rate of 5.76% (prior to taking into account management fees and other fees) and that is not subject to any losses experienced by the U.S. Equity Index that are at or below a 40% Barrier and is subject to initial losses experienced by the U.S. Equity Index beginning at the 40% Barrier and to the full extent of U.S. Equity Index losses on a one-to-one basis beginning at 41%.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.79%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.
	1 Year	3 Years	5 Years	10 Years
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:	$81	$252	$439	$978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

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Principal Investment Strategies

General Strategy Description.    The Fund is an actively managed exchange-traded fund (“ETF”) that invests in U.S. Treasury bills (the “U.S. Treasuries”) and FLexible EXchange® Options (“FLEX Options”) that use as a reference asset a broad-based U.S. equity index, specifically the S&P 500® Price Return Index (the “U.S. Equity Index”). Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand the characteristics of the Fund before making an investment in the Fund. As described further below, the Fund differs from other funds that utilize a defined outcome investment strategy. The Fund does not provide a buffer against all U.S. Equity Index losses or a floor that provides a maximum amount of U.S. Equity Index losses. As a result, an investor can lose its entire investment prior to consideration of any Defined Distribution payments. As further described below, the Fund’s principal investment strategy seeks to provide the following investment profile over an approximately one-year period from July 1 to June 30 of the following year (the “Outcome Period”):

•   Defined Distributions:    The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 5.76%, prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is based on market conditions at the onset of the Outcome Period and is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each March, June, September and December will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Defined Distribution Rate” for additional information.

•   Barrier:    The Fund seeks to provide an investment “barrier” — an investment strategy whereby a payoff depends upon whether an underlying asset or index has breached a predetermined performance level. For each Outcome Period, the Fund will establish a barrier against losses for shareholders that is based upon the performance of the U.S. Equity Index over the duration of each Outcome Period, whereby shareholders are not expected to experience losses over the course of an Outcome Period if the market value of the U.S. Equity Index decreases by 40% or less, calculated from the commencement

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of the Outcome Period to the final day of the Outcome Period (the “Barrier”). If at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier, the Fund will experience one of two loss profiles:

•   If at the conclusion of the Outcome Period the market value of the U.S. Equity Index has decreased in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period in an amount that is greater than the Barrier (40%) but less than or equal to 41%, the Fund will be subject to U.S. Equity Index losses on an accelerated basis from 0% to 41%, which will correspond to the U.S. Equity Index losses from 40% to 41% (the “Initial Breach Losses”). See “Principal Investment Strategies — The Barrier — Initial Breach Losses.”

•   If at the conclusion of the Outcome Period the market value of the U.S. Equity Index decreases in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period in an amount that is greater than 41%, the Fund will be subject to the full extent of U.S. Equity Index losses on a one-to-one basis (the “Full Breach Losses”). See “Principal Investment Strategies — The Barrier — Full Breach Losses.”

At the conclusion of each Outcome Period, the Fund will establish a new Barrier (i.e., beginning at 40% of U.S. Equity Index losses) for the next Outcome Period. The Barrier level beginning at 40% of losses of the U.S. Equity Index and the level at which Full Breach Losses commence (41%) will each remain constant from one Outcome Period to the next. There is no guarantee that the Fund will be successful in its attempt to implement the Barrier. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Barrier” for additional information.

•   Outcomes:    The pre-determined outcomes sought by the Fund, which include the Defined Distributions and the Barrier (the “Outcomes”) are designed to provide investment performance for each Outcome Period that is equal to the Defined Distribution Rate, less the Initial Breach Losses or Full Breach Losses, as applicable, if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced (in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period) a positive price return, or price return losses that are less than the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the U.S. Equity Index has experienced losses at the end of the Outcome Period that exceed the Barrier (in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period), the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value equal to the Initial Breach Losses or Full Breach Losses, as applicable, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the U.S. Equity Index over the Outcome Period. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Outcome Period” for additional information. The Fund and the sought-after Outcomes are designed for shareholders who invest and hold Shares from the commencement of the Outcome Period through the end of the Outcome Period. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome

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Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. If an investor purchases Shares after the Outcome Period has begun or sells Shares prior to the conclusion of the Outcome Period, the Outcomes experienced by the investor will differ from the Fund’s sought-after Outcomes. See “Principal Investment Strategies – Intra-Outcome Period”.

The Fund seeks a high level of income that exceeds an investment in U.S. Treasuries with premiums generated from the Fund’s FLEX Options positions. As further described below, the Fund will purchase U.S. Treasuries and enter into a series of FLEX Option contracts that provides additional income to the Fund by virtue of premiums received from sold FLEX Options. The Fund is designed to provide Defined Distributions based on a Defined Distribution Rate that is established at the commencement of each Outcome Period. The Defined Distribution Rate is based upon prevailing market conditions for both the U.S Treasuries and the FLEX Options on the first day of the Outcome Period and will be further reduced by the Fund’s annual management fees, any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the current Outcome Period, the Defined Distribution Rate is 5.76% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 4.97%. While the Defined Distribution Rate is expected to remain constant over the Outcome Period for shareholders who hold Shares continuously from the commencement of the Outcome Period until its conclusion, the Defined Distribution Rate is not guaranteed. The Defined Distribution Rate is based on the NAV per Share at the commencement of the Outcome Period and any shareholders that initially invest at a Share price that differs from this NAV will not experience the Defined Distribution Rate. Because the Defined Distribution Rate is based upon prevailing market conditions at the beginning of an Outcome Period, the Defined Distribution Rate will rise or fall from one Outcome Period to the next.

Fund shareholders also will be subject to losses experienced by the U.S. Equity Index if the U.S. Equity Index experiences losses from the commencement of the Outcome Period to its conclusion that exceed the Barrier. The Fund will seek to set the Barrier at 40% of U.S. Equity Index losses at the end of each Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced a positive price return, or price return losses that are less than the Barrier, the Fund will not experience any of the losses of the U.S. Equity Index and is designed to provide returns that equal the Defined Distribution Rate. However, if the U.S. Equity Index has decreased in value below the Barrier at the end of the Outcome Period, the Fund’s investments will generate Outcomes that equal the Defined Distribution Rate less the Initial Breach Losses or Full Breach Losses, as applicable. The Fund will not benefit from any increases in the U.S. Equity Index over the course of an Outcome Period but is subject to the possibility of significant losses experienced by the U.S. Equity Index if the value of the U.S. Equity Index drops below the Barrier at the end of the Outcome Period. A shareholder could lose its entire investment. The Fund will not receive or benefit from any dividend payments made by the constituents of the U.S. Equity Index.

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The current Outcome Period is from July 1, 2024 through June 30, 2025. Upon the conclusion of the Outcome Period, the Fund will receive the value of its investments in the U.S. Treasuries upon the maturity of such U.S. Treasuries and deliver cash owed on its FLEX Options positions, if any. At the commencement of the new Outcome Period, the Fund will enter into new FLEX Options with an expiration date of approximately one year and invest in U.S Treasuries with maturity dates on or about each Distribution Date, the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period. The Outcomes may only be realized by shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. See “Principal Investment Strategies – Intra-Outcome Period” and “Principal Investment Strategies – The Outcome Period” for additional information.

Fund Portfolio.    The Fund’s investment sub-adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”) will pursue the Fund’s investment objective through the combination of FLEX Options positions that reference the U.S. Equity Index and in U.S. Treasuries. As further described below, the Fund will invest proceeds from investments in the Fund, together with the FLEX Options premium net proceeds, in U.S. Treasuries in seeking to provide the Defined Distribution Rate.

FLEX Options are exchange-traded option contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. See “Principal Risks – Derivatives Risk – FLEX Options Risk”. The Fund’s FLEX Options positions have expiration dates on or about the final date of the Outcome Period. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option contract the right to buy or sell a particular asset at a specified future date at an agreed upon price. An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the seller of the put option contract (i.e., the “writer”) the obligation to buy (if the option is exercised), a specified amount of an underlying security at a pre-determined price (the strike price). The FLEX Options used by the Fund are European-style option contracts, meaning that the FLEX Options may only be exercised on the expiration date. The FLEX Options are not guaranteed to perform as expected. See “Principal Risks – Barrier Risk” and “Principal Risks – Derivatives Risk – FLEX Options Risk” below for additional information. Each of the FLEX Options sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options sold on the first day of the Outcome Period. The reference asset for the Fund’s FLEX Options positions is the U.S. Equity Index. The U.S. Equity Index is a large-cap, market-weighted, U.S. equities index that tracks the price return of the 500 leading companies in leading industries, excluding dividends. Through its use of FLEX Options that provide exposure to the U.S. Equity Index, the Fund has significant exposure to companies in the information technology sector. For more information on the U.S. Equity Index, please see the section of the prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The Fund also purchases U.S. Treasuries that align with the quarterly Distribution Dates for the effective management of the Fund’s portfolio and Defined Distributions, with the majority of the Fund’s assets invested in U.S. Treasuries that expire on or about the final Distribution Date at

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the conclusion of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

The below chart represents the Fund’s investment portfolio and related investment function of each component.

Innovator Premium Income 40 Barrier ETF – Fund Holdings

Portfolio Investment	Investment Terms	Investment Function	Investment Maturities/Expirations
U.S. Treasuries	Investments in the Fund and premiums generated from the Fund’s put FLEX Option positions are invested in U.S. Treasury bills supported by full faith and credit of U.S. Government	Treasury Income	Quarterly to align with the Defined Distributions, including the final day of the Outcome Period
Sold Put FLEX Option Contract on U.S. Equity Index

Fund sells an out-of-the-money put FLEX Option (i.e., the strike price is less than the current asset price) at 60% of then-current value of the U.S. Equity Index at the beginning of the outcome Period

Premium generated from selling put FLEX Option which is subsequently invested in U.S. Treasuries

Position provides one-to-one downside exposure to the U.S. Equity Index starting at 60% of the then-current value of the U.S. Equity Index

Final day of the Outcome Period
Put Spread FLEX Option Contracts on U.S. Equity Index

Fund sells and purchases a package of 40 put FLEX Option contracts at approximately 60% and approximately 59%, respectively of then-current value of the U.S. Equity Index at the beginning of the Outcome Period

		Net premiums generated from the put spread are subsequently invested in U.S. Treasuries Positions provide the Barrier, Initial Breach Losses, and Full Breach Losses	Final day of the Outcome Period

The Sub-Adviser seeks to specifically select the strike price for each FLEX Option contract held by the Fund such that if the FLEX Options were exercised on the expiration date (the final day of the Outcome Period), the Fund’s portfolio would provide a 40% Barrier with losses experienced by the Fund beginning at 40% of losses on an initial accelerated basis and experienced to the full extent of the U.S. Equity Index losses on a one-to-one basis starting at 41% of losses. The Fund’s portfolio holdings are as detailed below:

•   A sold put FLEX Option with a strike price at 60% of the value of the U.S. Equity Index at the commencement of the Outcome Period. The sold put FLEX Option provides one-to-one downside for all losses that exceed the strike price. In exchange for selling the put FLEX Option, the Fund will receive a premium that will be invested in the U.S. Treasuries and be part of the Defined Distribution Rate.

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•   A “put option spread” strategy which uses a package of 40 purchased and sold put FLEX Options that reference the U.S. Equity Index. The Fund will sell put FLEX Options with a strike price of approximately 60% of the price of the U.S. Equity Index at the commencement of each Outcome Period. The Fund will simultaneously purchase the same number of put FLEX Options with a strike price of approximately 59% of the price of the U.S. Equity Index at the commencement of each Outcome Period. The 40 purchased put options with a 1% spread results in the Barrier, Initial Breach Losses and Full Breach Losses, as applicable. Specifically, the 1% spread for each of the 40 put options subjects the Fund to U.S. Equity Index losses at the conclusion of the Outcome Period on an initial accelerated basis from 0% to 41% which will correspond to the U.S. Equity Index losses from 40% to 41% at the conclusion of the Outcome Period. The 40 sold put options expose the Fund to the extent of U.S. Equity Index Losses exceed 41% on a one-to-one basis at the conclusion of the Outcome Period. The Fund invests the net premiums generated from the purchased and sold put FLEX Options in U.S. Treasuries to be included as part of the Defined Distribution Rate.

•   The Fund uses proceeds from the sale of Shares to purchase U.S. Treasuries that mature at the end of the Outcome Period. The Fund receives premiums from its FLEX Options positions and invests the proceeds in U.S. Treasuries with maturities that align with the Distribution Dates. The U.S. Treasuries are entitled to an interest rate, which when added to the premiums received for selling FLEX Options, produce the Defined Distribution Rate. The Defined Distribution Rate is distributed to shareholders in Defined Distributions.

Intra-Outcome Period.    It is anticipated that during the Outcome Period the Fund’s NAV will not change in value at the same rate as the U.S. Equity Index, and in some instances may not be correlated to the movements in the value of the U.S. Equity Index. The Fund’s NAV is based upon the value of its portfolio. During each Outcome Period, the Fund’s NAV will be subject to increases and decreases in the market value of the U.S. Treasuries until the U.S. Treasuries held by the Fund mature. The value of the Fund’s FLEX Options positions, which expire at the conclusion of an Outcome Period, will also impact the Fund’s NAV and is dependent upon additional factors. Although the value of the U.S. Equity Index is a significant component of the value of the Fund’s FLEX Options, the time remaining until the FLEX Options expire and other factors, including current interest rates and volatility rates, will also affect their value. The Sub-Adviser, anticipates that the value of the FLEX Options, and therefore the Fund’s NAV, may increase on days when the U.S. Equity Index increases (if the U.S. Equity Index is below its original value at the start of the Outcome Period) and may decrease on days when the U.S. Equity Index’s level decreases, but that the rate of change will be less than that experienced by the U.S. Equity Index. Because the Fund will not participate in upside exposure to the U.S. Equity Index for the entirety of an Outcome Period, to the extent the value of the U.S. Equity Index increases beyond the initial value at the commencement of the Outcome Period, the value of the Fund’s FLEX Options are not expected to have corresponding price movements. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, the proximity of the value of the U.S. Equity Index to the Barrier will have a significant impact on the value of the Fund’s FLEX Options and the direction and rate of change of the Fund’s NAV as compared to that of the U.S. Equity Index. Similar to other securities with established

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dividend or distribution payment dates, it is expected that the Fund’s NAV may increase or decrease immediately prior to and following a Distribution Date. As a result, it is possible that the Fund’s NAV could decrease notwithstanding an increase in the U.S. Equity Index. It is anticipated that the Fund will be subject to significant changes in the value of the FLEX Options, and therefore the Fund’s NAV, at the end of the Outcome Period depending on the proximity of the value of the U.S. Equity Index to the Barrier. As a result, as time approaches the expiration date of the FLEX Options, subsequent movements in the value of the U.S. Equity Index may have dramatic impacts on the Fund’s NAV. Investors should understand this potential relationship before investing in the Fund.

Investors purchasing Shares after the Outcome Period has begun or selling Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Such experience may be impacted as detailed below:

•   Impact on the Defined Distribution Rate:    The Defined Distribution Rate is measured against the NAV per Share at the commencement of the Outcome Period and is only applicable to shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. Investors purchasing Shares after an Outcome Period commences will have a different effective Defined Distribution Rate as a result of any differences versus the price of the Shares purchased versus that of the Fund’s NAV at the commencement of the Outcome Period. See “Additional Information About the Fund’s Principal Investment Strategies.”

•   Impact on the Barrier:    If an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value which will affect the amount of losses the U.S. Equity Index may incur before the Barrier. The effect of the Barrier on the sought-after Outcomes is measured at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. If the U.S. Equity Index has decreased in value, such intra-Outcome Period investor will not receive a full 40% Barrier. If an investor is considering purchasing Shares during the Outcome Period, and the value of the U.S. Equity Index has already decreased, an investor purchasing Shares at that time will receive less of a Barrier or no Barrier that the Fund seeks to offer for the remainder of the Outcome Period. Although the effect of the Barrier with respect to the Fund’s designed Outcomes over an Outcome period is measured only at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier and subsequent movements in the value of the U.S. Equity Index.

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The Outcome Period.    The Outcome Period is from July 1 to June 30 of the following year and begins on the day the FLEX Options are entered into and ends approximately one year later on the expiration date for the FLEX Options. Because the terms of the FLEX Options will not change over the course of the Outcome Period, the Barrier is measured against the value of the U.S. Equity Index at the onset of the Outcome Period. In addition, certain of the Fund’s U.S. Treasuries will mature at or near the end of each Outcome Period. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares at the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes. The Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

U.S. EQUITY INDEX VERY NEGATIVE SCENARIO
U.S. EQUITY INDEX NEGATIVE SCENARIO
U.S. EQUITY INDEX FLAT SCENARIO
U.S. EQUITY INDEX POSITIVE SCENARIO
Profit
Loss
DEFINED DISTRIBUTION RATE
TARGETED 40% BARRIER
-100%
-100% + Defined Distribution Rate*
-35%
0%
U.S. Equity Index
Fund

* Please note: this graph is provided merely to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the U.S. Equity Index, the Barrier and the Defined Distribution Rate. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

The following table contains hypothetical examples designed to illustrate the operationality of the Fund and the Outcomes it seeks to provide over an Outcome Period. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the U.S. Equity Index, the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the U.S. Equity Index, the FLEX Options or the Fund. The actual overall performance of the Fund will vary during the Outcome Period. While the Fund’s FLEX Options

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performance includes premiums generated from such FLEX Options, the below table reflects that premiums generated from the Fund’s FLEX Options positions are included in the Defined Distribution Rate. Please refer to the Fund’s website, www.innovatoretfs.com/julq, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

U.S. Equity Index Performance	-100%	-50%	-45%	-35%	0%	10%	20%	50%	100%
FLEX Options Performance	-100%*	-50%*	-45%*	0%*	0%*	0%*	0%*	0%*	0%*
Fund Performance	-100% + Defined Distribution Rate**	-50% + Defined Distribution Rate**	-45% + Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**

*           The FLEX Options’ performance includes the premium received by the Fund for selling such options, which is not reflected in this figure, but is included in the Defined Distribution Rate indicated below.

**         The Fund’s performance is equal to the Defined Distribution Rate minus the losses experienced by the U.S. Equity Index that exceed the Barrier, if any. The Defined Distribution Rate is set on the first day of the Outcome Period and is 5.76% prior to taking into any account fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 4.97%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Defined Distribution Rate, and therefore the performance delivered by the Fund to the Fund’s shareholders.

The Defined Distribution Rate.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the course of the Outcome Period is the Defined Distribution Rate, less the Initial Breach Losses or Full Breach Losses, as applicable, if the losses of the U.S. Equity Index exceed the Barrier at the end of the Outcome Period (in comparison to the market value of the U.S. Equity Index at the commencement of the Outcome Period). The Defined Distribution Rate, which is paid out via the Defined Distributions, is determined at the commencement of each Outcome Period and represents the expected payment rate an investor can achieve from an investment in Shares over the duration of the Outcome Period, however such payment rate is not guaranteed. The Defined Distribution Rate is the result of the premiums received from the Fund’s sold FLEX Options and the income received by the Fund through its investments in U.S. Treasuries. The Defined Distribution Rate is calculated against the Fund’s NAV per Share at the commencement of the Outcome Period and is only representative to shareholders who invest in Shares at this NAV per Share. If a shareholder purchases Shares at a market price that differs from that of the NAV per Share at the commencement of the Outcome Period, such shareholder will experience a different rate than the Defined Distribution Rate.

During each Outcome Period, the Fund will purchase and sell FLEX Options and use the proceeds from the sale of Shares to purchase U.S. Treasuries. The amount of premiums the Fund receives for selling FLEX Options as well as the interest rate for the U.S. Treasuries, and therefore the Defined Distribution Rate of the Fund, will be dependent upon prevailing market conditions at the time the Fund enters into the FLEX Options and purchases U.S. Treasuries, most notably, current interest rates and volatility in the U.S. Equity Index. The Defined Distribution Rate for the current Outcome Period is 5.76% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is

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taken into account, the Defined Distribution Rate is 4.97%. The Defined Distribution Rate will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the purposes of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. The Defined Distribution Rate is also set forth on the Fund’s website at www.innovatoretfs.com/julq.

The Fund distributes the Defined Distribution Rate through the Defined Distributions. Defined Distributions are paid on the first business day of the month following the quarter-end (each a Distribution Date), to shareholders of record on the last business day of each March, June, September and December. The Defined Distribution Rate is only applicable to investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. The Defined Distribution Rate will remain constant for such investors over the course of a single Outcome Period. However, the Defined Distribution Rate will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Defined Distribution Rate and Defined Distributions should be considered before investing in the Fund. If an investor is considering purchasing Shares after the Outcome Period has commenced, and the Fund has already made some or all of its Defined Distributions, an investor purchasing Shares will not receive the same Defined Distribution Rate for the remainder of the Outcome Period but will still remain vulnerable to the entirely of the significant downside risks associated with the Barrier. In such an instance, the investor may experience significantly different Outcomes than those the Fund seeks to provide. There is no guarantee that the Fund will successfully achieve its investment objective.

The Barrier.    Fund shareholders are subject to all of the losses experienced by the U.S. Equity Index, however the Fund provides the Barrier such that investors will only experience losses if the U.S. Equity Index experiences losses that exceed the Barrier at the end of the Outcome Period. The Barrier is set at a level such that investors are not expected to experience losses against the first 40% of U.S. Equity Index losses over the course of the Outcome Period, to the extent the U.S. Equity Index decreases in value by 40% or less. The Barrier is provided irrespective of the Fund’s annual management fee, transaction fees and any extraordinary expenses incurred by the Fund, however any losses that an investor experiences in relation to the Barrier will be reduced by the Fund’s annual management of 0.79% and further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period and it therefore should not be expected that the Barrier will be provided at any point prior to the last day of the Outcome Period. Investors purchasing Shares after the commencement of the Outcome Period at a point in which the U.S. Equity Index has changed in value will impact the amount of losses that may be experienced by the U.S. Equity Index before the Barrier is met. While the Fund seeks to provide the Barrier for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. There is no limit on losses the Fund could experience, and an investor may lose its entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

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The structure of the Fund’s FLEX Options is such that if at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier, the Fund will begin to experience losses starting at the Barrier. The Fund will experience one of two loss profiles: “Initial Breach Losses” or “Full Breach Losses”. As further described below, the operation of the Fund’s FLEX Options portfolio is such that, at the end of an Outcome Period, if U.S. Equity Index losses measured over the Outcome Period exceed the Barrier (40%) but are less than 41%, the Fund will experience, prior to the payment of any Distributions, accelerated losses from 0% to 41%. If, at the end of the Outcome Period, U.S. Equity Index losses measured over the Outcome Period exceed 41%, the Fund will experience, prior to the payment of any Distributions, one-to-one losses of the U.S. Equity Index.

•   Initial Breach Losses.    Initial Breach Losses occur when the U.S. Equity Index has exceeded the Barrier, but by an amount less than or equal to 41%. Initial Breach Losses occur as a result of the combination of the Fund’s put option spreads as well as the sold put option contract. Specifically, the Fund invests in a package of 40 put option spreads that provide losses of up to 1% for each spread while simultaneously selling a put FLEX Option that provides one-to-one downside exposure starting at 40% of U.S. Equity Index losses. If the U.S. Equity Index has exceeded the Barrier, but by an amount less than or equal to 41%, the Fund will experience the below losses over an Outcome Period, prior to the payment of Defined Distributions:

Outcome Period Initial and Full Breach Losses Profile

U.S. Equity Index Losses	Put Spread Losses	Put Losses	Fund Losses
-40.00%	0.00%	0.00%	0.00%
-40.25%	-10.00%	-0.25%	-10.25%
-40.50%	-20.00%	-0.50%	-15.50%
-40.75%	-30.00%	-0.75%	-30.75%
-41.00%	-40.00%	-1.00%	-41.00%
-42.00%	-40.00%	-2.00%	-42.00%

•   Full Breach Losses.    Full Breach Losses occur after U.S. Equity Index losses are equal to or exceed 41%. Full Breach Losses are a result of the Fund’s FLEX Options and expose the Fund to the extent of U.S. Equity Index Losses on a one-to-one basis over the course of the Outcome Period. As shown in the table above, if the U.S. Equity Index has exceeded 41%, the Fund’s put spread options will produce a loss of 40% and the Fund’s naked put FLEX Option will produce the remaining loss such that losses, in combination, will equal the losses of the U.S. Equity Index. There is no limit on losses the Fund can experience, and an investor may lose its entire investment.

The Barrier is measured at the end of the Outcome Period. While the Fund’s NAV is expected to move as a result in changes in the value of the Fund’s FLEX Options (which is dependent upon the movements of the U.S. Equity Index, among other reasons), the FLEX Options are European-style options and can only be exercised on the expiration date. Accordingly, the measuring value of the U.S. Equity Index is on the final day of the Outcome Period only, and therefore the Barrier is measured and effective only on the final day of the Outcome Period.

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Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and U.S. Treasuries, and another Outcome Period will commence.

Following the close of business on the last day of the Outcome Period, the Fund will disclose the Fund’s final Defined Distribution Rate (both gross and net of the unitary management fee) for the next Outcome Period on the Fund’s website, www.innovatoretfs.com. The Fund’s website will also provide information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and potential Outcomes related to the Barrier, of an investment in the Fund on a daily basis.

The Fund’s website, www.innovatoretfs.com/julq, provides information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and Barrier, of an investment in the Fund on a daily basis.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Defined Outcome Strategy Risk.    The Fund employs an income-oriented “defined outcome strategy”, and is therefore subject to certain unique risks, which are detailed below.

Barrier Risk.    The Fund establishes the Barrier based on the performance of the U.S. Equity Index over the duration of the Outcome Period, calculated from the commencement of the Outcome Period to its conclusion. The Fund begins to experience the entirety of the losses of the U.S. Equity Index if such losses breach the Barrier, through the Initial Breach Losses or Full Breach Losses, as applicable. To the extent the U.S. Equity Index decreases in value by 40% or less at the end of the Outcome Period, investors are not expected to experience the losses of the U.S. Equity Index. There is no guarantee that the Fund will be successful in its strategy to implement the Barrier and if the operationality of the Barrier fails, investors could experience losses of the U.S. Equity Index irrespective of the sought-after Barrier. Further, while the Fund subjects shareholders to Initial Breach Losses on an accelerated basis from 0% to 41% if the U.S. Equity Index experiences losses of between 40% to 41% and Full Breach Losses thereafter, such returns are not guaranteed, and if the FLEX Options fail to perform as expected, an investor could experience additional losses. A shareholder may lose its entire investment, prior to consideration of any Defined Distributions paid by the Fund. The effect of the Barrier is measured only at the end of the Outcome Period, regardless of whether the U.S. Equity Index has experienced losses that exceed the Barrier at any point

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during the Outcome Period. Although the effect of the Barrier is only measured at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier. In the event an investor purchases Shares after the commencement of the Outcome Period or sells Shares prior to the expiration of the Outcome Period, the Barrier that the Fund seeks to provide may be less or not available at all. In addition, the operationality of the Barrier is such that the Fund may experience dramatic changes in value of its NAV at the end of the Outcome Period, even if the changes in the U.S. Equity Index are minimal. If the U.S. Equity Index’s value is at or near the Barrier at the end of the Outcome Period, small changes in the value of the U.S. Equity Index could result in dramatic changes in the value of the FLEX Options and therefore the Fund’s NAV. Investors should understand these risks before investing in the Fund.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to Initial Breach Losses or Full Breach Losses, as applicable, if losses of the U.S. Equity Index exceeds the Barrier. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the U.S. Equity Index (relative to the initial value of the U.S. Equity Index at the commencement of the Outcome Period) despite being subject to all of the downside losses of the U.S. Equity Index after such losses exceed the Barrier. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as Fund will not experience any positive price returns of the U.S. Equity Index, if any, and the Fund would underperform the U.S. Equity Index to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.
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Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the U.S. Equity Index and may underperform the U.S. Equity Index and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant

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with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Barrier and Defined Distributions.

FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the U.S. Equity Index’s price return has dropped below the Barrier. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the U.S. Equity Index. Depending on the value of the U.S. Equity Index at this time and its proximity to the Barrier, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the U.S. Equity Index. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the U.S. Equity Index’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the U.S. Equity Index’s price return, changes in interest rates, changes in the actual and implied volatility of the U.S. Equity Index, the Barrier and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 under the 1940 Act (“Rule 18f-4”) in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives

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risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

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U.S. Equity Index Risk.    Because the Fund is subject to the downside price returns of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier, the Fund is subject to the associated risks of the U.S. Equity Index. As such, the Fund may be subject to the following risks as a result of its exposure to the U.S. Equity Index through its usage of FLEX Options:

Equity Securities Risk.    The U.S. Equity Index tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the U.S. Equity Index. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the U.S. Equity Index invests in.

Information Technology Companies Risk.    The U.S. Equity Index is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The U.S. Equity Index tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the U.S. Equity Index has decreased below the Barrier. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the U.S. Equity Index. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the U.S. Equity Index. Further, small changes in the value of the U.S. Equity Index at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility

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levels of the U.S. Equity Index, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the U.S. Equity Index on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes or interpretations affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

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Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to sell) on Shares may widen.

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Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Barrier, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

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Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a “regulated Investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

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To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. In addition, depending on the time during an Outcome Period at which a shareholder purchases Shares and the performance of the Fund’s assets, all or a portion of a Defined Distribution may be characterized as ordinary income, return of capital or capital gain when received by the shareholder. Such characterization will impact the tax consequences to the shareholder of the Defined Distribution and shareholders should understand the tax consequences of each characterization before investing in the Fund. In addition, the Fund’s NAV at the end of an Outcome Period will be decreased by the amount of any distribution that is characterized as capital gain.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of two broad-based market indices: the S&P 500 Total Return Index and the S&P 500 Price Index. Both indices have the same constituents in the same weights. However, the S&P 500 Total Return

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Index assumes that any dividends paid out by index constituents have been reinvested in the index and the S&P 500 Price Return Index, which measures only the price movements of index constituents, does not. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Calendar Year Total Returns as of 12/31
20%
10%
0%
-10%
-20%
5.47%
2024

The Fund’s highest quarterly return was 1.80% (quarter ended September 30, 2024) and the Fund’s lowest quarterly return was 1.05% (quarter ended December 31, 2024).
Average Annual Total Return as of December 31, 2024
Innovator Premium Income 40 Barrier ETF™ – July	1 Year	Since Inception (6/30/2023)
Return Before Taxes	5.47%	5.99%
Return After Taxes on Distributions	3.33%	3.77%
Return After Taxes on Distributions and Sale of Fund Shares	3.32%	3.67%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	22.12%
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)	23.31%	20.37%

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

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Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Management

Investment Adviser

Innovator Capital Management, LLC (“Innovator” or the “Adviser”)

Investment Sub-Adviser

Milliman Financial Risk Management LLC

Portfolio Managers

The following persons serve as the portfolio managers of the Fund.

•   Robert T. Cummings — Principal, Senior Director, Head of Portfolio Management at Milliman

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Mr. Cummings has served in this capacity since the Fund’s inception in June 2023. Mr. Rosenfeld has served in this capacity since July 2024.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at NAV only with authorized participants that have entered into agreements with the Fund’s distributor and only in Creation Units or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests. The Fund may issue and redeem Shares in exchange for cash at a later date but has no current intention of doing so. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.innovatoretfs.com.

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Tax Information

The Fund’s distributions will generally be taxable as ordinary income, return of capital or capital gain. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), Innovator and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investor Suitability Considerations

You should only consider this investment if:	You should not consider this investment if:

•   you fully understand the risks inherent in an investment in Shares;

•   you desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you understand, and are willing to bear, that the Fund is subject to losses of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period;

•   you are willing to hold Shares for the duration of the Outcome Period in order to achieve the Outcomes that the Fund seeks to provide;

•   you fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Barrier;

•   you understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are willing to forgo any gains experienced by the U.S. Equity Index;

•   you understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the U.S. Equity Index’s proximity to the Barrier;

•   you understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you are willing to accept the risk of losing your entire investment; and

•   you have visited the Fund’s website and understand the investment outcomes available to you based upon the time of your purchase.

•   you do not fully understand the risks inherent in an investment in Shares;

•   you do not desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you do not understand and/or are unwilling to bear that the Fund is subject to the losses of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period;

•   you are not willing to hold Shares for the duration of the Outcome Period;

•   you do not fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Barrier;

•   you do not understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are unwilling to forgo any gains experienced by the U.S. Equity Index;

•   you do not understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the U.S. Equity Index’s proximity to the Barrier;

•   you do not understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you desire a level of protection and are unwilling to accept the risk of losing your entire investment; and

•   you have not visited the Fund’s website and do not understand the investment outcomes available to you based upon the timing of your purchase.

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Additional Information About the Fund’s Principal Investment Strategies

The Fund’s principal investment strategy seeks to produce the Outcomes based upon the Defined Distribution Rate and performance of the U.S. Equity Index. If the U.S. Equity Index increases in value over the course of the Outcome Period, or the U.S. Equity Index experiences losses that are less than the Fund’s sought-after protective Barrier over the course of the Outcome Period, the Fund is designed to provide Fund shareholders that hold Shares for the entire Outcome Period with returns that equal the Defined Distribution Rate. If the U.S. Equity Index experiences losses that exceed the Barrier over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Shares for the entire Outcome Period with the Defined Distribution Rate less the Initial Breach Losses or Full Breach Losses, as applicable. There is no guarantee that the Fund will be successful in its attempt to provide a Barrier. The Defined Distribution Rate is provided prior to taking into account annual Fund management fees equal to 0.79% of the Fund’s daily net assets, transaction fees and any extraordinary expenses incurred by the Fund. A portion of the Defined Distributions may be taxable as ordinary income, capital gains, or return of capital. The Fund will not benefit from any increases in the U.S. Equity Index over an Outcome Period but is subject to the possibility of experiencing the significant losses of the U.S. Equity Index if its price return falls below the Barrier. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of the U.S. Equity Index. The Fund intends to primarily use FLEX Options to implement its investment strategies, however, the Fund may use “over-the-counter” (“OTC”) option contracts if the Adviser deems such use to be advisable.

The reference asset for the option contracts utilized by the Fund will provide exposure to the U.S. Equity Index. The U.S. Equity Index tracks the price return of the S&P 500® Index, which is a large-cap, market-weighted, U.S. equities index that tracks the 500 leading companies in leading industries and is widely regarded as the best single gauge of large-cap U.S. equities. The U.S. Equity Index covers approximately 80% of available market capitalization. The U.S. Equity Index is rebalanced quarterly in March, June, September, and December. Milliman will determine whether the Fund’s option contracts will reference the U.S. Equity Index or the SPDR® S&P 500® ETF Trust at the commencement of each Outcome Period. Milliman expects that such determination will be based on the liquidity and pricing of such option contracts. The U.S. Equity Index is a price return index, meaning it tracks the prices of the constituents of the index, excluding dividends. The SPDR® S&P 500® ETF Trust is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests entirely in the S&P 500® Index. The Fund also invests in U.S. Treasuries, which will mature on approximately the last day of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), including the end of each Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The “Defined Distribution Rate” is an annualized payment rate established at the commencement of the Outcome Period that is the percentage of

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Defined Distributions per Share over an Outcome Period. The Defined Distribution Rate is based upon the Fund’s net asset value (“NAV”) at the commencement of each Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 5.76%, prior to taking into account any fees or expenses charged to shareholders.

Shareholders will also be subject to losses that exceed the Barrier, which is set at U.S. Equity Index losses that exceed 40% through Initial Breach Losses and Full Breach Losses. The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

*   The Initial Breach Losses subject the Fund to U.S. Equity Index losses on an initial accelerated basis from 0% to 41% which will correspond to the U.S. Equity Index losses from 40% to 41%. The Full Breach Losses expose the Fund to one-to-one losses to the extent U.S. Equity Index Losses exceed 41%.

As described further in this prospectus, there are risks associated with an investment in the Fund and there is no guarantee the Fund achieve the Outcomes it seeks to provide. The Fund’s unique characteristics (i.e., the imperative of holding Shares for the entire Outcome Period, the Barrier and Defined Distribution Rate) distinguish it from other investment products and may make it an unsuitable some investors. Please also refer to the “Investor Suitability Considerations” table in this prospectus.

The Fund’s investment objective is considered non-fundamental and may be changed by the Board without shareholder approval. Additionally, the Fund may liquidate and terminate at any time without shareholder approval.

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Investment profile for Intra-Outcome Period Investors

The Fund is designed for shareholders who hold Shares for the entirety of the Outcome Period. If an investor purchases Shares after the Outcome Period has commenced or sells Shares prior to the Outcome Period’s conclusion, such investor will not receive the Outcomes sought to be delivered by the Fund, and will experience very different investment outcomes then the Fund seeks to provide. Further, investors who purchase Shares after the commencement of the Outcome Period will have a different effective Defined Distribution Rate as a result of any changes in the Fund’s NAV since the commencement of the Outcome Period and Defined Distributions for an Outcome Period already paid. Following the commencement of an Outcome Period, the Fund seeks to provide shareholders who hold shares for the entirety of the Outcome Period with Defined Distributions paid by the Fund over the duration of the Outcome Period on remaining Defined Distribution Dates. An investor is expected to have the following investment profile for the remainder of an Outcome Period if such investor purchases shares after the commencement of the Outcome Period:

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Fund Investments

Principal Investments

FLEX Options

FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC option contracts positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX Options in which the Fund will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund will purchase and sell put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. The Fund will utilize cash-settled FLEX Options, meaning that in the event the FLEX Options are exercised, it will be required to deliver the cash value representing the difference between the strike price and the then-current price of the reference asset.

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the FLEX Options held by the Fund are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by Innovator as the “Valuation Designee” pursuant to Rule 2a-5 of the 1940 Act (“Rule 2a-5”) and approved by, and subject to the oversight of, the Board. The Fund will enter into FLEX Options contracts in accordance with Rule 18f-4 under the 1940 Act, which requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.

U.S. Treasury Securities

U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury that are backed by the full faith and credit of the United States Government.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s statement of additional information (“SAI”), which is available at www.innovatoretfs.com.

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Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Principal Risks

Defined Outcome Strategy Risk.    The Fund employs an income-oriented “defined outcome strategy”, and is therefore subject to certain unique risks, which are detailed below.

Barrier Risk.    The Fund establishes the Barrier based on the performance of the U.S. Equity Index over the duration of the Outcome Period, calculated from the commencement of the Outcome Period to its conclusion. The Fund begins to experience the entirety of the losses of the U.S. Equity Index if such losses breach the Barrier, through the Initial Breach Losses or Full Breach Losses, as applicable. To the extent the U.S. Equity Index decreases in value by 40% or less at the end of the Outcome Period, investors are not expected to experience the losses of the U.S. Equity Index. There is no guarantee that the Fund will be successful in its strategy to implement the Barrier and if the operationality of the Barrier fails, investors could experience losses of the U.S. Equity Index irrespective of the sought-after Barrier. Further, while the Fund subjects shareholders to Initial Breach Losses on an accelerated basis from 0% to 41% if the U.S. Equity Index experiences losses of between 40% to 41% and Full Breach Losses thereafter, such returns are not guaranteed, and if the FLEX Options fail to perform as expected, an investor could experience additional losses. A shareholder may lose its entire investment, prior to consideration of any Defined Distributions paid by the Fund. The effect of the Barrier is measured only at the end of the Outcome Period, regardless of whether the U.S. Equity Index has experienced losses that exceed the Barrier at any point during the Outcome Period. Although the effect of the Barrier is only measured at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier. In the event an investor purchases Shares after the commencement of the Outcome Period or sells Shares prior to the expiration of the Outcome Period, the Barrier that the Fund seeks to provide may be less or not available at all. In addition, the operationality of the Barrier is such that the Fund may experience dramatic changes in value of its NAV at the end of the Outcome Period, even if the changes in the U.S. Equity Index are minimal. If the U.S. Equity Index’s value is at or near the Barrier at the end of the Outcome Period, small changes in the value of the U.S. Equity Index could result in dramatic changes in the value of the FLEX Options and therefore the Fund’s NAV. Investors should understand these risks before investing in the Fund.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to Initial Breach Losses or Full Breach Losses, as applicable, if losses of the U.S. Equity Index exceeds the Barrier. The Defined Distribution Rate is comprised of the

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income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the U.S. Equity Index (relative to the initial value of the U.S. Equity Index at the commencement of the Outcome Period) despite being subject to all of the downside losses of the U.S. Equity Index after such losses exceed the Barrier. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as the Fund will not experience any positive price returns of the U.S. Equity Index, if any, and the Fund would underperform the U.S. Equity Index to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the U.S. Equity Index and may underperform the U.S. Equity Index and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because

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U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Barrier and Defined Distributions.

FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the U.S. Equity Index’s price return has dropped below the Barrier. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the U.S. Equity Index. Depending on the value of the U.S. Equity Index at this time and its proximity to the Barrier, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the U.S. Equity Index. However, prior to such

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date, the value of the FLEX Options does not increase or decrease at the same rate as the U.S. Equity Index’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the U.S. Equity Index’s price return, changes in interest rates, changes in the actual and implied volatility of the U.S. Equity Index, the Barrier and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. Option contracts may also involve the use of leverage, which could result in greater price volatility than other markets. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the

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Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

U.S. Equity Index Risk.    Because the Fund is subject to the downside price returns of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier, the Fund is subject to the associated risks of the U.S. Equity Index. As such, the Fund may be subject to the following risks as a result of its exposure to the U.S. Equity Index through its usage of FLEX Options:

Equity Securities Risk.    The U.S. Equity Index tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the U.S. Equity Index. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the U.S. Equity Index invests in.

Information Technology Companies Risk.    The U.S. Equity Index is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the

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profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The U.S. Equity Index tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the U.S. Equity Index has decreased below the Barrier. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the U.S. Equity Index. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the U.S. Equity Index. Further, small changes in the value of the U.S. Equity Index at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the U.S. Equity Index, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the U.S. Equity Index on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches.

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The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Values of securities may change due to factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of securities. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s investments and could result in disruptions in the trading markets. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors or other economic, political, or regulatory developments, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could result in disruptions to trading markets and could also adversely affect the prices and liquidity of a Fund’s holdings. Any of such circumstances could result in increased market volatility and/or have a materially negative impact on the value of Shares or the liquidity

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of an investment. During any such events, Shares may trade at greater premiums or discounts to their NAV and the bid/ask spread on Shares may widen. The future potential economic impact of any such future events is impossible to predict and could result in adverse market conditions that impact the performance of the Fund.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). Authorized participants are not obligated to make a market in Shares or submit orders for the issuance or redemption of Creation Units. To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of

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cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Barrier, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The Fund’s NAV represents the value of the Fund’s investments and is calculated by taking the sum of the Fund’s assets less the Fund’s liabilities, if any. The NAV per Share is the value of a Share’s portion of all of the Fund’s net assets. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV. Additionally,

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decisions by market makers and/or authorized participants or reduced effectiveness of the arbitrage process in maintaining the relationship of the Fund’s NAV to the market price of its Shares could result in the Shares trading at a premium, or discount to NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a RIC, however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

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In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. In addition, depending on the time during an Outcome Period at which a shareholder purchases Shares and the performance of the Fund’s assets, all or a portion of a Defined Distribution may be characterized as ordinary income, return of capital or capital gain when received by the shareholder. Such characterization will impact the tax consequences to the shareholder of the Defined Distribution and shareholders should understand the tax consequences of each characterization before investing in the Fund. In addition, the Fund’s NAV at the end of an Outcome Period will be decreased by the amount of any distribution that is characterized as capital gain.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. The Fund’s Valuation Procedures adopted Innovator as Valuation Designee (as reviewed, approved, and subject to the oversight of the Board) complies with Rule 2a-5 under the 1940 Act. Pursuant to Rule 2a-5, the Board oversees the implementation of the Valuation Procedures. While the Fund’s program is designed to contemplate the specific risks of the Fund, there is no guarantee the program will adequately do so each time, and value may not be properly selected for the Fund.

Management of the Fund

The Fund is a series of Innovator ETFs® Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Innovator Capital Management, LLC, 200 W. Front Street, Wheaton, Illinois 60187, serves as the Fund’s investment adviser. In its capacity as Adviser, Innovator has overall responsibility for selecting and monitoring the Fund’s investments and managing the Fund’s business affairs. Innovator serves as investment adviser to 150 exchange-traded funds, each of which is organized as a separate series of the Trust, a registered management investment company.

Investment Sub-Adviser

Milliman Financial Risk Management LLC, 71 South Wacker Drive, 31st Floor, Chicago, Illinois 60606, serves as the Fund’s investment sub-adviser. Milliman has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

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Portfolio Managers

Robert T. Cummings and Jordan B. Rosenfeld serve as the Fund’s portfolio managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.

•   Robert T. Cummings — Principal, Senior Director and Head of Portfolio Management at Milliman.    Mr. Cummings has served in this role since 2007. Mr. Cummings has more than 13 years of experience as a trader with a primary focus on options. Prior to joining Milliman, he was involved in various proprietary trading strategies and was a portfolio manager of associated derivatives funds. These strategies included volatility arbitrage, global macro, and high-frequency trading. Entities at which Mr. Cummings has previously worked include Citadel Investment Group, TradeNet (as a primary market maker on the Chicago Board Options Exchange), KCM Group and Spyglass Capital Management.

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman.    Mr. Rosenfeld joined Milliman in 2018 as a trader and in 2021 was promoted to ETF Portfolio Manager. Mr. Rosenfeld is responsible for implementing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. He has more than nine years of experience in capital markets with a focus on derivatives portfolio management and multi-asset strategy. Prior to joining the firm, Mr. Rosenfeld was a global macro portfolio manager at Gelber Group.

For additional information concerning Innovator and Milliman, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares may also be found in the SAI.

Management Fee

Pursuant to an investment advisory agreement between Innovator and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Innovator in an amount equal to 0.79% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Innovator for the services it provides to the Fund. Out of the unitary management fee, Innovator pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Innovator is not responsible for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Pursuant to an investment sub-advisory agreement between Innovator, Milliman and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Innovator has agreed to pay an annual sub-advisory fee to Milliman in an amount based on the Fund’s average daily net assets. Innovator is responsible for paying the entirety of Milliman’s sub-advisory fee. The Fund does not directly pay Milliman.

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A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR for the fiscal period ended October 31, 2024.

Manager of Managers Structure.    The Fund and Innovator have received an exemptive order from the SEC to operate under a manager of managers structure that permits Innovator, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, Innovator has ultimate responsibility, subject to oversight by the Board, for overseeing the Fund’s sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Fund or Innovator.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to any sub-adviser or the sub-advisory agreement. The Manager of Managers Structure does not permit an increase in the advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to any sub-adviser or a sub-advisory agreement within 90 days of the change.

Additional Information Relating to the Declaration of Trust

The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) provides that by virtue of becoming a shareholder of the Trust, each shareholder is bound by the provisions of the Declaration of Trust. Subject to the provisions of the Declaration of Trust, the Board may, subject to the requisite vote, engage in and prosecute, defend, compromise, abandon, or adjust, by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims, and demands relating to the Trust. The Board may, in the exercise of their or its good faith business judgment, dismiss any action, suit, proceeding, dispute, claim or demand, derivative or otherwise, brought by a shareholder in its own name or in the name of the Trust. The Declaration of Trust further provides a detailed process for the bringing of derivative actions by shareholders. Prior to bringing a derivative action, a written demand by the complaining shareholder must first be made on the Board to bring the subject action unless an effort to cause the Board to bring such action is excused. A demand on the Board shall only be excused if a majority of the Board a material personal financial interest in the subject action.

There may be questions regarding the enforceability of these provisions based on certain interpretations of the Securities Act of 1933 Act, as amended, the Securities Exchange Act of 1934, as amended and the 1940 Act. However, the Declaration of Trust provides if any provision shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to that provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of the Declaration of Trust. The provisions of the Declaration of Trust are not intended to restrict any shareholder rights under the federal securities laws and do not mandate the adjudication of federal securities laws claims through arbitration

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How to Buy and Sell Shares

The Fund will issue or redeem its Shares at NAV per Share only in Creation Units. Most Fund shareholders will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. Share prices are reported in dollars and cents per Share. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, a Fund Shareholder may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized participants may acquire Shares directly from the Fund, and authorized participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units, and in accordance with the procedures described in the SAI.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange is based on market price and may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions (“market timing”), and has adopted no policies and procedures with respect to market timing activities. In making this determination, the Board considered the risks associated with market timing activities by the Fund’s shareholders, including, dilution, disruption of portfolio management, increases in the Fund’s trading costs and the potential for the realization of capital gains.

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Shares may be purchased and redeemed directly from the Fund only when aggregated into one or more Creation Units by authorized participants that have entered into agreements with the Fund’s distributor. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares detailed above. To the extent the Fund may effect the issuance or redemption of Creation Units in exchange wholly or partially for cash, such trades could result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objectives, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by authorized participants increases. However, direct trading by authorized participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Fund reserves the right to not accept orders from authorized participants that Innovator has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use as the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

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The Fund intends to continue to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information only. You should consult your own tax advisor about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•   the Fund makes distributions,

•   you sell your Shares listed on the Exchange, and

•   you purchase or redeem Creation Units.

To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. The Fund intends to treat any income that it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

Taxes on Distributions

The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Shares, which could result in you having to pay higher taxes in the future when Shares are sold, even if you sell the Shares at a loss from your original investment. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

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A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

An election may be available to shareholders to defer recognition of the gain attributable to a capital gain dividend if they make certain qualifying investments within a limited time. Shareholders should talk to their tax advisor about the availability of this deferral election and its requirements. The Fund’s positions in FLEX Options may reduce the amount of long-term capital gains, and thus, reduce the amount of distributions eligible to be capital gain dividends.

Taxes on Exchange Listed Shares

If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

Taxes and Purchases and Redemptions of Creation Units

If you exchange securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and any cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

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Treatment of the FLEX Options

The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market but will be subject to the straddle rules.

However, the Fund’s investments in offsetting positions with respect to the U.S. Equity Index may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax (“backup withholding”) from dividends and capital gains distributions paid to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify to the Fund that he or she is not subject to backup withholding. The current backup withholding rate is 24%. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will generally be characterized as dividends for U.S.

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federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below.

However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. Amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Distributions to, and gross proceeds from dispositions of Shares by, (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners may be subject to a U.S. withholding tax of 30%. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Distributions and Taxes” in the SAI for more information.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

Net Asset Value

US Bancorp Fund Services LLC (“USBFS”), the Fund’s administrator and fund accounting agent, calculates the Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. E.S.T.) every day the New York Stock Exchange is open. The NAV for one Share is the value of that Share’s portion of the net assets of the Fund, which is calculated by taking the market price of the Fund’s total assets, including any interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent is the NAV per Share.

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Section 2(a)(41) of the 1940 Act provides that when a market quotation is readily available for a fund’s portfolio investments, such investment must be valued at the market value. Rule 2a-5 under the 1940 Act defines a readily available market quotation as “a quoted price (unadjusted) in active markets for identical investments that the fund can access at a measurement date, provided that a quotation will not be readily available if it is not reliable.” If a market quotation is not “readily available” the portfolio investment must be fair valued as determined in good faith by a fund’s board of trustees. Rule 2a-5 allows a fund’s board of trustees to designate the fund’s investment adviser as the “valuation designee” to perform fair value determinations subject to certain conditions. In accordance with Rule 2a-5, the Board has appointed Innovator as the “Valuation Designee” for the Fund’s portfolio investments. Investments will be fair valued as determined in good faith in accordance with the policies and procedures established by Innovator as the Valuation Designee pursuant to Rule 2a-5 and approved by, and subject to the oversight of, the Board of Trustees. As a general principle, “fair value” represents a good faith approximation of the value of a portfolio investment and is the amount the Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. The use of fair value prices may result in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. While the Valuation Procedures (defined below) are intended to result in the Fund’s NAV calculation that fairly reflects the values as of the time of pricing, the fair value determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.

FLEX Options listed on an exchange (e.g., Cboe) will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Fund’s option has a same-day market trading price, this same-day market trading price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Sub-Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s NAV. If either pricing vendor is not available to provide a model price for that day, the value of a FLEX option will be determined by Innovator as Valuation Designee in accordance with the Valuation Procedures. In instances where in the same trading day, a particular FLEX Option is represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or a redemption unit), for valuation purposes that trading day the Fund will default to use the trade price for both instances, rather than the model price otherwise available for the in-kind transaction.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price.

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Exchange-traded options (other than FLEX Options) and futures contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be valued at fair value. Any fair value determination will be made in accordance with the policies and procedures established by Innovator as Valuation Designee in accordance with Rule 2a-5.

USBFS may obtain all market quotations used in valuing securities from a third-party pricing service vendor (a “Pricing Service”). If no quotation can be obtained from a Pricing Service, then USBFS will contact Innovator. Innovator is responsible for establishing the valuation of portfolio securities and other instruments held by the Fund in accordance with the pricing and valuation procedures adopted by the Board (the “Valuation Procedures”). Innovator will then attempt to obtain one or more broker quotes for the security daily and will value the security accordingly.

If no quotation is available from either a Pricing Service, or one or more brokers, or if Innovator has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by Innovator in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following: (a) the type of security; (b) the size of the holding; (c) the initial cost of the security; (d) transactions in comparable securities; (e) price quotes from dealers and/or pricing services; (f) relationships among various securities; (g) information obtained by contacting the issuer, analysts, or the appropriate stock exchange; (h) an analysis of the issuer’s financial statements; and (i) the existence of merger proposals or tender offers that might affect the value of the security.

With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell Shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its Shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

For more information about how the Fund’s NAV is determined, please see the section in the SAI entitled “Determining Offering Price and Net Asset Value.”

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Fund Service Providers

US Bancorp Fund Services LLC is the administrator and transfer agent for the Trust. U.S. Bank, N.A. serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information showing the number of days the market price of Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.innovatoretfs.com.

Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Rule 12d1-4 under the 1940 Act provides the requirements under which an investment company may invest in securities of another investment company beyond the limits prescribed in Section 12(d)(1) of the 1940 Act. Any investment by another investment company in the Fund, or by the Fund in another investment company, must comply with Rule 12d1-4 in order to exceed the limits contained in Section 12(d)(1).

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. The total returns in the table represent how much an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single Fund Share. The information below has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR, which is available upon request.

Innovator ETFs® Trust

Financial Highlights

Innovator Premium Income 40 Barrier ETF™ — July

		Investment Operations:			Less Distributions From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total From Investment Operations	Net Investment Income	Net Realized and Unrealized Loss		Return of Capital	Total Distributions
10/31/2024	$24.83	$1.10	$0.37	$1.47	$(1.19)	$(0.18)		$(0.00)(g)	$(1.37)
10/31/2023(e)	$24.73	$0.39	$0.03	$0.42	$(0.35)	$(0.00	)(g)	$—	$(0.35)
					Supplemental Data and Ratios
For the Year Ended	ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return		Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)
10/31/2024	$0.01	$24.94	6.09%		$8,104	0.79%	4.40%	—%
10/31/2023(e)	$0.03	$24.83	1.82	%(f)	$8,068	0.79%	4.77%	—	%(f)

(a)      Net investment income per share has been calculated based on average shares outstanding during the year.

(b)      Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)      Portfolio turnover rate excludes in-kind transactions.

(d)      Annualized for periods less than one year.

(e)      Inception date of the Fund was June 30, 2023.

(f)      Not annualized for periods less than one year.

(g)      Amount represents less than $0.005 per share.

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Innovator Premium Income 40 Barrier ETF™ — July

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund’s most recent SAI, annual or semi-annual reports and certain other information such as Fund financial statements are available free of charge by calling the Fund at (800) 208-5212, on the Fund’s website at www.innovatoretfs.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Innovator Capital Management, LLC 200 W. Front Street Wheaton, Illinois 60187 (800) 208-5212 www.innovatoretfs.com	SEC File #: 333-146827 811-22135

Prospectus

Innovator Premium Income 9 Buffer ETF™ — July

(Cboe BZX — HJUL)

February 28, 2025

Innovator Premium Income 9 Buffer ETF™ — July (the “Fund”) is a series of
Innovator ETFs® Trust (the “Trust”) and is an actively managed ETF.

• The Fund employs an income-oriented “defined outcome strategy.” Defined outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The outcomes sought by the Fund, which include the defined distributions and buffer discussed below (the “Outcomes”), are contingent on the performance of the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) and the yield of U.S. Treasury bills (“U.S. Treasuries”) over an approximately one-year period from July 1 through June 30 of the following year (the “Outcome Period”). The current Outcome Period is from July 1, 2024 through June 30, 2025. The Fund invests in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF and U.S. Treasuries. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another Outcome Period will begin. The Fund and the sought-after Outcomes are designed for shareholders who invest from the commencement of the Outcome Period through the end of the Outcome Period. If an investor purchases shares of the Fund (“Shares”) after the Outcome Period has begun or sells Shares prior to the expiration of the Outcome Period, the investment outcomes experienced by such investor will differ from the Fund’s sought-after Outcomes. There is no guarantee that the Outcomes for an Outcome Period will be realized.

•   As further described in this Prospectus, the Fund’s principal investment strategy seeks to provide the following investment profile over each Outcome Period:

•   Defined Distributions:    The Fund seeks to provide shareholders distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 7.15% prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each month will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). The Defined Distribution Rate is applicable only to those investors who hold Shares for an entire Outcome Period and is not guaranteed. See “Principal Investment Strategies – Fund Portfolio”.

•   Buffer:    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with a buffer (the “Buffer”) against the first 9% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 9% on a one-to-one basis. If the Outcome Period has begun and the Fund has decreased in value beyond the pre-determined 9% Buffer, an investor purchasing Shares at that price may not benefit from the Buffer. Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing Shares at that price may not benefit from the Buffer until the Fund’s value has decreased to its value at the commencement of the Outcome Period. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

•   Outcomes:    The Fund is designed to provide investors with Outcomes for each Outcome Period that is equal to the Defined Distribution Rate, less the losses experienced by the Underlying ETF if such losses exceed the Buffer at the end of the Outcome Period. If at the end of the Outcome Period the Underlying ETF has experienced a positive price return, or price return losses that are less than the Buffer, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the Underlying ETF has experienced losses at the end of the Outcome Period that exceed the Buffer, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value reflecting the losses experienced by the Underlying ETF that exceed the Buffer, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the Underlying ETF over each Outcome Period.

Investors that purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. The effect of the Buffer on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the Underlying ETF has produced losses that exceed the Buffer at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the Underlying ETF is likely to have changed in value and will affect the amount of losses the Underlying ETF may incur before the Buffer is exceeded. An investor that holds Shares through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because at the end of each Outcome Period, a new Buffer will be established based on the then-current price of the Underlying ETF and any losses experienced below the Buffer will be locked-in. Moreover, because the Fund does not participate in the upside returns of the Underlying ETF, the Fund will be unable to recoup any losses from the prior Outcome Periods. Accordingly, over multiple Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. See “Principal Investment Strategies – The Outcome Period”.

•   The Outcomes are provided prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets are considered, the Defined Distribution Rate is 6.36%. The Outcomes will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

•   The Fund’s FLEX Options positions will not provide upside exposure to the price return of the Underlying ETF and therefore the Fund will not participate in any increases in the price return of the Underlying ETF over the duration of the Outcome Period. Notwithstanding the above, the Fund is subject to the possibility of experiencing the significant losses of the Underlying ETF if its price return falls below the Buffer. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of Underlying ETF.

•   The Outcomes may only be realized by investors who hold Shares at the outset of the Outcome Period and continue to hold such Shares until the conclusion of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes on the last day of each Outcome Period. It should not be expected that the Outcomes, including the net effect of the Fund’s annual management fee on the Outcomes, will be provided at any point prior to the last day of the Outcome Period. Investors considering purchasing Shares after the Outcome Period has begun or selling Shares prior to the end of the Outcome Period should visit the website referenced below to fully understand the potential Outcomes.

•   The Fund’s website, www.innovatoretfs.com/hjul, provides important Fund information (including, among other items, Outcome Period start and end dates, information relating to the Defined Distributions, the Defined Distribution Rate and the potential Outcomes related to the Buffer), as well information relating to the potential outcomes of an investment in the Fund on a daily basis. If you are contemplating purchasing Shares, please visit the Fund’s website.

Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund. The Fund has characteristics unlike many other traditional investment products and may not be suitable for all investors.

The Fund lists and principally trades its Shares on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices may differ to some degree from the net asset value of Shares. Unlike mutual funds, the Fund issues and redeems Shares at NAV only in large blocks of Shares called “Creation Units.” The Fund is a series of the Trust and is an actively managed exchange-traded fund organized as a separate series of a registered management investment company.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Innovator Premium Income 9 Buffer ETF™ – July

Investment Objective

The Fund seeks to provide investors, over the period from July 1, 2024 through June 30, 2025, with an investment that provides a high level of income through a Defined Distribution Rate of 7.15% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% of SPDR® S&P 500® ETF Trust losses.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.79%

(1)        “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.
	1 Year	3 Years
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:	$81	$252

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

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Principal Investment Strategies

General Strategy Description.    The Fund is an actively managed exchange-traded fund (“ETF”) that invests in U.S. Treasury bills (the “U.S. Treasuries”) and FLexible EXchange® Options (“FLEX Options”) that use as a reference asset, the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand the characteristics of the Fund before making an investment in the Fund. As further described below, the Fund’s principal investment strategy seeks to provide the following investment profile over an approximately one-year period from July 1 through June 30 of the following year (the “Outcome Period”):

•   Defined Distributions:    The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 7.15% prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is based on market conditions at the onset of the Outcome Period and is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each month will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Defined Distribution Rate” for additional information.

•   Buffer:    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with a Buffer against the first 9% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 9% on a one-to-one basis. If the Outcome Period has begun and the Fund has decreased in value beyond the pre-determined 9% Buffer, an investor purchasing Shares at that price may not benefit from the Buffer. Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing Shares at that price may not benefit from the Buffer until the Fund’s value has decreased to its value at the commencement of the Outcome Period. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

At the conclusion of each Outcome Period, the Fund will establish a new Buffer (i.e., beginning at 9% of Underlying ETF losses) for the next Outcome Period. The Buffer level beginning at 9% of losses of the Underlying ETF will remain constant from one Outcome

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Period to the next. There is no guarantee that the Fund will be successful in its attempt to implement the Buffer. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Buffer” for additional information.

•   Outcomes:    The pre-determined outcomes sought by the Fund, which include the Defined Distributions and the Buffer (the “Outcomes”) are designed to provide investment performance for each Outcome Period that is equal to the Defined Distribution Rate, less any decreases in NAV reflecting the losses experienced by the Underlying ETF that exceed the Buffer. If at the end of the Outcome Period the Underlying ETF has experienced (in comparison to the market value of the Underlying ETF at the beginning of the Outcome Period) a positive price return, or price return losses that are less than the Buffer, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the Underlying ETF has experienced losses at the end of the Outcome Period that exceed the Buffer (in comparison to the market value of the Underlying ETF at the beginning of the Outcome Period), the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value reflecting the losses experienced by the Underlying ETF that exceed the Buffer. The Fund will not receive any of the upside returns of the Underlying ETF over the Outcome Period. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Outcome Period” for additional information. The Fund and the sought-after Outcomes are designed for shareholders who invest and hold Shares from the commencement of the Outcome Period through the end of the Outcome Period. The effect of the Buffer on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the Underlying ETF has produced losses that exceed the Buffer at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the Underlying ETF is likely to have changed in value and will affect the amount of losses the Underlying ETF may incur before the Buffer is exceeded. If an investor purchases Shares after the Outcome Period has begun or sells Shares prior to the conclusion of the Outcome Period, the Outcomes experienced by the investor will differ from the Fund’s sought-after Outcomes. See “Principal Investment Strategies – Intra-Outcome Period”.

The Fund seeks a high level of income that exceeds an investment in U.S. Treasuries with premiums generated from the Fund’s FLEX Options positions. As further described below, the Fund will purchase U.S. Treasuries and enter into a series of FLEX Option contracts that provides additional income to the Fund by virtue of premiums received from sold FLEX Options. The Fund is designed to provide Defined Distributions based on a Defined Distribution Rate that is established at the commencement of each Outcome Period. The Defined Distribution Rate is based upon prevailing market conditions for both the U.S Treasuries and the FLEX Options on the first day of the Outcome Period and will be further reduced by the Fund’s annual management fees, any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the current Outcome Period, the Defined Distribution Rate is 7.15% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 6.36%.

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While the Defined Distribution Rate is expected to remain constant over the Outcome Period for shareholders who hold Shares continuously from the commencement of the Outcome Period until its conclusion, the Defined Distribution Rate is not guaranteed. The Defined Distribution Rate is based on the NAV per Share at the commencement of the Outcome Period and any shareholders that initially invest at a Share price that differs from this NAV will not experience the Defined Distribution Rate. Because the Defined Distribution Rate is based upon prevailing market conditions at the beginning of an Outcome Period, the Defined Distribution Rate will rise or fall from one Outcome Period to the next.

Fund shareholders also will be subject to losses experienced by the Underlying ETF if the Underlying ETF experiences losses from the commencement of the Outcome Period to its conclusion that exceed the Buffer. The Fund will seek to set the Buffer at 9% of Underlying ETF losses at the end of each Outcome Period. If at the end of the Outcome Period the Underlying ETF has experienced a positive price return, or price return losses that are less than the Buffer, the Fund will not experience any of the losses of the Underlying ETF and is designed to provide returns that equal the Defined Distribution Rate. However, if the Underlying ETF has decreased in value below the Buffer at the end of the Outcome Period, the Fund’s investments will generate Outcomes that equal the Defined Distribution Rate less any decreases in NAV reflecting the losses experienced by the Underlying ETF that exceed the Buffer. The Fund will not benefit from any increases in the Underlying ETF over the course of an Outcome Period but is subject to the possibility of significant losses experienced by the Underlying ETF if the value of the Underlying ETF drops below the Buffer at the end of the Outcome Period. A shareholder could lose its entire investment. The Fund will not receive or benefit from any dividend payments made by the constituents of the Underlying ETF.

The current Outcome Period is from July 1, 2024 through June 30, 2025. Upon the conclusion of the Outcome Period, the Fund will receive the value of its investments in the U.S. Treasuries upon the maturity of such U.S. Treasuries and deliver cash owed on its FLEX Options positions, if any. At the commencement of the new Outcome Period, the Fund will enter into new FLEX Options with an expiration date of approximately one year and invest in U.S Treasuries with maturity dates on or about each Distribution Date, the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period. The Outcomes may only be realized by shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. See “Principal Investment Strategies – Intra-Outcome Period” and “Principal Investment Strategies – The Outcome Period” for additional information.

Fund Portfolio.    The Fund’s investment sub-adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”) will pursue the Fund’s investment objective through the combination of FLEX Options positions that reference the Underlying ETF and in U.S. Treasuries. As further described below, the Fund will invest proceeds from investments in the Fund, together with the FLEX Options premium net proceeds, in U.S. Treasuries in seeking to provide the Defined Distribution Rate.

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FLEX Options are exchange-traded option contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. See “Principal Risks – Derivatives Risk – FLEX Options Risk”. The Fund’s FLEX Options positions have expiration dates on or about the final date of the Outcome Period. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option contract the right to buy or sell a particular asset at a specified future date at an agreed upon price. An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the seller of the put option contract (i.e., the “writer”) the obligation to buy (if the option is exercised), a specified amount of an underlying security at a pre-determined price (the strike price). The FLEX Options used by the Fund are European-style option contracts, meaning that the FLEX Options may only be exercised on the expiration date. The FLEX Options are not guaranteed to perform as expected. See “Principal Risks – Buffer Risk” and “Principal Risks – Derivatives Risk – FLEX Options Risk” below for additional information. Each of the FLEX Options sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options sold on the first day of the Outcome Period. The reference asset for the Fund’s FLEX Options positions is the Underlying ETF. The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index, which is a market capitalization weighted index of the 500 largest U.S. public companies. The Underlying ETF invests in equity securities of companies, including companies with large capitalizations. To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. Through its use of FLEX Options that provide exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector. For more information on the Underlying ETF, please see the section of the prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The Fund will also purchase U.S. Treasuries that align with the monthly Distribution Dates for the effective management of the Fund’s portfolio and Defined Distributions, with the majority of the Fund’s assets invested in U.S. Treasuries that expire on or about the final Distribution Date at the conclusion of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

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The below chart represents the Fund’s investment portfolio and related investment function of each component.

Innovator Premium Income 9 Buffer ETF™ – Fund Holdings

Portfolio Investment	Investment Terms	Investment Function	Investment Maturities/Expirations
U.S. Treasuries	Investments in the Fund and premiums generated from the Fund’s put FLEX Option positions are invested in U.S. Treasury bills supported by the full faith and credit of the U.S. Government	Treasury Income	Monthly to align with the Defined Distributions, including the final day of the Outcome Period
Sold Put FLEX Option Contract on Underlying ETF

Fund sells an out-of-the-money put FLEX Option (i.e., the strike price is less than the current asset price) at 91% of the then-current value of the Underlying ETF at the beginning of the Outcome Period

Premium generated from selling put FLEX Option which is subsequently invested in U.S. Treasuries

Position provides losses experienced by the Underlying ETF losses on a one-to-one basis starting at 91% of the then-current value of the Underlying ETF

Final day of the Outcome Period

The Sub-Adviser seeks to specifically select the strike price for each FLEX Option contract held by the Fund such that if the FLEX Options were exercised on the expiration date (the final day of the Outcome Period), the Fund’s portfolio would provide a 9% Buffer with losses experienced to the full extent of the Underlying ETF losses on a one-to-one basis starting at 9% of losses. The Fund’s portfolio holdings are as detailed below:

•   A sold put FLEX Option with a strike price at 91% of the value of the Underlying ETF at the commencement of the Outcome Period. The sold put FLEX Option provides one-to-one downside for all losses that exceed the strike price. In exchange for selling the put FLEX Option, the Fund will receive a premium that will be invested in the U.S. Treasuries and be part of the Defined Distribution Rate.

•   The Fund will use proceeds from the sale of Shares to purchase U.S. Treasuries that mature at the end of the Outcome Period. The Fund receives premiums from its FLEX Options positions and invests the proceeds in U.S. Treasuries with maturities that align with the Distribution Dates. The U.S. Treasuries are entitled to an interest rate, which when added to the premiums received for selling FLEX Options, produce the Defined Distribution Rate. The Defined Distribution Rate is distributed to shareholders in Defined Distributions.

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Intra-Outcome Period.    It is anticipated that during the Outcome Period the Fund’s NAV will not change in value at the same rate as the Underlying ETF, and in some instances may not be correlated to the movements in the value of the Underlying ETF. The Fund’s NAV is based upon the value of its portfolio. During each Outcome Period, the Fund’s NAV will be subject to increases and decreases in the market value of the U.S. Treasuries until the U.S. Treasuries held by the Fund mature. The value of the Fund’s FLEX Options positions, which expire at the conclusion of an Outcome Period, will also impact the Fund’s NAV and is dependent upon additional factors. Although the value of the Underlying ETF is a significant component of the value of the Fund’s FLEX Options, the time remaining until the FLEX Options expire and other factors, including current interest rates and volatility rates, will also affect their value. The Sub-Adviser, anticipates that the value of the FLEX Options, and therefore the Fund’s NAV, may increase on days when the Underlying ETF increases (if the Underlying ETF is below its original value at the start of the Outcome Period) and may decrease on days when the Underlying ETF’s level decreases, but that the rate of change will be less than that experienced by the Underlying ETF. Because the Fund will not participate in upside exposure to the Underlying ETF for the entirety of an Outcome Period, to the extent the value of the Underlying ETF increases beyond the initial value at the commencement of the Outcome Period, the value of the Fund’s FLEX Options are not expected to have corresponding price movements. The effect of the Buffer on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the Underlying ETF has produced losses that exceed the Buffer at any point during the Outcome Period. However, the proximity of the value of the Underlying ETF to the Buffer will have a significant impact on the value of the Fund’s FLEX Options and the direction and rate of change of the Fund’s NAV as compared to that of the Underlying ETF. Similar to other securities with established dividend or distribution payment dates, it is expected that the Fund’s NAV may increase or decrease immediately prior to and following a Distribution Date. As a result, it is possible that the Fund’s NAV could decrease notwithstanding an increase in the Underlying ETF. It is anticipated that the Fund will be subject to significant changes in the value of the FLEX Options, and therefore the Fund’s NAV, at the end of the Outcome Period depending on the proximity of the value of the Underlying ETF to the Buffer. As a result, as time approaches the expiration date of the FLEX Options, subsequent movements in the value of the Underlying ETF may have dramatic impacts on the Fund’s NAV. Investors should understand this potential relationship before investing in the Fund.

Investors purchasing Shares after the Outcome Period has begun or selling Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Such experience may be impacted as detailed below:

•   Impact on the Defined Distribution Rate:    The Defined Distribution Rate is measured against the NAV per Share at the commencement of the Outcome Period and is only applicable to shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined

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Distributions after such sale. Investors purchasing Shares after an Outcome Period commences will have a different effective Defined Distribution Rate as a result of any differences versus the price of the Shares purchased versus that of the Fund’s NAV at the commencement of the Outcome Period. See “Additional Information About the Fund’s Principal Investment Strategies.”

•   Impact on the Buffer:    If an investor purchases Shares after the commencement of the Outcome Period, the Underlying ETF is likely to have changed in value which will affect the amount of losses the Underlying ETF may incur before the Buffer. The effect of the Buffer on the sought-after Outcomes is measured at the end of the Outcome Period, regardless of whether the level of the Underlying ETF has produced losses that exceed the Buffer at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the Underlying ETF is likely to have changed in value and will affect the amount of losses the Underlying ETF may incur before the Buffer is exceeded. If the Underlying ETF has decreased in value, such intra-Outcome Period investor will not receive a full 9% Buffer. If an investor is considering purchasing Shares during the Outcome Period, and the value of the Underlying ETF has already decreased, an investor purchasing Shares at that time will receive less of a Buffer or no Buffer that the Fund seeks to offer for the remainder of the Outcome Period. Although the effect of the Buffer with respect to the Fund’s designed Outcomes over an Outcome period is measured only at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the Underlying ETF. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the Underlying ETF’s relative position to the Buffer and subsequent movements in the value of the Underlying ETF.

The Outcome Period.    The Outcome Period is from July 1 through June 30 of the following year and begins on the day the FLEX Options are entered into and ends approximately one year later on the expiration date for the FLEX Options. Because the terms of the FLEX Options will not change over the course of the Outcome Period, the Buffer is measured against the value of the Underlying ETF at the onset of the Outcome Period. In addition, certain of the Fund’s U.S. Treasuries will mature at or near the end of each Outcome Period. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares at the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes. The Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

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The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the operationality of the Fund and the Outcomes it seeks to provide over an Outcome Period. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the Underlying ETF, the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF, the FLEX Options or the Fund. The actual overall performance of the Fund will vary during the Outcome Period. While the Fund’s FLEX Options performance includes premiums generated from such FLEX Options, the below table reflects that premiums generated

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from the Fund’s FLEX Options positions are included in the Defined Distribution Rate. Please refer to the Fund’s website, www.innovatoretfs.com/hjul, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	-100%	-50%	-25%	-15%	0%	10%	20%	50%	100%
FLEX Options Performance	-91%*	-41%*	-16%*	-6%*	0%*	0%*	0%*	0%*	0%*
Fund Performance	-91% + Defined Distribution Rate**	-41% + Defined Distribution Rate**	-16% + Defined Distribution Rate**	-6% + Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**

*           The FLEX Options’ performance includes the premium received by the Fund for selling such options, which is not reflected in this figure, but is included in the Defined Distribution Rate indicated below.

**         The Fund’s performance is equal to the Defined Distribution Rate minus the losses experienced by the Underlying ETF that exceed the Buffer, if any. The Defined Distribution Rate is set on the first day of the Outcome Period and is 7.15% prior to taking into any account fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 6.36%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Defined Distribution Rate, and therefore the performance delivered by the Fund to the Fund’s shareholders.

An investor that holds Shares through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because at the end of each Outcome Period, a new Buffer will be established based on the then-current price of the Underlying ETF and any losses experienced below the Buffer will be locked-in. Moreover, because the Fund does not participate in the upside returns of the Underlying ETF, the Fund will be unable to recoup any losses from the prior Outcome Periods. Accordingly, over multiple Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF.

The Defined Distribution Rate.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the course of the Outcome Period is the Defined Distribution Rate, less any decreases in NAV reflecting the losses experienced by the Underlying ETF that exceed the Buffer at the end of the Outcome Period (in comparison to the market value of the Underlying ETF at the commencement of the Outcome Period). The Defined Distribution Rate, which is paid out via the Defined Distributions, is determined at the commencement of each Outcome Period and represents the expected payment rate an investor can achieve from an investment in Shares over the duration of the Outcome Period, however such payment rate is not guaranteed. The Defined Distribution Rate is the result of the premiums received from the Fund’s sold FLEX Options and the income received by the Fund through its investments in U.S. Treasuries. The Defined Distribution Rate is calculated against the Fund’s NAV per Share at the commencement of the Outcome Period and is only representative to shareholders who invest in Shares at this NAV per Share. If a shareholder purchases Shares at a market price that differs from that of the NAV per Share at the commencement of the Outcome Period, such shareholder will experience a different rate than the Defined Distribution Rate.

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During each Outcome Period, the Fund will purchase and sell FLEX Options and use the proceeds from the sale of Shares to purchase U.S. Treasuries. The amount of premiums the Fund receives for selling FLEX Options as well as the interest rate for the U.S. Treasuries, and therefore the Defined Distribution Rate of the Fund, will be dependent upon prevailing market conditions at the time the Fund enters into the FLEX Options and purchases U.S. Treasuries, most notably, current interest rates and volatility in the Underlying ETF. The Defined Distribution Rate for the current Outcome Period is 7.15% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 6.36%. The Defined Distribution Rate will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the purposes of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. The Defined Distribution Rate is also set forth on the Fund’s website at www.innovatoretfs.com/hjul.

The Fund distributes the Defined Distribution Rate through the Defined Distributions. Defined Distributions are paid on the first business day of the following respective month (each a Distribution Date), to shareholders of record on the last business day of each month. The Defined Distribution Rate is only applicable to investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. The Defined Distribution Rate will remain constant for such investors over the course of a single Outcome Period. However, the Defined Distribution Rate will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Defined Distribution Rate and Defined Distributions should be considered before investing in the Fund. If an investor is considering purchasing Shares after the Outcome Period has commenced, and the Fund has already made some or all of its Defined Distributions, an investor purchasing Shares will not receive the same Defined Distribution Rate for the remainder of the Outcome Period but will still remain vulnerable to the entirely of the significant downside risks associated with the Buffer. In such an instance, the investor may experience significantly different Outcomes than those the Fund seeks to provide. There is no guarantee that the Fund will successfully achieve its investment objective.

The Buffer.    The Buffer is only operative against the first 9% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 9%, the Fund will experience all subsequent losses on a one-to-one basis. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period. Therefore, it should not be expected that the Buffer will be provided at any point prior to the last day of the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already decreased in value by an amount equal to or greater than 9%, an investor purchasing Shares at that price may not benefit from the Buffer that the Fund seeks to provide for the remainder of the Outcome Period. Conversely, if an investor is considering purchasing Shares during the Outcome Period and the Fund has already increased in value, then a shareholder may experience losses prior to gaining the protection offered by the Buffer, which is not guaranteed. A shareholder that

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purchases Shares at the beginning of the Outcome Period may lose their entire investment. While the Fund seeks to limit losses to 91% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and U.S. Treasuries, and another Outcome Period will commence.

Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Defined Distribution Rate (both gross and net of the unitary management fee) for the next Outcome Period and disclose such information on the Fund’s website, www.innovatoretfs.com. The Fund’s website will also provide information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and potential Outcomes related to the Buffer, of an investment in the Fund on a daily basis.

The Fund’s website, www.innovatoretfs.com/hjul, provides information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and Buffer, of an investment in the Fund on a daily basis.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Defined Outcome Strategy Risk.    The Fund, in employing a “defined outcome strategy” is subject to certain unique risks, which are detailed below.

Buffered Loss Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against Underlying ETF losses if the Underlying ETF’s share price decreases by 9% or less over the duration of the Outcome Period. A shareholder may lose their entire investment. The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate, while limiting downside losses, if Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available. The Fund does not provide principal

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protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment. An investor that holds Shares through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because at the end of each Outcome Period, a new Buffer will be established based on the then-current price of the Underlying ETF and any losses experienced below the prior Buffer will be locked-in. Since the Fund does not participate in the upside returns of the Underlying ETF, the Fund may have losses that exceed those of the Underlying ETF over multiple Outcome Periods.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to losses of the Underlying ETF that exceed the Buffer. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the Underlying ETF (relative to the initial value of the Underlying ETF at the commencement of the Outcome Period) despite being subject to all of the downside losses of the Underlying ETF after such losses exceed the Buffer. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as Fund will not experience any positive price returns of the Underlying ETF, if any, and the Fund would underperform the Underlying ETF to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the

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returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the Underlying ETF and may underperform the Underlying ETF and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.  As the Fund enters into derivatives transactions, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Buffer and Defined Distributions.

FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain

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other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the Underlying ETF’s price return has dropped below the Buffer. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying ETF. Depending on the value of the Underlying ETF at this time and its proximity to the Buffer, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the Underlying ETF. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying ETF’s price return, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF, the Buffer and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 under the 1940 Act (“Rule 18f-4”) in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a

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clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk.    Because the Fund is subject to the downside price returns of the Underlying ETF if the Underlying ETF losses exceed the Buffer, the Fund is subject to the associated risks of the Underlying ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF through its usage of FLEX Options:

Equity Securities Risk.    The Underlying ETF tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

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Information Technology Companies Risk.    The Underlying ETF is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The Underlying ETF tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the Underlying ETF has decreased below the Buffer. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. Further, small changes in the value of the Underlying ETF at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETF, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the Underlying ETF on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes or interpretations affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

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Concentration Risk.    Through its usage of FLEX Options, the Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the Underlying ETF. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

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Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

New Fund Risk.    The Fund is new and currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Additionally, because the Fund has fewer assets than larger funds over which to spread its fixed costs, its expense levels on a percentage basis will be higher than that of a larger fund.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to

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proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to sell) on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Buffer, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or

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systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a RIC, however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

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Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance

As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.innovatoretfs.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Innovator Capital Management, LLC (“Innovator” or the “Adviser”)

Investment Sub-Adviser

Milliman Financial Risk Management LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•   Robert T. Cummings — Principal, Senior Director, Head of Portfolio Management at Milliman

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund and has served in such capacity since the Fund’s inception in July 2024.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at NAV only with authorized participants that have entered into agreements with the Fund’s distributor and only in Creation Units or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests. The Fund may issue and redeem Shares in exchange for cash at a later date but has no current intention of doing so. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

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Individual Shares may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.innovatoretfs.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, return of capital or capital gain. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), Innovator and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investor Suitability Considerations

You should only consider this investment if:	You should not consider this investment if:

•   you fully understand the risks inherent in an investment in Shares;

•   you desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you understand that the Fund is subject to losses of the Underlying ETF if the Underlying ETF losses exceed the Buffer at the end of the Outcome Period and are willing to bear those losses;

•   you are willing to hold Shares for the duration of the Outcome Period in order to achieve the Outcomes that the Fund seeks to provide;

•   you fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Buffer;

•   you understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are willing to forgo any gains experienced by the Underlying ETF;

•   you understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the Underlying ETF’s proximity to the Buffer;

•   you understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you are willing to accept the risk of losing your entire investment; and

•   you have visited the Fund’s website and understand the investment outcomes available to you based upon the time of your purchase.

•   you do not fully understand the risks inherent in an investment in Shares;

•   you do not desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you do not understand and/or are unwilling to bear that the Fund is subject to the losses of the Underlying ETF if the Underlying ETF losses exceed the Buffer at the end of the Outcome Period;

•   you are not willing to hold Shares for the duration of the Outcome Period;

•   you do not fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Buffer;

•   you do not understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are unwilling to forgo any gains experienced by the Underlying ETF;

•   you do not understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the Underlying ETF’s proximity to the Buffer;

•   you do not understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you desire a level of protection and are unwilling to accept the risk of losing your entire investment; and

•   you have not visited the Fund’s website and do not understand the investment outcomes available to you based upon the timing of your purchase.

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Additional Information About the Fund’s Principal Investment Strategies

The Fund’s principal investment strategy seeks to produce the Outcomes based upon the Defined Distribution Rate and performance of the Underlying ETF. If the Underlying ETF increases in value over the course of the Outcome Period, or the Underlying ETF experiences losses that are less than the Fund’s sought-after protective Buffer over the course of the Outcome Period, the Fund is designed to provide Fund shareholders that hold Shares for the entire Outcome Period with returns that equal the Defined Distribution Rate. If the Underlying ETF experiences losses that exceed the Buffer over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Shares for the entire Outcome Period with the Defined Distribution Rate less any decreases in NAV reflecting the losses experienced by the Underlying ETF that exceed the Buffer. There is no guarantee that the Fund will be successful in its attempt to provide a Buffer. The Defined Distribution Rate is provided prior to taking into account annual Fund management fees equal to 0.79% of the Fund’s daily net assets, transaction fees and any extraordinary expenses incurred by the Fund. A portion of the Defined Distributions may be taxable as ordinary income, capital gains, or return of capital. The Fund will not benefit from any increases in the Underlying ETF over an Outcome Period but is subject to the possibility of experiencing the significant losses of the Underlying ETF if its price return falls below the Buffer. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of the Underlying ETF. The Fund intends to primarily use FLEX Options to implement its investment strategies, however, the Fund may use “over-the-counter” (“OTC”) option contracts if the Adviser deems such use to be advisable.

The Underlying ETF is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests entirely in the S&P 500® Index. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index, which includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans over 24 separate industry groups. The Fund will also invest in U.S. Treasuries, which will mature on approximately the last day of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government. At the commencement of each Outcome Period, Milliman may determine to invest in FLEX Options contracts as a substitute for the Fund’s U.S. Treasury securities positions for the purposes of achieving the Defined Distributions (defined below). The Fund expects that such determination will be made based upon the liquidity and pricing of the U.S. Treasury securities and FLEX Options contracts.

The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), including the end of each Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The “Defined Distribution Rate” is an annualized payment rate established at the commencement of the Outcome Period that is the percentage of Defined Distributions per Share over an Outcome Period. The Defined Distribution Rate is based

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upon the Fund’s NAV at the commencement of each Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 7.15% prior to taking into account any fees or expenses charged to shareholders.

Shareholders will also be subject to losses that exceed the Buffer, which is set at Underlying ETF losses that exceed 9%. The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

As described further in this prospectus, there are risks associated with an investment in the Fund and there is no guarantee the Fund achieve the Outcomes it seeks to provide. The Fund’s unique characteristics (i.e., the imperative of holding Shares for the entire Outcome Period, the Buffer and Defined Distribution Rate) distinguish it from other investment products and may make it an unsuitable some investors. Please also refer to the “Investor Suitability Considerations” table in this prospectus.

The Fund’s investment objective is considered non-fundamental and may be changed by the Board without shareholder approval. Additionally, the Fund may liquidate and terminate at any time without shareholder approval.

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Investment profile for Intra-Outcome Period Investors

The Fund is designed for shareholders who hold Shares for the entirety of the Outcome Period. If an investor purchases Shares after the Outcome Period has commenced or sells Shares prior to the Outcome Period’s conclusion, such investor will not receive the Outcomes sought to be delivered by the Fund, and will experience very different investment outcomes then the Fund seeks to provide. Further, investors who purchase Shares after the commencement of the Outcome Period will have a different effective Defined Distribution Rate as a result of any changes in the Fund’s NAV since the commencement of the Outcome Period and Defined Distributions for an Outcome Period already paid. Following the commencement of an Outcome Period, the Fund seeks to provide shareholders who hold shares for the entirety of the Outcome Period with Defined Distributions paid by the Fund over the duration of the Outcome Period on remaining Defined Distribution Dates. An investor is expected to have the following investment profile for the remainder of an Outcome Period if such investor purchases shares after the commencement of the Outcome Period:

If the Underlying ETF is **At or Above** the Buffer at end of Outcome Period	=	Price change from the Fund's price at the time of purchase to Fund NAV at the end of the Outcome Period[1,2]
If the Underlying ETF is **Below** the Buffer at end of Outcome Period	=	Price change from the Fund's price at the time of purchase to match **Underlying ETF price return losses (*i.e.*, negative returns) that exceed the Buffer** at the end of the Outcome Period[2]

1. The Fund's NAV is expected to return to approximately the level it began the Outcome Period at if the Underlying ETF price level finishes at or above the Buffer level.
2. In each case, shareholders will receive all remaining Defined Distributions on the remaining Defined Distribution Dates.

Fund Investments

Principal Investments

FLEX Options

FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC option contracts positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

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The FLEX Options in which the Fund invests are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund will sell put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. The FLEX Options held by the Fund may be either physically settled (options that give the Fund the right to receive, or require the Fund to deliver, shares of the Underlying ETF on the option expiration date at the strike price) or cash settled (options that give the Fund the right to receive, or require the Fund to deliver, a cash payment on the option expiration date based upon the difference between the strike price and the then-current price of the Underlying ETF).

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the FLEX Options held by the Fund are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by Innovator as the “Valuation Designee” pursuant to Rule 2a-5 of the 1940 Act (“Rule 2a-5”) and approved by, and subject to the oversight of, the Board. The Fund will enter into FLEX Options contracts in accordance with Rule 18f-4 under the 1940 Act, which requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.

U.S. Treasury Securities

U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury that are backed by the full faith and credit of the United States Government.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s statement of additional information (“SAI”), which is available at www.innovatoretfs.com.

Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above. The significance of each risk factor below may change over time and you should review each risk factor carefully.

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Defined Outcome Strategy Risk.    The Fund, in employing a “defined outcome strategy” is subject to certain unique risks, which are detailed below.

Buffered Loss Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against Underlying ETF losses if the Underlying ETF’s share price decreases by 9% or less over the duration of the Outcome Period. A shareholder may lose their entire investment. The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate, while limiting downside losses, if Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available. Because the value of the FLEX Options depends, in part, on the time remaining until expiration and the Buffer is designed to be in effect at the end of the Outcome Period, it is possible that the Fund’s NAV may decrease during the Outcome Period before the Buffer is fully implemented. If a shareholder were to sell at this time, they could recognize losses on their investment. Additionally, because the Buffer is provided by operation of the FLEX Options, the implementation of the Buffer is subject to counterparty risk (for additional information, see “Counterparty Risk” herein). The Fund does not provide principal protection or non-principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment. An investor that holds Shares through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because at the end of each Outcome Period, a new Buffer will be established based on the then-current price of the Underlying ETF and any losses experienced below the prior Buffer will be locked-in. Since the Fund does not participate in the upside returns of the Underlying ETF, the Fund may have losses that exceed those of the Underlying ETF over multiple Outcome Periods.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to losses of the Underlying ETF that exceed the Buffer. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the Underlying ETF (relative to the initial value of the Underlying ETF at the commencement of the Outcome Period) despite being subject to all of the downside losses of the Underlying ETF after such losses exceed the Buffer. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as the Fund will not experience any positive price returns of the Underlying ETF, if any, and the Fund would underperform the Underlying ETF to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and

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the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the Underlying ETF and may underperform the Underlying ETF and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use

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of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.  As the Fund enters into derivatives transactions, pursuant to Rule 18f-4, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Buffer and Defined Distributions.

FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the Underlying ETF’s price return has dropped below the Buffer. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying ETF. Depending on the value of the Underlying ETF at this time and its proximity to the Buffer, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the Underlying ETF. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying ETF’s price return, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF, the Buffer and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option

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contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. Option contracts may also involve the use of leverage, which could result in greater price volatility than other markets. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected

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FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk.    Because the Fund is subject to the downside price returns of the Underlying ETF if the Underlying ETF losses exceed the Buffer, the Fund is subject to the associated risks of the Underlying ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF through its usage of FLEX Options:

Equity Securities Risk.    The Underlying ETF tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

Information Technology Companies Risk.    The Underlying ETF is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The Underlying ETF tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

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Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the Underlying ETF has decreased below the Buffer. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. Further, small changes in the value of the Underlying ETF at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETF, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the Underlying ETF on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes or interpretations affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Concentration Risk.    Through its usage of FLEX Options, the Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the Underlying ETF. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

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Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Values of securities may change due to factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of securities. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s investments and could result in disruptions in the trading markets. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors or other economic, political, or regulatory developments, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or

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other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could result in disruptions to trading markets and could also adversely affect the prices and liquidity of a Fund’s holdings. Any of such circumstances could result in increased market volatility and/or have a materially negative impact on the value of Shares or the liquidity of an investment. During any such events, Shares may trade at greater premiums or discounts to their NAV and the bid/ask spread on Shares may widen. The future potential economic impact of any such future events is impossible to predict and could result in adverse market conditions that impact the performance of the Fund.

New Fund Risk.    The Fund is new and currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Additionally, because the Fund has fewer assets than larger funds over which to spread its fixed costs, its expense levels on a percentage basis will be higher than that of a larger fund.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). Authorized participants are not obligated to make a market in Shares or submit orders for the issuance or redemption of Creation Units. To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only

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in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Buffer, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

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Tax Risk.    The Fund intends to qualify as a “regulated investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. The Fund’s Valuation Procedures adopted Innovator as Valuation Designee (as reviewed, approved, and subject to the oversight of the Board) complies with Rule 2a-5 under the 1940 Act. Pursuant to Rule 2a-5, the Board oversees the implementation of the Valuation Procedures. While the Fund’s program is designed to contemplate the specific risks of the Fund, there is no guarantee the program will adequately do so each time, and value may not be properly selected for the Fund.

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Management of the Fund

The Fund is a series of Innovator ETFs® Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Innovator Capital Management, LLC, 200 W. Front Street, Wheaton, Illinois 60187, serves as the Fund’s investment adviser. In its capacity as Adviser, Innovator has overall responsibility for selecting and monitoring the Fund’s investments and managing the Fund’s business affairs. Innovator serves as investment adviser to 150 exchange-traded funds, each of which is organized as a separate series of the Trust, a registered management investment company.

Investment Sub-Adviser

Milliman Financial Risk Management LLC, 71 South Wacker Drive, 31st Floor, Chicago, Illinois 60606, serves as the Fund’s investment sub-adviser. Milliman has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Managers

Robert T. Cummings and Jordan B. Rosenfeld serve as the Fund’s portfolio managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.

•   Robert T. Cummings — Principal, Senior Director and Head of Portfolio Management at Milliman.    Mr. Cummings has served in this role since 2007. Mr. Cummings has more than 13 years of experience as a trader with a primary focus on options. Prior to joining Milliman, he was involved in various proprietary trading strategies and was a portfolio manager of associated derivatives funds. These strategies included volatility arbitrage, global macro, and high-frequency trading. Entities at which Mr. Cummings has previously worked include Citadel Investment Group, TradeNet (as a primary market maker on the Chicago Board Options Exchange), KCM Group and Spyglass Capital Management.

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman.    Mr. Rosenfeld joined Milliman in 2018 as a trader and in 2021 was promoted to ETF Portfolio Manager. Mr. Rosenfeld is responsible for implementing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. He has more than nine years of experience in capital markets with a focus on derivatives portfolio management and multi-asset strategy. Prior to joining the firm, Mr. Rosenfeld was a global macro portfolio manager at Gelber Group.

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For additional information concerning Innovator and Milliman, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares may also be found in the SAI.

Management Fee

Pursuant to an investment advisory agreement between Innovator and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Innovator in an amount equal to 0.79% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Innovator for the services it provides to the Fund. Out of the unitary management fee, Innovator pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Innovator is not responsible for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Pursuant to an investment sub-advisory agreement between Innovator, Milliman and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Innovator has agreed to pay an annual sub-advisory fee to Milliman in an amount based on the Fund’s average daily net assets. Innovator is responsible for paying the entirety of Milliman’s sub-advisory fee. The Fund does not directly pay Milliman.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR for the fiscal year ended October 31, 2024.

Manager of Managers Structure.    The Fund and Innovator have received an exemptive order from the SEC to operate under a manager of managers structure that permits Innovator, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, Innovator has ultimate responsibility, subject to oversight by the Board, for overseeing the Fund’s sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Fund or Innovator.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to any sub-adviser or the sub-advisory agreement. The Manager of Managers Structure does not permit an increase in the advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to any sub-adviser or a sub-advisory agreement within 90 days of the change.

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Additional Information Relating to the Declaration of Trust

The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) provides that by virtue of becoming a shareholder of the Trust, each shareholder is bound by the provisions of the Declaration of Trust. Subject to the provisions of the Declaration of Trust, the Board may, subject to the requisite vote, engage in and prosecute, defend, compromise, abandon, or adjust, by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims, and demands relating to the Trust. The Board may, in the exercise of their or its good faith business judgment, dismiss any action, suit, proceeding, dispute, claim or demand, derivative or otherwise, brought by a shareholder in its own name or in the name of the Trust. The Declaration of Trust further provides a detailed process for the bringing of derivative actions by shareholders. Prior to bringing a derivative action, a written demand by the complaining shareholder must first be made on the Board to bring the subject action unless an effort to cause the Board to bring such action is excused. A demand on the Board shall only be excused if a majority of the Board a material personal financial interest in the subject action.

There may be questions regarding the enforceability of these provisions based on certain interpretations of the Securities Act of 1933 Act, as amended, the Securities Exchange Act of 1934, as amended and the 1940 Act. However, the Declaration of Trust provides if any provision shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to that provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of the Declaration of Trust. The provisions of the Declaration of Trust are not intended to restrict any shareholder rights under the federal securities laws and do not mandate the adjudication of federal securities laws claims through arbitration.

How to Buy and Sell Shares

The Fund will issue or redeem its Shares at NAV per Share only in Creation Units. Most Fund shareholders will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. Share prices are reported in dollars and cents per Share. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, a Fund Shareholder may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized participants may acquire Shares directly from the Fund, and authorized participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units, and in accordance with the procedures described in the SAI.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

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Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange is based on market price and may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions (“market timing”), and has adopted no policies and procedures with respect to market timing activities. In making this determination, the Board considered the risks associated with market timing activities by the Fund’s shareholders, including, dilution, disruption of portfolio management, increases in the Fund’s trading costs and the potential for the realization of capital gains.

Shares may be purchased and redeemed directly from the Fund only when aggregated into one or more Creation Units by authorized participants that have entered into agreements with the Fund’s distributor. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares detailed above. To the extent the Fund may effect the issuance or redemption of Creation Units in exchange wholly or partially for cash, such trades could result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objectives, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by authorized participants increases. However, direct trading by authorized participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Fund reserves the right to not accept orders from authorized participants that Innovator has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

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Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use as the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

The Fund intends to continue to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information only. You should consult your own tax advisor about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•   the Fund makes distributions,

•   you sell your Shares listed on the Exchange, and

•   you purchase or redeem Creation Units.

To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. The Fund intends to treat any income that it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for

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special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

Taxes on Distributions

The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Shares, which could result in you having to pay higher taxes in the future when Shares are sold, even if you sell the Shares at a loss from your original investment. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

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An election may be available to shareholders to defer recognition of the gain attributable to a capital gain dividend if they make certain qualifying investments within a limited time. Shareholders should talk to their tax advisor about the availability of this deferral election and its requirements. The Fund’s positions in FLEX Options may reduce the amount of long-term capital gains, and, thus, reduce the amount of distributions eligible to be capital gain dividends.

Taxes on Exchange Listed Shares

If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

Taxes and Purchases and Redemptions of Creation Units

If you exchange securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and any cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of the FLEX Options

The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market but the positions will be subject to the straddle rules.

However, the Fund’s investments in offsetting positions with respect to the Underlying ETF may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

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The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax (“backup withholding”) from dividends and capital gains distributions paid to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify to the Fund that he or she is not subject to backup withholding. The current backup withholding rate is 24%. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will generally be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below.

However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

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Distributions to, and gross proceeds from dispositions of Shares by, (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners may be subject to a U.S. withholding tax of 30%. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Distributions and Taxes” in the SAI for more information.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

Net Asset Value

US Bancorp Fund Services LLC (“USBFS”), the Fund’s administrator and fund accounting agent, calculates the Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. E.S.T.) every day the New York Stock Exchange is open. The NAV for one Share is the value of that Share’s portion of the net assets of the Fund, which is calculated by taking the market price of the Fund’s total assets, including any interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent is the NAV per Share.

Section 2(a)(41) of the 1940 Act provides that when a market quotation is readily available for a fund’s portfolio investments, such investment must be valued at the market value. Rule 2a-5 under the 1940 Act defines a readily available market quotation as “a quoted price (unadjusted) in active markets for identical investments that the fund can access at a measurement date, provided that a quotation will not be readily available if it is not reliable.” If a market quotation is not “readily available” the portfolio investment must be fair valued as determined in good faith by a fund’s board of trustees. Rule 2a-5 allows a fund’s board of trustees to designate the fund’s investment adviser as the “valuation designee” to perform fair value determinations subject to certain conditions. In accordance with Rule 2a-5, the Board has appointed Innovator as the “Valuation Designee” for the Fund’s portfolio investments. Investments will be fair valued as determined in good faith in accordance with the policies and procedures established by Innovator as the Valuation Designee pursuant to Rule 2a-5 and approved by, and subject to the oversight of, the Board of Trustees. As a general principle, “fair value” represents a good faith approximation of the value of a portfolio investment and is the amount the Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. The use of fair value prices may result in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such

47

securities. While the Valuation Procedures (defined below) are intended to result in the Fund’s NAV calculation that fairly reflects the values as of the time of pricing, the fair value determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.

FLEX Options listed on an exchange (e.g., Cboe) will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Fund’s option has a same-day market trading price, this same-day market trading price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Sub-Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s NAV. If either pricing vendor is not available to provide a model price for that day, the value of a FLEX option will be determined by Innovator as Valuation Designee in accordance with the Valuation Procedures. In instances where in the same trading day, a particular FLEX Option is represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or a redemption unit), for valuation purposes that trading day the Fund will default to use the trade price for both instances, rather than the model price otherwise available for the in-kind transaction.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price.

Exchange-traded options (other than FLEX Options) and futures contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be valued at fair value. Any fair value determination will be made in accordance with the policies and procedures established by Innovator as Valuation Designee in accordance with Rule 2a-5.

USBFS may obtain all market quotations used in valuing securities from a third-party pricing service vendor (a “Pricing Service”). If no quotation can be obtained from a Pricing Service, then USBFS will contact Innovator. Innovator is responsible for establishing the valuation of portfolio securities and other instruments held by the Fund in accordance with the pricing and valuation procedures adopted by the Board (the “Valuation Procedures”). Innovator will then attempt to obtain one or more broker quotes for the security daily and will value the security accordingly.

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If no quotation is available from either a Pricing Service, or one or more brokers, or if Innovator has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by Innovator in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following: (a) the type of security; (b) the size of the holding; (c) the initial cost of the security; (d) transactions in comparable securities; (e) price quotes from dealers and/or pricing services; (f) relationships among various securities; (g) information obtained by contacting the issuer, analysts, or the appropriate stock exchange; (h) an analysis of the issuer’s financial statements; and (i) the existence of merger proposals or tender offers that might affect the value of the security.

With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell Shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its Shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

For more information about how the Fund’s NAV is determined, please see the section in the SAI entitled “Determining Offering Price and Net Asset Value.”

Fund Service Providers

US Bancorp Fund Services LLC is the administrator and transfer agent for the Trust. U.S. Bank, N.A. serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

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Premium/Discount Information

Information showing the number of days the market price of Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.innovatoretfs.com.

Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Rule 12d1-4 under the 1940 Act provides the requirements under which an investment company may invest in securities of another investment company beyond the limits prescribed in Section 12(d)(1) of the 1940 Act. Any investment by another investment company in the Fund, or by the Fund in another investment company, must comply with Rule 12d1-4 in order to exceed the limits contained in Section 12(d)(1).

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. The total returns in the table represent how much an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single Fund Share. The information below has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s N-CSR, which is available upon request.

Innovator ETFs® Trust

Financial Highlights

Innovator Premium Income 9 Buffer ETF™ — July

		Investment Operations:			Less Distributions From:
For the Year Ended	Net Asset Value, Beginning of the Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
10/31/2024(f)	$23.76	$0.35	$0.19	$0.54	$(0.36)	$—	$(0.14)	$(0.50)
					Supplemental Data and Ratios
For the Year Ended	ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return		Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)
10/31/2024(f)	$0.02	$23.82	2.32	%(e)	$1,191	0.79%	4.31%	0	%(e)

(a)      Net investment income per share has been calculated based on average shares outstanding during the year.

(b)      Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)      Portfolio turnover rate excludes in-kind transactions.

(d)      Annualized for periods less than one year.

(e)      Not annualized for periods less than one year.

(f)      Inception date of the Fund was June 28, 2024.

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Innovator Premium Income 9 Buffer ETF™ — July

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund’s most recent SAI, annual or semi-annual reports and certain other information such as Fund financial statements are available free of charge by calling the Fund at (800) 208-5212, on the Fund’s website at www.innovatoretfs.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Innovator Capital Management, LLC 200 W. Front Street Wheaton, Illinois 60187 (800) 208-5212 www.innovatoretfs.com	SEC File #: 333-146827 811-22135

Prospectus

Innovator Premium Income 15 Buffer ETF™ — July

(Cboe BZX — LJUL)

February 28, 2025

Innovator Premium Income 15 Buffer ETF™ — July (the “Fund”) is a series of
Innovator ETFs® Trust (the “Trust”) and is an actively managed ETF.

• The Fund employs an income-oriented “defined outcome strategy.” Defined outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The outcomes sought by the Fund, which include the defined distributions and buffer discussed below (the “Outcomes”), are contingent on the performance of the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) and the yield of U.S. Treasury bills (“U.S. Treasuries”) over an approximately one-year period from July 1 through June 30 of the following year (the “Outcome Period”). The current Outcome Period is from July 1, 2024 through June 30, 2025. The Fund invests in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF and U.S. Treasuries. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another Outcome Period will begin. The Fund and the sought-after Outcomes are designed for shareholders who invest from the commencement of the Outcome Period through the end of the Outcome Period. If an investor purchases shares of the Fund (“Shares”) after the Outcome Period has begun or sells Shares prior to the expiration of the Outcome Period, the investment outcomes experienced by such investor will differ from the Fund’s sought-after Outcomes. There is no guarantee that the Outcomes for an Outcome Period will be realized.

•   As further described in this Prospectus, the Fund’s principal investment strategy seeks to provide the following investment profile over each Outcome Period:

•   Defined Distributions:    The Fund seeks to provide shareholders distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 6.38% prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each month will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). The Defined Distribution Rate is applicable only to those investors who hold Shares for an entire Outcome Period and is not guaranteed. See “Principal Investment Strategies – Fund Portfolio”.

•   Buffer:    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with a buffer (the “Buffer”) against the first 15% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 15% on a one-to-one basis. If the Outcome Period has begun and the Fund has decreased in value beyond the pre-determined 15% Buffer, an investor purchasing Shares at that price may not benefit from the Buffer. Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing Shares at that price may not benefit from the Buffer until the Fund’s value has decreased to its value at the commencement of the Outcome Period. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

•   Outcomes:    The Fund is designed to provide investors with Outcomes for each Outcome Period that is equal to the Defined Distribution Rate, less the losses experienced by the Underlying ETF if such losses exceed the Buffer at the end of the Outcome Period. If at the end of the Outcome Period the Underlying ETF has experienced a positive price return, or price return losses that are less than the Buffer, the Fund is designed to provide investors who hold shares for the entirety of the Outcome

Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the Underlying ETF has experienced losses at the end of the Outcome Period that exceed the Buffer, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value reflecting the losses experienced by the Underlying ETF that exceed the Buffer, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the Underlying ETF over each Outcome Period.

Investors that purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. The effect of the Buffer on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the Underlying ETF has produced losses that exceed the Buffer at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the Underlying ETF is likely to have changed in value and will affect the amount of losses the Underlying ETF may incur before the Buffer is exceeded. An investor that holds Shares through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because at the end of each Outcome Period, a new Buffer will be established based on the then-current price of the Underlying ETF and any losses experienced below the Buffer will be locked-in. Moreover, because the Fund does not participate in the upside returns of the Underlying ETF, the Fund will be unable to recoup any losses from the prior Outcome Periods. Accordingly, over multiple Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. See “Principal Investment Strategies – The Outcome Period”.

•   The Outcomes are provided prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets are considered, the Defined Distribution Rate is 5.59%. The Outcomes will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

•   The Fund’s FLEX Options positions will not provide upside exposure to the price return of the Underlying ETF and therefore the Fund will not participate in any increases in the price return of the Underlying ETF over the duration of the Outcome Period. Notwithstanding the above, the Fund is subject to the possibility of experiencing the significant losses of the Underlying ETF if its price return falls below the Buffer. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of Underlying ETF.

•   The Outcomes may only be realized by investors who hold Shares at the outset of the Outcome Period and continue to hold such Shares until the conclusion of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes on the last day of each Outcome Period. It should not be expected that the Outcomes, including the net effect of the Fund’s annual management fee on the Outcomes, will be provided at any point prior to the last day of the Outcome Period. Investors considering purchasing Shares after the Outcome Period has begun or selling Shares prior to the end of the Outcome Period should visit the website referenced below to fully understand the potential Outcomes.

•   The Fund’s website, www.innovatoretfs.com/ljul, provides important Fund information (including, among other items, Outcome Period start and end dates, information relating to the Defined Distributions, the Defined Distribution Rate and the potential Outcomes related to the Buffer), as well information relating to the potential outcomes of an investment in the Fund on a daily basis. If you are contemplating purchasing Shares, please visit the Fund’s website.

Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund. The Fund has characteristics unlike many other traditional investment products and may not be suitable for all investors.

The Fund lists and principally trades its Shares on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices may differ to some degree from the net asset value of Shares. Unlike mutual funds, the Fund issues and redeems Shares at NAV only in large blocks of Shares called “Creation Units.” The Fund is a series of the Trust and is an actively managed exchange-traded fund organized as a separate series of a registered management investment company.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Innovator Premium Income 15 Buffer ETF™ – July

Investment Objective

The Fund seeks to provide investors, over the period from July 1, 2024 through June 30, 2025, with an investment that provides a high level of income through a Defined Distribution Rate of 6.38% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% of SPDR® S&P 500® ETF Trust losses.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.79%

(1)      “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.
	1 Year	3 Years
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:	$81	$252

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

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Principal Investment Strategies

General Strategy Description.    The Fund is an actively managed exchange-traded fund (“ETF”) that invests in U.S. Treasury bills (the “U.S. Treasuries”) and FLexible EXchange® Options (“FLEX Options”) that use as a reference asset, the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand the characteristics of the Fund before making an investment in the Fund. As further described below, the Fund’s principal investment strategy seeks to provide the following investment profile over an approximately one-year period from July 1 through June 30 of the following year (the “Outcome Period”):

•   Defined Distributions:    The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 6.38% prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is based on market conditions at the onset of the Outcome Period and is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each month will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Defined Distribution Rate” for additional information.

•   Buffer:    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with a Buffer against the first 15% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 15% on a one-to-one basis. If the Outcome Period has begun and the Fund has decreased in value beyond the pre-determined 15% Buffer, an investor purchasing Shares at that price may not benefit from the Buffer. Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing Shares at that price may not benefit from the Buffer until the Fund’s value has decreased to its value at the commencement of the Outcome Period. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

At the conclusion of each Outcome Period, the Fund will establish a new Buffer (i.e., beginning at 15% of Underlying ETF losses) for the next Outcome Period. The Buffer level beginning at 15% of losses of the Underlying ETF will remain constant from one Outcome Period to the next. There is no guarantee that the Fund will be successful in its attempt to implement the Buffer. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Buffer” for additional information.

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•   Outcomes:    The pre-determined outcomes sought by the Fund, which include the Defined Distributions and the Buffer (the “Outcomes”) are designed to provide investment performance for each Outcome Period that is equal to the Defined Distribution Rate, less any decreases in NAV reflecting the losses experienced by the Underlying ETF that exceed the Buffer. If at the end of the Outcome Period the Underlying ETF has experienced (in comparison to the market value of the Underlying ETF at the beginning of the Outcome Period) a positive price return, or price return losses that are less than the Buffer, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the Underlying ETF has experienced losses at the end of the Outcome Period that exceed the Buffer (in comparison to the market value of the Underlying ETF at the beginning of the Outcome Period), the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value reflecting the losses experienced by the Underlying ETF that exceed the Buffer. The Fund will not receive any of the upside returns of the Underlying ETF over the Outcome Period. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Outcome Period” for additional information. The Fund and the sought-after Outcomes are designed for shareholders who invest and hold Shares from the commencement of the Outcome Period through the end of the Outcome Period. The effect of the Buffer on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the Underlying ETF has produced losses that exceed the Buffer at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the Underlying ETF is likely to have changed in value and will affect the amount of losses the Underlying ETF may incur before the Buffer is exceeded. If an investor purchases Shares after the Outcome Period has begun or sells Shares prior to the conclusion of the Outcome Period, the Outcomes experienced by the investor will differ from the Fund’s sought-after Outcomes. See “Principal Investment Strategies – Intra-Outcome Period”.

The Fund seeks a high level of income that exceeds an investment in U.S. Treasuries with premiums generated from the Fund’s FLEX Options positions. As further described below, the Fund will purchase U.S. Treasuries and enter into a series of FLEX Option contracts that provides additional income to the Fund by virtue of premiums received from sold FLEX Options. The Fund is designed to provide Defined Distributions based on a Defined Distribution Rate that is established at the commencement of each Outcome Period. The Defined Distribution Rate is based upon prevailing market conditions for both the U.S Treasuries and the FLEX Options on the first day of the Outcome Period and will be further reduced by the Fund’s annual management fees, any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the current Outcome Period, the Defined Distribution Rate is 6.38% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.59%. While the Defined Distribution Rate is expected to remain constant over the Outcome Period for shareholders who hold Shares continuously from the commencement of the Outcome Period until its conclusion, the Defined Distribution Rate is not guaranteed. The Defined Distribution Rate is based on the NAV per Share at the commencement of the Outcome Period and any shareholders that initially invest at a Share price that differs from this NAV will not experience the Defined Distribution Rate. Because the Defined Distribution Rate is based upon prevailing market conditions at the beginning of an Outcome Period, the Defined Distribution Rate will rise or fall from one Outcome Period to the next.

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Fund shareholders also will be subject to losses experienced by the Underlying ETF if the Underlying ETF experiences losses from the commencement of the Outcome Period to its conclusion that exceed the Buffer. The Fund will seek to set the Buffer at 15% of Underlying ETF losses at the end of each Outcome Period. If at the end of the Outcome Period the Underlying ETF has experienced a positive price return, or price return losses that are less than the Buffer, the Fund will not experience any of the losses of the Underlying ETF and is designed to provide returns that equal the Defined Distribution Rate. However, if the Underlying ETF has decreased in value below the Buffer at the end of the Outcome Period, the Fund’s investments will generate Outcomes that equal the Defined Distribution Rate less any decreases in NAV reflecting the losses experienced by the Underlying ETF that exceed the Buffer. The Fund will not benefit from any increases in the Underlying ETF over the course of an Outcome Period but is subject to the possibility of significant losses experienced by the Underlying ETF if the value of the Underlying ETF drops below the Buffer at the end of the Outcome Period. A shareholder could lose its entire investment. The Fund will not receive or benefit from any dividend payments made by the constituents of the Underlying ETF.

The current Outcome Period is from July 1, 2024 through June 30, 2025. Upon the conclusion of the Outcome Period, the Fund will receive the value of its investments in the U.S. Treasuries upon the maturity of such U.S. Treasuries and deliver cash owed on its FLEX Options positions, if any. At the commencement of the new Outcome Period, the Fund will enter into new FLEX Options with an expiration date of approximately one year and invest in U.S Treasuries with maturity dates on or about each Distribution Date, the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period. The Outcomes may only be realized by shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. See “Principal Investment Strategies – Intra-Outcome Period” and “Principal Investment Strategies – The Outcome Period” for additional information.

Fund Portfolio.    The Fund’s investment sub-adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”) will pursue the Fund’s investment objective through the combination of FLEX Options positions that reference the Underlying ETF and in U.S. Treasuries. As further described below, the Fund will invest proceeds from investments in the Fund, together with the FLEX Options premium net proceeds, in U.S. Treasuries in seeking to provide the Defined Distribution Rate.

FLEX Options are exchange-traded option contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. See “Principal Risks – Derivatives Risk – FLEX Options Risk”. The Fund’s FLEX Options positions have expiration dates on or about the final date of the Outcome Period. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option contract the right to buy or sell a particular asset at a specified future date at an agreed upon price. An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the seller of the put option contract (i.e., the “writer”) the obligation to buy (if the option is exercised), a specified amount of an underlying security at a pre-determined price (the strike price). The FLEX Options used by the Fund are European-style option contracts, meaning that the FLEX Options may only be exercised on the expiration date. The FLEX Options are not guaranteed to

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perform as expected. See “Principal Risks – Buffer Risk” and “Principal Risks – Derivatives Risk – FLEX Options Risk” below for additional information. Each of the FLEX Options sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options sold on the first day of the Outcome Period. The reference asset for the Fund’s FLEX Options positions is the Underlying ETF. The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index, which is a market capitalization weighted index of the 500 largest U.S. public companies. The Underlying ETF invests in equity securities of companies, including companies with large capitalizations. To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. Through its use of FLEX Options that provide exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector. For more information on the Underlying ETF, please see the section of the prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The Fund will also purchase U.S. Treasuries that align with the monthly Distribution Dates for the effective management of the Fund’s portfolio and Defined Distributions, with the majority of the Fund’s assets invested in U.S. Treasuries that expire on or about the final Distribution Date at the conclusion of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

The below chart represents the Fund’s investment portfolio and related investment function of each component.

Innovator Premium Income 15 Buffer ETF™ – Fund Holdings

Portfolio Investment	Investment Terms	Investment Function	Investment Maturities/Expirations
U.S. Treasuries	Investments in the Fund and premiums generated from the Fund’s put FLEX Option positions are invested in U.S. Treasury bills supported by the full faith and credit of the U.S. Government	Treasury Income	Monthly to align with the Defined Distributions, including the final day of the Outcome Period
Sold Put FLEX Option Contract on Underlying ETF

Fund sells an out-of-the-money put FLEX Option (i.e., the strike price is less than the current asset price) at 85% of the then-current value of the Underlying ETF at the beginning of the Outcome Period

Premium generated from selling put FLEX Option which is subsequently invested in U.S. Treasuries

Position provides losses experienced by the Underlying ETF losses on a one-to-one basis starting at 85% of the then-current value of the Underlying ETF

Final day of the Outcome Period

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The Sub-Adviser seeks to specifically select the strike price for each FLEX Option contract held by the Fund such that if the FLEX Options were exercised on the expiration date (the final day of the Outcome Period), the Fund’s portfolio would provide a 15% Buffer with losses experienced to the full extent of the Underlying ETF losses on a one-to-one basis starting at 15% of losses. The Fund’s portfolio holdings are as detailed below:

•   A sold put FLEX Option with a strike price at 85% of the value of the Underlying ETF at the commencement of the Outcome Period. The sold put FLEX Option provides one-to-one downside for all losses that exceed the strike price. In exchange for selling the put FLEX Option, the Fund will receive a premium that will be invested in the U.S. Treasuries and be part of the Defined Distribution Rate.

•   The Fund will use proceeds from the sale of Shares to purchase U.S. Treasuries that mature at the end of the Outcome Period. The Fund receives premiums from its FLEX Options positions and invests the proceeds in U.S. Treasuries with maturities that align with the Distribution Dates. The U.S. Treasuries are entitled to an interest rate, which when added to the premiums received for selling FLEX Options, produce the Defined Distribution Rate. The Defined Distribution Rate is distributed to shareholders in Defined Distributions.

Intra-Outcome Period.    It is anticipated that during the Outcome Period the Fund’s NAV will not change in value at the same rate as the Underlying ETF, and in some instances may not be correlated to the movements in the value of the Underlying ETF. The Fund’s NAV is based upon the value of its portfolio. During each Outcome Period, the Fund’s NAV will be subject to increases and decreases in the market value of the U.S. Treasuries until the U.S. Treasuries held by the Fund mature. The value of the Fund’s FLEX Options positions, which expire at the conclusion of an Outcome Period, will also impact the Fund’s NAV and is dependent upon additional factors. Although the value of the Underlying ETF is a significant component of the value of the Fund’s FLEX Options, the time remaining until the FLEX Options expire and other factors, including current interest rates and volatility rates, will also affect their value. The Sub-Adviser anticipates that the value of the FLEX Options, and therefore the Fund’s NAV, may increase on days when the Underlying ETF increases (if the Underlying ETF is below its original value at the start of the Outcome Period) and may decrease on days when the Underlying ETF’s level decreases, but that the rate of change will be less than that experienced by the Underlying ETF. Because the Fund will not participate in upside exposure to the Underlying ETF for the entirety of an Outcome Period, to the extent the value of the Underlying ETF increases beyond the initial value at the commencement of the Outcome Period, the value of the Fund’s FLEX Options are not expected to have corresponding price movements. The effect of the Buffer on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the Underlying ETF has produced losses that exceed the Buffer at any point during the Outcome Period. However, the proximity of the value of the Underlying ETF to the Buffer will have a significant impact on the value of the Fund’s FLEX Options and the direction and rate of change of the Fund’s NAV as compared to that of the Underlying ETF. Similar to other securities with established dividend or distribution payment dates, it is expected that the Fund’s NAV may increase or decrease immediately prior to and following a Distribution Date. As a result, it is possible that the Fund’s NAV could decrease notwithstanding an increase in the Underlying ETF. It is anticipated that the Fund will be subject to significant changes in the value of the FLEX Options, and therefore the Fund’s NAV, at the end of the Outcome Period depending on the proximity of the value of the Underlying

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ETF to the Buffer. As a result, as time approaches the expiration date of the FLEX Options, subsequent movements in the value of the Underlying ETF may have dramatic impacts on the Fund’s NAV. Investors should understand this potential relationship before investing in the Fund.

Investors purchasing Shares after the Outcome Period has begun or selling Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Such experience may be impacted as detailed below:

•   Impact on the Defined Distribution Rate:    The Defined Distribution Rate is measured against the NAV per Share at the commencement of the Outcome Period and is only applicable to shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. Investors purchasing Shares after an Outcome Period commences will have a different effective Defined Distribution Rate as a result of any differences versus the price of the Shares purchased versus that of the Fund’s NAV at the commencement of the Outcome Period. See “Additional Information About the Fund’s Principal Investment Strategies.”

•   Impact on the Buffer:    If an investor purchases Shares after the commencement of the Outcome Period, the Underlying ETF is likely to have changed in value which will affect the amount of losses the Underlying ETF may incur before the Buffer. The effect of the Buffer on the sought-after Outcomes is measured at the end of the Outcome Period, regardless of whether the level of the Underlying ETF has produced losses that exceed the Buffer at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the Underlying ETF is likely to have changed in value and will affect the amount of losses the Underlying ETF may incur before the Buffer is exceeded. If the Underlying ETF has decreased in value, such intra-Outcome Period investor will not receive a full 15% Buffer. If an investor is considering purchasing Shares during the Outcome Period, and the value of the Underlying ETF has already decreased, an investor purchasing Shares at that time will receive less of a Buffer or no Buffer that the Fund seeks to offer for the remainder of the Outcome Period. Although the effect of the Buffer with respect to the Fund’s designed Outcomes over an Outcome period is measured only at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the Underlying ETF. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the Underlying ETF’s relative position to the Buffer and subsequent movements in the value of the Underlying ETF.

The Outcome Period.    The Outcome Period is from July 1 through June 30 of the following year and begins on the day the FLEX Options are entered into and ends approximately one year later on the expiration date for the FLEX Options. Because the terms of the FLEX Options will not change

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over the course of the Outcome Period, the Buffer is measured against the value of the Underlying ETF at the onset of the Outcome Period. In addition, certain of the Fund’s U.S. Treasuries will mature at or near the end of each Outcome Period. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares at the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes. The Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the operationality of the Fund and the Outcomes it seeks to provide over an Outcome Period. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over

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the course of an Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the Underlying ETF, the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF, the FLEX Options or the Fund. The actual overall performance of the Fund will vary during the Outcome Period. While the Fund’s FLEX Options performance includes premiums generated from such FLEX Options, the below table reflects that premiums generated from the Fund’s FLEX Options positions are included in the Defined Distribution Rate. Please refer to the Fund’s website, www.innovatoretfs.com/ljul, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	-100%	-50%	-25%	-15%	0%	10%	20%	50%	100%
FLEX Options Performance	-85%*	-35%*	-10%*	0%*	0%*	0%*	0%*	0%*	0%*
Fund Performance	-85% + Defined Distribution Rate**	-35% + Defined Distribution Rate**	-10% + Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**

*           The FLEX Options’ performance includes the premium received by the Fund for selling such options, which is not reflected in this figure, but is included in the Defined Distribution Rate indicated below.

**         The Fund’s performance is equal to the Defined Distribution Rate minus the losses experienced by the Underlying ETF that exceed the Buffer, if any. The Defined Distribution Rate is set on the first day of the Outcome Period and is 6.38% prior to taking into any account fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.59%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Defined Distribution Rate, and therefore the performance delivered by the Fund to the Fund’s shareholders.

An investor that holds Shares through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because at the end of each Outcome Period, a new Buffer will be established based on the then-current price of the Underlying ETF and any losses experienced below the Buffer will be locked-in. Moreover, because the Fund does not participate in the upside returns of the Underlying ETF, the Fund will be unable to recoup any losses from the prior Outcome Periods. Accordingly, over multiple Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF.

The Defined Distribution Rate.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the course of the Outcome Period is the Defined Distribution Rate, less any decreases in NAV reflecting the losses experienced by the Underlying ETF that exceed the Buffer at the end of the Outcome Period (in comparison to the market value of the Underlying ETF at the commencement of the Outcome Period). The Defined Distribution Rate, which is paid out via the Defined Distributions, is determined at the commencement of each Outcome Period and represents the expected payment rate an investor can achieve from an investment in Shares over the duration of the Outcome Period, however such payment rate is not guaranteed. The Defined Distribution Rate is the result of the premiums received from the Fund’s sold FLEX Options and the income received by the Fund through its investments in U.S. Treasuries. The Defined Distribution Rate is
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calculated against the Fund’s NAV per Share at the commencement of the Outcome Period and is only representative to shareholders who invest in Shares at this NAV per Share. If a shareholder purchases Shares at a market price that differs from that of the NAV per Share at the commencement of the Outcome Period, such shareholder will experience a different rate than the Defined Distribution Rate.

During each Outcome Period, the Fund will purchase and sell FLEX Options and use the proceeds from the sale of Shares to purchase U.S. Treasuries. The amount of premiums the Fund receives for selling FLEX Options as well as the interest rate for the U.S. Treasuries, and therefore the Defined Distribution Rate of the Fund, will be dependent upon prevailing market conditions at the time the Fund enters into the FLEX Options and purchases U.S. Treasuries, most notably, current interest rates and volatility in the Underlying ETF. The Defined Distribution Rate for the current Outcome Period is 6.38% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.59%. The Defined Distribution Rate will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the purposes of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. The Defined Distribution Rate is also set forth on the Fund’s website at www.innovatoretfs.com/ljul.

The Fund distributes the Defined Distribution Rate through the Defined Distributions. Defined Distributions are paid on the first business day of the following respective month (each a Distribution Date), to shareholders of record on the last business day of each month. The Defined Distribution Rate is only applicable to investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. The Defined Distribution Rate will remain constant for such investors over the course of a single Outcome Period. However, the Defined Distribution Rate will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Defined Distribution Rate and Defined Distributions should be considered before investing in the Fund. If an investor is considering purchasing Shares after the Outcome Period has commenced, and the Fund has already made some or all of its Defined Distributions, an investor purchasing Shares will not receive the same Defined Distribution Rate for the remainder of the Outcome Period but will still remain vulnerable to the entirely of the significant downside risks associated with the Buffer. In such an instance, the investor may experience significantly different Outcomes than those the Fund seeks to provide. There is no guarantee that the Fund will successfully achieve its investment objective.

The Buffer.    The Buffer is only operative against the first 15% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 15%, the Fund will experience all subsequent losses on a one-to-one basis. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period. Therefore, it should not be expected that the Buffer will be provided at any point prior to the last day of the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already decreased in value

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by an amount equal to or greater than 15%, an investor purchasing Shares at that price may not benefit from the Buffer that the Fund seeks to provide for the remainder of the Outcome Period. Conversely, if an investor is considering purchasing Shares during the Outcome Period and the Fund has already increased in value, then a shareholder may experience losses prior to gaining the protection offered by the Buffer, which is not guaranteed. A shareholder that purchases Shares at the beginning of the Outcome Period may lose their entire investment. While the Fund seeks to limit losses to 85% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and U.S. Treasuries, and another Outcome Period will commence.

Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Defined Distribution Rate (both gross and net of the unitary management fee) for the next Outcome Period and disclose such information on the Fund’s website, www.innovatoretfs.com. The Fund’s website will also provide information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and potential Outcomes related to the Buffer, of an investment in the Fund on a daily basis.

The Fund’s website, www.innovatoretfs.com/ljul provides information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and Buffer, of an investment in the Fund on a daily basis.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Defined Outcome Strategy Risk.    The Fund, in employing a “defined outcome strategy” is subject to certain unique risks, which are detailed below.

Buffered Loss Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against Underlying ETF losses if the Underlying ETF’s share price decreases by 15% or less over the duration of the Outcome Period. A shareholder may lose their entire investment. The Fund’s strategy seeks to provide returns that are equal to

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the Defined Distribution Rate, while limiting downside losses, if Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available. The Fund does not provide principal protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment. An investor that holds Shares through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because at the end of each Outcome Period, a new Buffer will be established based on the then-current price of the Underlying ETF and any losses experienced below the prior Buffer will be locked-in. Since the Fund does not participate in the upside returns of the Underlying ETF, the Fund may have losses that exceed those of the Underlying ETF over multiple Outcome Periods.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to losses of the Underlying ETF that exceed the Buffer. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the Underlying ETF (relative to the initial value of the Underlying ETF at the commencement of the Outcome Period) despite being subject to all of the downside losses of the Underlying ETF after such losses exceed the Buffer. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as Fund will not experience any positive price returns of the Underlying ETF, if any, and the Fund would underperform the Underlying ETF to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

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Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the Underlying ETF and may underperform the Underlying ETF and other funds.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Buffer and Defined Distributions.

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FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the Underlying ETF’s price return has dropped below the Buffer. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying ETF. Depending on the value of the Underlying ETF at this time and its proximity to the Buffer, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the Underlying ETF. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying ETF’s price return, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF, the Buffer and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 under the 1940 Act (“Rule 18f-4”) in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes..

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Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk.    Because the Fund is subject to the downside price returns of the Underlying ETF if the Underlying ETF losses exceed the Buffer, the Fund is subject to the associated risks of the Underlying ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF through its usage of FLEX Options:

Equity Securities Risk.    The Underlying ETF tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the Underlying ETF. Equity securities may decline in value

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because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

Information Technology Companies Risk.    The Underlying ETF is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The Underlying ETF tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the Underlying ETF has decreased below the Buffer. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. Further, small changes in the value of the Underlying ETF at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETF, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the Underlying ETF on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options

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in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes or interpretations affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Concentration Risk.    Through its usage of FLEX Options, the Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the Underlying ETF. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient

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number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

New Fund Risk.    The Fund is new and currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Additionally, because the Fund has fewer assets than larger funds over which to spread its fixed costs, its expense levels on a percentage basis will be higher than that of a larger fund.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

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Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to sell) on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of

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the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Buffer, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a “regulated investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the

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projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance

As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.innovatoretfs.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Innovator Capital Management, LLC (“Innovator” or the “Adviser”)

Investment Sub-Adviser

Milliman Financial Risk Management LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•   Robert T. Cummings — Principal, Senior Director, Head of Portfolio Management at Milliman

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Mr. Cummings and Mr. Rosenfeld have each served in this capacity since the Fund’s inception in July 2024.

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Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at NAV only with authorized participants that have entered into agreements with the Fund’s distributor and only in Creation Units or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests. The Fund may issue and redeem Shares in exchange for cash at a later date but has no current intention of doing so. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.innovatoretfs.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, return of capital or capital gain. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), Innovator and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investor Suitability Considerations

You should only consider this investment if:	You should not consider this investment if:

•   you fully understand the risks inherent in an investment in Shares;

•   you desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you understand that the Fund is subject to losses of the Underlying ETF if the Underlying ETF losses exceed the Buffer at the end of the Outcome Period and are willing to bear those losses;

•   you are willing to hold Shares for the duration of the Outcome Period in order to achieve the Outcomes that the Fund seeks to provide;

•   you fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Buffer;

•   you understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are willing to forgo any gains experienced by the Underlying ETF;

•   you understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the Underlying ETF’s proximity to the Buffer;

•   you understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you are willing to accept the risk of losing your entire investment; and

•   you have visited the Fund’s website and understand the investment outcomes available to you based upon the time of your purchase.

•   you do not fully understand the risks inherent in an investment in Shares;

•   you do not desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you do not understand and/or are unwilling to bear that the Fund is subject to the losses of the Underlying ETF if the Underlying ETF losses exceed the Buffer at the end of the Outcome Period;

•   you are not willing to hold Shares for the duration of the Outcome Period;

•   you do not fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Buffer;

•   you do not understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are unwilling to forgo any gains experienced by the Underlying ETF;

•   you do not understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the Underlying ETF’s proximity to the Buffer;

•   you do not understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you desire a level of protection and are unwilling to accept the risk of losing your entire investment; and

•   you have not visited the Fund’s website and do not understand the investment outcomes available to you based upon the timing of your purchase.

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Additional Information About the Fund’s Principal Investment Strategies

The Fund’s principal investment strategy seeks to produce the Outcomes based upon the Defined Distribution Rate and performance of the Underlying ETF. If the Underlying ETF increases in value over the course of the Outcome Period, or the Underlying ETF experiences losses that are less than the Fund’s sought-after protective Buffer over the course of the Outcome Period, the Fund is designed to provide Fund shareholders that hold Shares for the entire Outcome Period with returns that equal the Defined Distribution Rate. If the Underlying ETF experiences losses that exceed the Buffer over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Shares for the entire Outcome Period with the Defined Distribution Rate less any decreases in NAV reflecting the losses experienced by the Underlying ETF that exceed the Buffer. There is no guarantee that the Fund will be successful in its attempt to provide a Buffer. The Defined Distribution Rate is provided prior to taking into account annual Fund management fees equal to 0.79% of the Fund’s daily net assets, transaction fees and any extraordinary expenses incurred by the Fund. A portion of the Defined Distributions may be taxable as ordinary income, capital gains, or return of capital. The Fund will not benefit from any increases in the Underlying ETF over an Outcome Period but is subject to the possibility of experiencing the significant losses of the Underlying ETF if its price return falls below the Buffer. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of the Underlying ETF. The Fund intends to primarily use FLEX Options to implement its investment strategies, however, the Fund may use “over-the-counter” (“OTC”) option contracts if the Adviser deems such use to be advisable.

The Underlying ETF is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests entirely in the S&P 500® Index. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index, which includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans over 24 separate industry groups. The Fund will also invest in U.S. Treasuries, which will mature on approximately the last day of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government. At the commencement of each Outcome Period, Milliman may determine to invest in FLEX Options contracts as a substitute for the Fund’s U.S. Treasury securities positions for the purposes of achieving the Defined Distributions (defined below). The Fund expects that such determination will be made based upon the liquidity and pricing of the U.S. Treasury securities and FLEX Options contracts.

The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), including the end of each Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The “Defined Distribution Rate” is an annualized payment rate established at the commencement of the Outcome Period that is the percentage of Defined Distributions per Share over an Outcome Period. The Defined Distribution Rate is based

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upon the Fund’s NAV at the commencement of each Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 6.38% prior to taking into account any fees or expenses charged to shareholders.

Shareholders will also be subject to losses that exceed the Buffer, which is set at Underlying ETF losses that exceed 15%. The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

As described further in this prospectus, there are risks associated with an investment in the Fund and there is no guarantee the Fund achieve the Outcomes it seeks to provide. The Fund’s unique characteristics (i.e., the imperative of holding Shares for the entire Outcome Period, the Buffer and Defined Distribution Rate) distinguish it from other investment products and may make it an unsuitable some investors. Please also refer to the “Investor Suitability Considerations” table in this prospectus.

The Fund’s investment objective is considered non-fundamental and may be changed by the Board without shareholder approval. Additionally, the Fund may liquidate and terminate at any time without shareholder approval.

Investment profile for Intra-Outcome Period Investors

The Fund is designed for shareholders who hold Shares for the entirety of the Outcome Period. If an investor purchases Shares after the Outcome Period has commenced or sells Shares prior to the Outcome Period’s conclusion, such investor will not receive the Outcomes sought

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to be delivered by the Fund, and will experience very different investment outcomes then the Fund seeks to provide. Further, investors who purchase Shares after the commencement of the Outcome Period will have a different effective Defined Distribution Rate as a result of any changes in the Fund’s NAV since the commencement of the Outcome Period and Defined Distributions for an Outcome Period already paid. Following the commencement of an Outcome Period, the Fund seeks to provide shareholders who hold shares for the entirety of the Outcome Period with Defined Distributions paid by the Fund over the duration of the Outcome Period on remaining Defined Distribution Dates. An investor is expected to have the following investment profile for the remainder of an Outcome Period if such investor purchases shares after the commencement of the Outcome Period:

If the Underlying ETF is **At or Above** the Buffer at end of Outcome Period	=	Price change from the Fund's price at the time of purchase to Fund NAV at the end of the Outcome Period[1,2]
If the Underlying ETF is **Below** the Buffer at end of Outcome Period	=	Price change from the Fund's price at the time of purchase to match **Underlying ETF price return losses (*i.e.*, negative returns) that exceed the Buffer** at the end of the Outcome Period[2]

1. The Fund's NAV is expected to return to approximately the level it began the Outcome Period at if the Underlying ETF price level finishes at or above the Buffer level.
2. In each case, shareholders will receive all remaining Defined Distributions on the remaining Defined Distribution Dates.

Fund Investments

Principal Investments

FLEX Options

FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC option contracts positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX Options in which the Fund invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

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The Fund will sell put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. The FLEX Options held by the Fund may be either physically settled (options that give the Fund the right to receive, or require the Fund to deliver, shares of the Underlying ETF on the option expiration date at the strike price) or cash settled (options that give the Fund the right to receive, or require the Fund to deliver, a cash payment on the option expiration date based upon the difference between the strike price and the then-current price of the Underlying ETF).

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the FLEX Options held by the Fund are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by Innovator as the “Valuation Designee” pursuant to Rule 2a-5 of the 1940 Act (“Rule 2a-5”) and approved by, and subject to the oversight of, the Board. The Fund will enter into FLEX Options contracts in accordance with Rule 18f-4 under the 1940 Act, which requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.

U.S. Treasury Securities

U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury that are backed by the full faith and credit of the United States Government.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s statement of additional information (“SAI”), which is available at www.innovatoretfs.com.

Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Defined Outcome Strategy Risk.    The Fund, in employing a “defined outcome strategy” is subject to certain unique risks, which are detailed below.

Buffered Loss Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against Underlying ETF losses if the Underlying ETF’s share price decreases by 15% or less over the duration of the Outcome Period. A shareholder may lose their entire investment. The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate, while limiting downside losses, if Shares are held at the time

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at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available. Because the value of the FLEX Options depends, in part, on the time remaining until expiration and the Buffer is designed to be in effect at the end of the Outcome Period, it is possible that the Fund’s NAV may decrease during the Outcome Period before the Buffer is fully implemented. If a shareholder were to sell at this time, they could recognize losses on their investment. Additionally, because the Buffer is provided by operation of the FLEX Options, the implementation of the Buffer is subject to counterparty risk (for additional information, see “Counterparty Risk” herein). The Fund does not provide principal protection or non-principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment. An investor that holds Shares through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because at the end of each Outcome Period, a new Buffer will be established based on the then-current price of the Underlying ETF and any losses experienced below the prior Buffer will be locked-in. Since the Fund does not participate in the upside returns of the Underlying ETF, the Fund may have losses that exceed those of the Underlying ETF over multiple Outcome Periods.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to losses of the Underlying ETF that exceed the Buffer. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the Underlying ETF (relative to the initial value of the Underlying ETF at the commencement of the Outcome Period) despite being subject to all of the downside losses of the Underlying ETF after such losses exceed the Buffer. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as the Fund will not experience any positive price returns of the Underlying ETF, if any, and the Fund would underperform the Underlying ETF to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

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Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the Underlying ETF and may underperform the Underlying ETF and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives

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transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Buffer and Defined Distributions.

FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the Underlying ETF’s price return has dropped below the Buffer. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying ETF. Depending on the value of the Underlying ETF at this time and its proximity to the Buffer, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the Underlying ETF. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying ETF’s price return, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF, the Buffer and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. Option contracts may also involve the use of leverage, which could result in greater price volatility than other markets. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management

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program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

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Underlying ETF Risk.    Because the Fund is subject to the downside price returns of the Underlying ETF if the Underlying ETF losses exceed the Buffer, the Fund is subject to the associated risks of the Underlying ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF through its usage of FLEX Options:

Equity Securities Risk.    The Underlying ETF tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

Information Technology Companies Risk.    The Underlying ETF is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The Underlying ETF tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the Underlying ETF has decreased below the Buffer. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. Further, small changes in the value of the Underlying ETF at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied

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volatility levels of the Underlying ETF, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the Underlying ETF on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes or interpretations affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Concentration Risk.    Through its usage of FLEX Options, the Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the Underlying ETF. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient

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number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Values of securities may change due to factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of securities. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s investments and could result in disruptions in the trading markets. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors or other economic, political, or regulatory developments, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could result in disruptions to trading markets and could also adversely affect the prices and liquidity of a Fund’s holdings. Any of such circumstances could result in increased market volatility and/or have a materially negative impact on the value of Shares or the liquidity of an investment. During any such events, Shares may trade at greater premiums or discounts to their NAV and the bid/ask spread on Shares may widen. The future potential economic impact of any such future events is impossible to predict and could result in adverse market conditions that impact the performance of the Fund.

New Fund Risk.    The Fund is new and currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Additionally, because the Fund has fewer assets than larger funds over which to spread its fixed costs, its expense levels on a percentage basis will be higher than that of a larger fund.

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Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). Authorized participants are not obligated to make a market in Shares or submit orders for the issuance or redemption of Creation Units. To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

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Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Buffer, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

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Tax Risk.    The Fund intends to qualify as a RIC, however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. The Fund’s Valuation Procedures adopted Innovator as Valuation Designee (as reviewed, approved, and subject to the oversight of the Board) complies with Rule 2a-5 under the 1940 Act. Pursuant to Rule 2a-5, the Board oversees the implementation of the Valuation Procedures. While the Fund’s program is designed to contemplate the specific risks of the Fund, there is no guarantee the program will adequately do so each time, and value may not be properly selected for the Fund.

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Management of the Fund

The Fund is a series of Innovator ETFs® Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Innovator Capital Management, LLC, 200 W. Front Street, Wheaton, Illinois 60187, serves as the Fund’s investment adviser. In its capacity as Adviser, Innovator has overall responsibility for selecting and monitoring the Fund’s investments and managing the Fund’s business affairs. Innovator serves as investment adviser to 150 exchange-traded funds, each of which is organized as a separate series of the Trust, a registered management investment company.

Investment Sub-Adviser

Milliman Financial Risk Management LLC, 71 South Wacker Drive, 31st Floor, Chicago, Illinois 60606, serves as the Fund’s investment sub-adviser. Milliman has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Managers

Robert T. Cummings and Jordan B. Rosenfeld serve as the Fund’s portfolio managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.

•   Robert T. Cummings — Principal, Senior Director and Head of Portfolio Management at Milliman.    Mr. Cummings has served in this role since 2007. Mr. Cummings has more than 13 years of experience as a trader with a primary focus on options. Prior to joining Milliman, he was involved in various proprietary trading strategies and was a portfolio manager of associated derivatives funds. These strategies included volatility arbitrage, global macro, and high-frequency trading. Entities at which Mr. Cummings has previously worked include Citadel Investment Group, TradeNet (as a primary market maker on the Chicago Board Options Exchange), KCM Group and Spyglass Capital Management.

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman.    Mr. Rosenfeld joined Milliman in 2018 as a trader and in 2021 was promoted to ETF Portfolio Manager. Mr. Rosenfeld is responsible for implementing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. He has more than nine years of experience in capital markets with a focus on derivatives portfolio management and multi-asset strategy. Prior to joining the firm, Mr. Rosenfeld was a global macro portfolio manager at Gelber Group.

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For additional information concerning Innovator and Milliman, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares may also be found in the SAI.

Management Fee

Pursuant to an investment advisory agreement between Innovator and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Innovator in an amount equal to 0.79% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Innovator for the services it provides to the Fund. Out of the unitary management fee, Innovator pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Innovator is not responsible for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Pursuant to an investment sub-advisory agreement between Innovator, Milliman and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Innovator has agreed to pay an annual sub-advisory fee to Milliman in an amount based on the Fund’s average daily net assets. Innovator is responsible for paying the entirety of Milliman’s sub-advisory fee. The Fund does not directly pay Milliman.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR for the fiscal year ended October 31, 2024.

Manager of Managers Structure.    The Fund and Innovator have received an exemptive order from the SEC to operate under a manager of managers structure that permits Innovator, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, Innovator has ultimate responsibility, subject to oversight by the Board, for overseeing the Fund’s sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Fund or Innovator.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to any sub-adviser or the sub-advisory agreement. The Manager of Managers Structure does not permit an increase in the advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to any sub-adviser or a sub-advisory agreement within 90 days of the change.

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Additional Information Relating to the Declaration of Trust

The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) provides that by virtue of becoming a shareholder of the Trust, each shareholder is bound by the provisions of the Declaration of Trust. Subject to the provisions of the Declaration of Trust, the Board may, subject to the requisite vote, engage in and prosecute, defend, compromise, abandon, or adjust, by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims, and demands relating to the Trust. The Board may, in the exercise of their or its good faith business judgment, dismiss any action, suit, proceeding, dispute, claim or demand, derivative or otherwise, brought by a shareholder in its own name or in the name of the Trust. The Declaration of Trust further provides a detailed process for the bringing of derivative actions by shareholders. Prior to bringing a derivative action, a written demand by the complaining shareholder must first be made on the Board to bring the subject action unless an effort to cause the Board to bring such action is excused. A demand on the Board shall only be excused if a majority of the Board a material personal financial interest in the subject action.

There may be questions regarding the enforceability of these provisions based on certain interpretations of the Securities Act of 1933 Act, as amended, the Securities Exchange Act of 1934, as amended and the 1940 Act. However, the Declaration of Trust provides if any provision shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to that provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of the Declaration of Trust. The provisions of the Declaration of Trust are not intended to restrict any shareholder rights under the federal securities laws and do not mandate the adjudication of federal securities laws claims through arbitration.

How to Buy and Sell Shares

The Fund will issue or redeem its Shares at NAV per Share only in Creation Units. Most Fund shareholders will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. Share prices are reported in dollars and cents per Share. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, a Fund Shareholder may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized participants may acquire Shares directly from the Fund, and authorized participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units, and in accordance with the procedures described in the SAI.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

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Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange is based on market price and may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions (“market timing”), and has adopted no policies and procedures with respect to market timing activities. In making this determination, the Board considered the risks associated with market timing activities by the Fund’s shareholders, including, dilution, disruption of portfolio management, increases in the Fund’s trading costs and the potential for the realization of capital gains.

Shares may be purchased and redeemed directly from the Fund only when aggregated into one or more Creation Units by authorized participants that have entered into agreements with the Fund’s distributor. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares detailed above. To the extent the Fund may effect the issuance or redemption of Creation Units in exchange wholly or partially for cash, such trades could result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objectives, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by authorized participants increases. However, direct trading by authorized participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Fund reserves the right to not accept orders from authorized participants that Innovator has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

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Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use as the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

The Fund intends to continue to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information only. You should consult your own tax advisor about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•   the Fund makes distributions,

•   you sell your Shares listed on the Exchange, and

•   you purchase or redeem Creation Units.

To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. The Fund intends to treat any income that it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced

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asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

Taxes on Distributions

The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Shares, which could result in you having to pay higher taxes in the future when Shares are sold, even if you sell the Shares at a loss from your original investment. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

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An election may be available to shareholders to defer recognition of the gain attributable to a capital gain dividend if they make certain qualifying investments within a limited time. Shareholders should talk to their tax advisor about the availability of this deferral election and its requirements. The Fund’s positions in FLEX Options may reduce the amount of long-term capital gains, and, thus, reduce the amount of distributions eligible to be capital gain dividends.

Taxes on Exchange Listed Shares

If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

Taxes and Purchases and Redemptions of Creation Units

If you exchange securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and any cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of the FLEX Options

The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market but the positions will be subject to the straddle rules.

However, the Fund’s investments in offsetting positions with respect to the Underlying ETF may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S.

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shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax (“backup withholding”) from dividends and capital gains distributions paid to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify to the Fund that he or she is not subject to backup withholding. The current backup withholding rate is 24%. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will generally be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below.

However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

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Distributions to, and gross proceeds from dispositions of Shares by, (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners may be subject to a U.S. withholding tax of 30%. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Distributions and Taxes” in the SAI for more information.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

Net Asset Value

US Bancorp Fund Services LLC (“USBFS”), the Fund’s administrator and fund accounting agent, calculates the Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. E.S.T.) every day the New York Stock Exchange is open. The NAV for one Share is the value of that Share’s portion of the net assets of the Fund, which is calculated by taking the market price of the Fund’s total assets, including any interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent is the NAV per Share.

Section 2(a)(41) of the 1940 Act provides that when a market quotation is readily available for a fund’s portfolio investments, such investment must be valued at the market value. Rule 2a-5 under the 1940 Act defines a readily available market quotation as “a quoted price (unadjusted) in active markets for identical investments that the fund can access at a measurement date, provided that a quotation will not be readily available if it is not reliable.” If a market quotation is not “readily available” the portfolio investment must be fair valued as determined in good faith by a fund’s board of trustees. Rule 2a-5 allows a fund’s board of trustees to designate the fund’s investment adviser as the “valuation designee” to perform fair value determinations subject to certain conditions. In accordance with Rule 2a-5, the Board has appointed Innovator as the “Valuation Designee” for the Fund’s portfolio investments. Investments will be fair valued as determined in good faith in accordance with the policies and procedures established by Innovator as the Valuation Designee pursuant to Rule 2a-5 and approved by, and subject to the oversight of, the Board of Trustees. As a general principle, “fair value” represents a good faith approximation of the value of a portfolio investment and is the amount the Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. The use of fair value prices may result in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such

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securities. While the Valuation Procedures (defined below) are intended to result in the Fund’s NAV calculation that fairly reflects the values as of the time of pricing, the fair value determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.

FLEX Options listed on an exchange (e.g., Cboe) will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Fund’s option has a same-day market trading price, this same-day market trading price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Sub-Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s NAV. If either pricing vendor is not available to provide a model price for that day, the value of a FLEX option will be determined by Innovator as Valuation Designee in accordance with the Valuation Procedures. In instances where in the same trading day, a particular FLEX Option is represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or a redemption unit), for valuation purposes that trading day the Fund will default to use the trade price for both instances, rather than the model price otherwise available for the in-kind transaction.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price.

Exchange-traded options (other than FLEX Options) and futures contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be valued at fair value. Any fair value determination will be made in accordance with the policies and procedures established by Innovator as Valuation Designee in accordance with Rule 2a-5.

USBFS may obtain all market quotations used in valuing securities from a third-party pricing service vendor (a “Pricing Service”). If no quotation can be obtained from a Pricing Service, then USBFS will contact Innovator. Innovator is responsible for establishing the valuation of portfolio securities and other instruments held by the Fund in accordance with the pricing and valuation procedures adopted by the Board (the “Valuation Procedures”). Innovator will then attempt to obtain one or more broker quotes for the security daily and will value the security accordingly.

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If no quotation is available from either a Pricing Service, or one or more brokers, or if Innovator has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by Innovator in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following: (a) the type of security; (b) the size of the holding; (c) the initial cost of the security; (d) transactions in comparable securities; (e) price quotes from dealers and/or pricing services; (f) relationships among various securities; (g) information obtained by contacting the issuer, analysts, or the appropriate stock exchange; (h) an analysis of the issuer’s financial statements; and (i) the existence of merger proposals or tender offers that might affect the value of the security.

With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell Shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its Shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

For more information about how the Fund’s NAV is determined, please see the section in the SAI entitled “Determining Offering Price and Net Asset Value.”

Fund Service Providers

US Bancorp Fund Services LLC is the administrator and transfer agent for the Trust. U.S. Bank, N.A. serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

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Premium/Discount Information

Information showing the number of days the market price of the Fund’s Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.innovatoretfs.com.

Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Rule 12d1-4 under the 1940 Act provides the requirements under which an investment company may invest in securities of another investment company beyond the limits prescribed in Section 12(d)(1) of the 1940 Act. Any investment by another investment company in the Fund, or by the Fund in another investment company, must comply with Rule 12d1-4 in order to exceed the limits contained in Section 12(d)(1).

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. The total returns in the table represent how much an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single Fund Share. The information below has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s N-CSR, which is available upon request.

Innovator ETFs® Trust
Financial Highlights
Innovator Premium Income 15 Buffer ETF™ — July

		Investment Operations:			Less Distributions From:
For the Year Ended	Net Asset Value, Beginning of the Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
10/31/2024(f)	$23.76	$0.34	$0.17	$0.51	$(0.32)	$—	$(0.12)	$(0.44)
					Supplemental Data and Ratios
For the Year Ended	ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return		Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)
10/31/2024(f)	$0.01	$23.84	2.16	%(e)	$2,384	0.79%	4.26%	0	%(e)

(a)      Net investment income per share has been calculated based on average shares outstanding during the year.

(b)      Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)      Portfolio turnover rate excludes in-kind transactions.

(d)      Annualized for periods less than one year.

(e)      Not annualized for periods less than one year.

(f)      Inception date of the Fund was June 28, 2024.

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Innovator Premium Income 15 Buffer ETF™ — July

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund’s most recent SAI, annual or semi-annual reports and certain other information such as Fund financial statements are available free of charge by calling the Fund at (800) 208-5212, on the Fund’s website at www.innovatoretfs.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Innovator Capital Management, LLC 200 W. Front Street Wheaton, Illinois 60187 (800) 208-5212 www.innovatoretfs.com	SEC File #: 333-146827 811-22135

Prospectus

Innovator Premium Income 10 Barrier ETF™ — October

(Cboe BZX — OCTD)

February 28, 2025

Innovator Premium Income 10 Barrier ETF™ — October (the “Fund”) is a series of
Innovator ETFs® Trust (the “Trust”) and is an actively managed ETF.

• The Fund invests in FLexible EXchange Options (“FLEX Options”) that reference the S&P 500® Price Return Index (the “U.S. Equity Index”) and U.S. Treasury bills (“U.S. Treasuries”) to employ an income-oriented “defined outcome strategy.” Defined outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The outcomes sought by the Fund, which include the defined distributions and barrier discussed below (the “Outcomes”), are contingent on the performance of the U.S. Equity Index’s price return and the yield of the U.S. Treasuries over an approximately one-year period from October 1 through September 30 of the following year (the “Outcome Period”). The current Outcome Period is from October 1, 2024 through September 30, 2025. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another Outcome Period will begin. The Fund and the sought-after Outcomes are designed for shareholders who invest from the commencement of the Outcome Period through the end of the Outcome Period. If an investor purchases shares of the Fund (“Shares”) after the Outcome Period has begun or sells Shares prior to the expiration of the Outcome Period, the investment outcomes experienced by such investor will differ from the Fund’s sought-after Outcomes. There is no guarantee that the Outcomes for an Outcome Period will be realized.

•   As further described in this Prospectus, the Fund’s principal investment strategy seeks to provide the following investment profile over each Outcome Period:

•   Defined Distributions:    The Fund seeks to provide shareholders distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 8.29% prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each March, June, September and December will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). The Defined Distribution Rate is applicable only to those investors who hold Shares for an entire Outcome Period and is not guaranteed. See “Principal Investment Strategies – Fund Portfolio”.

•   Barrier:    The Fund seeks to provide an investment “barrier” — an investment strategy whereby a payoff depends upon whether an underlying asset or index has breached a predetermined performance level. For each Outcome Period, the Fund will establish a barrier against losses for shareholders that is based upon the performance of the U.S. Equity Index over the duration of each Outcome Period, whereby shareholders are not expected to experience losses over the course of an Outcome Period if the market value of the U.S. Equity Index decreases by 10% or less, calculated from the commencement of the Outcome Period to the final day of the Outcome Period (the “Barrier”). Shareholders will be subject to the entirety (i.e., one-to-one exposure) of the downside of the U.S. Equity Index’s performance calculated from the commencement of the Outcome Period to the final day of the Outcome Period if, at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier. At the conclusion of each Outcome Period, the Fund will establish a new Barrier (i.e., beginning at 10% of U.S. Equity Index losses) for the next Outcome Period. The Barrier level beginning at 10% of losses of the U.S. Equity Index will remain constant from one Outcome Period to the next. Please note, the operation of the Barrier is not guaranteed. Unlike other funds that utilize defined outcome investment strategies, the Fund does not provide a buffer against all U.S. Equity Index losses or a floor that provides a maximum amount of U.S. Equity Index losses. As a result, an investor can lose its entire investment prior to consideration of any Defined Distribution payments. As further described in this prospectus, shareholders will be subject to “Initial Breach Losses” and “Full Breach Losses” with respect to the Barrier. See “Principal Investment Strategies – The Barrier” for additional information.

•   Outcomes:    The Fund is designed to provide investors with Outcomes for each Outcome Period that is equal to the Defined Distribution Rate, less the losses experienced by the U.S. Equity Index if such losses exceed the Barrier at the end of the Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced a positive price return, or price return losses that are less than the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the U.S. Equity Index has experienced losses at the end of the Outcome Period that exceed the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value reflecting the losses experienced by the U.S. Equity Index losses, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the U.S. Equity Index over each Outcome Period.

Investors that purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. See “Principal Investment Strategies – General Strategy Description and – Intra-Outcome Period”.

•   The Outcomes are provided prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets are considered, the Defined Distribution Rate is 7.50%. In addition, any loses that an investor experiences in relation to the Barrier will be reduced by the Fund’s annual management of 0.79%. The Outcomes will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

•   The Fund’s FLEX Options positions will not provide upside exposure to the price return of the U.S. Equity Index and therefore the Fund will not participate in any increases in the price return of the U.S. Equity Index over the duration of the Outcome Period. Notwithstanding the above, the Fund is subject to the possibility of experiencing the significant losses of the U.S. Equity Index if its price return falls below the Barrier. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of U.S. Equity Index.

•   The Outcomes may only be realized by investors who hold Shares at the outset of the Outcome Period and continue to hold such Shares until the conclusion of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes on the last day of each Outcome Period. It should not be expected that the Outcomes, including the net effect of the Fund’s annual management fee on the Outcomes, will be provided at any point prior to the last day of the Outcome Period. Investors considering purchasing Shares after the Outcome Period has begun or selling Shares prior to the end of the Outcome Period should visit the website referenced below to fully understand the potential Outcomes.

•   The Fund’s website, www.innovatoretfs.com/octd, provides important Fund information (including, among other items, Outcome Period start and end dates, information relating to the Defined Distributions, the Defined Distribution Rate and the potential Outcomes related to the Barrier), as well information relating to the potential outcomes of an investment in the Fund on a daily basis. If you are contemplating purchasing Shares, please visit the Fund’s website.

Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund. The Fund has characteristics unlike many other traditional investment products and may not be suitable for all investors.

The Fund lists and principally trades its Shares on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices may differ to some degree from the net asset value of Shares. Unlike mutual funds, the Fund issues and redeems Shares at NAV only in large blocks of Shares called “Creation Units.” The Fund is a series of the Trust and is an actively managed exchange-traded fund organized as a separate series of a registered management investment company.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Innovator Premium Income 10 Barrier ETF™ – October

Investment Objective

The Fund seeks to provide investors, over the period from October 1, 2024 to September 30, 2025, with an investment that provides a high level of income through a Defined Distribution Rate of 8.29% (prior to taking into account management fees and other fees) and that is not subject to any losses experienced by the U.S. Equity Index that are at or below a 10% Barrier and is subject to initial losses experienced by the U.S. Equity Index beginning at the 10% Barrier and to the full extent of U.S. Equity Index losses on a one-to-one basis beginning at 11%.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.79%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.
	1 Year	3 Years	5 Years	10 Years
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:	$81	$252	$439	$978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

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Principal Investment Strategies

General Strategy Description.    The Fund is an actively managed exchange-traded fund (“ETF”) that invests in U.S. Treasury bills (the “U.S. Treasuries”) and FLexible EXchange® Options (“FLEX Options”) that use as a reference asset a broad-based U.S. equity index, specifically the S&P 500® Price Return Index (the “U.S. Equity Index”). Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand the characteristics of the Fund before making an investment in the Fund. As described further below, the Fund differs from other funds that utilize a defined outcome investment strategy. The Fund does not provide a buffer against all U.S. Equity Index losses or a floor that provides a maximum amount of U.S. Equity Index losses. As a result, an investor can lose its entire investment prior to consideration of any Defined Distribution payments. As further described below, the Fund’s principal investment strategy seeks to provide the following investment profile over an approximately one-year period from October 1 to September 30 of the following year (the “Outcome Period”):

•   Defined Distributions:    The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 8.29%, prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is based on market conditions at the onset of the Outcome Period and is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each March, June, September and December will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Defined Distribution Rate” for additional information.

•   Barrier:    The Fund seeks to provide an investment “barrier” — an investment strategy whereby a payoff depends upon whether an underlying asset or index has breached a predetermined performance level. For each Outcome Period, the Fund will establish a barrier against losses for shareholders that is based upon the performance of the U.S. Equity Index over the duration of each Outcome Period, whereby shareholders are not expected to experience losses over the course of an Outcome Period if the market value of the U.S. Equity Index decreases by 10% or less, calculated from the commencement of the Outcome Period

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to the final day of the Outcome Period (the “Barrier”). If at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier, the Fund will experience one of two loss profiles:

•   If at the conclusion of the Outcome Period the market value of the U.S. Equity Index has decreased in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period in an amount that is greater than the Barrier (10%) but less than or equal to 11%, the Fund will be subject to U.S. Equity Index losses on an accelerated basis from 0% to 11%, which will correspond to the U.S. Equity Index losses from 10% to 11% (the “Initial Breach Losses”). See “Principal Investment Strategies — The Barrier — Initial Breach Losses.”

•   If at the conclusion of the Outcome Period the market value of the U.S. Equity Index decreases in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period in an amount that is greater than 11%, the Fund will be subject to the full extent of U.S. Equity Index losses on a one-to-one basis (the “Full Breach Losses”). See “Principal Investment Strategies — The Barrier — Full Breach Losses.”

At the conclusion of each Outcome Period, the Fund will establish a new Barrier (i.e., beginning at 10% of U.S. Equity Index losses) for the next Outcome Period. The Barrier level beginning at 10% of losses of the U.S. Equity Index and the level at which Full Breach Losses commence (11%) will each remain constant from one Outcome Period to the next. There is no guarantee that the Fund will be successful in its attempt to implement the Barrier. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Barrier” for additional information.

•   Outcomes:    The pre-determined outcomes sought by the Fund, which include the Defined Distributions and the Barrier (the “Outcomes”) are designed to provide investment performance for each Outcome Period that is equal to the Defined Distribution Rate, less the Initial Breach Losses or Full Breach Losses, as applicable, if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced (in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period) a positive price return, or price return losses that are less than the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the U.S. Equity Index has experienced losses at the end of the Outcome Period that exceed the Barrier (in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period), the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value equal to the Initial Breach Losses or Full Breach Losses, as applicable, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the U.S. Equity Index over the Outcome Period. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Outcome Period” for additional information. The Fund and the sought-after Outcomes are designed for shareholders who invest and hold Shares from the commencement of the Outcome Period through the end of the Outcome Period. The effect

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of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. If an investor purchases Shares after the Outcome Period has begun or sells Shares prior to the conclusion of the Outcome Period, the Outcomes experienced by the investor will differ from the Fund’s sought-after Outcomes. See “Principal Investment Strategies – Intra-Outcome Period”.

The Fund seeks a high level of income that exceeds an investment in U.S. Treasuries with premiums generated from the Fund’s FLEX Options positions. As further described below, the Fund will purchase U.S. Treasuries and enter into a series of FLEX Option contracts that provides additional income to the Fund by virtue of premiums received from sold FLEX Options. The Fund is designed to provide Defined Distributions based on a Defined Distribution Rate that is established at the commencement of each Outcome Period. The Defined Distribution Rate is based upon prevailing market conditions for both the U.S Treasuries and the FLEX Options on the first day of the Outcome Period and will be further reduced by the Fund’s annual management fees, any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the current Outcome Period, the Defined Distribution Rate is 8.29% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 7.50%. While the Defined Distribution Rate is expected to remain constant over the Outcome Period for shareholders who hold Shares continuously from the commencement of the Outcome Period until its conclusion, the Defined Distribution Rate is not guaranteed. The Defined Distribution Rate is based on the NAV per Share at the commencement of the Outcome Period and any shareholders that initially invest at a Share price that differs from this NAV will not experience the Defined Distribution Rate. Because the Defined Distribution Rate is based upon prevailing market conditions at the beginning of an Outcome Period, the Defined Distribution Rate will rise or fall from one Outcome Period to the next.

Fund shareholders also will be subject to losses experienced by the U.S. Equity Index if the U.S. Equity Index experiences losses from the commencement of the Outcome Period to its conclusion that exceed the Barrier. The Fund will seek to set the Barrier at 10% of U.S. Equity Index losses at the end of each Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced a positive price return, or price return losses that are less than the Barrier, the Fund will not experience any of the losses of the U.S. Equity Index and is designed to provide returns that equal the Defined Distribution Rate. However, if the U.S. Equity Index has decreased in value below the Barrier at the end of the Outcome Period, the Fund’s investments will generate Outcomes that equal the Defined Distribution Rate less the Initial Breach Losses or Full Breach Losses, as applicable. The Fund will not benefit from any increases in the U.S. Equity Index over the course of an Outcome Period but is subject to the possibility of significant losses experienced by the U.S. Equity Index if the value of the U.S. Equity Index drops below the Barrier at the end of the Outcome Period. A shareholder could lose its entire investment. The Fund will not receive or benefit from any dividend payments made by the constituents of the U.S. Equity Index.

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The current Outcome Period is from October 1, 2024 through September 30, 2025. Upon the conclusion of the Outcome Period, the Fund will receive the value of its investments in the U.S. Treasuries upon the maturity of such U.S. Treasuries and deliver cash owed on its FLEX Options positions, if any. At the commencement of the new Outcome Period, the Fund will enter into new FLEX Options with an expiration date of approximately one year and invest in U.S Treasuries with maturity dates on or about each Distribution Date, the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period. The Outcomes may only be realized by shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. See “Principal Investment Strategies – Intra-Outcome Period” and “Principal Investment Strategies – The Outcome Period” for additional information.

Fund Portfolio.    The Fund’s investment sub-adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”) will pursue the Fund’s investment objective through the combination of FLEX Options positions that reference the U.S. Equity Index and in U.S. Treasuries. As further described below, the Fund will invest proceeds from investments in the Fund, together with the FLEX Options premium net proceeds, in U.S. Treasuries in seeking to provide the Defined Distribution Rate.

FLEX Options are exchange-traded option contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. See “Principal Risks – Derivatives Risk – FLEX Options Risk”. The Fund’s FLEX Options positions have expiration dates on or about the final date of the Outcome Period. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option contract the right to buy or sell a particular asset at a specified future date at an agreed upon price. An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the seller of the put option contract (i.e., the “writer”) the obligation to buy (if the option is exercised), a specified amount of an underlying security at a pre-determined price (the strike price). The FLEX Options used by the Fund are European-style option contracts, meaning that the FLEX Options may only be exercised on the expiration date. The FLEX Options are not guaranteed to perform as expected. See “Principal Risks – Barrier Risk” and “Principal Risks – Derivatives Risk – FLEX Options Risk” below for additional information. Each of the FLEX Options sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options sold on the first day of the Outcome Period. The reference asset for the Fund’s FLEX Options positions is the U.S. Equity Index. The U.S. Equity Index is a large-cap, market-weighted, U.S. equities index that tracks the price return of the 500 leading companies in leading industries, excluding dividends. Through its use of FLEX Options that provide exposure to the U.S. Equity Index, the Fund has significant exposure to companies in the information technology sector. For more information on the U.S. Equity Index, please see the section of the prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The Fund also purchases U.S. Treasuries that align with the quarterly Distribution Dates for the effective management of the Fund’s portfolio and Defined Distributions, with the majority of the Fund’s assets invested in U.S. Treasuries that expire on or about the final Distribution Date at the conclusion of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

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The below chart represents the Fund’s investment portfolio and related investment function of each component.

Innovator Premium Income 10 Barrier ETF – Fund Holdings

Portfolio Investment	Investment Terms	Investment Function	Investment Maturities/Expirations
U.S. Treasuries	Investments in the Fund and premiums generated from the Fund’s put FLEX Option positions are invested in U.S. Treasury bills supported by full faith and credit of U.S. Government	Treasury Income	Quarterly to align with the Defined Distributions, including the final day of the Outcome Period
Sold Put FLEX Option Contract on U.S. Equity Index

Fund sells in an out-of-the-money put FLEX Option (i.e., the strike price is less than the current asset price) at 90% of then-current value of the U.S. Equity Index at the beginning of the outcome Period

Premium generated from selling put FLEX Option which is subsequently invested in U.S. Treasuries

Position provides one-to-one downside exposure to the U.S. Equity Index starting at 90% of the then-current value of the U.S. Equity Index

Final day of the Outcome Period
Put Spread FLEX Option Contracts on U.S. Equity Index

Fund sells and purchases a package of 10 put FLEX Option contracts at approximately 90% and approximately 89%, respectively of then-current value of the U.S. Equity Index at the beginning of the Outcome Period

		Net premiums generated from the put spread are subsequently invested in U.S. Treasuries Positions provide the Barrier, Initial Breach Losses, and Full Breach Losses	Final day of the Outcome Period

The Sub-Adviser seeks to specifically select the strike price for each FLEX Option contract held by the Fund such that if the FLEX Options were exercised on the expiration date (the final day of the Outcome Period), the Fund’s portfolio would provide a 10% Barrier with losses experienced by the Fund beginning at 10% of losses on an initial accelerated basis and experienced to the full extent of the U.S. Equity Index losses on a one-to-one basis starting at 11% of losses. The Fund’s portfolio holdings are as detailed below:

•   A sold put FLEX Option with a strike price at 90% of the value of the U.S. Equity Index at the commencement of the Outcome Period. The sold put FLEX Option provides one-to-one downside for all losses that exceed the strike price. In exchange for selling the put FLEX Option, the Fund will receive a premium that will be invested in the U.S. Treasuries and be part of the Defined Distribution Rate.

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•   A “put option spread” strategy which uses a package of 10 purchased and sold put FLEX Options that reference the U.S. Equity Index. The Fund will sell put FLEX Options with a strike price of approximately 90% of the price of the U.S. Equity Index at the commencement of each Outcome Period. The Fund will simultaneously purchase the same number of put FLEX Options with a strike price of approximately 89% of the price of the U.S. Equity Index at the commencement of each Outcome Period. The 10 purchased put options with a 1% spread results in the Barrier, Initial Breach Losses and Full Breach Losses, as applicable. Specifically, the 1% spread for each of the 10 put options subjects the Fund to U.S. Equity Index losses at the conclusion of the Outcome Period on an initial accelerated basis from 0% to 11% which will correspond to the U.S. Equity Index losses from 10% to 11% at the conclusion of the Outcome Period. The 10 sold put options expose the Fund to the extent of U.S. Equity Index Losses exceed 11% on a one-to-one basis at the conclusion of the Outcome Period. The Fund invests the net premiums generated from the purchased and sold put FLEX Options in U.S. Treasuries to be included as part of the Defined Distribution Rate.

•   The Fund uses proceeds from the sale of Shares to purchase U.S. Treasuries that mature at the end of the Outcome Period. The Fund receives premiums from its FLEX Options positions and invests the proceeds in U.S. Treasuries with maturities that align with the Distribution Dates. The U.S. Treasuries are entitled to an interest rate, which when added to the premiums received for selling FLEX Options, produce the Defined Distribution Rate. The Defined Distribution Rate is distributed to shareholders in Defined Distributions.

Intra-Outcome Period.    It is anticipated that during the Outcome Period the Fund’s NAV will not change in value at the same rate as the U.S. Equity Index, and in some instances may not be correlated to the movements in the value of the U.S. Equity Index. The Fund’s NAV is based upon the value of its portfolio. During each Outcome Period, the Fund’s NAV will be subject to increases and decreases in the market value of the U.S. Treasuries until the U.S. Treasuries held by the Fund mature. The value of the Fund’s FLEX Options positions, which expire at the conclusion of an Outcome Period, will also impact the Fund’s NAV and is dependent upon additional factors. Although the value of the U.S. Equity Index is a significant component of the value of the Fund’s FLEX Options, the time remaining until the FLEX Options expire and other factors, including current interest rates and volatility rates, will also affect their value. The Sub-Adviser, anticipates that the value of the FLEX Options, and therefore the Fund’s NAV, may increase on days when the U.S. Equity Index increases (if the U.S. Equity Index is below its original value at the start of the Outcome Period) and may decrease on days when the U.S. Equity Index’s level decreases, but that the rate of change will be less than that experienced by the U.S. Equity Index. Because the Fund will not participate in upside exposure to the U.S. Equity Index for the entirety of an Outcome Period, to the extent the value of the U.S. Equity Index increases beyond the initial value at the commencement of the Outcome Period, the value of the Fund’s FLEX Options are not expected to have corresponding price movements. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, the proximity of the value of the U.S. Equity Index to the Barrier will have a significant impact on the value of the Fund’s FLEX Options and the direction and rate of change of the Fund’s NAV as compared to that of the U.S. Equity Index. Similar to other securities with established

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dividend or distribution payment dates, it is expected that the Fund’s NAV may increase or decrease immediately prior to and following a Distribution Date. As a result, it is possible that the Fund’s NAV could decrease notwithstanding an increase in the U.S. Equity Index. It is anticipated that the Fund will be subject to significant changes in the value of the FLEX Options, and therefore the Fund’s NAV, at the end of the Outcome Period depending on the proximity of the value of the U.S. Equity Index to the Barrier. As a result, as time approaches the expiration date of the FLEX Options, subsequent movements in the value of the U.S. Equity Index may have dramatic impacts on the Fund’s NAV. Investors should understand this potential relationship before investing in the Fund.

Investors purchasing Shares after the Outcome Period has begun or selling Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Such experience may be impacted as detailed below:

•   Impact on the Defined Distribution Rate:    The Defined Distribution Rate is measured against the NAV per Share at the commencement of the Outcome Period and is only applicable to shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. Investors purchasing Shares after an Outcome Period commences will have a different effective Defined Distribution Rate as a result of any differences versus the price of the Shares purchased versus that of the Fund’s NAV at the commencement of the Outcome Period. See “Additional Information About the Fund’s Principal Investment Strategies.”

•   Impact on the Barrier:    If an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value which will affect the amount of losses the U.S. Equity Index may incur before the Barrier. The effect of the Barrier on the sought-after Outcomes is measured at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. If the U.S. Equity Index has decreased in value, such intra-Outcome Period investor will not receive a full 10% Barrier. If an investor is considering purchasing Shares during the Outcome Period, and the value of the U.S. Equity Index has already decreased, an investor purchasing Shares at that time will receive less of a Barrier or no Barrier that the Fund seeks to offer for the remainder of the Outcome Period. Although the effect of the Barrier with respect to the Fund’s designed Outcomes over an Outcome period is measured only at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier and subsequent movements in the value of the U.S. Equity Index.

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The Outcome Period.    The Outcome Period is from October 1 to September 30 of the following year and begins on the day the FLEX Options are entered into and ends approximately one year later on the expiration date for the FLEX Options. Because the terms of the FLEX Options will not change over the course of the Outcome Period, the Barrier is measured against the value of the U.S. Equity Index at the onset of the Outcome Period. In addition, certain of the Fund’s U.S. Treasuries will mature at or near the end of each Outcome Period. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares at the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes. The Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

U.S. EQUITY INDEX VERY NEGATIVE SCENARIO
U.S. EQUITY INDEX NEGATIVE SCENARIO
U.S. EQUITY INDEX FLAT SCENARIO
U.S. EQUITY INDEX POSITIVE SCENARIO
Profit
Loss
DEFINED DISTRIBUTION RATE
TARGETED 10% BARRIER
-100%
-100% + Defined Distribution Rate*
-5%
0%
U.S. Equity Index
Fund

*Please note: this graph is provided merely to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the U.S. Equity Index, the Barrier and the Defined Distribution Rate. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

The following table contains hypothetical examples designed to illustrate the operationality of the Fund and the Outcomes it seeks to provide over an Outcome Period. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the U.S. Equity Index, the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the U.S. Equity Index, the FLEX Options or the Fund. The actual overall performance of the Fund will vary during the Outcome Period. While the Fund’s FLEX Options

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performance includes premiums generated from such FLEX Options, the below table reflects that premiums generated from the Fund’s FLEX Options positions are included in the Defined Distribution Rate. Please refer to the Fund’s website, www.innovatoretfs.com/octd, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

U.S. Equity Index Performance	-100%	-50%	-25%	-5%	0%	10%	20%	50%	100%
FLEX Options Performance	-100%*	-50%*	-25%*	0%*	0%*	0%*	0%*	0%*	0%*
Fund Performance	-100% + Defined Distribution Rate**	-50% + Defined Distribution Rate**	-25% + Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**

*           The FLEX Options’ performance includes the premium received by the Fund for selling such options, which is not reflected in this figure, but is included in the Defined Distribution Rate indicated below.

**         The Fund’s performance is equal to the Defined Distribution Rate minus the losses experienced by the U.S. Equity Index that exceed the Barrier, if any. The Defined Distribution Rate is set on the first day of the Outcome Period and is 8.29% prior to taking into any account fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 7.50%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Defined Distribution Rate, and therefore the performance delivered by the Fund to the Fund’s shareholders.

The Defined Distribution Rate.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the course of the Outcome Period is the Defined Distribution Rate, less the Initial Breach Losses or Full Breach Losses, as applicable, if the losses of the U.S. Equity Index exceed the Barrier at the end of the Outcome Period (in comparison to the market value of the U.S. Equity Index at the commencement of the Outcome Period). The Defined Distribution Rate, which is paid out via the Defined Distributions, is determined at the commencement of each Outcome Period and represents the expected payment rate an investor can achieve from an investment in Shares over the duration of the Outcome Period, however such payment rate is not guaranteed. The Defined Distribution Rate is the result of the premiums received from the Fund’s sold FLEX Options and the income received by the Fund through its investments in U.S. Treasuries. The Defined Distribution Rate is calculated against the Fund’s NAV per Share at the commencement of the Outcome Period and is only representative to shareholders who invest in Shares at this NAV per Share. If a shareholder purchases Shares at a market price that differs from that of the NAV per Share at the commencement of the Outcome Period, such shareholder will experience a different rate than the Defined Distribution Rate.

During each Outcome Period, the Fund will purchase and sell FLEX Options and use the proceeds from the sale of Shares to purchase U.S. Treasuries. The amount of premiums the Fund receives for selling FLEX Options as well as the interest rate for the U.S. Treasuries, and therefore the Defined Distribution Rate of the Fund, will be dependent upon prevailing market conditions at the time the Fund enters into the FLEX Options and purchases U.S. Treasuries, most notably, current interest rates and volatility in the U.S. Equity Index. The Defined Distribution Rate for the current Outcome Period is 8.29% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is

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taken into account, the Defined Distribution Rate is 7.50%. The Defined Distribution Rate will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the purposes of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. The Defined Distribution Rate is also set forth on the Fund’s website at www.innovatoretfs.com/octd.

The Fund distributes the Defined Distribution Rate through the Defined Distributions. Defined Distributions are paid on the first business day of the month following the quarter-end (each a Distribution Date), to shareholders of record on the last business day of each March, June, September and December. The Defined Distribution Rate is only applicable to investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. The Defined Distribution Rate will remain constant for such investors over the course of a single Outcome Period. However, the Defined Distribution Rate will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Defined Distribution Rate and Defined Distributions should be considered before investing in the Fund. If an investor is considering purchasing Shares after the Outcome Period has commenced, and the Fund has already made some or all of its Defined Distributions, an investor purchasing Shares will not receive the same Defined Distribution Rate for the remainder of the Outcome Period but will still remain vulnerable to the entirely of the significant downside risks associated with the Barrier. In such an instance, the investor may experience significantly different Outcomes than those the Fund seeks to provide. There is no guarantee that the Fund will successfully achieve its investment objective.

The Barrier.    Fund shareholders are subject to all of the losses experienced by the U.S. Equity Index, however the Fund provides the Barrier such that investors will only experience losses if the U.S. Equity Index experiences losses that exceed the Barrier at the end of the Outcome Period. The Barrier is set at a level such that investors are not expected to experience losses against the first 10% of U.S. Equity Index losses over the course of the Outcome Period, to the extent the U.S. Equity Index decreases in value by 10% or less. The Barrier is provided irrespective of the Fund’s annual management fee, transaction fees and any extraordinary expenses incurred by the Fund, however any losses that an investor experiences in relation to the Barrier will be reduced by the Fund’s annual management of 0.79% and further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period and it therefore should not be expected that the Barrier will be provided at any point prior to the last day of the Outcome Period. Investors purchasing Shares after the commencement of the Outcome Period at a point in which the U.S. Equity Index has changed in value will impact the amount of losses that may be experienced by the U.S. Equity Index before the Barrier is met. While the Fund seeks to provide the Barrier for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. There is no limit on losses the Fund could experience, and an investor may lose its entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

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The structure of the Fund’s FLEX Options is such that if at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier, the Fund will begin to experience losses starting at the Barrier. The Fund will experience one of two loss profiles: “Initial Breach Losses” or “Full Breach Losses”. As further described below, the operation of the Fund’s FLEX Options portfolio is such that, at the end of an Outcome Period, if U.S. Equity Index losses measured over the Outcome Period exceed the Barrier (10%) but are less than 11%, the Fund will experience, prior to the payment of any Distributions, accelerated losses from 0% to 11%. If, at the end of the Outcome Period, U.S. Equity Index losses measured over the Outcome Period exceed 11%, the Fund will experience, prior to the payment of any Distributions, one-to-one losses of the U.S. Equity Index.

•   Initial Breach Losses.    Initial Breach Losses occur when the U.S. Equity Index has exceeded the Barrier, but by an amount less than or equal to 11%. Initial Breach Losses occur as a result of the combination of the Fund’s put option spreads as well as the sold put option contract. Specifically, the Fund invests in a package of 10 put option spreads that provide losses of up to 1% for each spread while simultaneously selling a put FLEX Option that provides one-to-one downside exposure starting at 10% of U.S. Equity Index losses. If the U.S. Equity Index has exceeded the Barrier, but by an amount less than or equal to 11%, the Fund will experience the below losses over an Outcome Period, prior to the payment of Defined Distributions:

Outcome Period Initial and Full Breach Losses Profile

U.S. Equity Index Losses	Put Spread Losses	Put Losses	Fund Losses
-10.00%	0.00%	0.00%	0.00%
-10.25%	-2.50%	-0.25%	-2.75%
-10.50%	-5.00%	-0.50%	-5.50%
-10.75%	-7.50%	-0.75%	-8.25%
-11.00%	-10.00%	-1.00%	-11.00%
-12.00%	-10.00%	-2.00%	-12.00%

•   Full Breach Losses.    Full Breach Losses occur after U.S. Equity Index losses are equal to or exceed 11%. Full Breach Losses are a result of the Fund’s FLEX Options and expose the Fund to the extent of U.S. Equity Index Losses on a one-to-one basis over the course of the Outcome Period. As shown in the table above, if the U.S. Equity Index has exceeded 11%, the Fund’s put spread options will produce a loss of 10% and the Fund’s naked put FLEX Option will produce the remaining loss such that losses, in combination, will equal the losses of the U.S. Equity Index. There is no limit on losses the Fund can experience, and an investor may lose its entire investment.

The Barrier is measured at the end of the Outcome Period. While the Fund’s NAV is expected to move as a result in changes in the value of the Fund’s FLEX Options (which is dependent upon the movements of the U.S. Equity Index, among other reasons), the FLEX Options are European-style options and can only be exercised on the expiration date. Accordingly, the measuring value of the U.S. Equity Index is on the final day of the Outcome Period only, and therefore the Barrier is measured and effective only on the final day of the Outcome Period.

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Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and U.S. Treasuries, and another Outcome Period will commence.

Following the close of business on the last day of the Outcome Period, the Fund will disclose the Fund’s final Defined Distribution Rate (both gross and net of the unitary management fee) for the next Outcome Period on the Fund’s website, www.innovatoretfs.com. The Fund’s website will also provide information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and potential Outcomes related to the Barrier, of an investment in the Fund on a daily basis.

The Fund’s website, www.innovatoretfs.com/octd, provides information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and Barrier, of an investment in the Fund on a daily basis.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Defined Outcome Strategy Risk.    The Fund employs an income-oriented “defined outcome strategy”, and is therefore subject to certain unique risks, which are detailed below.

Barrier Risk.    The Fund establishes the Barrier based on the performance of the U.S. Equity Index over the duration of the Outcome Period, calculated from the commencement of the Outcome Period to its conclusion. The Fund begins to experience the entirety of the losses of the U.S. Equity Index if such losses breach the Barrier, through the Initial Breach Losses or Full Breach Losses, as applicable. To the extent the U.S. Equity Index decreases in value by 10% or less at the end of the Outcome Period, investors are not expected to experience the losses of the U.S. Equity Index. There is no guarantee that the Fund will be successful in its strategy to implement the Barrier and if the operationality of the Barrier fails, investors could experience losses of the U.S. Equity Index irrespective of the sought-after Barrier. Further, while the Fund subjects shareholders to Initial Breach Losses on an accelerated basis from 0% to 11% if the U.S. Equity Index experiences losses of between 10% to 11% and Full Breach Losses thereafter, such returns are not guaranteed, and if the FLEX Options fail to perform as expected, an investor could experience additional losses. A shareholder may lose its entire investment, prior to consideration of any Defined Distributions paid by the Fund. The effect of the Barrier is measured only at the end of the Outcome Period, regardless of whether the U.S. Equity Index has experienced losses that exceed the Barrier at any point

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during the Outcome Period. Although the effect of the Barrier is only measured at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier. In the event an investor purchases Shares after the commencement of the Outcome Period or sells Shares prior to the expiration of the Outcome Period, the Barrier that the Fund seeks to provide may be less or not available at all. In addition, the operationality of the Barrier is such that the Fund may experience dramatic changes in value of its NAV at the end of the Outcome Period, even if the changes in the U.S. Equity Index are minimal. If the U.S. Equity Index’s value is at or near the Barrier at the end of the Outcome Period, small changes in the value of the U.S. Equity Index could result in dramatic changes in the value of the FLEX Options and therefore the Fund’s NAV. Investors should understand these risks before investing in the Fund.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to Initial Breach Losses or Full Breach Losses, as applicable, if losses of the U.S. Equity Index exceeds the Barrier. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the U.S. Equity Index (relative to the initial value of the U.S. Equity Index at the commencement of the Outcome Period) despite being subject to all of the downside losses of the U.S. Equity Index after such losses exceed the Barrier. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as Fund will not experience any positive price returns of the U.S. Equity Index, if any, and the Fund would underperform the U.S. Equity Index to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

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Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the U.S. Equity Index and may underperform the U.S. Equity Index and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Barrier and Defined Distributions.

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FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the U.S. Equity Index’s price return has dropped below the Barrier. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the U.S. Equity Index. Depending on the value of the U.S. Equity Index at this time and its proximity to the Barrier, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the U.S. Equity Index. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the U.S. Equity Index’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the U.S. Equity Index’s price return, changes in interest rates, changes in the actual and implied volatility of the U.S. Equity Index, the Barrier and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 under the 1940 Act (“Rule 18f-4”) in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

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Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

U.S. Equity Index Risk.    Because the Fund is subject to the downside price returns of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier, the Fund is subject to the associated risks of the U.S. Equity Index. As such, the Fund may be subject to the following risks as a result of its exposure to the U.S. Equity Index through its usage of FLEX Options:

Equity Securities Risk.    The U.S. Equity Index tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the U.S. Equity Index. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines

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may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the U.S. Equity Index invests in.

Information Technology Companies Risk.    The U.S. Equity Index is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The U.S. Equity Index tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the U.S. Equity Index has decreased below the Barrier. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the U.S. Equity Index. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the U.S. Equity Index. Further, small changes in the value of the U.S. Equity Index at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the U.S. Equity Index, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the U.S. Equity Index on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes or interpretations affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

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Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country,

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group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to sell) on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions

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being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Barrier, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV and the bid/ask spread on Shares may widen.

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Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a “regulated Investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. In addition, depending on the time during an Outcome Period at which a shareholder purchases Shares and the performance of the Fund’s assets, all or a portion of a Defined Distribution may be characterized as ordinary income, return of capital or capital gain when received by the shareholder. Such characterization will impact the tax consequences to the shareholder of the Defined Distribution and shareholders should understand the tax consequences of each characterization before investing in the Fund. In addition, the Fund’s NAV at the end of an Outcome Period will be decreased by the amount of any distribution that is characterized as capital gain.

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Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of two broad-based market indices: the S&P 500 Total Return Index and the S&P 500 Price Index. Both indices have the same constituents in the same weights. However, the S&P 500 Total Return Index assumes that any dividends paid out by index constituents have been reinvested in the index and the S&P 500 Price Return Index, which measures only the price movements of index constituents, does not. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Calendar Year Total Returns as of 12/31
20%
10%
0%
-10%
-20%
6.80%
2024

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The Fund’s highest quarterly return was 1.96% (quarter ended March 31, 2024) and the Fund’s lowest quarterly return was 1.28% (quarter ended September 30, 2024).
Average Annual Total Return as of December 31, 2024
Innovator Premium Income 10 Barrier ETF™ – October	1 Year	Since Inception (9/29/2023)
Return Before Taxes	6.80%	9.18%
Return After Taxes on Distributions	3.86%	6.01%
Return After Taxes on Distributions and Sale of Fund Shares	4.36%	5.83%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	30.48%
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)	23.31%	28.64%

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Management

Investment Adviser

Innovator Capital Management, LLC (“Innovator” or the “Adviser”)

Investment Sub-Adviser

Milliman Financial Risk Management LLC

Portfolio Managers

The following persons serve as the portfolio managers of the Fund.

•   Robert T. Cummings — Principal, Senior Director, Head of Portfolio Management at Milliman

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Mr. Cummings has served in this capacity since the Fund’s inception in September 2023. Mr. Rosenfeld has served in this capacity since July 2024.

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Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at NAV only with authorized participants that have entered into agreements with the Fund’s distributor and only in Creation Units or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests. The Fund may issue and redeem Shares in exchange for cash at a later date but has no current intention of doing so. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.innovatoretfs.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, return of capital or capital gain. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), Innovator and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investor Suitability Considerations

You should only consider this investment if:	You should not consider this investment if:

•   you fully understand the risks inherent in an investment in Shares;

•   you desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you understand, and are willing to bear, that the Fund is subject to losses of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period;

•   you are willing to hold Shares for the duration of the Outcome Period in order to achieve the Outcomes that the Fund seeks to provide;

•   you fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Barrier;

•   you understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are willing to forgo any gains experienced by the U.S. Equity Index;

•   you understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the U.S. Equity Index’s proximity to the Barrier;

•   you understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you are willing to accept the risk of losing your entire investment; and

•   you have visited the Fund’s website and understand the investment outcomes available to you based upon the time of your purchase.

•   you do not fully understand the risks inherent in an investment in Shares;

•   you do not desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you do not understand and/or are unwilling to bear that the Fund is subject to the losses of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period;

•   you are not willing to hold Shares for the duration of the Outcome Period;

•   you do not fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Barrier;

•   you do not understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are unwilling to forgo any gains experienced by the U.S. Equity Index;

•   you do not understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the U.S. Equity Index’s proximity to the Barrier;

•   you do not understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you desire a level of protection and are unwilling to accept the risk of losing your entire investment; and

•   you have not visited the Fund’s website and do not understand the investment outcomes available to you based upon the timing of your purchase.

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Additional Information About the Fund’s Principal Investment Strategies

The Fund’s principal investment strategy seeks to produce the Outcomes based upon the Defined Distribution Rate and performance of the U.S. Equity Index. If the U.S. Equity Index increases in value over the course of the Outcome Period, or the U.S. Equity Index experiences losses that are less than the Fund’s sought-after protective Barrier over the course of the Outcome Period, the Fund is designed to provide Fund shareholders that hold Shares for the entire Outcome Period with returns that equal the Defined Distribution Rate. If the U.S. Equity Index experiences losses that exceed the Barrier over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Shares for the entire Outcome Period with the Defined Distribution Rate less the Initial Breach Losses or Full Breach Losses, as applicable. There is no guarantee that the Fund will be successful in its attempt to provide a Barrier. The Defined Distribution Rate is provided prior to taking into account annual Fund management fees equal to 0.79% of the Fund’s daily net assets, transaction fees and any extraordinary expenses incurred by the Fund. A portion of the Defined Distributions may be taxable as ordinary income, capital gains, or return of capital. The Fund will not benefit from any increases in the U.S. Equity Index over an Outcome Period but is subject to the possibility of experiencing the significant losses of the U.S. Equity Index if its price return falls below the Barrier. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of the U.S. Equity Index. The Fund intends to primarily use FLEX Options to implement its investment strategies, however, the Fund may use “over-the-counter” (“OTC”) option contracts if the Adviser deems such use to be advisable.

The reference asset for the option contracts utilized by the Fund will provide exposure to the U.S. Equity Index. The U.S. Equity Index tracks the price return of the S&P 500® Index, which is a large-cap, market-weighted, U.S. equities index that tracks the 500 leading companies in leading industries and is widely regarded as the best single gauge of large-cap U.S. equities. The U.S. Equity Index covers approximately 80% of available market capitalization. The U.S. Equity Index is rebalanced quarterly in March, June, September, and December. Milliman will determine whether the Fund’s option contracts will reference the U.S. Equity Index or the SPDR® S&P 500® ETF Trust at the commencement of each Outcome Period. Milliman expects that such determination will be based on the liquidity and pricing of such option contracts. The U.S. Equity Index is a price return index, meaning it tracks the prices of the constituents of the index, excluding dividends. The SPDR® S&P 500® ETF Trust is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests entirely in the S&P 500® Index. The Fund also invests in U.S. Treasuries, which will mature on approximately the last day of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), including the end of each Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The “Defined Distribution Rate” is an annualized payment rate established at the commencement of the Outcome Period that is the percentage of

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Defined Distributions per Share over an Outcome Period. The Defined Distribution Rate is based upon the Fund’s net asset value (“NAV”) at the commencement of each Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 8.29%, prior to taking into account any fees or expenses charged to shareholders.

Shareholders will also be subject to losses that exceed the Barrier, which is set at U.S. Equity Index losses that exceed 10% through Initial Breach Losses and Full Breach Losses. The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

* The Initial Breach Losses subject the Fund to U.S. Equity Index losses on an initial accelerated basis from 0% to 11% which will correspond to the U.S. Equity Index losses from 10% to 11%. The Full Breach Losses expose the Fund to one-to-one losses to the extent U.S. Equity Index Losses exceed 11%.

As described further in this prospectus, there are risks associated with an investment in the Fund and there is no guarantee the Fund achieve the Outcomes it seeks to provide. The Fund’s unique characteristics (i.e., the imperative of holding Shares for the entire Outcome Period, the Barrier and Defined Distribution Rate) distinguish it from other investment products and may make it an unsuitable some investors. Please also refer to the “Investor Suitability Considerations” table in this prospectus.

The Fund’s investment objective is considered non-fundamental and may be changed by the Board without shareholder approval. Additionally, the Fund may liquidate and terminate at any time without shareholder approval.

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Investment profile for Intra-Outcome Period Investors

The Fund is designed for shareholders who hold Shares for the entirety of the Outcome Period. If an investor purchases Shares after the Outcome Period has commenced or sells Shares prior to the Outcome Period’s conclusion, such investor will not receive the Outcomes sought to be delivered by the Fund, and will experience very different investment outcomes then the Fund seeks to provide. Further, investors who purchase Shares after the commencement of the Outcome Period will have a different effective Defined Distribution Rate as a result of any changes in the Fund’s NAV since the commencement of the Outcome Period and Defined Distributions for an Outcome Period already paid. Following the commencement of an Outcome Period, the Fund seeks to provide shareholders who hold shares for the entirety of the Outcome Period with Defined Distributions paid by the Fund over the duration of the Outcome Period on remaining Defined Distribution Dates. An investor is expected to have the following investment profile for the remainder of an Outcome Period if such investor purchases shares after the commencement of the Outcome Period:

Fund Investments

Principal Investments

FLEX Options

FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC option contracts positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

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The FLEX Options in which the Fund will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund will purchase and sell put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. The Fund will utilize cash-settled FLEX Options, meaning that in the event the FLEX Options are exercised, it will be required to deliver the cash value representing the difference between the strike price and the then-current price of the reference asset.

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the FLEX Options held by the Fund are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by Innovator as the “Valuation Designee” pursuant to Rule 2a-5 of the 1940 Act (“Rule 2a-5”) and approved by, and subject to the oversight of, the Board. The Fund will enter into FLEX Options contracts in accordance with Rule 18f-4 under the 1940 Act, which requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.

U.S. Treasury Securities

U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury that are backed by the full faith and credit of the United States Government.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s statement of additional information (“SAI”), which is available at www.innovatoretfs.com.

Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above. The significance of each risk factor below may change over time and you should review each risk factor carefully.

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Principal Risks

Defined Outcome Strategy Risk.    The Fund employs an income-oriented “defined outcome strategy”, and is therefore subject to certain unique risks, which are detailed below.

Barrier Risk.    The Fund establishes the Barrier based on the performance of the U.S. Equity Index over the duration of the Outcome Period, calculated from the commencement of the Outcome Period to its conclusion. The Fund begins to experience the entirety of the losses of the U.S. Equity Index if such losses breach the Barrier, through the Initial Breach Losses or Full Breach Losses, as applicable. To the extent the U.S. Equity Index decreases in value by 10% or less at the end of the Outcome Period, investors are not expected to experience the losses of the U.S. Equity Index. There is no guarantee that the Fund will be successful in its strategy to implement the Barrier and if the operationality of the Barrier fails, investors could experience losses of the U.S. Equity Index irrespective of the sought-after Barrier. Further, while the Fund subjects shareholders to Initial Breach Losses on an accelerated basis from 0% to 11% if the U.S. Equity Index experiences losses of between 10% to 11% and Full Breach Losses thereafter, such returns are not guaranteed, and if the FLEX Options fail to perform as expected, an investor could experience additional losses. A shareholder may lose its entire investment, prior to consideration of any Defined Distributions paid by the Fund. The effect of the Barrier is measured only at the end of the Outcome Period, regardless of whether the U.S. Equity Index has experienced losses that exceed the Barrier at any point during the Outcome Period. Although the effect of the Barrier is only measured at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier. In the event an investor purchases Shares after the commencement of the Outcome Period or sells Shares prior to the expiration of the Outcome Period, the Barrier that the Fund seeks to provide may be less or not available at all. In addition, the operationality of the Barrier is such that the Fund may experience dramatic changes in value of its NAV at the end of the Outcome Period, even if the changes in the U.S. Equity Index are minimal. If the U.S. Equity Index’s value is at or near the Barrier at the end of the Outcome Period, small changes in the value of the U.S. Equity Index could result in dramatic changes in the value of the FLEX Options and therefore the Fund’s NAV. Investors should understand these risks before investing in the Fund.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to Initial Breach Losses or Full Breach Losses, as applicable, if losses of the U.S. Equity Index exceeds the Barrier. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the U.S. Equity Index

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(relative to the initial value of the U.S. Equity Index at the commencement of the Outcome Period) despite being subject to all of the downside losses of the U.S. Equity Index after such losses exceed the Barrier. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as the Fund will not experience any positive price returns of the U.S. Equity Index, if any, and the Fund would underperform the U.S. Equity Index to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the U.S. Equity Index and may underperform the U.S. Equity Index and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause

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the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Barrier and Defined Distributions.

FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the U.S. Equity Index’s price return has dropped below the Barrier. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the U.S. Equity Index. Depending on the value of the U.S. Equity Index at this time and its proximity to the Barrier, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the U.S. Equity Index. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the U.S. Equity Index’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the U.S. Equity Index’s price return, changes in interest rates, changes in the actual and implied volatility of the U.S. Equity Index, the Barrier and the remaining time to until the FLEX Options expire.

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Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. Option contracts may also involve the use of leverage, which could result in greater price volatility than other markets. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

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Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

U.S. Equity Index Risk.    Because the Fund is subject to the downside price returns of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier, the Fund is subject to the associated risks of the U.S. Equity Index. As such, the Fund may be subject to the following risks as a result of its exposure to the U.S. Equity Index through its usage of FLEX Options:

Equity Securities Risk.    The U.S. Equity Index tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the U.S. Equity Index. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the U.S. Equity Index invests in.

Information Technology Companies Risk.    The U.S. Equity Index is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

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Large Capitalization Companies Risk.    The U.S. Equity Index tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the U.S. Equity Index has decreased below the Barrier. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the U.S. Equity Index. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the U.S. Equity Index. Further, small changes in the value of the U.S. Equity Index at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the U.S. Equity Index, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the U.S. Equity Index on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

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Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Values of securities may change due to factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of securities. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s investments and could result in disruptions in the trading markets. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors or other economic, political, or regulatory developments, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could result in disruptions to trading markets and could also adversely affect the prices and liquidity of a Fund’s holdings. Any of such circumstances could result in increased market volatility and/or have a materially negative impact on the value of Shares or the liquidity of an investment. During any such events, Shares may trade at greater premiums or discounts to their NAV and the bid/ask spread on Shares may widen. The future potential economic impact of any such future events is impossible to predict and could result in adverse market conditions that impact the performance of the Fund.

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Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). Authorized participants are not obligated to make a market in Shares or submit orders for the issuance or redemption of Creation Units. To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

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Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Barrier, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The Fund’s NAV represents the value of the Fund’s investments and is calculated by taking the sum of the Fund’s assets less the Fund’s liabilities, if any. The NAV per Share is the value of a Share’s portion of all of the Fund’s net assets. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV. Additionally, decisions by market makers and/or authorized participants or reduced effectiveness of the arbitrage process in maintaining the relationship of the Fund’s NAV to the market price of its Shares could result in the Shares trading at a premium, or discount to NAV and the bid/ask spread on Shares may widen.

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Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a RIC, however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. In addition, depending on the time during an Outcome Period at which a shareholder purchases Shares and the performance of the Fund’s assets, all or a portion of a Defined Distribution may be characterized as ordinary income, return of capital or capital gain when received by the shareholder. Such characterization will impact the tax consequences to the shareholder of the Defined Distribution and shareholders should understand the tax consequences of each characterization before investing in the Fund. In addition, the Fund’s NAV at the end of an Outcome Period will be decreased by the amount of any distribution that is characterized as capital gain.

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Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. The Fund’s Valuation Procedures adopted Innovator as Valuation Designee (as reviewed, approved, and subject to the oversight of the Board) complies with Rule 2a-5 under the 1940 Act. Pursuant to Rule 2a-5, the Board oversees the implementation of the Valuation Procedures. While the Fund’s program is designed to contemplate the specific risks of the Fund, there is no guarantee the program will adequately do so each time, and value may not be properly selected for the Fund.

Management of the Fund

The Fund is a series of Innovator ETFs® Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Innovator Capital Management, LLC, 200 W. Front Street, Wheaton, Illinois 60187, serves as the Fund’s investment adviser. In its capacity as Adviser, Innovator has overall responsibility for selecting and monitoring the Fund’s investments and managing the Fund’s business affairs. Innovator serves as investment adviser to 150 exchange-traded funds, each of which is organized as a separate series of the Trust, a registered management investment company.

Investment Sub-Adviser

Milliman Financial Risk Management LLC, 71 South Wacker Drive, 31st Floor, Chicago, Illinois 60606, serves as the Fund’s investment sub-adviser. Milliman has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Managers

Robert T. Cummings and Jordan B. Rosenfeld serve as the Fund’s portfolio managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.

•   Robert T. Cummings — Principal, Senior Director and Head of Portfolio Management at Milliman.    Mr. Cummings has served in this role since 2007. Mr. Cummings has more than 13 years of experience as a trader with a primary focus on options. Prior to joining Milliman, he was involved in various proprietary trading strategies and was a portfolio manager of associated derivatives funds. These strategies included volatility arbitrage, global macro, and high-frequency trading. Entities at which Mr. Cummings has previously worked include Citadel Investment Group, TradeNet (as a primary market maker on the Chicago Board Options Exchange), KCM Group and Spyglass Capital Management.

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•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman.    Mr. Rosenfeld joined Milliman in 2018 as a trader and in 2021 was promoted to ETF Portfolio Manager. Mr. Rosenfeld is responsible for implementing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. He has more than nine years of experience in capital markets with a focus on derivatives portfolio management and multi-asset strategy. Prior to joining the firm, Mr. Rosenfeld was a global macro portfolio manager at Gelber Group.

For additional information concerning Innovator and Milliman, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares may also be found in the SAI.

Management Fee

Pursuant to an investment advisory agreement between Innovator and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Innovator in an amount equal to 0.79% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Innovator for the services it provides to the Fund. Out of the unitary management fee, Innovator pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Innovator is not responsible for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Pursuant to an investment sub-advisory agreement between Innovator, Milliman and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Innovator has agreed to pay an annual sub-advisory fee to Milliman in an amount based on the Fund’s average daily net assets. Innovator is responsible for paying the entirety of Milliman’s sub-advisory fee. The Fund does not directly pay Milliman.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR for the fiscal period ended October 31, 2024.

Manager of Managers Structure.    The Fund and Innovator have received an exemptive order from the SEC to operate under a manager of managers structure that permits Innovator, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, Innovator has ultimate responsibility, subject to oversight by the Board, for overseeing the Fund’s sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Fund or Innovator.

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The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to any sub-adviser or the sub-advisory agreement. The Manager of Managers Structure does not permit an increase in the advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to any sub-adviser or a sub-advisory agreement within 90 days of the change.

Additional Information Relating to the Declaration of Trust

The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) provides that by virtue of becoming a shareholder of the Trust, each shareholder is bound by the provisions of the Declaration of Trust. Subject to the provisions of the Declaration of Trust, the Board may, subject to the requisite vote, engage in and prosecute, defend, compromise, abandon, or adjust, by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims, and demands relating to the Trust. The Board may, in the exercise of their or its good faith business judgment, dismiss any action, suit, proceeding, dispute, claim or demand, derivative or otherwise, brought by a shareholder in its own name or in the name of the Trust. The Declaration of Trust further provides a detailed process for the bringing of derivative actions by shareholders. Prior to bringing a derivative action, a written demand by the complaining shareholder must first be made on the Board to bring the subject action unless an effort to cause the Board to bring such action is excused. A demand on the Board shall only be excused if a majority of the Board a material personal financial interest in the subject action.

There may be questions regarding the enforceability of these provisions based on certain interpretations of the Securities Act of 1933 Act, as amended, the Securities Exchange Act of 1934, as amended and the 1940 Act. However, the Declaration of Trust provides if any provision shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to that provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of the Declaration of Trust. The provisions of the Declaration of Trust are not intended to restrict any shareholder rights under the federal securities laws and do not mandate the adjudication of federal securities laws claims through arbitration

How to Buy and Sell Shares

The Fund will issue or redeem its Shares at NAV per Share only in Creation Units. Most Fund shareholders will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. Share prices are reported in dollars and cents per Share. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, a Fund Shareholder may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

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Authorized participants may acquire Shares directly from the Fund, and authorized participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units, and in accordance with the procedures described in the SAI.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange is based on market price and may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions (“market timing”), and has adopted no policies and procedures with respect to market timing activities. In making this determination, the Board considered the risks associated with market timing activities by the Fund’s shareholders, including, dilution, disruption of portfolio management, increases in the Fund’s trading costs and the potential for the realization of capital gains.

Shares may be purchased and redeemed directly from the Fund only when aggregated into one or more Creation Units by authorized participants that have entered into agreements with the Fund’s distributor. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares detailed above. To the extent the Fund may effect the issuance or redemption of Creation Units in exchange wholly or partially for cash, such trades could result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objectives, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by authorized participants increases. However, direct trading by authorized participants is critical to ensuring that Shares trade at or close to NAV.

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To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Fund reserves the right to not accept orders from authorized participants that Innovator has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use as the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

The Fund intends to continue to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information only. You should consult your own tax advisor about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•   the Fund makes distributions,

•   you sell your Shares listed on the Exchange, and

•   you purchase or redeem Creation Units.

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To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. The Fund intends to treat any income that it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

Taxes on Distributions

The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Shares, which could result in you having to pay higher taxes in the future when Shares are sold, even if you sell the Shares at a loss from your original investment. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding them for six months or less, the loss will

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be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

An election may be available to shareholders to defer recognition of the gain attributable to a capital gain dividend if they make certain qualifying investments within a limited time. Shareholders should talk to their tax advisor about the availability of this deferral election and its requirements. The Fund’s positions in FLEX Options may reduce the amount of long-term capital gains, and thus, reduce the amount of distributions eligible to be capital gain dividends.

Taxes on Exchange Listed Shares

If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

Taxes and Purchases and Redemptions of Creation Units

If you exchange securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and any cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of the FLEX Options

The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market but will be subject to the straddle rules.

However, the Fund’s investments in offsetting positions with respect to the U.S. Equity Index may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

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The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax (“backup withholding”) from dividends and capital gains distributions paid to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify to the Fund that he or she is not subject to backup withholding. The current backup withholding rate is 24%. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will generally be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below.

However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. Amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

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Distributions to, and gross proceeds from dispositions of Shares by, (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners may be subject to a U.S. withholding tax of 30%. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Distributions and Taxes” in the SAI for more information.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

Net Asset Value

US Bancorp Fund Services LLC (“USBFS”), the Fund’s administrator and fund accounting agent, calculates the Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. E.S.T.) every day the New York Stock Exchange is open. The NAV for one Share is the value of that Share’s portion of the net assets of the Fund, which is calculated by taking the market price of the Fund’s total assets, including any interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent is the NAV per Share.

Section 2(a)(41) of the 1940 Act provides that when a market quotation is readily available for a fund’s portfolio investments, such investment must be valued at the market value. Rule 2a-5 under the 1940 Act defines a readily available market quotation as “a quoted price (unadjusted) in active markets for identical investments that the fund can access at a measurement date, provided that a quotation will not be readily available if it is not reliable.” If a market quotation is not “readily available” the portfolio investment must be fair valued as determined in good faith by a fund’s board of trustees. Rule 2a-5 allows a fund’s board of trustees to designate the fund’s investment adviser as the “valuation designee” to perform fair value determinations subject to certain conditions. In accordance with Rule 2a-5, the Board has appointed Innovator as the “Valuation Designee” for the Fund’s portfolio investments. Investments will be fair valued as determined in good faith in accordance with the policies and procedures established by Innovator as the Valuation Designee pursuant to Rule 2a-5 and approved by, and subject to the oversight of, the Board of Trustees. As a general principle, “fair value” represents a good faith approximation of the value of a portfolio investment and is the amount the Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. The use of fair value prices may result in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such

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securities. While the Valuation Procedures (defined below) are intended to result in the Fund’s NAV calculation that fairly reflects the values as of the time of pricing, the fair value determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.

FLEX Options listed on an exchange (e.g., Cboe) will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Fund’s option has a same-day market trading price, this same-day market trading price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Sub-Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s NAV. If either pricing vendor is not available to provide a model price for that day, the value of a FLEX option will be determined by Innovator as Valuation Designee in accordance with the Valuation Procedures. In instances where in the same trading day, a particular FLEX Option is represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or a redemption unit), for valuation purposes that trading day the Fund will default to use the trade price for both instances, rather than the model price otherwise available for the in-kind transaction.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price.

Exchange-traded options (other than FLEX Options) and futures contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be valued at fair value. Any fair value determination will be made in accordance with the policies and procedures established by Innovator as Valuation Designee in accordance with Rule 2a-5.

USBFS may obtain all market quotations used in valuing securities from a third-party pricing service vendor (a “Pricing Service”). If no quotation can be obtained from a Pricing Service, then USBFS will contact Innovator. Innovator is responsible for establishing the valuation of portfolio securities and other instruments held by the Fund in accordance with the pricing and valuation procedures adopted by the Board (the “Valuation Procedures”). Innovator will then attempt to obtain one or more broker quotes for the security daily and will value the security accordingly.

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If no quotation is available from either a Pricing Service, or one or more brokers, or if Innovator has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by Innovator in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following: (a) the type of security; (b) the size of the holding; (c) the initial cost of the security; (d) transactions in comparable securities; (e) price quotes from dealers and/or pricing services; (f) relationships among various securities; (g) information obtained by contacting the issuer, analysts, or the appropriate stock exchange; (h) an analysis of the issuer’s financial statements; and (i) the existence of merger proposals or tender offers that might affect the value of the security.

With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell Shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its Shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

For more information about how the Fund’s NAV is determined, please see the section in the SAI entitled “Determining Offering Price and Net Asset Value.”

Fund Service Providers

US Bancorp Fund Services LLC is the administrator and transfer agent for the Trust. U.S. Bank, N.A. serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

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Premium/Discount Information

Information showing the number of days the market price of Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.innovatoretfs.com.

Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Rule 12d1-4 under the 1940 Act provides the requirements under which an investment company may invest in securities of another investment company beyond the limits prescribed in Section 12(d)(1) of the 1940 Act. Any investment by another investment company in the Fund, or by the Fund in another investment company, must comply with Rule 12d1-4 in order to exceed the limits contained in Section 12(d)(1).

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. The total returns in the table represent how much an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single Fund Share. The information below has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR, which is available upon request.

Innovator ETFs® Trust

Financial Highlights

Innovator Premium Income 10 Barrier ETF™ — October

		Investment Operations:			Less Distributions From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total From Investment Operations	Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
10/31/2024	$23.79	$1.09	$1.09	$2.18	$(1.46)	$(0.53)	$(0.19)	$(2.18)
10/31/2023(e)	$23.82	$0.09	$(0.15)	$(0.06)	$—	$—	$—	$—
					Supplemental Data and Ratios
For the Year Ended	ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return		Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)
10/31/2024	$0.01	$23.80	9.44%		$4,761	0.79%	4.45%	—%
10/31/2023(e)	$0.03	$23.79	-0.14	%(f)	$2,973	0.79%	4.96%	—	%(f)

(a)      Net investment income per share has been calculated based on average shares outstanding during the year.

(b)      Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)      Portfolio turnover rate excludes in-kind transactions.

(d)      Annualized for periods less than one year.

(e)      Inception date of the Fund was September 29, 2023.

(f)      Not annualized for periods less than one year.

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Innovator Premium Income 10 Barrier ETF™ — October

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund’s most recent SAI, annual or semi-annual reports and certain other information such as Fund financial statements are available free of charge by calling the Fund at (800) 208-5212, on the Fund’s website at www.innovatoretfs.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Innovator Capital Management, LLC 200 W. Front Street Wheaton, Illinois 60187 (800) 208-5212 www.innovatoretfs.com	SEC File #: 333-146827 811-22135

Prospectus

Innovator Premium Income 20 Barrier ETF™ — October

(Cboe BZX — OCTH)

February 28, 2025

Innovator Premium Income 20 Barrier ETF™ — October (the “Fund”) is a series of
Innovator ETFs® Trust (the “Trust”) and is an actively managed ETF.

•    The Fund invests in FLexible EXchange Options (“FLEX Options”) that reference the S&P 500® Price Return Index (the “U.S. Equity Index”) and U.S. Treasury bills (“U.S. Treasuries”) to employ an income-oriented “defined outcome strategy.” Defined outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The outcomes sought by the Fund, which include the defined distributions and barrier discussed below (the “Outcomes”), are contingent on the performance of the U.S. Equity Index’s price return and the yield of the U.S. Treasuries over an approximately one-year period from October 1 through September 30 of the following year (the “Outcome Period”). The current Outcome Period is from October 1, 2024 through September 30, 2025. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another Outcome Period will begin. The Fund and the sought-after Outcomes are designed for shareholders who invest from the commencement of the Outcome Period through the end of the Outcome Period. If an investor purchases shares of the Fund (“Shares”) after the Outcome Period has begun or sells Shares prior to the expiration of the Outcome Period, the investment outcomes experienced by such investor will differ from the Fund’s sought-after Outcomes. There is no guarantee that the Outcomes for an Outcome Period will be realized.

•   As further described in this Prospectus, the Fund’s principal investment strategy seeks to provide the following investment profile over each Outcome Period:

•   Defined Distributions:    The Fund seeks to provide shareholders distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 7.10% prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each March, June, September and December will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). The Defined Distribution Rate is applicable only to those investors who hold Shares for an entire Outcome Period and is not guaranteed. See “Principal Investment Strategies – Fund Portfolio”.

•   Barrier:    The Fund seeks to provide an investment “barrier” — an investment strategy whereby a payoff depends upon whether an underlying asset or index has breached a predetermined performance level. For each Outcome Period, the Fund will establish a barrier against losses for shareholders that is based upon the performance of the U.S. Equity Index over the duration of each Outcome Period, whereby shareholders are not expected to experience losses over the course of an Outcome Period if the market value of the U.S. Equity Index decreases by 20% or less, calculated from the commencement of the Outcome Period to the final day of the Outcome Period (the “Barrier”). Shareholders will be subject to the entirety (i.e., one-to-one exposure) of the downside of the U.S. Equity Index’s performance calculated from the commencement of the Outcome Period to the final day of the Outcome Period if, at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier. At the conclusion of each Outcome Period, the Fund will establish a new Barrier (i.e., beginning at 20% of U.S. Equity Index losses) for the next Outcome Period. The Barrier level beginning at 20% of losses of the U.S. Equity Index will remain constant from one Outcome Period to the next. Please note, the operation of the Barrier is not guaranteed. Unlike other funds that utilize defined outcome investment strategies, the Fund does not provide a buffer against all U.S. Equity Index losses or a floor that provides a maximum amount of U.S. Equity Index losses. As a result, an investor can lose its entire investment prior to consideration of any Defined Distribution payments. As further described in this prospectus, shareholders will be subject to “Initial Breach Losses” and “Full Breach Losses” with respect to the Barrier. See “Principal Investment Strategies – The Barrier” for additional information.

•   Outcomes:    The Fund is designed to provide investors with Outcomes for each Outcome Period that is equal to the Defined Distribution Rate, less the losses experienced by the U.S. Equity Index if such losses exceed the Barrier at the end of the Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced a positive price return, or price return losses that are less than the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the U.S. Equity Index has experienced losses at the end of the Outcome Period that exceed the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value reflecting the losses experienced by the U.S. Equity Index losses, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the U.S. Equity Index over each Outcome Period.

Investors that purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. See “Principal Investment Strategies – General Strategy Description and – Intra-Outcome Period”.

•   The Outcomes are provided prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets are considered, the Defined Distribution Rate is 6.31%. In addition, any loses that an investor experiences in relation to the Barrier will be reduced by the Fund’s annual management of 0.79%. The Outcomes will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

•   The Fund’s FLEX Options positions will not provide upside exposure to the price return of the U.S. Equity Index and therefore the Fund will not participate in any increases in the price return of the U.S. Equity Index over the duration of the Outcome Period. Notwithstanding the above, the Fund is subject to the possibility of experiencing the significant losses of the U.S. Equity Index if its price return falls below the Barrier. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of U.S. Equity Index.

•   The Outcomes may only be realized by investors who hold Shares at the outset of the Outcome Period and continue to hold such Shares until the conclusion of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes on the last day of each Outcome Period. It should not be expected that the Outcomes, including the net effect of the Fund’s annual management fee on the Outcomes, will be provided at any point prior to the last day of the Outcome Period. Investors considering purchasing Shares after the Outcome Period has begun or selling Shares prior to the end of the Outcome Period should visit the website referenced below to fully understand the potential Outcomes.

•   The Fund’s website, www.innovatoretfs.com/octh, provides important Fund information (including, among other items, Outcome Period start and end dates, information relating to the Defined Distributions, the Defined Distribution Rate and the potential Outcomes related to the Barrier), as well information relating to the potential outcomes of an investment in the Fund on a daily basis. If you are contemplating purchasing Shares, please visit the Fund’s website.

Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund. The Fund has characteristics unlike many other traditional investment products and may not be suitable for all investors.

The Fund lists and principally trades its Shares on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices may differ to some degree from the net asset value of Shares. Unlike mutual funds, the Fund issues and redeems Shares at NAV only in large blocks of Shares called “Creation Units.” The Fund is a series of the Trust and is an actively managed exchange-traded fund organized as a separate series of a registered management investment company.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Innovator Premium Income 20 Barrier ETF™ – October

Investment Objective

The Fund seeks to provide investors, over the period from October 1, 2024 to September 30, 2025, with an investment that provides a high level of income through a Defined Distribution Rate of 7.10% (prior to taking into account management fees and other fees) and that is not subject to any losses experienced by the U.S. Equity Index that are at or below a 20% Barrier and is subject to initial losses experienced by the U.S. Equity Index beginning at the 20% Barrier and to the full extent of U.S. Equity Index losses on a one-to-one basis beginning at 21%.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.79%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.
	1 Year	3 Years	5 Years	10 Years
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:	$81	$252	$439	$978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
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Principal Investment Strategies

General Strategy Description.    The Fund is an actively managed exchange-traded fund (“ETF”) that invests in U.S. Treasury bills (the “U.S. Treasuries”) and FLexible EXchange® Options (“FLEX Options”) that use as a reference asset a broad-based U.S. equity index, specifically the S&P 500® Price Return Index (the “U.S. Equity Index”). Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand the characteristics of the Fund before making an investment in the Fund. As described further below, the Fund differs from other funds that utilize a defined outcome investment strategy. The Fund does not provide a buffer against all U.S. Equity Index losses or a floor that provides a maximum amount of U.S. Equity Index losses. As a result, an investor can lose its entire investment prior to consideration of any Defined Distribution payments. As further described below, the Fund’s principal investment strategy seeks to provide the following investment profile over an approximately one-year period from October 1 to September 30 of the following year (the “Outcome Period”):

•   Defined Distributions:    The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 7.10%, prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is based on market conditions at the onset of the Outcome Period and is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each March, June, September and December will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Defined Distribution Rate” for additional information.

•   Barrier:    The Fund seeks to provide an investment “barrier” — an investment strategy whereby a payoff depends upon whether an underlying asset or index has breached a predetermined performance level. For each Outcome Period, the Fund will establish a barrier against losses for shareholders that is based upon the performance of the U.S. Equity Index over the duration of each Outcome Period, whereby shareholders are not expected to experience losses over the course of an Outcome Period if the market value of the U.S. Equity Index decreases by 20% or less, calculated from the commencement

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of the Outcome Period to the final day of the Outcome Period (the “Barrier”). If at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier, the Fund will experience one of two loss profiles:

•   If at the conclusion of the Outcome Period the market value of the U.S. Equity Index has decreased in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period in an amount that is greater than the Barrier (20%) but less than or equal to 21%, the Fund will be subject to U.S. Equity Index losses on an accelerated basis from 0% to 21%, which will correspond to the U.S. Equity Index losses from 20% to 21% (the “Initial Breach Losses”). See “Principal Investment Strategies — The Barrier — Initial Breach Losses.”

•   If at the conclusion of the Outcome Period the market value of the U.S. Equity Index decreases in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period in an amount that is greater than 21%, the Fund will be subject to the full extent of U.S. Equity Index losses on a one-to-one basis (the “Full Breach Losses”). See “Principal Investment Strategies — The Barrier — Full Breach Losses.”

At the conclusion of each Outcome Period, the Fund will establish a new Barrier (i.e., beginning at 20% of U.S. Equity Index losses) for the next Outcome Period. The Barrier level beginning at 20% of losses of the U.S. Equity Index and the level at which Full Breach Losses commence (21%) will each remain constant from one Outcome Period to the next. There is no guarantee that the Fund will be successful in its attempt to implement the Barrier. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Barrier” for additional information.

•   Outcomes:    The pre-determined outcomes sought by the Fund, which include the Defined Distributions and the Barrier (the “Outcomes”) are designed to provide investment performance for each Outcome Period that is equal to the Defined Distribution Rate, less the Initial Breach Losses or Full Breach Losses, as applicable, if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced (in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period) a positive price return, or price return losses that are less than the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the U.S. Equity Index has experienced losses at the end of the Outcome Period that exceed the Barrier (in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period), the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value equal to the Initial Breach Losses or Full Breach Losses, as applicable, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the U.S. Equity Index over the Outcome Period. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Outcome Period” for additional information. The Fund and the sought-after Outcomes are designed for shareholders who invest and hold Shares from the commencement of the Outcome Period through the end of the Outcome Period. The effect

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of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. If an investor purchases Shares after the Outcome Period has begun or sells Shares prior to the conclusion of the Outcome Period, the Outcomes experienced by the investor will differ from the Fund’s sought-after Outcomes. See “Principal Investment Strategies – Intra-Outcome Period”.

The Fund seeks a high level of income that exceeds an investment in U.S. Treasuries with premiums generated from the Fund’s FLEX Options positions. As further described below, the Fund will purchase U.S. Treasuries and enter into a series of FLEX Option contracts that provides additional income to the Fund by virtue of premiums received from sold FLEX Options. The Fund is designed to provide Defined Distributions based on a Defined Distribution Rate that is established at the commencement of each Outcome Period. The Defined Distribution Rate is based upon prevailing market conditions for both the U.S Treasuries and the FLEX Options on the first day of the Outcome Period and will be further reduced by the Fund’s annual management fees, any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the current Outcome Period, the Defined Distribution Rate is 7.10% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 6.31%. While the Defined Distribution Rate is expected to remain constant over the Outcome Period for shareholders who hold Shares continuously from the commencement of the Outcome Period until its conclusion, the Defined Distribution Rate is not guaranteed. The Defined Distribution Rate is based on the NAV per Share at the commencement of the Outcome Period and any shareholders that initially invest at a Share price that differs from this NAV will not experience the Defined Distribution Rate. Because the Defined Distribution Rate is based upon prevailing market conditions at the beginning of an Outcome Period, the Defined Distribution Rate will rise or fall from one Outcome Period to the next.

Fund shareholders also will be subject to losses experienced by the U.S. Equity Index if the U.S. Equity Index experiences losses from the commencement of the Outcome Period to its conclusion that exceed the Barrier. The Fund will seek to set the Barrier at 20% of U.S. Equity Index losses at the end of each Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced a positive price return, or price return losses that are less than the Barrier, the Fund will not experience any of the losses of the U.S. Equity Index and is designed to provide returns that equal the Defined Distribution Rate. However, if the U.S. Equity Index has decreased in value below the Barrier at the end of the Outcome Period, the Fund’s investments will generate Outcomes that equal the Defined Distribution Rate less the Initial Breach Losses or Full Breach Losses, as applicable. The Fund will not benefit from any increases in the U.S. Equity Index over the course of an Outcome Period but is subject to the possibility of significant losses experienced by the U.S. Equity Index if the value of the U.S. Equity Index drops below the Barrier at the end of the Outcome Period. A shareholder could lose its entire investment. The Fund will not receive or benefit from any dividend payments made by the constituents of the U.S. Equity Index.

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The current Outcome Period is from October 1, 2024 through September 30, 2025. Upon the conclusion of the Outcome Period, the Fund will receive the value of its investments in the U.S. Treasuries upon the maturity of such U.S. Treasuries and deliver cash owed on its FLEX Options positions, if any. At the commencement of the new Outcome Period, the Fund will enter into new FLEX Options with an expiration date of approximately one year and invest in U.S Treasuries with maturity dates on or about each Distribution Date, the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period. The Outcomes may only be realized by shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. See “Principal Investment Strategies – Intra-Outcome Period” and “Principal Investment Strategies – The Outcome Period” for additional information.

Fund Portfolio.    The Fund’s investment sub-adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”) will pursue the Fund’s investment objective through the combination of FLEX Options positions that reference the U.S. Equity Index and in U.S. Treasuries. As further described below, the Fund will invest proceeds from investments in the Fund, together with the FLEX Options premium net proceeds, in U.S. Treasuries in seeking to provide the Defined Distribution Rate.

FLEX Options are exchange-traded option contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. See “Principal Risks – Derivatives Risk – FLEX Options Risk”. The Fund’s FLEX Options positions have expiration dates on or about the final date of the Outcome Period. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option contract the right to buy or sell a particular asset at a specified future date at an agreed upon price. An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the seller of the put option contract (i.e., the “writer”) the obligation to buy (if the option is exercised), a specified amount of an underlying security at a pre-determined price (the strike price). The FLEX Options used by the Fund are European-style option contracts, meaning that the FLEX Options may only be exercised on the expiration date. The FLEX Options are not guaranteed to perform as expected. See “Principal Risks – Barrier Risk” and “Principal Risks – Derivatives Risk – FLEX Options Risk” below for additional information. Each of the FLEX Options sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options sold on the first day of the Outcome Period. The reference asset for the Fund’s FLEX Options positions is the U.S. Equity Index. The U.S. Equity Index is a large-cap, market-weighted, U.S. equities index that tracks the price return of the 500 leading companies in leading industries, excluding dividends. Through its use of FLEX Options that provide exposure to the U.S. Equity Index, the Fund has significant exposure to companies in the information technology sector. For more information on the U.S. Equity Index, please see the section of the prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The Fund also purchases U.S. Treasuries that align with the quarterly Distribution Dates for the effective management of the Fund’s portfolio and Defined Distributions, with the majority of the Fund’s assets invested in U.S. Treasuries that expire on or about the final Distribution Date at

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the conclusion of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

The below chart represents the Fund’s investment portfolio and related investment function of each component.

Innovator Premium Income 20 Barrier ETF – Fund Holdings

Portfolio Investment	Investment Terms	Investment Function	Investment Maturities/Expirations
U.S. Treasuries	Investments in the Fund and premiums generated from the Fund’s put FLEX Option positions are invested in U.S. Treasury bills supported by full faith and credit of U.S. Government	Treasury Income	Quarterly to align with the Defined Distributions, including the final day of the Outcome Period
Sold Put FLEX Option Contract on U.S. Equity Index

Fund sells in an out-of-the-money put FLEX Option (i.e., the strike price is less than the current asset price) at 80% of then-current value of the U.S. Equity Index at the beginning of the outcome Period

Premium generated from selling put FLEX Option which is subsequently invested in U.S. Treasuries

Position provides one-to-one downside exposure to the U.S. Equity Index starting at 80% of the then-current value of the U.S. Equity Index

Final day of the Outcome Period
Put Spread FLEX Option Contracts on U.S. Equity Index

Fund sells and purchases a package of 20 put FLEX Option contracts at approximately 80% and approximately 79%, respectively of then-current value of the U.S. Equity Index at the beginning of the Outcome Period

		Net premiums generated from the put spread are subsequently invested in U.S. Treasuries Positions provide the Barrier, Initial Breach Losses, and Full Breach Losses	Final day of the Outcome Period

The Sub-Adviser seeks to specifically select the strike price for each FLEX Option contract held by the Fund such that if the FLEX Options were exercised on the expiration date (the final day of the Outcome Period), the Fund’s portfolio would provide a 20% Barrier with losses experienced by the Fund beginning at 20% of losses on an initial accelerated basis and experienced to the full extent of the U.S. Equity Index losses on a one-to-one basis starting at 21% of losses. The Fund’s portfolio holdings are as detailed below:

•   A sold put FLEX Option with a strike price at 80% of the value of the U.S. Equity Index at the commencement of the Outcome Period. The sold put FLEX Option provides one-to-one downside for all losses that exceed the strike price. In exchange for selling the put FLEX Option, the Fund will receive a premium that will be invested in the U.S. Treasuries and be part of the Defined Distribution Rate.

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•   A “put option spread” strategy which uses a package of 20 purchased and sold put FLEX Options that reference the U.S. Equity Index. The Fund will sell put FLEX Options with a strike price of approximately 80% of the price of the U.S. Equity Index at the commencement of each Outcome Period. The Fund will simultaneously purchase the same number of put FLEX Options with a strike price of approximately 79% of the price of the U.S. Equity Index at the commencement of each Outcome Period. The 20 purchased put options with a 1% spread results in the Barrier, Initial Breach Losses and Full Breach Losses, as applicable. Specifically, the 1% spread for each of the 20 put options subjects the Fund to U.S. Equity Index losses at the conclusion of the Outcome Period on an initial accelerated basis from 0% to 21% which will correspond to the U.S. Equity Index losses from 20% to 21% at the conclusion of the Outcome Period. The 20 sold put options expose the Fund to the extent of U.S. Equity Index Losses exceed 21% on a one-to-one basis at the conclusion of the Outcome Period. The Fund invests the net premiums generated from the purchased and sold put FLEX Options in U.S. Treasuries to be included as part of the Defined Distribution Rate.

•   The Fund uses proceeds from the sale of Shares to purchase U.S. Treasuries that mature at the end of the Outcome Period. The Fund receives premiums from its FLEX Options positions and invests the proceeds in U.S. Treasuries with maturities that align with the Distribution Dates. The U.S. Treasuries are entitled to an interest rate, which when added to the premiums received for selling FLEX Options, produce the Defined Distribution Rate. The Defined Distribution Rate is distributed to shareholders in Defined Distributions.

Intra-Outcome Period.    It is anticipated that during the Outcome Period the Fund’s NAV will not change in value at the same rate as the U.S. Equity Index, and in some instances may not be correlated to the movements in the value of the U.S. Equity Index. The Fund’s NAV is based upon the value of its portfolio. During each Outcome Period, the Fund’s NAV will be subject to increases and decreases in the market value of the U.S. Treasuries until the U.S. Treasuries held by the Fund mature. The value of the Fund’s FLEX Options positions, which expire at the conclusion of an Outcome Period, will also impact the Fund’s NAV and is dependent upon additional factors. Although the value of the U.S. Equity Index is a significant component of the value of the Fund’s FLEX Options, the time remaining until the FLEX Options expire and other factors, including current interest rates and volatility rates, will also affect their value. The Sub-Adviser, anticipates that the value of the FLEX Options, and therefore the Fund’s NAV, may increase on days when the U.S. Equity Index increases (if the U.S. Equity Index is below its original value at the start of the Outcome Period) and may decrease on days when the U.S. Equity Index’s level decreases, but that the rate of change will be less than that experienced by the U.S. Equity Index. Because the Fund will not participate in upside exposure to the U.S. Equity Index for the entirety of an Outcome Period, to the extent the value of the U.S. Equity Index increases beyond the initial value at the commencement of the Outcome Period, the value of the Fund’s FLEX Options are not expected to have corresponding price movements. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, the proximity of the value of the U.S. Equity Index to the Barrier will have a significant impact on the value of the Fund’s FLEX Options and the direction and rate of change of the Fund’s NAV as compared to that of the U.S. Equity Index. Similar to other securities with established

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dividend or distribution payment dates, it is expected that the Fund’s NAV may increase or decrease immediately prior to and following a Distribution Date. As a result, it is possible that the Fund’s NAV could decrease notwithstanding an increase in the U.S. Equity Index. It is anticipated that the Fund will be subject to significant changes in the value of the FLEX Options, and therefore the Fund’s NAV, at the end of the Outcome Period depending on the proximity of the value of the U.S. Equity Index to the Barrier. As a result, as time approaches the expiration date of the FLEX Options, subsequent movements in the value of the U.S. Equity Index may have dramatic impacts on the Fund’s NAV. Investors should understand this potential relationship before investing in the Fund.

Investors purchasing Shares after the Outcome Period has begun or selling Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Such experience may be impacted as detailed below:

•   Impact on the Defined Distribution Rate:    The Defined Distribution Rate is measured against the NAV per Share at the commencement of the Outcome Period and is only applicable to shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. Investors purchasing Shares after an Outcome Period commences will have a different effective Defined Distribution Rate as a result of any differences versus the price of the Shares purchased versus that of the Fund’s NAV at the commencement of the Outcome Period. See “Additional Information About the Fund’s Principal Investment Strategies.”

•   Impact on the Barrier:    If an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value which will affect the amount of losses the U.S. Equity Index may incur before the Barrier. The effect of the Barrier on the sought-after Outcomes is measured at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. If the U.S. Equity Index has decreased in value, such intra-Outcome Period investor will not receive a full 20% Barrier. If an investor is considering purchasing Shares during the Outcome Period, and the value of the U.S. Equity Index has already decreased, an investor purchasing Shares at that time will receive less of a Barrier or no Barrier that the Fund seeks to offer for the remainder of the Outcome Period. Although the effect of the Barrier with respect to the Fund’s designed Outcomes over an Outcome period is measured only at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier and subsequent movements in the value of the U.S. Equity Index.

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The Outcome Period.    The Outcome Period is from October 1 to September 30 of the following year and begins on the day the FLEX Options are entered into and ends approximately one year later on the expiration date for the FLEX Options. Because the terms of the FLEX Options will not change over the course of the Outcome Period, the Barrier is measured against the value of the U.S. Equity Index at the onset of the Outcome Period. In addition, certain of the Fund’s U.S. Treasuries will mature at or near the end of each Outcome Period. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares at the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes. The Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

U.S. EQUITY INDEX VERY NEGATIVE SCENARIO
U.S. EQUITY INDEX NEGATIVE SCENARIO
U.S. EQUITY INDEX FLAT SCENARIO
U.S. EQUITY INDEX POSITIVE SCENARIO
Profit
DEFINED DISTRIBUTION RATE
0%
-15%
TARGETED 20% BARRIER
Loss
-100%
-100% + Defined Distribution Rate*
U.S. Equity Index
Fund

* Please note: this graph is provided merely to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the U.S. Equity Index, the Barrier and the Defined Distribution Rate. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

The following table contains hypothetical examples designed to illustrate the operationality of the Fund and the Outcomes it seeks to provide over an Outcome Period. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the U.S. Equity Index, the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the U.S. Equity Index, the FLEX Options or the Fund. The actual overall performance of the Fund will vary during the Outcome Period. While the Fund’s FLEX Options

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performance includes premiums generated from such FLEX Options, the below table reflects that premiums generated from the Fund’s FLEX Options positions are included in the Defined Distribution Rate. Please refer to the Fund’s website, www.innovatoretfs.com/octh, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

U.S. Equity Index Performance	-100%	-50%	-25%	-15%	0%	10%	20%	50%	100%
FLEX Options Performance	-100%*	-50%*	-25%*	0%*	0%*	0%*	0%*	0%*	0%*
Fund Performance	-100% + Defined Distribution Rate**	-50% + Defined Distribution Rate**	-25% + Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**

*           The FLEX Options’ performance includes the premium received by the Fund for selling such options, which is not reflected in this figure, but is included in the Defined Distribution Rate indicated below.

**         The Fund’s performance is equal to the Defined Distribution Rate minus the losses experienced by the U.S. Equity Index that exceed the Barrier, if any. The Defined Distribution Rate is set on the first day of the Outcome Period and is 7.10% prior to taking into any account fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 6.31%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Defined Distribution Rate, and therefore the performance delivered by the Fund to the Fund’s shareholders.

The Defined Distribution Rate.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the course of the Outcome Period is the Defined Distribution Rate, less the Initial Breach Losses or Full Breach Losses, as applicable, if the losses of the U.S. Equity Index exceed the Barrier at the end of the Outcome Period (in comparison to the market value of the U.S. Equity Index at the commencement of the Outcome Period). The Defined Distribution Rate, which is paid out via the Defined Distributions, is determined at the commencement of each Outcome Period and represents the expected payment rate an investor can achieve from an investment in Shares over the duration of the Outcome Period, however such payment rate is not guaranteed. The Defined Distribution Rate is the result of the premiums received from the Fund’s sold FLEX Options and the income received by the Fund through its investments in U.S. Treasuries. The Defined Distribution Rate is calculated against the Fund’s NAV per Share at the commencement of the Outcome Period and is only representative to shareholders who invest in Shares at this NAV per Share. If a shareholder purchases Shares at a market price that differs from that of the NAV per Share at the commencement of the Outcome Period, such shareholder will experience a different rate than the Defined Distribution Rate.

During each Outcome Period, the Fund will purchase and sell FLEX Options and use the proceeds from the sale of Shares to purchase U.S. Treasuries. The amount of premiums the Fund receives for selling FLEX Options as well as the interest rate for the U.S. Treasuries, and therefore the Defined Distribution Rate of the Fund, will be dependent upon prevailing market conditions at the time the Fund enters into the FLEX Options and purchases U.S. Treasuries, most notably, current interest rates and volatility in the U.S. Equity Index. The Defined Distribution Rate for the current Outcome Period is 7.10% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is

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taken into account, the Defined Distribution Rate is 6.31%. The Defined Distribution Rate will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the purposes of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. The Defined Distribution Rate is also set forth on the Fund’s website at www.innovatoretfs.com/octh.

The Fund distributes the Defined Distribution Rate through the Defined Distributions. Defined Distributions are paid on the first business day of the month following the quarter-end (each a Distribution Date), to shareholders of record on the last business day of each March, June, September and December. The Defined Distribution Rate is only applicable to investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. The Defined Distribution Rate will remain constant for such investors over the course of a single Outcome Period. However, the Defined Distribution Rate will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Defined Distribution Rate and Defined Distributions should be considered before investing in the Fund. If an investor is considering purchasing Shares after the Outcome Period has commenced, and the Fund has already made some or all of its Defined Distributions, an investor purchasing Shares will not receive the same Defined Distribution Rate for the remainder of the Outcome Period but will still remain vulnerable to the entirely of the significant downside risks associated with the Barrier. In such an instance, the investor may experience significantly different Outcomes than those the Fund seeks to provide. There is no guarantee that the Fund will successfully achieve its investment objective.

The Barrier.    Fund shareholders are subject to all of the losses experienced by the U.S. Equity Index, however the Fund provides the Barrier such that investors will only experience losses if the U.S. Equity Index experiences losses that exceed the Barrier at the end of the Outcome Period. The Barrier is set at a level such that investors are not expected to experience losses against the first 20% of U.S. Equity Index losses over the course of the Outcome Period, to the extent the U.S. Equity Index decreases in value by 20% or less. The Barrier is provided irrespective of the Fund’s annual management fee, transaction fees and any extraordinary expenses incurred by the Fund, however any losses that an investor experiences in relation to the Barrier will be reduced by the Fund’s annual management of 0.79% and further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period and it therefore should not be expected that the Barrier will be provided at any point prior to the last day of the Outcome Period. Investors purchasing Shares after the commencement of the Outcome Period at a point in which the U.S. Equity Index has changed in value will impact the amount of losses that may be experienced by the U.S. Equity Index before the Barrier is met. While the Fund seeks to provide the Barrier for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. There is no limit on losses the Fund could experience, and an investor may lose its entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

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The structure of the Fund’s FLEX Options is such that if at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier, the Fund will begin to experience losses starting at the Barrier. The Fund will experience one of two loss profiles: “Initial Breach Losses” or “Full Breach Losses”. As further described below, the operation of the Fund’s FLEX Options portfolio is such that, at the end of an Outcome Period, if U.S. Equity Index losses measured over the Outcome Period exceed the Barrier (20%) but are less than 21%, the Fund will experience, prior to the payment of any Distributions, accelerated losses from 0% to 21%. If, at the end of the Outcome Period, U.S. Equity Index losses measured over the Outcome Period exceed 21%, the Fund will experience, prior to the payment of any Distributions, one-to-one losses of the U.S. Equity Index.

•   Initial Breach Losses.    Initial Breach Losses occur when the U.S. Equity Index has exceeded the Barrier, but by an amount less than or equal to 21%. Initial Breach Losses occur as a result of the combination of the Fund’s put option spreads as well as the sold put option contract. Specifically, the Fund invests in a package of 20 put option spreads that provide losses of up to 1% for each spread while simultaneously selling a put FLEX Option that provides one-to-one downside exposure starting at 20% of U.S. Equity Index losses. If the U.S. Equity Index has exceeded the Barrier, but by an amount less than or equal to 21%, the Fund will experience the below losses over an Outcome Period, prior to the payment of Defined Distributions:

Outcome Period Initial and Full Breach Losses Profile

U.S. Equity Index Losses	Put Spread Losses	Put Losses	Fund Losses
-20.00%	0.00%	0.00%	0.00%
-20.25%	-5.00%	-0.25%	-5.25%
-20.50%	-10.00%	-0.50%	-10.50%
-20.75%	-15.00%	-0.75%	-15.75%
-21.00%	-20.00%	-1.00%	-21.00%
-22.00%	-20.00%	-2.00%	-22.00%

•   Full Breach Losses.    Full Breach Losses occur after U.S. Equity Index losses are equal to or exceed 21%. Full Breach Losses are a result of the Fund’s FLEX Options and expose the Fund to the extent of U.S. Equity Index Losses on a one-to-one basis over the course of the Outcome Period. As shown in the table above, if the U.S. Equity Index has exceeded 21%, the Fund’s put spread options will produce a loss of 20% and the Fund’s naked put FLEX Option will produce the remaining loss such that losses, in combination, will equal the losses of the U.S. Equity Index. There is no limit on losses the Fund can experience, and an investor may lose its entire investment.

The Barrier is measured at the end of the Outcome Period. While the Fund’s NAV is expected to move as a result in changes in the value of the Fund’s FLEX Options (which is dependent upon the movements of the U.S. Equity Index, among other reasons), the FLEX Options are European-style options and can only be exercised on the expiration date. Accordingly, the measuring value of the U.S. Equity Index is on the final day of the Outcome Period only, and therefore the Barrier is measured and effective only on the final day of the Outcome Period.

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Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and U.S. Treasuries, and another Outcome Period will commence.

Following the close of business on the last day of the Outcome Period, the Fund will disclose the Fund’s final Defined Distribution Rate (both gross and net of the unitary management fee) for the next Outcome Period on the Fund’s website, www.innovatoretfs.com. The Fund’s website will also provide information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and potential Outcomes related to the Barrier, of an investment in the Fund on a daily basis.

The Fund’s website, www.innovatoretfs.com/octh, provides information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and Barrier, of an investment in the Fund on a daily basis.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Defined Outcome Strategy Risk.    The Fund employs an income-oriented “defined outcome strategy”, and is therefore subject to certain unique risks, which are detailed below.

Barrier Risk.    The Fund establishes the Barrier based on the performance of the U.S. Equity Index over the duration of the Outcome Period, calculated from the commencement of the Outcome Period to its conclusion. The Fund begins to experience the entirety of the losses of the U.S. Equity Index if such losses breach the Barrier, through the Initial Breach Losses or Full Breach Losses, as applicable. To the extent the U.S. Equity Index decreases in value by 20% or less at the end of the Outcome Period, investors are not expected to experience the losses of the U.S. Equity Index. There is no guarantee that the Fund will be successful in its strategy to implement the Barrier and if the operationality of the Barrier fails, investors could experience losses of the U.S. Equity Index irrespective of the sought-after Barrier. Further, while the Fund subjects shareholders to Initial Breach Losses on an accelerated basis from 0% to 21% if the U.S. Equity Index experiences losses of between 20% to 21% and Full Breach Losses thereafter, such returns are not guaranteed, and if the FLEX Options fail to perform as expected, an investor could experience additional losses. A shareholder may lose its entire investment, prior to consideration of any Defined Distributions paid by the Fund. The effect of the Barrier is measured only at the end of the Outcome Period, regardless of whether the U.S. Equity Index has experienced losses that exceed the Barrier at any point

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during the Outcome Period. Although the effect of the Barrier is only measured at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier. In the event an investor purchases Shares after the commencement of the Outcome Period or sells Shares prior to the expiration of the Outcome Period, the Barrier that the Fund seeks to provide may be less or not available at all. In addition, the operationality of the Barrier is such that the Fund may experience dramatic changes in value of its NAV at the end of the Outcome Period, even if the changes in the U.S. Equity Index are minimal. If the U.S. Equity Index’s value is at or near the Barrier at the end of the Outcome Period, small changes in the value of the U.S. Equity Index could result in dramatic changes in the value of the FLEX Options and therefore the Fund’s NAV. Investors should understand these risks before investing in the Fund.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to Initial Breach Losses or Full Breach Losses, as applicable, if losses of the U.S. Equity Index exceeds the Barrier. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the U.S. Equity Index (relative to the initial value of the U.S. Equity Index at the commencement of the Outcome Period) despite being subject to all of the downside losses of the U.S. Equity Index after such losses exceed the Barrier. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as Fund will not experience any positive price returns of the U.S. Equity Index, if any, and the Fund would underperform the U.S. Equity Index to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

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Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the U.S. Equity Index and may underperform the U.S. Equity Index and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Barrier and Defined Distributions.

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FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the U.S. Equity Index’s price return has dropped below the Barrier. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the U.S. Equity Index. Depending on the value of the U.S. Equity Index at this time and its proximity to the Barrier, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the U.S. Equity Index. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the U.S. Equity Index’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the U.S. Equity Index’s price return, changes in interest rates, changes in the actual and implied volatility of the U.S. Equity Index, the Barrier and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 under the 1940 Act (“Rule 18f-4”) in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

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Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

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U.S. Equity Index Risk.    Because the Fund is subject to the downside price returns of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier, the Fund is subject to the associated risks of the U.S. Equity Index. As such, the Fund may be subject to the following risks as a result of its exposure to the U.S. Equity Index through its usage of FLEX Options:

Equity Securities Risk.    The U.S. Equity Index tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the U.S. Equity Index. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the U.S. Equity Index invests in.

Information Technology Companies Risk.    The U.S. Equity Index is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The U.S. Equity Index tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the U.S. Equity Index has decreased below the Barrier. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the U.S. Equity Index. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the U.S. Equity Index. Further, small changes in the value of the U.S. Equity Index at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility

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levels of the U.S. Equity Index, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the U.S. Equity Index on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes or interpretations affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

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Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to sell) on Shares may widen.

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Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Barrier, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

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Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a “regulated Investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

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To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. In addition, depending on the time during an Outcome Period at which a shareholder purchases Shares and the performance of the Fund’s assets, all or a portion of a Defined Distribution may be characterized as ordinary income, return of capital or capital gain when received by the shareholder. Such characterization will impact the tax consequences to the shareholder of the Defined Distribution and shareholders should understand the tax consequences of each characterization before investing in the Fund. In addition, the Fund’s NAV at the end of an Outcome Period will be decreased by the amount of any distribution that is characterized as capital gain.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of two broad-based market indices: the S&P 500 Total Return Index and the S&P 500 Price Index. Both indices have the same constituents in the same weights. However, the S&P 500 Total Return

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Index assumes that any dividends paid out by index constituents have been reinvested in the index and the S&P 500 Price Return Index, which measures only the price movements of index constituents, does not. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Calendar Year Total Returns as of 12/31
20%
10%
0%
-10%
-20%
6.07%
2024

The Fund’s highest quarterly return was 1.71% (quarter ended December 31, 2024) and the Fund’s lowest quarterly return was 1.26% (quarter ended September 30, 2024).
Average Annual Total Return as of December 31, 2024
Innovator Premium Income 20 Barrier ETF™ – October	1 Year	Since Inception (9/29/2023)
Return Before Taxes	6.07%	7.91%
Return After Taxes on Distributions	3.44%	5.12%
Return After Taxes on Distributions and Sale of Fund Shares	3.81%	4.97%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	30.48%
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)	23.31%	28.64%

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

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Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Management

Investment Adviser

Innovator Capital Management, LLC (“Innovator” or the “Adviser”)

Investment Sub-Adviser

Milliman Financial Risk Management LLC

Portfolio Managers

The following persons serve as the portfolio managers of the Fund.

•   Robert T. Cummings — Principal, Senior Director, Head of Portfolio Management at Milliman

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Mr. Cummings has served in this capacity since the Fund’s inception in September 2023. Mr. Rosenfeld has served in this capacity since July 2024.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at NAV only with authorized participants that have entered into agreements with the Fund’s distributor and only in Creation Units or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests. The Fund may issue and redeem Shares in exchange for cash at a later date but has no current intention of doing so. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.innovatoretfs.com.

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Tax Information

The Fund’s distributions will generally be taxable as ordinary income, return of capital or capital gain. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), Innovator and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investor Suitability Considerations

You should only consider this investment if:	You should not consider this investment if:

•   you fully understand the risks inherent in an investment in Shares;

•   you desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you understand, and are willing to bear, that the Fund is subject to losses of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period;

•   you are willing to hold Shares for the duration of the Outcome Period in order to achieve the Outcomes that the Fund seeks to provide;

•   you fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Barrier;

•   you understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are willing to forgo any gains experienced by the U.S. Equity Index;

•   you understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the U.S. Equity Index’s proximity to the Barrier;

•   you understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you are willing to accept the risk of losing your entire investment; and

•   you have visited the Fund’s website and understand the investment outcomes available to you based upon the time of your purchase.

•   you do not fully understand the risks inherent in an investment in Shares;

•   you do not desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you do not understand and/or are unwilling to bear that the Fund is subject to the losses of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period;

•   you are not willing to hold Shares for the duration of the Outcome Period;

•   you do not fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Barrier;

•   you do not understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are unwilling to forgo any gains experienced by the U.S. Equity Index;

•   you do not understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the U.S. Equity Index’s proximity to the Barrier;

•   you do not understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you desire a level of protection and are unwilling to accept the risk of losing your entire investment; and

•   you have not visited the Fund’s website and do not understand the investment outcomes available to you based upon the timing of your purchase.

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Additional Information About the Fund’s Principal Investment Strategies

The Fund’s principal investment strategy seeks to produce the Outcomes based upon the Defined Distribution Rate and performance of the U.S. Equity Index. If the U.S. Equity Index increases in value over the course of the Outcome Period, or the U.S. Equity Index experiences losses that are less than the Fund’s sought-after protective Barrier over the course of the Outcome Period, the Fund is designed to provide Fund shareholders that hold Shares for the entire Outcome Period with returns that equal the Defined Distribution Rate. If the U.S. Equity Index experiences losses that exceed the Barrier over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Shares for the entire Outcome Period with the Defined Distribution Rate less the Initial Breach Losses or Full Breach Losses, as applicable. There is no guarantee that the Fund will be successful in its attempt to provide a Barrier. The Defined Distribution Rate is provided prior to taking into account annual Fund management fees equal to 0.79% of the Fund’s daily net assets, transaction fees and any extraordinary expenses incurred by the Fund. A portion of the Defined Distributions may be taxable as ordinary income, capital gains, or return of capital. The Fund will not benefit from any increases in the U.S. Equity Index over an Outcome Period but is subject to the possibility of experiencing the significant losses of the U.S. Equity Index if its price return falls below the Barrier. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of the U.S. Equity Index. The Fund intends to primarily use FLEX Options to implement its investment strategies, however, the Fund may use “over-the-counter” (“OTC”) option contracts if the Adviser deems such use to be advisable.

The reference asset for the option contracts utilized by the Fund will provide exposure to the U.S. Equity Index. The U.S. Equity Index tracks the price return of the S&P 500® Index, which is a large-cap, market-weighted, U.S. equities index that tracks the 500 leading companies in leading industries and is widely regarded as the best single gauge of large-cap U.S. equities. The U.S. Equity Index covers approximately 80% of available market capitalization. The U.S. Equity Index is rebalanced quarterly in March, June, September, and December. Milliman will determine whether the Fund’s option contracts will reference the U.S. Equity Index or the SPDR® S&P 500® ETF Trust at the commencement of each Outcome Period. Milliman expects that such determination will be based on the liquidity and pricing of such option contracts. The U.S. Equity Index is a price return index, meaning it tracks the prices of the constituents of the index, excluding dividends. The SPDR® S&P 500® ETF Trust is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests entirely in the S&P 500® Index. The Fund also invests in U.S. Treasuries, which will mature on approximately the last day of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), including the end of each Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The “Defined Distribution Rate” is an annualized payment rate established at the commencement of the Outcome Period that is the percentage of

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Defined Distributions per Share over an Outcome Period. The Defined Distribution Rate is based upon the Fund’s net asset value (“NAV”) at the commencement of each Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 7.10%, prior to taking into account any fees or expenses charged to shareholders.

Shareholders will also be subject to losses that exceed the Barrier, which is set at U.S. Equity Index losses that exceed 20% through Initial Breach Losses and Full Breach Losses. The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

* The Initial Breach Losses subject the Fund to U.S. Equity Index losses on an initial accelerated basis from 0% to 21% which will correspond to the U.S. Equity Index losses from 20% to 21%. The Full Breach Losses expose the Fund to one-to-one losses to the extent U.S. Equity Index Losses exceed 21%.

As described further in this prospectus, there are risks associated with an investment in the Fund and there is no guarantee the Fund achieve the Outcomes it seeks to provide. The Fund’s unique characteristics (i.e., the imperative of holding Shares for the entire Outcome Period, the Barrier and Defined Distribution Rate) distinguish it from other investment products and may make it an unsuitable some investors. Please also refer to the “Investor Suitability Considerations” table in this prospectus.

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The Fund’s investment objective is considered non-fundamental and may be changed by the Board without shareholder approval. Additionally, the Fund may liquidate and terminate at any time without shareholder approval.

Investment profile for Intra-Outcome Period Investors

The Fund is designed for shareholders who hold Shares for the entirety of the Outcome Period. If an investor purchases Shares after the Outcome Period has commenced or sells Shares prior to the Outcome Period’s conclusion, such investor will not receive the Outcomes sought to be delivered by the Fund, and will experience very different investment outcomes then the Fund seeks to provide. Further, investors who purchase Shares after the commencement of the Outcome Period will have a different effective Defined Distribution Rate as a result of any changes in the Fund’s NAV since the commencement of the Outcome Period and Defined Distributions for an Outcome Period already paid. Following the commencement of an Outcome Period, the Fund seeks to provide shareholders who hold shares for the entirety of the Outcome Period with Defined Distributions paid by the Fund over the duration of the Outcome Period on remaining Defined Distribution Dates. An investor is expected to have the following investment profile for the remainder of an Outcome Period if such investor purchases shares after the commencement of the Outcome Period:

If the U.S. Equity Index is **<u>At or Above</u>** the Barrier at end of Outcome Period	=	Price change from the Fund's price at the time of purchase to Fund NAV at the end of the Outcome Period[1,2]
If the U.S. Equity Index is **<u>Below</u>** the Barrier at end of Outcome Period	=	Price change from the Fund's price at the time of purchase to match the entirety (*i.e.*, one-to-one) of **U.S. Equity Index price return losses (*i.e.*, negative returns)** at the end of the Outcome Period[2]

1. The Fund's NAV is expected to return to approximately the level it began the Outcome Period at if the U.S. Equity Index price level finishes at or above the Barrier level.
2. In each case, shareholders will receive all remaining Defined Distributions on the remaining Defined Distribution Dates.

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Fund Investments

Principal Investments

FLEX Options

FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC option contracts positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX Options in which the Fund will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund will purchase and sell put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. The Fund will utilize cash-settled FLEX Options, meaning that in the event the FLEX Options are exercised, it will be required to deliver the cash value representing the difference between the strike price and the then-current price of the reference asset.

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the FLEX Options held by the Fund are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by Innovator as the “Valuation Designee” pursuant to Rule 2a-5 of the 1940 Act (“Rule 2a-5”) and approved by, and subject to the oversight of, the Board. The Fund will enter into FLEX Options contracts in accordance with Rule 18f-4 under the 1940 Act, which requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.

U.S. Treasury Securities

U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury that are backed by the full faith and credit of the United States Government.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s statement of additional information (“SAI”), which is available at www.innovatoretfs.com.

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Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Principal Risks

Defined Outcome Strategy Risk.    The Fund employs an income-oriented “defined outcome strategy”, and is therefore subject to certain unique risks, which are detailed below.

Barrier Risk.    The Fund establishes the Barrier based on the performance of the U.S. Equity Index over the duration of the Outcome Period, calculated from the commencement of the Outcome Period to its conclusion. The Fund begins to experience the entirety of the losses of the U.S. Equity Index if such losses breach the Barrier, through the Initial Breach Losses or Full Breach Losses, as applicable. To the extent the U.S. Equity Index decreases in value by 20% or less at the end of the Outcome Period, investors are not expected to experience the losses of the U.S. Equity Index. There is no guarantee that the Fund will be successful in its strategy to implement the Barrier and if the operationality of the Barrier fails, investors could experience losses of the U.S. Equity Index irrespective of the sought-after Barrier. Further, while the Fund subjects shareholders to Initial Breach Losses on an accelerated basis from 0% to 21% if the U.S. Equity Index experiences losses of between 20% to 21% and Full Breach Losses thereafter, such returns are not guaranteed, and if the FLEX Options fail to perform as expected, an investor could experience additional losses. A shareholder may lose its entire investment, prior to consideration of any Defined Distributions paid by the Fund. The effect of the Barrier is measured only at the end of the Outcome Period, regardless of whether the U.S. Equity Index has experienced losses that exceed the Barrier at any point during the Outcome Period. Although the effect of the Barrier is only measured at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier. In the event an investor purchases Shares after the commencement of the Outcome Period or sells Shares prior to the expiration of the Outcome Period, the Barrier that the Fund seeks to provide may be less or not available at all. In addition, the operationality of the Barrier is such that the Fund may experience dramatic changes in value of its NAV at the end of the Outcome Period, even if the changes in the U.S. Equity Index are minimal. If the U.S. Equity Index’s value is at or near the Barrier at the end of the Outcome Period, small changes in the value of the U.S. Equity Index could result in dramatic changes in the value of the FLEX Options and therefore the Fund’s NAV. Investors should understand these risks before investing in the Fund.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to Initial Breach Losses or Full Breach Losses, as applicable, if losses of the U.S. Equity Index exceeds the Barrier. The Defined Distribution Rate is comprised of the

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income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the U.S. Equity Index (relative to the initial value of the U.S. Equity Index at the commencement of the Outcome Period) despite being subject to all of the downside losses of the U.S. Equity Index after such losses exceed the Barrier. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as the Fund will not experience any positive price returns of the U.S. Equity Index, if any, and the Fund would underperform the U.S. Equity Index to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the U.S. Equity Index and may underperform the U.S. Equity Index and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

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Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Barrier and Defined Distributions.

FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the U.S. Equity Index’s price return has dropped below the Barrier. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the U.S. Equity Index. Depending on the value of the U.S. Equity Index at this time and its proximity to the Barrier, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the U.S. Equity Index. However, prior to such

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date, the value of the FLEX Options does not increase or decrease at the same rate as the U.S. Equity Index’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the U.S. Equity Index’s price return, changes in interest rates, changes in the actual and implied volatility of the U.S. Equity Index, the Barrier and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. Option contracts may also involve the use of leverage, which could result in greater price volatility than other markets. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the

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Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

U.S. Equity Index Risk.    Because the Fund is subject to the downside price returns of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier, the Fund is subject to the associated risks of the U.S. Equity Index. As such, the Fund may be subject to the following risks as a result of its exposure to the U.S. Equity Index through its usage of FLEX Options:

Equity Securities Risk.    The U.S. Equity Index tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the U.S. Equity Index. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the U.S. Equity Index invests in.

Information Technology Companies Risk.    The U.S. Equity Index is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the

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profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The U.S. Equity Index tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the U.S. Equity Index has decreased below the Barrier. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the U.S. Equity Index. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the U.S. Equity Index. Further, small changes in the value of the U.S. Equity Index at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the U.S. Equity Index, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the U.S. Equity Index on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches.

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The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Values of securities may change due to factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of securities. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s investments and could result in disruptions in the trading markets. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors or other economic, political, or regulatory developments, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could result in disruptions to trading markets and could also adversely affect the prices and liquidity of a Fund’s holdings. Any of such circumstances could result in increased market volatility and/or have a materially negative impact on the value of Shares or the liquidity of an investment. During any such events, Shares may trade at greater premiums or discounts to

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their NAV and the bid/ask spread on Shares may widen. The future potential economic impact of any such future events is impossible to predict and could result in adverse market conditions that impact the performance of the Fund.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). Authorized participants are not obligated to make a market in Shares or submit orders for the issuance or redemption of Creation Units. To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

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Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Barrier, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The Fund’s NAV represents the value of the Fund’s investments and is calculated by taking the sum of the Fund’s assets less the Fund’s liabilities, if any. The NAV per Share is the value of a Share’s portion of all of the Fund’s net assets. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV. Additionally, decisions by market makers and/or authorized participants or reduced effectiveness of the arbitrage process in maintaining the relationship of the Fund’s NAV to the market price of its Shares could result in the Shares trading at a premium, or discount to NAV and the bid/ask spread on Shares may widen.

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Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a RIC, however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. In addition, depending on the time during an Outcome Period at which a shareholder purchases Shares and the performance of the Fund’s assets, all or a portion of a Defined Distribution may be characterized as ordinary income, return of capital or capital gain when received by the shareholder. Such characterization will impact the tax consequences to the shareholder of the Defined Distribution and shareholders should understand

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the tax consequences of each characterization before investing in the Fund. In addition, the Fund’s NAV at the end of an Outcome Period will be decreased by the amount of any distribution that is characterized as capital gain.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. The Fund’s Valuation Procedures adopted Innovator as Valuation Designee (as reviewed, approved, and subject to the oversight of the Board) complies with Rule 2a-5 under the 1940 Act. Pursuant to Rule 2a-5, the Board oversees the implementation of the Valuation Procedures. While the Fund’s program is designed to contemplate the specific risks of the Fund, there is no guarantee the program will adequately do so each time, and value may not be properly selected for the Fund.

Management of the Fund

The Fund is a series of Innovator ETFs® Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Innovator Capital Management, LLC, 200 W. Front Street, Wheaton, Illinois 60187, serves as the Fund’s investment adviser. In its capacity as Adviser, Innovator has overall responsibility for selecting and monitoring the Fund’s investments and managing the Fund’s business affairs. Innovator serves as investment adviser to 150 exchange-traded funds, each of which is organized as a separate series of the Trust, a registered management investment company.

Investment Sub-Adviser

Milliman Financial Risk Management LLC, 71 South Wacker Drive, 31st Floor, Chicago, Illinois 60606, serves as the Fund’s investment sub-adviser. Milliman has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

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Portfolio Managers

Robert T. Cummings and Jordan B. Rosenfeld serve as the Fund’s portfolio managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.

•   Robert T. Cummings — Principal, Senior Director and Head of Portfolio Management at Milliman.    Mr. Cummings has served in this role since 2007. Mr. Cummings has more than 13 years of experience as a trader with a primary focus on options. Prior to joining Milliman, he was involved in various proprietary trading strategies and was a portfolio manager of associated derivatives funds. These strategies included volatility arbitrage, global macro, and high-frequency trading. Entities at which Mr. Cummings has previously worked include Citadel Investment Group, TradeNet (as a primary market maker on the Chicago Board Options Exchange), KCM Group and Spyglass Capital Management.

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman.    Mr. Rosenfeld joined Milliman in 2018 as a trader and in 2021 was promoted to ETF Portfolio Manager. Mr. Rosenfeld is responsible for implementing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. He has more than nine years of experience in capital markets with a focus on derivatives portfolio management and multi-asset strategy. Prior to joining the firm, Mr. Rosenfeld was a global macro portfolio manager at Gelber Group.

For additional information concerning Innovator and Milliman, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares may also be found in the SAI.

Management Fee

Pursuant to an investment advisory agreement between Innovator and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Innovator in an amount equal to 0.79% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Innovator for the services it provides to the Fund. Out of the unitary management fee, Innovator pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Innovator is not responsible for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Pursuant to an investment sub-advisory agreement between Innovator, Milliman and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Innovator has agreed to pay an annual sub-advisory fee to Milliman in an amount based on the Fund’s average daily net assets. Innovator is responsible for paying the entirety of Milliman’s sub-advisory fee. The Fund does not directly pay Milliman.

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A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR for the fiscal period ended October 31, 2024.

Manager of Managers Structure.    The Fund and Innovator have received an exemptive order from the SEC to operate under a manager of managers structure that permits Innovator, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, Innovator has ultimate responsibility, subject to oversight by the Board, for overseeing the Fund’s sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Fund or Innovator.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to any sub-adviser or the sub-advisory agreement. The Manager of Managers Structure does not permit an increase in the advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to any sub-adviser or a sub-advisory agreement within 90 days of the change.

Additional Information Relating to the Declaration of Trust

The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) provides that by virtue of becoming a shareholder of the Trust, each shareholder is bound by the provisions of the Declaration of Trust. Subject to the provisions of the Declaration of Trust, the Board may, subject to the requisite vote, engage in and prosecute, defend, compromise, abandon, or adjust, by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims, and demands relating to the Trust. The Board may, in the exercise of their or its good faith business judgment, dismiss any action, suit, proceeding, dispute, claim or demand, derivative or otherwise, brought by a shareholder in its own name or in the name of the Trust. The Declaration of Trust further provides a detailed process for the bringing of derivative actions by shareholders. Prior to bringing a derivative action, a written demand by the complaining shareholder must first be made on the Board to bring the subject action unless an effort to cause the Board to bring such action is excused. A demand on the Board shall only be excused if a majority of the Board a material personal financial interest in the subject action.

There may be questions regarding the enforceability of these provisions based on certain interpretations of the Securities Act of 1933 Act, as amended, the Securities Exchange Act of 1934, as amended and the 1940 Act. However, the Declaration of Trust provides if any provision shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to that provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of the Declaration of Trust. The provisions of the Declaration of Trust are not intended to restrict any shareholder rights under the federal securities laws and do not mandate the adjudication of federal securities laws claims through arbitration

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How to Buy and Sell Shares

The Fund will issue or redeem its Shares at NAV per Share only in Creation Units. Most Fund shareholders will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. Share prices are reported in dollars and cents per Share. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, a Fund Shareholder may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized participants may acquire Shares directly from the Fund, and authorized participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units, and in accordance with the procedures described in the SAI.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange is based on market price and may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions (“market timing”), and has adopted no policies and procedures with respect to market timing activities. In making this determination, the Board considered the risks associated with market timing activities by the Fund’s shareholders, including, dilution, disruption of portfolio management, increases in the Fund’s trading costs and the potential for the realization of capital gains.

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Shares may be purchased and redeemed directly from the Fund only when aggregated into one or more Creation Units by authorized participants that have entered into agreements with the Fund’s distributor. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares detailed above. To the extent the Fund may effect the issuance or redemption of Creation Units in exchange wholly or partially for cash, such trades could result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objectives, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by authorized participants increases. However, direct trading by authorized participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Fund reserves the right to not accept orders from authorized participants that Innovator has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use as the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

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The Fund intends to continue to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information only. You should consult your own tax advisor about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•   the Fund makes distributions,

•   you sell your Shares listed on the Exchange, and

•   you purchase or redeem Creation Units.

To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. The Fund intends to treat any income that it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

Taxes on Distributions

The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Shares, which could result in you having to pay higher taxes in the future when Shares are sold, even if you sell the Shares at a loss from your original investment. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

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Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

An election may be available to shareholders to defer recognition of the gain attributable to a capital gain dividend if they make certain qualifying investments within a limited time. Shareholders should talk to their tax advisor about the availability of this deferral election and its requirements. The Fund’s positions in FLEX Options may reduce the amount of long-term capital gains, and thus, reduce the amount of distributions eligible to be capital gain dividends.

Taxes on Exchange Listed Shares

If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

Taxes and Purchases and Redemptions of Creation Units

If you exchange securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and any cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

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Treatment of the FLEX Options

The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market but will be subject to the straddle rules.

However, the Fund’s investments in offsetting positions with respect to the U.S. Equity Index may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax (“backup withholding”) from dividends and capital gains distributions paid to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify to the Fund that he or she is not subject to backup withholding. The current backup withholding rate is 24%. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s U.S. federal income tax liability.

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Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will generally be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below.

However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. Amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Distributions to, and gross proceeds from dispositions of Shares by, (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners may be subject to a U.S. withholding tax of 30%. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Distributions and Taxes” in the SAI for more information.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

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Net Asset Value

US Bancorp Fund Services LLC (“USBFS”), the Fund’s administrator and fund accounting agent, calculates the Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. E.S.T.) every day the New York Stock Exchange is open. The NAV for one Share is the value of that Share’s portion of the net assets of the Fund, which is calculated by taking the market price of the Fund’s total assets, including any interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent is the NAV per Share.

Section 2(a)(41) of the 1940 Act provides that when a market quotation is readily available for a fund’s portfolio investments, such investment must be valued at the market value. Rule 2a-5 under the 1940 Act defines a readily available market quotation as “a quoted price (unadjusted) in active markets for identical investments that the fund can access at a measurement date, provided that a quotation will not be readily available if it is not reliable.” If a market quotation is not “readily available” the portfolio investment must be fair valued as determined in good faith by a fund’s board of trustees. Rule 2a-5 allows a fund’s board of trustees to designate the fund’s investment adviser as the “valuation designee” to perform fair value determinations subject to certain conditions. In accordance with Rule 2a-5, the Board has appointed Innovator as the “Valuation Designee” for the Fund’s portfolio investments. Investments will be fair valued as determined in good faith in accordance with the policies and procedures established by Innovator as the Valuation Designee pursuant to Rule 2a-5 and approved by, and subject to the oversight of, the Board of Trustees. As a general principle, “fair value” represents a good faith approximation of the value of a portfolio investment and is the amount the Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. The use of fair value prices may result in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. While the Valuation Procedures (defined below) are intended to result in the Fund’s NAV calculation that fairly reflects the values as of the time of pricing, the fair value determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.

FLEX Options listed on an exchange (e.g., Cboe) will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Fund’s option has a same-day market trading price, this same-day market trading price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Sub-Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s NAV. If either pricing vendor is not available to provide a model price for that day, the value of a FLEX option will be determined by Innovator as Valuation Designee in accordance with the Valuation Procedures. In instances where in the same trading day, a particular FLEX Option is represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation

51

unit or a redemption unit), for valuation purposes that trading day the Fund will default to use the trade price for both instances, rather than the model price otherwise available for the in-kind transaction.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price.

Exchange-traded options (other than FLEX Options) and futures contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be valued at fair value. Any fair value determination will be made in accordance with the policies and procedures established by Innovator as Valuation Designee in accordance with Rule 2a-5.

USBFS may obtain all market quotations used in valuing securities from a third-party pricing service vendor (a “Pricing Service”). If no quotation can be obtained from a Pricing Service, then USBFS will contact Innovator. Innovator is responsible for establishing the valuation of portfolio securities and other instruments held by the Fund in accordance with the pricing and valuation procedures adopted by the Board (the “Valuation Procedures”). Innovator will then attempt to obtain one or more broker quotes for the security daily and will value the security accordingly.

If no quotation is available from either a Pricing Service, or one or more brokers, or if Innovator has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by Innovator in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following: (a) the type of security; (b) the size of the holding; (c) the initial cost of the security; (d) transactions in comparable securities; (e) price quotes from dealers and/or pricing services; (f) relationships among various securities; (g) information obtained by contacting the issuer, analysts, or the appropriate stock exchange; (h) an analysis of the issuer’s financial statements; and (i) the existence of merger proposals or tender offers that might affect the value of the security.

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With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell Shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its Shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

For more information about how the Fund’s NAV is determined, please see the section in the SAI entitled “Determining Offering Price and Net Asset Value.”

Fund Service Providers

US Bancorp Fund Services LLC is the administrator and transfer agent for the Trust. U.S. Bank, N.A. serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information showing the number of days the market price of Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.innovatoretfs.com.

Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Rule 12d1-4 under the 1940 Act provides the requirements under which an investment company may invest in securities of another investment company beyond the limits prescribed in Section 12(d)(1) of the 1940 Act. Any investment by another investment company in the Fund, or by the Fund in another investment company, must comply with Rule 12d1-4 in order to exceed the limits contained in Section 12(d)(1).

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. The total returns in the table represent how much an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single Fund Share. The information below has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR, which is available upon request.

Innovator ETFs® Trust

Financial Highlights

Innovator Premium Income 20 Barrier ETF™ — October

		Investment Operations:			Less Distributions From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total From Investment Operations	Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
10/31/2024	$23.83	$1.08	$0.74	$1.82	$(1.37)	$(0.37)	$(0.13)	$(1.87)
10/31/2023(e)	$23.82	$0.09	$(0.10)	$(0.01)	$—	$—	$—	$—
					Supplemental Data and Ratios
For the Year Ended	ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return		Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)
10/31/2024	$0.01	$23.79	7.83%		$19,630	0.79%	4.44%	—%
10/31/2023(e)	$0.02	$23.83	0.04	%(f)	$10,724	0.79%	5.08%	—	%(f)

(a)      Net investment income per share has been calculated based on average shares outstanding during the year.

(b)      Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)      Portfolio turnover rate excludes in-kind transactions.

(d)      Annualized for periods less than one year.

(e)      Inception date of the Fund was September 29, 2023.

(f)      Not annualized for periods less than one year.

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Innovator Premium Income 20 Barrier ETF™ — October

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund’s most recent SAI, annual or semi-annual reports and certain other information such as Fund financial statements are available free of charge by calling the Fund at (800) 208-5212, on the Fund’s website at www.innovatoretfs.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Innovator Capital Management, LLC 200 W. Front Street Wheaton, Illinois 60187 (800) 208-5212 www.innovatoretfs.com	SEC File #: 333-146827 811-22135

Prospectus

Innovator Premium Income 30 Barrier ETF™ — October

(Cboe BZX — OCTJ)

February 28, 2025

Innovator Premium Income 30 Barrier ETF™ — October (the “Fund”) is a series of
Innovator ETFs® Trust (the “Trust”) and is an actively managed ETF.

• The Fund invests in FLexible EXchange Options (“FLEX Options”) that reference the S&P 500® Price Return Index (the “U.S. Equity Index”) and U.S. Treasury bills (“U.S. Treasuries”) to employ an income-oriented “defined outcome strategy.” Defined outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The outcomes sought by the Fund, which include the defined distributions and barrier discussed below (the “Outcomes”), are contingent on the performance of the U.S. Equity Index’s price return and the yield of the U.S. Treasuries over an approximately one-year period from October 1 through September 30 of the following year (the “Outcome Period”). The current Outcome Period is from October 1, 2024 through September 30, 2025. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another Outcome Period will begin. The Fund and the sought-after Outcomes are designed for shareholders who invest from the commencement of the Outcome Period through the end of the Outcome Period. If an investor purchases shares of the Fund (“Shares”) after the Outcome Period has begun or sells Shares prior to the expiration of the Outcome Period, the investment outcomes experienced by such investor will differ from the Fund’s sought-after Outcomes. There is no guarantee that the Outcomes for an Outcome Period will be realized.

•   As further described in this Prospectus, the Fund’s principal investment strategy seeks to provide the following investment profile over each Outcome Period:

•   Defined Distributions:    The Fund seeks to provide shareholders distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 6.01% prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each March, June, September and December will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). The Defined Distribution Rate is applicable only to those investors who hold Shares for an entire Outcome Period and is not guaranteed. See “Principal Investment Strategies – Fund Portfolio”.

•   Barrier:    The Fund seeks to provide an investment “barrier” — an investment strategy whereby a payoff depends upon whether an underlying asset or index has breached a predetermined performance level. For each Outcome Period, the Fund will establish a barrier against losses for shareholders that is based upon the performance of the U.S. Equity Index over the duration of each Outcome Period, whereby shareholders are not expected to experience losses over the course of an Outcome Period if the market value of the U.S. Equity Index decreases by 30% or less, calculated from the commencement of the Outcome Period to the final day of the Outcome Period (the “Barrier”). Shareholders will be subject to the entirety (i.e., one-to-one exposure) of the downside of the U.S. Equity Index’s performance calculated from the commencement of the Outcome Period to the final day of the Outcome Period if, at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier. At the conclusion of each Outcome Period, the Fund will establish a new Barrier (i.e., beginning at 30% of U.S. Equity Index losses) for the next Outcome Period. The Barrier level beginning at 30% of losses of the U.S. Equity Index will remain constant from one Outcome Period to the next. Please note, the operation of the Barrier is not guaranteed. Unlike other funds that utilize defined outcome investment strategies, the Fund does not provide a buffer against all U.S. Equity Index losses or a floor that provides a maximum amount of U.S. Equity Index losses. As a result, an investor can lose its entire investment prior to consideration of any Defined Distribution payments. As further described in this prospectus, shareholders will be subject to “Initial Breach Losses” and “Full Breach Losses” with respect to the Barrier. See “Principal Investment Strategies – The Barrier” for additional information.

•   Outcomes:    The Fund is designed to provide investors with Outcomes for each Outcome Period that is equal to the Defined Distribution Rate, less the losses experienced by the U.S. Equity Index if such losses exceed the Barrier at the end of the Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced a positive price return, or price return losses that are less than the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the U.S. Equity Index has experienced losses at the end of the Outcome Period that exceed the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value reflecting the losses experienced by the U.S. Equity Index losses, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the U.S. Equity Index over each Outcome Period.

Investors that purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. See “Principal Investment Strategies – General Strategy Description and – Intra-Outcome Period”.

•   The Outcomes are provided prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets are considered, the Defined Distribution Rate is 5.22%. In addition, any loses that an investor experiences in relation to the Barrier will be reduced by the Fund’s annual management of 0.79%. The Outcomes will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

•   The Fund’s FLEX Options positions will not provide upside exposure to the price return of the U.S. Equity Index and therefore the Fund will not participate in any increases in the price return of the U.S. Equity Index over the duration of the Outcome Period. Notwithstanding the above, the Fund is subject to the possibility of experiencing the significant losses of the U.S. Equity Index if its price return falls below the Barrier. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of U.S. Equity Index.

•   The Outcomes may only be realized by investors who hold Shares at the outset of the Outcome Period and continue to hold such Shares until the conclusion of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes on the last day of each Outcome Period. It should not be expected that the Outcomes, including the net effect of the Fund’s annual management fee on the Outcomes, will be provided at any point prior to the last day of the Outcome Period. Investors considering purchasing Shares after the Outcome Period has begun or selling Shares prior to the end of the Outcome Period should visit the website referenced below to fully understand the potential Outcomes.

•   The Fund’s website, www.innovatoretfs.com/octj, provides important Fund information (including, among other items, Outcome Period start and end dates, information relating to the Defined Distributions, the Defined Distribution Rate and the potential Outcomes related to the Barrier), as well information relating to the potential outcomes of an investment in the Fund on a daily basis. If you are contemplating purchasing Shares, please visit the Fund’s website.

Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund. The Fund has characteristics unlike many other traditional investment products and may not be suitable for all investors.

The Fund lists and principally trades its Shares on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices may differ to some degree from the net asset value of Shares. Unlike mutual funds, the Fund issues and redeems Shares at NAV only in large blocks of Shares called “Creation Units.” The Fund is a series of the Trust and is an actively managed exchange-traded fund organized as a separate series of a registered management investment company.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Innovator Premium Income 30 Barrier ETF™ – October

Investment Objective

The Fund seeks to provide investors, over the period from October 1, 2024 to September 30, 2025, with an investment that provides a high level of income through a Defined Distribution Rate of 6.01% (prior to taking into account management fees and other fees) and that is not subject to any losses experienced by the U.S. Equity Index that are at or below a 30% Barrier and is subject to initial losses experienced by the U.S. Equity Index beginning at the 30% Barrier and to the full extent of U.S. Equity Index losses on a one-to-one basis beginning at 31%.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.79%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.
	1 Year	3 Years	5 Years	10 Years
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:	$81	$252	$439	$978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

General Strategy Description.    The Fund is an actively managed exchange-traded fund (“ETF”) that invests in U.S. Treasury bills (the “U.S. Treasuries”) and FLexible EXchange® Options (“FLEX Options”) that use as a reference asset a broad-based U.S. equity index, specifically the S&P 500® Price Return Index (the “U.S. Equity Index”). Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand the characteristics of the Fund before making an investment in the Fund. As described further below, the Fund differs from other funds that utilize a defined outcome investment strategy. The Fund does not provide a buffer against all U.S. Equity Index losses or a floor that provides a maximum amount of U.S. Equity Index losses. As a result, an investor can lose its entire investment prior to consideration of any Defined Distribution payments. As further described below, the Fund’s principal investment strategy seeks to provide the following investment profile over an approximately one-year period from October 1 to September 30 of the following year (the “Outcome Period”):

•   Defined Distributions:    The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 6.01%, prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is based on market conditions at the onset of the Outcome Period and is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each March, June, September and December will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Defined Distribution Rate” for additional information.

•   Barrier:    The Fund seeks to provide an investment “barrier” — an investment strategy whereby a payoff depends upon whether an underlying asset or index has breached a predetermined performance level. For each Outcome Period, the Fund will establish a barrier against losses for shareholders that is based upon the performance of the U.S. Equity Index over the duration of each Outcome Period, whereby shareholders are not expected to experience losses over the course of an Outcome Period if the market value of the U.S. Equity Index decreases by 30% or less, calculated from the commencement of the Outcome Period to the final day of the Outcome Period (the “Barrier”). If at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier, the Fund will experience one of two loss profiles:

•   If at the conclusion of the Outcome Period the market value of the U.S. Equity Index has decreased in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period in an amount that is greater than the Barrier (30%) but less than or equal to 31%, the Fund will be subject to U.S. Equity Index losses on an accelerated basis from 0% to 31%, which will correspond to the U.S. Equity Index losses from 30% to 31% (the “Initial Breach Losses”). See “Principal Investment Strategies — The Barrier — Initial Breach Losses.”

•   If at the conclusion of the Outcome Period the market value of the U.S. Equity Index decreases in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period in an amount that is greater than 31%, the Fund will be subject to the full extent of U.S. Equity Index losses on a one-to-one basis (the “Full Breach Losses”). See “Principal Investment Strategies — The Barrier — Full Breach Losses.”

At the conclusion of each Outcome Period, the Fund will establish a new Barrier (i.e., beginning at 30% of U.S. Equity Index losses) for the next Outcome Period. The Barrier level beginning at 30% of losses of the U.S. Equity Index and the level at which Full Breach Losses commence (31%) will each remain constant from one Outcome Period to the next. There is no guarantee that the Fund will be successful in its attempt to implement the Barrier. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Barrier” for additional information.

•   Outcomes:    The pre-determined outcomes sought by the Fund, which include the Defined Distributions and the Barrier (the “Outcomes”) are designed to provide investment performance for each Outcome Period that is equal to the Defined Distribution Rate, less the Initial Breach Losses or Full Breach Losses, as applicable, if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced (in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period) a positive price return, or price return losses that are less than the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the U.S. Equity Index has experienced losses at the end of the Outcome Period that exceed the Barrier (in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period), the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value equal to the Initial Breach Losses or Full Breach Losses, as applicable, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the U.S. Equity Index over the Outcome Period. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Outcome Period” for additional information. The Fund and the sought-after Outcomes are designed for shareholders who invest and hold Shares from the commencement of the Outcome Period through the end of the Outcome Period. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome

Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. If an investor purchases Shares after the Outcome Period has begun or sells Shares prior to the conclusion of the Outcome Period, the Outcomes experienced by the investor will differ from the Fund’s sought-after Outcomes. See “Principal Investment Strategies – Intra-Outcome Period”.

The Fund seeks a high level of income that exceeds an investment in U.S. Treasuries with premiums generated from the Fund’s FLEX Options positions. As further described below, the Fund will purchase U.S. Treasuries and enter into a series of FLEX Option contracts that provides additional income to the Fund by virtue of premiums received from sold FLEX Options. The Fund is designed to provide Defined Distributions based on a Defined Distribution Rate that is established at the commencement of each Outcome Period. The Defined Distribution Rate is based upon prevailing market conditions for both the U.S Treasuries and the FLEX Options on the first day of the Outcome Period and will be further reduced by the Fund’s annual management fees, any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the current Outcome Period, the Defined Distribution Rate is 6.01% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.22%. While the Defined Distribution Rate is expected to remain constant over the Outcome Period for shareholders who hold Shares continuously from the commencement of the Outcome Period until its conclusion, the Defined Distribution Rate is not guaranteed. The Defined Distribution Rate is based on the NAV per Share at the commencement of the Outcome Period and any shareholders that initially invest at a Share price that differs from this NAV will not experience the Defined Distribution Rate. Because the Defined Distribution Rate is based upon prevailing market conditions at the beginning of an Outcome Period, the Defined Distribution Rate will rise or fall from one Outcome Period to the next.

Fund shareholders also will be subject to losses experienced by the U.S. Equity Index if the U.S. Equity Index experiences losses from the commencement of the Outcome Period to its conclusion that exceed the Barrier. The Fund will seek to set the Barrier at 30% of U.S. Equity Index losses at the end of each Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced a positive price return, or price return losses that are less than the Barrier, the Fund will not experience any of the losses of the U.S. Equity Index and is designed to provide returns that equal the Defined Distribution Rate. However, if the U.S. Equity Index has decreased in value below the Barrier at the end of the Outcome Period, the Fund’s investments will generate Outcomes that equal the Defined Distribution Rate less the Initial Breach Losses or Full Breach Losses, as applicable. The Fund will not benefit from any increases in the U.S. Equity Index over the course of an Outcome Period but is subject to the possibility of significant losses experienced by the U.S. Equity Index if the value of the U.S. Equity Index drops below the Barrier at the end of the Outcome Period. A shareholder could lose its entire investment. The Fund will not receive or benefit from any dividend payments made by the constituents of the U.S. Equity Index.

The current Outcome Period is from October 1, 2024 through September 30, 2025. Upon the conclusion of the Outcome Period, the Fund will receive the value of its investments in the U.S. Treasuries upon the maturity of such U.S. Treasuries and deliver cash owed on its FLEX Options positions, if any. At the commencement of the new Outcome Period, the Fund will enter into new FLEX Options with an expiration date of approximately one year and invest in U.S Treasuries with maturity dates on or about each Distribution Date, the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period. The Outcomes may only be realized by shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. See “Principal Investment Strategies — Intra-Outcome Period” and “Principal Investment Strategies — The Outcome Period” for additional information.

Fund Portfolio.    The Fund’s investment sub-adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”) will pursue the Fund’s investment objective through the combination of FLEX Options positions that reference the U.S. Equity Index and in U.S. Treasuries. As further described below, the Fund will invest proceeds from investments in the Fund, together with the FLEX Options premium net proceeds, in U.S. Treasuries in seeking to provide the Defined Distribution Rate.

FLEX Options are exchange-traded option contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. See “Principal Risks – Derivatives Risk – FLEX Options Risk”. The Fund’s FLEX Options positions have expiration dates on or about the final date of the Outcome Period. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option contract the right to buy or sell a particular asset at a specified future date at an agreed upon price. An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the seller of the put option contract (i.e., the “writer”) the obligation to buy (if the option is exercised), a specified amount of an underlying security at a pre-determined price (the strike price). The FLEX Options used by the Fund are European-style option contracts, meaning that the FLEX Options may only be exercised on the expiration date. The FLEX Options are not guaranteed to perform as expected. See “Principal Risks — Barrier Risk” and “Principal Risks — Derivatives Risk — FLEX Options Risk” below for additional information. Each of the FLEX Options sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options sold on the first day of the Outcome Period. The reference asset for the Fund’s FLEX Options positions is the U.S. Equity Index. The U.S. Equity Index is a large-cap, market-weighted, U.S. equities index that tracks the price return of the 500 leading companies in leading industries, excluding dividends. Through its use of FLEX Options that provide exposure to the U.S. Equity Index, the Fund has significant exposure to companies in the information technology sector. For more information on the U.S. Equity Index, please see the section of the prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The Fund also purchases U.S. Treasuries that align with the quarterly Distribution Dates for the effective management of the Fund’s portfolio and Defined Distributions, with the majority of the Fund’s assets invested in U.S. Treasuries that expire on or about the final Distribution Date at the conclusion of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

The below chart represents the Fund’s investment portfolio and related investment function of each component.

Innovator Premium Income 30 Barrier ETF – Fund Holdings

Portfolio Investment	Investment Terms	Investment Function	Investment Maturities/Expirations
U.S. Treasuries	Investments in the Fund and premiums generated from the Fund’s put FLEX Option positions are invested in U.S. Treasury bills supported by full faith and credit of U.S. Government	Treasury Income	Quarterly to align with the Defined Distributions, including the final day of the Outcome Period
Sold Put FLEX Option Contract on U.S. Equity Index

Fund sells an out-of-the-money put FLEX Option (i.e., the strike price is less than the current asset price) at 70% of then-current value of the U.S. Equity Index at the beginning of the outcome Period

Premium generated from selling put FLEX Option which is subsequently invested in U.S. Treasuries

Position provides one-to-one downside exposure to the U.S. Equity Index starting at 70% of the then-current value of the U.S. Equity Index

Final day of the Outcome Period
Put Spread FLEX Option Contracts on U.S. Equity Index

Fund sells and purchases a package of 30 put FLEX Option contracts at approximately 70% and approximately 69%, respectively of then-current value of the U.S. Equity Index at the beginning of the Outcome Period

		Net premiums generated from the put spread are subsequently invested in U.S. Treasuries Positions provide the Barrier, Initial Breach Losses, and Full Breach Losses	Final day of the Outcome Period

The Sub-Adviser seeks to specifically select the strike price for each FLEX Option contract held by the Fund such that if the FLEX Options were exercised on the expiration date (the final day of the Outcome Period), the Fund’s portfolio would provide a 30% Barrier with losses experienced by the Fund beginning at 30% of losses on an initial accelerated basis and experienced to the full extent of the U.S. Equity Index losses on a one-to-one basis starting at 31% of losses. The Fund’s portfolio holdings are as detailed below:

•   A sold put FLEX Option with a strike price at 70% of the value of the U.S. Equity Index at the commencement of the Outcome Period. The sold put FLEX Option provides one-to-one downside for all losses that exceed the strike price. In exchange for selling the put FLEX Option, the Fund will receive a premium that will be invested in the U.S. Treasuries and be part of the Defined Distribution Rate.

•   A “put option spread” strategy which uses a package of 30 purchased and sold put FLEX Options that reference the U.S. Equity Index. The Fund will sell put FLEX Options with a strike price of approximately 70% of the price of the U.S. Equity Index at the commencement of each Outcome Period. The Fund will simultaneously purchase the same number of put FLEX Options with a strike price of approximately 69% of the price of the U.S. Equity Index at the commencement of each Outcome Period. The 30 purchased put options with a 1% spread results in the Barrier, Initial Breach Losses and Full Breach Losses, as applicable. Specifically, the 1% spread for each of the 30 put options subjects the Fund to U.S. Equity Index losses at the conclusion of the Outcome Period on an initial accelerated basis from 0% to 31% which will correspond to the U.S. Equity Index losses from 30% to 31% at the conclusion of the Outcome Period. The 30 sold put options expose the Fund to the extent of U.S. Equity Index Losses exceed 31% on a one-to-one basis at the conclusion of the Outcome Period. The Fund invests the net premiums generated from the purchased and sold put FLEX Options in U.S. Treasuries to be included as part of the Defined Distribution Rate.

•   The Fund uses proceeds from the sale of Shares to purchase U.S. Treasuries that mature at the end of the Outcome Period. The Fund receives premiums from its FLEX Options positions and invests the proceeds in U.S. Treasuries with maturities that align with the Distribution Dates. The U.S. Treasuries are entitled to an interest rate, which when added to the premiums received for selling FLEX Options, produce the Defined Distribution Rate. The Defined Distribution Rate is distributed to shareholders in Defined Distributions.

Intra-Outcome Period.    It is anticipated that during the Outcome Period the Fund’s NAV will not change in value at the same rate as the U.S. Equity Index, and in some instances may not be correlated to the movements in the value of the U.S. Equity Index. The Fund’s NAV is based upon the value of its portfolio. During each Outcome Period, the Fund’s NAV will be subject to increases and decreases in the market value of the U.S. Treasuries until the U.S. Treasuries held by the Fund mature. The value of the Fund’s FLEX Options positions, which expire at the conclusion of an Outcome Period, will also impact the Fund’s NAV and is dependent upon additional factors. Although the value of the U.S. Equity Index is a significant component of the value of the Fund’s FLEX Options, the time remaining until the FLEX Options expire and other factors, including current interest rates and volatility rates, will also affect their value. The Sub-Adviser, anticipates that the value of the FLEX Options, and therefore the Fund’s NAV, may increase on days when the U.S. Equity Index increases (if the U.S. Equity Index is below its original value at the start of the Outcome Period) and may decrease on days when the U.S. Equity Index’s level decreases, but that the rate of change will be less than that experienced by the U.S. Equity Index. Because the Fund will not participate in upside exposure to the U.S. Equity Index for the entirety of an Outcome Period, to the extent the value of the U.S. Equity Index increases beyond the initial value at the commencement of the Outcome Period, the value of the Fund’s FLEX Options are not expected to have corresponding price movements. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, the proximity of the value of the U.S. Equity Index to the Barrier will have a significant impact on the value of the Fund’s FLEX Options and the direction and rate of change of the Fund’s NAV as compared to that of the U.S. Equity Index. Similar to other securities with established dividend or distribution payment dates, it is expected that the Fund’s NAV may increase or decrease immediately prior to and following a Distribution Date. As a result, it is possible that the Fund’s NAV could decrease notwithstanding an increase in the U.S. Equity Index. It is anticipated that the Fund will be subject to significant changes in the value of the FLEX Options, and therefore the Fund’s NAV, at the end of the Outcome Period depending on the proximity of the value of the U.S. Equity Index to the Barrier. As a result, as time approaches the expiration date of the FLEX Options, subsequent movements in the value of the U.S. Equity Index may have dramatic impacts on the Fund’s NAV. Investors should understand this potential relationship before investing in the Fund.

Investors purchasing Shares after the Outcome Period has begun or selling Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Such experience may be impacted as detailed below:

•   Impact on the Defined Distribution Rate:    The Defined Distribution Rate is measured against the NAV per Share at the commencement of the Outcome Period and is only applicable to shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. Investors purchasing Shares after an Outcome Period commences will have a different effective Defined Distribution Rate as a result of any differences versus the price of the Shares purchased versus that of the Fund’s NAV at the commencement of the Outcome Period. See “Additional Information About the Fund’s Principal Investment Strategies.”

•   Impact on the Barrier:    If an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value which will affect the amount of losses the U.S. Equity Index may incur before the Barrier. The effect of the Barrier on the sought-after Outcomes is measured at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. If the U.S. Equity Index has decreased in value, such intra-Outcome Period investor will not receive a full 30% Barrier. If an investor is considering purchasing Shares during the Outcome Period, and the value of the U.S. Equity Index has already decreased, an investor purchasing Shares at that time will receive less of a Barrier or no Barrier that the Fund seeks to offer for the remainder of the Outcome Period. Although the effect of the Barrier with respect to the Fund’s designed Outcomes over an Outcome period is measured only at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier and subsequent movements in the value of the U.S. Equity Index.

The Outcome Period.    The Outcome Period is from October 1 to September 30 of the following year and begins on the day the FLEX Options are entered into and ends approximately one year later on the expiration date for the FLEX Options. Because the terms of the FLEX Options will not change over the course of the Outcome Period, the Barrier is measured against the value of the U.S. Equity Index at the onset of the Outcome Period. In addition, certain of the Fund’s U.S. Treasuries will mature at or near the end of each Outcome Period. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares at the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes. The Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

U.S. EQUITY INDEX VERY NEGATIVE SCENARIO
U.S. EQUITY INDEX NEGATIVE SCENARIO
U.S. EQUITY INDEX FLAT SCENARIO
U.S. EQUITY INDEX POSITIVE SCENARIO
Profit
Loss
DEFINED DISTRIBUTION RATE
TARGETED 30% BARRIER
-100%
-100% + Defined Distribution Rate*
-25%
0%
U.S. Equity Index
Fund

* Please note: this graph is provided merely to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the U.S. Equity Index, the Barrier and the Defined Distribution Rate. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

The following table contains hypothetical examples designed to illustrate the operationality of the Fund and the Outcomes it seeks to provide over an Outcome Period. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the U.S. Equity Index, the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the U.S. Equity Index, the FLEX Options or the Fund. The actual overall performance of the Fund will vary during the Outcome Period. While the Fund’s FLEX Options performance includes premiums generated from such FLEX Options, the below table reflects that premiums generated from the Fund’s FLEX Options positions are included in the Defined Distribution Rate. Please refer to the Fund’s website, www.innovatoretfs.com/octj, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

U.S. Equity Index Performance	-100%	-50%	-35%	-20%	0%	10%	20%	50%	100%
FLEX Options Performance	-100%*	-50%*	-35%*	0%*	0%*	0%*	0%*	0%*	0%*
Fund Performance	-100% + Defined Distribution Rate**	-50% + Defined Distribution Rate**	-35% + Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**

*           The FLEX Options’ performance includes the premium received by the Fund for selling such options, which is not reflected in this figure, but is included in the Defined Distribution Rate indicated below.

**         The Fund’s performance is equal to the Defined Distribution Rate minus the losses experienced by the U.S. Equity Index that exceed the Barrier, if any. The Defined Distribution Rate is set on the first day of the Outcome Period and is 6.01% prior to taking into any account fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.22%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Defined Distribution Rate, and therefore the performance delivered by the Fund to the Fund’s shareholders.

The Defined Distribution Rate.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the course of the Outcome Period is the Defined Distribution Rate, less the Initial Breach Losses or Full Breach Losses, as applicable, if the losses of the U.S. Equity Index exceed the Barrier at the end of the Outcome Period (in comparison to the market value of the U.S. Equity Index at the commencement of the Outcome Period). The Defined Distribution Rate, which is paid out via the Defined Distributions, is determined at the commencement of each Outcome Period and represents the expected payment rate an investor can achieve from an investment in Shares over the duration of the Outcome Period, however such payment rate is not guaranteed. The Defined Distribution Rate is the result of the premiums received from the Fund’s sold FLEX Options and the income received by the Fund through its investments in U.S. Treasuries. The Defined Distribution Rate is calculated against the Fund’s NAV per Share at the commencement of the Outcome Period and is only representative to shareholders who invest in Shares at this NAV per Share. If a shareholder purchases Shares at a market price that differs from that of the NAV per Share at the commencement of the Outcome Period, such shareholder will experience a different rate than the Defined Distribution Rate.

During each Outcome Period, the Fund will purchase and sell FLEX Options and use the proceeds from the sale of Shares to purchase U.S. Treasuries. The amount of premiums the Fund receives for selling FLEX Options as well as the interest rate for the U.S. Treasuries, and therefore the Defined Distribution Rate of the Fund, will be dependent upon prevailing market conditions at the time the Fund enters into the FLEX Options and purchases U.S. Treasuries, most notably, current interest rates and volatility in the U.S. Equity Index. The Defined Distribution Rate for the current Outcome Period is 6.01% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.22%. The Defined Distribution Rate will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the purposes of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. The Defined Distribution Rate is also set forth on the Fund’s website at www.innovatoretfs.com/octj.

The Fund distributes the Defined Distribution Rate through the Defined Distributions. Defined Distributions are paid on the first business day of the month following the quarter-end (each a Distribution Date), to shareholders of record on the last business day of each March, June, September and December. The Defined Distribution Rate is only applicable to investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. The Defined Distribution Rate will remain constant for such investors over the course of a single Outcome Period. However, the Defined Distribution Rate will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Defined Distribution Rate and Defined Distributions should be considered before investing in the Fund. If an investor is considering purchasing Shares after the Outcome Period has commenced, and the Fund has already made some or all of its Defined Distributions, an investor purchasing Shares will not receive the same Defined Distribution Rate for the remainder of the Outcome Period but will still remain vulnerable to the entirely of the significant downside risks associated with the Barrier. In such an instance, the investor may experience significantly different Outcomes than those the Fund seeks to provide. There is no guarantee that the Fund will successfully achieve its investment objective.

The Barrier.    Fund shareholders are subject to all of the losses experienced by the U.S. Equity Index, however the Fund provides the Barrier such that investors will only experience losses if the U.S. Equity Index experiences losses that exceed the Barrier at the end of the Outcome Period. The Barrier is set at a level such that investors are not expected to experience losses against the first 30% of U.S. Equity Index losses over the course of the Outcome Period, to the extent the U.S. Equity Index decreases in value by 30% or less. The Barrier is provided irrespective of the Fund’s annual management fee, transaction fees and any extraordinary expenses incurred by the Fund, however any losses that an investor experiences in relation to the Barrier will be reduced by the Fund’s annual management of 0.79% and further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period and it therefore should not be expected that the Barrier will be provided at any point prior to the last day of the Outcome Period. Investors purchasing Shares after the commencement of the Outcome Period at a point in which the U.S. Equity Index has changed in value will impact the amount of losses that may be experienced by the U.S. Equity Index before the Barrier is met. While the Fund seeks to provide the Barrier for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. There is no limit on losses the Fund could experience, and an investor may lose its entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

The structure of the Fund’s FLEX Options is such that if at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier, the Fund will begin to experience losses starting at the Barrier. The Fund will experience one of two loss profiles: “Initial Breach Losses” or “Full Breach Losses”. As further described below, the operation of the Fund’s FLEX Options portfolio is such that, at the end of an Outcome Period, if U.S. Equity Index losses measured over the Outcome Period exceed the Barrier (30%) but are less than 31%, the Fund will experience, prior to the payment of any Distributions, accelerated losses from 0% to 31%. If, at the end of the Outcome Period, U.S. Equity Index losses measured over the Outcome Period exceed 31%, the Fund will experience, prior to the payment of any Distributions, one-to-one losses of the U.S. Equity Index.

•   Initial Breach Losses.    Initial Breach Losses occur when the U.S. Equity Index has exceeded the Barrier, but by an amount less than or equal to 31%. Initial Breach Losses occur as a result of the combination of the Fund’s put option spreads as well as the sold put option contract. Specifically, the Fund invests in a package of 30 put option spreads that provide losses of up to 1% for each spread while simultaneously selling a put FLEX Option that provides one-to-one downside exposure starting at 30% of U.S. Equity Index losses. If the U.S. Equity Index has exceeded the Barrier, but by an amount less than or equal to 31%, the Fund will experience the below losses over an Outcome Period, prior to the payment of Defined Distributions:

Outcome Period Initial and Full Breach Losses Profile

U.S. Equity Index Losses	Put Spread Losses	Put Losses	Fund Losses
-30.00%	0.00%	0.00%	0.00%
-30.25%	-7.25%	-0.25%	-7.50%
-30.50%	-15.00%	-0.50%	-15.50%
-30.75%	-22.50%	-0.75%	-23.25%
-31.00%	-30.00%	-1.00%	-31.00%
-32.00%	-30.00%	-2.00%	-32.00%

•   Full Breach Losses.    Full Breach Losses occur after U.S. Equity Index losses are equal to or exceed 31%. Full Breach Losses are a result of the Fund’s FLEX Options and expose the Fund to the extent of U.S. Equity Index Losses on a one-to-one basis over the course of the Outcome Period. As shown in the table above, if the U.S. Equity Index has exceeded 31%, the Fund’s put spread options will produce a loss of 30% and the Fund’s naked put FLEX Option will produce the remaining loss such that losses, in combination, will equal the losses of the U.S. Equity Index. There is no limit on losses the Fund can experience, and an investor may lose its entire investment.

The Barrier is measured at the end of the Outcome Period. While the Fund’s NAV is expected to move as a result in changes in the value of the Fund’s FLEX Options (which is dependent upon the movements of the U.S. Equity Index, among other reasons), the FLEX Options are European-style options and can only be exercised on the expiration date. Accordingly, the measuring value of the U.S. Equity Index is on the final day of the Outcome Period only, and therefore the Barrier is measured and effective only on the final day of the Outcome Period.

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and U.S. Treasuries, and another Outcome Period will commence.

Following the close of business on the last day of the Outcome Period, the Fund will disclose the Fund’s final Defined Distribution Rate (both gross and net of the unitary management fee) for the next Outcome Period on the Fund’s website, www.innovatoretfs.com. The Fund’s website will also provide information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and potential Outcomes related to the Barrier, of an investment in the Fund on a daily basis.

The Fund’s website, www.innovatoretfs.com/octj, provides information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and Barrier, of an investment in the Fund on a daily basis.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Defined Outcome Strategy Risk.    The Fund employs an income-oriented “defined outcome strategy”, and is therefore subject to certain unique risks, which are detailed below.

Barrier Risk.    The Fund establishes the Barrier based on the performance of the U.S. Equity Index over the duration of the Outcome Period, calculated from the commencement of the Outcome Period to its conclusion. The Fund begins to experience the entirety of the losses of the U.S. Equity Index if such losses breach the Barrier, through the Initial Breach Losses or Full Breach Losses, as applicable. To the extent the U.S. Equity Index decreases in value by 30% or less at the end of the Outcome Period, investors are not expected to experience the losses of the U.S. Equity Index. There is no guarantee that the Fund will be successful in its strategy to implement the Barrier and if the operationality of the Barrier fails, investors could experience losses of the U.S. Equity Index irrespective of the sought-after Barrier. Further, while the Fund subjects shareholders to Initial Breach Losses on an accelerated basis from 0% to 31% if the U.S. Equity Index experiences losses of between 30% to 31% and Full Breach Losses thereafter, such returns are not guaranteed, and if the FLEX Options fail to perform as expected, an investor could experience additional losses. A shareholder may lose its entire investment, prior to consideration of any Defined Distributions paid by the Fund. The effect of the Barrier is measured only at the end of the Outcome Period, regardless of whether the U.S. Equity Index has experienced losses that exceed the Barrier at any point during the Outcome Period. Although the effect of the Barrier is only measured at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier. In the event an investor purchases Shares after the commencement of the Outcome Period or sells Shares prior to the expiration of the Outcome Period, the Barrier that the Fund seeks to provide may be less or not available at all. In addition, the operationality of the Barrier is such that the Fund may experience dramatic changes in value of its NAV at the end of the Outcome Period, even if the changes in the U.S. Equity Index are minimal. If the U.S. Equity Index’s value is at or near the Barrier at the end of the Outcome Period, small changes in the value of the U.S. Equity Index could result in dramatic changes in the value of the FLEX Options and therefore the Fund’s NAV. Investors should understand these risks before investing in the Fund.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to Initial Breach Losses or Full Breach Losses, as applicable, if losses of the U.S. Equity Index exceeds the Barrier. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the U.S. Equity Index (relative to the initial value of the U.S. Equity Index at the commencement of the Outcome Period) despite being subject to all of the downside losses of the U.S. Equity Index after such losses exceed the Barrier. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as Fund will not experience any positive price returns of the U.S. Equity Index, if any, and the Fund would underperform the U.S. Equity Index to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the U.S. Equity Index and may underperform the U.S. Equity Index and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Barrier and Defined Distributions.

FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the U.S. Equity Index’s price return has dropped below the Barrier. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the U.S. Equity Index. Depending on the value of the U.S. Equity Index at this time and its proximity to the Barrier, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the U.S. Equity Index. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the U.S. Equity Index’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the U.S. Equity Index’s price return, changes in interest rates, changes in the actual and implied volatility of the U.S. Equity Index, the Barrier and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 under the 1940 Act (“Rule 18f-4”) in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

U.S. Equity Index Risk.    Because the Fund is subject to the downside price returns of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier, the Fund is subject to the associated risks of the U.S. Equity Index. As such, the Fund may be subject to the following risks as a result of its exposure to the U.S. Equity Index through its usage of FLEX Options:

Equity Securities Risk.    The U.S. Equity Index tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the U.S. Equity Index. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the U.S. Equity Index invests in.

Information Technology Companies Risk.    The U.S. Equity Index is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The U.S. Equity Index tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the U.S. Equity Index has decreased below the Barrier. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the U.S. Equity Index. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the U.S. Equity Index. Further, small changes in the value of the U.S. Equity Index at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the U.S. Equity Index, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the U.S. Equity Index on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes or interpretations affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to sell) on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Barrier, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a “regulated Investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. In addition, depending on the time during an Outcome Period at which a shareholder purchases Shares and the performance of the Fund’s assets, all or a portion of a Defined Distribution may be characterized as ordinary income, return of capital or capital gain when received by the shareholder. Such characterization will impact the tax consequences to the shareholder of the Defined Distribution and shareholders should understand the tax consequences of each characterization before investing in the Fund. In addition, the Fund’s NAV at the end of an Outcome Period will be decreased by the amount of any distribution that is characterized as capital gain.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of two broad-based market indices: the S&P 500 Total Return Index and the S&P 500 Price Index. Both indices have the same constituents in the same weights. However, the S&P 500 Total Return Index assumes that any dividends paid out by index constituents have been reinvested in the index and the S&P 500 Price Return Index, which measures only the price movements of index constituents, does not. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Calendar Year Total Returns as of 12/31
20%
10%
0%
-10%
-20%
5.30%
2024

The Fund’s highest quarterly return was 1.34% (quarter ended December 31, 2024) and the Fund’s lowest quarterly return was 1.23% (quarter ended September 30, 2024).
Average Annual Total Return as of December 31, 2024
Innovator Premium Income 30 Barrier ETF™ – October	1 Year	Since Inception (9/29/2023)
Return Before Taxes	5.30%	6.64%
Return After Taxes on Distributions	2.90%	4.14%
Return After Taxes on Distributions and Sale of Fund Shares	3.28%	4.08%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	30.48%
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)	23.31%	28.64%

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Management

Investment Adviser

Innovator Capital Management, LLC (“Innovator” or the “Adviser”)

Investment Sub-Adviser

Milliman Financial Risk Management LLC

Portfolio Managers

The following persons serve as the portfolio managers of the Fund.

•   Robert T. Cummings — Principal, Senior Director, Head of Portfolio Management at Milliman

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Mr. Cummings has served in this capacity since the Fund’s inception in September 2023. Mr. Rosenfeld has served in this capacity since July 2024.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at NAV only with authorized participants that have entered into agreements with the Fund’s distributor and only in Creation Units or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests. The Fund may issue and redeem Shares in exchange for cash at a later date but has no current intention of doing so. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.innovatoretfs.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, return of capital or capital gain. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), Innovator and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investor Suitability Considerations

You should only consider this investment if:	You should not consider this investment if:

•   you fully understand the risks inherent in an investment in Shares;

•   you desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you understand, and are willing to bear, that the Fund is subject to losses of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period;

•   you are willing to hold Shares for the duration of the Outcome Period in order to achieve the Outcomes that the Fund seeks to provide;

•   you fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Barrier;

•   you understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are willing to forgo any gains experienced by the U.S. Equity Index;

•   you understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the U.S. Equity Index’s proximity to the Barrier;

•   you understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you are willing to accept the risk of losing your entire investment; and

•   you have visited the Fund’s website and understand the investment outcomes available to you based upon the time of your purchase.

•   you do not fully understand the risks inherent in an investment in Shares;

•   you do not desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you do not understand and/or are unwilling to bear that the Fund is subject to the losses of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period;

•   you are not willing to hold Shares for the duration of the Outcome Period;

•   you do not fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Barrier;

•   you do not understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are unwilling to forgo any gains experienced by the U.S. Equity Index;

•   you do not understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the U.S. Equity Index’s proximity to the Barrier;

•   you do not understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you desire a level of protection and are unwilling to accept the risk of losing your entire investment; and

•   you have not visited the Fund’s website and do not understand the investment outcomes available to you based upon the timing of your purchase.

Additional Information About the Fund’s Principal Investment Strategies

The Fund’s principal investment strategy seeks to produce the Outcomes based upon the Defined Distribution Rate and performance of the U.S. Equity Index. If the U.S. Equity Index increases in value over the course of the Outcome Period, or the U.S. Equity Index experiences losses that are less than the Fund’s sought-after protective Barrier over the course of the Outcome Period, the Fund is designed to provide Fund shareholders that hold Shares for the entire Outcome Period with returns that equal the Defined Distribution Rate. If the U.S. Equity Index experiences losses that exceed the Barrier over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Shares for the entire Outcome Period with the Defined Distribution Rate less the Initial Breach Losses or Full Breach Losses, as applicable. There is no guarantee that the Fund will be successful in its attempt to provide a Barrier. The Defined Distribution Rate is provided prior to taking into account annual Fund management fees equal to 0.79% of the Fund’s daily net assets, transaction fees and any extraordinary expenses incurred by the Fund. A portion of the Defined Distributions may be taxable as ordinary income, capital gains, or return of capital. The Fund will not benefit from any increases in the U.S. Equity Index over an Outcome Period but is subject to the possibility of experiencing the significant losses of the U.S. Equity Index if its price return falls below the Barrier. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of the U.S. Equity Index. The Fund intends to primarily use FLEX Options to implement its investment strategies, however, the Fund may use “over-the-counter” (“OTC”) option contracts if the Adviser deems such use to be advisable.

The reference asset for the option contracts utilized by the Fund will provide exposure to the U.S. Equity Index. The U.S. Equity Index tracks the price return of the S&P 500® Index, which is a large-cap, market-weighted, U.S. equities index that tracks the 500 leading companies in leading industries and is widely regarded as the best single gauge of large-cap U.S. equities. The U.S. Equity Index covers approximately 80% of available market capitalization. The U.S. Equity Index is rebalanced quarterly in March, June, September, and December. Milliman will determine whether the Fund’s option contracts will reference the U.S. Equity Index or the SPDR® S&P 500® ETF Trust at the commencement of each Outcome Period. Milliman expects that such determination will be based on the liquidity and pricing of such option contracts. The U.S. Equity Index is a price return index, meaning it tracks the prices of the constituents of the index, excluding dividends. The SPDR® S&P 500® ETF Trust is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests entirely in the S&P 500® Index. The Fund also invests in U.S. Treasuries, which will mature on approximately the last day of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), including the end of each Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The “Defined Distribution Rate” is an annualized payment rate established at the commencement of the Outcome Period that is the percentage of

Defined Distributions per Share over an Outcome Period. The Defined Distribution Rate is based upon the Fund’s net asset value (“NAV”) at the commencement of each Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 6.01%, prior to taking into account any fees or expenses charged to shareholders.

Shareholders will also be subject to losses that exceed the Barrier, which is set at U.S. Equity Index losses that exceed 30% through Initial Breach Losses and Full Breach Losses. The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

*   The Initial Breach Losses subject the Fund to U.S. Equity Index losses on an initial accelerated basis from 0% to 31% which will correspond to the U.S. Equity Index losses from 30% to 31%. The Full Breach Losses expose the Fund to one-to-one losses to the extent U.S. Equity Index Losses exceed 31%.

As described further in this prospectus, there are risks associated with an investment in the Fund and there is no guarantee the Fund achieve the Outcomes it seeks to provide. The Fund’s unique characteristics (i.e., the imperative of holding Shares for the entire Outcome Period, the Barrier and Defined Distribution Rate) distinguish it from other investment products and may make it an unsuitable some investors. Please also refer to the “Investor Suitability Considerations” table in this prospectus.

The Fund’s investment objective is considered non-fundamental and may be changed by the Board without shareholder approval. Additionally, the Fund may liquidate and terminate at any time without shareholder approval.

Investment profile for Intra-Outcome Period Investors

The Fund is designed for shareholders who hold Shares for the entirety of the Outcome Period. If an investor purchases Shares after the Outcome Period has commenced or sells Shares prior to the Outcome Period’s conclusion, such investor will not receive the Outcomes sought to be delivered by the Fund, and will experience very different investment outcomes then the Fund seeks to provide.    Further, investors who purchase Shares after the commencement of the Outcome Period will have a different effective Defined Distribution Rate as a result of any changes in the Fund’s NAV since the commencement of the Outcome Period and Defined Distributions for an Outcome Period already paid. Following the commencement of an Outcome Period, the Fund seeks to provide shareholders who hold shares for the entirety of the Outcome Period with Defined Distributions paid by the Fund over the duration of the Outcome Period on remaining Defined Distribution Dates. An investor is expected to have the following investment profile for the remainder of an Outcome Period if such investor purchases shares after the commencement of the Outcome Period:

Fund Investments

Principal Investments

FLEX Options

FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC option contracts positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX Options in which the Fund will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund will purchase and sell put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. The Fund will utilize cash-settled FLEX Options, meaning that in the event the FLEX Options are exercised, it will be required to deliver the cash value representing the difference between the strike price and the then-current price of the reference asset.

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the FLEX Options held by the Fund are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by Innovator as the “Valuation Designee” pursuant to Rule 2a-5 of the 1940 Act (“Rule 2a-5”) and approved by, and subject to the oversight of, the Board. The Fund will enter into FLEX Options contracts in accordance with Rule 18f-4 under the 1940 Act, which requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.

U.S. Treasury Securities

U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury that are backed by the full faith and credit of the United States Government.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s statement of additional information (“SAI”), which is available at www.innovatoretfs.com.

Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Principal Risks

Defined Outcome Strategy Risk.    The Fund employs an income-oriented “defined outcome strategy”, and is therefore subject to certain unique risks, which are detailed below.

Barrier Risk.    The Fund establishes the Barrier based on the performance of the U.S. Equity Index over the duration of the Outcome Period, calculated from the commencement of the Outcome Period to its conclusion. The Fund begins to experience the entirety of the losses of the U.S. Equity Index if such losses breach the Barrier, through the Initial Breach Losses or Full Breach Losses, as applicable. To the extent the U.S. Equity Index decreases in value by 30% or less at the end of the Outcome Period, investors are not expected to experience the losses of the U.S. Equity Index. There is no guarantee that the Fund will be successful in its strategy to implement the Barrier and if the operationality of the Barrier fails, investors could experience losses of the U.S. Equity Index irrespective of the sought-after Barrier. Further, while the Fund subjects shareholders to Initial Breach Losses on an accelerated basis from 0% to 31% if the U.S. Equity Index experiences losses of between 30% to 31% and Full Breach Losses thereafter, such returns are not guaranteed, and if the FLEX Options fail to perform as expected, an investor could experience additional losses. A shareholder may lose its entire investment, prior to consideration of any Defined Distributions paid by the Fund. The effect of the Barrier is measured only at the end of the Outcome Period, regardless of whether the U.S. Equity Index has experienced losses that exceed the Barrier at any point during the Outcome Period. Although the effect of the Barrier is only measured at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier. In the event an investor purchases Shares after the commencement of the Outcome Period or sells Shares prior to the expiration of the Outcome Period, the Barrier that the Fund seeks to provide may be less or not available at all. In addition, the operationality of the Barrier is such that the Fund may experience dramatic changes in value of its NAV at the end of the Outcome Period, even if the changes in the U.S. Equity Index are minimal. If the U.S. Equity Index’s value is at or near the Barrier at the end of the Outcome Period, small changes in the value of the U.S. Equity Index could result in dramatic changes in the value of the FLEX Options and therefore the Fund’s NAV. Investors should understand these risks before investing in the Fund.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to Initial Breach Losses or Full Breach Losses, as applicable, if losses of the U.S. Equity Index exceeds the Barrier. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the U.S. Equity Index (relative to the initial value of the U.S. Equity Index at the commencement of the Outcome Period) despite being subject to all of the downside losses of the U.S. Equity Index after such losses exceed the Barrier. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as the Fund will not experience any positive price returns of the U.S. Equity Index, if any, and the Fund would underperform the U.S. Equity Index to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the U.S. Equity Index and may underperform the U.S. Equity Index and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Barrier and Defined Distributions.

FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the U.S. Equity Index’s price return has dropped below the Barrier. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the U.S. Equity Index. Depending on the value of the U.S. Equity Index at this time and its proximity to the Barrier, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the U.S. Equity Index. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the U.S. Equity Index’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the U.S. Equity Index’s price return, changes in interest rates, changes in the actual and implied volatility of the U.S. Equity Index, the Barrier and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. Option contracts may also involve the use of leverage, which could result in greater price volatility than other markets. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

U.S. Equity Index Risk.    Because the Fund is subject to the downside price returns of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier, the Fund is subject to the associated risks of the U.S. Equity Index. As such, the Fund may be subject to the following risks as a result of its exposure to the U.S. Equity Index through its usage of FLEX Options:

Equity Securities Risk.    The U.S. Equity Index tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the U.S. Equity Index. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the U.S. Equity Index invests in.

Information Technology Companies Risk.    The U.S. Equity Index is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The U.S. Equity Index tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX

Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the U.S. Equity Index has decreased below the Barrier. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the U.S. Equity Index. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the U.S. Equity Index. Further, small changes in the value of the U.S. Equity Index at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the U.S. Equity Index, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the U.S. Equity Index on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX

Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Values of securities may change due to factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of securities. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s investments and could result in disruptions in the trading markets. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors or other economic, political, or regulatory developments, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could result in disruptions to trading markets and could also adversely affect the prices and liquidity of a Fund’s holdings. Any of such circumstances could result in increased market volatility and/or have a materially negative impact on the value of Shares or the liquidity of an investment. During any such events, Shares may trade at greater premiums or discounts to their NAV and the bid/ask spread on Shares may widen. The future potential economic impact of any such future events is impossible to predict and could result in adverse market conditions that impact the performance of the Fund.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). Authorized participants are not obligated to make a market in Shares or submit orders for the issuance or redemption of Creation Units. To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Barrier, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The Fund’s NAV represents the value of the Fund’s investments and is calculated by taking the sum of the Fund’s assets less the Fund’s liabilities, if any. The NAV per Share is the value of a Share’s portion of all of the Fund’s net assets. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV. Additionally, decisions by market makers and/or authorized participants or reduced effectiveness of the arbitrage process in maintaining the relationship of the Fund’s NAV to the market price of its Shares could result in the Shares trading at a premium, or discount to NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a RIC, however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. In addition, depending on the time during an Outcome Period at which a shareholder purchases Shares and the performance of the Fund’s assets, all or a portion of a Defined Distribution may be characterized as ordinary income, return of capital or capital gain when received by the shareholder. Such characterization will impact the tax consequences to the shareholder of the Defined Distribution and shareholders should understand the tax consequences of each characterization before investing in the Fund. In addition, the Fund’s NAV at the end of an Outcome Period will be decreased by the amount of any distribution that is characterized as capital gain.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. The Fund’s Valuation Procedures adopted Innovator as Valuation Designee (as reviewed, approved, and subject to the oversight of the Board) complies with Rule 2a-5 under the 1940 Act. Pursuant to Rule 2a-5, the Board oversees the implementation of the Valuation Procedures. While the Fund’s program is designed to contemplate the specific risks of the Fund, there is no guarantee the program will adequately do so each time, and value may not be properly selected for the Fund.

Management of the Fund

The Fund is a series of Innovator ETFs® Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Innovator Capital Management, LLC, 200 W. Front Street, Wheaton, Illinois 60187, serves as the Fund’s investment adviser. In its capacity as Adviser, Innovator has overall responsibility for selecting and monitoring the Fund’s investments and managing the Fund’s business affairs. Innovator serves as investment adviser to 150 exchange-traded funds, each of which is organized as a separate series of the Trust, a registered management investment company.

Investment Sub-Adviser

Milliman Financial Risk Management LLC, 71 South Wacker Drive, 31st Floor, Chicago, Illinois 60606, serves as the Fund’s investment sub-adviser. Milliman has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Managers

Robert T. Cummings and Jordan B. Rosenfeld serve as the Fund’s portfolio managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.

•   Robert T. Cummings — Principal, Senior Director and Head of Portfolio Management at Milliman.    Mr. Cummings has served in this role since 2007. Mr. Cummings has more than 13 years of experience as a trader with a primary focus on options. Prior to joining Milliman, he was involved in various proprietary trading strategies and was a portfolio manager of associated derivatives funds. These strategies included volatility arbitrage, global macro, and high-frequency trading. Entities at which Mr. Cummings has previously worked include Citadel Investment Group, TradeNet (as a primary market maker on the Chicago Board Options Exchange), KCM Group and Spyglass Capital Management.

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman.    Mr. Rosenfeld joined Milliman in 2018 as a trader and in 2021 was promoted to ETF Portfolio Manager. Mr. Rosenfeld is responsible for implementing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. He has more than nine years of experience in capital markets with a focus on derivatives portfolio management and multi-asset strategy. Prior to joining the firm, Mr. Rosenfeld was a global macro portfolio manager at Gelber Group.

For additional information concerning Innovator and Milliman, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares may also be found in the SAI.

Management Fee

Pursuant to an investment advisory agreement between Innovator and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Innovator in an amount equal to 0.79% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Innovator for the services it provides to the Fund. Out of the unitary management fee, Innovator pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Innovator is not responsible for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Pursuant to an investment sub-advisory agreement between Innovator, Milliman and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Innovator has agreed to pay an annual sub-advisory fee to Milliman in an amount based on the Fund’s average daily net assets. Innovator is responsible for paying the entirety of Milliman’s sub-advisory fee. The Fund does not directly pay Milliman.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR for the fiscal period ended October 31, 2024.

Manager of Managers Structure.    The Fund and Innovator have received an exemptive order from the SEC to operate under a manager of managers structure that permits Innovator, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, Innovator has ultimate responsibility, subject to oversight by the Board, for overseeing the Fund’s sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Fund or Innovator.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to any sub-adviser or the sub-advisory agreement. The Manager of Managers Structure does not permit an increase in the advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to any sub-adviser or a sub-advisory agreement within 90 days of the change.

Additional Information Relating to the Declaration of Trust

The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) provides that by virtue of becoming a shareholder of the Trust, each shareholder is bound by the provisions of the Declaration of Trust. Subject to the provisions of the Declaration of Trust, the Board may, subject to the requisite vote, engage in and prosecute, defend, compromise, abandon, or adjust, by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims, and demands relating to the Trust. The Board may, in the exercise of their or its good faith business judgment, dismiss any action, suit, proceeding, dispute, claim or demand, derivative or otherwise, brought by a shareholder in its own name or in the name of the Trust. The Declaration of Trust further provides a detailed process for the bringing of derivative actions by shareholders. Prior to bringing a derivative action, a written demand by the complaining shareholder must first be made on the Board to bring the subject action unless an effort to cause the Board to bring such action is excused. A demand on the Board shall only be excused if a majority of the Board a material personal financial interest in the subject action.

There may be questions regarding the enforceability of these provisions based on certain interpretations of the Securities Act of 1933 Act, as amended, the Securities Exchange Act of 1934, as amended and the 1940 Act. However, the Declaration of Trust provides if any provision shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to that provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of the Declaration of Trust. The provisions of the Declaration of Trust are not intended to restrict any shareholder rights under the federal securities laws and do not mandate the adjudication of federal securities laws claims through arbitration

How to Buy and Sell Shares

The Fund will issue or redeem its Shares at NAV per Share only in Creation Units. Most Fund shareholders will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. Share prices are reported in dollars and cents per Share. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, a Fund Shareholder may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized participants may acquire Shares directly from the Fund, and authorized participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units, and in accordance with the procedures described in the SAI.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange is based on market price and may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions (“market timing”), and has adopted no policies and procedures with respect to market timing activities. In making this determination, the Board considered the risks associated with market timing activities by the Fund’s shareholders, including, dilution, disruption of portfolio management, increases in the Fund’s trading costs and the potential for the realization of capital gains.

Shares may be purchased and redeemed directly from the Fund only when aggregated into one or more Creation Units by authorized participants that have entered into agreements with the Fund’s distributor. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares detailed above. To the extent the Fund may effect the issuance or redemption of Creation Units in exchange wholly or partially for cash, such trades could result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objectives, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by authorized participants increases. However, direct trading by authorized participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Fund reserves the right to not accept orders from authorized participants that Innovator has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use as the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

The Fund intends to continue to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information only. You should consult your own tax advisor about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•   the Fund makes distributions,

•   you sell your Shares listed on the Exchange, and

•   you purchase or redeem Creation Units.

To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. The Fund intends to treat any income that it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

Taxes on Distributions

The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Shares, which could result in you having to pay higher taxes in the future when Shares are sold, even if you sell the Shares at a loss from your original investment. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

An election may be available to shareholders to defer recognition of the gain attributable to a capital gain dividend if they make certain qualifying investments within a limited time. Shareholders should talk to their tax advisor about the availability of this deferral election and its requirements. The Fund’s positions in FLEX Options may reduce the amount of long-term capital gains, and thus, reduce the amount of distributions eligible to be capital gain dividends.

Taxes on Exchange Listed Shares

If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

Taxes and Purchases and Redemptions of Creation Units

If you exchange securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and any cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of the FLEX Options

The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market but will be subject to the straddle rules.

However, the Fund’s investments in offsetting positions with respect to the U.S. Equity Index may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax (“backup withholding”) from dividends and capital gains distributions paid to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify to the Fund that he or she is not subject to backup withholding. The current backup withholding rate is 24%. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will generally be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below.

However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. Amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Distributions to, and gross proceeds from dispositions of Shares by, (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners may be subject to a U.S. withholding tax of 30%. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Distributions and Taxes” in the SAI for more information.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

Net Asset Value

US Bancorp Fund Services LLC (“USBFS”), the Fund’s administrator and fund accounting agent, calculates the Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. E.S.T.) every day the New York Stock Exchange is open. The NAV for one Share is the value of that Share’s portion of the net assets of the Fund, which is calculated by taking the market price of the Fund’s total assets, including any interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent is the NAV per Share.

Section 2(a)(41) of the 1940 Act provides that when a market quotation is readily available for a fund’s portfolio investments, such investment must be valued at the market value. Rule 2a-5 under the 1940 Act defines a readily available market quotation as “a quoted price (unadjusted) in active markets for identical investments that the fund can access at a measurement date, provided that a quotation will not be readily available if it is not reliable.” If a market quotation is not “readily available” the portfolio investment must be fair valued as determined in good faith by a fund’s board of trustees. Rule 2a-5 allows a fund’s board of trustees to designate the fund’s investment adviser as the “valuation designee” to perform fair value determinations subject to certain conditions. In accordance with Rule 2a-5, the Board has appointed Innovator as the “Valuation Designee” for the Fund’s portfolio investments. Investments will be fair valued as determined in good faith in accordance with the policies and procedures established by Innovator as the Valuation Designee pursuant to Rule 2a-5 and approved by, and subject to the oversight of, the Board of Trustees. As a general principle, “fair value” represents a good faith approximation of the value of a portfolio investment and is the amount the Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. The use of fair value prices may result in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. While the Valuation Procedures (defined below) are intended to result in the Fund’s NAV calculation that fairly reflects the values as of the time of pricing, the fair value determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.

FLEX Options listed on an exchange (e.g., Cboe) will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Fund’s option has a same-day market trading price, this same-day market trading price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Sub-Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s NAV. If either pricing vendor is not available to provide a model price for that day, the value of a FLEX option will be determined by Innovator as Valuation Designee in accordance with the Valuation Procedures. In instances where in the same trading day, a particular FLEX Option is represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or a redemption unit), for valuation purposes that trading day the Fund will default to use the trade price for both instances, rather than the model price otherwise available for the in-kind transaction.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price.

Exchange-traded options (other than FLEX Options) and futures contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be valued at fair value. Any fair value determination will be made in accordance with the policies and procedures established by Innovator as Valuation Designee in accordance with Rule 2a-5.

USBFS may obtain all market quotations used in valuing securities from a third-party pricing service vendor (a “Pricing Service”). If no quotation can be obtained from a Pricing Service, then USBFS will contact Innovator. Innovator is responsible for establishing the valuation of portfolio securities and other instruments held by the Fund in accordance with the pricing and valuation procedures adopted by the Board (the “Valuation Procedures”). Innovator will then attempt to obtain one or more broker quotes for the security daily and will value the security accordingly.

If no quotation is available from either a Pricing Service, or one or more brokers, or if Innovator has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by Innovator in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following: (a) the type of security; (b) the size of the holding; (c) the initial cost of the security; (d) transactions in comparable securities; (e) price quotes from dealers and/or pricing services; (f) relationships among various securities; (g) information obtained by contacting the issuer, analysts, or the appropriate stock exchange; (h) an analysis of the issuer’s financial statements; and (i) the existence of merger proposals or tender offers that might affect the value of the security.

With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell Shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its Shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

For more information about how the Fund’s NAV is determined, please see the section in the SAI entitled “Determining Offering Price and Net Asset Value.”

Fund Service Providers

US Bancorp Fund Services LLC is the administrator and transfer agent for the Trust. U.S. Bank, N.A. serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information showing the number of days the market price of Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.innovatoretfs.com.

Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Rule 12d1-4 under the 1940 Act provides the requirements under which an investment company may invest in securities of another investment company beyond the limits prescribed in Section 12(d)(1) of the 1940 Act. Any investment by another investment company in the Fund, or by the Fund in another investment company, must comply with Rule 12d1-4 in order to exceed the limits contained in Section 12(d)(1).

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. The total returns in the table represent how much an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single Fund Share. The information below has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR, which is available upon request.

Innovator ETFs® Trust

Financial Highlights

Innovator Premium Income 30 Barrier ETF™ — October

		Investment Operations:			Less Distributions From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total From Investment Operations	Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
10/31/2024	$23.86	$1.08	$0.44	$1.52	$(1.30)	$(0.25)	$(0.03)	$(1.58)
10/31/2023(e)	$23.82	$0.09	$(0.08)	$0.01	$—	$—	$—	$—
					Supplemental Data and Ratios
For the Year Ended	ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return		Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)
10/31/2024	$0.01	$23.81	6.53%		$21,430	0.79%	4.46%	—%
10/31/2023(e)	$0.03	$23.86	0.17	%(f)	$13,720	0.79%	5.06%	—	%(f)

(a)      Net investment income per share has been calculated based on average shares outstanding during the year.

(b)      Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)      Portfolio turnover rate excludes in-kind transactions.

(d)      Annualized for periods less than one year.

(e)      Inception date of the Fund was September 29, 2023.

(f)      Not annualized for periods less than one year.

Innovator Premium Income 30 Barrier ETF™ — October

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund’s most recent SAI, annual or semi-annual reports and certain other information such as Fund financial statements are available free of charge by calling the Fund at (800) 208-5212, on the Fund’s website at www.innovatoretfs.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Innovator Capital Management, LLC 200 W. Front Street Wheaton, Illinois 60187 (800) 208-5212 www.innovatoretfs.com	SEC File #: 333-146827 811-22135

Prospectus

Innovator Premium Income 40 Barrier ETF™ — October

(Cboe BZX — OCTQ)

February 28, 2025

Innovator Premium Income 40 Barrier ETF™ — October (the “Fund”) is a series of
Innovator ETFs® Trust (the “Trust”) and is an actively managed ETF.

• The Fund invests in FLexible EXchange Options (“FLEX Options”) that reference the S&P 500® Price Return Index (the “U.S. Equity Index”) and U.S. Treasury bills (“U.S. Treasuries”) to employ an income-oriented “defined outcome strategy.” Defined outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The outcomes sought by the Fund, which include the defined distributions and barrier discussed below (the “Outcomes”), are contingent on the performance of the U.S. Equity Index’s price return and the yield of the U.S. Treasuries over an approximately one-year period from October 1 through September 30 of the following year (the “Outcome Period”). The current Outcome Period is from October 1, 2024 through September 30, 2025. The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another Outcome Period will begin. The Fund and the sought-after Outcomes are designed for shareholders who invest from the commencement of the Outcome Period through the end of the Outcome Period. If an investor purchases shares of the Fund (“Shares”) after the Outcome Period has begun or sells Shares prior to the expiration of the Outcome Period, the investment outcomes experienced by such investor will differ from the Fund’s sought-after Outcomes. There is no guarantee that the Outcomes for an Outcome Period will be realized.

•   As further described in this Prospectus, the Fund’s principal investment strategy seeks to provide the following investment profile over each Outcome Period:

•   Defined Distributions:    The Fund seeks to provide shareholders distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 5.20% prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each March, June, September and December will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). The Defined Distribution Rate is applicable only to those investors who hold Shares for an entire Outcome Period and is not guaranteed. See “Principal Investment Strategies – Fund Portfolio”.

•   Barrier:    The Fund seeks to provide an investment “barrier” — an investment strategy whereby a payoff depends upon whether an underlying asset or index has breached a predetermined performance level. For each Outcome Period, the Fund will establish a barrier against losses for shareholders that is based upon the performance of the U.S. Equity Index over the duration of each Outcome Period, whereby shareholders are not expected to experience losses over the course of an Outcome Period if the market value of the U.S. Equity Index decreases by 40% or less, calculated from the commencement of the Outcome Period to the final day of the Outcome Period (the “Barrier”). Shareholders will be subject to the entirety (i.e., one-to-one exposure) of the downside of the U.S. Equity Index’s performance calculated from the commencement of the Outcome Period to the final day of the Outcome Period if, at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier. At the conclusion of each Outcome Period, the Fund will establish a new Barrier (i.e., beginning at 40% of U.S. Equity Index losses) for the next Outcome Period. The Barrier level beginning at 40% of losses of the U.S. Equity Index will remain constant from one Outcome Period to the next. Please note, the operation of the Barrier is not guaranteed. Unlike other funds that utilize defined outcome investment strategies, the Fund does not provide a buffer against all U.S. Equity Index losses or a floor that provides a maximum amount of U.S. Equity Index losses. As a result, an investor can lose its entire investment prior to consideration of any Defined Distribution payments. As further described in this prospectus, shareholders will be subject to “Initial Breach Losses” and “Full Breach Losses” with respect to the Barrier. See “Principal Investment Strategies – The Barrier” for additional information.

•   Outcomes:    The Fund is designed to provide investors with Outcomes for each Outcome Period that is equal to the Defined Distribution Rate, less the losses experienced by the U.S. Equity Index if such losses exceed the Barrier at the end of the Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced a positive price return, or price return losses that are less than the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the U.S. Equity Index has experienced losses at the end of the Outcome Period that exceed the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value reflecting the losses experienced by the U.S. Equity Index losses, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the U.S. Equity Index over each Outcome Period.

Investors that purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. See “Principal Investment Strategies – General Strategy Description and – Intra-Outcome Period”.

•   The Outcomes are provided prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets are considered, the Defined Distribution Rate is 4.41%. In addition, any loses that an investor experiences in relation to the Barrier will be reduced by the Fund’s annual management of 0.79%. The Outcomes will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

•   The Fund’s FLEX Options positions will not provide upside exposure to the price return of the U.S. Equity Index and therefore the Fund will not participate in any increases in the price return of the U.S. Equity Index over the duration of the Outcome Period. Notwithstanding the above, the Fund is subject to the possibility of experiencing the significant losses of the U.S. Equity Index if its price return falls below the Barrier. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of U.S. Equity Index.

•   The Outcomes may only be realized by investors who hold Shares at the outset of the Outcome Period and continue to hold such Shares until the conclusion of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes on the last day of each Outcome Period. It should not be expected that the Outcomes, including the net effect of the Fund’s annual management fee on the Outcomes, will be provided at any point prior to the last day of the Outcome Period. Investors considering purchasing Shares after the Outcome Period has begun or selling Shares prior to the end of the Outcome Period should visit the website referenced below to fully understand the potential Outcomes.

•   The Fund’s website, www.innovatoretfs.com/octq, provides important Fund information (including, among other items, Outcome Period start and end dates, information relating to the Defined Distributions, the Defined Distribution Rate and the potential Outcomes related to the Barrier), as well information relating to the potential outcomes of an investment in the Fund on a daily basis. If you are contemplating purchasing Shares, please visit the Fund’s website.

Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund. The Fund has characteristics unlike many other traditional investment products and may not be suitable for all investors.

The Fund lists and principally trades its Shares on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices may differ to some degree from the net asset value of Shares. Unlike mutual funds, the Fund issues and redeems Shares at NAV only in large blocks of Shares called “Creation Units.” The Fund is a series of the Trust and is an actively managed exchange-traded fund organized as a separate series of a registered management investment company.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Innovator Premium Income 40 Barrier ETF™ – October

Investment Objective

The Fund seeks to provide investors, over the period from October 1, 2024 to September 30, 2025, with an investment that provides a high level of income through a Defined Distribution Rate of 5.20% (prior to taking into account management fees and other fees) and that is not subject to any losses experienced by the U.S. Equity Index that are at or below a 40% Barrier and is subject to initial losses experienced by the U.S. Equity Index beginning at the 40% Barrier and to the full extent of U.S. Equity Index losses on a one-to-one basis beginning at 41%.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.79%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.
	1 Year	3 Years	5 Years	10 Years
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:	$81	$252	$439	$978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

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Principal Investment Strategies

General Strategy Description.    The Fund is an actively managed exchange-traded fund (“ETF”) that invests in U.S. Treasury bills (the “U.S. Treasuries”) and FLexible EXchange® Options (“FLEX Options”) that use as a reference asset a broad-based U.S. equity index, specifically the S&P 500® Price Return Index (the “U.S. Equity Index”). Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand the characteristics of the Fund before making an investment in the Fund. As described further below, the Fund differs from other funds that utilize a defined outcome investment strategy. The Fund does not provide a buffer against all U.S. Equity Index losses or a floor that provides a maximum amount of U.S. Equity Index losses. As a result, an investor can lose its entire investment prior to consideration of any Defined Distribution payments. As further described below, the Fund’s principal investment strategy seeks to provide the following investment profile over an approximately one-year period from October 1 to September 30 of the following year (the “Outcome Period”):

•   Defined Distributions:    The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 5.20%, prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is based on market conditions at the onset of the Outcome Period and is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each March, June, September and December will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Defined Distribution Rate” for additional information.

•   Barrier:    The Fund seeks to provide an investment “barrier” — an investment strategy whereby a payoff depends upon whether an underlying asset or index has breached a predetermined performance level. For each Outcome Period, the Fund will establish a barrier against losses for shareholders that is based upon the performance of the U.S. Equity Index over the duration of each Outcome Period, whereby shareholders are not expected to experience losses over the course of an Outcome Period if the market value of the U.S. Equity Index decreases by 40% or less, calculated from the commencement

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of the Outcome Period to the final day of the Outcome Period (the “Barrier”). If at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier, the Fund will experience one of two loss profiles:

•   If at the conclusion of the Outcome Period the market value of the U.S. Equity Index has decreased in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period in an amount that is greater than the Barrier (40%) but less than or equal to 41%, the Fund will be subject to U.S. Equity Index losses on an accelerated basis from 0% to 41%, which will correspond to the U.S. Equity Index losses from 40% to 41% (the “Initial Breach Losses”). See “Principal Investment Strategies — The Barrier — Initial Breach Losses.”

•   If at the conclusion of the Outcome Period the market value of the U.S. Equity Index decreases in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period in an amount that is greater than 41%, the Fund will be subject to the full extent of U.S. Equity Index losses on a one-to-one basis (the “Full Breach Losses”). See “Principal Investment Strategies — The Barrier — Full Breach Losses.”

At the conclusion of each Outcome Period, the Fund will establish a new Barrier (i.e., beginning at 40% of U.S. Equity Index losses) for the next Outcome Period. The Barrier level beginning at 40% of losses of the U.S. Equity Index and the level at which Full Breach Losses commence (41%) will each remain constant from one Outcome Period to the next. There is no guarantee that the Fund will be successful in its attempt to implement the Barrier. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Barrier” for additional information.

•   Outcomes:    The pre-determined outcomes sought by the Fund, which include the Defined Distributions and the Barrier (the “Outcomes”) are designed to provide investment performance for each Outcome Period that is equal to the Defined Distribution Rate, less the Initial Breach Losses or Full Breach Losses, as applicable, if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced (in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period) a positive price return, or price return losses that are less than the Barrier, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the U.S. Equity Index has experienced losses at the end of the Outcome Period that exceed the Barrier (in comparison to the market value of the U.S. Equity Index at the beginning of the Outcome Period), the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value equal to the Initial Breach Losses or Full Breach Losses, as applicable, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the U.S. Equity Index over the Outcome Period. See “Principal Investment Strategies — Fund Portfolio” and “Principal investment Strategies — The Outcome Period” for additional information. The Fund and the sought-after Outcomes are designed for shareholders who invest and hold Shares from the commencement of the Outcome Period through the end of the Outcome Period. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of

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whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. If an investor purchases Shares after the Outcome Period has begun or sells Shares prior to the conclusion of the Outcome Period, the Outcomes experienced by the investor will differ from the Fund’s sought-after Outcomes. See “Principal Investment Strategies – Intra-Outcome Period”.

The Fund seeks a high level of income that exceeds an investment in U.S. Treasuries with premiums generated from the Fund’s FLEX Options positions. As further described below, the Fund will purchase U.S. Treasuries and enter into a series of FLEX Option contracts that provides additional income to the Fund by virtue of premiums received from sold FLEX Options. The Fund is designed to provide Defined Distributions based on a Defined Distribution Rate that is established at the commencement of each Outcome Period. The Defined Distribution Rate is based upon prevailing market conditions for both the U.S Treasuries and the FLEX Options on the first day of the Outcome Period and will be further reduced by the Fund’s annual management fees, any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the current Outcome Period, the Defined Distribution Rate is 5.20% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 4.41%. While the Defined Distribution Rate is expected to remain constant over the Outcome Period for shareholders who hold Shares continuously from the commencement of the Outcome Period until its conclusion, the Defined Distribution Rate is not guaranteed. The Defined Distribution Rate is based on the NAV per Share at the commencement of the Outcome Period and any shareholders that initially invest at a Share price that differs from this NAV will not experience the Defined Distribution Rate. Because the Defined Distribution Rate is based upon prevailing market conditions at the beginning of an Outcome Period, the Defined Distribution Rate will rise or fall from one Outcome Period to the next.

Fund shareholders also will be subject to losses experienced by the U.S. Equity Index if the U.S. Equity Index experiences losses from the commencement of the Outcome Period to its conclusion that exceed the Barrier. The Fund will seek to set the Barrier at 40% of U.S. Equity Index losses at the end of each Outcome Period. If at the end of the Outcome Period the U.S. Equity Index has experienced a positive price return, or price return losses that are less than the Barrier, the Fund will not experience any of the losses of the U.S. Equity Index and is designed to provide returns that equal the Defined Distribution Rate. However, if the U.S. Equity Index has decreased in value below the Barrier at the end of the Outcome Period, the Fund’s investments will generate Outcomes that equal the Defined Distribution Rate less the Initial Breach Losses or Full Breach Losses, as applicable. The Fund will not benefit from any increases in the U.S. Equity Index over the course of an Outcome Period but is subject to the possibility of significant losses experienced by the U.S. Equity Index if the value of the U.S. Equity Index drops below the Barrier at the end of the Outcome Period. A shareholder could lose its entire investment. The Fund will not receive or benefit from any dividend payments made by the constituents of the U.S. Equity Index.

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The current Outcome Period is from October 1, 2024 through September 30, 2025. Upon the conclusion of the Outcome Period, the Fund will receive the value of its investments in the U.S. Treasuries upon the maturity of such U.S. Treasuries and deliver cash owed on its FLEX Options positions, if any. At the commencement of the new Outcome Period, the Fund will enter into new FLEX Options with an expiration date of approximately one year and invest in U.S Treasuries with maturity dates on or about each Distribution Date, the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period. The Outcomes may only be realized by shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. See “Principal Investment Strategies – Intra-Outcome Period” and “Principal Investment Strategies – The Outcome Period” for additional information.

Fund Portfolio.    The Fund’s investment sub-adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”) will pursue the Fund’s investment objective through the combination of FLEX Options positions that reference the U.S. Equity Index and in U.S. Treasuries. As further described below, the Fund will invest proceeds from investments in the Fund, together with the FLEX Options premium net proceeds, in U.S. Treasuries in seeking to provide the Defined Distribution Rate.

FLEX Options are exchange-traded option contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. See “Principal Risks – Derivatives Risk – FLEX Options Risk”. The Fund’s FLEX Options positions have expiration dates on or about the final date of the Outcome Period. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option contract the right to buy or sell a particular asset at a specified future date at an agreed upon price. An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the seller of the put option contract (i.e., the “writer”) the obligation to buy (if the option is exercised), a specified amount of an underlying security at a pre-determined price (the strike price). The FLEX Options used by the Fund are European-style option contracts, meaning that the FLEX Options may only be exercised on the expiration date. The FLEX Options are not guaranteed to perform as expected. See “Principal Risks – Barrier Risk” and “Principal Risks – Derivatives Risk – FLEX Options Risk” below for additional information. Each of the FLEX Options sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options sold on the first day of the Outcome Period. The reference asset for the Fund’s FLEX Options positions is the U.S. Equity Index. The U.S. Equity Index is a large-cap, market-weighted, U.S. equities index that tracks the price return of the 500 leading companies in leading industries, excluding dividends. Through its use of FLEX Options that provide exposure to the U.S. Equity Index, the Fund has significant exposure to companies in the information technology sector. For more information on the U.S. Equity Index, please see the section of the prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The Fund also purchases U.S. Treasuries that align with the quarterly Distribution Dates for the effective management of the Fund’s portfolio and Defined Distributions, with the majority of the Fund’s assets invested in U.S. Treasuries that expire on or about the final Distribution Date at the conclusion of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

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The below chart represents the Fund’s investment portfolio and related investment function of each component.

Innovator Premium Income 40 Barrier ETF – Fund Holdings

Portfolio Investment	Investment Terms	Investment Function	Investment Maturities/Expirations
U.S. Treasuries	Investments in the Fund and premiums generated from the Fund’s put FLEX Option positions are invested in U.S.Treasury bills supported by full faith and credit of U.S. Government	Treasury Income	Quarterly to align with the Defined Distributions, including the final day of the Outcome Period
Sold Put FLEX Option Contract on U.S. Equity Index

Fund sells an out-of-the-money put FLEX Option (i.e., the strike price is less than the current asset price) at 60% of then-current value of the U.S. Equity Index at the beginning of the outcome Period

Premium generated from selling put FLEX Option which is subsequently invested in U.S. Treasuries

Position provides one-to-one downside exposure to the U.S. Equity Index starting at 60% of the then-current value of the U.S. Equity Index

Final day of the Outcome Period
Put Spread FLEX Option Contracts on U.S. Equity Index

Fund sells and purchases a package of 40 put FLEX Option contracts at approximately 60% and approximately 59%, respectively of then-current value of the U.S. Equity Index at the beginning of the Outcome Period

		Net premiums generated from the put spread are subsequently invested in U.S. Treasuries Positions provide the Barrier, Initial Breach Losses, and Full Breach Losses	Final day of the Outcome Period

The Sub-Adviser seeks to specifically select the strike price for each FLEX Option contract held by the Fund such that if the FLEX Options were exercised on the expiration date (the final day of the Outcome Period), the Fund’s portfolio would provide a 40% Barrier with losses experienced by the Fund beginning at 40% of losses on an initial accelerated basis and experienced to the full extent of the U.S. Equity Index losses on a one-to-one basis starting at 41% of losses. The Fund’s portfolio holdings are as detailed below:

•   A sold put FLEX Option with a strike price at 60% of the value of the U.S. Equity Index at the commencement of the Outcome Period. The sold put FLEX Option provides one-to-one downside for all losses that exceed the strike price. In exchange for selling the put FLEX Option, the Fund will receive a premium that will be invested in the U.S. Treasuries and be part of the Defined Distribution Rate.

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•   A “put option spread” strategy which uses a package of 40 purchased and sold put FLEX Options that reference the U.S. Equity Index. The Fund will sell put FLEX Options with a strike price of approximately 60% of the price of the U.S. Equity Index at the commencement of each Outcome Period. The Fund will simultaneously purchase the same number of put FLEX Options with a strike price of approximately 59% of the price of the U.S. Equity Index at the commencement of each Outcome Period. The 40 purchased put options with a 1% spread results in the Barrier, Initial Breach Losses and Full Breach Losses, as applicable. Specifically, the 1% spread for each of the 40 put options subjects the Fund to U.S. Equity Index losses at the conclusion of the Outcome Period on an initial accelerated basis from 0% to 41% which will correspond to the U.S. Equity Index losses from 40% to 41% at the conclusion of the Outcome Period. The 40 sold put options expose the Fund to the extent of U.S. Equity Index Losses exceed 41% on a one-to-one basis at the conclusion of the Outcome Period. The Fund invests the net premiums generated from the purchased and sold put FLEX Options in U.S. Treasuries to be included as part of the Defined Distribution Rate.

•   The Fund uses proceeds from the sale of Shares to purchase U.S. Treasuries that mature at the end of the Outcome Period. The Fund receives premiums from its FLEX Options positions and invests the proceeds in U.S. Treasuries with maturities that align with the Distribution Dates. The U.S. Treasuries are entitled to an interest rate, which when added to the premiums received for selling FLEX Options, produce the Defined Distribution Rate. The Defined Distribution Rate is distributed to shareholders in Defined Distributions.

Intra-Outcome Period.    It is anticipated that during the Outcome Period the Fund’s NAV will not change in value at the same rate as the U.S. Equity Index, and in some instances may not be correlated to the movements in the value of the U.S. Equity Index. The Fund’s NAV is based upon the value of its portfolio. During each Outcome Period, the Fund’s NAV will be subject to increases and decreases in the market value of the U.S. Treasuries until the U.S. Treasuries held by the Fund mature. The value of the Fund’s FLEX Options positions, which expire at the conclusion of an Outcome Period, will also impact the Fund’s NAV and is dependent upon additional factors. Although the value of the U.S. Equity Index is a significant component of the value of the Fund’s FLEX Options, the time remaining until the FLEX Options expire and other factors, including current interest rates and volatility rates, will also affect their value. The Sub-Adviser, anticipates that the value of the FLEX Options, and therefore the Fund’s NAV, may increase on days when the U.S. Equity Index increases (if the U.S. Equity Index is below its original value at the start of the Outcome Period) and may decrease on days when the U.S. Equity Index’s level decreases, but that the rate of change will be less than that experienced by the U.S. Equity Index. Because the Fund will not participate in upside exposure to the U.S. Equity Index for the entirety of an Outcome Period, to the extent the value of the U.S. Equity Index increases beyond the initial value at the commencement of the Outcome Period, the value of the Fund’s FLEX Options are not expected to have corresponding price movements. The effect of the Barrier on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, the proximity of the value of the U.S. Equity Index to the Barrier will have a significant impact on the value of the Fund’s FLEX Options and the direction and rate of change of the Fund’s NAV as compared to that of the U.S. Equity Index. Similar to other securities with established

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dividend or distribution payment dates, it is expected that the Fund’s NAV may increase or decrease immediately prior to and following a Distribution Date. As a result, it is possible that the Fund’s NAV could decrease notwithstanding an increase in the U.S. Equity Index. It is anticipated that the Fund will be subject to significant changes in the value of the FLEX Options, and therefore the Fund’s NAV, at the end of the Outcome Period depending on the proximity of the value of the U.S. Equity Index to the Barrier. As a result, as time approaches the expiration date of the FLEX Options, subsequent movements in the value of the U.S. Equity Index may have dramatic impacts on the Fund’s NAV. Investors should understand this potential relationship before investing in the Fund.

Investors purchasing Shares after the Outcome Period has begun or selling Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Such experience may be impacted as detailed below:

•   Impact on the Defined Distribution Rate:    The Defined Distribution Rate is measured against the NAV per Share at the commencement of the Outcome Period and is only applicable to shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. Investors purchasing Shares after an Outcome Period commences will have a different effective Defined Distribution Rate as a result of any differences versus the price of the Shares purchased versus that of the Fund’s NAV at the commencement of the Outcome Period. See “Additional Information About the Fund’s Principal Investment Strategies.”

•   Impact on the Barrier:    If an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value which will affect the amount of losses the U.S. Equity Index may incur before the Barrier. The effect of the Barrier on the sought-after Outcomes is measured at the end of the Outcome Period, regardless of whether the level of the U.S. Equity Index has produced losses that exceed the Barrier at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the U.S. Equity Index is likely to have changed in value and will affect the amount of losses the U.S. Equity Index may incur before the Barrier is breached. If the U.S. Equity Index has decreased in value, such intra-Outcome Period investor will not receive a full 40% Barrier. If an investor is considering purchasing Shares during the Outcome Period, and the value of the U.S. Equity Index has already decreased, an investor purchasing Shares at that time will receive less of a Barrier or no Barrier that the Fund seeks to offer for the remainder of the Outcome Period. Although the effect of the Barrier with respect to the Fund’s designed Outcomes over an Outcome period is measured only at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier and subsequent movements in the value of the U.S. Equity Index.

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The Outcome Period.    The Outcome Period is from October 1 to September 30 of the following year and begins on the day the FLEX Options are entered into and ends approximately one year later on the expiration date for the FLEX Options. Because the terms of the FLEX Options will not change over the course of the Outcome Period, the Barrier is measured against the value of the U.S. Equity Index at the onset of the Outcome Period. In addition, certain of the Fund’s U.S. Treasuries will mature at or near the end of each Outcome Period. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares at the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes. The Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

U.S. EQUITY INDEX VERY NEGATIVE SCENARIO
U.S. EQUITY INDEX NEGATIVE SCENARIO
U.S. EQUITY INDEX FLAT SCENARIO
U.S. EQUITY INDEX POSITIVE SCENARIO
Profit
Loss
DEFINED DISTRIBUTION RATE
TARGETED 40% BARRIER
-100%
-100% + Defined Distribution Rate*
-35%
0%
U.S. Equity Index
Fund

* Please note: this graph is provided merely to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the U.S. Equity Index, the Barrier and the Defined Distribution Rate. There is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

The following table contains hypothetical examples designed to illustrate the operationality of the Fund and the Outcomes it seeks to provide over an Outcome Period. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the U.S. Equity Index, the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the U.S. Equity Index, the FLEX Options or the Fund. The actual overall performance of the Fund will vary during the Outcome Period. While the Fund’s FLEX Options

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performance includes premiums generated from such FLEX Options, the below table reflects that premiums generated from the Fund’s FLEX Options positions are included in the Defined Distribution Rate. Please refer to the Fund’s website, www.innovatoretfs.com/octq, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

U.S. Equity Index Performance	-100%	-50%	-45%	-35%	0%	10%	20%	50%	100%
FLEX Options Performance	-100%*	-50%*	-45%*	0%*	0%*	0%*	0%*	0%*	0%*
Fund Performance	-100% + Defined Distribution Rate**	-50% + Defined Distribution Rate**	-45% + Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**

*           The FLEX Options’ performance includes the premium received by the Fund for selling such options, which is not reflected in this figure, but is included in the Defined Distribution Rate indicated below.

**         The Fund’s performance is equal to the Defined Distribution Rate minus the losses experienced by the U.S. Equity Index that exceed the Barrier, if any. The Defined Distribution Rate is set on the first day of the Outcome Period and is 5.20% prior to taking into any account fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 4.41%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Defined Distribution Rate, and therefore the performance delivered by the Fund to the Fund’s shareholders.

The Defined Distribution Rate.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the course of the Outcome Period is the Defined Distribution Rate, less the Initial Breach Losses or Full Breach Losses, as applicable, if the losses of the U.S. Equity Index exceed the Barrier at the end of the Outcome Period (in comparison to the market value of the U.S. Equity Index at the commencement of the Outcome Period). The Defined Distribution Rate, which is paid out via the Defined Distributions, is determined at the commencement of each Outcome Period and represents the expected payment rate an investor can achieve from an investment in Shares over the duration of the Outcome Period, however such payment rate is not guaranteed. The Defined Distribution Rate is the result of the premiums received from the Fund’s sold FLEX Options and the income received by the Fund through its investments in U.S. Treasuries. The Defined Distribution Rate is calculated against the Fund’s NAV per Share at the commencement of the Outcome Period and is only representative to shareholders who invest in Shares at this NAV per Share. If a shareholder purchases Shares at a market price that differs from that of the NAV per Share at the commencement of the Outcome Period, such shareholder will experience a different rate than the Defined Distribution Rate.

During each Outcome Period, the Fund will purchase and sell FLEX Options and use the proceeds from the sale of Shares to purchase U.S. Treasuries. The amount of premiums the Fund receives for selling FLEX Options as well as the interest rate for the U.S. Treasuries, and therefore the Defined Distribution Rate of the Fund, will be dependent upon prevailing market conditions at the time the Fund enters into the FLEX Options and purchases U.S. Treasuries, most notably, current interest rates and volatility in the U.S. Equity Index. The Defined Distribution Rate for the current Outcome Period is 5.20% prior to taking into account any fees or expenses charged to shareholders.

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When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 4.41%. The Defined Distribution Rate will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the purposes of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. The Defined Distribution Rate is also set forth on the Fund’s website at www.innovatoretfs.com/octq.

The Fund distributes the Defined Distribution Rate through the Defined Distributions. Defined Distributions are paid on the first business day of the month following the quarter-end (each a Distribution Date), to shareholders of record on the last business day of each March, June, September and December. The Defined Distribution Rate is only applicable to investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. The Defined Distribution Rate will remain constant for such investors over the course of a single Outcome Period. However, the Defined Distribution Rate will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Defined Distribution Rate and Defined Distributions should be considered before investing in the Fund. If an investor is considering purchasing Shares after the Outcome Period has commenced, and the Fund has already made some or all of its Defined Distributions, an investor purchasing Shares will not receive the same Defined Distribution Rate for the remainder of the Outcome Period but will still remain vulnerable to the entirely of the significant downside risks associated with the Barrier. In such an instance, the investor may experience significantly different Outcomes than those the Fund seeks to provide. There is no guarantee that the Fund will successfully achieve its investment objective.

The Barrier.    Fund shareholders are subject to all of the losses experienced by the U.S. Equity Index, however the Fund provides the Barrier such that investors will only experience losses if the U.S. Equity Index experiences losses that exceed the Barrier at the end of the Outcome Period. The Barrier is set at a level such that investors are not expected to experience losses against the first 40% of U.S. Equity Index losses over the course of the Outcome Period, to the extent the U.S. Equity Index decreases in value by 40% or less. The Barrier is provided irrespective of the Fund’s annual management fee, transaction fees and any extraordinary expenses incurred by the Fund, however any losses that an investor experiences in relation to the Barrier will be reduced by the Fund’s annual management of 0.79% and further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period and it therefore should not be expected that the Barrier will be provided at any point prior to the last day of the Outcome Period. Investors purchasing Shares after the commencement of the Outcome Period at a point in which the U.S. Equity Index has changed in value will impact the amount of losses that may be experienced by the U.S. Equity Index before the Barrier is met. While the Fund seeks to provide the Barrier for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. There is no limit on losses the Fund could experience, and an investor may lose its entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

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The structure of the Fund’s FLEX Options is such that if at the conclusion of the Outcome Period, the U.S. Equity Index has breached the Barrier, the Fund will begin to experience losses starting at the Barrier. The Fund will experience one of two loss profiles: “Initial Breach Losses” or “Full Breach Losses”. As further described below, the operation of the Fund’s FLEX Options portfolio is such that, at the end of an Outcome Period, if U.S. Equity Index losses measured over the Outcome Period exceed the Barrier (40%) but are less than 41%, the Fund will experience, prior to the payment of any Distributions, accelerated losses from 0% to 41%. If, at the end of the Outcome Period, U.S. Equity Index losses measured over the Outcome Period exceed 41%, the Fund will experience, prior to the payment of any Distributions, one-to-one losses of the U.S. Equity Index.

•   Initial Breach Losses.    Initial Breach Losses occur when the U.S. Equity Index has exceeded the Barrier, but by an amount less than or equal to 41%. Initial Breach Losses occur as a result of the combination of the Fund’s put option spreads as well as the sold put option contract. Specifically, the Fund invests in a package of 40 put option spreads that provide losses of up to 1% for each spread while simultaneously selling a put FLEX Option that provides one-to-one downside exposure starting at 40% of U.S. Equity Index losses. If the U.S. Equity Index has exceeded the Barrier, but by an amount less than or equal to 41%, the Fund will experience the below losses over an Outcome Period, prior to the payment of Defined Distributions:

Outcome Period Initial and Full Breach Losses Profile

U.S. Equity Index Losses	Put Spread Losses	Put Losses	Fund Losses
-40.00%	0.00%	0.00%	0.00%
-40.25%	-10.00%	-0.25%	-10.25%
-40.50%	-20.00%	-0.50%	-15.50%
-40.75%	-30.00%	-0.75%	-30.75%
-41.00%	-40.00%	-1.00%	-41.00%
-42.00%	-40.00%	-2.00%	-42.00%

•   Full Breach Losses.    Full Breach Losses occur after U.S. Equity Index losses are equal to or exceed 41%. Full Breach Losses are a result of the Fund’s FLEX Options and expose the Fund to the extent of U.S. Equity Index Losses on a one-to-one basis over the course of the Outcome Period. As shown in the table above, if the U.S. Equity Index has exceeded 41%, the Fund’s put spread options will produce a loss of 40% and the Fund’s naked put FLEX Option will produce the remaining loss such that losses, in combination, will equal the losses of the U.S. Equity Index. There is no limit on losses the Fund can experience, and an investor may lose its entire investment.

The Barrier is measured at the end of the Outcome Period. While the Fund’s NAV is expected to move as a result in changes in the value of the Fund’s FLEX Options (which is dependent upon the movements of the U.S. Equity Index, among other reasons), the FLEX Options are European-style options and can only be exercised on the expiration date. Accordingly, the measuring value of the U.S. Equity Index is on the final day of the Outcome Period only, and therefore the Barrier is measured and effective only on the final day of the Outcome Period.

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Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and U.S. Treasuries, and another Outcome Period will commence.

Following the close of business on the last day of the Outcome Period, the Fund will disclose the Fund’s final Defined Distribution Rate (both gross and net of the unitary management fee) for the next Outcome Period on the Fund’s website, www.innovatoretfs.com. The Fund’s website will also provide information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and potential Outcomes related to the Barrier, of an investment in the Fund on a daily basis.

The Fund’s website, www.innovatoretfs.com/octq, provides information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and Barrier, of an investment in the Fund on a daily basis.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Defined Outcome Strategy Risk.    The Fund employs an income-oriented “defined outcome strategy”, and is therefore subject to certain unique risks, which are detailed below.

Barrier Risk.    The Fund establishes the Barrier based on the performance of the U.S. Equity Index over the duration of the Outcome Period, calculated from the commencement of the Outcome Period to its conclusion. The Fund begins to experience the entirety of the losses of the U.S. Equity Index if such losses breach the Barrier, through the Initial Breach Losses or Full Breach Losses, as applicable. To the extent the U.S. Equity Index decreases in value by 40% or less at the end of the Outcome Period, investors are not expected to experience the losses of the U.S. Equity Index. There is no guarantee that the Fund will be successful in its strategy to implement the Barrier and if the operationality of the Barrier fails, investors could experience losses of the U.S. Equity Index irrespective of the sought-after Barrier. Further, while the Fund subjects shareholders to Initial Breach Losses on an accelerated basis from 0% to 41% if the U.S. Equity Index experiences losses of between 40% to 41% and Full Breach Losses thereafter, such returns are not guaranteed, and if the FLEX Options fail to perform as expected, an investor could experience additional losses. A shareholder may lose its entire investment, prior to consideration of any Defined Distributions paid by the Fund. The effect of the Barrier is measured only at the end of the Outcome Period, regardless of whether the U.S. Equity Index has experienced losses that exceed the Barrier at any point

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during the Outcome Period. Although the effect of the Barrier is only measured at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier. In the event an investor purchases Shares after the commencement of the Outcome Period or sells Shares prior to the expiration of the Outcome Period, the Barrier that the Fund seeks to provide may be less or not available at all. In addition, the operationality of the Barrier is such that the Fund may experience dramatic changes in value of its NAV at the end of the Outcome Period, even if the changes in the U.S. Equity Index are minimal. If the U.S. Equity Index’s value is at or near the Barrier at the end of the Outcome Period, small changes in the value of the U.S. Equity Index could result in dramatic changes in the value of the FLEX Options and therefore the Fund’s NAV. Investors should understand these risks before investing in the Fund.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to Initial Breach Losses or Full Breach Losses, as applicable, if losses of the U.S. Equity Index exceeds the Barrier. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the U.S. Equity Index (relative to the initial value of the U.S. Equity Index at the commencement of the Outcome Period) despite being subject to all of the downside losses of the U.S. Equity Index after such losses exceed the Barrier. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as Fund will not experience any positive price returns of the U.S. Equity Index, if any, and the Fund would underperform the U.S. Equity Index to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

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Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the U.S. Equity Index and may underperform the U.S. Equity Index and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Barrier and Defined Distributions.

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FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the U.S. Equity Index’s price return has dropped below the Barrier. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the U.S. Equity Index. Depending on the value of the U.S. Equity Index at this time and its proximity to the Barrier, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the U.S. Equity Index. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the U.S. Equity Index’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the U.S. Equity Index’s price return, changes in interest rates, changes in the actual and implied volatility of the U.S. Equity Index, the Barrier and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 under the 1940 Act (“Rule 18f-4”) in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

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Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

U.S. Equity Index Risk.    Because the Fund is subject to the downside price returns of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier, the Fund is subject to the associated risks of the U.S. Equity Index. As such, the Fund may be subject to the following risks as a result of its exposure to the U.S. Equity Index through its usage of FLEX Options:

Equity Securities Risk.    The U.S. Equity Index tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the U.S. Equity Index. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines

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may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the U.S. Equity Index invests in.

Information Technology Companies Risk.    The U.S. Equity Index is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The U.S. Equity Index tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the U.S. Equity Index has decreased below the Barrier. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the U.S. Equity Index. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the U.S. Equity Index. Further, small changes in the value of the U.S. Equity Index at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the U.S. Equity Index, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the U.S. Equity Index on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes or interpretations affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

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Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country,

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group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to sell) on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only

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in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Barrier, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV and the bid/ask spread on Shares may widen.

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Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a “regulated Investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. In addition, depending on the time during an Outcome Period at which a shareholder purchases Shares and the performance of the Fund’s assets, all or a portion of a Defined Distribution may be characterized as ordinary income, return of capital or capital gain when received by the shareholder. Such characterization will impact the tax

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consequences to the shareholder of the Defined Distribution and shareholders should understand the tax consequences of each characterization before investing in the Fund. In addition, the Fund’s NAV at the end of an Outcome Period will be decreased by the amount of any distribution that is characterized as capital gain.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of two broad-based market indices: the S&P 500 Total Return Index and the S&P 500 Price Index. Both indices have the same constituents in the same weights. However, the S&P 500 Total Return Index assumes that any dividends paid out by index constituents have been reinvested in the index and the S&P 500 Price Return Index, which measures only the price movements of index constituents, does not. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Calendar Year Total Returns as of 12/31
20%
10%
0%
-10%
-20%
4.75%
2024

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The Fund’s highest quarterly return was 1.27% (quarter ended June 30, 2024) and the Fund’s lowest quarterly return was 1.01% (quarter ended December 31, 2024).
Average Annual Total Return as of December 31, 2024
Innovator Premium Income 40 Barrier ETF™ – October	1 Year	Since Inception (9/29/2023)
Return Before Taxes	4.75%	5.65%
Return After Taxes on Distributions	2.69%	3.52%
Return After Taxes on Distributions and Sale of Fund Shares	2.86%	3.44%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	30.48%
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)	23.31%	28.64%

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income taxes and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Management

Investment Adviser

Innovator Capital Management, LLC (“Innovator” or the “Adviser”)

Investment Sub-Adviser

Milliman Financial Risk Management LLC

Portfolio Managers

The following persons serve as the portfolio managers of the Fund.

•   Robert T. Cummings — Principal, Senior Director, Head of Portfolio Management at Milliman

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Mr. Cummings has served in this capacity since the Fund’s inception in September 2023. Mr. Rosenfeld has served in this capacity since July 2024.

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Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at NAV only with authorized participants that have entered into agreements with the Fund’s distributor and only in Creation Units or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests. The Fund may issue and redeem Shares in exchange for cash at a later date but has no current intention of doing so. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.innovatoretfs.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, return of capital or capital gain. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), Innovator and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investor Suitability Considerations

You should only consider this investment if:	You should not consider this investment if:

•   you fully understand the risks inherent in an investment in Shares;

•   you desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you understand, and are willing to bear, that the Fund is subject to losses of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period;

•   you are willing to hold Shares for the duration of the Outcome Period in order to achieve the Outcomes that the Fund seeks to provide;

•   you fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Barrier;

•   you understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are willing to forgo any gains experienced by the U.S. Equity Index;

•   you understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the U.S. Equity Index’s proximity to the Barrier;

•   you understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you are willing to accept the risk of losing your entire investment; and

•   you have visited the Fund’s website and understand the investment outcomes available to you based upon the time of your purchase.

•   you do not fully understand the risks inherent in an investment in Shares;

•   you do not desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you do not understand and/or are unwilling to bear that the Fund is subject to the losses of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier at the end of the Outcome Period;

•   you are not willing to hold Shares for the duration of the Outcome Period;

•   you do not fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Barrier;

•   you do not understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are unwilling to forgo any gains experienced by the U.S. Equity Index;

•   you do not understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the U.S. Equity Index’s proximity to the Barrier;

•   you do not understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you desire a level of protection and are unwilling to accept the risk of losing your entire investment; and

•   you have not visited the Fund’s website and do not understand the investment outcomes available to you based upon the timing of your purchase.

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Additional Information About the Fund’s Principal Investment Strategies

The Fund’s principal investment strategy seeks to produce the Outcomes based upon the Defined Distribution Rate and performance of the U.S. Equity Index. If the U.S. Equity Index increases in value over the course of the Outcome Period, or the U.S. Equity Index experiences losses that are less than the Fund’s sought-after protective Barrier over the course of the Outcome Period, the Fund is designed to provide Fund shareholders that hold Shares for the entire Outcome Period with returns that equal the Defined Distribution Rate. If the U.S. Equity Index experiences losses that exceed the Barrier over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Shares for the entire Outcome Period with the Defined Distribution Rate less the Initial Breach Losses or Full Breach Losses, as applicable. There is no guarantee that the Fund will be successful in its attempt to provide a Barrier. The Defined Distribution Rate is provided prior to taking into account annual Fund management fees equal to 0.79% of the Fund’s daily net assets, transaction fees and any extraordinary expenses incurred by the Fund. A portion of the Defined Distributions may be taxable as ordinary income, capital gains, or return of capital. The Fund will not benefit from any increases in the U.S. Equity Index over an Outcome Period but is subject to the possibility of experiencing the significant losses of the U.S. Equity Index if its price return falls below the Barrier. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of the U.S. Equity Index. The Fund intends to primarily use FLEX Options to implement its investment strategies, however, the Fund may use “over-the-counter” (“OTC”) option contracts if the Adviser deems such use to be advisable.

The reference asset for the option contracts utilized by the Fund will provide exposure to the U.S. Equity Index. The U.S. Equity Index tracks the price return of the S&P 500® Index, which is a large-cap, market-weighted, U.S. equities index that tracks the 500 leading companies in leading industries and is widely regarded as the best single gauge of large-cap U.S. equities. The U.S. Equity Index covers approximately 80% of available market capitalization. The U.S. Equity Index is rebalanced quarterly in March, June, September, and December. Milliman will determine whether the Fund’s option contracts will reference the U.S. Equity Index or the SPDR® S&P 500® ETF Trust at the commencement of each Outcome Period. Milliman expects that such determination will be based on the liquidity and pricing of such option contracts. The U.S. Equity Index is a price return index, meaning it tracks the prices of the constituents of the index, excluding dividends. The SPDR® S&P 500® ETF Trust is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests entirely in the S&P 500® Index. The Fund also invests in U.S. Treasuries, which will mature on approximately the last day of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), including the end of each Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The “Defined Distribution Rate” is an annualized payment rate established at the commencement of the Outcome Period that is the percentage of

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Defined Distributions per Share over an Outcome Period. The Defined Distribution Rate is based upon the Fund’s net asset value (“NAV”) at the commencement of each Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 5.20%, prior to taking into account any fees or expenses charged to shareholders.

Shareholders will also be subject to losses that exceed the Barrier, which is set at U.S. Equity Index losses that exceed 40% through Initial Breach Losses and Full Breach Losses. The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

* The Initial Breach Losses subject the Fund to U.S. Equity Index losses on an initial accelerated basis from 0% to 41% which will correspond to the U.S. Equity Index losses from 40% to 41%. The Full Breach Losses expose the Fund to one-to-one losses to the extent U.S. Equity Index Losses exceed 41%.

As described further in this prospectus, there are risks associated with an investment in the Fund and there is no guarantee the Fund achieve the Outcomes it seeks to provide. The Fund’s unique characteristics (i.e., the imperative of holding Shares for the entire Outcome Period, the Barrier and Defined Distribution Rate) distinguish it from other investment products and may make it an unsuitable some investors. Please also refer to the “Investor Suitability Considerations” table in this prospectus.

The Fund’s investment objective is considered non-fundamental and may be changed by the Board without shareholder approval. Additionally, the Fund may liquidate and terminate at any time without shareholder approval.

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Investment profile for Intra-Outcome Period Investors

The Fund is designed for shareholders who hold Shares for the entirety of the Outcome Period. If an investor purchases Shares after the Outcome Period has commenced or sells Shares prior to the Outcome Period’s conclusion, such investor will not receive the Outcomes sought to be delivered by the Fund, and will experience very different investment outcomes then the Fund seeks to provide.    Further, investors who purchase Shares after the commencement of the Outcome Period will have a different effective Defined Distribution Rate as a result of any changes in the Fund’s NAV since the commencement of the Outcome Period and Defined Distributions for an Outcome Period already paid. Following the commencement of an Outcome Period, the Fund seeks to provide shareholders who hold shares for the entirety of the Outcome Period with Defined Distributions paid by the Fund over the duration of the Outcome Period on remaining Defined Distribution Dates. An investor is expected to have the following investment profile for the remainder of an Outcome Period if such investor purchases shares after the commencement of the Outcome Period:

Fund Investments

Principal Investments

FLEX Options

FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC option contracts positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

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The FLEX Options in which the Fund will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Fund will purchase and sell put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. The Fund will utilize cash-settled FLEX Options, meaning that in the event the FLEX Options are exercised, it will be required to deliver the cash value representing the difference between the strike price and the then-current price of the reference asset.

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the FLEX Options held by the Fund are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by Innovator as the “Valuation Designee” pursuant to Rule 2a-5 of the 1940 Act (“Rule 2a-5”) and approved by, and subject to the oversight of, the Board. The Fund will enter into FLEX Options contracts in accordance with Rule 18f-4 under the 1940 Act, which requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.

U.S. Treasury Securities

U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury that are backed by the full faith and credit of the United States Government.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s statement of additional information (“SAI”), which is available at www.innovatoretfs.com.

Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above. The significance of each risk factor below may change over time and you should review each risk factor carefully.

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Principal Risks

Defined Outcome Strategy Risk.    The Fund employs an income-oriented “defined outcome strategy”, and is therefore subject to certain unique risks, which are detailed below.

Barrier Risk.    The Fund establishes the Barrier based on the performance of the U.S. Equity Index over the duration of the Outcome Period, calculated from the commencement of the Outcome Period to its conclusion. The Fund begins to experience the entirety of the losses of the U.S. Equity Index if such losses breach the Barrier, through the Initial Breach Losses or Full Breach Losses, as applicable. To the extent the U.S. Equity Index decreases in value by 40% or less at the end of the Outcome Period, investors are not expected to experience the losses of the U.S. Equity Index. There is no guarantee that the Fund will be successful in its strategy to implement the Barrier and if the operationality of the Barrier fails, investors could experience losses of the U.S. Equity Index irrespective of the sought-after Barrier. Further, while the Fund subjects shareholders to Initial Breach Losses on an accelerated basis from 0% to 41% if the U.S. Equity Index experiences losses of between 40% to 41% and Full Breach Losses thereafter, such returns are not guaranteed, and if the FLEX Options fail to perform as expected, an investor could experience additional losses. A shareholder may lose its entire investment, prior to consideration of any Defined Distributions paid by the Fund. The effect of the Barrier is measured only at the end of the Outcome Period, regardless of whether the U.S. Equity Index has experienced losses that exceed the Barrier at any point during the Outcome Period. Although the effect of the Barrier is only measured at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the U.S. Equity Index. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the U.S. Equity Index’s relative position to the Barrier. In the event an investor purchases Shares after the commencement of the Outcome Period or sells Shares prior to the expiration of the Outcome Period, the Barrier that the Fund seeks to provide may be less or not available at all. In addition, the operationality of the Barrier is such that the Fund may experience dramatic changes in value of its NAV at the end of the Outcome Period, even if the changes in the U.S. Equity Index are minimal. If the U.S. Equity Index’s value is at or near the Barrier at the end of the Outcome Period, small changes in the value of the U.S. Equity Index could result in dramatic changes in the value of the FLEX Options and therefore the Fund’s NAV. Investors should understand these risks before investing in the Fund.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to Initial Breach Losses or Full Breach Losses, as applicable, if losses of the U.S. Equity Index exceeds the Barrier. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the U.S. Equity Index (relative to the initial value of the U.S. Equity Index at the commencement of the Outcome

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Period) despite being subject to all of the downside losses of the U.S. Equity Index after such losses exceed the Barrier. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as the Fund will not experience any positive price returns of the U.S. Equity Index, if any, and the Fund would underperform the U.S. Equity Index to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the U.S. Equity Index and may underperform the U.S. Equity Index and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause

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the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Barrier and Defined Distributions.

FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the U.S. Equity Index’s price return has dropped below the Barrier. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the U.S. Equity Index. Depending on the value of the U.S. Equity Index at this time and its proximity to the Barrier, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the U.S. Equity Index. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the U.S. Equity Index’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the U.S. Equity Index’s price return, changes in interest rates, changes in the actual and implied volatility of the U.S. Equity Index, the Barrier and the remaining time to until the FLEX Options expire.

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Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. Option contracts may also involve the use of leverage, which could result in greater price volatility than other markets. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

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Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

U.S. Equity Index Risk.    Because the Fund is subject to the downside price returns of the U.S. Equity Index if the U.S. Equity Index losses exceed the Barrier, the Fund is subject to the associated risks of the U.S. Equity Index. As such, the Fund may be subject to the following risks as a result of its exposure to the U.S. Equity Index through its usage of FLEX Options:

Equity Securities Risk.    The U.S. Equity Index tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the U.S. Equity Index. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the U.S. Equity Index invests in.

Information Technology Companies Risk.    The U.S. Equity Index is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

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Large Capitalization Companies Risk.    The U.S. Equity Index tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the U.S. Equity Index by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the U.S. Equity Index has decreased below the Barrier. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the U.S. Equity Index. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the U.S. Equity Index. Further, small changes in the value of the U.S. Equity Index at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the U.S. Equity Index, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the U.S. Equity Index on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

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Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Values of securities may change due to factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of securities. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s investments and could result in disruptions in the trading markets. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors or other economic, political, or regulatory developments, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could result in disruptions to trading markets and could also adversely affect the prices and liquidity of a Fund’s holdings. Any of such circumstances could result in increased market volatility and/or have a materially negative impact on the value of Shares or the liquidity of an investment. During any such events, Shares may trade at greater premiums or discounts to their NAV and the bid/ask spread on Shares may widen. The future potential economic impact of any such future events is impossible to predict and could result in adverse market conditions that impact the performance of the Fund.

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Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). Authorized participants are not obligated to make a market in Shares or submit orders for the issuance or redemption of Creation Units. To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

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Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Barrier, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The Fund’s NAV represents the value of the Fund’s investments and is calculated by taking the sum of the Fund’s assets less the Fund’s liabilities, if any. The NAV per Share is the value of a Share’s portion of all of the Fund’s net assets. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV. Additionally, decisions by market makers and/or authorized participants or reduced effectiveness of the arbitrage process in maintaining the relationship of the Fund’s NAV to the market price of its Shares could result in the Shares trading at a premium, or discount to NAV and the bid/ask spread on Shares may widen.

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Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a RIC, however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price. In addition, depending on the time during an Outcome Period at which a shareholder purchases Shares and the performance of the Fund’s assets, all or a portion of a Defined Distribution may be characterized as ordinary income, return of capital or capital gain when received by the shareholder. Such characterization will impact the tax consequences to the shareholder of the Defined Distribution and shareholders should understand the tax consequences of each characterization before investing in the Fund. In addition, the Fund’s NAV at the end of an Outcome Period will be decreased by the amount of any distribution that is characterized as capital gain.

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Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. The Fund’s Valuation Procedures adopted Innovator as Valuation Designee (as reviewed, approved, and subject to the oversight of the Board) complies with Rule 2a-5 under the 1940 Act. Pursuant to Rule 2a-5, the Board oversees the implementation of the Valuation Procedures. While the Fund’s program is designed to contemplate the specific risks of the Fund, there is no guarantee the program will adequately do so each time, and value may not be properly selected for the Fund.

Management of the Fund

The Fund is a series of Innovator ETFs® Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Innovator Capital Management, LLC, 200 W. Front Street, Wheaton, Illinois 60187, serves as the Fund’s investment adviser. In its capacity as Adviser, Innovator has overall responsibility for selecting and monitoring the Fund’s investments and managing the Fund’s business affairs. Innovator serves as investment adviser to 150 exchange-traded funds, each of which is organized as a separate series of the Trust, a registered management investment company.

Investment Sub-Adviser

Milliman Financial Risk Management LLC, 71 South Wacker Drive, 31st Floor, Chicago, Illinois 60606, serves as the Fund’s investment sub-adviser. Milliman has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Managers

Robert T. Cummings and Jordan B. Rosenfeld serve as the Fund’s portfolio managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.

•   Robert T. Cummings — Principal, Senior Director and Head of Portfolio Management at Milliman.    Mr. Cummings has served in this role since 2007. Mr. Cummings has more than 13 years of experience as a trader with a primary focus on options. Prior to joining Milliman, he was involved in various proprietary trading strategies and was a portfolio manager of associated derivatives funds. These strategies included volatility arbitrage, global macro, and high-frequency trading. Entities at which Mr. Cummings has previously worked include Citadel Investment Group, TradeNet (as a primary market maker on the Chicago Board Options Exchange), KCM Group and Spyglass Capital Management.

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•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman.    Mr. Rosenfeld joined Milliman in 2018 as a trader and in 2021 was promoted to ETF Portfolio Manager. Mr. Rosenfeld is responsible for implementing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts. He has more than nine years of experience in capital markets with a focus on derivatives portfolio management and multi-asset strategy. Prior to joining the firm, Mr. Rosenfeld was a global macro portfolio manager at Gelber Group.

For additional information concerning Innovator and Milliman, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares may also be found in the SAI.

Management Fee

Pursuant to an investment advisory agreement between Innovator and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Innovator in an amount equal to 0.79% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Innovator for the services it provides to the Fund. Out of the unitary management fee, Innovator pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Innovator is not responsible for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

Pursuant to an investment sub-advisory agreement between Innovator, Milliman and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Innovator has agreed to pay an annual sub-advisory fee to Milliman in an amount based on the Fund’s average daily net assets. Innovator is responsible for paying the entirety of Milliman’s sub-advisory fee. The Fund does not directly pay Milliman.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR for the fiscal period ended October 31, 2024.

Manager of Managers Structure.    The Fund and Innovator have received an exemptive order from the SEC to operate under a manager of managers structure that permits Innovator, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, Innovator has ultimate responsibility, subject to oversight by the Board, for overseeing the Fund’s sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Fund or Innovator.

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The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to any sub-adviser or the sub-advisory agreement. The Manager of Managers Structure does not permit an increase in the advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to any sub-adviser or a sub-advisory agreement within 90 days of the change.

Additional Information Relating to the Declaration of Trust

The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) provides that by virtue of becoming a shareholder of the Trust, each shareholder is bound by the provisions of the Declaration of Trust. Subject to the provisions of the Declaration of Trust, the Board may, subject to the requisite vote, engage in and prosecute, defend, compromise, abandon, or adjust, by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims, and demands relating to the Trust. The Board may, in the exercise of their or its good faith business judgment, dismiss any action, suit, proceeding, dispute, claim or demand, derivative or otherwise, brought by a shareholder in its own name or in the name of the Trust. The Declaration of Trust further provides a detailed process for the bringing of derivative actions by shareholders. Prior to bringing a derivative action, a written demand by the complaining shareholder must first be made on the Board to bring the subject action unless an effort to cause the Board to bring such action is excused. A demand on the Board shall only be excused if a majority of the Board a material personal financial interest in the subject action.

There may be questions regarding the enforceability of these provisions based on certain interpretations of the Securities Act of 1933 Act, as amended, the Securities Exchange Act of 1934, as amended and the 1940 Act. However, the Declaration of Trust provides if any provision shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to that provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of the Declaration of Trust. The provisions of the Declaration of Trust are not intended to restrict any shareholder rights under the federal securities laws and do not mandate the adjudication of federal securities laws claims through arbitration

How to Buy and Sell Shares

The Fund will issue or redeem its Shares at NAV per Share only in Creation Units. Most Fund shareholders will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. Share prices are reported in dollars and cents per Share. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, a Fund Shareholder may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized participants may acquire Shares directly from the Fund, and authorized participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units, and in accordance with the procedures described in the SAI.

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Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange is based on market price and may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions (“market timing”), and has adopted no policies and procedures with respect to market timing activities. In making this determination, the Board considered the risks associated with market timing activities by the Fund’s shareholders, including, dilution, disruption of portfolio management, increases in the Fund’s trading costs and the potential for the realization of capital gains.

Shares may be purchased and redeemed directly from the Fund only when aggregated into one or more Creation Units by authorized participants that have entered into agreements with the Fund’s distributor. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares detailed above. To the extent the Fund may effect the issuance or redemption of Creation Units in exchange wholly or partially for cash, such trades could result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objectives, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by authorized participants increases. However, direct trading by authorized participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Fund reserves the right to not accept orders from authorized participants that Innovator has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

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Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use as the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

The Fund intends to continue to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information only. You should consult your own tax advisor about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•   the Fund makes distributions,

•   you sell your Shares listed on the Exchange, and

•   you purchase or redeem Creation Units.

To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. The Fund intends to treat any income that it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced

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asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

Taxes on Distributions

The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Shares, which could result in you having to pay higher taxes in the future when Shares are sold, even if you sell the Shares at a loss from your original investment. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

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An election may be available to shareholders to defer recognition of the gain attributable to a capital gain dividend if they make certain qualifying investments within a limited time. Shareholders should talk to their tax advisor about the availability of this deferral election and its requirements. The Fund’s positions in FLEX Options may reduce the amount of long-term capital gains, and thus, reduce the amount of distributions eligible to be capital gain dividends.

Taxes on Exchange Listed Shares

If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

Taxes and Purchases and Redemptions of Creation Units

If you exchange securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and any cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of the FLEX Options

The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market but will be subject to the straddle rules.

However, the Fund’s investments in offsetting positions with respect to the U.S. Equity Index may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders

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in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax (“backup withholding”) from dividends and capital gains distributions paid to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify to the Fund that he or she is not subject to backup withholding. The current backup withholding rate is 24%. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will generally be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below.

However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. Amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

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Distributions to, and gross proceeds from dispositions of Shares by, (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners may be subject to a U.S. withholding tax of 30%. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Distributions and Taxes” in the SAI for more information.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

Net Asset Value

US Bancorp Fund Services LLC (“USBFS”), the Fund’s administrator and fund accounting agent, calculates the Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. E.S.T.) every day the New York Stock Exchange is open. The NAV for one Share is the value of that Share’s portion of the net assets of the Fund, which is calculated by taking the market price of the Fund’s total assets, including any interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent is the NAV per Share.

Section 2(a)(41) of the 1940 Act provides that when a market quotation is readily available for a fund’s portfolio investments, such investment must be valued at the market value. Rule 2a-5 under the 1940 Act defines a readily available market quotation as “a quoted price (unadjusted) in active markets for identical investments that the fund can access at a measurement date, provided that a quotation will not be readily available if it is not reliable.” If a market quotation is not “readily available” the portfolio investment must be fair valued as determined in good faith by a fund’s board of trustees. Rule 2a-5 allows a fund’s board of trustees to designate the fund’s investment adviser as the “valuation designee” to perform fair value determinations subject to certain conditions. In accordance with Rule 2a-5, the Board has appointed Innovator as the “Valuation Designee” for the Fund’s portfolio investments. Investments will be fair valued as determined in good faith in accordance with the policies and procedures established by Innovator as the Valuation Designee pursuant to Rule 2a-5 and approved by, and subject to the oversight of, the Board of Trustees. As a general principle, “fair value” represents a good faith approximation of the value of a portfolio investment and is the amount the Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. The use of fair value prices may result in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such

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securities. While the Valuation Procedures (defined below) are intended to result in the Fund’s NAV calculation that fairly reflects the values as of the time of pricing, the fair value determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.

FLEX Options listed on an exchange (e.g., Cboe) will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Fund’s option has a same-day market trading price, this same-day market trading price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Sub-Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s NAV. If either pricing vendor is not available to provide a model price for that day, the value of a FLEX option will be determined by Innovator as Valuation Designee in accordance with the Valuation Procedures. In instances where in the same trading day, a particular FLEX Option is represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or a redemption unit), for valuation purposes that trading day the Fund will default to use the trade price for both instances, rather than the model price otherwise available for the in-kind transaction.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price.

Exchange-traded options (other than FLEX Options) and futures contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be valued at fair value. Any fair value determination will be made in accordance with the policies and procedures established by Innovator as Valuation Designee in accordance with Rule 2a-5.

USBFS may obtain all market quotations used in valuing securities from a third-party pricing service vendor (a “Pricing Service”). If no quotation can be obtained from a Pricing Service, then USBFS will contact Innovator. Innovator is responsible for establishing the valuation of portfolio securities and other instruments held by the Fund in accordance with the pricing and valuation procedures adopted by the Board (the “Valuation Procedures”). Innovator will then attempt to obtain one or more broker quotes for the security daily and will value the security accordingly.

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If no quotation is available from either a Pricing Service, or one or more brokers, or if Innovator has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by Innovator in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following: (a) the type of security; (b) the size of the holding; (c) the initial cost of the security; (d) transactions in comparable securities; (e) price quotes from dealers and/or pricing services; (f) relationships among various securities; (g) information obtained by contacting the issuer, analysts, or the appropriate stock exchange; (h) an analysis of the issuer’s financial statements; and (i) the existence of merger proposals or tender offers that might affect the value of the security.

With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell Shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its Shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

For more information about how the Fund’s NAV is determined, please see the section in the SAI entitled “Determining Offering Price and Net Asset Value.”

Fund Service Providers

US Bancorp Fund Services LLC is the administrator and transfer agent for the Trust. U.S. Bank, N.A. serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

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Premium/Discount Information

Information showing the number of days the market price of Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.innovatoretfs.com.

Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Rule 12d1-4 under the 1940 Act provides the requirements under which an investment company may invest in securities of another investment company beyond the limits prescribed in Section 12(d)(1) of the 1940 Act. Any investment by another investment company in the Fund, or by the Fund in another investment company, must comply with Rule 12d1-4 in order to exceed the limits contained in Section 12(d)(1).

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. The total returns in the table represent how much an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single Fund Share. The information below has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR, which is available upon request.

Innovator ETFs® Trust

Financial Highlights

Innovator Premium Income 40 Barrier ETF™ — October

		Investment Operations:			Less Distributions From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total From Investment Operations	Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
10/31/2024	$23.86	$1.06	$0.23	$1.29	$(1.19)	$(0.10)	$(0.08)	$(1.37)
10/31/2023(e)	$23.82	$0.09	$(0.08)	$0.01	$—	$—	$—	$—
					Supplemental Data and Ratios
For the Year Ended	ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return		Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)
10/31/2024	$0.02	$23.80	5.60%		$12,495	0.79%	4.39%	—%
10/31/2023(e)	$0.03	$23.86	0.17	%(f)	$6,562	0.79%	4.90%	—	%(f)

(a)      Net investment income per share has been calculated based on average shares outstanding during the year.

(b)      Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)      Portfolio turnover rate excludes in-kind transactions.

(d)      Annualized for periods less than one year.

(e)      Inception date of the Fund was September 29, 2023.

(f)      Not annualized for periods less than one year.

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Innovator Premium Income 40 Barrier ETF™ — October

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund’s most recent SAI, annual or semi-annual reports and certain other information such as Fund financial statements are available free of charge by calling the Fund at (800) 208-5212, on the Fund’s website at www.innovatoretfs.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Innovator Capital Management, LLC 200 W. Front Street Wheaton, Illinois 60187 (800) 208-5212 www.innovatoretfs.com	SEC File #: 333-146827 811-22135

Prospectus

Innovator Premium Income 9 Buffer ETF™ — October

(Cboe BZX — HOCT)

February 28, 2025

Innovator Premium Income 9 Buffer ETF™ — October (the “Fund”) is a series of
Innovator ETFs® Trust (the “Trust”) and is an actively managed ETF.

• The Fund employs an income-oriented “defined outcome strategy.” Defined outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The outcomes sought by the Fund, which include the defined distributions and buffer discussed below (the “Outcomes”), are contingent on the performance of the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) and the yield of U.S. Treasury bills (“U.S. Treasuries”) over an approximately one-year period from October 1 through September 30 of the following year (the “Outcome Period”). The current Outcome Period is from October 1, 2024 through September 30, 2025. The Fund invests in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF and U.S. Treasuries. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another Outcome Period will begin. The Fund and the sought-after Outcomes are designed for shareholders who invest from the commencement of the Outcome Period through the end of the Outcome Period. If an investor purchases shares of the Fund (“Shares”) after the Outcome Period has begun or sells Shares prior to the expiration of the Outcome Period, the investment outcomes experienced by such investor will differ from the Fund’s sought-after Outcomes. There is no guarantee that the Outcomes for an Outcome Period will be realized.

•   As further described in this Prospectus, the Fund’s principal investment strategy seeks to provide the following investment profile over each Outcome Period:

•   Defined Distributions:    The Fund seeks to provide shareholders distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 6.85% prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each month will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). The Defined Distribution Rate is applicable only to those investors who hold Shares for an entire Outcome Period and is not guaranteed. See “Principal Investment Strategies – Fund Portfolio”.

•   Buffer:    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with a buffer (the “Buffer”) against the first 9% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 9% on a one-to-one basis. If the Outcome Period has begun and the Fund has decreased in value beyond the pre-determined 9% Buffer, an investor purchasing Shares at that price may not benefit from the Buffer. Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing Shares at that price may not benefit from the Buffer until the Fund’s value has decreased to its value at the commencement of the Outcome Period. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

•   Outcomes:    The Fund is designed to provide investors with Outcomes for each Outcome Period that is equal to the Defined Distribution Rate, less the losses experienced by the Underlying ETF if such losses exceed the Buffer at the end of the Outcome Period. If at the end of the Outcome Period the Underlying ETF has experienced a positive price return, or price return losses that are less than the Buffer, the Fund is designed to provide investors who hold shares for the entirety of the Outcome

Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the Underlying ETF has experienced losses at the end of the Outcome Period that exceed the Buffer, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value reflecting the losses experienced by the Underlying ETF that exceed the Buffer, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the Underlying ETF over each Outcome Period.

Investors that purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. The effect of the Buffer on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the Underlying ETF has produced losses that exceed the Buffer at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the Underlying ETF is likely to have changed in value and will affect the amount of losses the Underlying ETF may incur before the Buffer is exceeded. An investor that holds Shares through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because at the end of each Outcome Period, a new Buffer will be established based on the then-current price of the Underlying ETF and any losses experienced below the Buffer will be locked-in. Moreover, because the Fund does not participate in the upside returns of the Underlying ETF, the Fund will be unable to recoup any losses from the prior Outcome Periods. Accordingly, over multiple Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. See “Principal Investment Strategies – The Outcome Period”.

•   The Outcomes are provided prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets are considered, the Defined Distribution Rate is 6.06%. The Outcomes will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

•   The Fund’s FLEX Options positions will not provide upside exposure to the price return of the Underlying ETF and therefore the Fund will not participate in any increases in the price return of the Underlying ETF over the duration of the Outcome Period. Notwithstanding the above, the Fund is subject to the possibility of experiencing the significant losses of the Underlying ETF if its price return falls below the Buffer. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of Underlying ETF.

•   The Outcomes may only be realized by investors who hold Shares at the outset of the Outcome Period and continue to hold such Shares until the conclusion of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes on the last day of each Outcome Period. It should not be expected that the Outcomes, including the net effect of the Fund’s annual management fee on the Outcomes, will be provided at any point prior to the last day of the Outcome Period. Investors considering purchasing Shares after the Outcome Period has begun or selling Shares prior to the end of the Outcome Period should visit the website referenced below to fully understand the potential Outcomes.

•   The Fund’s website, www.innovatoretfs.com/hoct, provides important Fund information (including, among other items, Outcome Period start and end dates, information relating to the Defined Distributions, the Defined Distribution Rate and the potential Outcomes related to the Buffer), as well information relating to the potential outcomes of an investment in the Fund on a daily basis. If you are contemplating purchasing Shares, please visit the Fund’s website.

Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund. The Fund has characteristics unlike many other traditional investment products and may not be suitable for all investors.

The Fund lists and principally trades its Shares on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices may differ to some degree from the net asset value of Shares. Unlike mutual funds, the Fund issues and redeems Shares at NAV only in large blocks of Shares called “Creation Units.” The Fund is a series of the Trust and is an actively managed exchange-traded fund organized as a separate series of a registered management investment company.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Innovator Premium Income 9 Buffer ETF™ – October

Investment Objective

The Fund seeks to provide investors, over the period from October 1, 2024 to September 30, 2025, with an investment that provides a high level of income through a Defined Distribution Rate of 6.85% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of SPDR® S&P 500® ETF Trust losses.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.79%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.
	1 Year	3 Years	5 Years	10 Years
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:	$81	$252	$439	$978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

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Principal Investment Strategies

General Strategy Description.    The Fund is an actively managed exchange-traded fund (“ETF”) that invests in U.S. Treasury bills (the “U.S. Treasuries”) and FLexible EXchange® Options (“FLEX Options”) that use as a reference asset, the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand the characteristics of the Fund before making an investment in the Fund. As further described below, the Fund’s principal investment strategy seeks to provide the following investment profile over an approximately one-year period from October 1 to September 30 of the following year (the “Outcome Period”):

•   Defined Distributions:    The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 6.85% prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is based on market conditions at the onset of the Outcome Period and is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each month will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Defined Distribution Rate” for additional information.

•   Buffer:    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with a Buffer against the first 9% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 9% on a one-to-one basis. If the Outcome Period has begun and the Fund has decreased in value beyond the pre-determined 9% Buffer, an investor purchasing Shares at that price may not benefit from the Buffer. Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing Shares at that price may not benefit from the Buffer until the Fund’s value has decreased to its value at the commencement of the Outcome Period. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

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At the conclusion of each Outcome Period, the Fund will establish a new Buffer (i.e., beginning at 9% of Underlying ETF losses) for the next Outcome Period. The Buffer level beginning at 9% of losses of the Underlying ETF will remain constant from one Outcome Period to the next. There is no guarantee that the Fund will be successful in its attempt to implement the Buffer. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Buffer” for additional information.

•   Outcomes:    The pre-determined outcomes sought by the Fund, which include the Defined Distributions and the Buffer (the “Outcomes”) are designed to provide investment performance for each Outcome Period that is equal to the Defined Distribution Rate, less any decreases in NAV reflecting the losses experienced by the Underlying ETF that exceed the Buffer. If at the end of the Outcome Period the Underlying ETF has experienced (in comparison to the market value of the Underlying ETF at the beginning of the Outcome Period) a positive price return, or price return losses that are less than the Buffer, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the Underlying ETF has experienced losses at the end of the Outcome Period that exceed the Buffer (in comparison to the market value of the Underlying ETF at the beginning of the Outcome Period), the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value reflecting the losses experienced by the Underlying ETF that exceed the Buffer. The Fund will not receive any of the upside returns of the Underlying ETF over the Outcome Period. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Outcome Period” for additional information. The Fund and the sought-after Outcomes are designed for shareholders who invest and hold Shares from the commencement of the Outcome Period through the end of the Outcome Period. The effect of the Buffer on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the Underlying ETF has produced losses that exceed the Buffer at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the Underlying ETF is likely to have changed in value and will affect the amount of losses the Underlying ETF may incur before the Buffer is exceeded. If an investor purchases Shares after the Outcome Period has begun or sells Shares prior to the conclusion of the Outcome Period, the Outcomes experienced by the investor will differ from the Fund’s sought-after Outcomes. See “Principal Investment Strategies – Intra-Outcome Period”.

The Fund seeks a high level of income that exceeds an investment in U.S. Treasuries with premiums generated from the Fund’s FLEX Options positions. As further described below, the Fund will purchase U.S. Treasuries and enter into a series of FLEX Option contracts that provides additional income to the Fund by virtue of premiums received from sold FLEX Options. The Fund is designed to provide Defined Distributions based on a Defined Distribution Rate that is established at the commencement of each Outcome Period. The Defined Distribution Rate is based upon prevailing market conditions for both the U.S Treasuries and the FLEX Options on the first

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day of the Outcome Period and will be further reduced by the Fund’s annual management fees, any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the current Outcome Period, the Defined Distribution Rate is 6.85% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 6.06%. While the Defined Distribution Rate is expected to remain constant over the Outcome Period for shareholders who hold Shares continuously from the commencement of the Outcome Period until its conclusion, the Defined Distribution Rate is not guaranteed. The Defined Distribution Rate is based on the NAV per Share at the commencement of the Outcome Period and any shareholders that initially invest at a Share price that differs from this NAV will not experience the Defined Distribution Rate. Because the Defined Distribution Rate is based upon prevailing market conditions at the beginning of an Outcome Period, the Defined Distribution Rate will rise or fall from one Outcome Period to the next.

Fund shareholders also will be subject to losses experienced by the Underlying ETF if the Underlying ETF experiences losses from the commencement of the Outcome Period to its conclusion that exceed the Buffer. The Fund will seek to set the Buffer at 9% of Underlying ETF losses at the end of each Outcome Period. If at the end of the Outcome Period the Underlying ETF has experienced a positive price return, or price return losses that are less than the Buffer, the Fund will not experience any of the losses of the Underlying ETF and is designed to provide returns that equal the Defined Distribution Rate. However, if the Underlying ETF has decreased in value below the Buffer at the end of the Outcome Period, the Fund’s investments will generate Outcomes that equal the Defined Distribution Rate less any decreases in NAV reflecting the losses experienced by the Underlying ETF that exceed the Buffer. The Fund will not benefit from any increases in the Underlying ETF over the course of an Outcome Period but is subject to the possibility of significant losses experienced by the Underlying ETF if the value of the Underlying ETF drops below the Buffer at the end of the Outcome Period. A shareholder could lose its entire investment. The Fund will not receive or benefit from any dividend payments made by the constituents of the Underlying ETF.

The current Outcome Period is from October 1, 2024 through September 30, 2025. Upon the conclusion of the Outcome Period, the Fund will receive the value of its investments in the U.S. Treasuries upon the maturity of such U.S. Treasuries and deliver cash owed on its FLEX Options positions, if any. At the commencement of the new Outcome Period, the Fund will enter into new FLEX Options with an expiration date of approximately one year and invest in U.S Treasuries with maturity dates on or about each Distribution Date, the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period. The Outcomes may only be realized by shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. See “Principal Investment Strategies – Intra-Outcome Period” and “Principal Investment Strategies – The Outcome Period” for additional information.

Fund Portfolio.    The Fund’s investment sub-adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”) will pursue the Fund’s investment objective through the combination of FLEX Options positions that reference the Underlying ETF and in U.S. Treasuries.

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As further described below, the Fund will invest proceeds from investments in the Fund, together with the FLEX Options premium net proceeds, in U.S. Treasuries in seeking to provide the Defined Distribution Rate.

FLEX Options are exchange-traded option contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. See “Principal Risks – Derivatives Risk – FLEX Options Risk”. The Fund’s FLEX Options positions have expiration dates on or about the final date of the Outcome Period. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option contract the right to buy or sell a particular asset at a specified future date at an agreed upon price. An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the seller of the put option contract (i.e., the “writer”) the obligation to buy (if the option is exercised), a specified amount of an underlying security at a pre-determined price (the strike price). The FLEX Options used by the Fund are European-style option contracts, meaning that the FLEX Options may only be exercised on the expiration date. The FLEX Options are not guaranteed to perform as expected. See “Principal Risks – Buffer Risk” and “Principal Risks – Derivatives Risk – FLEX Options Risk” below for additional information. Each of the FLEX Options sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options sold on the first day of the Outcome Period. The reference asset for the Fund’s FLEX Options positions is the Underlying ETF. The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index, which is a market capitalization weighted index of the 500 largest U.S. public companies. The Underlying ETF invests in equity securities of companies, including companies with large capitalizations. To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. Through its use of FLEX Options that provide exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector. For more information on the Underlying ETF, please see the section of the prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The Fund will also purchase U.S. Treasuries that align with the monthly Distribution Dates for the effective management of the Fund’s portfolio and Defined Distributions, with the majority of the Fund’s assets invested in U.S. Treasuries that expire on or about the final Distribution Date at the conclusion of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

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The below chart represents the Fund’s investment portfolio and related investment function of each component.

Innovator Premium Income 9 Buffer ETF™ – Fund Holdings

Portfolio Investment	Investment Terms	Investment Function	Investment Maturities/Expirations
U.S. Treasuries	Investments in the Fund and premiums generated from the Fund’s put FLEX Option positions are invested in U.S. Treasury bills supported by the full faith and credit of the U.S. Government	Treasury Income	Monthly to align with the Defined Distributions, including the final day of the Outcome Period
Sold Put FLEX Option Contract on Underlying ETF

Fund sells an out-of-the-money put FLEX Option (i.e., the strike price is less than the current asset price) at 91% of the then-current value of the Underlying ETF at the beginning of the Outcome Period

Premium generated from selling put FLEX Option which is subsequently invested in U.S. Treasuries

Position provides losses experienced by the Underlying ETF losses on a one-to-one basis starting at 91% of the then-current value of the Underlying ETF

Final day of the Outcome Period

The Sub-Adviser seeks to specifically select the strike price for each FLEX Option contract held by the Fund such that if the FLEX Options were exercised on the expiration date (the final day of the Outcome Period), the Fund’s portfolio would provide a 9% Buffer with losses experienced to the full extent of the Underlying ETF losses on a one-to-one basis starting at 9% of losses. The Fund’s portfolio holdings are as detailed below:

•   A sold put FLEX Option with a strike price at 91% of the value of the Underlying ETF at the commencement of the Outcome Period. The sold put FLEX Option provides one-to-one downside for all losses that exceed the strike price. In exchange for selling the put FLEX Option, the Fund will receive a premium that will be invested in the U.S. Treasuries and be part of the Defined Distribution Rate.

•   The Fund will use proceeds from the sale of Shares to purchase U.S. Treasuries that mature at the end of the Outcome Period. The Fund receives premiums from its FLEX Options positions and invests the proceeds in U.S. Treasuries with maturities that align with the Distribution Dates. The U.S. Treasuries are entitled to an interest rate, which when added to the premiums received for selling FLEX Options, produce the Defined Distribution Rate. The Defined Distribution Rate is distributed to shareholders in Defined Distributions.

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Intra-Outcome Period.    It is anticipated that during the Outcome Period the Fund’s NAV will not change in value at the same rate as the Underlying ETF, and in some instances may not be correlated to the movements in the value of the Underlying ETF. The Fund’s NAV is based upon the value of its portfolio. During each Outcome Period, the Fund’s NAV will be subject to increases and decreases in the market value of the U.S. Treasuries until the U.S. Treasuries held by the Fund mature. The value of the Fund’s FLEX Options positions, which expire at the conclusion of an Outcome Period, will also impact the Fund’s NAV and is dependent upon additional factors. Although the value of the Underlying ETF is a significant component of the value of the Fund’s FLEX Options, the time remaining until the FLEX Options expire and other factors, including current interest rates and volatility rates, will also affect their value. The Sub-Adviser, anticipates that the value of the FLEX Options, and therefore the Fund’s NAV, may increase on days when the Underlying ETF increases (if the Underlying ETF is below its original value at the start of the Outcome Period) and may decrease on days when the Underlying ETF’s level decreases, but that the rate of change will be less than that experienced by the Underlying ETF. Because the Fund will not participate in upside exposure to the Underlying ETF for the entirety of an Outcome Period, to the extent the value of the Underlying ETF increases beyond the initial value at the commencement of the Outcome Period, the value of the Fund’s FLEX Options are not expected to have corresponding price movements. The effect of the Buffer on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the Underlying ETF has produced losses that exceed the Buffer at any point during the Outcome Period. However, the proximity of the value of the Underlying ETF to the Buffer will have a significant impact on the value of the Fund’s FLEX Options and the direction and rate of change of the Fund’s NAV as compared to that of the Underlying ETF. Similar to other securities with established dividend or distribution payment dates, it is expected that the Fund’s NAV may increase or decrease immediately prior to and following a Distribution Date. As a result, it is possible that the Fund’s NAV could decrease notwithstanding an increase in the Underlying ETF. It is anticipated that the Fund will be subject to significant changes in the value of the FLEX Options, and therefore the Fund’s NAV, at the end of the Outcome Period depending on the proximity of the value of the Underlying ETF to the Buffer. As a result, as time approaches the expiration date of the FLEX Options, subsequent movements in the value of the Underlying ETF may have dramatic impacts on the Fund’s NAV. Investors should understand this potential relationship before investing in the Fund.

Investors purchasing Shares after the Outcome Period has begun or selling Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Such experience may be impacted as detailed below:

•   Impact on the Defined Distribution Rate:    The Defined Distribution Rate is measured against the NAV per Share at the commencement of the Outcome Period and is only applicable to shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. Investors purchasing Shares after an Outcome Period

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commences will have a different effective Defined Distribution Rate as a result of any differences versus the price of the Shares purchased versus that of the Fund’s NAV at the commencement of the Outcome Period. See “Additional Information About the Fund’s Principal Investment Strategies.”

•   Impact on the Buffer:    If an investor purchases Shares after the commencement of the Outcome Period, the Underlying ETF is likely to have changed in value which will affect the amount of losses the Underlying ETF may incur before the Buffer. The effect of the Buffer on the sought-after Outcomes is measured at the end of the Outcome Period, regardless of whether the level of the Underlying ETF has produced losses that exceed the Buffer at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the Underlying ETF is likely to have changed in value and will affect the amount of losses the Underlying ETF may incur before the Buffer is exceeded. If the Underlying ETF has decreased in value, such intra-Outcome Period investor will not receive a full 9% Buffer. If an investor is considering purchasing Shares during the Outcome Period, and the value of the Underlying ETF has already decreased, an investor purchasing Shares at that time will receive less of a Buffer or no Buffer that the Fund seeks to offer for the remainder of the Outcome Period. Although the effect of the Buffer with respect to the Fund’s designed Outcomes over an Outcome period is measured only at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the Underlying ETF. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the Underlying ETF’s relative position to the Buffer and subsequent movements in the value of the Underlying ETF.

The Outcome Period.    The Outcome Period is from October 1 to September 30 of the following year and begins on the day the FLEX Options are entered into and ends approximately one year later on the expiration date for the FLEX Options. Because the terms of the FLEX Options will not change over the course of the Outcome Period, the Buffer is measured against the value of the Underlying ETF at the onset of the Outcome Period. In addition, certain of the Fund’s U.S. Treasuries will mature at or near the end of each Outcome Period. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares at the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes. The Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

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The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

The following table contains hypothetical examples designed to illustrate the operationality of the Fund and the Outcomes it seeks to provide over an Outcome Period. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the Underlying ETF, the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF, the FLEX Options or the Fund. The actual overall performance of the Fund will vary during the Outcome Period. While the Fund’s FLEX Options performance includes premiums generated from such FLEX Options, the below table reflects that premiums generated

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from the Fund’s FLEX Options positions are included in the Defined Distribution Rate. Please refer to the Fund’s website, www.innovatoretfs.com/hoct, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	-100%	-50%	-25%	-15%	0%	10%	20%	50%	100%
FLEX Options Performance	-91%*	-41%*	-16%*	-6%*	0%*	0%*	0%*	0%*	0%*
Fund Performance	-91% + Defined Distribution Rate**	-41% + Defined Distribution Rate**	-16% + Defined Distribution Rate**	-6%+ Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**

*           The FLEX Options’ performance includes the premium received by the Fund for selling such options, which is not reflected in this figure, but is included in the Defined Distribution Rate indicated below.

**         The Fund’s performance is equal to the Defined Distribution Rate minus the losses experienced by the Underlying ETF that exceed the Buffer, if any. The Defined Distribution Rate is set on the first day of the Outcome Period and is 6.85% prior to taking into any account fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 6.06%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Defined Distribution Rate, and therefore the performance delivered by the Fund to the Fund’s shareholders.

An investor that holds Shares through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because at the end of each Outcome Period, a new Buffer will be established based on the then-current price of the Underlying ETF and any losses experienced below the Buffer will be locked-in. Moreover, because the Fund does not participate in the upside returns of the Underlying ETF, the Fund will be unable to recoup any losses from the prior Outcome Periods. Accordingly, over multiple Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF.

The Defined Distribution Rate.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the course of the Outcome Period is the Defined Distribution Rate, less any decreases in NAV reflecting the losses experienced by the Underlying ETF that exceed the Buffer at the end of the Outcome Period (in comparison to the market value of the Underlying ETF at the commencement of the Outcome Period). The Defined Distribution Rate, which is paid out via the Defined Distributions, is determined at the commencement of each Outcome Period and represents the expected payment rate an investor can achieve from an investment in Shares over the duration of the Outcome Period, however such payment rate is not guaranteed. The Defined Distribution Rate is the result of the premiums received from the Fund’s sold FLEX Options and the income received by the Fund through its investments in U.S. Treasuries. The Defined Distribution Rate is calculated against the Fund’s NAV per Share at the commencement of the Outcome Period and is only representative to shareholders who invest in Shares at this NAV per Share. If a shareholder purchases Shares at a market price that differs from that of the NAV per Share at the commencement of the Outcome Period, such shareholder will experience a different rate than the Defined Distribution Rate.

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During each Outcome Period, the Fund will purchase and sell FLEX Options and use the proceeds from the sale of Shares to purchase U.S. Treasuries. The amount of premiums the Fund receives for selling FLEX Options as well as the interest rate for the U.S. Treasuries, and therefore the Defined Distribution Rate of the Fund, will be dependent upon prevailing market conditions at the time the Fund enters into the FLEX Options and purchases U.S. Treasuries, most notably, current interest rates and volatility in the Underlying ETF. The Defined Distribution Rate for the current Outcome Period is 6.85% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 6.06%. The Defined Distribution Rate will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the purposes of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. The Defined Distribution Rate is also set forth on the Fund’s website at www.innovatoretfs.com/hoct.

The Fund distributes the Defined Distribution Rate through the Defined Distributions. Defined Distributions are paid on the first business day of the following respective month (each a Distribution Date), to shareholders of record on the last business day of each month. The Defined Distribution Rate is only applicable to investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. The Defined Distribution Rate will remain constant for such investors over the course of a single Outcome Period. However, the Defined Distribution Rate will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Defined Distribution Rate and Defined Distributions should be considered before investing in the Fund. If an investor is considering purchasing Shares after the Outcome Period has commenced, and the Fund has already made some or all of its Defined Distributions, an investor purchasing Shares will not receive the same Defined Distribution Rate for the remainder of the Outcome Period but will still remain vulnerable to the entirely of the significant downside risks associated with the Buffer. In such an instance, the investor may experience significantly different Outcomes than those the Fund seeks to provide. There is no guarantee that the Fund will successfully achieve its investment objective.

The Buffer.    The Buffer is only operative against the first 9% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 9%, the Fund will experience all subsequent losses on a one-to-one basis. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period. Therefore, it should not be expected that the Buffer will be provided at any point prior to the last day of the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already decreased in value by an amount equal to or greater than 9%, an investor purchasing Shares at that price may not benefit from the Buffer that the Fund seeks to provide for the remainder of the Outcome Period. Conversely, if an investor is considering purchasing Shares during the Outcome Period and the Fund has already increased in value, then a shareholder may experience losses prior to gaining the protection offered by the Buffer, which is not guaranteed. A shareholder that

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purchases Shares at the beginning of the Outcome Period may lose their entire investment. While the Fund seeks to limit losses to 91% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and U.S. Treasuries, and another Outcome Period will commence.

Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Defined Distribution Rate (both gross and net of the unitary management fee) for the next Outcome Period and disclose such information on the Fund’s website, www.innovatoretfs.com. The Fund’s website will also provide information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and potential Outcomes related to the Buffer, of an investment in the Fund on a daily basis.

The Fund’s website, www.innovatoretfs.com/hoct, provides information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and Buffer, of an investment in the Fund on a daily basis.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Defined Outcome Strategy Risk.    The Fund, in employing a “defined outcome strategy” is subject to certain unique risks, which are detailed below.

Buffered Loss Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against Underlying ETF losses if the Underlying ETF’s share price decreases by 9% or less over the duration of the Outcome Period. A shareholder may lose their entire investment. The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate, while limiting downside losses, if Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available. The Fund does not provide principal

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protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment. An investor that holds Shares through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because at the end of each Outcome Period, a new Buffer will be established based on the then-current price of the Underlying ETF and any losses experienced below the prior Buffer will be locked-in. Since the Fund does not participate in the upside returns of the Underlying ETF, the Fund may have losses that exceed those of the Underlying ETF over multiple Outcome Periods.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to losses of the Underlying ETF that exceed the Buffer. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the Underlying ETF (relative to the initial value of the Underlying ETF at the commencement of the Outcome Period) despite being subject to all of the downside losses of the Underlying ETF after such losses exceed the Buffer. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as Fund will not experience any positive price returns of the Underlying ETF, if any, and the Fund would underperform the Underlying ETF to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

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Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the Underlying ETF and may underperform the Underlying ETF and other funds.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Buffer and Defined Distributions.

FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options,

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the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the Underlying ETF’s price return has dropped below the Buffer. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying ETF. Depending on the value of the Underlying ETF at this time and its proximity to the Buffer, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the Underlying ETF. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying ETF’s price return, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF, the Buffer and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 under the 1940 Act (“Rule 18f-4”) in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will

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hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk.    Because the Fund is subject to the downside price returns of the Underlying ETF if the Underlying ETF losses exceed the Buffer, the Fund is subject to the associated risks of the Underlying ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF through its usage of FLEX Options:

Equity Securities Risk.    The Underlying ETF tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

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Information Technology Companies Risk.    The Underlying ETF is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The Underlying ETF tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the Underlying ETF has decreased below the Buffer. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. Further, small changes in the value of the Underlying ETF at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETF, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the Underlying ETF on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes or interpretations affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Concentration Risk.    Through its usage of FLEX Options, the Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the Underlying ETF. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business

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or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

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Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to sell) on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on

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gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Buffer, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a

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market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a “regulated investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

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Performance

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compared to those of a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Calendar Year Total Returns as of 12/31
10%
5%
0%
5.92%
2024

The Fund’s highest quarterly return was 1.64% (quarter ended December 31, 2024) and the Fund’s lowest quarterly return was 1.24% (quarter ended September 30, 2024).
Average Annual Total Return as of December 31, 2024
Innovator Premium Income 9 Buffer ETF™ – October	1 Year	Since Inception (09/29/2023)
Return Before Taxes	5.92%	7.76%
Return After Taxes on Distributions	4.16%	5.80%
Return After Taxes on Distributions and Sale of Fund Shares	3.48%	5.08%
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)	23.31%	28.64%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	30.48%

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

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Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Management

Investment Adviser

Innovator Capital Management, LLC (“Innovator” or the “Adviser”)

Investment Sub-Adviser

Milliman Financial Risk Management LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•   Robert T. Cummings — Principal, Senior Director, Head of Portfolio Management at Milliman

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Mr. Cummings has served in this capacity since the Fund’s inception in October 2023. Mr. Rosenfeld has served in this capacity since July 2024.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at NAV only with authorized participants that have entered into agreements with the Fund’s distributor and only in Creation Units or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests. The Fund may issue and redeem Shares in exchange for cash at a later date but has no current intention of doing so. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.innovatoretfs.com.

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Tax Information

The Fund’s distributions will generally be taxable as ordinary income, return of capital or capital gain. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), Innovator and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investor Suitability Considerations

You should only consider this investment if:	You should not consider this investment if:

•   you fully understand the risks inherent in an investment in Shares;

•   you desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you understand that the Fund is subject to losses of the Underlying ETF if the Underlying ETF losses exceed the Buffer at the end of the Outcome Period and are willing to bear those losses;

•   you are willing to hold Shares for the duration of the Outcome Period in order to achieve the Outcomes that the Fund seeks to provide;

•   you fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Buffer;

•   you understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are willing to forgo any gains experienced by the Underlying ETF;

•   you understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the Underlying ETF’s proximity to the Buffer;

•   you understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you are willing to accept the risk of losing your entire investment; and

•   you have visited the Fund’s website and understand the investment outcomes available to you based upon the time of your purchase.

•   you do not fully understand the risks inherent in an investment in Shares;

•   you do not desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you do not understand and/or are unwilling to bear that the Fund is subject to the losses of the Underlying ETF if the Underlying ETF losses exceed the Buffer at the end of the Outcome Period;

•   you are not willing to hold Shares for the duration of the Outcome Period;

•   you do not fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Buffer;

•   you do not understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are unwilling to forgo any gains experienced by the Underlying ETF;

•   you do not understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the Underlying ETF’s proximity to the Buffer;

•   you do not understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you desire a level of protection and are unwilling to accept the risk of losing your entire investment; and

•   you have not visited the Fund’s website and do not understand the investment outcomes available to you based upon the timing of your purchase.

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Additional Information About the Fund’s Principal Investment Strategies

The Fund’s principal investment strategy seeks to produce the Outcomes based upon the Defined Distribution Rate and performance of the Underlying ETF. If the Underlying ETF increases in value over the course of the Outcome Period, or the Underlying ETF experiences losses that are less than the Fund’s sought-after protective Buffer over the course of the Outcome Period, the Fund is designed to provide Fund shareholders that hold Shares for the entire Outcome Period with returns that equal the Defined Distribution Rate. If the Underlying ETF experiences losses that exceed the Buffer over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Shares for the entire Outcome Period with the Defined Distribution Rate less any decreases in NAV reflecting the losses experienced by the Underlying ETF that exceed the Buffer. There is no guarantee that the Fund will be successful in its attempt to provide a Buffer. The Defined Distribution Rate is provided prior to taking into account annual Fund management fees equal to 0.79% of the Fund’s daily net assets, transaction fees and any extraordinary expenses incurred by the Fund. A portion of the Defined Distributions may be taxable as ordinary income, capital gains, or return of capital. The Fund will not benefit from any increases in the Underlying ETF over an Outcome Period but is subject to the possibility of experiencing the significant losses of the Underlying ETF if its price return falls below the Buffer. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of the Underlying ETF. The Fund intends to primarily use FLEX Options to implement its investment strategies, however, the Fund may use “over-the-counter” (“OTC”) option contracts if the Adviser deems such use to be advisable.

The Underlying ETF is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests entirely in the S&P 500® Index. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index, which includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans over 24 separate industry groups. The Fund will also invest in U.S. Treasuries, which will mature on approximately the last day of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government. At the commencement of each Outcome Period, Milliman may determine to invest in FLEX Options contracts as a substitute for the Fund’s U.S. Treasury securities positions for the purposes of achieving the Defined Distributions (defined below). The Fund expects that such determination will be made based upon the liquidity and pricing of the U.S. Treasury securities and FLEX Options contracts.

The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), including the end of each Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The “Defined Distribution Rate” is an annualized payment rate established at the commencement of the Outcome Period that is the percentage of Defined Distributions per Share over an Outcome Period. The Defined Distribution Rate is based

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upon the Fund’s NAV at the commencement of each Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 6.85% prior to taking into account any fees or expenses charged to shareholders.

Shareholders will also be subject to losses that exceed the Buffer, which is set at Underlying ETF losses that exceed 9%. The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

As described further in this prospectus, there are risks associated with an investment in the Fund and there is no guarantee the Fund achieve the Outcomes it seeks to provide. The Fund’s unique characteristics (i.e., the imperative of holding Shares for the entire Outcome Period, the Buffer and Defined Distribution Rate) distinguish it from other investment products and may make it an unsuitable some investors. Please also refer to the “Investor Suitability Considerations” table in this prospectus.

The Fund’s investment objective is considered non-fundamental and may be changed by the Board without shareholder approval. Additionally, the Fund may liquidate and terminate at any time without shareholder approval.

Investment profile for Intra-Outcome Period Investors

The Fund is designed for shareholders who hold Shares for the entirety of the Outcome Period. If an investor purchases Shares after the Outcome Period has commenced or sells Shares prior to the Outcome Period’s conclusion, such investor will not receive the Outcomes sought

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to be delivered by the Fund, and will experience very different investment outcomes then the Fund seeks to provide. Further, investors who purchase Shares after the commencement of the Outcome Period will have a different effective Defined Distribution Rate as a result of any changes in the Fund’s NAV since the commencement of the Outcome Period and Defined Distributions for an Outcome Period already paid. Following the commencement of an Outcome Period, the Fund seeks to provide shareholders who hold shares for the entirety of the Outcome Period with Defined Distributions paid by the Fund over the duration of the Outcome Period on remaining Defined Distribution Dates. An investor is expected to have the following investment profile for the remainder of an Outcome Period if such investor purchases shares after the commencement of the Outcome Period:

Fund Investments

Principal Investments

FLEX Options

FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC option contracts positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX Options in which the Fund invests are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

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The Fund will sell put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. The FLEX Options held by the Fund may be either physically settled (options that give the Fund the right to receive, or require the Fund to deliver, shares of the Underlying ETF on the option expiration date at the strike price) or cash settled (options that give the Fund the right to receive, or require the Fund to deliver, a cash payment on the option expiration date based upon the difference between the strike price and the then-current price of the Underlying ETF).

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the FLEX Options held by the Fund are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by Innovator as the “Valuation Designee” pursuant to Rule 2a-5 of the 1940 Act (“Rule 2a-5”) and approved by, and subject to the oversight of, the Board. The Fund will enter into FLEX Options contracts in accordance with Rule 18f-4 under the 1940 Act, which requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.

U.S. Treasury Securities

U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury that are backed by the full faith and credit of the United States Government.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s statement of additional information (“SAI”), which is available at www.innovatoretfs.com.

Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Defined Outcome Strategy Risk.    The Fund, in employing a “defined outcome strategy” is subject to certain unique risks, which are detailed below.

Buffered Loss Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against Underlying ETF losses if the Underlying ETF’s share price decreases by 9% or less over the duration of the Outcome Period. A shareholder may lose their entire investment. The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate, while limiting downside losses, if Shares are held at the time

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at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available. Because the value of the FLEX Options depends, in part, on the time remaining until expiration and the Buffer is designed to be in effect at the end of the Outcome Period, it is possible that the Fund’s NAV may decrease during the Outcome Period before the Buffer is fully implemented. If a shareholder were to sell at this time, they could recognize losses on their investment. Additionally, because the Buffer is provided by operation of the FLEX Options, the implementation of the Buffer is subject to counterparty risk (for additional information, see “Counterparty Risk” herein). The Fund does not provide principal protection or non-principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment. An investor that holds Shares through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because at the end of each Outcome Period, a new Buffer will be established based on the then-current price of the Underlying ETF and any losses experienced below the prior Buffer will be locked-in. Since the Fund does not participate in the upside returns of the Underlying ETF, the Fund may have losses that exceed those of the Underlying ETF over multiple Outcome Periods.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to losses of the Underlying ETF that exceed the Buffer. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the Underlying ETF (relative to the initial value of the Underlying ETF at the commencement of the Outcome Period) despite being subject to all of the downside losses of the Underlying ETF after such losses exceed the Buffer. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as the Fund will not experience any positive price returns of the Underlying ETF, if any, and the Fund would underperform the Underlying ETF to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

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Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the Underlying ETF and may underperform the Underlying ETF and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives

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transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Buffer and Defined Distributions.

FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the Underlying ETF’s price return has dropped below the Buffer. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying ETF. Depending on the value of the Underlying ETF at this time and its proximity to the Buffer, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the Underlying ETF. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying ETF’s price return, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF, the Buffer and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. Option contracts may also involve the use of leverage, which could result in greater price volatility than other markets. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management

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program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

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Underlying ETF Risk.    Because the Fund is subject to the downside price returns of the Underlying ETF if the Underlying ETF losses exceed the Buffer, the Fund is subject to the associated risks of the Underlying ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF through its usage of FLEX Options:

Equity Securities Risk.    The Underlying ETF tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

Information Technology Companies Risk.    The Underlying ETF is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The Underlying ETF tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the Underlying ETF has decreased below the Buffer. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. Further, small changes in the value of the Underlying ETF at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options

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will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETF, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the Underlying ETF on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes or interpretations affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Concentration Risk.    Through its usage of FLEX Options, the Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the Underlying ETF. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

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Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Values of securities may change due to factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of securities. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s investments and could result in disruptions in the trading markets. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors or other economic, political, or regulatory developments, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could result in disruptions to trading markets and could also adversely affect the prices and liquidity of a Fund’s holdings. Any of such circumstances could result in increased market volatility and/or have a materially negative impact on the value of Shares or the liquidity of an investment. During any such events, Shares may trade at greater premiums or discounts to their NAV and the bid/ask spread on Shares may widen. The future potential economic impact of any such future events is impossible to predict and could result in adverse market conditions that impact the performance of the Fund.

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Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). Authorized participants are not obligated to make a market in Shares or submit orders for the issuance or redemption of Creation Units. To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market

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makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Buffer, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a RIC, however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

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To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. The Fund’s Valuation Procedures adopted Innovator as Valuation Designee (as reviewed, approved, and subject to the oversight of the Board) complies with Rule 2a-5 under the 1940 Act. Pursuant to Rule 2a-5, the Board oversees the implementation of the Valuation Procedures. While the Fund’s program is designed to contemplate the specific risks of the Fund, there is no guarantee the program will adequately do so each time, and value may not be properly selected for the Fund.

Management of the Fund

The Fund is a series of Innovator ETFs® Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Innovator Capital Management, LLC, 200 W. Front Street, Wheaton, Illinois 60187, serves as the Fund’s investment adviser. In its capacity as Adviser, Innovator has overall responsibility for selecting and monitoring the Fund’s investments and managing the Fund’s business affairs. Innovator serves as investment adviser to 150 exchange-traded funds, each of which is organized as a separate series of the Trust, a registered management investment company.

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Investment Sub-Adviser

Milliman Financial Risk Management LLC, 71 South Wacker Drive, 31st Floor, Chicago, Illinois 60606, serves as the Fund’s investment sub-adviser. Milliman has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Managers

Robert T. Cummings and Jordan B. Rosenfeld serve as the Fund’s portfolio managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.

•   Robert T. Cummings — Principal, Senior Director and Head of Portfolio Management at Milliman.    Mr. Cummings has served in this role since 2007. Mr. Cummings has more than 13 years of experience as a trader with a primary focus on options. Prior to joining Milliman, he was involved in various proprietary trading strategies and was a portfolio manager of associated derivatives funds. These strategies included volatility arbitrage, global macro, and high-frequency trading. Entities at which Mr. Cummings has previously worked include Citadel Investment Group, TradeNet (as a primary market maker on the Chicago Board Options Exchange), KCM Group and Spyglass Capital Management.

•   Jordan B. Rosenfeld – Senior Director and Portfolio Manager at Milliman.    Mr. Rosenfeld joined Milliman in 2018 as a trader and in 2021 was promoted to ETF Portfolio Manager.  Mr. Rosenfeld is responsible for implementing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts.  He has more than nine years of experience in capital markets with a focus on derivatives portfolio management and multi-asset strategy.  Prior to joining the firm, Mr. Rosenfeld was a global macro portfolio manager at Gelber Group.

For additional information concerning Innovator and Milliman, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares may also be found in the SAI.

Management Fee

Pursuant to an investment advisory agreement between Innovator and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Innovator in an amount equal to 0.79% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Innovator for the services it provides to the Fund. Out of the unitary management fee, Innovator pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Innovator is not responsible for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

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Pursuant to an investment sub-advisory agreement between Innovator, Milliman and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Innovator has agreed to pay an annual sub-advisory fee to Milliman in an amount based on the Fund’s average daily net assets. Innovator is responsible for paying the entirety of Milliman’s sub-advisory fee. The Fund does not directly pay Milliman.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR for the fiscal year ended October 31, 2024.

Manager of Managers Structure.    The Fund and Innovator have received an exemptive order from the SEC to operate under a manager of managers structure that permits Innovator, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, Innovator has ultimate responsibility, subject to oversight by the Board, for overseeing the Fund’s sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Fund or Innovator.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to any sub-adviser or the sub-advisory agreement. The Manager of Managers Structure does not permit an increase in the advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to any sub-adviser or a sub-advisory agreement within 90 days of the change.

Additional Information Relating to the Declaration of Trust

The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) provides that by virtue of becoming a shareholder of the Trust, each shareholder is bound by the provisions of the Declaration of Trust. Subject to the provisions of the Declaration of Trust, the Board may, subject to the requisite vote, engage in and prosecute, defend, compromise, abandon, or adjust, by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims, and demands relating to the Trust. The Board may, in the exercise of their or its good faith business judgment, dismiss any action, suit, proceeding, dispute, claim or demand, derivative or otherwise, brought by a shareholder in its own name or in the name of the Trust. The Declaration of Trust further provides a detailed process for the bringing of derivative actions by shareholders. Prior to bringing a derivative action, a written demand by the complaining shareholder must first be made on the Board to bring the subject action unless an effort to cause the Board to bring such action is excused. A demand on the Board shall only be excused if a majority of the Board a material personal financial interest in the subject action.

There may be questions regarding the enforceability of these provisions based on certain interpretations of the Securities Act of 1933 Act, as amended, the Securities Exchange Act of 1934, as amended and the 1940 Act. However, the Declaration of Trust provides if any provision shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall

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attach only to that provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of the Declaration of Trust. The provisions of the Declaration of Trust are not intended to restrict any shareholder rights under the federal securities laws and do not mandate the adjudication of federal securities laws claims through arbitration.

How to Buy and Sell Shares

The Fund will issue or redeem its Shares at NAV per Share only in Creation Units. Most Fund shareholders will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. Share prices are reported in dollars and cents per Share. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, a Fund Shareholder may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized participants may acquire Shares directly from the Fund, and authorized participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units, and in accordance with the procedures described in the SAI.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange is based on market price and may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

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Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions (“market timing”), and has adopted no policies and procedures with respect to market timing activities. In making this determination, the Board considered the risks associated with market timing activities by the Fund’s shareholders, including, dilution, disruption of portfolio management, increases in the Fund’s trading costs and the potential for the realization of capital gains.

Shares may be purchased and redeemed directly from the Fund only when aggregated into one or more Creation Units by authorized participants that have entered into agreements with the Fund’s distributor. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares detailed above. To the extent the Fund may effect the issuance or redemption of Creation Units in exchange wholly or partially for cash, such trades could result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objectives, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by authorized participants increases. However, direct trading by authorized participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Fund reserves the right to not accept orders from authorized participants that Innovator has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

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This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use as the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

The Fund intends to continue to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information only. You should consult your own tax advisor about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•   the Fund makes distributions,

•   you sell your Shares listed on the Exchange, and

•   you purchase or redeem Creation Units.

To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. The Fund intends to treat any income that it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

Taxes on Distributions

The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Shares, which could result in you having to pay higher taxes in the future when Shares are sold, even if you sell the Shares at a loss from your original investment. The tax status of your distributions from the Fund is not affected by

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whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

An election may be available to shareholders to defer recognition of the gain attributable to a capital gain dividend if they make certain qualifying investments within a limited time. Shareholders should talk to their tax advisor about the availability of this deferral election and its requirements. The Fund’s positions in FLEX Options may reduce the amount of long-term capital gains, and, thus, reduce the amount of distributions eligible to be capital gain dividends.

Taxes on Exchange Listed Shares

If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

Taxes and Purchases and Redemptions of Creation Units

If you exchange securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference

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between your basis in the Creation Units and the aggregate market value of the securities received and any cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of the FLEX Options

The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market but the positions will be subject to the straddle rules.

However, the Fund’s investments in offsetting positions with respect to the Underlying ETF may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax (“backup withholding”) from dividends and capital gains distributions paid to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify to the Fund that

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he or she is not subject to backup withholding. The current backup withholding rate is 24%. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will generally be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below.

However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Distributions to, and gross proceeds from dispositions of Shares by, (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners may be subject to a U.S. withholding tax of 30%. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Distributions and Taxes” in the SAI for more information.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

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Net Asset Value

US Bancorp Fund Services LLC (“USBFS”), the Fund’s administrator and fund accounting agent, calculates the Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. E.S.T.) every day the New York Stock Exchange is open. The NAV for one Share is the value of that Share’s portion of the net assets of the Fund, which is calculated by taking the market price of the Fund’s total assets, including any interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent is the NAV per Share.

Section 2(a)(41) of the 1940 Act provides that when a market quotation is readily available for a fund’s portfolio investments, such investment must be valued at the market value. Rule 2a-5 under the 1940 Act defines a readily available market quotation as “a quoted price (unadjusted) in active markets for identical investments that the fund can access at a measurement date, provided that a quotation will not be readily available if it is not reliable.” If a market quotation is not “readily available” the portfolio investment must be fair valued as determined in good faith by a fund’s board of trustees. Rule 2a-5 allows a fund’s board of trustees to designate the fund’s investment adviser as the “valuation designee” to perform fair value determinations subject to certain conditions. In accordance with Rule 2a-5, the Board has appointed Innovator as the “Valuation Designee” for the Fund’s portfolio investments. Investments will be fair valued as determined in good faith in accordance with the policies and procedures established by Innovator as the Valuation Designee pursuant to Rule 2a-5 and approved by, and subject to the oversight of, the Board of Trustees. As a general principle, “fair value” represents a good faith approximation of the value of a portfolio investment and is the amount the Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. The use of fair value prices may result in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. While the Valuation Procedures (defined below) are intended to result in the Fund’s NAV calculation that fairly reflects the values as of the time of pricing, the fair value determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.

FLEX Options listed on an exchange (e.g., Cboe) will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Fund’s option has a same-day market trading price, this same-day market trading price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Sub-Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s NAV. If either pricing vendor is not available to provide a model price for that day, the value of a FLEX option will be determined by Innovator as Valuation Designee in accordance with the Valuation Procedures. In instances where in the same trading day, a particular FLEX Option is represented in an all-cash

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basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or a redemption unit), for valuation purposes that trading day the Fund will default to use the trade price for both instances, rather than the model price otherwise available for the in-kind transaction.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price.

Exchange-traded options (other than FLEX Options) and futures contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be valued at fair value. Any fair value determination will be made in accordance with the policies and procedures established by Innovator as Valuation Designee in accordance with Rule 2a-5.

USBFS may obtain all market quotations used in valuing securities from a third-party pricing service vendor (a “Pricing Service”). If no quotation can be obtained from a Pricing Service, then USBFS will contact Innovator. Innovator is responsible for establishing the valuation of portfolio securities and other instruments held by the Fund in accordance with the pricing and valuation procedures adopted by the Board (the “Valuation Procedures”). Innovator will then attempt to obtain one or more broker quotes for the security daily and will value the security accordingly.

If no quotation is available from either a Pricing Service, or one or more brokers, or if Innovator has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by Innovator in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following: (a) the type of security; (b) the size of the holding; (c) the initial cost of the security; (d) transactions in comparable securities; (e) price quotes from dealers and/or pricing services; (f) relationships among various securities; (g) information obtained by contacting the issuer, analysts, or the appropriate stock exchange; (h) an analysis of the issuer’s financial statements; and (i) the existence of merger proposals or tender offers that might affect the value of the security.

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With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell Shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its Shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

For more information about how the Fund’s NAV is determined, please see the section in the SAI entitled “Determining Offering Price and Net Asset Value.”

Fund Service Providers

US Bancorp Fund Services LLC is the administrator and transfer agent for the Trust. U.S. Bank, N.A. serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information showing the number of days the market price of Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.innovatoretfs.com.

Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Rule 12d1-4 under the 1940 Act provides the requirements under which an investment company may invest in securities of another investment company beyond the limits prescribed in Section 12(d)(1) of the 1940 Act. Any investment by another investment company in the Fund, or by the Fund in another investment company, must comply with Rule 12d1-4 in order to exceed the limits contained in Section 12(d)(1).

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. The total returns in the table represent how much an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single Fund Share. The information below has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR, which is available upon request.

Innovator ETFs® Trust
Financial Highlights
Innovator Premium Income 9 Buffer ETF™ — October

		Investment Operations:			Less Distributions From:
For the Year Ended	Net Asset Value, Beginning of the Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
10/31/2024	$23.63	$1.04	$0.75	$1.79	$(1.02)	$—	$(0.76)	$(1.78)
10/31/2023(f)	$23.74	$0.09	$(0.07)	$0.02	$(0.06)	$—	$(0.09)	$(0.15)
					Supplemental Data and Ratios
For the Year Ended	ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return		Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)
10/31/2024	$0.01	$23.65	7.76%		$15,369	0.79%	4.32%	0%
10/31/2023(f)	$0.02	$23.63	0.18	%(e)	$2,363	0.79%	5.14%	0	%(e)

(a)      Net investment income per share has been calculated based on average shares outstanding during the year.

(b)      Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)      Portfolio turnover rate excludes in-kind transactions.

(d)      Annualized for periods less than one year.

(e)      Not annualized for periods less than one year.

(f)      Inception date of the Fund was September 29, 2023.

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Innovator Premium Income 9 Buffer ETF™ — October

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund’s most recent SAI, annual or semi-annual reports and certain other information such as Fund financial statements are available free of charge by calling the Fund at (800) 208-5212, on the Fund’s website at www.innovatoretfs.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Innovator Capital Management, LLC 200 W. Front Street Wheaton, Illinois 60187 (800) 208-5212 www.innovatoretfs.com	SEC File #: 333-146827 811-22135

Prospectus

Innovator Premium Income 15 Buffer ETF™ — October

(Cboe BZX — LOCT)

February 28, 2025

Innovator Premium Income 15 Buffer ETF™ — October (the “Fund”) is a series of
Innovator ETFs® Trust (the “Trust”) and is an actively managed ETF.

• The Fund employs an income-oriented “defined outcome strategy.” Defined outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The outcomes sought by the Fund, which include the defined distributions and buffer discussed below (the “Outcomes”), are contingent on the performance of the price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) and the yield of U.S. Treasury bills (“U.S. Treasuries”) over an approximately one-year period from October 1 through September 30 of the following year (the “Outcome Period”). The current Outcome Period is from October 1, 2024 through September 30, 2025. The Fund invests in FLexible EXchange Options (“FLEX Options”) that reference the Underlying ETF and U.S. Treasuries. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). The Fund will not terminate after the conclusion of the Outcome Period. After the conclusion of the Outcome Period, another Outcome Period will begin. The Fund and the sought-after Outcomes are designed for shareholders who invest from the commencement of the Outcome Period through the end of the Outcome Period. If an investor purchases shares of the Fund (“Shares”) after the Outcome Period has begun or sells Shares prior to the expiration of the Outcome Period, the investment outcomes experienced by such investor will differ from the Fund’s sought-after Outcomes. There is no guarantee that the Outcomes for an Outcome Period will be realized.

•   As further described in this Prospectus, the Fund’s principal investment strategy seeks to provide the following investment profile over each Outcome Period:

•   Defined Distributions:    The Fund seeks to provide shareholders distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 5.92% prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each month will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). The Defined Distribution Rate is applicable only to those investors who hold Shares for an entire Outcome Period and is not guaranteed. See “Principal Investment Strategies – Fund Portfolio”.

•   Buffer:    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with a buffer (the “Buffer”) against the first 15% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 15% on a one-to-one basis. If the Outcome Period has begun and the Fund has decreased in value beyond the pre-determined 15% Buffer, an investor purchasing Shares at that price may not benefit from the Buffer. Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing Shares at that price may not benefit from the Buffer until the Fund’s value has decreased to its value at the commencement of the Outcome Period. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

•   Outcomes:    The Fund is designed to provide investors with Outcomes for each Outcome Period that is equal to the Defined Distribution Rate, less the losses experienced by the Underlying ETF if such losses exceed the Buffer at the end of the Outcome Period. If at the end of the Outcome Period the Underlying ETF has experienced a positive price return, or price return losses that are less than the Buffer, the Fund is designed to provide investors who hold shares for the entirety of the Outcome

Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the Underlying ETF has experienced losses at the end of the Outcome Period that exceed the Buffer, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value reflecting the losses experienced by the Underlying ETF that exceed the Buffer, plus the Defined Distribution Rate. The Fund will not receive any of the upside returns of the Underlying ETF over each Outcome Period.

Investors that purchase Shares after the Outcome Period has begun or sell Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. The effect of the Buffer on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the Underlying ETF has produced losses that exceed the Buffer at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the Underlying ETF is likely to have changed in value and will affect the amount of losses the Underlying ETF may incur before the Buffer is exceeded. An investor that holds Shares through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because at the end of each Outcome Period, a new Buffer will be established based on the then-current price of the Underlying ETF and any losses experienced below the Buffer will be locked-in. Moreover, because the Fund does not participate in the upside returns of the Underlying ETF, the Fund will be unable to recoup any losses from the prior Outcome Periods. Accordingly, over multiple Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF. See “Principal Investment Strategies – The Outcome Period”.

•   The Outcomes are provided prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets are considered, the Defined Distribution Rate is 5.13%. The Outcomes will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund.

•   The Fund’s FLEX Options positions will not provide upside exposure to the price return of the Underlying ETF and therefore the Fund will not participate in any increases in the price return of the Underlying ETF over the duration of the Outcome Period. Notwithstanding the above, the Fund is subject to the possibility of experiencing the significant losses of the Underlying ETF if its price return falls below the Buffer. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of Underlying ETF.

•   The Outcomes may only be realized by investors who hold Shares at the outset of the Outcome Period and continue to hold such Shares until the conclusion of the Outcome Period. The Fund’s strategy is designed to produce the Outcomes on the last day of each Outcome Period. It should not be expected that the Outcomes, including the net effect of the Fund’s annual management fee on the Outcomes, will be provided at any point prior to the last day of the Outcome Period. Investors considering purchasing Shares after the Outcome Period has begun or selling Shares prior to the end of the Outcome Period should visit the website referenced below to fully understand the potential Outcomes.

•   The Fund’s website, www.innovatoretfs.com/loct, provides important Fund information (including, among other items, Outcome Period start and end dates, information relating to the Defined Distributions, the Defined Distribution Rate and the potential Outcomes related to the Buffer), as well information relating to the potential outcomes of an investment in the Fund on a daily basis. If you are contemplating purchasing Shares, please visit the Fund’s website.

Although the Fund seeks to achieve its investment objective, there is no guarantee that it will do so. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund. The Fund has characteristics unlike many other traditional investment products and may not be suitable for all investors.

The Fund lists and principally trades its Shares on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices may differ to some degree from the net asset value of Shares. Unlike mutual funds, the Fund issues and redeems Shares at NAV only in large blocks of Shares called “Creation Units.” The Fund is a series of the Trust and is an actively managed exchange-traded fund organized as a separate series of a registered management investment company.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Innovator Premium Income 15 Buffer ETF™ – October

Investment Objective

The Fund seeks to provide investors, over the period from October 1, 2024 to September 30, 2025, with an investment that provides a high level of income through a Defined Distribution Rate of 5.92% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of SPDR® S&P 500® ETF Trust losses.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.79%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.
	1 Year	3 Years	5 Years	10 years
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:	$81	$252	$439	$978

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

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Principal Investment Strategies

General Strategy Description.    The Fund is an actively managed exchange-traded fund (“ETF”) that invests in U.S. Treasury bills (the “U.S. Treasuries”) and FLexible EXchange® Options (“FLEX Options”) that use as a reference asset, the SPDR® S&P 500® ETF Trust (the “Underlying ETF”). Due to the unique mechanics of the Fund’s strategy, the return an investor can expect to receive from an investment in the Fund has characteristics that are distinct from many other investment vehicles. It is important that an investor understand the characteristics of the Fund before making an investment in the Fund. As further described below, the Fund’s principal investment strategy seeks to provide the following investment profile over an approximately one-year period from October 1 to September 30 of the following year (the “Outcome Period”):

•   Defined Distributions:    The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The Fund will establish an annualized payment rate (the “Defined Distribution Rate”) based upon the Fund’s net asset value (“NAV”) at the commencement of the Outcome Period, which is the percentage of Defined Distributions per Share over the Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 5.92% prior to taking into account any fees or expenses charged to shareholders. The Defined Distribution Rate is based on market conditions at the onset of the Outcome Period and is likely to rise or fall from one Outcome Period to the next. Shareholders of record on the last business day of each month will be paid Defined Distributions on the first business day of the following respective month (each, a “Distribution Date”). See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Defined Distribution Rate” for additional information.

•   Buffer:    The Fund seeks to provide shareholders that hold Shares for the entire Outcome Period with a Buffer against the first 15% of Underlying ETF losses during the Outcome Period. The Fund’s shareholders will bear all Underlying ETF losses exceeding 15% on a one-to-one basis. If the Outcome Period has begun and the Fund has decreased in value beyond the pre-determined 15% Buffer, an investor purchasing Shares at that price may not benefit from the Buffer. Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing Shares at that price may not benefit from the Buffer until the Fund’s value has decreased to its value at the commencement of the Outcome Period. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

At the conclusion of each Outcome Period, the Fund will establish a new Buffer (i.e., beginning at 15% of Underlying ETF losses) for the next Outcome Period. The Buffer level beginning at 15% of losses of the Underlying ETF will remain constant from one

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Outcome Period to the next. There is no guarantee that the Fund will be successful in its attempt to implement the Buffer. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Buffer” for additional information.

•   Outcomes:    The pre-determined outcomes sought by the Fund, which include the Defined Distributions and the Buffer (the “Outcomes”) are designed to provide investment performance for each Outcome Period that is equal to the Defined Distribution Rate, less any decreases in NAV reflecting the losses experienced by the Underlying ETF that exceed the Buffer. If at the end of the Outcome Period the Underlying ETF has experienced (in comparison to the market value of the Underlying ETF at the beginning of the Outcome Period) a positive price return, or price return losses that are less than the Buffer, the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period returns that equal the original NAV at the commencement of the Outcome Period plus the Defined Distribution Rate. Conversely, if the Underlying ETF has experienced losses at the end of the Outcome Period that exceed the Buffer (in comparison to the market value of the Underlying ETF at the beginning of the Outcome Period), the Fund is designed to provide investors who hold shares for the entirety of the Outcome Period with a NAV that decreases in value reflecting the losses experienced by the Underlying ETF that exceed the Buffer. The Fund will not receive any of the upside returns of the Underlying ETF over the Outcome Period. See “Principal Investment Strategies – Fund Portfolio” and “Principal investment Strategies – The Outcome Period” for additional information. The Fund and the sought-after Outcomes are designed for shareholders who invest and hold Shares from the commencement of the Outcome Period through the end of the Outcome Period. The effect of the Buffer on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the Underlying ETF has produced losses that exceed the Buffer at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the Underlying ETF is likely to have changed in value and will affect the amount of losses the Underlying ETF may incur before the Buffer is exceeded. If an investor purchases Shares after the Outcome Period has begun or sells Shares prior to the conclusion of the Outcome Period, the Outcomes experienced by the investor will differ from the Fund’s sought-after Outcomes. See “Principal Investment Strategies – Intra-Outcome Period”.

The Fund seeks a high level of income that exceeds an investment in U.S. Treasuries with premiums generated from the Fund’s FLEX Options positions. As further described below, the Fund will purchase U.S. Treasuries and enter into a series of FLEX Option contracts that provides additional income to the Fund by virtue of premiums received from sold FLEX Options. The Fund is designed to provide Defined Distributions based on a Defined Distribution Rate that is established at the commencement of each Outcome Period. The Defined Distribution Rate is based upon prevailing market conditions for both the U.S Treasuries and the FLEX Options on the first day of the Outcome Period and will be further reduced by the Fund’s annual management fees, any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the current Outcome Period, the Defined Distribution Rate is 5.92% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.13%. While the Defined Distribution Rate is expected to remain constant over the Outcome Period

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for shareholders who hold Shares continuously from the commencement of the Outcome Period until its conclusion, the Defined Distribution Rate is not guaranteed. The Defined Distribution Rate is based on the NAV per Share at the commencement of the Outcome Period and any shareholders that initially invest at a Share price that differs from this NAV will not experience the Defined Distribution Rate. Because the Defined Distribution Rate is based upon prevailing market conditions at the beginning of an Outcome Period, the Defined Distribution Rate will rise or fall from one Outcome Period to the next.

Fund shareholders also will be subject to losses experienced by the Underlying ETF if the Underlying ETF experiences losses from the commencement of the Outcome Period to its conclusion that exceed the Buffer. The Fund will seek to set the Buffer at 15% of Underlying ETF losses at the end of each Outcome Period. If at the end of the Outcome Period the Underlying ETF has experienced a positive price return, or price return losses that are less than the Buffer, the Fund will not experience any of the losses of the Underlying ETF and is designed to provide returns that equal the Defined Distribution Rate. However, if the Underlying ETF has decreased in value below the Buffer at the end of the Outcome Period, the Fund’s investments will generate Outcomes that equal the Defined Distribution Rate less any decreases in NAV reflecting the losses experienced by the Underlying ETF that exceed the Buffer. The Fund will not benefit from any increases in the Underlying ETF over the course of an Outcome Period but is subject to the possibility of significant losses experienced by the Underlying ETF if the value of the Underlying ETF drops below the Buffer at the end of the Outcome Period. A shareholder could lose its entire investment. The Fund will not receive or benefit from any dividend payments made by the constituents of the Underlying ETF.

The current Outcome Period is from October 1, 2024 through September 30, 2025. Upon the conclusion of the Outcome Period, the Fund will receive the value of its investments in the U.S. Treasuries upon the maturity of such U.S. Treasuries and deliver cash owed on its FLEX Options positions, if any. At the commencement of the new Outcome Period, the Fund will enter into new FLEX Options with an expiration date of approximately one year and invest in U.S Treasuries with maturity dates on or about each Distribution Date, the majority with maturities on or about the final Distribution Date at the conclusion of the Outcome Period. The Outcomes may only be realized by shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. See “Principal Investment Strategies – Intra-Outcome Period” and “Principal Investment Strategies – The Outcome Period” for additional information.

Fund Portfolio.    The Fund’s investment sub-adviser, Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”) will pursue the Fund’s investment objective through the combination of FLEX Options positions that reference the Underlying ETF and in U.S. Treasuries. As further described below, the Fund will invest proceeds from investments in the Fund, together with the FLEX Options premium net proceeds, in U.S. Treasuries in seeking to provide the Defined Distribution Rate.

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FLEX Options are exchange-traded option contracts with uniquely customizable terms. Although guaranteed for settlement by the Options Clearing Corporation (the “OCC”), FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded options. See “Principal Risks – Derivatives Risk – FLEX Options Risk”. The Fund’s FLEX Options positions have expiration dates on or about the final date of the Outcome Period. In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option contract the right to buy or sell a particular asset at a specified future date at an agreed upon price. An option contract gives the purchaser of the option, in exchange for the premium paid, the right to purchase (for a call option) or sell (for a put option) the underlying asset at a specified price (the “strike price”) on a specified date (the “expiration date”). A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the seller of the put option contract (i.e., the “writer”) the obligation to buy (if the option is exercised), a specified amount of an underlying security at a pre-determined price (the strike price). The FLEX Options used by the Fund are European-style option contracts, meaning that the FLEX Options may only be exercised on the expiration date. The FLEX Options are not guaranteed to perform as expected. See “Principal Risks – Buffer Risk” and “Principal Risks – Derivatives Risk – FLEX Options Risk” below for additional information. Each of the FLEX Options sold throughout the Outcome Period are expected to have the same or similar terms (i.e., strike price and expiration) as the corresponding FLEX Options sold on the first day of the Outcome Period. The reference asset for the Fund’s FLEX Options positions is the Underlying ETF. The Underlying ETF is an exchange-traded unit investment trust that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index, which is a market capitalization weighted index of the 500 largest U.S. public companies. The Underlying ETF invests in equity securities of companies, including companies with large capitalizations. To the extent the Underlying ETF concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. Through its use of FLEX Options that provide exposure to the Underlying ETF, the Fund has significant exposure to companies in the information technology sector. For more information on the Underlying ETF, please see the section of the prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies.”

The Fund will also purchase U.S. Treasuries that align with the monthly Distribution Dates for the effective management of the Fund’s portfolio and Defined Distributions, with the majority of the Fund’s assets invested in U.S. Treasuries that expire on or about the final Distribution Date at the conclusion of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government.

5

The below chart represents the Fund’s investment portfolio and related investment function of each component.

Innovator Premium Income 15 Buffer ETF™ – Fund Holdings

Portfolio Investment	Investment Terms	Investment Function	Investment Maturities/Expirations
U.S. Treasuries	Investments in the Fund and premiums generated from the Fund’s put FLEX Option positions are invested in U.S. Treasury bills supported by the full faith and credit of the U.S. Government	Treasury Income	Monthly to align with the Defined Distributions, including the final day of the Outcome Period
Sold Put FLEX Option Contract on Underlying ETF

Fund sells an out-of-the-money put FLEX Option (i.e., the strike price is less than the current asset price) at 85% of the then-current value of the Underlying ETF at the beginning of the Outcome Period

Premium generated from selling put FLEX Option which is subsequently invested in U.S. Treasuries

Position provides losses experienced by the Underlying ETF losses on a one-to-one basis starting at 85% of the then-current value of the Underlying ETF

Final day of the Outcome Period

The Sub-Adviser seeks to specifically select the strike price for each FLEX Option contract held by the Fund such that if the FLEX Options were exercised on the expiration date (the final day of the Outcome Period), the Fund’s portfolio would provide a 15% Buffer with losses experienced to the full extent of the Underlying ETF losses on a one-to-one basis starting at 15% of losses. The Fund’s portfolio holdings are as detailed below:

•   A sold put FLEX Option with a strike price at 85% of the value of the Underlying ETF at the commencement of the Outcome Period. The sold put FLEX Option provides one-to-one downside for all losses that exceed the strike price. In exchange for selling the put FLEX Option, the Fund will receive a premium that will be invested in the U.S. Treasuries and be part of the Defined Distribution Rate.

•   The Fund will use proceeds from the sale of Shares to purchase U.S. Treasuries that mature at the end of the Outcome Period. The Fund receives premiums from its FLEX Options positions and invests the proceeds in U.S. Treasuries with maturities that align with the Distribution Dates. The U.S. Treasuries are entitled to an interest rate, which when added to the premiums received for selling FLEX Options, produce the Defined Distribution Rate. The Defined Distribution Rate is distributed to shareholders in Defined Distributions.

Intra-Outcome Period.    It is anticipated that during the Outcome Period the Fund’s NAV will not change in value at the same rate as the Underlying ETF, and in some instances may not be correlated to the movements in the value of the Underlying ETF. The Fund’s NAV is based upon

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the value of its portfolio. During each Outcome Period, the Fund’s NAV will be subject to increases and decreases in the market value of the U.S. Treasuries until the U.S. Treasuries held by the Fund mature. The value of the Fund’s FLEX Options positions, which expire at the conclusion of an Outcome Period, will also impact the Fund’s NAV and is dependent upon additional factors. Although the value of the Underlying ETF is a significant component of the value of the Fund’s FLEX Options, the time remaining until the FLEX Options expire and other factors, including current interest rates and volatility rates, will also affect their value. The Sub-Adviser, anticipates that the value of the FLEX Options, and therefore the Fund’s NAV, may increase on days when the Underlying ETF increases (if the Underlying ETF is below its original value at the start of the Outcome Period) and may decrease on days when the Underlying ETF’s level decreases, but that the rate of change will be less than that experienced by the Underlying ETF. Because the Fund will not participate in upside exposure to the Underlying ETF for the entirety of an Outcome Period, to the extent the value of the Underlying ETF increases beyond the initial value at the commencement of the Outcome Period, the value of the Fund’s FLEX Options are not expected to have corresponding price movements. The effect of the Buffer on the sought-after Outcomes is measured only at the end of the Outcome Period, regardless of whether the level of the Underlying ETF has produced losses that exceed the Buffer at any point during the Outcome Period. However, the proximity of the value of the Underlying ETF to the Buffer will have a significant impact on the value of the Fund’s FLEX Options and the direction and rate of change of the Fund’s NAV as compared to that of the Underlying ETF. Similar to other securities with established dividend or distribution payment dates, it is expected that the Fund’s NAV may increase or decrease immediately prior to and following a Distribution Date. As a result, it is possible that the Fund’s NAV could decrease notwithstanding an increase in the Underlying ETF. It is anticipated that the Fund will be subject to significant changes in the value of the FLEX Options, and therefore the Fund’s NAV, at the end of the Outcome Period depending on the proximity of the value of the Underlying ETF to the Buffer. As a result, as time approaches the expiration date of the FLEX Options, subsequent movements in the value of the Underlying ETF may have dramatic impacts on the Fund’s NAV. Investors should understand this potential relationship before investing in the Fund.

Investors purchasing Shares after the Outcome Period has begun or selling Shares prior to the Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide. Such experience may be impacted as detailed below:

•   Impact on the Defined Distribution Rate:    The Defined Distribution Rate is measured against the NAV per Share at the commencement of the Outcome Period and is only applicable to shareholders who continuously hold Shares from the commencement of the Outcome Period until its conclusion. Investors purchasing Shares following a Distribution Date will not be entitled to Defined Distributions made prior to the Distribution Date and will therefore not receive the full Defined Distribution Rate for such Outcome Period. Similarly, investors selling Shares prior to a Distribution Date will not receive the full Defined Distribution Rate for the Outcome Period and will not be entitled to Defined Distributions after such sale. Investors purchasing Shares after an Outcome Period commences will have a different effective Defined Distribution Rate as a result of any differences versus the price of the Shares purchased versus that of the Fund’s NAV at the commencement of the Outcome Period. See “Additional Information About the Fund’s Principal Investment Strategies.”

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•   Impact on the Buffer:    If an investor purchases Shares after the commencement of the Outcome Period, the Underlying ETF is likely to have changed in value which will affect the amount of losses the Underlying ETF may incur before the Buffer. The effect of the Buffer on the sought-after Outcomes is measured at the end of the Outcome Period, regardless of whether the level of the Underlying ETF has produced losses that exceed the Buffer at any point during the Outcome Period. However, if an investor purchases Shares after the commencement of the Outcome Period, the Underlying ETF is likely to have changed in value and will affect the amount of losses the Underlying ETF may incur before the Buffer is exceeded. If the Underlying ETF has decreased in value, such intra-Outcome Period investor will not receive a full 15% Buffer. If an investor is considering purchasing Shares during the Outcome Period, and the value of the Underlying ETF has already decreased, an investor purchasing Shares at that time will receive less of a Buffer or no Buffer that the Fund seeks to offer for the remainder of the Outcome Period. Although the effect of the Buffer with respect to the Fund’s designed Outcomes over an Outcome period is measured only at the end of the Outcome Period, the Fund’s NAV is expected to change over the course of the Outcome Period as a result of changes in the value of the Underlying ETF. Accordingly, during an Outcome Period, the Fund may be subject to significant changes in share price that is based on the Underlying ETF’s relative position to the Buffer and subsequent movements in the value of the Underlying ETF.

The Outcome Period.    The Outcome Period is from October 1 to September 30 of the following year and begins on the day the FLEX Options are entered into and ends approximately one year later on the expiration date for the FLEX Options. Because the terms of the FLEX Options will not change over the course of the Outcome Period, the Buffer is measured against the value of the Underlying ETF at the onset of the Outcome Period. In addition, certain of the Fund’s U.S. Treasuries will mature at or near the end of each Outcome Period. To achieve the Outcomes sought by the Fund for the Outcome Period, an investor must hold Shares at the commencement of the Outcome Period through its conclusion. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes. The Fund’s strategy is designed to produce the Outcomes on the last day of the Outcome Period and it should not be expected that the Outcomes will be provided at any point prior to that time.

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The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

VERY NEGATIVE
NEGATIVE
POSITIVE
VERY POSITIVE
Profit
Loss
DEFINED
DISTRIBUTION RATE
TARGETED
15% BUFFER
-85% + Defined
Distribution Rate
SPDR S&P 500 ETF Trust
Innovator Premium Income 15 Buffer ETF™

Please note this graph is provided merely to illustrate the Outcomes that the Fund seeks to provide based upon the performance of the SPDR® S&P 500® ETF Trust, the Buffer and the Defined Distribution Rate. There Is no guarantee that these Outcomes will be achieved over the course of the Outcome Period.

The following table contains hypothetical examples designed to illustrate the operationality of the Fund and the Outcomes it seeks to provide over an Outcome Period. The table is provided for illustrative purposes and does not provide every possible performance scenario for Shares over the course of an Outcome Period.  There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The table is not intended to predict or project the performance of the Underlying ETF, the FLEX Options or the Fund. Fund shareholders should not take this information as an assurance of the expected performance of the Underlying ETF, the FLEX Options or the Fund. The actual overall performance of the Fund will vary during the Outcome Period. While the Fund’s FLEX Options performance includes premiums generated from such FLEX Options, the below table reflects that premiums generated

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from the Fund’s FLEX Options positions are included in the Defined Distribution Rate. Please refer to the Fund’s website, www.innovatoretfs.com/loct, which provides updated information relating to this table on a daily basis throughout the Outcome Period.

Underlying ETF Performance	-100%	-50%	-25%	-15%	0%	10%	20%	50%	100%
FLEX Options Performance	-85%*	-35%*	-10%*	0%*	0%*	0%*	0%*	0%*	0%*
Fund Performance	-85% + Defined Distribution Rate**	-35% + Defined Distribution Rate**	-10% + Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**	Defined Distribution Rate**

*           The FLEX Options’ performance includes the premium received by the Fund for selling such options, which is not reflected in this figure, but is included in the Defined Distribution Rate indicated below.

**         The Fund’s performance is equal to the Defined Distribution Rate minus the losses experienced by the Underlying ETF that exceed the Buffer, if any. The Defined Distribution Rate is set on the first day of the Outcome Period and is 5.92% prior to taking into any account fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.13%. The Fund’s annual management fee of 0.79% of the Fund’s average daily net assets, any shareholder transaction fees and any extraordinary expenses incurred by the Fund will have the effect of reducing the Defined Distribution Rate, and therefore the performance delivered by the Fund to the Fund’s shareholders.

An investor that holds Shares through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because at the end of each Outcome Period, a new Buffer will be established based on the then-current price of the Underlying ETF and any losses experienced below the Buffer will be locked-in. Moreover, because the Fund does not participate in the upside returns of the Underlying ETF, the Fund will be unable to recoup any losses from the prior Outcome Periods. Accordingly, over multiple Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF.

The Defined Distribution Rate.    Unlike other investment products, the potential upside returns an investor can receive from an investment in the Fund over the course of the Outcome Period is the Defined Distribution Rate, less any decreases in NAV reflecting the losses experienced by the Underlying ETF that exceed the Buffer at the end of the Outcome Period (in comparison to the market value of the Underlying ETF at the commencement of the Outcome Period). The Defined Distribution Rate, which is paid out via the Defined Distributions, is determined at the commencement of each Outcome Period and represents the expected payment rate an investor can achieve from an investment in Shares over the duration of the Outcome Period, however such payment rate is not guaranteed. The Defined Distribution Rate is the result of the premiums received from the Fund’s sold FLEX Options and the income received by the Fund through its investments in U.S. Treasuries. The Defined Distribution Rate is calculated against the Fund’s NAV per Share at the commencement of the Outcome Period and is only representative to shareholders who invest in Shares at this NAV per Share. If a shareholder purchases Shares at a market price that differs from that of the NAV per Share at the commencement of the Outcome Period, such shareholder will experience a different rate than the Defined Distribution Rate.

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During each Outcome Period, the Fund will purchase and sell FLEX Options and use the proceeds from the sale of Shares to purchase U.S. Treasuries. The amount of premiums the Fund receives for selling FLEX Options as well as the interest rate for the U.S. Treasuries, and therefore the Defined Distribution Rate of the Fund, will be dependent upon prevailing market conditions at the time the Fund enters into the FLEX Options and purchases U.S. Treasuries, most notably, current interest rates and volatility in the Underlying ETF. The Defined Distribution Rate for the current Outcome Period is 5.92% prior to taking into account any fees or expenses charged to shareholders. When the Fund’s annual Fund management fee of 0.79% of the Fund’s average daily net assets is taken into account, the Defined Distribution Rate is 5.13%. The Defined Distribution Rate will be further reduced by any shareholder transaction fees and any extraordinary expenses incurred by the Fund. For the purposes of this prospectus, “extraordinary expenses” are non-recurring expenses that may incurred by the Fund outside of the ordinary course of its business, including, without limitation, costs incurred in connection with any claim, litigation, arbitration, mediation, government investigation or similar proceedings, indemnification expenses and expenses in connection with holding and/or soliciting proxies for a meeting of Fund shareholders. The Defined Distribution Rate is also set forth on the Fund’s website at www.innovatoretfs.com/loct.

The Fund distributes the Defined Distribution Rate through the Defined Distributions. Defined Distributions are paid on the first business day of the following respective month (each a Distribution Date), to shareholders of record on the last business day of each month. The Defined Distribution Rate is only applicable to investors who continuously hold Shares from the commencement of the Outcome Period until its conclusion. The Defined Distribution Rate will remain constant for such investors over the course of a single Outcome Period. However, the Defined Distribution Rate will change from one Outcome Period to the next based upon prevailing market conditions at the beginning of the Outcome Period. The Defined Distribution Rate and Defined Distributions should be considered before investing in the Fund. If an investor is considering purchasing Shares after the Outcome Period has commenced, and the Fund has already made some or all of its Defined Distributions, an investor purchasing Shares will not receive the same Defined Distribution Rate for the remainder of the Outcome Period but will still remain vulnerable to the entirely of the significant downside risks associated with the Buffer. In such an instance, the investor may experience significantly different Outcomes than those the Fund seeks to provide. There is no guarantee that the Fund will successfully achieve its investment objective.

The Buffer.    The Buffer is only operative against the first 15% of Underlying ETF losses for the Outcome Period; however, there is no guarantee that the Fund will be successful in its attempt to provide buffered returns. After the Underlying ETF’s share price has decreased by more than 15%, the Fund will experience all subsequent losses on a one-to-one basis. The Fund’s strategy is designed to produce the Outcomes upon the expiration of its FLEX Options investments on the last day of the Outcome Period. Therefore, it should not be expected that the Buffer will be provided at any point prior to the last day of the Outcome Period. If an investor is considering purchasing Shares during the Outcome Period, and the Fund has already decreased in value by an amount equal to or greater than 15%, an investor purchasing Shares at that price may not benefit from the Buffer that the Fund seeks to provide for the remainder of the Outcome Period. Conversely, if an investor is considering purchasing Shares during the Outcome Period and the Fund has already increased in value, then a shareholder may experience losses prior to gaining the protection offered by the Buffer, which is not guaranteed. A shareholder that

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purchases Shares at the beginning of the Outcome Period may lose their entire investment. While the Fund seeks to limit losses to 85% for shareholders who hold Shares for the entire Outcome Period, there is no guarantee it will successfully do so. Depending upon market conditions at the time of purchase, a shareholder that purchases Shares after the Outcome Period has begun may also lose their entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses.

Fund Rebalance.    The Fund is a continuous investment vehicle. It does not terminate and distribute its assets at the conclusion of each Outcome Period. On the termination date of an Outcome Period, the Sub-Adviser will invest in a new set of FLEX Options and U.S. Treasuries, and another Outcome Period will commence.

Following the close of business on the last day of the Outcome Period, the Fund will file a prospectus supplement that discloses the Fund’s final Defined Distribution Rate (both gross and net of the unitary management fee) for the next Outcome Period and disclose such information on the Fund’s website, www.innovatoretfs.com. The Fund’s website will also provide information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and potential Outcomes related to the Buffer, of an investment in the Fund on a daily basis.

The Fund’s website, www.innovatoretfs.com/loct, provides information relating to the Outcomes, including information relating to the Defined Distribution Rate, Defined Distributions and Buffer, of an investment in the Fund on a daily basis.

The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Defined Outcome Strategy Risk.    The Fund, in employing a “defined outcome strategy” is subject to certain unique risks, which are detailed below.

Buffered Loss Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against Underlying ETF losses if the Underlying ETF’s share price decreases by 15% or less over the duration of the Outcome Period. A shareholder may lose their entire investment. The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate, while limiting downside losses, if Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available. The Fund does not provide principal

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protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment. An investor that holds Shares through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because at the end of each Outcome Period, a new Buffer will be established based on the then-current price of the Underlying ETF and any losses experienced below the prior Buffer will be locked-in. Since the Fund does not participate in the upside returns of the Underlying ETF, the Fund may have losses that exceed those of the Underlying ETF over multiple Outcome Periods.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to losses of the Underlying ETF that exceed the Buffer. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the Underlying ETF (relative to the initial value of the Underlying ETF at the commencement of the Outcome Period) despite being subject to all of the downside losses of the Underlying ETF after such losses exceed the Buffer. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as Fund will not experience any positive price returns of the Underlying ETF, if any, and the Fund would underperform the Underlying ETF to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

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Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the Underlying ETF and may underperform the Underlying ETF and other funds.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4 under the 1940 Act (“Rule 18f-4”), the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Buffer and Defined Distributions.

FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options,

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the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the Underlying ETF’s price return has dropped below the Buffer. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying ETF. Depending on the value of the Underlying ETF at this time and its proximity to the Buffer, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the Underlying ETF. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying ETF’s price return, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF, the Buffer and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 under the 1940 Act (“Rule 18f-4”) in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will

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hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Underlying ETF Risk.    Because the Fund is subject to the downside price returns of the Underlying ETF if the Underlying ETF losses exceed the Buffer, the Fund is subject to the associated risks of the Underlying ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF through its usage of FLEX Options:

Equity Securities Risk.    The Underlying ETF tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

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Information Technology Companies Risk.    The Underlying ETF is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The Underlying ETF tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the Underlying ETF has decreased below the Buffer. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. Further, small changes in the value of the Underlying ETF at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied volatility levels of the Underlying ETF, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the Underlying ETF on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes or interpretations affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Concentration Risk.    Through its usage of FLEX Options, the Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the Underlying ETF. To the extent the Fund has significant exposure in a single asset class or the securities of

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issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

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Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to sell) on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for

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cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Buffer, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or

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redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a “regulated investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

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Performance

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compared to those of a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Calendar Year Total Returns as of 12/31
15%
10%
5%
0%
5.30%
2024

The Fund’s highest quarterly return was 1.38% (quarter ended December 31, 2024) and the Fund’s lowest quarterly return was 1.21% (quarter ended September 30, 2024).
Average Annual Total Return as of December 31, 2024
Innovator Premium Income 15 Buffer ETF™ — October	1 Year	Since Inception (9/29/2023)
Return Before Taxes	5.30%	6.73%
Return After Taxes on Distributions	3.56%	4.86%
Return After Taxes on Distributions and Sale of Fund Shares	3.11%	4.33%
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)	23.31%	28.64%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	25.02%	30.48%

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

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Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Management

Investment Adviser

Innovator Capital Management, LLC (“Innovator” or the “Adviser”)

Investment Sub-Adviser

Milliman Financial Risk Management LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•   Robert T. Cummings — Principal, Senior Director, Head of Portfolio Management at Milliman

•   Jordan B. Rosenfeld — Senior Director and Portfolio Manager at Milliman

Each of the portfolio managers is primarily and jointly responsible for the day-to-day management of the Fund. Mr. Cummings has served in this capacity since the Fund’s inception in October 2023. Mr. Rosenfeld has served in this capacity since July 2024.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at NAV only with authorized participants that have entered into agreements with the Fund’s distributor and only in Creation Units or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests. The Fund may issue and redeem Shares in exchange for cash at a later date but has no current intention of doing so. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.innovatoretfs.com.

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Tax Information

The Fund’s distributions will generally be taxable as ordinary income, return of capital or capital gain. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), Innovator and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investor Suitability Considerations

You should only consider this investment if:	You should not consider this investment if:

•   you fully understand the risks inherent in an investment in Shares;

•   you desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you understand that the Fund is subject to losses of the Underlying ETF if the Underlying ETF losses exceed the Buffer at the end of the Outcome Period and are willing to bear those losses;

•   you are willing to hold Shares for the duration of the Outcome Period in order to achieve the Outcomes that the Fund seeks to provide;

•   you fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Buffer;

•   you understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are willing to forgo any gains experienced by the Underlying ETF;

•   you understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the Underlying ETF’s proximity to the Buffer;

•   you understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you are willing to accept the risk of losing your entire investment; and

•   you have visited the Fund’s website and understand the investment outcomes available to you based upon the time of your purchase.

•   you do not fully understand the risks inherent in an investment in Shares;

•   you do not desire to invest in a product with a return that seeks to produce a defined income level of the Defined Distribution Rate over the course of the Outcome Period;

•   you do not understand and/or are unwilling to bear that the Fund is subject to the losses of the Underlying ETF if the Underlying ETF losses exceed the Buffer at the end of the Outcome Period;

•   you are not willing to hold Shares for the duration of the Outcome Period;

•   you do not fully understand that investments made after the Outcome Period has begun may not achieve the Outcomes, and specifically may receive a smaller Defined Distribution Rate and smaller Buffer;

•   you do not understand that the Defined Distribution Rate is provided prior to taking into account annual Fund management fees, shareholder transaction fees and any extraordinary expenses incurred by the Fund, and that the Defined Distribution Rate will be reduced by the annual Fund management fees of 0.79%;

•   you are unwilling to forgo any gains experienced by the Underlying ETF;

•   you do not understand that the Fund’s NAV may experience dramatic movements at the end of the Outcome Period based on the Underlying ETF’s proximity to the Buffer;

•   you do not understand the impacts of purchasing or selling Shares intra-Outcome Period on the Outcomes sought to be delivered by the Fund;

•   you desire a level of protection and are unwilling to accept the risk of losing your entire investment; and

•   you have not visited the Fund’s website and do not understand the investment outcomes available to you based upon the timing of your purchase.

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Additional Information About the Fund’s Principal Investment Strategies

The Fund’s principal investment strategy seeks to produce the Outcomes based upon the Defined Distribution Rate and performance of the Underlying ETF. If the Underlying ETF increases in value over the course of the Outcome Period, or the Underlying ETF experiences losses that are less than the Fund’s sought-after protective Buffer over the course of the Outcome Period, the Fund is designed to provide Fund shareholders that hold Shares for the entire Outcome Period with returns that equal the Defined Distribution Rate. If the Underlying ETF experiences losses that exceed the Buffer over the duration of the Outcome Period, the Fund seeks to provide Fund shareholders that hold Shares for the entire Outcome Period with the Defined Distribution Rate less any decreases in NAV reflecting the losses experienced by the Underlying ETF that exceed the Buffer. There is no guarantee that the Fund will be successful in its attempt to provide a Buffer. The Defined Distribution Rate is provided prior to taking into account annual Fund management fees equal to 0.79% of the Fund’s daily net assets, transaction fees and any extraordinary expenses incurred by the Fund. A portion of the Defined Distributions may be taxable as ordinary income, capital gains, or return of capital. The Fund will not benefit from any increases in the Underlying ETF over an Outcome Period but is subject to the possibility of experiencing the significant losses of the Underlying ETF if its price return falls below the Buffer. In addition, the Fund will not receive or benefit from any dividend payments made by the constituents of the Underlying ETF. The Fund intends to primarily use FLEX Options to implement its investment strategies, however, the Fund may use “over-the-counter” (“OTC”) option contracts if the Adviser deems such use to be advisable.

The Underlying ETF is an exchange-traded unit investment trust that uses a full replication strategy, meaning it invests entirely in the S&P 500® Index. The investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index, which includes five hundred (500) selected companies, all of which are listed on national stock exchanges and spans over 24 separate industry groups. The Fund will also invest in U.S. Treasuries, which will mature on approximately the last day of the Outcome Period. U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury and are backed by the full faith and credit of the United States government. At the commencement of each Outcome Period, Milliman may determine to invest in FLEX Options contracts as a substitute for the Fund’s U.S. Treasury securities positions for the purposes of achieving the Defined Distributions (defined below). The Fund expects that such determination will be made based upon the liquidity and pricing of the U.S. Treasury securities and FLEX Options contracts.

The Fund seeks to provide shareholders who hold shares of the Fund (“Shares”) for an Outcome Period a high level of income through distribution payments (the “Defined Distributions”) that represent a U.S. dollar amount per Share payable by the Fund over an Outcome Period. Defined Distributions are comprised of: (i) the income generated by the Fund’s investments in U.S. Treasuries with maturity dates on or about each Distribution Date (as defined below), including the end of each Outcome Period, and (ii) the premiums generated from the Fund’s FLEX Options positions that expire at the end of each Outcome Period. The “Defined Distribution Rate” is an annualized payment rate established at the commencement of the Outcome Period that is the percentage of Defined Distributions per Share over an Outcome Period. The Defined Distribution Rate is based

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upon the Fund’s NAV at the commencement of each Outcome Period. For the current Outcome Period, the Defined Distribution Rate is 5.92% prior to taking into account any fees or expenses charged to shareholders.

Shareholders will also be subject to losses that exceed the Buffer, which is set at Underlying ETF losses that exceed 15%. The below hypothetical graphical illustration is designed to illustrate the Outcomes that the Fund seeks to provide for investors who hold Shares for the entirety of the Outcome Period. There is no guarantee that the Fund will be successful in its attempt to provide the Outcomes for an Outcome Period. The Outcomes that the Fund seeks to provide do not include the costs associated with purchasing Shares and certain expenses incurred by the Fund.

As described further in this prospectus, there are risks associated with an investment in the Fund and there is no guarantee the Fund achieve the Outcomes it seeks to provide. The Fund’s unique characteristics (i.e., the imperative of holding Shares for the entire Outcome Period, the Buffer and Defined Distribution Rate) distinguish it from other investment products and may make it an unsuitable some investors. Please also refer to the “Investor Suitability Considerations” table in this prospectus.

The Fund’s investment objective is considered non-fundamental and may be changed by the Board without shareholder approval. Additionally, the Fund may liquidate and terminate at any time without shareholder approval.

Investment profile for Intra-Outcome Period Investors

The Fund is designed for shareholders who hold Shares for the entirety of the Outcome Period. If an investor purchases Shares after the Outcome Period has commenced or sells Shares prior to the Outcome Period’s conclusion, such investor will not receive the Outcomes sought

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to be delivered by the Fund, and will experience very different investment outcomes then the Fund seeks to provide. Further, investors who purchase Shares after the commencement of the Outcome Period will have a different effective Defined Distribution Rate as a result of any changes in the Fund’s NAV since the commencement of the Outcome Period and Defined Distributions for an Outcome Period already paid. Following the commencement of an Outcome Period, the Fund seeks to provide shareholders who hold shares for the entirety of the Outcome Period with Defined Distributions paid by the Fund over the duration of the Outcome Period on remaining Defined Distribution Dates. An investor is expected to have the following investment profile for the remainder of an Outcome Period if such investor purchases shares after the commencement of the Outcome Period:

Fund Investments

Principal Investments

FLEX Options

FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC option contracts positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX Options in which the Fund invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

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The Fund will sell put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. The FLEX Options held by the Fund may be either physically settled (options that give the Fund the right to receive, or require the Fund to deliver, shares of the Underlying ETF on the option expiration date at the strike price) or cash settled (options that give the Fund the right to receive, or require the Fund to deliver, a cash payment on the option expiration date based upon the difference between the strike price and the then-current price of the Underlying ETF).

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the FLEX Options held by the Fund are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by Innovator as the “Valuation Designee” pursuant to Rule 2a-5 of the 1940 Act (“Rule 2a-5”) and approved by, and subject to the oversight of, the Board. The Fund will enter into FLEX Options contracts in accordance with Rule 18f-4 under the 1940 Act, which requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.

U.S. Treasury Securities

U.S. Treasury securities are government debt instruments issued by the United States Department of the Treasury that are backed by the full faith and credit of the United States Government.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s statement of additional information (“SAI”), which is available at www.innovatoretfs.com.

Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Defined Outcome Strategy Risk.    The Fund, in employing a “defined outcome strategy” is subject to certain unique risks, which are detailed below.

Buffered Loss Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide buffer protection against Underlying ETF losses if the Underlying ETF’s share price decreases by 15% or less over the duration of the Outcome Period. A shareholder may lose their entire investment. The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate, while limiting downside losses, if Shares are held at the time

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at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the Buffer that the Fund seeks to provide may not be available. Because the value of the FLEX Options depends, in part, on the time remaining until expiration and the Buffer is designed to be in effect at the end of the Outcome Period, it is possible that the Fund’s NAV may decrease during the Outcome Period before the Buffer is fully implemented. If a shareholder were to sell at this time, they could recognize losses on their investment. Additionally, because the Buffer is provided by operation of the FLEX Options, the implementation of the Buffer is subject to counterparty risk (for additional information, see “Counterparty Risk” herein). The Fund does not provide principal protection or non-principal protection and an investor may experience significant losses on its investment, including the loss of its entire investment. An investor that holds Shares through multiple Outcome Periods will be unable to recapture losses from prior Outcome Periods because at the end of each Outcome Period, a new Buffer will be established based on the then-current price of the Underlying ETF and any losses experienced below the prior Buffer will be locked-in. Since the Fund does not participate in the upside returns of the Underlying ETF, the Fund may have losses that exceed those of the Underlying ETF over multiple Outcome Periods.

Defined Distribution Rate Risk.    The Fund’s strategy seeks to provide returns that are equal to the Defined Distribution Rate that is set at the commencement of each Outcome Period, subject to losses of the Underlying ETF that exceed the Buffer. The Defined Distribution Rate is comprised of the income generated by the Fund’s investments in U.S. Treasuries (which is not guaranteed) and the premiums generated from the Fund’s FLEX Options positions. While the Fund is designed to produce a high level of income through the Defined Distribution Rate, the Fund may underperform the returns experienced by other funds. Any positive returns that Fund shareholders receive for an Outcome Period are entirely dependent on the Defined Distribution Rate. The Fund does not experience any of the price return increases of the Underlying ETF (relative to the initial value of the Underlying ETF at the commencement of the Outcome Period) despite being subject to all of the downside losses of the Underlying ETF after such losses exceed the Buffer. Therefore, the Fund’s positive returns, if any, are entirely the result of the Defined Distribution Rate as the Fund will not experience any positive price returns of the Underlying ETF, if any, and the Fund would underperform the Underlying ETF to the extent there are any price return gains (that exceed the Defined Distribution Rate). While the Fund seeks to provide the Defined Distribution Rate, it is not guaranteed that it will be successful in doing so. The Fund seeks to provide shareholders with Defined Distributions based upon the Defined Distribution Rate. The amount of the Defined Distributions is dependent upon the income received from the U.S. Treasuries, which is not guaranteed, and the premiums generated by the Fund’s FLEX Options positions, each of which is dependent upon market conditions. If the U.S. Treasuries fail to pay income or pay less income than anticipated, the Defined Distribution Rate will not be obtained, and a Fund Distribution will be less than anticipated. Outcome Periods with lower interest rates paid on U.S. Treasuries will result in lower Defined Distribution Rates for the Fund. The Defined Distribution Rate is expected to change from one Outcome Period to the next.

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Outcome Period Risk.    The Fund’s investment strategy is designed to deliver the Outcomes if Shares are held for the entirety of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the returns realized by the investor will not match those that the Fund seeks to provide.

Upside Participation Risk.    There can be no guarantee that the Fund will be successful in its strategy to provide shareholders with the Defined Distribution Rate over the course of the Outcome Period. In the event an investor purchases Shares after the FLEX Options were entered into or does not stay invested in the Fund for the entirety of the Outcome Period, the returns realized by the investor may not match those that the Fund seeks to achieve. The Fund does not participate in the upside price returns of the Underlying ETF and may underperform the Underlying ETF and other funds.

Defined Distribution Rate Change Risk.    A new Defined Distribution Rate is established at the beginning of each Outcome Period and is dependent on prevailing market conditions. As such, the Defined Distribution Rate may rise or fall from one Outcome Period to the next and is unlikely to remain the same for consecutive Outcome Periods.

U.S. Treasury Security Risk.    The Fund invests in U.S. Treasuries, which are government debt instruments issued by the U.S. Department of Treasury and are backed by the full faith and credit of the United States government. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasuries trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. As a result, the market value of the U.S. Treasuries held by the Fund are expected to fluctuate intra-Outcome Period, which will result in corresponding changes to the Fund’s NAV during the Outcome Period. U.S. Treasuries may differ from other securities in their interest rates, maturities, times of issuance and other characteristics, and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasuries to decline. U.S. Treasuries are subject to interest rate risk, but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities, including the Fund’s U.S. Treasuries, are generally lower than the yields available from other debt securities.

Derivatives Risk.    Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, funds, interest rates or indexes. The Fund’s investments in derivatives, specifically options contracts, may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. As the Fund enters into derivatives transactions, pursuant to Rule 18f-4, the Fund is required to, among other things, adopt and implement a written

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derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes, including the Buffer and Defined Distributions.

FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from its FLEX Option positions and the FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date to the extent the Underlying ETF’s price return has dropped below the Buffer. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying ETF. Depending on the value of the Underlying ETF at this time and its proximity to the Buffer, the price movements of the FLEX Options at the end of the Outcome Period may be severe and more than, or in the opposite direction of, corresponding moves of the Underlying ETF. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s price return on a day-to-day basis (although they generally are expected to move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying ETF’s price return, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF, the Buffer and the remaining time to until the FLEX Options expire.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. Option contracts may also involve the use of leverage, which could result in greater price volatility than other markets. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 in its usage of FLEX Options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a

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derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after Outcomes.

Clearing Member Default Risk.    Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. The Fund may be unable to recover its investment from the counterparty or may obtain a limited and/or delayed recovery. The OCC acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to deliver on its investment strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

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Underlying ETF Risk.    Because the Fund is subject to the downside price returns of the Underlying ETF if the Underlying ETF losses exceed the Buffer, the Fund is subject to the associated risks of the Underlying ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF through its usage of FLEX Options:

Equity Securities Risk.    The Underlying ETF tracks the performance of equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in FLEX Options that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

Information Technology Companies Risk.    The Underlying ETF is composed significantly of information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The Underlying ETF tracks the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its usage of FLEX Options. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Correlation Risk.    The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date, if the value of the Underlying ETF has decreased below the Buffer. As a FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, prior to the expiration date, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. Further, small changes in the value of the Underlying ETF at the end of the Outcome Period can result in dramatic changes in the Fund’s NAV. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options include interest rate changes and implied

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volatility levels of the Underlying ETF, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same level as the Underlying ETF on a day-to-day basis due to these factors (although they are expected to generally move in the same direction).

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of FLEX Options, (ii) if the Fund is unable to maintain the proportional relationship based on the number of FLEX Options in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy; (iv) adverse tax law changes or interpretations affecting the treatment of FLEX Options; and (v) a default event of the U.S. government on its debt obligations.

Concentration Risk.    Through its usage of FLEX Options, the Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the Underlying ETF. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Liquidity Risk.    In the event that trading in the underlying FLEX Options and/or U.S. Treasuries is limited or absent, the value of the Fund’s FLEX Options may decrease. There is no guarantee that a liquid secondary trading market will exist for the FLEX Options. The trading in FLEX Options may be less deep and liquid than the market for certain other securities, including certain non-customized option contracts. In a less liquid market for the FLEX Options, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. Additionally, the liquidation of a large number of FLEX Options may more significantly impact the price in a less liquid market. Further, the Fund requires a sufficient number of participants to facilitate the purchase and sale of options on an exchange to provide liquidity to the Fund for its FLEX Option positions. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment.

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Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of FLEX Options or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Values of securities may change due to factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of securities. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s investments and could result in disruptions in the trading markets. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors or other economic, political, or regulatory developments, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could result in disruptions to trading markets and could also adversely affect the prices and liquidity of a Fund’s holdings. Any of such circumstances could result in increased market volatility and/or have a materially negative impact on the value of Shares or the liquidity of an investment. During any such events, Shares may trade at greater premiums or discounts to their NAV and the bid/ask spread on Shares may widen. The future potential economic impact of any such future events is impossible to predict and could result in adverse market conditions that impact the performance of the Fund.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

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Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). Authorized participants are not obligated to make a market in Shares or submit orders for the issuance or redemption of Creation Units. To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only on an in-kind basis. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the fund will generally cause such fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute gains that arise by virtue of creations and redemptions being effectuated in cash to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Fluctuation of Net Asset Value Risk.    The Fund’s Shares trade on the Exchange at their market price rather than their NAV. The market price may be at, above or below the Fund’s NAV. Differences in market price and NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate significantly from the Fund’s NAV.

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Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the calculation of the Defined Distribution Rate and Buffer, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Tax Risk.    The Fund intends to qualify as a RIC, however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain options on an ETF may not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

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To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its target outcome.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s FLEX Options will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. The Fund’s Valuation Procedures adopted Innovator as Valuation Designee (as reviewed, approved, and subject to the oversight of the Board) complies with Rule 2a-5 under the 1940 Act. Pursuant to Rule 2a-5, the Board oversees the implementation of the Valuation Procedures. While the Fund’s program is designed to contemplate the specific risks of the Fund, there is no guarantee the program will adequately do so each time, and value may not be properly selected for the Fund.

Management of the Fund

The Fund is a series of Innovator ETFs® Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Innovator Capital Management, LLC, 200 W. Front Street, Wheaton, Illinois 60187, serves as the Fund’s investment adviser. In its capacity as Adviser, Innovator has overall responsibility for selecting and monitoring the Fund’s investments and managing the Fund’s business affairs. Innovator serves as investment adviser to 150 exchange-traded funds, each of which is organized as a separate series of the Trust, a registered management investment company.

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Investment Sub-Adviser

Milliman Financial Risk Management LLC, 71 South Wacker Drive, 31st Floor, Chicago, Illinois 60606, serves as the Fund’s investment sub-adviser. Milliman has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Managers

Robert T. Cummings and Jordan B. Rosenfeld serve as the Fund’s portfolio managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.

•   Robert T. Cummings — Principal, Senior Director and Head of Portfolio Management at Milliman.    Mr. Cummings has served in this role since 2007. Mr. Cummings has more than 13 years of experience as a trader with a primary focus on options. Prior to joining Milliman, he was involved in various proprietary trading strategies and was a portfolio manager of associated derivatives funds. These strategies included volatility arbitrage, global macro, and high-frequency trading. Entities at which Mr. Cummings has previously worked include Citadel Investment Group, TradeNet (as a primary market maker on the Chicago Board Options Exchange), KCM Group and Spyglass Capital Management.

•   Jordan B. Rosenfeld – Senior Director and Portfolio Manager at Milliman.    Mr. Rosenfeld joined Milliman in 2018 as a trader and in 2021 was promoted to ETF Portfolio Manager.  Mr. Rosenfeld is responsible for implementing derivatives strategies in exchange-traded funds, mutual funds, and unit investment trusts.  He has more than nine years of experience in capital markets with a focus on derivatives portfolio management and multi-asset strategy.  Prior to joining the firm, Mr. Rosenfeld was a global macro portfolio manager at Gelber Group.

For additional information concerning Innovator and Milliman, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares may also be found in the SAI.

Management Fee

Pursuant to an investment advisory agreement between Innovator and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Innovator in an amount equal to 0.79% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Innovator for the services it provides to the Fund. Out of the unitary management fee, Innovator pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Innovator is not responsible for distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, taxes, interest, and extraordinary expenses.

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Pursuant to an investment sub-advisory agreement between Innovator, Milliman and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Innovator has agreed to pay an annual sub-advisory fee to Milliman in an amount based on the Fund’s average daily net assets. Innovator is responsible for paying the entirety of Milliman’s sub-advisory fee. The Fund does not directly pay Milliman.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR for the fiscal year ended October 31, 2024.

Manager of Managers Structure.    The Fund and Innovator have received an exemptive order from the SEC to operate under a manager of managers structure that permits Innovator, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, Innovator has ultimate responsibility, subject to oversight by the Board, for overseeing the Fund’s sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Fund or Innovator.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to any sub-adviser or the sub-advisory agreement. The Manager of Managers Structure does not permit an increase in the advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to any sub-adviser or a sub-advisory agreement within 90 days of the change.

Additional Information Relating to the Declaration of Trust

The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) provides that by virtue of becoming a shareholder of the Trust, each shareholder is bound by the provisions of the Declaration of Trust. Subject to the provisions of the Declaration of Trust, the Board may, subject to the requisite vote, engage in and prosecute, defend, compromise, abandon, or adjust, by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims, and demands relating to the Trust. The Board may, in the exercise of their or its good faith business judgment, dismiss any action, suit, proceeding, dispute, claim or demand, derivative or otherwise, brought by a shareholder in its own name or in the name of the Trust. The Declaration of Trust further provides a detailed process for the bringing of derivative actions by shareholders. Prior to bringing a derivative action, a written demand by the complaining shareholder must first be made on the Board to bring the subject action unless an effort to cause the Board to bring such action is excused. A demand on the Board shall only be excused if a majority of the Board a material personal financial interest in the subject action.

There may be questions regarding the enforceability of these provisions based on certain interpretations of the Securities Act of 1933 Act, as amended, the Securities Exchange Act of 1934, as amended and the 1940 Act. However, the Declaration of Trust provides if any provision shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to that provision in such jurisdiction and shall not in any manner affect such provision

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in any other jurisdiction or any other provision of the Declaration of Trust. The provisions of the Declaration of Trust are not intended to restrict any shareholder rights under the federal securities laws and do not mandate the adjudication of federal securities laws claims through arbitration.

How to Buy and Sell Shares

The Fund will issue or redeem its Shares at NAV per Share only in Creation Units. Most Fund shareholders will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. Share prices are reported in dollars and cents per Share. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, a Fund Shareholder may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized participants may acquire Shares directly from the Fund, and authorized participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units, and in accordance with the procedures described in the SAI.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange is based on market price and may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

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Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions (“market timing”), and has adopted no policies and procedures with respect to market timing activities. In making this determination, the Board considered the risks associated with market timing activities by the Fund’s shareholders, including, dilution, disruption of portfolio management, increases in the Fund’s trading costs and the potential for the realization of capital gains.

Shares may be purchased and redeemed directly from the Fund only when aggregated into one or more Creation Units by authorized participants that have entered into agreements with the Fund’s distributor. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares detailed above. To the extent the Fund may effect the issuance or redemption of Creation Units in exchange wholly or partially for cash, such trades could result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objectives, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by authorized participants increases. However, direct trading by authorized participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Fund reserves the right to not accept orders from authorized participants that Innovator has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

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This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use as the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

The Fund intends to continue to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information only. You should consult your own tax advisor about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•   the Fund makes distributions,

•   you sell your Shares listed on the Exchange, and

•   you purchase or redeem Creation Units.

To maintain its status as a RIC, the Fund must meet certain income, diversification and distributions tests. The Fund intends to treat any income that it may derive from the FLEX Options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

Taxes on Distributions

The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Shares, which could result in you having to pay higher taxes in the future when Shares

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are sold, even if you sell the Shares at a loss from your original investment. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

An election may be available to shareholders to defer recognition of the gain attributable to a capital gain dividend if they make certain qualifying investments within a limited time. Shareholders should talk to their tax advisor about the availability of this deferral election and its requirements. The Fund’s positions in FLEX Options may reduce the amount of long-term capital gains, and, thus, reduce the amount of distributions eligible to be capital gain dividends.

Taxes on Exchange Listed Shares

If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

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Taxes and Purchases and Redemptions of Creation Units

If you exchange securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and any cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of the FLEX Options

The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market but the positions will be subject to the straddle rules.

However, the Fund’s investments in offsetting positions with respect to the Underlying ETF may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

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Backup Withholding

The Fund may be required to withhold U.S. federal income tax (“backup withholding”) from dividends and capital gains distributions paid to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify to the Fund that he or she is not subject to backup withholding. The current backup withholding rate is 24%. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will generally be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below.

However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Distributions to, and gross proceeds from dispositions of Shares by, (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners may be subject to a U.S. withholding tax of 30%. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Shares.

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Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Distributions and Taxes” in the SAI for more information.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

Net Asset Value

US Bancorp Fund Services LLC (“USBFS”), the Fund’s administrator and fund accounting agent, calculates the Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. E.S.T.) every day the New York Stock Exchange is open. The NAV for one Share is the value of that Share’s portion of the net assets of the Fund, which is calculated by taking the market price of the Fund’s total assets, including any interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent is the NAV per Share.

Section 2(a)(41) of the 1940 Act provides that when a market quotation is readily available for a fund’s portfolio investments, such investment must be valued at the market value. Rule 2a-5 under the 1940 Act defines a readily available market quotation as “a quoted price (unadjusted) in active markets for identical investments that the fund can access at a measurement date, provided that a quotation will not be readily available if it is not reliable.” If a market quotation is not “readily available” the portfolio investment must be fair valued as determined in good faith by a fund’s board of trustees. Rule 2a-5 allows a fund’s board of trustees to designate the fund’s investment adviser as the “valuation designee” to perform fair value determinations subject to certain conditions. In accordance with Rule 2a-5, the Board has appointed Innovator as the “Valuation Designee” for the Fund’s portfolio investments. Investments will be fair valued as determined in good faith in accordance with the policies and procedures established by Innovator as the Valuation Designee pursuant to Rule 2a-5 and approved by, and subject to the oversight of, the Board of Trustees. As a general principle, “fair value” represents a good faith approximation of the value of a portfolio investment and is the amount the Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. The use of fair value prices may result in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. While the Valuation Procedures (defined below) are intended to result in the Fund’s NAV calculation that fairly reflects the values as of the time of pricing, the fair value determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.

FLEX Options listed on an exchange (e.g., Cboe) will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Fund’s option has a same-day market trading price, this same-day market trading price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Sub-Adviser may provide a review of the calculation of model prices provided by each vendor,

48

and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s NAV. If either pricing vendor is not available to provide a model price for that day, the value of a FLEX option will be determined by Innovator as Valuation Designee in accordance with the Valuation Procedures. In instances where in the same trading day, a particular FLEX Option is represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or a redemption unit), for valuation purposes that trading day the Fund will default to use the trade price for both instances, rather than the model price otherwise available for the in-kind transaction.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price.

Exchange-traded options (other than FLEX Options) and futures contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be valued at fair value. Any fair value determination will be made in accordance with the policies and procedures established by Innovator as Valuation Designee in accordance with Rule 2a-5.

USBFS may obtain all market quotations used in valuing securities from a third-party pricing service vendor (a “Pricing Service”). If no quotation can be obtained from a Pricing Service, then USBFS will contact Innovator. Innovator is responsible for establishing the valuation of portfolio securities and other instruments held by the Fund in accordance with the pricing and valuation procedures adopted by the Board (the “Valuation Procedures”). Innovator will then attempt to obtain one or more broker quotes for the security daily and will value the security accordingly.

If no quotation is available from either a Pricing Service, or one or more brokers, or if Innovator has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by Innovator in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following: (a) the type of security; (b) the size of the holding; (c) the initial cost of the security; (d) transactions in comparable securities; (e) price quotes from

49

dealers and/or pricing services; (f) relationships among various securities; (g) information obtained by contacting the issuer, analysts, or the appropriate stock exchange; (h) an analysis of the issuer’s financial statements; and (i) the existence of merger proposals or tender offers that might affect the value of the security.

With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell Shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its Shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

For more information about how the Fund’s NAV is determined, please see the section in the SAI entitled “Determining Offering Price and Net Asset Value.”

Fund Service Providers

US Bancorp Fund Services LLC is the administrator and transfer agent for the Trust. U.S. Bank, N.A. serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information showing the number of days the market price of the Fund’s Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.innovatoretfs.com.

Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Rule 12d1-4 under the 1940 Act provides the requirements under which an investment company may invest in securities of another investment company beyond the limits prescribed in Section 12(d)(1) of the 1940 Act. Any investment by another investment company in the Fund, or by the Fund in another investment company, must comply with Rule 12d1-4 in order to exceed the limits contained in Section 12(d)(1).

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. The total returns in the table represent how much an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single Fund Share. The information below has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR, which is available upon request.

Innovator ETFs® Trust

Financial Highlights

Innovator Premium Income 15 Buffer ETF™ — October

		Investment Operations:			Less Distributions From:
For the Year Ended	Net Asset Value, Beginning of the Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized and Unrealized Loss	Return of Capital	Total Distributions
10/31/2024	$23.68	$1.04	$0.47	$1.51	$(1.02)	$—	$(0.53)	$(1.55)
10/31/2023(f)	$23.73	$0.09	$(0.03)	$0.06	$(0.06)	$—	$(0.07)	$(0.13)
					Supplemental Data and Ratios
For the Year Ended	ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return		Net Assets, End of Year (in Thousands)	Ratio of Expense to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Portfolio Turnover Rate(c)
10/31/2024	$0.01	$23.65	6.60%		$18,332	0.79%	4.35%	0%
10/31/2023(f)	$0.02	$23.68	0.32	%(e)	$7,103	0.79%	4.97%	0	%(e)

(a)      Net investment income per share has been calculated based on average shares outstanding during the year.

(b)      Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)      Portfolio turnover rate excludes in-kind transactions.

(d)      Annualized for periods less than one year.

(e)      Not annualized for periods less than one year.

(f)      Inception date of the Fund was September 29, 2023.

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Innovator Premium Income 15 Buffer ETF™ — October

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund’s most recent SAI, annual or semi-annual reports and certain other information such as Fund financial statements are available free of charge by calling the Fund at (800) 208-5212, on the Fund’s website at www.innovatoretfs.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Innovator Capital Management, LLC 200 W. Front Street Wheaton, Illinois 60187 (800) 208-5212 www.innovatoretfs.com	SEC File #: 333-146827 811-22135

Statement of Additional Information

Innovator Premium Income 20 Barrier ETF™ – January (JANH)	Innovator Premium Income 30 Barrier ETF™ – July (JULJ)
Innovator Premium Income 30 Barrier ETF™ – January (JANJ)	Innovator Premium Income 40 Barrier ETF™ – July (JULQ)
Innovator Premium Income 15 Buffer ETF™ – January (LJAN)	Innovator Premium Income 9 Buffer ETF™ – July (HJUL)
Innovator Premium Income 10 Barrier ETF™ – April (APRD)	Innovator Premium Income 15 Buffer ETF™ – July (LJUL)
Innovator Premium Income 20 Barrier ETF™ – April (APRH)	Innovator Premium Income 10 Barrier ETF™ – October (OCTD)
Innovator Premium Income 30 Barrier ETF™ – April (APRJ)	Innovator Premium Income 20 Barrier ETF™ – October (OCTH)
Innovator Premium Income 40 Barrier ETF™ – April (APRQ)	Innovator Premium Income 30 Barrier ETF™ – October (OCTJ)
Innovator Premium Income 9 Buffer ETF™ – April (HAPR)	Innovator Premium Income 40 Barrier ETF™ – October (OCTQ)
Innovator Premium Income 15 Buffer ETF™ – April (LAPR)	Innovator Premium Income 9 Buffer ETF™ – October (HOCT)
Innovator Premium Income 10 Barrier ETF™ – July (JULD)	Innovator Premium Income 15 Buffer ETF™ – October (LOCT)
Innovator Premium Income 20 Barrier ETF™ – July (JULH)

February 28, 2025

200 W. Front Street
Wheaton, Illinois 60187
www.innovatoretfs.com

This Statement of Additional Information (“SAI”) describes shares of each the funds set forth above (each a “Fund” and collectively, the “Funds”), each a series of Innovator ETFs® Trust (the “Trust”). Each Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Funds’ distributor is Foreside Fund Services, LLC (“Foreside” or the “Distributor”). Each Fund’s shares are principally listed for trading on Cboe BZX Exchange, Inc.

This SAI supplements the information contained in each Fund’s Prospectus, each dated February 28, 2025, as each may be amended and supplemented from time to time. This SAI should be read in conjunction with the Prospectus. This SAI is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectus. A copy of a Fund’s most recent Prospectus may be obtained, without charge, by writing the Adviser at the address listed above or by calling (800) 208-5212.

The audited financial statements for each Fund’s most recent fiscal year appear in the Funds’ Form N-CSR dated October 31, 2024, as filed with the Securities and Exchange Commission (the “SEC”). The financial statements from the Form N-CSR and notes thereto are incorporated herein by reference. The Form N-CSR is available without charge by calling (800) 208-5212 or by visiting the SEC’s website at http://www.sec.gov.

-ii-

General Information

The Trust is a Delaware statutory trust organized on October 17, 2007. On August 11, 2017, the Trust changed its name from Academy Funds Trust to Innovator ETFs® Trust. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares of 150 separate series, representing separate portfolios of investments. This SAI relates to the Funds listed in the table below, each of which is a separate series of the Trust and is classified as a “non-diversified company,” as such term is defined in the 1940 Act.

Innovator Premium Income 20 Barrier ETF™ – January	Innovator Premium Income 30 Barrier ETF™ – July
Innovator Premium Income 30 Barrier ETF™ – January	Innovator Premium Income 40 Barrier ETF™ – July
Innovator Premium Income 15 Buffer ETF™ – January	Innovator Premium Income 9 Buffer ETF™ – July
Innovator Premium Income 10 Barrier ETF™ – April	Innovator Premium Income 15 Buffer ETF™ – July
Innovator Premium Income 20 Barrier ETF™ – April	Innovator Premium Income 10 Barrier ETF™ – October
Innovator Premium Income 30 Barrier ETF™ – April	Innovator Premium Income 20 Barrier ETF™ – October
Innovator Premium Income 40 Barrier ETF™ – April	Innovator Premium Income 30 Barrier ETF™ – October
Innovator Premium Income 9 Buffer ETF™ – April	Innovator Premium Income 40 Barrier ETF™ – October
Innovator Premium Income 15 Buffer ETF™ – April	Innovator Premium Income 9 Buffer ETF™ – October
Innovator Premium Income 10 Barrier ETF™ – July	Innovator Premium Income 15 Buffer ETF™ – October
Innovator Premium Income 20 Barrier ETF™ – July

Each Fund offers, issues and redeems shares (“Shares”) at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit”). Each Fund may issue or redeem Creation Units in exchange for the securities comprising the Fund (“Deposit Securities”) and/or cash, or some combination thereof. Shares of each Fund are listed and traded on Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”), a national securities exchange. Fund Shares are traded in the secondary market and elsewhere at market prices that may be at, above, or below such Fund’s NAV. Shares are redeemable only in Creation Units by Authorized Participants (as defined in the section entitled “Disclosure of Portfolio Holdings Information”), and, generally, in exchange for a cash amount. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

Each Fund is a separate mutual fund, and each Share represents an equal proportionate interest in such Fund. All consideration received by the Trust for Shares and all assets of a Fund belong solely to the Fund and would be subject to liabilities related thereto.

The Trust reserves the right to permit or require that creations and redemptions of Shares are effected fully or partially in-kind and reserves the right to permit or require the substitution of Deposit Securities in lieu of cash. Shares may be issued in advance of receipt of Deposit Securities, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust a cash deposit marked to the market value of any omitted Deposit Securities. The Trust may use such cash deposit at any time to purchase Deposit Securities. For more information please see the section entitled “Creation and Redemption of Creation Units.” Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of Securities and Exchange Commission (“SEC”) rules and regulations applicable to management investment companies offering redeemable securities.

The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) provides that by virtue of becoming a shareholder of the Trust, each shareholder is bound by the provisions of the Declaration of Trust. Subject to the provisions of the Declaration of Trust, the Board of Trustees of the Trust may, subject to the requisite vote, engage in and prosecute, defend, compromise, abandon, or adjust, by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims, and demands relating to the Trust. The Board of Trustees may, in the exercise of their or its good faith business judgment, dismiss any action, suit, proceeding, dispute, claim or demand, derivative or otherwise, brought by a shareholder in its own name or in the name of the Trust. The Declaration of Trust further provides a detailed process for the bringing of derivative actions by shareholders.

Prior to bringing a derivative action, a written demand by the complaining shareholder must first be made on the Board of Trustees to bring the subject action unless an effort to cause the Board of Trustees to bring such action is excused. A demand on the Board of Trustees shall only be excused if a majority of the Board of Trustees has a material personal financial interest in the subject action. There may be questions regarding the enforceability of these provisions based on certain interpretations of the Securities Act of 1933 Act, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act. However, the Declaration of Trust provides if any provision shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to that provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of the Declaration of Trust.

Capitalized terms used in this SAI, but not otherwise defined, have the meanings ascribed to them in the respective Fund’s Prospectus.

Exchange Listing and Trading

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of a Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days, (ii) the “approximate value” of a Fund, as described in the section of the Prospectus entitled “Net Asset Value,” is no longer calculated or available, or (iii) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. Negotiated commission rates only apply to investors who will buy and sell Shares of a Fund in secondary market transactions through brokers on the Exchange and does not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by a Fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers or if it chooses to couple the creation of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all of the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the 1933 Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. Firms that incur a prospectus delivery obligation with respect to Shares of a Fund are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Exchange generally is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on a national securities exchange, a trading facility, or an alternative trading system.

Innovator or its affiliates, or a fund for which Innovator or an affiliate serves as investment adviser, (each, as applicable, a “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) Funds as they are launched or thereafter, or may purchase Shares of a Fund through a broker-dealer or other investors, including in secondary market transactions. Because the Selling Shareholder may be deemed to be affiliates of the Fund, the Shares are being registered to permit the resale of these shares from time to time after any such purchase. The Fund will not receive any of the proceeds from the resale of such Shares.

Investment Restrictions and Policies

Investment Objective

There can be no assurance that a Fund will achieve its objective. Each Fund’s investment objective and policies, and its associated risks, are discussed below and in the Fund’s Prospectus, which should be read carefully before an investment is made. All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval. Additional information about each Fund and its policies is provided below.

Fundamental Investment Restrictions

The investment restrictions set forth below have been adopted by the Trust as fundamental policies that cannot be changed without the affirmative vote of the holders of a majority of the outstanding voting securities of a Fund (as defined in the 1940 Act). All other investment policies or practices of a Fund are considered by the Trust to be non-fundamental and, accordingly, may be changed without shareholder approval. For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of the vote of: (i) 67% or more of the Shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding Shares of a Fund are present or represented by proxy, or (ii) more than 50% of the Shares of a Fund.

Each Fund shall not:

(1)       Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(2)       Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

(3)       Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC.

(4)       Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein and (ii) making, purchasing or selling real estate mortgage loans.

(5)       Purchase or sell commodities except to the extent permitted by applicable law.

(6)       Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

Each Fund, except Innovator Premium Income 15 Buffer ETF™ – January, Innovator Premium Income 9 Buffer ETF™ – April, Innovator Premium Income 15 Buffer ETF™ – April, Innovator Premium Income 9 Buffer ETF™ – July, Innovator Premium Income 15 Buffer ETF™ – July, Innovator Premium Income 9 Buffer ETF™ – October and Innovator Premium Income 15 Buffer ETF™ – October, shall not:

(7)       Invest 25% or more of the Fund’s net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that the Fund will concentrate to approximately the same extent as the U.S. Equity Index concentrates in the securities of a particular industry or group of industries. To the extent the Fund invests in the securities of other investment companies, it will consider the concentrations of those underlying investment companies in determining compliance with its own concentration restrictions.

Innovator Premium Income 15 Buffer ETF™ – January, Innovator Premium Income 9 Buffer ETF™ – April, Innovator Premium Income 15 Buffer ETF™ – April, Innovator Premium Income 9 Buffer ETF™ – July, Innovator Premium Income 15 Buffer ETF™ – July, Innovator Premium Income 9 Buffer ETF™ – October and Innovator Premium Income 15 Buffer ETF™ – October shall not:

(7)       Invest 25% or more of the Fund’s net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that the Fund will concentrate to approximately the same extent as the Underlying ETF concentrates in the securities of a particular industry or group of industries. To the extent the Fund invests in the securities of other investment companies, it will consider the concentrations of those underlying investment companies in determining compliance with its own concentration restrictions.

Notations Regarding a Fund’s Fundamental Investment Restrictions

With respect to the fundamental policy relating to borrowing money set forth in (1) above, the 1940 Act permits a Fund to borrow money in amounts of up to one-third of such Fund’s total assets from banks for any purpose, and to borrow up to 5% of such Fund’s total assets from banks or other lenders for temporary purposes (a Fund’s total assets include the amounts being borrowed). To limit the risks attendant to borrowing, the 1940 Act requires a Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of a Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.”

Except for restriction (1) above, if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets of a Fund will not constitute a violation of that restriction. With respect to restriction (1), if the limitations are exceeded as a result of a change in market value then such Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).

With respect to the fundamental policy relating to concentrations set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. Rather, the SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes a concentration. It is possible that interpretations of concentration could change in the future. For purposes of restriction (7), the “U.S. Equity Index” means such index that corresponds generally to the exchange-traded fund that serves as the reference asset of the applicable Fund’s FLEX Options (defined below) as listed in such Fund’s prospectus, currently the S&P 500® Index. For purposes of restriction (7), the “Underlying ETF” means such exchange-traded fund that serves as the reference asset of the applicable Fund’s FLEX Options (defined below) as listed in such Fund’s prospectus, currently the SPDR® S&P 500® ETF Trust.

With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of a Fund, such matter shall be deemed to have been effectively acted upon with respect to such Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter.

Non-Fundamental Investment Restrictions

In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in each Fund’s Prospectus, a Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

(1)       A Fund may not invest more than 15% of its net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

(2)       A Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.

*      *      *

Unless otherwise indicated, all limitations under a Fund’s fundamental or non-fundamental investment restrictions apply only at the time that a transaction is undertaken. Any change in the percentage of a Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund’s total assets will not require the Fund to dispose of an investment until the Adviser/Sub-Adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences.

Portfolio Turnover

A Fund may have a portfolio turnover rate in excess of 100%. Portfolio trading will be undertaken principally to accomplish a Fund’s investment objective. A Fund is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986 (the “Internal Revenue Code”) and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the Fund’s investment objective. Therefore, a Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover.

The portfolio turnover rate tells you the amount of trading activity in a Fund’s portfolio. A turnover rate of 100% would occur, for example, if all of a Fund’s investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently traded. The turnover rate also may be affected by cash requirements from purchases and redemptions of Shares. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. The following table sets forth each Fund’s portfolio turnover rate for the indicated periods. Significant variations in portfolio turnover from year-to-year are generally the result of fluctuations in the size of a Fund or changes to a Fund’s portfolio holdings. Derivative instruments and instruments with maturities of one year or less at the time of acquisition are excluded from the calculation of each Fund’s portfolio turnover rate. If such instruments were included, the portfolio turnover rate of each Fund would differ from the below.

Portfolio Turnover Rate

Fund	Fiscal Year Ended October 31, 2023	Fiscal Year Ended October 31, 2024
Innovator Premium Income 20 Barrier ETF™ – January(1)	N/A	0%
Innovator Premium Income 30 Barrier ETF™ – January(1)	N/A	0%
Innovator Premium Income 15 Buffer ETF™ – January(1)	N/A	0%
Innovator Premium Income 10 Barrier ETF™ – April(2)	0%	0%
Innovator Premium Income 20 Barrier ETF™ – April(2)	0%	0%
Innovator Premium Income 30 Barrier ETF™ – April(2)	0%	0%
Innovator Premium Income 40 Barrier ETF™ – April(2)	0%	0%
Innovator Premium Income 9 Buffer ETF™ – April(3)	N/A	0%
Innovator Premium Income 15 Buffer ETF™ – April(3)	N/A	0%
Innovator Premium Income 10 Barrier ETF™ – July(4)	0%	0%
Innovator Premium Income 20 Barrier ETF™ – July(4)	0%	0%
Innovator Premium Income 30 Barrier ETF™ – July(4)	0%	0%
Innovator Premium Income 40 Barrier ETF™ – July(4)	0%	0%
Innovator Premium Income 9 Buffer ETF™ – July(5)	N/A	0%
Innovator Premium Income 15 Buffer ETF™ – July(5)	N/A	0%
Innovator Premium Income 10 Barrier ETF™ – October(6)	0%	0%
Innovator Premium Income 20 Barrier ETF™ – October(6)	0%	0%
Innovator Premium Income 30 Barrier ETF™ – October(6)	0%	0%
Innovator Premium Income 40 Barrier ETF™ – October(6)	0%	0%
Innovator Premium Income 9 Buffer ETF™ – October(6)	0%	0%
Innovator Premium Income 15 Buffer ETF™ – October(6)	0%	0%

(1)    The Fund commenced operations on December 29, 2023.

(2)    The Fund commenced operations on March 31, 2023.

(3)    The Fund commenced operations on March 28, 2024.

(4)    The Fund commenced operations on June 30, 2023.

(5)    The Fund commenced operations on June 30, 2024.

(6)    The Fund commenced operations on September 29, 2023.

Investment Strategies and Risks

The following information relates to and supplements the description of each Fund’s investment strategies and risks that are contained in its Prospectus and includes descriptions of permitted investments and investment practices as well as associated risk factors.

Borrowing and Leverage.    A Fund may borrow money to the extent permitted by the 1940 Act. If a Fund borrows money, it must pay interest and other fees, which will reduce the Fund’s returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings. Any such borrowings are intended to be temporary. However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time. As prescribed by the 1940 Act, each Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. A Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount.

Cyber Security Risk.    Each Fund may be more susceptible to operational risks through breaches in cyber security. A cyber security incident may refer to either intentional or unintentional events that allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a Fund or a service provider to suffer data corruption or lose operational functionality. A cyber security incident could, among other things, result in the loss or theft of customer data or funds, customers or employees being unable to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, remediation costs associated with system repairs, data corruption or loss of operational capacity. Any of these results could have a substantial adverse impact on a Fund. For example, if a cyber security incident results in a denial of service, Fund shareholders could lose access to their electronic accounts for an unknown period of time, and employees could be unable to access electronic systems to perform critical duties for a Fund, such as trading, NAV calculation, shareholder accounting or fulfillment of Share purchases and redemptions. Cyber security incidents could cause a Fund, Adviser, Sub-Adviser or Distributor to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, or financial loss of a significant magnitude. Such incidents may also cause a Fund to violate applicable privacy and other laws. The Funds’ service providers have established risk management systems that seek to reduce the risks associated with cyber security, and business continuity plans in the event there is a cybersecurity breach. However, there is no guarantee that such efforts will succeed, especially since the Funds do not directly control the cyber security systems of the issuers of securities in which the Funds invest or the Funds’ third-party service providers (including the Funds’ transfer agent and custodian), and the Funds and its respective Shareholders may be negatively impacted as a result.

FLEX Options.    FLexible EXchange® Options (“FLEX Options”) are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are listed on a U.S. national securities exchange. FLEX Options provide investors with the ability to customize assets referenced by the options, exercise prices, exercise styles (i.e., American-style, exercisable any time prior to the expiration date, or European-style, exercisable only on the option expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Each option contract entitles the holder thereof to purchase (for the call options) or sell (for the put options) shares of the reference asset at the strike price.

The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer”, with the goal of protecting clearing members and options traders from counterparty risk.

Certain Considerations Regarding Options.    The FLEX Options in which each Fund invests will be options on an exchange-traded fund (an “ETF” or the “Reference Asset”). As such, the value of a Fund’s FLEX Options will fluctuate with changes in the value of the securities included in, or held by, the Reference Asset, and thus the Reference Asset’s price return. In addition to the value of the Reference Asset, the value of an option contract, in general, will reflect, among other things, the time remaining until its expiration date, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Option contracts that expire unexercised have no value.

Each of the options exchanges has established limitations governing the maximum number of call or put options on the same asset that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Innovator are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that a Fund may buy or sell.

The puts and calls on the Reference Asset entitle the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the Reference Asset at a predetermined specified price (the “strike price”). When the Fund writes a call on the Reference Asset, it receives a premium and agrees that the purchaser of the call, upon exercise of the call, will receive from the Fund the delivery of an amount of cash or a specified number of shares of the Reference Asset in exchange for the strike price. When the Fund buys a call on the Reference Asset, it pays a premium and has the same rights to such call as indicated above. When the Fund buys a put on the Reference Asset, it pays a premium and has the right to require the seller of the put, upon the Fund’s exercise of the put, to deliver an amount of cash or a specified number of shares of the Reference Asset in exchange for the strike price. When the Fund writes a put on the Reference Asset, it receives a premium and the purchaser of the put has the right to require the Fund to deliver an amount of cash or a specified number of shares of the Reference Asset in exchange for the strike price. Notwithstanding the above, the Fund utilizes FLEX Options that are cash-settled. Cash-settled option contracts give the holder the right to receive an amount (or owe an amount) of cash upon the exercise of the option contracts. Gain or loss depends on changes in the value of the Reference Asset’s price return relative to the strike price for a given option contract. The amount of cash is equal to the difference between the closing price of the Reference Asset’s price return and the exercise price of the option contract times a specified multiple (“multiplier”), which determines the total value for each point of such difference.

Risks of Options on the Reference Asset.    If a Fund has purchased an option and exercises it before the closing value for that day is available, it runs the risk that the Reference Asset’s price return may subsequently change. If such a change causes the exercised option to fall out of the money, the applicable Fund will be required to pay the difference between the closing Reference Asset value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

Rule 18f-4.    Funds that enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act are permitted to do so in accordance with Rule 18f-4 under the 1940 Act (“Rule 18f-4” or the “Derivatives Rule”). The Derivatives Rule defines the term “derivatives” to include short sales and forward contracts, such as TBA transactions, in addition to instruments traditionally classified as derivatives, such as swaps, futures, and option contracts. Rule 18f-4 also regulates other types of leveraged transactions, such as reverse repurchase transactions and transactions deemed to be “similar to” reverse repurchase transactions, such as certain securities lending transactions in connection with which a fund obtains leverage. Among other things, Rule 18f-4 prohibits a fund from entering into these derivatives transactions except in accordance with the provisions of the Derivatives Rule. The Derivatives Rule requires, among other things, a fund to adopt and implement a written “derivatives risk management program” and comply with limitations on risks relating to its derivatives transactions. The Derivatives Rule establishes limits on the derivatives transactions that a fund may enter into based on the value-at-risk (“VaR”) of the fund inclusive of derivatives. A fund generally satisfies the limits under the Derivatives Rule if the VaR of its portfolio (inclusive of derivatives transactions) does not exceed 200% of the VaR of its “designated reference portfolio.” The “designated reference portfolio” is a representative unleveraged index or the fund’s own portfolio absent derivatives holdings, as determined by such fund’s derivatives risk manager (the person or persons appointed by the fund’s board of directors/trustees responsible for administering the derivatives risk management program). This limits test is referred to as the “Relative VaR Test”. In addition, among other requirements, Rule 18f-4 also requires a fund carry out enhanced reporting to the board of directors/trustees, the SEC and the public regarding a fund’s derivatives activities. These requirements apply unless a fund qualifies as a “limited derivatives user,” which the Derivatives Rule defines as a fund that limits its derivatives exposure to 10% of its net assets. Each Fund complies with the requirements of Rule 18f-4 in its usage of option contracts. It is possible that the limits and compliance costs imposed by the Derivatives Rule may adversely affect a Fund’s performance, efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objectives and may increase the costs associated with the operation of a Fund, which could adversely affect investors.

Inflation Risk.    Inflation may reduce the intrinsic value of increases in the value of a Fund. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund’s assets can decline as can the value of the Fund’s distributions.

Legislation and Litigation Risk.    Legislation or litigation that affects the value of securities held by a Fund and/or that a Fund has exposure to by virtue of its usage of derivatives instruments may reduce the value of such Fund. From time to time, various legislative initiatives are proposed that may have a negative impact on certain securities. In addition, litigation regarding any of the securities owned by the Fund or the Reference Asset may negatively impact the value of the Shares. Such legislation or litigation may cause the Fund to lose value.

Listing Standards Risk.    Each Fund is required to comply with listing requirements adopted by the Exchange. Non-compliance with such requirements may result in a Fund’s Shares being delisted by the Exchange. Any resulting liquidation of the Fund could cause such Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Risk.    Market risk is the risk that a particular security, or Shares of a Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a Fund could decline in value or underperform other investments due to short-term market movements or any longer periods during more prolonged market downturns. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of a Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a Fund’s Shares and result in increased market volatility. During any such events, a Fund’s Shares may trade at increased premiums or discounts to their NAV.

Shares of a Fund in general, may fall due to current market conditions or adverse changes in market conditions. Values of securities may change due to factors such as, or changes in circumstances in relation to, inflation, interest rates, regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts or wars, natural disasters or future health crises. As a means to fight inflation, the Federal Reserve and certain foreign central banks have historically raised interest rates which may negatively impact the performance of securities held by a Fund. Certain market factors may result in central banks changing their approach in the future. U.S. regulators have proposed, in the past, and may further propose in the future, several changes to market and issuer regulations which could directly impact the Funds and/or their ability to implement its investment strategies or make certain investments. Regulatory changes may also increase operational costs, which could impact overall performance. Bank failures, such as the March 2023 failures of Silicon Valley Bank and Signature Bank (the second- and third-largest bank failures in U.S. history) could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The political climate in the U.S., as well as political and diplomatic events both domestically and abroad, have and may continue to have an adverse impact on the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. A U.S. federal government shutdown may also significantly impact investor or consumer behavior, which may adversely impact the markets and global economy. Global and domestic authorities and regulators have previously responded to serious economic disruptions with ranging fiscal and monetary policy changes, including, but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. Any change in these policies, or the ineffectiveness of these policies, cold increase volatility in securities markets, which may adversely impact the fund’s investments and performance. Any market disruptions could also delay the Fund from making sound investment decisions in a timely manner. If the Fund concentrates its investments in a region enduring geopolitical market disruption, it may face higher risk of loss, although the increasing interconnectivity between global economies and financial markets can lead to events or conditions in one country, region or financial market, adversely impacting a different country, region or financial market.

Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, armed conflicts or wars have and could continue to cause significant market disruptions and volatility within the markets. The hostilities and sanctions resulting from those hostilities could have a significant impact on a Fund’s investments, performance and liquidity. The economies of the U.S. and its trading partners, as well as the financial markets generally, may also be adversely impacted by trade disputes and other matters. If any geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down.

Health crises caused by the outbreak of infectious diseases or other public health issues, may exacerbate other pre-existing political, social, economic, market and financial risks. The impact of any such events, could negatively affect the global economy, as well as the economies of individual countries or regions, the financial performance of individual companies, sectors and industries, and the markets in general in significant and unforeseen ways. Any future public health crisis, and the ensuing policies enacted by governments and central banks have caused in the past, and may cause in the future, significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The Fund’s investments and liquidity thereof could be negatively impacted in the event of such health crises.

Advancements in technology may also adversely impact markets and overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. As the use of technology grows, liquidity and market movements may be affected. As artificial intelligence is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund.

These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

OTC Option Contracts.    Many option contracts are exchange-traded and are available to investors with set or defined contract terms (standardized options) and are settled through a clearing house and are guaranteed. However, there are also option contracts that trade over-the-counter (“OTC”), which are traded between two private parties, are not standardized and not guaranteed.

All of the terms of an OTC option contract, including method of settlement, term, exercise price, premiums, etc., are set by negotiation of the parties, and unless the parties provide for it, there is no central clearing or guaranty function. As a result, OTC option contracts are subjected to increased counterparty risk. While the Fund intends on investing in FLEX Options, the Fund may from time to time utilize OTC option contracts if the Adviser deems the use of such contracts would be advisable. OTC option contracts held by the Fund will be valued pursuant to the Trust’s valuation policies. OTC option contracts may be less liquid than traditional exchange-traded option contracts, and the Fund may be required to treat some OTC option contracts as illiquid securities.

OTC option contracts differ from exchange-listed option contracts in that they are two-party contracts with exercise price, premium and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-listed options. OTC option contracts can subject the purchaser of the option contract to additional counterparty risk, as these contracts may not be guaranteed for settlement. However, the Fund sells put option contracts, so it is not subject to this additional counterparty risk. To the extent the Fund uses OTC options, it may be subject to the risk that at the end of the Outcome Period there may be no counterparty willing to purchase the Fund’s sold put option contract. To the extent the Fund is unable to find a counterparty it may be unable to use OTC option contracts to pursue its investment objective.

Security Issuer Risk.    Issuer-specific attributes may cause a security held by the Reference Asset to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Short-Term Instruments and Temporary Investments.    Each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit, bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody’s® Investors Service, Inc., “F-1” by Fitch Ratings, Inc., or “A-1” by Standard & Poor’s® Financial Services LLC, a subsidiary of S&P Global, Inc., or if unrated, of comparable quality as determined by the Adviser and/or Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of the Adviser and/or Sub-Adviser, are of comparable quality to obligations of U.S. banks that may be purchased by a Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

U.S. Government Securities Risk.    U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government.

Disclosure of Portfolio Holdings Information

The Board has approved portfolio holdings disclosure policies (the “Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. It is the policy of the Funds and their service providers, including, without limitation, each Fund’s investment adviser, investment sub-adviser, distributor, administrator, custodian and transfer agent, to protect the confidentiality of the Funds’ holdings and prevent the selective disclosure of nonpublic information about the Funds’ portfolio holdings, which includes the Funds’ portfolio holdings and pending transactions. The Funds and each of their service providers must adhere to the Disclosure Policies.

The Funds and their service providers may not disclose any information concerning the portfolio holdings of the Funds to any unaffiliated third party, with certain exceptions set forth in the Disclosure Policies. The Funds and their service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in a Fund or in other investment companies or accounts managed by the Adviser or Sub-Adviser, or any affiliated person of the Adviser or Sub-Adviser) in connection with the disclosure of portfolio holdings information.

The Disclosure Policies are not intended to prevent the disclosure of any and all portfolio information for a legitimate business purpose to the Funds’ service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities, such as the Funds’ custodian, fund accountant, investment adviser and sub-adviser, administrator, independent public accountant, attorneys, officers and trustees and each of their respective affiliates and advisers, and are subject to duties of confidentiality, including a duty not to trade on nonpublic information, imposed by law and/or contract.

The Funds, or their duly authorized service providers, may disclose the Funds’ portfolio holdings in the following circumstances:

•   Publicly Available Information/Mandatory Disclosure.    The Funds, or their duly authorized service providers, will publicly disclose holdings of the Funds in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC.

•   Confidential Dissemination of Portfolio Holdings.    Numerous mutual fund evaluation services regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, and beta. These services then distribute the results of their analysis to the public and/or paid subscribers. In order to facilitate the review of the Funds by these services, the Funds may distribute (or authorize their service providers to distribute) portfolio holdings to such services before their public disclosure is required or authorized provided that: (i) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments, or persons who are likely to use the information for purposes of purchasing or selling shares of the Funds before the portfolio holdings or results of the analysis become public information; and (ii) the recipient signs a written confidentiality agreement. Persons and entities unwilling to execute an acceptable confidentiality agreement may only receive portfolio holdings information that has otherwise been publicly disclosed in accordance with the Disclosure Policies.

•   Analytical Information.    The Funds or their duly authorized service providers may distribute the following information concerning each Fund’s portfolio before disclosure of portfolio holdings is required, provided that the information has been publicly disclosed (via the Funds’ website or as otherwise permitted by regulatory interpretation or guidance): the Funds’ deposit instruments, redemption instruments and with respect to active, long/short and self-indexing ETFs, complete portfolio holdings will be publicly disseminated each business day and before the commencement of trading of shares on the listing exchanges. Each Fund’s holdings will be disclosed on the Adviser’s website showing the portfolio positions and quantities of the securities held that will form the basis for the Funds’ NAV calculation for end of the business day.

•   Press Interviews, Broker Discussion, etc.    Portfolio managers and other senior officers or spokespersons of the Funds may disclose or confirm the ownership of any individual portfolio position to reporters, brokers, shareholders, consultants, or other interested persons only if such information has been previously publicly disclosed in accordance with the Disclosure Policies.

•   Shareholder In-Kind Distributions.    A Fund’s shareholders may, in some circumstances, elect to redeem their shares of the Fund in exchange for their pro rata share of the securities held by a Fund. In such circumstances, such Fund shareholders may receive a complete listing of the portfolio holdings of the Fund up to seven (7) calendar days prior to making the redemption request, provided that they agree in writing to maintain the confidentiality of the portfolio holdings information and not to trade on such information.

•   Other Circumstances.    The Funds or the Adviser may disclose non-public portfolio holdings information to a third party who does not fall within the pre-approved categories, and who are not executing broker-dealers; however, prior to the receipt of any nonpublic portfolio holdings information by such third party, (i) the Chief Executive Officer and Chief Compliance Officer determine that the Funds have a legitimate business purpose for disclosing such information; and (ii) the recipient enters into a confidentiality agreement.

Certain exceptions to the Disclosure Policies permit the non-public disclosure of portfolio holdings to a limited group of third parties so long as the third party has signed a written confidentiality agreement. Such confidentiality agreement should generally provide that: (1) the portfolio information is the confidential property of the Funds (and their service providers, if applicable) and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement; (2) the recipient of the portfolio information agrees to limit access to the portfolio information to its employees (and agents) who, on a need-to-know basis, are (i) authorized to have access to the portfolio information and (ii) subject to confidentiality obligations, including duties not to trade on nonpublic information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement; (3) upon written request, the recipient agrees to promptly return or destroy, as directed, the portfolio information; and (4) portfolio information may be deemed to no longer be confidential if (i) it is already known to the recipient prior to disclosure by the Funds, (ii) it becomes publicly known without breach of the confidentiality agreement by the recipient, (iii) it is received from a third party and, to the knowledge of the recipient, the disclosure by such third party is not a breach of any agreement to which such third party is subject, or (iv) it is authorized by the Funds or their agents to be disclosed.

Each Fund will disclose its complete portfolio holdings schedule for each month in a fiscal quarter in public filings with the SEC within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. A semi-annual or annual report for each Fund will become available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website at www.sec.gov.

Each Fund’s portfolio holdings are publicly disseminated each day such Fund is open for business through financial reporting and news services, including publicly accessible websites. Additionally, a basket composition file, which includes information such as security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated each day the NYSE is open for trading via the National Securities Clearing Corporation.

Pursuant to Rule 6c-11 under the 1940 Act, information regarding the Fund’s current portfolio holdings is available on a daily basis at each Fund’s website, available at www.innovatoretfs.com. No non-public information concerning the Trust will be disseminated.

Management of the Trust

Trustees and Officers

The business and affairs of the Trust are managed under the direction of its Board. The Trust’s Trustees and principal officers are noted in the tables below along with their ages and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death or removal. The Fund’s officers are elected annually by the Board and serve at the Board’s pleasure. Each Trustee serves as a trustee of all the ETFs issued by Innovator ETFs® Trust.

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Mark Berg 200 W. Front Street Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	Founding Principal (2001 – present), Chief Executive Officer (2019 – present), President (2001 – 2019), Timothy Financial Counsel Inc.	150	Tortazo, LLC (2018 – present)
Joe Stowell 200 W. Front Street Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2017	Chief Operation Officer, Woodmen Valley Chapel (2015 – present).	150	Board of Advisors, M4 Europe (2023 – Present); Board of Advisors, Westmont College (2016 – 2021)
Brian J. Wildman 200 W. Front Street Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	Independent Business Consultant (2025 – present); President, Timothy Financial Counsel Inc. (2019 – 2024); Executive Vice President, Consumer Banking (2016 – 2019), Chief Risk Officer (2013 – 2016), MB Financial Bank.	150	Missionary Furlough Homes (2008 – 2022)
Interested Trustee(1) and Officers
H. Bruce Bond 200 W. Front Street Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer, Innovator Capital Management, LLC (2017 – present).	150	None
John W. Southard, Jr. 200 W. Front Street Wheaton, IL 60187 Year of Birth: 1969	Vice President, Secretary and Assistant Treasurer	Since 2017	Chief Investment Officer, Innovator Capital Management, LLC (2017 – present); Director and Co-Founder, T2 Capital Management, LLC (2010 – present).	150	None
Kenneth Kalina 3 Canal Plaza, Suite 100 Portland, ME 04101 Year of Birth: 1959	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2024	Senior Principal Consultant, ACA Foreside (since 2022); Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC (June 2017 to June 2022).	150	None
Kathy Meyer 200 W. Front Street Wheaton, IL 60187 Year of Birth:1964	Vice President, Treasurer and Principal Financial Accounting Officer	Since 2022	Chief Financial Officer, Innovator Capital Management, LLC (2018 – present).	150	None

(1)    H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

Board Leadership

The Board has overall responsibility for the oversight and management of the Fund. The Board has two standing committees (as described further below): an Audit Committee and a Nominating and Governance Committee. The Chairman of each Board committee is an Independent Trustee.

In order to streamline communication between the Adviser and the Independent Trustees and create certain efficiencies, the Board has a Lead Independent Trustee who is responsible for: (i) coordinating activities of the Independent Trustees; (ii) working with the Adviser, Fund counsel and the independent legal counsel to the Independent Trustees to determine the agenda for Board meetings; (iii) serving as the principal contact for and facilitating communication between the Independent Trustees and the Fund’s service providers, particularly the Adviser; and (iv) any other duties that the Independent Trustees may delegate to the Lead Independent Trustee. The Lead Independent Trustee is selected by the Independent Trustees and serves until his or her successor is selected. Mr. Berg serves as the Lead Independent Trustee.

The Chairman of the Board presides at all meetings of the Board, and acts as a liaison with service providers, officers, attorneys, and other Trustees. The Chair of each Board committee performs a similar role with respect to the committee. The Chairman of the Board or the Chair of a Board committee may also perform such other functions as may be delegated by the Board or the committee from time to time. The Independent Trustees meet regularly outside the presence of Trust management, in executive session or with other service providers to the Funds. The Board has regular meetings throughout the year and may hold special meetings if required before its next regular meeting. Each committee meets regularly to conduct the oversight functions delegated to that committee by the Board and reports its findings to the Board. The Board and each standing committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and to allocate areas of responsibility among committees and the full Board to enhance effective oversight. Mr. Stowell serves as the Chairman of the Nominating and Governance Committee and Mr. Wildman serves as the Chairman of the Audit Committee.

Risk Oversight

Among the Board’s general oversight and management functions is to oversee the risks of the Funds. Each Fund is subject to various risks, including investment, compliance, operational and valuation risks, among others. The Board addresses its risk oversight function through different Board and committee activities. For instance, the Board has delegated the day-to-day risk management and oversight function to the Adviser, or in certain cases (subject to the Adviser’s supervision) and depending on the nature of the risks to other service providers. The Board, or a committee, reviews and evaluates reports from the Adviser or service providers regarding the risks faced by the Funds and regarding the service providers’ oversight and management of those risks. In addition to the delegation of the day-to-day risk management and oversight function, the committees of the Board allow the Trustees to quickly and efficiently consider risk matters and facilitate the oversight by the Trustees of Fund activities and the risks related to those activities.

The Board has also appointed a Chief Compliance Officer (“CCO”) who oversees the implementation and evaluation of the Fund’s compliance program. Kenneth Kalina serves as CCO and Anti-Money Laundering Officer of the Trust.

Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness. Further, some risks are simply beyond the reasonable control of the Fund or the Advisor or other service providers. There can be no guarantee that any risk management systems established by the Fund, its service providers, or issuers of the securities in which the Fund invests will succeed, and the Fund cannot control such systems put in place by service providers, issuers or other third parties whose operations may affect the Fund and/or its shareholders. Moreover, it is necessary to bear certain risks (such as investment related risks) to achieve the Fund’s goals. As a result of the foregoing and other factors, the Fund’s ability to manage risk is subject to substantial limitations.

Trustees’ Qualifications.

The Nominating and Governance Committee selects and nominates persons for election or appointment by the Board as Independent Trustees. The Board has adopted the Nominating and Governance Committee Charter and Guidelines, which provides the Nominating and Governance Committee with general criteria to guide the Committee’s choice of candidates to nominate to serve on the Board; however, there are no specific qualifications or requirements to serve on the Board. The Board believes that, collectively, the Trustees have balanced and diverse experience, skills, attributes and qualifications, that allow the Board to operate effectively in governing the Trust and protecting the interests of shareholders. Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Trust’s investment manager, sub-advisers, other service providers, counsel and independent auditors; and to exercise business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his duties effectively is evidenced by his educational background or professional training; business, consulting or public service positions; experience from service as a Board member of the Trust, other investment funds, public companies or non-profit entities or other organizations; and ongoing commitment and participation in Board and committee meetings throughout the years.

While there are no specific required qualifications for Board membership, the Board believes the specific background of each Trustee is appropriate to his or her serving on the Board. The foregoing discussion and the Trustees and officers chart above are included in this Statement of Additional Information pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having special expertise or experience and shall not be deemed to impose any greater responsibility or liability on any Trustee by reason thereof.

H. Bruce Bond.    Mr. Bond is the Chief Executive Officer of Innovator, responsible for the firm’s strategic vision. Mr. Bond began his career in 1986 at Griffin, Kubik, Stephens and Thompson, a small boutique firm specializing in municipal bonds. In 1994 he continued his career at First Trust Portfolios as Vice President responsible for wholesale distribution of financial products across the Midwest and Florida. In 1998 Mr. Bond joined Nuveen Investments as a Managing Director to lead an effort in its Structured Products Group to develop, market and distribute closed-end funds, unit investment trusts and exchange-traded fund products. Mr. Bond became the head of marketing for all Nuveen products before leaving to start PowerShares in early 2003. As Founder and Chief Executive Officer of PowerShares, Mr. Bond pioneered many firsts in the ETF industry. In 2006, PowerShares was acquired by Invesco, a global asset manager. Mr. Bond remained the President and Chief Executive Officer of PowerShares and Chairman of the Board of the PowerShares Funds until September of 2011. During his time at PowerShares, Mr. Bond helped develop, list and distribute over 130 fund products on various exchanges located in the United States and throughout Europe, with assets under management in excess of $80 billion.

Mark Berg.    As Chief Executive Officer and Founding Principal of Timothy Financial Counsel Inc., Mr. Berg’s primary role is the leadership and management of Timothy Financial Counsel Inc. He is the primary advisor for select clients, but also oversees the financial planning process for all Timothy Financial clients. Mr. Berg has served in the fee-only financial planning industry since 1995. Mr. Berg is also a founding board member of Tortazo LLC since 2018. He holds a BA in Economics from Wheaton College and is a Certified Financial Planner™ practitioner. He is also a NAPFA Registered Financial Advisor where he has served as the Regional President and Chair, as well as on the National Board of Directors. He speaks regularly at conferences on financial planning and practice management. He has been interviewed and/or quoted by a variety of publications, such as Dow Jones Newswire, The Wall Street Journal, Reader’s Digest, and Kiplinger’s and has been interviewed on NBC television.

Joe Stowell.    Mr. Stowell is currently the Chief Operation Officer of Woodmen Valley Chapel in Colorado Springs, Colorado. He oversees the financial, human resources and congregational management of this multi-campus organization. Prior to joining Woodman in September of 2015, Mr. Stowell served for eight years as the Executive Vice President/COO of the English Language Institute/China (ELIC), a global educational non-profit focused primarily in Asia and the Middle East. Before his work in the non-profit business management sector, Joe traded futures, options and swaps for over a decade, focusing on currencies and bonds both in the US and abroad for McNamara Trading and Chicago Research & Trade. He was on trading floors and desks in Chicago, New York and Tokyo.

Brian J. Wildman.    Mr. Wildman is currently an independent business consultant. From 2019 to 2024, he was the President of Timothy Financial Counsel Inc. From 2016 until 2019, Mr. Wildman served as Executive Vice President, Consumer Banking of MB Financial Bank. During that time, Mr. Wildman also served as a director of MB Financial Bank. From 2013 to 2016, Mr. Wildman was responsible for Risk Management and served as MB Financial Bank’s Chief Risk Officer. Prior to 2013, Mr. Wildman was responsible for the MB Financial Bank’s Wealth Management and Consumer Services groups. Prior to joining MB Financial Bank in 2003, he was First Vice President of Bank One and served in various management positions with its predecessor organization, American National Bank and Trust Company of Chicago, since 1988. Mr. Wildman was a member of the Board of Trustees of Missionary Furlough Homes from 2008 to 2022. Additionally, Mr. Wildman serves as the “audit committee financial expert” for the Board.

Share Ownership

The following table provides the dollar range of Shares of each Fund beneficially owned by the Trustees as of December 31, 2024.

Fund	Bond	Berg	Stowell	Wildman
Innovator Premium Income 20 Barrier ETF™ – January	–	–	–	–
Innovator Premium Income 30 Barrier ETF™ – January	–	–	–	–
Innovator Premium Income 15 Buffer ETF™ – January	–	–	–	–
Innovator Premium Income 10 Barrier ETF™ – April	–	–	–	–
Innovator Premium Income 20 Barrier ETF™ – April	–	–	–	–
Innovator Premium Income 30 Barrier ETF™ – April	–	–	–	–
Innovator Premium Income 40 Barrier ETF™ – April	–	–	–	–
Innovator Premium Income 9 Buffer ETF™ – April	–	–	–	–
Innovator Premium Income 15 Buffer ETF™ – April	–	–	–	–
Innovator Premium Income 10 Barrier ETF™ – July	–	–	–	–
Innovator Premium Income 20 Barrier ETF™ – July	–	B	–	–
Innovator Premium Income 30 Barrier ETF™ – July	–	–	–	–
Innovator Premium Income 40 Barrier ETF™ – July	–	–	–	–
Innovator Premium Income 9 Buffer ETF™ – July	–	–	–	–
Innovator Premium Income 15 Buffer ETF™ – July	–	–	–	–
Innovator Premium Income 10 Barrier ETF™ – October	–	–	–	–
Innovator Premium Income 20 Barrier ETF™ – October	–	–	–	–
Innovator Premium Income 30 Barrier ETF™ – October	–	–	–	–
Innovator Premium Income 40 Barrier ETF™ – October	–	–	–	–
Innovator Premium Income 9 Buffer ETF™ – October	–	–	–	–
Innovator Premium Income 15 Buffer ETF™ – October	–	–	–	–
Aggregate Holdings in Innovator ETF Complex	D	D	D	D

Ownership Codes

A.    $1  –  $10,000

B.    $10,001  –  $50,000

C.    $50,001 –  $100,000

D.    Over $100,000

As of December 31, 2024, the Independent Trustees and immediate family members did not own beneficially or of record any class of securities of an investment adviser or principal underwriter of a Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of a Fund.

As of February 3, 2025, the officers and Trustees, in the aggregate, owned less than 1% of the Shares of each Fund.

Trustee Compensation

Effective January 1, 2025, each Independent Trustee is paid a fixed annual retainer of $313,000 per year. The fixed annual retainer is allocated pro rata among each Fund in the Trust based upon each Fund’s assets under management.

The following table sets forth the compensation (including reimbursement for travel and out-of-pocket expenses) paid by the Funds and by the Trust to the Trustees for their services to the Funds for the fiscal year ended October 31, 2024. Only the Trustees of the Trust (the “Trustees”) who are not “interested persons” of the Trust or the Adviser, as defined by the 1940 Act (the “Independent Trustees”), receive compensation from the Funds. The Trust has no retirement or pension plans. The Trust has no employees. Its officers are compensated by Innovator.

Trustee	Compensation from the Funds	Compensation from the Trust
H. Bruce Bond	None	None
Mark Berg	$3,885	$251,750
Joe Stowell	$3,885	$251,750
Brian J. Wildman	$3,885	$251,750

Board Committees

Audit Committee:    The Trust’s Audit Committee consists of each of the Independent Trustees. The Audit Committee monitors accounting and financial reporting policies and practice, and internal controls for the Trust. It also oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof, and acts as a liaison between the Trust’s independent registered public accounting firm and the full Board. The Audit Committee held two meetings during the fiscal year ended October 31, 2024.

Nominating and Governance Committee:    The Trust’s Nominating and Governance Committee consists of each of the Independent Trustees. The Nominating and Governance Committee recommends Board members, fills vacancies and considers the qualifications of Board members. The committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating and Governance Committee, c/o Innovator ETFs® Trust, 200 W. Front Street, Wheaton, Illinois 60187. Shareholders should include appropriate information on the background and qualifications of any person recommended (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board. The Nominating and Governance Committee held two meetings during the fiscal year ended October 31, 2024.

Proxy Voting Policies

The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently with the best interests of the Funds.

The Board has delegated to the Adviser the proxy voting responsibilities for the Funds and has directed Innovator to vote proxies consistent with each Fund’s best interests. In order to facilitate the proxy voting process, Broadridge Investor Communication Solutions, Inc. (“Broadridge”) has been retained to provide access to a selection of third-party providers that are available to provide proxy vote recommendations and research. Votes are cast through the Broadridge ProxyEdge® platform

(“ProxyEdge”). With the assistance of Broadridge, Egan-Jones Proxy Services (“Egan-Jones”) has been selected to provide vote recommendations based on its own internal guidelines. The services provided to Innovator through Egan Jones include access to Egan-Jones’ research analysis and their voting recommendations. Services provided to Innovator through ProxyEdge include receipt of proxy ballots, vote execution based upon the recommendations of Egan-Jones, access to the voting recommendations of Egan-Jones, as well as reporting, auditing, working with custodian banks, and consulting assistance for the handling of proxy voting responsibilities. ProxyEdge also maintains proxy voting records and provides Innovator with reports that reflect the proxy voting activities of client portfolios.

The fundamental guideline followed by the Adviser in voting proxies is to make every effort to confirm that the manner in which shares are voted is in the best interest of clients and the value of the investment. Absent special circumstances of the types described below, it is the policy of Adviser to exercise its proxy voting discretion in accordance with the Egan-Jones Proxy Voting Principles and Guidelines set forth in Exhibit A.

Information regarding how each Fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request and without charge on the Fund’s website at https://www.innovatoretfs.com, by calling (800) 208-5212 or by accessing the SEC’s website at https://www.sec.gov.

Investment Adviser and Other Service Providers

Investment Adviser

Innovator Capital Management, LLC, located at 200 W. Front Street, Wheaton, Illinois 60187, furnishes investment management services to the Funds, subject to the supervision and direction of the Board. Substantially all of the interests of Innovator are owned by Messrs. H. Bruce Bond, John Wilder Southard, Jr. and Jeffrey Brown. Innovator is controlled by a Board of Managers which currently consists of Mr. Bond, Mr. Southard and Mr. Brown. Mr. Bond controls the Board of Managers by virtue of his majority ownership of Innovator. Mr. Southard owns in excess of twenty-five percent of Innovator and Mr. Brown owns a minority interest in Innovator. Innovator compensates all officers (including the chief compliance officer) and employees of Innovator who are affiliated with both Innovator and the Trust. Innovator is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.

Pursuant to an investment management agreement between Innovator and the Trust, on behalf of the Funds (the “Investment Management Agreement”), Innovator oversees the investment of each Fund’s assets by Milliman and is responsible for paying all expenses of the Funds, excluding the fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions, acquired fund fees and expenses and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. As compensation for the investment advisory services rendered under the Investment Management Agreement, each Fund has agreed to pay Innovator an annual management fee equal to 0.79% of its average daily net assets.

For services rendered during the fiscal periods/years set forth below, the following table sets forth the management fee paid by each Fund to Innovator.

Management Fees

Fund	Fiscal Year Ended October 31, 2023	Fiscal Year Ended October 31, 2024
Innovator Premium Income 20 Barrier ETF™ – January(1)	N/A	$58,532
Innovator Premium Income 30 Barrier ETF™ – January(1)	N/A	$141,293
Innovator Premium Income 15 Buffer ETF™ – January(1)	N/A	$80,599
Innovator Premium Income 10 Barrier ETF™ – April(2)	$37,017	$67,634
Innovator Premium Income 20 Barrier ETF™ – April(2)	$113,091	$213,856
Innovator Premium Income 30 Barrier ETF™ – April(2)	$202,773	$323,319
Innovator Premium Income 40 Barrier ETF™ – April(2)	$154,344	$182,284
Innovator Premium Income 9 Buffer ETF™ – April(3)	N/A	$7,884
Innovator Premium Income 15 Buffer ETF™ – April(3)	N/A	$15,725
Innovator Premium Income 10 Barrier ETF™ – July(4)	$9,058	$35,281
Innovator Premium Income 20 Barrier ETF™ – July(4)	$49,662	$184,709
Innovator Premium Income 30 Barrier ETF™ – July(4)	$58,468	$200,586
Innovator Premium Income 40 Barrier ETF™ – July(4)	$18,117	$65,706
Innovator Premium Income 9 Buffer ETF™ – July(5)	N/A	$3,972
Innovator Premium Income 15 Buffer ETF™ – July(5)	N/A	$5,624
Innovator Premium Income 10 Barrier ETF™ – October(6)	$1,352	$37,471
Innovator Premium Income 20 Barrier ETF™ – October(6)	$4,777	$149,333
Innovator Premium Income 30 Barrier ETF™ – October(6)	$5,772	$177,501
Innovator Premium Income 40 Barrier ETF™ – October(6)	$3,578	$92,933
Innovator Premium Income 9 Buffer ETF™ – October(6)	$977	$103,567
Innovator Premium Income 15 Buffer ETF™ – October(6)	$2,841	$133,709

(1)    The Fund commenced operations on December 29, 2023.

(2)    The Fund commenced operations on March 31, 2023.

(3)    The Fund commenced operations on March 28, 2024.

(4)    The Fund commenced operations on June 30, 2023.

(5)    The Fund commenced operations on June 30, 2024.

(6)    The Fund commenced operations on September 29, 2023.

Sub-Adviser

Innovator and the Funds have retained Milliman Financial Risk Management LLC, 71 South Wacker Drive, 31st Floor, Chicago, Illinois 60606, to serve as the Fund’s investment sub-adviser. Milliman was established in 1998, and also advises other investment companies, insurance companies, financial institutions, other pooled investment vehicles in addition to the Fund. The Sub-Adviser is a wholly owned subsidiary of Milliman, Inc.

Pursuant to an investment sub-advisory agreement between Innovator, Milliman and the Trust, on behalf of the Funds (the “Investment Sub-Advisory Agreement”), Milliman manages the investment of each Fund’s assets. As compensation for the sub-advisory services rendered under the Investment Sub-Advisory Agreement, Innovator has agreed to pay Milliman an annual sub-advisory fee that is based upon each Fund’s average daily net assets. Innovator is responsible for paying the entire amount of Milliman’s sub-advisory fee. The Funds do not directly pay Milliman.

For services rendered during the fiscal periods/years set forth below, the following table sets forth the sub-advisory fees paid by Innovator to Milliman for each Fund.

Sub-Advisory Fees

Fund	Fiscal Year Ended October 31, 2023	Fiscal Year Ended October 31, 2024
Innovator Premium Income 20 Barrier ETF™ – January(1)	N/A	$6,947
Innovator Premium Income 30 Barrier ETF™ – January(1)	N/A	$16,775
Innovator Premium Income 15 Buffer ETF™ – January(1)	N/A	$9,623
Innovator Premium Income 10 Barrier ETF™ – April(2)	$4,781	$8,092
Innovator Premium Income 20 Barrier ETF™ – April(2)	$14,622	$25,603
Innovator Premium Income 30 Barrier ETF™ – April(2)	$26,225	$38,791
Innovator Premium Income 40 Barrier ETF™ – April(2)	$19,967	$21,917
Innovator Premium Income 9 Buffer ETF™ – April(3)	N/A	$929
Innovator Premium Income 15 Buffer ETF™ – April(3)	N/A	$1,853
Innovator Premium Income 10 Barrier ETF™ – July(4)	$1,165	$4,227
Innovator Premium Income 20 Barrier ETF™ – July(4)	$6,375	$22,165
Innovator Premium Income 30 Barrier ETF™ – July(4)	$7,507	$24,061
Innovator Premium Income 40 Barrier ETF™ – July(4)	$2,327	$7,878
Innovator Premium Income 9 Buffer ETF™ – July(5)	N/A	$463
Innovator Premium Income 15 Buffer ETF™ – July(5)	N/A	$656
Innovator Premium Income 10 Barrier ETF™ – October(6)	$173	$4,484
Innovator Premium Income 20 Barrier ETF™ – October(6)	$610	$17,875
Innovator Premium Income 30 Barrier ETF™ – October(6)	$737	$21,267
Innovator Premium Income 40 Barrier ETF™ – October(6)	$457	$11,091
Innovator Premium Income 9 Buffer ETF™ – October(6)	$125	$12,359
Innovator Premium Income 15 Buffer ETF™ – October(6)	$363	$15,976

(1)    The Fund commenced operations on December 29, 2023.

(2)    The Fund commenced operations on March 31, 2023.

(3)    The Fund commenced operations on March 28, 2024.

(4)    The Fund commenced operations on June 30, 2023.

(5)    The Fund commenced operations on June 30, 2024.

(6)    The Fund commenced operations on September 29, 2023.

Innovator and the Trust have received an exemptive order from the SEC which exempts Innovator and the Trust from certain of the shareholder approval requirements of Section 15(a) of the 1940 Act and allowed the Board, subject to certain conditions, to appoint a new, unaffiliated sub-advisor and approve a new investment sub-advisory agreement on behalf of the Trust without shareholder approval.

Portfolio Managers.    The portfolio managers are primarily responsible for the day-to-day management of the Funds. There are currently two portfolio managers, as follows: Robert T. Cummings and Jordan B. Rosenfeld. As of October 31, 2024, none of the portfolio managers beneficially owned any Shares of a Fund.

Compensation.    The portfolio managers are paid competitive salaries by Milliman. In addition, they may receive bonuses based on qualitative considerations, such as an individual’s contribution to the organization, and performance reviews in relation to job responsibilities.

Conflicts of Interest.    The portfolio managers have day-to-day management responsibilities with respect to other investments accounts and, accordingly, may be presented with potential or actual conflicts of interest. The management of other accounts may result in the portfolio manager devoting unequal time and attention to the management of the Funds and/or other accounts. In approving the Investment Management Agreement and Investment Sub-Advisory Agreement, the Board was satisfied that the portfolio managers would be able to devote sufficient attention to the management of the Funds and that Innovator and Milliman seek to manage such competing interests for the time and attention of the portfolio managers.

With respect to securities transactions for the Funds, Milliman determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for the Funds and other accounts, orders are placed at the same time. Milliman uses its best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. Milliman generally allocates trades on the basis of assets under management so that the securities positions represent equal exposure as a percentage of total assets of each client. The Funds and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized. If an aggregated trade order is not substantially filled, it will generally be allocated pro rata.

Other Accounts.    The portfolio managers manage the investment vehicles with the number of accounts and assets, as of October 31, 2024, set forth in the table below. None of the accounts managed by the portfolio managers pay an advisory fee that is based upon the performance of the account. The numbers in the below table include the Funds included in this SAI.

	Registered Investment Companies # of Accounts ($ Assets)	Other Pooled Investment Vehicles # of Accounts ($ Assets)	Other Accounts # of Accounts ($ Assets)
Robert T. Cummings	142 ($19.0 billion)	0 ($0)	0 ($0)
Jordan B. Rosenfeld	142 ($19.0 billion)	0 ($0)	0 ($0)

Distributor

Foreside Fund Services, LLC, located at Three Canal Plaza, Suite 100, Portland, ME 04101, serves as the principal underwriter of the Shares pursuant to a distribution agreement (the “Distribution Agreement”). The Distributor continually distributes Shares on a best effort basis. The Distributor has no obligation to sell any specific quantity of Shares. The Distribution Agreement is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Units, as described in each Fund’s Prospectus and this SAI. Shares amounting to less than a Creation Unit are not distributed by the Distributor. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds. The Distributor is not affiliated with the Trust, the Adviser, the Sub-Adviser, or any stock exchange.

The Distribution Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds. The Distribution Agreement will terminate automatically in the event of its “assignment,” as that term is defined in the 1940 Act.

Codes of Ethics

In order to mitigate the possibility that a Fund will be adversely affected by personal trading, the Trust, Innovator and Milliman have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts access persons, Trustees and others who normally come into possession of information on portfolio transactions. Personnel subject to the Codes of Ethics may invest in securities that may be purchased or held by the Fund; however, the Codes of Ethics require that each transaction in such securities be reviewed by the Compliance Department. These Codes of Ethics are on public file with, and are available from, the SEC.

The Distributor relies on the principal underwriter’s exception under Rule 17j-1(c)(3). Foreside Financial Group, LLC, on behalf of Foreside Fund Officer Services, LLC, has adopted a code of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics permit, subject to certain conditions, personnel of each of those entities to invest in securities that may be purchased or held by a Fund.

Fund Administrator

General Information.    The Administrator and Fund Accountant for the Funds is U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”), which has its principal office at 615 East Michigan Street, Milwaukee, Wisconsin 53202 and is primarily in the business of providing administrative, fund accounting and stock transfer services to retail and institutional mutual funds. The Administrator performs these services pursuant to two separate agreements, a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement.

Administration Agreement.    Pursuant to a Fund Administration Servicing Agreement (the “Administration Agreement”) with the Funds, the Administrator provides all administrative services necessary for the Funds, other than those provided by Innovator, subject to the supervision of the Board. Employees of the Administrator generally will not be officers of the Funds for which they provide services.

The Administration Agreement is terminable by the Board or the Administrator on ninety (90) days’ written notice and may be assigned provided the non-assigning party provides prior written consent. The Administration Agreement shall remain in effect for three years from the date of its initial approval, unless amended, and its renewal is subject to approval of the Board for periods thereafter. The Administration Agreement provides that in the absence of the Administrator’s refusal or willful failure to comply with the Agreement or bad faith, negligence or willful misconduct on the part of the Administrator, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administration Agreement, the Administrator provides all administrative services, including, without limitation: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Funds; (ii) overseeing the performance of administrative and professional services to the Funds by others, including the Custodian (as defined below); (iii) preparing, but not paying for, the periodic updating of each Fund’s Registration Statement, Prospectus and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, preparing each Fund’s tax returns, and preparing reports to each Fund’s shareholders and the SEC; (iv) calculation of yield and total return for each Fund; (v) monitoring and evaluating daily income and expense accruals, and sales and redemptions of Shares of each Fund; (vi) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of a Fund and/or its Shares under such laws; (vii) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (viii) monitoring periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectus.

Accounting Agreement.    The Administrator, pursuant to a Fund Accounting Servicing Agreement (the “Accounting Agreement”), also provides the Funds with accounting services, including, without limitation: (i) daily computation of NAV; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of a Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; and (v) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Custodian and Adviser.

For the administrative and fund accounting services rendered to the Funds by the Administrator, the Administrator is paid an asset-based fee plus certain out-of-pocket expenses. Pursuant to the terms of the Investment Management Agreement, Innovator is responsible for paying for the services provided by the Administrator. The Funds do not directly pay the Administrator.

Custodian, Transfer Agent and Dividend Agent

U.S. Bank, N.A., Custody Operations, 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212 (the “Custodian”), serves as custodian for the Funds’ cash and securities. Pursuant to a Custodian Servicing Agreement with the Funds, it is responsible for maintaining the books and records of each Fund’s portfolio securities and cash. The Custodian receives a minimum annual fee of $1,000. The Custodian is also entitled to certain out-of-pocket expenses and portfolio transaction fees. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. USBFS, the Administrator, also acts as the Funds’ transfer and dividend agent.

Legal Counsel

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606 serves as the Trust’s legal counsel.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd., located at 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, has been selected as the independent registered public accounting firm for the Trust. As such, they are responsible for auditing the Trust’s annual financial statements.

Additional Payments to Financial Intermediaries

Innovator from time to time makes payments, out of its own resources, to certain financial intermediaries that sell shares of Innovator ETFs (“Innovator Funds”) to promote the sales and retention of Fund shares by those firms and their customers. The amounts of these payments vary by intermediary. The level of payments that Innovator is willing to provide to a particular intermediary may be affected by, among other factors: (i) the firm’s total assets or Fund shares held in and recent net investments into Innovator Funds; (ii) the value of the assets invested in the Innovator Funds by the intermediary’s customers; (iii) its ability to attract and retain assets; (iv) the intermediary’s reputation in the industry; (v ) the level and/or type of marketing assistance and educational activities provided by the intermediary; (vi) the firm’s level of participation in Innovator Funds’ sales and marketing programs; (vii) the firm’s compensation program for its registered representatives who sell Fund shares and provide services to Fund shareholders; and (viii) the asset class of the Innovator Funds for which these payments are provided. Such payments are generally asset-based but may also include the payment of a lump sum. Innovator makes payments, out of its own assets, to those firms as compensation and/or reimbursement for marketing support, services and access for technology platforms, and/or program servicing.

The amounts of payments referenced above made by Innovator could be significant by comparison and could create an incentive for an intermediary or its representatives to recommend or offer shares of the Innovator Funds to its customers. The intermediary may elevate the prominence or profile of the Innovator Funds within the intermediary’s organization by, for example, placing the Innovator Funds on a list of preferred or recommended funds and/or granting Innovator preferential or enhanced opportunities to promote the Innovator Funds in various ways within the intermediary’s organization. These payments are made pursuant to negotiated agreements with intermediaries. The payments do not change the price paid by investors for the purchase of a share or the amount the Fund will receive as proceeds from such sales. Furthermore, many of these payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s Prospectus because they are not paid by the Fund. The types of payments described herein are not mutually exclusive, and a single intermediary may receive some or all types of payments as described.

Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as FINRA. Investors can ask their intermediaries for information about any payments they receive from Innovator and the services it provides for those payments. Investors may wish to take intermediary payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

Payments to intermediaries, in certain circumstances, may also be made in connection with the distribution of model portfolios developed by Innovator, such as the inclusion of such model portfolios on an intermediary’s platform, as well as in connection with the marketing and sale of, and/or product training regarding such model portfolios, or servicing of accounts tracking such model portfolios. Such payments may be variable or fixed fee payments for platform support, or other payments in the form of a variable or fixed fee or a per position fee, or may relate to the amount of assets an intermediary’s clients have invested in Innovator Funds in such models developed by Innovator, the management fee, the total expense ratio, or sales of the Innovator Funds in such models developed by Innovator. Some intermediaries also provide related data regarding transactions in specific model portfolios, Innovator Funds and investment strategies to Innovator in exchange for a fee.

Innovator and/or its affiliates may enter into arrangements with third parties, such as a software provider, whereby Innovator may license certain technology or other services from such entity in exchange for licensing or other fees which may be, in whole or in part, dependent on the value of Innovator ETFs held through such software or other service. Such third party may also offer price concessions to broker dealers, investment advisers or other financial intermediaries that license technology or other services that may be dependent, in whole or in part, on the value of Innovator ETFs held through such software or other service.

Trading and Brokerage

An investment adviser has a fiduciary duty to engage in brokerage practices that are in the best interests of its clients and to place the interests of its clients above all other interests in the broker selection process. Innovator is responsible for the management of the Funds and has delegated trade execution responsibilities to Milliman.

Accordingly, Milliman has an obligation to seek to obtain the “best execution” for each Fund’s transactions. “Best execution” is defined as the most favorable execution possible, considering such factors as the broker’s services, research provided, commissions charged, volume discounts offered, execution capability, reliability and responsiveness of the broker-dealer. Milliman may test the execution quality of the broker-dealer to which Milliman submitted the trade. This may include comparing a sample of executed equity trades and the prices that were in the market at the time of the trade (e.g., by comparing it to a third-party pricing source).

In selecting a broker for each specific transaction, Milliman uses its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain “best execution.” The full range and quality of brokerage services available will be considered in making these determinations. Such services may consist of the following: (i) trading capabilities, including execution speed and ability to provide liquidity; (ii) commissions and/or fees both in aggregate and on a per share basis; (iii) capital strength and stability; (iv) settlement processing; (v) use of technology and other special services; (vi) responsiveness, reliability, and integrity; and, if applicable, (vii) the nature and value of research provided.

Milliman will consider total transaction costs when selecting brokers for trade execution. Total transaction costs include: (i) market impact cost; (ii) lost opportunity to trade cost; (iii) time-to-market cost; (iv) commissions on agency trades or the spreads on principle trades; and (v) bid-ask spread.

As a matter of policy, Milliman has indicated to the Board that it does not intend to maintain any soft dollar arrangements. Milliman may receive research on the economy, derivative instruments, flows and conditions from many broker-dealers. This information is commonly distributed by many broker-dealers to many market participants, is not associated with particular transactions, and does not obligate Milliman to trade with any particular broker-dealer. As these items are made readily available by many broker-dealers to many market participants and they do not affect Milliman’s selection of a particular broker-dealer for a specific transaction, Milliman does not believe that it has conflicts of interest related to soft dollars in the case of OTC or exchange-traded futures transactions.

The following table sets forth the brokerage commissions paid by each Fund during the fiscal periods/years set forth below.

Brokerage Commissions

Fund	Fiscal Year Ended October 31, 2023	Fiscal Year Ended October 31, 2024
Innovator Premium Income 20 Barrier ETF™ – January(1)	N/A	$2,299
Innovator Premium Income 30 Barrier ETF™ – January(1)	N/A	$8,631
Innovator Premium Income 15 Buffer ETF™ – January(1)	N/A	$767
Innovator Premium Income 10 Barrier ETF™ – April(2)	$1,152	$1,452
Innovator Premium Income 20 Barrier ETF™ – April(2)	$8,578	$5,962
Innovator Premium Income 30 Barrier ETF™ – April(2)	$19,980	$13,029
Innovator Premium Income 40 Barrier ETF™ – April(2)	$22,098	$12,379
Innovator Premium Income 9 Buffer ETF™ – April(3)	N/A	$79
Innovator Premium Income 15 Buffer ETF™ – April(3)	N/A	$160
Innovator Premium Income 10 Barrier ETF™ – July(4)	$423	$1,354
Innovator Premium Income 20 Barrier ETF™ – July(4)	$5,521	$4,656
Innovator Premium Income 30 Barrier ETF™ – July(4)	$9,950	$7,638
Innovator Premium Income 40 Barrier ETF™ – July(4)	$2,901	$4,144
Innovator Premium Income 9 Buffer ETF™ – July(5)	N/A	$78
Innovator Premium Income 15 Buffer ETF™ – July(5)	N/A	$103
Innovator Premium Income 10 Barrier ETF™ – October(6)	N/A	$665
Innovator Premium Income 20 Barrier ETF™ – October(6)	N/A	$5,960
Innovator Premium Income 30 Barrier ETF™ – October(6)	N/A	$10,250
Innovator Premium Income 40 Barrier ETF™ – October(6)	N/A	$8,054
Innovator Premium Income 9 Buffer ETF™ – October(6)	$59	$2,048
Innovator Premium Income 15 Buffer ETF™ – October(6)	$294	$2,408

(1)    The Fund commenced operations on December 29, 2023.

(2)    The Fund commenced operations on March 31, 2023.

(3)    The Fund commenced operations on March 28, 2024.

(4)    The Fund commenced operations on June 30, 2023.

(5)    The Fund commenced operations on June 30, 2024.

(6)    The Fund commenced operations on September 29, 2023.

The Funds did not pay brokerage commissions on trades of securities to an affiliated broker of the Funds, the Adviser or the Distributor during the fiscal periods/years ended October 31, 2023 and October 31, 2024, as applicable.

Capital Structure

Each Fund has been established as a series of the Trust. The Trust has authorized and allocated to each series an unlimited number of Shares of beneficial interest with no par value. The Trustees may, at any time, and from time to time, by resolution, authorize the establishment and division of additional shares of the Trust into an unlimited number of series and the division of any series (including the Funds) into two or more classes. When issued in accordance with the Trust’s registration statement, governing instruments and applicable law (all as may be amended from time to time), all of the Trust’s shares are fully paid and non-assessable. Shares do not have preemptive rights.

All Shares of a Fund represent an undivided proportionate interest in the assets of the Fund. Shareholders of the Trust are entitled to one vote for each full Share and to a proportionate fractional vote for each fractional Share standing in the shareholder’s name on the books of the Trust. However, matters affecting only one particular fund or class can be voted on only by shareholders in such fund or class. The shares of the Trust are not entitled to cumulative voting, meaning that holders of more than 50% of the Trust’s shares may elect the entire Board. All shareholders are entitled to receive dividend and/or capital gains when and as declared by the Trustees from time to time and as discussed in the Prospectus.

Book Entry Only System

The following information supplements and should be read in conjunction with the section of the Prospectus entitled “Book Entry.”

DTC Acts as Securities Depository for Fund Shares

Shares of each Fund are represented by securities registered in the name of The Depository Trust Company (“DTC”) or its nominee and deposited with, or on behalf of, DTC. DTC, a limited-purpose trust company, was created in 1973 to enable electronic movement of securities between its participants (“DTC Participants”), and National Securities Clearing Corporation (“NSCC”) was established in 1976 to provide a single settlement system for securities clearing and to serve as central counterparty for securities trades among DTC Participants. In 1999, DTC and NSCC were consolidated within The Depository Trust & Clearing Corporation (“DTCC”) and became wholly-owned subsidiaries of DTCC. The common stock of DTCC is owned by the DTC Participants, but the New York Stock Exchange (“NYSE”) and FINRA, through subsidiaries, hold preferred shares in DTCC that provide them with the right to elect one member each to the DTCC board of directors. Access to the DTC system is available to entities, such as banks, brokers, dealers and trust companies, that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to an agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of Shares of each Fund of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to Shares of any Fund at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Units

General.    ETFs, such as the Funds, do not sell or redeem individual shares, but rather generally issue and redeem their shares in primary market transactions through a creation and redemption mechanism. Financial entities known as “Authorized Participants” (as defined below) have contractual arrangements with an ETF or one of the ETF’s service providers purchase and redeem an ETF’s shares directly with the ETF in large blocks of shares known as “Creation Units.” Prior to start of trading on every business day, an ETF publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the ETF’s shares. An authorized participant that wishes to effectuate a creation of an ETF’s shares deposits with the ETF a “basket” of securities, cash or other assets identified by the ETF that day, and then receives the Creation Unit of the ETF’s shares in return for those assets. After purchasing a Creation Unit, the authorized participant may continue to hold an ETF’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of an ETF’s shares for a basket of securities and other assets. The combination of the creation and redemption process with secondary market trading in Fund shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the ETF’s shares at or close to the NAV per share of such ETF.

Authorized Participants.    An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC that has a written agreement with the Funds or one of the Funds’ service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units (a “Participant Agreement”). Orders to purchase Creation Units must be delivered through an Authorized Participant that has executed a Participant Agreement and must comply with the applicable provisions of such Participant Agreement. Investors wishing to purchase or sell shares generally do so on an exchange. Institutional investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

Business Day.    A “Business Day” is generally any day on which the New York Stock Exchange (“NYSE”), the Exchange and the Trust are open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The “Transmittal Date” is any Business Day on which an order to purchase or redeem Creation Units is received in proper form.

Basket Composition and Custom Baskets.    Rule 6c-11(c)(3) under of the 1940 Act requires an ETF relying on the exemptions offered by Rule 6c-11 to adopt and implement written policies and procedures governing the construction of baskets and the process that the ETF will use for the acceptance of baskets. In general, in connection with the construction and acceptance of baskets, the Adviser may consider various factors, including, but not limited to: (1) whether the securities, assets and other positions comprising a basket are consistent with the ETF’s investment objective(s), policies and disclosure; (2) whether the securities, assets and other positions can legally and readily be acquired, transferred and held by the ETF and/or Authorized Participant(s), as applicable; (3) whether to utilize cash, either in lieu of securities or other instruments or as a cash balancing amount; and (4) in the case of an ETF that tracks an index, whether the securities, assets and other positions aid index tracking. Each Fund currently intends to effect creations and redemptions only to and from broker-dealers and large institutional investors that have entered into participation agreements, as described further below. The Funds may effect creations and redemptions for in-kind securities or for cash, rather than in-kind securities. Creation Units are sold at their NAV plus a transaction fee.

Each Fund may utilize a “pro-rata basket” or a “custom basket” in reliance on Rule 6c-11. A pro-rata basket is a basket that is a pro rata representation of the ETF’s portfolio holdings. When utilizing a pro-rata basket, minor deviations may occur when it is not operationally feasible to include a particular instrument within the basket, except to the extent that the Fund utilized different baskets in transactions on the same Business Day. Rule 6c-11 defines “custom baskets” to include two categories of baskets. First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of the ETF’s portfolio holdings; (ii) a representative sampling of an ETF’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of an ETF’s securities market index, if applicable. Second, if different baskets are used in transactions on the same Business Day, each basket after the initial basket would constitute a custom basket. For example, if an ETF exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if an ETF substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket. The Adviser’s Rule 6c-11 Committee defines any deviation from a pro-rata basket to be a “custom basket.”

An ETF and its shareholders may benefit from the flexibility afforded by custom baskets under a variety of circumstances. Generally, the usage of custom baskets may reduce costs, improve trading and increase efficiency. ETFs may be able to avoid transaction costs and adverse tax consequences when utilizing custom baskets because it provides a way for the ETF to add, remove, and re-weight portfolio securities without transacting in the market. Rule 6c-11 provides an ETF with flexibility to use “custom baskets” if the ETF has adopted written policies and procedures that: (1) set forth detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the ETF and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (2) specify the titles or roles of employees of the ETF’s investment advisor who are required to review each custom basket for compliance with those parameters.

Historically, the use of baskets that do not correspond pro-rata to an ETF’s portfolio holdings created concern that the Authorized Participant could take advantage of its relationship with an ETF and pressure an ETF to construct a basket that favors the Authorized Participant to the detriment of such ETF’s shareholders. For example, because ETFs rely on Authorized Participants to maintain the secondary market by promoting an effective arbitrage mechanism, an Authorized Participant holding less liquid or less desirable securities potentially could pressure an ETF into accepting those securities in its basket in exchange for liquid ETF shares (i.e., dumping). An Authorized Participant also could pressure the ETF into including in its basket certain desirable securities in exchange for ETF shares tendered for redemption (i.e., cherry-picking). In either case, the ETF’s other investors would be disadvantaged and would be left holding shares of an ETF with a less liquid or less desirable portfolio of securities. In accordance with Rule 6c-11, the Adviser has adopted policies and procedures designed to mitigate concerns that an Authorized Participant could unduly influence a Fund to construct a basket that favors an Authorized Participant to the detriment of such Fund’s shareholders, but there is no guarantee that these policies and procedures will be effective.

Basket Dissemination.    Basket files are published for consumption through the NSCC, a subsidiary of Depository Trust & Clearing Corporation, and can be utilized for pricing, creations, redemptions, rebalancing and custom scenarios. In most instances, pro-rata baskets are calculated and supplied by the ETF’s custodial bank based on ETF holdings, whereas non-pro rata, custom and forward-looking pro-rata baskets are calculated by the fund’s investment adviser and disseminated by the ETF’s custodial bank through the NSCC process.

Placement of Creation or Redemption Orders.    All orders to purchase or redeem Creation Units are to be governed according to the applicable Participant Agreement that each Authorized Participant has executed. Except as set forth below, all orders to purchase or redeem Creation Units must be received by the transfer agent in the proper form required by the Participant Agreement no later than the closing time of the regular trading session of the NYSE (ordinarily 4:00 p.m. Eastern Time) on each day the NYSE is open for business (the “Closing Time”) in order for the purchase or redemption of Creation Units to be effected based on the NAV of shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of a redemption order, such order must also be accompanied or followed by the requisite number of shares of a Fund specified in such order, which delivery must be made through DTC to the transfer agent. All shares of the Funds, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

At its discretion, the Fund may require an Authorized Participant to submit orders to purchase or redeem Creation Units earlier in the day. A Fund, or the Distributor on behalf of such Fund, will provide Authorized Participants with prior notice of any such deadline. Purchase or redemption orders of Creation Units received by the transfer agent after the applicable deadline will not be accepted by a Fund.

The delivery of Creation Units properly created will occur no later than the first Business Day following the day on which the purchase order is deemed received (“T+1”). The requisite Cash Redemption Amount (as defined below) for an order properly submitted to redeem Creation Units will ordinarily be transferred no later than T+1.

Purchase and Issuance of Creation Units.    The consideration for the purchase of a Creation Unit of shares of a Fund may consist of the in-kind deposit of a designated portfolio of securities and other instruments (the “Deposit Instruments”) and an amount of cash computed as described below (the “Cash Component”). Together, the Deposit Instruments (and/or any cash with respect to cash purchases and cash-in-lieu amounts) and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of such Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the “Deposit Amount” (an amount equal to the aggregate market value of the Deposit Instruments and/or cash in lieu of all or a portion of the Deposit Instruments). The Cash Component is an amount equal to the difference between the NAV of a Fund’s shares (per Creation Unit) and the Deposit Amount. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the Deposit Amount), the creator will receive the Cash Component.

A Creation Unit will generally not be issued until the transfer of good title to the applicable Fund of the Deposit Instruments and the payment of the Cash Component, the “Creation Transaction Fee” (as defined below) and any other required cash amounts have been completed. To the extent contemplated by the applicable Participant Agreement, Creation Units of a Fund will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Instruments as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 105% which Innovator may change from time to time of the value of the missing Deposit Instruments. Such cash collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date. The Participant Agreement will permit a Fund to use such collateral to buy the missing Deposit Instruments at any time and will subject the Authorized Participant to liability for any shortfall between the cost to such Fund of purchasing such securities and the value of the collateral.

Redemption of Fund Shares in Creation Units.    Beneficial Owners of shares of the Funds may sell their shares in the secondary market, but must accumulate enough shares to constitute a Creation Unit to redeem through a Fund. The Funds will not redeem shares in amounts less than Creation Units and there can be no assurance that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur customary brokerage and other costs in connection with assembling a sufficient number of a Fund’s shares to constitute a redeemable Creation Unit. Redemption requests must be placed by or through an Authorized Participant. Creation Units will be redeemable at their NAV per Creation Unit next determined after receipt of a request for redemption by the Funds. To the extent contemplated by a Participant Agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Funds’ transfer agent, the transfer agent will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 105%, which Innovator may change from time to time, of the value of the missing shares.

Delivery of Redemption Proceeds.    Deliveries of securities to Authorized Participants in connection with redemption orders are generally expected to be made within two Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for a Fund may take longer than two Business Days after the day on which the redemption request is received in proper form. Section 22(e) of the 1940 Act generally prohibits a registered open-end management investment company from postponing the date of satisfaction of redemption requests for more than seven days after the tender of a security for redemption. This prohibition can cause operational difficulties for ETFs that hold foreign investments and exchange in-kind baskets for Creation Units. For example, local market delivery cycles for transferring foreign investments to redeeming investors, together with local market holiday schedules, can sometimes require a delivery process in excess of seven days. Rule 6c-11 grants relief from Section 22(e) to permit an ETF to delay satisfaction of a redemption request for more than seven days if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants, or the combination thereof prevents timely delivery of the foreign investment included in the ETF’s basket. Under this exemption, an ETF must deliver foreign investments as soon as practicable, but in no event later than 15 days after the tender to the ETF. The exemption therefore will permit a delay only to the extent that additional time for settlement is actually required, when a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming authorized participants prevents timely delivery of the foreign investment included in the ETF’s basket. If a foreign investment settles in less than 15 days, Rule 6c-11 requires an ETF to deliver it pursuant to the standard settlement time of the local market where the investment trades. Rule 6c-11 defines “foreign investment” as any security, asset or other position of the ETF issued by a foreign issuer (as defined by Rule 3b-4 under the 1934 Act), and that is traded on a trading market outside of the United States. This definition is not limited to “foreign securities,” but also includes other investments that may not be considered securities. Although these other investments may not be securities, they may present the same challenges for timely settlement as foreign securities if they are transferred in kind.

The redemption proceeds for a Creation Unit generally consist of the Deposit Instruments—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the net asset value of the Funds’ shares (per Creation Unit) being redeemed, as next determined after a receipt of a request in proper form, and the aggregate market value of the Deposit Instruments (the “Cash Redemption Amount”), less the applicable Redemption Transaction Fee as described below and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. In the event that the Deposit Instruments have an aggregate market value greater than the net asset value of the applicable Fund’s shares (per Creation Unit), a compensating cash payment equal to the difference plus the applicable Redemption Transaction Fee and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes, is required to be made by or through an Authorized Participant by the redeeming shareholder.

Creation Transaction Fees.    Each Fund imposes fees in connection with the purchase of Creation Units. Each Fund, or the Distributor on behalf of the Fund, will provide Authorized Participants with prior notice of such Fees. Each Fund may adjust the fee from time to time based upon actual experience. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket. Shares of a Fund may be issued in advance of receipt of all Deposit Instruments subject to various conditions including a requirement to maintain on deposit with such Fund cash at least equal to a percentage specified by the applicable Fund multiplied by the market value of the missing Deposit Instruments.

Redemption Transaction Fees.    Each Fund imposes fees in connection with the redemption of Creation Units. Each Fund, or the Distributor on behalf of the Fund, will provide the Authorized Participants with prior notice of any such fees. Each Fund may adjust the fee from time to time based upon actual experience. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Suspension of Creations.    The SEC has stated its position that an ETF generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time. The SEC has also stated that an ETF cannot set transaction fees so high as to effectively suspend the issuance of Creation Units. Each Fund reserves the right to reject a creation order transmitted to it, for any legally permissible reason, if: (i) the order is not in proper form; (ii) the purchaser or group of related purchasers, upon obtaining the Creation Units of Fund shares ordered, would own 80% or more of the currently outstanding shares of a Fund; (iii) the required consideration is not delivered; (iv)  the acceptance of the Fund Deposit would, in the opinion of a Fund, be unlawful; or (v) there exist circumstances outside the control of a Fund that make it impossible to process purchases of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting a Fund, Innovator, the Distributor, DTC, NSCC, the transfer agent, the custodian, any sub-custodian or any other participant in the purchase process; and similar extraordinary events. The transfer agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of the rejection of the order of such person. The Trust, a Fund, the transfer agent, the custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, nor shall any of them incur any liability for the failure to give any such notification.

Suspension of Redemptions.    An ETF may suspend the redemption of Creation Units only in accordance with Section 22(e) of the 1940 Act. Section 22(e) stipulates that no registered investment company shall suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable security in accordance with its terms for more than seven days after the tender of such security to the company or its agent designated for that purpose for redemption, except (1) for any period (A) during which the NYSE is closed other than customary week-end and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the investment company of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for such company fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the investment company.

Exceptions to Use of Creation Units.    Pursuant to Rule 6c-11, ETFs are permitted to sell or redeem individual shares on the day of consummation of a reorganization, merger, conversion or liquidation. Under these limited circumstances, an ETF may need to issue or redeem individual shares and may need to transact without utilizing Authorized Participants.

Determining Offering Price and Net Asset Value

The NAV of a Fund will be determined as of the close of regular trading on the NYSE (normally 4:00 p.m. E.T.) on the days specified in the Fund’s prospectus or as otherwise determined by resolution adopted by the Board (each, a “valuation day”). If the NYSE closes early on a valuation day, a Fund shall determine its NAV as of that time. Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Board has authorized the Fund and USBFS, the Fund’s accounting agent (the “Fund Accounting Agent”), to use prices provided by certain pricing service vendors (each, a “Pricing Service”). The securities held by each Fund are valued in accordance with the policies and procedures established by Innovator as the “Valuation Designee” of each Fund pursuant to Rule 2a-5 under the 1940 Act and approved by, and subject to the oversight of, the Board (the “Valuation Procedures”). If market quotations are not readily available or are not reliable, the securities or other assets of the Fund will be valued at their fair value as determined in good faith by the Valuation Designee in accordance with the Valuation Procedures.

Equity and Other Non-Fixed Income Securities and Other Assets

The following securities and other assets, for which accurate and reliable market quotations are readily available, will be valued by the Fund Accounting Agent as described:

A.        Common stocks, preferred stocks and other equity securities listed on any national exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities.

B.        Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price.

C.        Foreign equities generally are valued on the basis of quotations from the primary markets in which they are traded and are translated from the local currencies into U.S. dollars using current exchange rates provided by the Independent Approved Pricing Service. Foreign equities traded on more than one securities exchange are valued at the last sale price on the day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

D.        Exchange-traded options (other than FLEX Options) and futures contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be valued at their fair value as determined by the Valuation Designee in accordance with the Valuation Procedures.

E.        Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a Pricing Service or by certain independent dealers in such contracts.

F.         Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities in accordance with the methods outlined in subsection A above.

G.        FLEX Options listed on an exchange (e.g., Cboe) will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Fund’s option has a same-day market trade price, this same-day market trade price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Sub-Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s NAV. If either pricing vendor is not available to provide a model price for that day, the value of a FLEX Option will be determined by Innovator as Valuation Designee in accordance with the Valuation Procedures. In instances where in the same trading day a particular FLEX Option is both represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or redemption unit), for valuation purposes that trading day the Fund will default to use the trade price for both instances, rather than using the model price otherwise available for the in-kind transaction.

The Fund Accounting Agent will obtain all market quotations used in valuing securities in accordance with subsection A and G above from a Pricing Service. If no quotation can be obtained from a Pricing Service, then the Fund Accounting Agent will contact Innovator. Innovator is responsible for establishing valuation of portfolio securities and other instruments held by a Fund in accordance with the Valuation Procedures. Innovator will then attempt to obtain one or more broker quotes for the security daily and will value the security accordingly.

If no quotation is available from either a Pricing Service, or one or more brokers, or if Innovator has reason to question the reliability or accuracy of a quotation supplied, Innovator must determine if a “fair value” of such portfolio security must be provided by Innovator pursuant to the Valuation Procedures.

Fixed Income Securities, Swaps and Other Instruments

Subject to the special pricing situations set forth below, the following securities will be valued by the Fund Accounting Agent as follows:

A.        Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a Pricing Service.

B.        Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided Innovator has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

a.         the credit conditions in the relevant market and changes thereto;

b.         the liquidity conditions in the relevant market and changes thereto;

c.         the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

d.        issuer-specific conditions (such as significant credit deterioration); and

e.         any other market-based data Innovator considers relevant. In this regard, Innovator may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

C.        Repurchase agreements will be valued as follows: Overnight repurchase agreements will be valued at cost. Term repurchase agreements (i.e., those whose maturity exceeds seven days) will be valued by Innovator at the average of the bid quotations obtained daily from at least two recognized dealers.

The Fund Accounting Agent will obtain all pricing data for use in valuing securities in accordance with subsections A through C, as applicable, above from a Pricing Service or, if no price is available from a Pricing Service, then the Fund Accounting Agent will contact Innovator, which will attempt to obtain one or more broker quotes from the selling dealer or financial institution for the security daily and will value the security accordingly. If Innovator has reason to question the accuracy or reliability of a price supplied or the use of the amortized cost methodology, Innovator must determine if a “fair value” of such portfolio security must be provided by Innovator pursuant to the Valuation Procedures. From time to time, Innovator will request that the Fund Accounting Agent submit price challenges to a Pricing Service, usually in response to any updated broker prices received.

Special Pricing Situations

If no quotation is available from either a Pricing Service or one or more brokers or if Innovator, as Valuation Designee, has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by a Fund for which reliable market quotations are not readily available will be determined by Innovator in accordance with the Valuation Procedures in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair valuation of a fixed-income security will be based on the consideration of all available information, including, but not limited to, the following: (a) the fundamental business data relating to the issuer, or economic data relating to the country of issue; (b) an evaluation of the forces which influence the market in which these securities are purchased and sold; (c) the type, size and cost of the security; (d) the financial statements of the issuer, or the financial condition of the country of issue; (e) the credit quality and cash flow of the issuer, or country of issue, based on the portfolio manager’s or external analysis; (f) the information as to any transactions in or offers for the security; (g) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies; (h) the coupon payments, yield data/cash flow data; (i) the quality, value and salability of collateral, if any, securing the security; (j) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s management (for corporate debt only); (k) the economic, political and social prospects/developments of the country of issue and the assessment of the country’s governmental leaders/officials (for sovereign debt only); (l) the prospects for the issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and (m) other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following: (a) the type of security; (b) the size of the holding; (c) the initial cost of the security; (d) transactions in comparable securities; (e) price quotes from dealers and/or pricing services; (f) relationships among various securities; (g) information obtained by contacting the issuer, analysts, or the appropriate stock exchange; (h) an analysis of the issuer’s financial statements; and (i) the existence of merger proposals or tender offers that might affect the value of the security.

If the equity security in question is a foreign security, the following additional information may be considered: (j) the country’s or geographic region’s political and economic environment; (k) the value of similar foreign securities traded on other foreign markets; (l) ADR and GDR trading of similar securities; (m) closed-end fund trading of similar securities; (n) foreign currency exchange activity; (o) the trading prices of financial products that are tied to baskets of foreign securities; (p) factors relating to the event that precipitated the pricing problem; (q) whether the event is likely to recur; and (r) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by Innovator in accordance with the Valuation Procedures. The portfolio manager(s) will notify Innovator of the existence of a restricted security in a Fund’s portfolio and will present to Innovator a recommendation as to the initial and continuing valuation of such security. Innovator will then determine the fair value of such restricted security.

Foreign Market Closures

If events materially affecting the value of foreign securities occur on a day on which a foreign market is closed, but the U.S. markets are open, such securities may be fair valued. may be fair valued.

Distributions and Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of a Fund. This section is current as of the date of the SAI. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Funds. This summary may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

Each Fund intends to continue to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, a Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of a Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which a Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by a Fund.

As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If a Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, a Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Subject to certain reasonable cause and de minimis exceptions, if a Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

Distributions

Dividends paid out of a Fund’s investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional Shares.

Income from a Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to net investment income if the taxpayer’s adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from a Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by a Fund from certain domestic corporations may be reported by the Fund as being eligible for the dividends received deduction.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. An election may be available to shareholders to defer recognition of the gain attributable to a capital gain dividend if they make certain qualifying investments within a limited time. Shareholders should talk to their tax advisor about the availability of this deferral election and its requirements. The Fund’s positions in FLEX Options may reduce the amount of long-term capital gains, and, thus, reduce the amount of distributions eligible to be capital gain dividends. Shareholders receiving distributions in the form of additional Shares, rather than cash, generally will have a tax basis in each such Share equal to the value of a Share of a Fund on the reinvestment date. A distribution of an amount in excess of a Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her Shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Shares will receive a report as to the value of those Shares.

Sale or Exchange of Fund Shares

Upon the sale or other disposition of Shares of a Fund, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder’s holding period for the Shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if the Shares have been held for more than one year. An election may be available to shareholders to defer recognition of capital gain if they make certain qualifying investments within a limited time. Shareholders should talk to their tax advisor about the availability of this deferral election and its requirements.

Any loss realized on a sale or exchange will be disallowed to the extent that Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of Shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Shares.

Taxes on Purchase and Redemption of Creation Units

If a shareholder exchanges securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder’s aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of the FLEX Options

A Fund’s investments in offsetting positions with respect to, as applicable, the Reference Asset, may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Funds are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Funds, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if a Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a Fund that did not engage in such transactions.

The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Funds do not believe that the positions held by the Funds will be subject to Section 1256, which means that the positions will not be marked to market, but the positions may be subject to the straddle rules.

Nature of Fund’s Investments

Certain of the Funds’ investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause a Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions.

Futures Contracts and Options

The Funds’ transactions in futures contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a Fund (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to a Fund and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the distribution requirements for avoiding excise taxes.

Backup Withholding

A Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Shareholders

U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (“non-U.S. shareholder”) depends on whether the income of a Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are “financial institutions” may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury. For these purposes, a “financial institution” means any entity that (i) accepts deposits in the ordinary course of a banking or similar business, (ii) holds financial assets for the account of others as a substantial portion of its business, or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Distributions to non-financial non-U.S. entities (other than publicly traded foreign entities, entities owned by residents of U.S. possessions, foreign governments, international organizations, or foreign central banks) will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner.   This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Income Not Effectively Connected.    If the income from a Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by a Fund which are properly reported by the Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s Shares of a Fund in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

In addition, capital gain distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the non-U.S. shareholder to file a United States tax return.

Distributions from a Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. shareholders, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Income Effectively Connected.    If the income from a Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains and any gains realized upon the sale or exchange of Shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

Capital Loss Carry-Forward

Net capital losses of a Fund may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. To the extent that these loss carry-forwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. A Fund is subject to certain limitations, under U.S. tax rules, on the use of capital loss carry-forwards and net unrealized built-in losses. These limitations generally apply when there has been a 50% change in ownership. As of October 31, 2024, for federal income tax purposes, each Fund had capital loss carryforwards available to offset future capital gains for an unlimited period as indicated in the table below.

Fund	Indefinite Short-Term	Indefinite Long-Term
Innovator Premium Income 20 Barrier ETF™ – January	—	—
Innovator Premium Income 30 Barrier ETF™ – January	—	—
Innovator Premium Income 15 Buffer ETF™ – January	$23,312	—
Innovator Premium Income 10 Barrier ETF™ – April	—	—
Innovator Premium Income 20 Barrier ETF™ – April	—	—
Innovator Premium Income 30 Barrier ETF™ – April	—	—
Innovator Premium Income 40 Barrier ETF™ – April	—	—

Fund	Indefinite Short-Term	Indefinite Long-Term
Innovator Premium Income 9 Buffer ETF™ – April	$2	—
Innovator Premium Income 15 Buffer ETF™ – April	—	—
Innovator Premium Income 10 Barrier ETF™ – July	—	—
Innovator Premium Income 20 Barrier ETF™ – July	—	—
Innovator Premium Income 30 Barrier ETF™ – July	—	—
Innovator Premium Income 40 Barrier ETF™ – July	—	—
Innovator Premium Income 9 Buffer ETF™ – July	—	—
Innovator Premium Income 15 Buffer ETF™ – July	—	—
Innovator Premium Income 10 Barrier ETF™ – October	—	—
Innovator Premium Income 20 Barrier ETF™ – October	—	—
Innovator Premium Income 30 Barrier ETF™ – October	—	—
Innovator Premium Income 40 Barrier ETF™ – October	—	—
Innovator Premium Income 9 Buffer ETF™ – October	—	—
Innovator Premium Income 15 Buffer ETF™ – October	$4,415	—

Other Taxation

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

Performance Information

To obtain a Fund’s most current performance information, please call (800) 208-5212 or visit the Funds’ website at www.innovatoretfs.com. From time to time, a Fund’s performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders. Performance quotations represent a Fund’s past performance and should not be considered as representative of future results. Each Fund will calculate its performance in accordance with the requirements of the rules and regulations under the 1940 Act, as they may be revised from time to time.

Financial Statements

The audited financial statements for each Fund’s most recent fiscal year appear in the Funds’ Form N-CSR dated October 31, 2024. The financial statements from the Form N-CSR and notes thereto are incorporated herein by reference. The Form N-CSR is available without charge by calling (800) 208-5212 or by visiting the SEC’s website at http://www.sec.gov.

Control Persons and Principal Holders of Shares

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control. The table set forth below shows the percentage ownership of each person or “group” (as that term is used in Section 13(d) of the Securities Exchange Act of 1934, as amended) who, as of February 3, 2025, owned of record, or is known by the Trust to have owned of record or beneficially, 5% or more of the Shares of a Fund.

Innovator Premium Income 20 Barrier ETF™ – January
Shareholders Name and Address	Percentage
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	58.14%
National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310-1995	17.23%
BOFA Securities, Inc. 4804 Deer Lake Dr. E Jacksonville, Florida 32246	13.70%
Pershing LLC 1 Pershing Plaza Jersey City, New Jersey 07399-0002	5.62%
Innovator Premium Income 30 Barrier ETF™ – January
Shareholders Name and Address	Percentage
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	67.91%
National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310-1995	11.57%
Pershing LLC 1 Pershing Plaza Jersey City, New Jersey 07399-0002	5.57%
Innovator Premium Income 15 Buffer ETF™ – January
Shareholders Name and Address	Percentage
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	59.45%
Pershing LLC 1 Pershing Plaza Jersey City, New Jersey 07399-0002	28.29%
BOFA Securities, Inc. 4804 Deer Lake Dr. E Jacksonville, Florida 32246	6.12%
National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310-1995	5.34%

Innovator Premium Income 10 Barrier ETF™ – April
Shareholders Name and Address	Percentage
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	68.96%
National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310-1995	11.08%
Goldman Sachs & Co. LLC 30 Hudson Street Jersey City, New Jersey 07302	7.79%
BOFA Securities, Inc. 4804 Deer Lake Dr. E Jacksonville, Florida 32246	6.87%
Innovator Premium Income 20 Barrier ETF™ – April
Shareholders Name and Address	Percentage
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	68.48%
National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310-1995	12.18%
Goldman Sachs & Co. LLC 30 Hudson Street Jersey City, New Jersey 07302	5.73%
Innovator Premium Income 30 Barrier ETF™ – April
Shareholders Name and Address	Percentage
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	62.63%
National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310-1995	13.88%
Pershing LLC 1 Pershing Plaza Jersey City, New Jersey 07399-0002	9.72%
Goldman Sachs & Co. LLC 30 Hudson Street Jersey City, New Jersey 07302	5.34%
Innovator Premium Income 40 Barrier ETF™ – April
Shareholders Name and Address	Percentage
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	77.71%
Goldman Sachs & Co. LLC 30 Hudson Street Jersey City, New Jersey 07302	10.28%

Innovator Premium Income 9 Buffer ETF™ – April
Shareholders Name and Address	Percentage
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	29.30%
Goldman Sachs & Co. LLC 30 Hudson Street Jersey City, New Jersey 07302	22.47%
Pershing LLC 1 Pershing Plaza Jersey City, New Jersey 07399-0002	18.92%
SEI Private Trust Company/C/O GWP One Freedom Valley Drive Oaks, PA 19456	9.57%
BOFA Securities, Inc. 4804 Deer Lake Dr. E Jacksonville, Florida 32246	6.82%
Barclays Capital Inc. Equinix NY4 Data Center, 755 Secaucus Road Secaucus, New Jersey 07094	5.86%
Innovator Premium Income 15 Buffer ETF™ – April
Shareholders Name and Address	Percentage
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	75.43%
National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310-1995	14.40%
Pershing LLC 1 Pershing Plaza Jersey City, New Jersey 07399-0002	5.47%
Innovator Premium Income 10 Barrier ETF™ – July
Shareholders Name and Address	Percentage
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	45.45%
National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310-1995	20.68%
Wells Fargo Clearing Services LLC 2801 Market Street St. Louis, Missouri 63103-2523	14.38%
Goldman Sachs & Co. LLC 30 Hudson Street Jersey City, New Jersey 07302	8.41%

Innovator Premium Income 20 Barrier ETF™ – July
Shareholders Name and Address	Percentage
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	43.66%
Pershing LLC 1 Pershing Plaza Jersey City, New Jersey 07399-0002	20.39%
National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310-1995	14.30%
Goldman Sachs & Co. LLC 30 Hudson Street Jersey City, New Jersey 07302	5.91%
Innovator Premium Income 30 Barrier ETF™ – July
Shareholders Name and Address	Percentage
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	46.11%
Pershing LLC 1 Pershing Plaza Jersey City, New Jersey 07399-0002	15.82%
National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310-1995	15.55%
Wells Fargo Clearing Services LLC 2801 Market Street St. Louis, Missouri 63103-2523	5.41%
Innovator Premium Income 40 Barrier ETF™ – July
Shareholders Name and Address	Percentage
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	57.32%
Goldman Sachs & Co. LLC 30 Hudson Street Jersey City, New Jersey 07302	20.57%
National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310-1995	16.33%
Innovator Premium Income 9 Buffer ETF™ – July
Shareholders Name and Address	Percentage
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	58.88%
Goldman Sachs & Co. LLC 30 Hudson Street Jersey City, New Jersey 07302	32.27%

Innovator Premium Income 15 Buffer ETF™ – July
Shareholders Name and Address	Percentage
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	64.47%
National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310-1995	23.81%
Goldman Sachs & Co. LLC 30 Hudson Street Jersey City, New Jersey 07302	11.03%
Innovator Premium Income 10 Barrier ETF™ – October
Shareholders Name and Address	Percentage
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	54.67%
Goldman Sachs & Co. LLC 30 Hudson Street Jersey City, New Jersey 07302	22.44%
Wells Fargo Clearing Services LLC 2801 Market Street St. Louis, Missouri 63103-2523	7.63%
National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310-1995	6.79%
BOFA Securities, Inc. 4804 Deer Lake Dr. E Jacksonville, Florida 32246	5.42%
Innovator Premium Income 20 Barrier ETF™ – October
Shareholders Name and Address	Percentage
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	46.00%
National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310-1995	26.98%
Axos Clearing LLC P.O Box 6503 Englewood, CO 80155	10.95%
Interactive Brokers LLC/Retail Two Pickwick Plaza Greenwich, CT 06830	6.22%
Innovator Premium Income 30 Barrier ETF™ – October
Shareholders Name and Address	Percentage
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	45.66%
National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310-1995	25.21%
Axos Clearing LLC P.O Box 6503 Englewood, CO 80155	17.17%

Innovator Premium Income 40 Barrier ETF™ – October
Shareholders Name and Address	Percentage
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	91.74%
National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310-1995	5.42%
Innovator Premium Income 9 Buffer ETF™ – October
Shareholders Name and Address	Percentage
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	65.81%
Pershing LLC 1 Pershing Plaza Jersey City, New Jersey 07399-0002	27.66%
Innovator Premium Income 15 Buffer ETF™ – October
Shareholders Name and Address	Percentage
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	85.99%
Pershing LLC 1 Pershing Plaza Jersey City, New Jersey 07399-0002	5.54%

Exhibit A – Proxy Voting Guidelines

Egan-Jones Proxy Services Standard Proxy Voting Principles and Guidelines

Egan-Jones Proxy Voting Principles

Introduction

Our Proxy Voting Principles serve as the background for our Proxy Voting Guidelines, which, in turn, act as general guidelines for the specific recommendations that we make with respect to proxy voting. It is important to recognize that such principles are not intended to dictate but guide. Certain of the principles may be inappropriate for a given Company, or in a given situation. Additionally, the principles are evolving and should be viewed in that light. Our principles are and will be influenced by current and forthcoming legislation, rules and regulations, and stock exchange rules. Examples include:

• the Sarbanes-Oxley Act of 2002 and implementing rules promulgated by the U.S. Securities & Exchange Commission

• revised corporate governance listing standards of the New York Stock Exchange and resulting SEC rules

• corporate governance reforms and subsequent proposed rule filings made with the SEC by The NASDAQ Stock Market, Inc. and resulting SEC rules

In general:

• Directors should be accountable to shareholders, and management should be accountable to directors.

• Information on the Company supplied to shareholders should be transparent.

• Shareholders should be treated fairly and equitably according to the principle of one share, one vote.

Principles

A.    Director independence

It is our view that:

• A two-thirds majority of the board should be comprised of independent directors.

• Independent directors should meet alone at regularly scheduled meetings, no less frequently than semi-annually, without the Chief Executive Officer or other non-independent directors present.

• When the Chairman of the Board also serves as the Company’s Chief Executive Officer, the board should designate one independent director to act as a leader to coordinate the activities of the other independent directors.

• Committees of the board dealing with the following responsibilities should consist only of independent directors: audit, compensation, nomination of directors, corporate governance, and compliance.

• No director should serve as a consultant or service provider to the Company.

• Director compensation should be a combination of cash and stock in the Company, with stock constituting a significant component.

In our opinion, an independent director, by definition, has no material relationship with the Company other than his or her directorship. This avoids the potential for conflict of interest. Specifically such director:

• should not have been employed by the Company or an affiliate within the previous five years.

• should not be an immediate family member of an individual who is, or at any time during the past five years was, employed by the Company as an executive officer.

• should not be the founder of the Company.

• should not be a director of the Company serving in an ex officio capacity.

• should not be a member of the Company’s Board of Directors for 10 years or more, however, a director who is a diverse nominee may be exempted from this rule on the case-by-case basis. Furthermore, a nominee whose tenure on the Board hasn’t reached 10 years by the date of the meeting or up to 90 days after and provided the Company discloses exact appointment date, will be exempted from this rule.

• should have no services contract regarding such matters as aircraft rental contract, real property lease or similar contract with the Company or affiliate, or with a member of the Company’s senior management or provide legal or consulting services to the Company within the previous three years.

• should not be employed by a public company at which an executive officer of the Company serves as a director, and thereby be part of an interlocking relationship.

• should not be a member of the immediate family (spouse, parents, children, siblings, mothers and fathers-in-law, sons and daughters-in-law, brothers and sisters-in-law, and anyone other than domestic employees who share such person’s home) of any director described above.

• a director who receives, or whose immediate family member receives, more than $120,000 per year in direct compensation (base salary plus cash bonus) from the Company, other than director and committee fees and pension or other forms of deferred compensation for prior service (provided such compensation is not contingent in any way on continued service), is not independent until three years after he or she ceases to receive more than $120,000 per year in such compensation.

• a director who is an executive officer or an employee, or whose immediate family member is an executive officer, of another company (other than a utility) or non-profit organization that makes payments to, or receives payments from, the Company for property or services in an amount which, in any single fiscal year, exceeds the greater of $1 million, or 2% of the recipient company’s consolidated gross revenues, is not “independent” until three years after falling below such threshold. However, the existence of a credit agreement between a bank and the Company shall not affect the independence of a director who is an executive of that bank within the previous three years.

Alternate members of key committees will be subject to the same independence criteria as regular members.

B.    Board operating procedures

• The board should adopt a written statement of its governance principles, and regularly re-evaluate them.

• Independent directors should establish performance criteria and compensation incentives for the Chief Executive Officer, and regularly review his or her performance against such criteria. Such criteria should align the interests of the CEO with those of shareholders, and evaluate the CEO against peer groups.

• The independent directors should be provided access to professional advisers of their own choice, independent of management.

• The board should have a CEO succession plan, and receive periodic reports from management on the development of other members of senior management.

• Directors should have access to senior management through a designated liaison person.

• The board should periodically review its own size, and determine a set number of directors between 5 and 15, instead of a range.

C.    Requirements for individual directors We recommend that:

• The board should provide guidelines for directors serving on several Boards addressing competing commitments.

• The board should establish performance criteria for itself and for individual directors regarding director attendance, preparedness, and participation at meetings of the board and of committees of the board, and directors should perform satisfactorily in accordance with such criteria in order to be re-nominated.

D.    Shareholder rights

• A simple majority of shareholders should be able to amend the Company’s bylaws, call special meetings, or act by written consent.

• “Greenmail” should be prohibited.

• Shareholder approval should be required to enact or amend a “poison pill” (i.e., “shareholder rights”) plan

• Directors should be elected annually.

• The board should ordinarily implement a shareholder proposal that is approved by a majority of proxy votes.

• Shareholders should have effective access to the director nomination process

Egan-Jones Proxy Voting Guidelines

Consistent with the above-listed principles, the proxy voting guidelines outlined below are written to guide the specific recommendations that we make to our clients. Ordinarily, we do not recommend that clients ABSTAIN on votes; rather, we recommend that they vote FOR or AGAINST proposals (or, in the case of election of directors, that they vote FOR ALL nominees, AGAINST the nominees, or that they WITHHOLD votes for certain nominees). In the latter instance, the recommendation on our report takes the form ALL, EXCEPT FOR and lists the nominees from whom votes should be withheld.

Whether or not the guideline below indicates “case-by-case basis,” every case is examined to ensure that the recommendation is appropriate.

Board of Directors

Election of Directors in Uncontested Elections

Case-by-case basis, examining composition of board and key board committees, attendance history, corporate governance provisions and takeover activity, long-term company financial performance relative to a market index, directors’ investment in the Company, etc.

WITHHOLD votes from nominees who:

• are affiliated outside directors and sit on the Audit, Compensation, or Nominating committees.

• are inside directors and sit on the Audit, Compensation, or Nominating committees.

• are inside directors and the Company does not have Audit, Compensation, or Nominating committees.

• are identified as not independent by the Company and sit on the Audit, Compensation, or Nominating committees.

• attend less than 75 percent of the board and committee meetings. Participation by phone is acceptable.

• ignore a shareholder proposal that is approved by a majority of the shares outstanding.

• ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years.

• fail to act on takeover offers where the majority of the shareholders have tendered their shares.

• implement or renew a “dead-hand” or modified “dead-hand” poison pill.

• sit on more than five other public boards.

• serve as both Chairmen of the Board and CEOs and the Company receives a poor Board Score.

• serve as CEOs and hold more than one outside public directorship^.

• serve as Chairmen of the Board and hold more than one outside public directorship^.

• sit on the existing board, which has failed to respond adequately to a say-on-pay vote in which the majority of votes cast voted AGAINST.

• sit on the existing board, which has implemented a less frequent say-on-pay vote than the frequency option which received a majority of votes cast in the previous frequency vote.

^ CEO/CHAIRMAN over-boarding exemption

If CEO or Chairman of the Company holds more than one other public company directorship, but one of these companies is a SPAC, he/she will be exempted from the Egan-Jones over-boarding rule.

Underperforming Board Policy

WITHHOLD votes from Compensation Committee members in cases when the Company obtains a questionable result on the Egan-Jones Compensation Score.*

*Recommendation is based on available data and subject to the analysts’ discretion to override in cases when a nominee has served as a member of the Compensation Committee for less than 6 months.

WITHHOLD votes from Compensation Committee members in cases when the Company’s Compensation Plans (Cash Bonus Plan or Stock Option Plan) receive an AGAINST recommendation from Egan-Jones.

WITHHOLD votes from Chairman of the Board in cases when the Company obtains the lowest score of Needs Attention on the Cyber Security Risk Score.**

**Recommendation is based on available data and subject to the analysts’ discretion to override in cases when the Chairman has served in this capacity for less than 6 months.

WITHHOLD votes from Compensation Committee members due to insufficient disclosure on executive compensation.***

***Including cases when the Company has no employees or none of the executive officers are compensated by the Company and no management fees have been provided.

WITHHOLD votes from Chairman of the Nominating Committee when there are no women, ethnically or racially diverse directors on the Board.

WITHHOLD from the Board Chair if the company or its board adopted a classified board structure or supermajority vote requirements to amend the bylaws or charter.

Board Accountability

Case-by-case basis for the following:

• Evidence or belief of failure of the board to properly account and prepare for risk (i.e. carbon or cyber issues)

• A low board score, coupled with poor performance

• Legal or ethical problems in the Company or its management

In cases in which the Company has engaged in the practice commonly referred to as “options backdating,” Egan-Jones may recommend that votes be withheld from nominees serving on the Company’s compensation committee, the Company’s entire board of directors, and/or its chief executive officer. Such recommendations will be made on a case-by-case basis, taking into consideration such matters as intent of the individuals involved, scope and timing of the practice, significance of financial restatement required, and corrective action taken.

Furthermore, we may recommend withholding votes from either members of the Company’s compensation committee, its entire board of directors and/or its chief executive officer where the Company has engaged in what we judge to be other unsatisfactory compensation practices. Considerations may include such factors as “pay-for-failure” executive severance provisions, change-in-control payments which are either excessive or which are not tied to loss of job or significant reduction in duties, excessive executive perquisites, unjustified changes in the performance standards applied to performance-based compensation, and executive compensation out of proportion to performance of the Company.

FOR shareholder proposals calling for the Company to name as directors only those who receive a majority of shareholder votes.

Separating Chairman and CEO

FOR shareholder proposals requiring that positions of Chairman and CEO be held separately.

Independent Directors

FOR shareholder proposals asking that a two-thirds majority of directors be independent.

FOR shareholder proposals asking that the board’s Audit, Compensation, and/or Nominating committees be composed exclusively of independent directors.

FOR shareholder proposals that the Chairman OR lead director be independent.

Stock Ownership Requirements

AGAINST shareholder proposals requiring directors to own a minimum amount of the Company stock in order to qualify as a director or to remain on the board.

Term Limits

AGAINST shareholder proposals to limit tenure of outside directors.

Egan-Jones strongly encourages diversity and Board turnover without embracing the controversial and problematic approach of term limits or a retirement age. As long as a director nominee, whose tenure exceeds 10 years, is not a member of a key committee we will not recommend a vote to withhold from the nominee.

Retirement Age Limits

AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

FOR management proposals requesting the approval to remove the mandatory retirement age for directors and trustees.

AGAINST management and shareholder proposals that request placing age limit for a person to be elected or appointed as a director.

Director and Officer Indemnification and Liability

Case-by-case basis on management proposals regarding director and officer indemnification and liability, using Delaware law as the standard.

AGAINST management proposals to eliminate entirely directors and officers liability for monetary damages for violating the duty of care.

AGAINST management indemnification proposals that would expand coverage beyond legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

FOR proposals authorizing exculpation of officers only in connection with direct claims brought by stockholders, including class actions, but without eliminating monetary liability of officers for breach of fiduciary duty arising out of claims brought by the corporation itself or for derivative claims brought by stockholders in the name of the corporation.

FOR management proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if (1) the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the Company, and (2) only if the director’s legal expenses would be covered.

Charitable Contributions

AGAINST shareholder proposals regarding disclosure of charitable contributions.

Political Contributions

AGAINST shareholder proposals regarding disclosure of political contributions. FOR management proposals regarding approval of political contributions.

Lobbying Expenditures

AGAINST shareholder proposals for disclosure of lobbying expenditures.

AGAINST shareholder proposals requesting a report of climate lobbying.

AGAINST shareholder proposal requesting a third party review and report on lobbying activities alignment with position on universal health coverage.

Proxy Contests and Other Contested Elections

Election of Directors in Contested Elections

Case-by-case basis for voting for directors in contested elections, considering long-term financial performance of the target Company relative to its industry, management’s track record, background to the proxy contest, qualifications of director nominees on both slates, evaluation of what each side is offering shareholders as well as likelihood that proposed objectives and goals will be met, and stock ownership positions.

FOR plurality voting standard in contested elections.

Universal Proxy Card in a Contested Election

FOR proposals requesting that the Company require the use of a universal proxy card in contested elections.

Reimbursement of Proxy Solicitation Expenses

Case-by-case basis for shareholder proposals for reimbursement of proxy solicitation expenses. FOR reimbursing proxy solicitation expenses where EGAN-JONES recommends in favor of the dissidents.

Auditors

Ratifying Auditors

FOR management proposals to ratify appointment of independent auditor unless:

• Auditor obtains a questionable result on the Egan-Jones Auditor Score which takes into account a number of factors including but not limited to:

➢    Auditor rotation every seven years

➢    Non-audit fees exceeding 50% of total fees

➢    Significant and material disciplinary actions taken against the Company’s Auditor

• Auditor has a financial interest in or association with the Company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the Company’s financial position.

Auditor Rotation

FOR shareholders proposals asking for auditor rotation.

FOR Shareholder proposal asking to limit the auditor from providing non-audit services.

Proxy Contest Defenses

Classified Board vs. Annual Election

AGAINST management proposals to classify the board.

FOR shareholder proposals to repeal (“de-stagger”) classified boards and to elect all directors annually.

Removal of Directors

AGAINST management proposals that provide that directors may be removed only for cause.

FOR shareholder proposals to restore shareholder ability to remove directors with or without cause.

CASE-BY-CASE basis for shareholder proposal to remove a director, usually AGAINST unless there are compelling reasons to remove a director or a director does not fulfill Egan-Jones criteria examining independence, meetings attendance, other board memberships, then in such cases FOR.

AGAINST management proposals that provide that only continuing directors may elect replacements to fill board vacancies.

FOR shareholder proposals that permit shareholders to elect directors to fill board vacancies.

FOR shareholder proposals requesting multiple candidate elections.

Authorization of the Board to Fill (casual) Vacancies

FOR management proposals requesting that vacancies in the number of directors be designated as casual vacancies and that the Board of Directors be authorized to fill such vacancies as and when it deems fit. On condition that director appointed to fill such a casual vacancy shall hold office until the next annual meeting following his or her election or until his or her election or until his or her successor is elected.

Cumulative Voting

FOR management proposals to eliminate cumulative voting.

AGAINST shareholder proposals to provide for cumulative voting.

Calling Special Meetings

AGAINST management proposals to restrict or prohibit shareholder ability to call special meetings.

FOR management proposals asking to permit shareholders of record who own at least 10% of the Company’s shares, have the ability to call a special meeting.

FOR shareholder proposals to allow shareholders holding at least 10% or more of the Company’s shares, to call a special shareholder meeting regardless of length of stock ownership to the fullest extent possible, and proposals asking to give to give street name shares and non-street name shares an equal right to call for a special shareholder meeting.

Acting by Written Consent

Case by case for management proposals to restrict or prohibit shareholder ability to take action by written consent.

FOR shareholder proposals to allow or make easier shareholder action by written consent.

Altering Size of the Board

Management proposals regarding any Board size changes must require shareholder approval.

FOR management proposals to fix the size of the board as long as the number of directors is between 5 and 15.

FOR management proposals to set range of directors as long as there are not less than 5 and more than 15 directors on the board.

AGAINST management proposals that give management the ability to alter size of the board without shareholder approval.

AGAINST management proposals to allow the Board to fix number of directors without shareholder approval.

AGAINST management proposals to allow the Board to set range of directors without shareholder approval.

Case-by-case management proposals to approve unusual board size.

Virtual-only Meeting

FOR management proposals to conduct virtual-only annual meeting, considering shareholders’ rights to participate electronically as they would have during an in-person meeting.

FOR proposals asking to allow the Company to hold a virtual meeting of shareholders along with an in-person meeting at a designated location.

Quorum Requirements

FOR proposals seeking approval of a lower quorum requirement if the reduced quorum is at least one-third of shares entitled to vote, either in person or by proxy.

Tender Offer Defenses

Poison Pills

FOR shareholder proposals that ask the Company to submit its “poison pill” for shareholder ratification.

AGAINST shareholder proposal requesting the Board authorize a self-tender offer.

Case-by-case basis for shareholder proposals to redeem the Company’s existing “poison pill”.

Case-by-case basis for management proposals to ratify a “poison pill”.

Fair Price Provisions

Case-by-case basis for adopting fair price provisions, considering vote required to approve the proposed acquisition, vote required to repeal the fair price provision, and mechanism for determining the fair price.

AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail

FOR proposals to adopt anti-“greenmail” charter or bylaw amendments or otherwise restrict the Company’s ability to make “greenmail” payments.

Case-by-case basis for anti-“greenmail” proposals which are bundled with other charter or bylaw amendments.

Pale Greenmail

Case-by-case basis for restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

AGAINST dual-class exchange offers and dual-class recapitalizations.

Supermajority Requirement to Amend Certificate of Incorporation or Bylaws

FOR management proposals requesting elimination of supermajority voting provisions for amendments to the certificate of incorporation and bylaws.

AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

FOR shareholder proposals asking that each bylaw amendment adopted by the board of directors not become effective until approved by shareholders.

Supermajority Requirement to Approve Mergers

AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

Other Governance Proposals

Confidential Voting

FOR shareholder proposals that request that the Company adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

FOR management proposals to adopt confidential voting.

Equal Access

AGAINST shareholder proposals that would allow significant Company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Proxy Access

FOR binding shareholder proxy access proposals considering the following criteria:

• 0.5% ownership threshold

• Number of board members that may be elected - cap of 1/3 of board or minimum 2 nominees, if the board size is being lowered the calculation is based upon the original board size, if it is being increased the calculation would be based upon the original board size, with each new slot added to the total, so two plus six if six new board positions are being created

• We prefer no limit or caps on the number of shareowners in the nominations group

• Loaned securities will count towards total

• We prefer that all participants affirm that they intend to be “long term shareholders” of the Company with at least 6 month ownership duration requirement

• Proposals with no re-nominations restrictions are preferred.

FOR shareholder proposals to improve Catch-22 Proxy Access to remove the shareholder group limit - to enable as many shareholders as may be needed to combine their shares to equal 3% of the stock owned continuously for 3-years in order to enable shareholder proxy access.

Bundled Proposals

Case-by-case basis for bundled or “conditioned” proxy proposals. Where items are conditioned upon each other, examine benefits and costs. AGAINST in instances when the joint effect of the conditioned items is not in shareholders’ best interests. FOR if the combined effect is positive.

Shareholder Advisory Committees

Case-by-case basis for shareholder proposals establishing a shareholder advisory committee.

Capital Structure

Common Stock Authorization

AGAINST management proposals increasing the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

AGAINST management proposals to increase the number of authorized shares of common stock, or equivalents, that exceeds 50 percent of share capital, without a specified legitimate purpose.

FOR management proposals to increase the number of authorized shares of common stock more than 50 percent of currently issued common share capital, if tied to a specific transaction or financing proposal or if the share pool was used up due to equity plans.

Case-by-case basis on other such management proposals considering the specified purposes of the proposed increase, any explanation of risks to shareholders of failing to approve the request, potential dilution, and recent track record for using authorized shares, in which case judgment is applied to weigh such factors. Factors which are normally weighed in making such judgments include prior performance of the issuer, changes within the industry, relative performance within the industry, client preferences and overall good corporate governance. In general, we view the authorization of additional common shares to be ordinary and necessary and in the best long-term interests of the issuer and its shareholders.

Stock Distributions: Splits and Dividends

FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance, considering the industry and the Company’s returns to shareholders.

Reverse Stock Splits

FOR management proposals to implement a reverse stock split when the number of shares will be proportionately reduced to avoid delisting.

Case-by-case basis on management proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issuance taking into consideration stock price at the record date.

Preferred Stock

AGAINST management proposals authorizing creation of new classes of “blank check preferred stock” (i.e., classes with unspecified voting, conversion, dividend distribution, and other rights

Case-by-case basis on management proposals to increase the number of “blank check preferred shares” after analyzing the number of preferred shares available for issuance considering the industry and Company’s returns to shareholders.

Blank Check Preferred Stock

FOR shareholder proposals to have placements of “blank check preferred stock” submitted for shareholder approval, except when those shares are issued for the purpose of raising capital or making acquisitions in the normal course.

Adjustments to Par Value of Common Stock

FOR management proposals to reduce the par value of common stock.

Preemptive Rights

Case-by-case basis on shareholder proposals that seek preemptive rights, considering size of the Company and shareholder characteristics.

Debt Restructurings

Case-by-case basis on management proposals to increase number of common and/or preferred shares and to issue shares as part of a debt restructuring plan, considering dilution, any resulting change in control.

FOR management proposals that facilitate debt restructurings except where signs of self- dealing exist.

Tracking Stock

Case-by-case basis for management proposals for creation of tracking stock, considering the strategic value of the transaction vs. adverse governance changes, excessive increases in authorized stock, inequitable distribution method, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives, such as spin-offs.

Stock buybacks

Case-by-case on management proposals requesting stock buybacks. AGAINST in cases when the Company receives one of the lowest two Compensation scores, FOR otherwise. When the Compensation Score is not available, Egan-Jones will recommendation FOR.

Compensation of Officers and Directors

Compensation of Officers and Directors

FOR compensation plans that result in an amount of dilution (or the equivalent value in cash) that is less than the maximum dilution determined by the Compensation Score.

AGAINST compensation plans that result in an excess amount of dilution (or the equivalent value in cash) that is more than the maximum dilution determined by the Compensation Score.

AGAINST compensation plans involving “pay for failure,” such as excessively long contracts, guaranteed compensation, excessive severance packages, or other problematic practice not accounted for in the Egan-Jones compensation Score.

Case-by-case (but generally FOR) plans that are completely “decoupled” from the CEOs compensation and thus have no impact on the CEO’s current or future total compensation.

Compensation Plan other than a Qualified ESPP at Special Purpose Acquisition Company

FOR compensation plans of the newly formed Company arising from a business combination with a special purpose acquisition Company (SPAC), unless the authorized share pool exceeds 3% of the newly formed Company’s authorized shares.

Advisory Votes on Executive Compensation (“Say-on-Pay”)

Case-by-case basis on advisory votes on executive compensation (“Say-on-Pay”), based on the result obtained by the Company in Egan-Jones Compensation Score. AGAINST a non-binding compensation advisory vote when the Company obtains a questionable result on the Egan-Jones Compensation Score, FOR otherwise.*

*In cases when the Company doesn’t have a CEO or CEO is not the highest paid executive then Egan- Jones will use the Total Compensation and Salary paid to the highest paid NEO of the Company to calculate a Compensation Score.

AGAINST say-on-pay proposal and compensation committee members when executive employment agreements include tax gross-ups.

Relative Compensation is based upon a number of quantitative and qualitative metrics which produce a final score that is both forward looking and based upon the prior performance metrics of the Company’s wealth creation and market capitalization as compared to the CEO’s total compensation package. Higher wealth creation, market capitalization and lower CEO compensation all contribute to a higher compensation score. Additional qualitative measures such as 162m compliance, executive pension plan status and other relevant factors are then used to calculate the final score.

Advisory Votes Regarding Frequency of Advisory Votes on Executive Compensation

FOR management proposals that recommend that advisory votes on executive compensation take place annually.

AGAINST management proposals that recommend that advisory votes on executive compensation take place every two years or triennially.

Management Proposals Seeking Approval to Re-price Options

Case-by-case basis on management proposals seeking approval to re-price options.

Director Compensation

Case-by-case basis on stock-based plans for directors.

AGAINST shareholder proposals regarding advisory vote on directors’ compensation.

Employee Stock Purchase Plans

Case-by-case basis on employee stock purchase plans.

Amendments that Place a Maximum Limit on Annual Grants or Amend Administrative Features

FOR plans that amend shareholder-approved plans to include administrative features or place maximum limit on annual grants that any participant may receive to comply with the provisions of Section 162(m) of the Omnibus Budget Reconciliation Act (OBRA).

Amendments to Added Performance-Based Goals

FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

Amendments to Increase Shares and Retain Tax Deductions under OBRA

Case-by-case basis on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m).

Approval of Cash or Cash & Stock Bonus Plans

Case-by-case basis on cash or cash & stock bonus plans to exempt compensation from taxes under the provisions of Section 162(m) of OBRA.

Limits on Director and Officer Compensation

FOR shareholder proposals requiring additional disclosure of officer and director compensation.

Case-by-case basis for all other shareholder proposals seeking limits on officer and director compensation.

Golden Parachutes and Tin Parachutes

FOR shareholder proposals requesting that the Board seek shareholder approval of any senior manager’s new or renewed pay package that provides for severance or termination payments with an estimated value exceeding 2.99 times the sum of the executive’s base salary plus target short-term bonus.

Case-by-case basis on proposals to ratify or cancel “golden or tin parachutes.”

Employee Stock Ownership Plans (ESOPs)

FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized number of shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

FOR proposals to implement a 401(k) savings plan for employees.

State of Incorporation

State Takeover Statutes

Case-by-case basis on proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-“greenmail” provisions, and disgorgement provisions).

Reincorporation Proposals

Case-by-case basis on proposals to change the Company’s state of incorporation.

Business Combinations and Corporate Restructurings

Charter Modification

Case-by-case basis for changes to the charter, considering degree of change, efficiencies that could result, state of incorporation, and regulatory standards and implications.

FOR approval of the amendments to the Company’s bylaws to adopt an exclusive forum for internal corporate claims.

The Federal Forum Selection for the Securities Act Claims Amendment

FOR proposals asking to approve an amendment to the Certificate of Incorporation to add a new provision that, unless the Company selects or consents in writing to the selection of an alternative forum, the sole and exclusive forum for the resolution of any complainant, shall be the federal district courts of the United States of America.

Change of Domicile

Case-by-case basis for changes in state of domicile, considering state regulations of each state, required fundamental policies of each state; and the increased flexibility available.

Mergers and Acquisitions

Case-by-case basis on mergers and acquisitions, considering projected financial and operating benefits, offer price, prospects of the combined companies, negotiation process, and changes in corporate governance.

Corporate Restructuring

Case-by-case basis on corporate restructurings, including minority squeeze-outs, leveraged buyouts, spin-offs, liquidations, and asset sales.

Spin-offs

Case-by-case basis on spin-offs, considering tax and regulatory advantages, planned use of proceeds, market focus, and managerial incentives.

Asset Sales

Case-by-case basis on asset sales, considering impact on the balance sheet and working capital, and value received.

Liquidations

Case-by-case basis on liquidations considering management’s efforts to pursue alternatives, appraisal value, and compensation for executives managing the liquidation.

Appraisal Rights

FOR providing shareholders with appraisal rights.

Mutual Fund Proxies

Election of Directors

Case-by-case basis for election of directors, considering board structure, director independence, director qualifications, compensation of directors within the fund and the family of funds, and attendance at board and committee meetings.

WITHHOLD votes for directors who:

•   are interested directors and sit on key board committees (Audit or Nominating committees)

•   are interested directors and the Company does not have one or more of the following committees: Audit or Nominating.

•   attend less than 75 percent of the board and committee meetings. Participation by phone is acceptable.

•   ignore a shareholder proposal that is approved by a majority of shares outstanding

•   ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

•   serve as Chairman but are not independent (e.g. serve as an officer of the fund’s advisor)

Converting Closed-end Fund to Open-end Fund

Case-by-case basis for conversion of closed-end fund to open-end fund, considering past performance as a closed-end fund, market in which the fund invests, measures taken by the board to address the market discount, and past shareholder activism, board activity, and votes on related proposals.

Change from Diversified to Non-Diversified Fund

FOR approval of change from diversified to non-diversified fund.

Proxy Contests

Case-by-case basis on proxy contests, considering past performance, market in which fund invests, and measures taken by the board to address issues raised, past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements

Case-by-case basis on investment advisory agreements, considering proposed and current fee schedules, fund category and investment objective, performance benchmarks, share price performance relative to that of peers; and magnitude of any fee increase.

New Classes or Series of Shares

FOR creating new classes or series of shares.

Preferred Stock Authorization

Case-by-case basis for authorization for or increase in preferred shares, considering financing purpose and potential dilution for common shares.

1940 Act Policies

Case-by-case basis for 1940 Act policies, considering potential competitiveness, regulatory developments, current and potential returns, and current and potential risk.

Changing Fundamental Restriction to Non-fundamental

AGAINST on changing fundamental restriction to non-fundamental restriction.

Changing Fundamental Investment Objective to Non-fundamental

AGAINST proposals to change the fund’s fundamental investment objective to non- fundamental.

Changing Fundamental Investment Policy to Non-Fundamental

AGAINST proposals to change the fund’s fundamental investment policy to non-fundamental.

Name Rule Proposals

Case-by-case basis for name rule proposals, considering the following factors: political/economic changes in target market; bundling with quorum requirements or with changes in asset allocation, and consolidation in the fund’s target market.

Disposition of Assets, Termination, Liquidation

Case-by-case basis for disposition of assets, termination or liquidation, considering strategies employed, Company’s past performance, and terms of liquidation.

Change in Sub-classification

Case-by-case basis for change in sub-classification, considering potential competitiveness, current and potential returns, risk of concentration, and industry consolidation in the target industry.

Authorizing Board to Appoint and Terminate Sub-advisors without Shareholder Approval - “Manager of Managers” Structure

FOR approval of the use of a “Manager of Managers” structure that would permit the Fund’s manager to appoint and replace sub-advisers and enter into, and materially amend, sub-advisory agreements for the Fund without obtaining prior shareholder approval, regardless of the level of sub-adviser’s affiliation.

Distribution Agreements

Case-by-case basis for approving distribution agreements, considering fees charged to comparably sized funds with similar objectives, proposed distributor’s reputation and past performance, and competitiveness of fund in industry.

Master-Feeder Structure

FOR establishment of a master-feeder structure.

Mergers

Case-by-case basis for proposed merger, considering resulting fee structure, performance of each fund, and continuity of management.

Advisory Vote on Merger Related Compensation

AGAINST “golden parachutes” which are abusive,

• such as those that exceed 3x of the cash severance or

• if the cash severance multiple is greater than 2.99x or

• contain tax gross-ups or

• provide for accelerated vesting of equity awards, (however, pro-rata vesting of awards based on past service is acceptable) or

• are triggered prior to completion of the transaction or

• if the payouts are not contingent on the executive’s termination.

Extension Amendment Proposal for SPAC companies

Proposal asking to give the Company the right to extend the date by which the Company must consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination. Case-by-case recommendation, if the pre-existing extension terms have been modified to reduce the amount required to be deposited in trust account, then Egan- Jones will recommend AGAINST.

Miscellaneous Shareholder Proposals

Governance

Independent Directors

FOR shareholder proposals asking that a three-quarters majority of directors be independent.

FOR shareholder proposals asking that board’s Audit, Compensation, and/or Nominating committees be composed exclusively of independent directors.

FOR shareholder proposals that the Chairman OR lead director be independent.

Statement of the Purpose of a Corporation Review

AGAINST shareholder proposals requesting a review of the statement of the purpose of a corporation and make recommendations to shareholders on how the purpose of a corporation signed by the Chairman and Chief Executive Officer can be fully implemented.

Majority Voting in the Election of Directors

FOR shareholder proposals regarding majority voting in the election of Directors in uncontested meetings.

Election of Non-executive Directors

AGAINST shareholder proposals requesting election of non-executive directors.

Employee Representation on the Board of Directors

AGAINST shareholder proposals on employee representation on the Board of Directors.

Fair Elections/Advance Notice Bylaw

FOR shareholder proposals requesting that shareholder approval is required for any advance notice bylaw amendments that:

1.    require the nomination of candidates more than 90 days before the annual meeting,

2.    impose new disclosure requirements for director nominees, including disclosures related to past and future plans, or

3.    require nominating shareholders to disclose limited partners or business associates, except to the extent such investors own more than 5% of the Company’s shares.

CEO succession policy

FOR shareholder proposals requesting a CEO succession planning policy.

Report on Key-Person Risk

FOR shareholder proposals requesting a report on the Company’s key-person risk, including identification of key persons and actions to ameliorate the impacts of their potential loss.

The Board’s Nominee Disclosure Policy/True Diversity Board Policy

Shareholder proposal requesting a policy to disclose to shareholders the following: a description of the specific minimum qualifications that the Board’s nominating committee believes must be met by a nominee to be on the board of directors; and each nominee’s skills, ideological perspectives, and experience presented in a chart or matrix form. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise

AGAINST shareholder proposals requesting that the Board of Directors review the Human Resources Committee’s mandate in order for it to play a role in overseeing key strategies regarding organizational culture, human resources, engagement, health, well-being, equity, diversity and inclusion of employees and that it can ensure that such strategies and organizational culture include environmental, social and governance (ESG) principles.

Risk Oversight Committee/Public Policy Committee

Shareholder proposals requesting a report, at reasonable cost, omitting proprietary or legally privileged information, discussing the merits of establishing a risk oversight board committee to oversee the Company’s policies including human rights, environment, domestic governmental regulations, foreign affairs and international relations affecting the Company’s business. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Creation of a New Technology Committee

Shareholder proposals that request that the Company create a new technology committee. Based on the Cybersecurity Risk Score, FOR in cases when the Company receives one of the lowest two scores; AGAINST otherwise.

AGAINST shareholder proposals requesting the Board review the mandate of the Corporate Governance Committee in order to include an ethical component concerning the use of artificial intelligence.

Decarbonization Committee

AGAINST shareholder proposals that request the board of directors establish a new committee to evaluate the risks and drawbacks of attempting to meet demands for the Company decarbonization.

Reimbursement of Shareholder for Expenses Incurred

CASE-BY-CASE for proposals for reimbursing proxy solicitation expenses in contested meetings.

FOR proposals for reimbursing proxy solicitation expenses in contested meetings in cases where EGAN-JONES recommends in favor of the dissidents.

Terminate the Investment Advisor

CAS-BY-CASE basis for proposals for terminating the investment advisor, considering fund’s performance and history of shareholder relations.

Vote Tabulation

FOR shareholder proposals that request all matters presented to shareholders, other than the election of directors, shall be decided by a simple majority of the shares voted ‘For’ and ‘Against’ an item and abstentions from the vote count be excluded.

Proxy Voting Review

Shareholder proposal regarding proxy voting review report. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Disclosure of Voting Results

FOR shareholder proposals requesting separate disclosure of voting results by classes of shares.

Right to Convert a Limited Amount of Class B Common Stock into Class A Common Stock

FOR shareholder proposals on annual right to convert a limited amount of class B Common Stock (10 votes per share) into Class A Common Stock (1 vote per share).

Maryland’s Unsolicited Takeover Act

FOR shareholder proposals requesting that the Board opt out of MUTA, which allows the board of directors to make changes by board resolution only, without shareholder approval, to the Company’s capital structure and charter/bylaws. These include, but are not limited to:

➢    the ability to re-classify a board;

➢    the exclusive right to set the number of directors;

➢    limiting shareholders’ ability to call special meetings to a threshold of at least a majority of shares.

Report on Whistleblower Policies and Practices

Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Mandatory Arbitration Bylaw

AGAINST shareholder proposals requesting that the Company adopt to a mandatory arbitration bylaw.

Shareholder proposal regarding a report on the impact of the use of mandatory arbitration on employees and workplace culture. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Concealment Clauses

Shareholder proposal requesting additional reporting on risks associated with the use of certain concealment clauses. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting that shareholders be allowed the opportunity at shareholder meetings to alert board members that the shareholders seek more information or favor a particular approach to corporate policy and that the Company constitution should include the clause: “The

Company in general meeting may by ordinary resolution express an opinion or request information about the way in which a power of the Company partially or exclusively vested in the Directors has been or should be exercised. Such a resolution must relate to a material risk identified by the Directors or the Company and cannot advocate action that would violate any law or relate to any personal claim or grievance. Such a resolution is advisory only and does not bind the Directors or the Company”. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Executive Compensation

Tax Payments on Restricted Awards

AGAINST shareholder proposals to adopt a policy that the Company will pay the personal taxes owed on restricted stock awards on behalf of named executive officers.

Recovery of Unearned Management Bonuses

Shareholder proposals to adopt an executive compensation recoupment policy. Based on the Compensation Score: FOR when the Company receives one of the lowest two results; AGAINST otherwise.

Senior Executive Stock Retention

FOR shareholder proposals that request adoption of a policy requiring senior executives to retain a significant percentage of shares.

Deferral Period for Certain Compensation of Senior Executives

Shareholder proposals that request that the Compensation committee make the following changes to any annual cash incentive program (“Bonus Program”), as applicable to senior executives, in order to promote a longer-term perspective: an award to a senior executive under a Bonus Program that is based on one or more financial measurements whose performance measurement period is one year or shorter shall not be paid in full for a period following the award; and, the Committee shall develop a methodology for (a) determining the length of the Deferral Period and what proportion of a Bonus should be paid immediately; (b) adjusting the remainder of the Bonus over the Deferral Period in a manner that (i) allows accurate assessment of risks taken during the PMP that could have affected performance on the Financial Metric(s) and (ii) allows the Company to recoup Bonus compensation pursuant to its clawback policy; and (c) paying out the remainder of the Bonus at the end of the Deferral Period. Based on the Compensation Score: FOR when the Company receives one of the lowest two results on the Compensation Score; AGAINST otherwise.

Deduct Impact of Stock Buybacks from Executive Pay

Shareholder proposals that request the board of directors adopt a policy that the board will not utilize “earnings per share” (“EPS”) or its variations (e.g., diluted or operating EPS) or financial ratios (return on assets or net assets or equity) in determining a senior executive’s incentive compensation or eligibility for such compensation, unless the Board utilizes the number of outstanding shares on the beginning date of the performance period and excludes the effect of stock buybacks that may have occurred between that date and the end of the performance period. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Government Service Golden Parachute

AGAINST shareholder proposals on policy prohibiting the vesting of equity-based awards (including stock options, restricted stock and other stock awards granted under an equity incentive plan), for senior executives due to a voluntary resignation to enter government service.

Nonqualified Savings Plan Earnings

AGAINST shareholder proposals to adopt a policy that prohibits the practice of paying above- market earnings on the non-tax-qualified retirement saving or deferred income account balances of senior executive officers.

GAAP Financial Metrics for Purposes of Determining Executive Compensation.

Shareholder proposals asking to adopt a policy that when using performance metrics to calculate senior executive compensation, the Company shall not adjust performance metrics that are calculated in accordance with generally accepted accounting principles (GAAP). Based on the Compensation Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Stockholder proposals on non-GAAP measures disclosure, to adopt a policy that when the Company adjusts or modifies any generally accepted accounting principles (“GAAP”) financial performance metric for determining senior executive compensation, it should include a specific explanation for each adjustment and a reconciliation of the adjusted metric to GAAP. Based on the Compensation Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Legal and Compliance Costs in Executive Compensation metrics

Shareholder proposals requesting that financial performance metrics should not be adjusted to exclude legal or compliance costs in evaluating performance for incentive payouts to senior executives. Based on the Compensation Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposal requesting inclusion of legal and compliance costs in incentive compensation metrics. Based on the Compensation Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Tax Transparency

Shareholder proposals on tax transparency requesting that the Company issue a tax transparency report to shareholders, at reasonable expense and excluding confidential information, prepared in consideration of the indicators and guidelines set forth in the Global Reporting Initiative’s (GRI) Tax Standard. Based on the Compensation Score: FOR when the Company receives one of the lowest two scores on the Governance Rating; AGAINST otherwise.

ESG Metrics and Executive Compensation

Shareholder proposals asking that the Company prepare a report, at reasonable cost and omitting proprietary information, describing if, and how, it plans to integrate ESG metrics into the performance measures of named executive officers under the Company’s compensation incentive plans. Based on the overall Compensation Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Community Impacts and Company’s Executive Compensation Program

Shareholder proposals asking that the Board of directors publish a report, at reasonable expense, within a reasonable time, and omitting confidential or propriety information, assessing the feasibility of integrating community stakeholder concerns and impacts into the Company’s executive compensation program. Based on the overall Compensation Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Target Amounts for CEO Compensation – Pay Disparity

Shareholder proposals requesting that the Company take into consideration the pay grades and/or salary ranges of all classifications of Company employees when setting target amounts for CEO compensation. Based on the Compensation Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Equity Ratio Disclosure in Executive Compensation

Shareholder proposals requesting that the Company disclose equity ratio disclosure used by the compensation committee to set executive compensation. Based on the Compensation Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

AGAINST shareholder proposal on reform of executive compensation policy with social responsibility.

FOR shareholder proposals asking to ensure greater independence of compensation advisors.

FOR shareholder proposals to discontinue professional services allowance for NEOs.

Shareholder proposals on cessation of Stock Option and Bonus Programs. Based on the Compensation Score: FOR when the Company receives one of the lowest two scores on the Governance Rating; AGAINST otherwise

Executive Perquisites

Shareholder proposals requesting that payments and/or reimbursements to current and former Named Executive Officers (NEOs) for personal expenses be discontinued. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Incentive Compensation and Risks of Material Losses

Shareholder proposals asking that the Company prepare a report, at reasonable cost, disclosing whether and how the Company has identified employees or positions, individually or as part of a group, who are eligible to receive incentive-based compensation that is tied to metrics that could have the ability to expose the Company to possible material losses, as determined in accordance with generally accepted accounting principles. Based on the Compensation Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Advisory Vote on Executive Compensation

Shareholder proposals on adoption of advisory vote on executive compensation. Based on the Compensation Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise. Change from overall Governance Score.

Shareholder proposals on pay for superior performance. Based on the Compensation Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Drug Pricing Strategies in Incentive Compensation Plans

AGAINST shareholder proposals requesting report on the extent to which risks related to public concern over drug pricing strategies are integrated into incentive compensation arrangements. The report should include, but need not be limited to, discussion of whether incentive compensation arrangements reward, or not penalize, senior executives for (i) adopting pricing strategies, or making and honoring commitments about pricing, that incorporate public concern regarding the level or rate of increase in prescription drug prices; and (ii) considering risks related to drug pricing when allocating capital.

Executive Pay Confidential Voting

FOR shareholder proposals to adopt a bylaw provision restricting management’s access to vote tallies prior to the annual Meeting with respect to certain executive pay matters.

Clawback Provision Amendment of the Company Policy

Shareholder proposals requesting recoupment of awarded incentive pay and to state that conduct (intentional misconduct and not intentional misconduct) may trigger application of that policy. Based on the Compensation Score: FOR when the Company receives one of the lowest two results; AGAINST otherwise.

Quantifiable Performance Metrics

CASE-BY-CASE on shareholder proposals that request the board adopt the policy regarding quantifiable performance metrics. Based on the Compensation Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Accelerated Vesting

FOR shareholder proposals to implement double triggered with pro-rata vesting of awards.

Dividends

CASE-BY-CASE basis for shareholder proposals to increase dividends, but generally AGAINST in the absence of a compelling reason for.

Shareholder Proposals on Social and Environmental Issues

Environment

AGAINST shareholder proposals asking the Company to issue a report in support of circular economy.

AGAINST shareholder proposals that request companies to follow the CERES Principles.

Generally AGAINST proposals requesting reports that seek additional information, unless it appears that the Company has not adequately addressed shareholders’ relevant environmental concerns but FOR shareholder proposals requesting additional disclosure regarding hydraulic fracturing.

Shareholder proposals requesting that the Company issue an annual report to shareholders, at reasonable cost and omitting proprietary information, on plastic pollution. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a report on reduction of water pollution. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

AGAINST shareholder proposals promoting recycling.

AGAINST shareholder proposals requesting a report on recyclable packaging.

AGAINST shareholder proposals requesting a report on electronic waste.

AGAINST shareholder proposals on proper disposal of pharmaceuticals.

AGAINST shareholder proposals requesting a report on nanomaterials.

GHG Emissions

Shareholder proposals requesting that the Company adopt GHG emissions reductions goals and issue a report at reasonable cost and omitting proprietary information, on its plans to achieve these goals. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Energy

Shareholder proposals to encourage energy conservation and the development of alternate renewable and clean energy resources and to reduce or eliminate toxic wastes and greenhouse gas emissions. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a report on renewable energy adoption. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a report on distributed - scale clean electricity. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals that request that the Board prepare, at reasonable expense and omitting proprietary information, a sustainability report. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting that the Company nominate environmental expert to the Board of Directors. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Climate Change

Shareholder proposals on establishing a climate change committee. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a report on climate change. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting that the Company establish an annual advisory vote policy with respect to its environmental and climate change action plan and objectives. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting environmental and social due diligence. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a report a report on 2-degree or 1.5-degree scenarios, IEA or IPCC reports, scenarios or assumptions, or any other climate- or net-zero transition-related models. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Fiduciary Carbon-Emission Relevance Report

Shareholder proposals requesting a report evaluating the material factors relevant to decisions about whether a 2050 net-zero carbon goal is appropriate; factors such as economic consequences of adopting a 2050 net-zero carbon goal, technological feasibility for the company, the possibility that the climate models that underlie such goals are incorrect etc. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting that the Company suspend memberships of industry associations that are involved in lobbying inconsistent with the goals of the Paris agreement. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a report on deforestation impacts in supply chain. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a report on limiting supply chain flaring. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a report on climate change and business model. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposal requesting a report on investment of retirement funds in companies contributing to climate change. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a report on public advocacy on climate change and energy by relevant industry associations. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a report on stranded assets due to climate change. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

AGAINST shareholder proposals on privatization of pollution assets.

Shareholder proposals requesting a report on risks of petrochemical investments. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

AGAINST shareholder proposals on new fossil fuel financing requesting adoption of a policy in which the Company takes available actions to help ensure that its financing does not contribute to new fossil fuel supplies.

AGAINST shareholder proposals requesting that the Company commit to continuing to invest in and finance the oil and gas sector and conduct a review of any and all of its policies to ensure that there are none that have the effect of encouraging divestment from the sector.

Shareholder proposal requesting a report on quantitative metrics identified by the Sustainability Accounting Standards Board (SASB) as providing material information on water resource risks for the meat, poultry and dairy sector at reasonable expense and excluding confidential information. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a report on environmental expenditures (voluntary climate- related activities) including incurred costs and associated significant and actual benefits that have accrued to shareholders, the public health and the environment, including the global climate, from the Company’s environment-related activities that are voluntary and that exceed U.S. and foreign compliance and regulatory requirements. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

AGAINST shareholder proposals requesting a report on electrification of the transporation sector.

AGAINST shareholder proposals requesting a report on environmentally sensitive, protected areas.

Health

AGAINST shareholder proposals requesting a report on sugar and public health. AGAINST shareholder proposals regarding cage free egg progress disclosure.

Shareholder proposals requesting a report on antibiotics in livestock. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

AGAINST shareholder proposals to adopt a policy to phase out the routine use of antibiotics in the meat and poultry supply chain.

AGAINST shareholder proposals on protein diversification.

AGAINST shareholder proposal on disclosure of pesticide management data, requesting that the Company disclose, at reasonable expense and omitting proprietary information, quantitative metrics demonstrating measurable progress toward the reduction of synthetic chemical pesticide use in the Company’s supply chain.

Shareholder proposals that request the Company prepare a report disclosing the governance measures the Company has implemented to more effectively monitor and manage financial and reputational risks related to the opioid crisis in the U.S. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals that request the Compensation committee prepare a report on drug pricing. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

AGAINST shareholders proposals that request fair distribution and access to life-sustaining drugs and vaccines in affordable prices in both the United States and in low-income countries.

Shareholder proposal requesting a report on transfer of intellectual property to potential COVID-19 manufacturers. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposal requesting report on government financial support and access to COVID-19 vaccines and therapeutics. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposal requesting a report on public health costs of protecting vaccine technology. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting that the Company discontinue global sales of baby powder containing talc. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

AGAINST shareholder proposals requesting a report on the Company’s efforts, to identify and reduce environmental and health hazards associated with past, present and future handling of coal combustion residuals and how those efforts may reduce legal, reputational and financial risks to the Company.

AGAINST shareholder proposals requesting that the Company prepare an independent third- party audit on driver health and safety.

AGAINST shareholder proposals requesting a report on health risks of continued in-store tobacco sales.

AGAINST shareholder proposals seeking support for the descheduling of Cannabis.

Social

AGAINST shareholders proposal requesting that the Company create a committee to prepare a report regarding the impact of plant closure on communities and alternatives to help mitigate the effects.

AGAINST shareholder proposals on transition to a public benefit corporation.

AGAINST shareholder proposals on financial initiatives that promote and strengthen communities, focusing on not only their economic effect but their social impact as well.

Northern Ireland

AGAINST proposals related to the MacBride Principles.

Military Business

Proposals on defense issues. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Proposals requesting reports that seek additional information on military related operations, unless the Company has been unresponsive to shareholder relevant requests. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a report on policies regarding military and militarized policing agencies. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise. Change from AGAINST.

Shareholder proposals requesting a report on development of products for military. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise. Change from AGAINST.

Human Rights, Labor Issues

Shareholder proposals on establishing a human rights committee. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting that the Company nominate for election at least one director with human/civil rights expertise. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals seeking a human rights report or human rights due diligence process to assess, identify, prevent and mitigate actual and potential adverse human rights impacts. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a report evaluating the efficacy of the Company’s existing policies and practices to address the human rights impacts of its content management policies to address misinformation and disinformation across its platforms. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a report on data privacy. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals seeking reports on the Company’s activities affecting indigenous peoples. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

AGAINST shareholder proposal regarding human and indigenous peoples’ rights and asking the Company to modify its committee charters, bylaws and/or articles of incorporation, to articulate the fiduciary duties of Board and management to ensure due diligence on human and indigenous peoples’ rights.

AGAINST shareholder proposals requesting the Board institute transparent procedures to avoid holding investments in companies that, in management’s judgment, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights.

Freedom of Expression

Shareholder proposals on policies of freedom of expression - to report annually to shareholders, at reasonable expense and excluding confidential and proprietary information, regarding the Company’s policies on freedom of expression and access to information, including whether it has publicly committed to respect freedom of expression as a human right; the oversight mechanisms for formulating and administering policies on freedom of expression and access to information. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Non-Partisanship/ Political Speech

AGAINST shareholder proposals requesting that the Board of Directors encourage a senior management commitment to avoid supporting or taking a public position on any controversial social or political issues (collectively “political speech”), without having previously, comprehensively and without bias justified by action on the basis of underlying business strategy, exigencies, and priorities.

Freedom of Association

Shareholder proposal regarding adoption of policy on the Company’s commitment to respect the rights to freedom of association and collective bargaining in its operations. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

AGAINST shareholder proposals requesting a third-party audit on workers’ freedom of association and collective bargaining rights.

Shareholder proposals requesting workplace safety reports: Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting that the Company issue a report, at reasonable cost and omitting proprietary information, to include key performance indicators on human capital management related to the Company’s portfolio, including reporting on the number and types of complaints received from employees, including contractors and temporary workers, the remedies offered under its grievance mechanism and the percentage of complaints resolved. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals to report to shareholders on the Company’s minimum requirements and standards related to workforce practices. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals regarding a slavery and human trafficking report. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a report assessing the risk of increased sexual exploitation of children as the Company develops and offers additional privacy tools. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a disclosure whether the Company’s business operations involve, rely or depend on child labor. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting that the Company prepare an annual report regarding sexual harassment complaints. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting that the Company issue a report on prison labor in supply chain. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

AGAINST on proposals relating to the Maquiladora Standards and international operating policies.

AGAINST proposals requesting reports on international operating policy issues, unless it appears the Company has not adequately addressed shareholder relevant concerns.

AGAINST shareholder proposals requesting a report, omitting confidential and privileged information and at reasonable expense, detailing any known or potential risks and costs to the company caused by enacted or proposed state policies severely restricting reproductive rights, and detailing any strategies beyond litigation and legal compliance that the company may deploy to minimize or mitigate these risks.

AGAINST shareholder proposals relating to reproductive rights and consumer data privacy.

AGAINST shareholder proposals supporting activities that include abortion, euthanasia or assisted suicide.

AGAINST shareholder proposals promoting in vitro fertilization for either assisting conception or for research.

World Debt Crisis

AGAINST proposals dealing with Third World debt.

AGAINST proposals requesting reports on Third World debt issues, unless it appears the Company has not adequately addressed shareholder relevant concerns.

Diversity, Equity and Inclusion

Shareholder proposals asking the Company to set a diversity target (of min of 40%) for the composition of its Board. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting establishment of equal employment opportunity policy. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Report on Diversity and Inclusion

Shareholder proposals requesting a report on the effectiveness of the Company’s diversity, equity, and inclusion efforts. The report should be done at reasonable expense, exclude proprietary information, and provide transparency on outcomes, using quantitative metrics for hiring, retention, and promotion of employees, including data by gender, race, and ethnicity. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

DE&I Policies Third Party - Audit Racial Equity/Civil Rights Audit

AGAINST shareholder proposals that request the Board of Directors commission an audit analyzing the impacts of the Company’s Equity, Diversity & Inclusion policies on civil rights, non-discrimination and returns to merit, and the impacts of those issues on the Company’s business. The audit may, in the Board’s discretion, be conducted by an independent and unbiased third party with input from civil rights organizations, public-interest litigation groups, employees and shareholders of a wide spectrum of viewpoints and perspectives. A report on the audit, prepared at reasonable cost and omitting confidential or proprietary information, should be publicly disclosed on the Company’s website.

Report on effects of DE&I/Report on Discrimination Risk Oversight and Impact

Shareholders proposals requesting that the Board of Directors conduct an evaluation and issue a report within the next year, at reasonable cost and excluding proprietary information and disclosure of anything that would constitute an admission of pending litigation, evaluating how it oversees risks related to discrimination against individuals based on their race, color, religion (including religious views), sex, national origin, or political views, and whether such discrimination may impact individuals’ exercise of their constitutionally protected civil rights. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Report on a cost/benefit analysis of its Diversity, Equity & Inclusion programs

Shareholder proposals requesting a report, omitting proprietary or confidential information and considering all relevant costs and benefits, including the reputational costs arising from discriminating on the basis of race, sex and orientation; the financial costs of selecting employees on bases other than merit; the costs associated with relying on incomplete or biased evidence, and related costs. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

AGAINST shareholder proposals asking that the Company rescind the Racial Equity Audit.

Shareholder proposals requesting a racial equity audit or a report on progress toward eliminating racial discrimination at the Company. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals regarding assessing inclusion in the workplace and requesting a report to shareholders on whether written policies or unwritten norms at the Company reinforce racism in the Company culture. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals on gender pay gap. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposal requesting paid sick leave for all employees. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a report on worker misclassification. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Inclusive Hiring or Fair Chance Employment

Shareholder proposals requesting a report on hiring practices related to people with arrest or incarceration records. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting that the Company issue a report on ethical recruitment in global supply chains. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

AGAINST shareholder proposal requesting disclosure of languages in which the directors are fluent in the skills and expertise matrix of the circular.

Animal Rights

AGAINST proposals that deal with animal rights.

AGAINST shareholder proposal supply chain practices report focusing on animal welfare.

Nonhuman primates report

AGAINST shareholder proposals requesting that the Board report to shareholders annually on the species, country of origin (including wild-caught or captive-bred, omitting proprietary information),

and numbers of nonhuman primates imported by the company into the U.S.; the species and numbers of nonhuman primates transported within the country; and measures the company is taking to mitigate its impact on dwindling populations in nature.

Product Integrity and Sales, Marketing and Advertising

AGAINST shareholder proposals requesting a report on the Company’s activities related to safety measures and mitigation of harm associated with Company products.

AGAINST shareholder proposals on reducing sales and marketing of socially questionable products, including but not limited to alcohol, drugs, tobacco, weapons.

Shareholder proposals asking for responsible sourcing details of product. Based on the Governance Rating score: FOR when the Company receives one of the lowest two scores on the Governance Rating; AGAINST otherwise.

Shareholder proposals requesting a policy to pause sourcing of cotton and other raw materials from China. Based on the Governance Rating score: FOR when the Company receives one of the lowest two scores on the Governance Rating; AGAINST otherwise.

AGAINST shareholder proposals regarding a report on plant-based milk pricing.

AGAINST shareholder proposals requesting that the Company voluntarily label genetically engineered (GE) ingredients in its products.

AGAINST shareholder proposals that request the Company prepare a report, at reasonable expense and omitting proprietary information, assessing actual and potential material financial risks or operational impacts on the Company related to these genetically modified organisms (GMO issues).

Shareholder proposals that request the Company prepare a report, on the social, health, and environmental effects of genetically modified organisms (GMOs). Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

AGAINST shareholder proposals to eliminate GE ingredients from the Company’s products, or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the Company’s products.

AGAINST shareholder proposals requesting that the Company make nicotine level information available to customers and begin reducing nicotine levels in the brands to a less addictive level.

Impact of Extended Patent Exclusivities on Product Access

Shareholder proposals requesting a report on a process by which the impact of extended patent exclusivities on product access would be considered in deciding whether to apply for secondary and tertiary patents. Based on the Governance Rating score: FOR when the Company receives one of the lowest two scores on the Governance Rating; AGAINST otherwise.

Shareholder proposals requesting a report on external costs of disinformation in digital advertising. Based on the Governance Rating score: FOR when the Company receives one of the lowest two scores on the Governance Rating; AGAINST otherwise.

Assessment of the Company’s advertising and marketing practices

Shareholder proposals requesting a report, at reasonable expense and excluding proprietary information, assessing whether the Company’s advertising and marketing practices may pose financial and/or reputational risks sufficient to have material impacts on the company’s finances and operations due to levels of gun violence. Based on the Governance Rating score: FOR when the Company receives one of the lowest two scores on the Governance Rating; AGAINST otherwise.

Certification of Sound Commercial Practices Related to the Selling of Financial Products and Services Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Political Advertising and Posts

Shareholder proposals asking that the Board of Directors prepare, at a reasonable cost and excluding proprietary information, a report on the controversy surrounding political advertising and posts. Such report should evaluate the implications of the Company’s policies that may exempt politicians’ posts and political advertisements from elements of platform rules such as the Company’s Community Standards and its fact-checking process. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Algorithm Disclosure

Shareholder proposals requesting that the Company provide more quantitative and qualitative information on how algorithm systems are used to target and deliver ads, error rates, and the impact these systems had on user speech and experiences. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Anticompetitive Practices

Shareholder proposal regarding a report on board oversight of risks related to anticompetitive practices. Based on the Governance Rating score: FOR when the Company receives one of the lowest two scores on the Governance Rating; AGAINST otherwise.

Report on Takedown Requests

Shareholder proposals regarding a report (within a reasonable time frame, at reasonable cost, and excluding confidential information) assessing the feasibility of public disclosing on an annual basis, by jurisdiction, the list of delisted, censored, downgraded, proactively penalized, or blacklisted terms, queries or sites that the Company implements in response to government requests. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Competitiveness and Protection of Personal Information

AGAINST shareholder proposals requesting that the Board of directors inform the shareholders of the investments the bank/company intends to make to update its computer systems so as to increase its competitiveness while enhancing privacy protection.

Facial Recognition Technology

Shareholder proposals on prohibition on sales of facial recognition technology to all government entities. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise. Change from AGAINST.

Business Operations and Ethics, Fair Practice

Provision of Services in Conflict Zones policy

AGAINST shareholder proposals requesting a policy on access to services in conflict zones. i.e. that the people in those regions do not suffer discriminatory exclusion from the Company’s financial services, or alternatively, if the Company chooses not to establish this policy, provide an evaluation of the economic impact the policy of exclusion has on the affected populations as well as the company’s finances, operations and reputation.

Politicized de-banking

Shareholder proposals requesting a report on politicized de-banking evaluating the Company’s policies or practices to make sure there are sufficient safeguards to prevent political or religious discrimination. Based on the Governance Rating score: FOR when the Company receives one of the lowest two scores on the Governance Rating; AGAINST otherwise.

AGAINST shareholder proposals requesting a congruency report on partnerships with globalist organizations that facilitate collaboration between businesses, governments and NGOs for social and political ends against the Company’s fiduciary duty to shareholders.

Shareholder proposals seeking disclosure of business operations in high risk countries or conflict complicit governments. Based on the Governance Rating score: FOR when the Company receives one of the lowest two scores on the Governance Rating; AGAINST otherwise.

Content Management Report/Content Enforcement Policies

Shareholder proposals requesting a report reviewing the efficacy of its enforcement of its terms of service related to content policies and assessing the risks posed by content management controversies. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Cybersecurity

Shareholder proposals requesting a report on cyber risk. Based on the Cyber Security Risk Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

In rare cases, Egan-Jones may choose to override the documented guideline recommendation when we believe it to be in the best long-term financial interest of shareholders.

Innovator ETFs® Trust

Part C – Other Information

Item 28.  Exhibits

Exhibit No.	Description
(a)(1)

Agreement and Declaration of Trust of Registrant, dated October 17, 2007, is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on October 19, 2007.

(2)

Certificate of Trust of Registrant, as filed with the State of Delaware on October 17, 2007, is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on October 19, 2007.

(3)

Certificate of Amendment to Certificate of Trust of Registrant, as filed with the State Delaware on August 11, 2017, is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on November 7, 2017.

(b)	By-Laws of the Registrant is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on October 19, 2007.
(c)	Not Applicable
(d)(1)

Investment Management Agreement by and between the Registrant, on behalf of the Funds, and Innovator Capital Management, LLC is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on December 13, 2017.

(2)

Revised Schedule A to the Investment Management Agreement by and between the Registrant, on behalf of the Funds, and Innovator Capital Management, LLC is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on February 14, 2025.

(3)

Form of Sub-Advisory Agreement by and between the Registrant, Innovator Capital Management, LLC and Milliman Financial Risk Management LLC is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on July 12, 2018.

(4)

Revised Schedule A to the Sub-Advisory Agreement by and between the Registrant, Innovator Capital Management, LLC and Milliman Financial Risk Management LLC is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on February 14, 2025.

(e)(1)

Form of Distribution Agreement by and between the Registrant and Foreside Fund Services, LLC is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on November 7, 2017.

(2)

Revised Exhibit A to the Distribution Agreement by and between the Registrant and Foreside Fund Services, LLC is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on February 14, 2025.

(f)	Not Applicable

Exhibit No.	Description
(g)(1)

Amended and Restated Custody Agreement by and between the Registrant and U.S. Bank National Association, dated May 13, 2019, is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on May 29, 2019.

(2)

Amendment to the Amended and Restated Custody Agreement by and between the Registrant and U.S. Bank National Association, dated September 25, 2020, is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on October 15, 2020.

(3)

Revised Exhibit B to the Custody Agreement by and between the Registrant and U.S. Bank National Association is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on February 14, 2025.

(h)(1)

Amended and Restated Fund Accounting Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC, dated May 13, 2019, is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on May 29, 2019.

(2)

Amendment to the Amended and Restated Fund Accounting Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC, dated September 25, 2020, is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on October 15, 2020.

(3)

Revised Exhibit A to the Fund Accounting Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on February 14, 2025.

(4)

Amended and Restated Fund Administration Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC, dated May 13, 2019, is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on May 29, 2019.

(5)

Amendment to the Amended and Restated Fund Administration Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC, dated September 25, 2020, is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on October 15, 2020.

(6)

Revised Exhibit A to the Fund Administration Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on February 14, 2025.

(7)

Amended and Restated Transfer Agent Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC, dated May 13, 2019, is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on May 29, 2019.

Exhibit No.	Description
(8)

Amendment to the Amended and Restated Transfer Agent Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC, dated September 25, 2020, is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on October 15, 2020.

(9)

Revised Exhibit A to the Transfer Agent Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on February 14, 2025.

(10)	Form of Authorized Participant Agreement is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on November 7, 2017.
(i)	Not Applicable
(j)	Consent of Independent Registered Public Accounting Firm is filed herewith.
(k)	Not Applicable
(l)	Not Applicable
(m)	Not Applicable
(n)	Not Applicable
(o)	Not Applicable
(p)(1)	Code of Ethics of Innovator ETFs® Trust is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on February 28, 2020.
(2)	Code of Ethics of Innovator Capital Management, LLC is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on February 28, 2020.
(3)	Code of Ethics of Milliman Financial Risk Management LLC is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on July 12, 2018.
(4)	Code of Ethics for Foreside Fund Services, LLC not applicable per Rule 17j-1(c)(3).
(q)	Power of Attorneys is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on May 28, 2024.

Item 29.  Persons Controlled By or Under Common Control with Registrant

Not Applicable

Item 30.  Indemnification

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

Item 31.  Business and Other Connections of the Investment Adviser

Certain information pertaining to the business and other connections of Innovator Capital Management, LLC, the investment adviser to the Funds, is hereby incorporated by reference from the Prospectus and Statement of Additional Information contained herein. The information required by this Item with respect to any director, officer or partner of Innovator Capital Management, LLC is incorporated by reference to the Form ADV filed by Innovator Capital Management, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-110111).

Certain information pertaining to the business and other connections of Milliman Financial Risk Management LLC, the investment sub-adviser to the Funds, is hereby incorporated by reference from the Prospectus and Statement of Additional Information contained herein. The information required by this Item with respect to any director, officer or partner of Milliman Financial Risk Management LLC is incorporated by reference to the Form ADV filed by Milliman Financial Risk Management LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-73056).

Item 32.  Principal Underwriter

(a)   Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.        AB Active ETFs, Inc.

2.        ABS Long/Short Strategies Fund

3.        Absolute Shares Trust

4.        ActivePassive Core Bond ETF, Series of Trust for Professional Managers

5.        ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers

6.        ActivePassive International Equity ETF, Series of Trust for Professional Managers

7.        ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers

8.        AdvisorShares Trust

9.        AFA Private Credit Fund

10.      AGF Investments Trust

11.      AIM ETF Products Trust

12.      Alexis Practical Tactical ETF, Series of Listed Funds Trust

13.      AlphaCentric Prime Meridian Income Fund

14.      American Century ETF Trust

15.      Amplify ETF Trust

16.      Applied Finance Dividend Fund, Series of World Funds Trust

17.      Applied Finance Explorer Fund, Series of World Funds Trust

18.      Applied Finance Select Fund, Series of World Funds Trust

19.      ARK ETF Trust

20.      ARK Venture Fund

21.      Bitwise Funds Trust

22.      Bluestone Community Development Fund

23.      BondBloxx ETF Trust

24.      Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust

25.      Bridgeway Funds, Inc.

26.      Brinker Capital Destinations Trust

27.      Brookfield Real Assets Income Fund Inc.

28.      Build Funds Trust

29.      Calamos Convertible and High Income Fund

30.      Calamos Convertible Opportunities and Income Fund

31.      Calamos Dynamic Convertible and Income Fund

32.      Calamos Global Dynamic Income Fund

33.      Calamos Global Total Return Fund

34.      Calamos Strategic Total Return Fund

35.      Carlyle Tactical Private Credit Fund

36.      Cascade Private Capital Fund

37.      Catalyst Strategic Income Opportunities Fund

38.      CBRE Global Real Estate Income Fund

39.      Center Coast Brookfield MLP & Energy Infrastructure Fund

40.      Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust

41.      Clifford Capital International Value Fund, Series of World Funds Trust

42.      Clifford Capital Partners Fund, Series of World Funds Trust

43.      Cliffwater Corporate Lending Fund

44.      Cliffwater Enhanced Lending Fund

45.      Cohen & Steers Infrastructure Fund, Inc.

46.      Convergence Long/Short Equity ETF, Series of Trust for Professional Managers

47.      CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series

48.      CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers

49.      Curasset Capital Management Core Bond Fund, Series of World Funds Trust

50.      Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust

51.      CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of ONEFUND Trust

52.      Davis Fundamental ETF Trust

53.      Defiance Connective Technologies ETF, Series of ETF Series Solutions

54.      Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions

55.      Defiance Next Gen H2 ETF, Series of ETF Series Solutions

56.      Defiance Quantum ETF, Series of ETF Series Solutions

57.      Denali Structured Return Strategy Fund

58.      Dividend Performers ETF, Series of Listed Funds Trust

59.      Dodge & Cox Funds

60.      DoubleLine ETF Trust

61.      DoubleLine Income Solutions Fund

62.      DoubleLine Opportunistic Credit Fund

63.      DoubleLine Yield Opportunities Fund

64.      DriveWealth ETF Trust

65.      EIP Investment Trust

66.      Ellington Income Opportunities Fund

67.      ETF Opportunities Trust

68.      Evanston Alternative Opportunities Fund

69.      Exchange Listed Funds Trust

70.      Exchange Place Advisors Trust

71.      FlexShares Trust

72.      Forum Funds

73.      Forum Funds II

74.      Forum Real Estate Income Fund

75.      Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust

76.      Grayscale Future of Finance ETF, Series of ETF Series Solutions

77.      Guinness Atkinson Funds

78.      Harbor ETF Trust

79.      Hawaiian Tax-Free Trust

80.      Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust

81.      Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust

82.      Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust

83.      Horizon Kinetics Medical ETF, Series of Listed Funds Trust

84.      Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust

85.      IDX Funds

86.      Innovator ETFs® Trust

87.      Ironwood Institutional Multi-Strategy Fund LLC

88.      Ironwood Multi-Strategy Fund LLC

89.      Jensen Quality Growth ETF, Series of Trust for Professional Managers

90.      John Hancock Exchange-Traded Fund Trust

91.      LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust

92.      Mairs & Power Balanced Fund, Series of Trust for Professional Managers

93.      Mairs & Power Growth Fund, Series of Trust for Professional Managers

94.      Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers

95.      Mairs & Power Small Cap Fund, Series of Trust for Professional Managers

96.      Manor Investment Funds

97.      Milliman Variable Insurance Trust

98.      Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV

99.      Morgan Stanley ETF Trust

100.    Morningstar Funds Trust

101.    Mutual of America Investment Corporation

102.    NEOS ETF Trust

103.    Niagara Income Opportunities Fund

104.    NXG Cushing® Midstream Energy Fund

105.    Opal Dividend Income ETF, Series of Listed Funds Trust

106.    OTG Latin American Fund, Series of World Funds Trust

107.    Overlay Shares Core Bond ETF, Series of Listed Funds Trust

108.    Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust

109.    Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust

110.    Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust

111.    Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust

112.    Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust

113.    Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust

114.    Palmer Square Funds Trust

115.    Palmer Square Opportunistic Income Fund

116.    Partners Group Private Income Opportunities, LLC

117.    Performance Trust Mutual Funds, Series of Trust for Professional Managers

118.    Performance Trust Short Term Bond ETF, Series of Trust for Professional Managers

119.    Perkins Discovery Fund, Series of World Funds Trust

120.    Philotimo Focused Growth and Income Fund, Series of World Funds Trust

121.    Plan Investment Fund, Inc.

122.    Point Bridge America First ETF, Series of ETF Series Solutions

123.    Precidian ETFs Trust

124.    Preferred-Plus ETF, Series of Listed Funds Trust

125.    Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust

126.    Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust

127.    Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust

128.    Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust

129.    Renaissance Capital Greenwich Funds

130.    Reynolds Funds, Inc.

131.    RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust

132.    RiverNorth Patriot ETF, Series of Listed Funds Trust

133.    RMB Investors Trust

134.    Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust

135.    Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

136.    Roundhill Alerian LNG ETF, Series of Listed Funds Trust

137.    Roundhill Ball Metaverse ETF, Series of Listed Funds Trust

138.    Roundhill Cannabis ETF, Series of Listed Funds Trust

139.    Roundhill ETF Trust

140.    Roundhill Magnificent Seven ETF, Series of Listed Funds Trust

141.    Roundhill S&P Global Luxury ETF, Series of Listed Funds Trust

142.    Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust

143.    Roundhill Video Games ETF, Series of Listed Funds Trust

144.    Rule One Fund, Series of World Funds Trust

145.    Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust

146.    Six Circles Trust

147.    Sound Shore Fund, Inc.

148.    SP Funds Trust

149.    Sparrow Funds

150.    Spear Alpha ETF, Series of Listed Funds Trust

151.    STF Tactical Growth & Income ETF, Series of Listed Funds Trust

152.    STF Tactical Growth ETF, Series of Listed Funds Trust

153.    Strategic Trust

154.    Strategy Shares

155.    Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust

156.    Tekla World Healthcare Fund

157.    Tema ETF Trust

158.    The 2023 ETF Series Trust

159.    The 2023 ETF Series Trust II

160.    The Cook & Bynum Fund, Series of World Funds Trust

161.    The Community Development Fund

162.    The Finite Solar Finance Fund

163.    The Private Shares Fund

164.    The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust

165.    Third Avenue Trust

166.    Third Avenue Variable Series Trust

167.    Tidal ETF Trust

168.    Tidal Trust II

169.    Tidal Trust III

170.    TIFF Investment Program

171.    Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan

172.    Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan

173.    Timothy Plan International ETF, Series of The Timothy Plan

174.    Timothy Plan Market Neutral ETF, Series of The Timothy Plan

175.    Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan

176.    Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan

177.    Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan

178.    Total Fund Solution

179.    Touchstone ETF Trust

180.    T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust

181.    T-Rex 2x Inverse Ether Daily Target ETF, Series of World Funds Trust

182.    T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust

183.    T-Rex 2x Long Ether Daily Target ETF

184.    TrueShares Active Yield ETF, Series of Listed Funds Trust

185.    TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust

186.    TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust

187.    TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust

188.    TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust

189.    TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust

190.    TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust

191.    TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust

192.    TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust

193.    TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust

194.    TrueShares Structured Outcome (May) ETF, Listed Funds Trust

195.    TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust

196.    TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust

197.    TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust

198.    TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust

199.    U.S. Global Investors Funds

200.    Union Street Partners Value Fund, Series of World Funds Trust

201.    Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust

202.    Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust

203.    Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust

204.    Vest US Large Cap 10% Buffer Strategies VI Fund, Series of World Funds Trust

205.    Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust

206.    Vest US Large Cap 20% Buffer Strategies VI Fund, Series of World Funds Trust

207.    VictoryShares Core Intermediate Bond ETF, Series of Victory Portfolios II

208.    VictoryShares Core Plus Intermediate Bond ETF, Series of Victory Portfolios II

209.    VictoryShares Corporate Bond ETF, Series of Victory Portfolios II

210.    VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

211.    VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II

212.    VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II

213.    VictoryShares Free Cash Flow ETF, Series of Victory Portfolios II

214.    VictoryShares Hedged Equity Income ETF, Series of Victory Portfolios II

215.    VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II

216.    VictoryShares International Value Momentum ETF, Series of Victory Portfolios II

217.    VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II

218.    VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II

219.    VictoryShares Short-Term Bond ETF, Series of Victory Portfolios II

220.    VictoryShares THB Mid Cap ESG ETF, Series of Victory Portfolios II

221.    VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

222.    VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II

223.    VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

224.    VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

225.    VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

226.    VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II

227.    VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

228.    VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II

229.    VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II

230.    VictoryShares US Value Momentum ETF, Series of Victory Portfolios II

231.    VictoryShares WestEnd Economic Cycle Bond ETF, Series of Victory Portfolios II

232.    VictoryShares WestEnd Global Equity ETF, Series of Victory Portfolios II

233.    VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II

234.    Volatility Shares Trust

235.    WEBs ETF Trust

236.    West Loop Realty Fund, Series of Investment Managers Series Trust

237.    Wilshire Mutual Funds, Inc.

238.    Wilshire Variable Insurance Trust

239.    WisdomTree Digital Trust

240.    WisdomTree Trust

241.    XAI Octagon Floating Rate & Alternative Income Term Trust

(b)   The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101	Treasurer	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)   Not Applicable

Item 33.  Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of 15 U.S.C. 80a-3-(a) and rules under that section, are maintained by U.S. Bank Fund Services, LLC and U.S. Bank, N.A., with the exception of those maintained by the Registrant’s investment adviser, Innovator Capital Management, LLC, 200 W. Front Street, Wheaton, Illinois 60187.

U.S. Bank Fund Services, LLC and U.S. Bank, N.A. provide general administrative, accounting, portfolio valuation, and custodian services, respectively, to the Registrant, including the coordination and monitoring of any third-party service providers and maintain all such records relating to these services.

Item 34.  Management Services

Not Applicable

Item 35.  Undertakings

Not Applicable

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that is meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on February 28, 2025.

Innovator ETFs® Trust
By:	/s/ H. Bruce Bond
H. Bruce Bond President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ H. Bruce Bond	Chief Executive Officer, President and Trustee	February 28, 2025
H. Bruce Bond
/s/ Kathy Meyer	Vice President, Treasurer and	February 28, 2025
Kathy Meyer	Principal Financial Accounting Officer
)
Mark Berg*	Trustee)
)
	)	By:	/s/ H. Bruce Bond
Joe Stowell*	Trustee)		H. Bruce Bond Attorney-In-Fact February 28, 2025
)
)
Brian J. Wildman*	Trustee)
)

____________

*        An original power of attorney authorizing H. Bruce Bond to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.

Index to Exhibits

(j)	Consent of Independent Registered Public Accounting Firm